UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1.               REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

Table of Contents

Continued

ii

Table of Contents

Continued

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

P.L.C.  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

SPDR  Standard & Poor's Depository Receipts

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

(y)  The rate shown is the effective yield.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(c)  Face Amount denominated in Canadian Dollars.

(d)  Face Amount denominated in Denmark Krone.

(e)  Face Amount denominated in Euro.

(j)  Face Amount denominated in Japanese Yen.

(z)  Face Amount denominated in New Zealand Dollars.

(n)  Face Amount denominated in Norwegian Krone.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

❖  Security segregated as collateral for the Open Futures Contracts.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,404
$10,317

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.92%	0.23%	0.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

Enhanced U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000

Enhanced U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$10,404
$10,060
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.73%	-0.51%	0.06%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio Institutional Class vs. Russell 1000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000

U.S. Large Cap Value Portfolio Institutional Class
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,341
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.18%	1.13%	3.67%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Targeted Value Portfolio Class R2 vs. Russell 2000 Value Index
June 30, 2008-October 31, 2008

Growth of $10,000
U.S. Targeted Value Portfolio Class R2
Russell 2000 Value Index
$20,000
$10,000
$0
$8,399
$7,860
06/08
10/08

Total Return	From 6/30/2008
	-21.40%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Targeted Value Portfolio Class R1 vs. Russell 2000 Value Index
January 31, 2008-October 31, 2008

Growth of $10,000
U.S. Targeted Value Portfolio Class R1
Russell 2000 Value Index
$20,000
$10,000
$0
2008
10/08
$7,897
$7,504

Total Return	From 1/31/2008
	-24.96%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Targeted Value Portfolio Institutional Class vs. Russell 2000 Value Index
February 23, 2000-October 31, 2008

Growth of $10,000

U.S. Targeted Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
02/00
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$21,746
$19,637

Average Annual Total Return	One Year	Five Years	From 2/23/2000
	-34.32%	3.26%	9.35%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Small Cap Value Portfolio Institutional Class vs. Russell 2000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Small Cap Value Portfolio Institutional Class
Russell 2000 Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,838
$20,410

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.75%	2.12%	9.08%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 1 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-October 31, 2008

Growth of $10,000
U.S. Core Equity 1 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,312
$8,214

Average Annual Total Return	One Year	From 9/15/2005
	-36.32%	-6.10%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-October 31, 2008

Growth of $10,000
U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,312
$8,124

Average Annual Total Return	One Year	From 9/15/2005
	-36.98%	-6.43%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Vector Equity Portfolio Institutional Class vs. Russell 2500 Index

December 30, 2005-October 31, 2008

Growth of $10,000
U.S. Vector Equity Portfolio Institutional Class
Russell 2500 Index
$20,000
$10,000
$0
12/05
2007
2008
10/08
$7,920
$7,847

Average Annual Total Return	One Year	From 12/30/2005
	-37.62%	-8.20%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

T.A. U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

October 4, 2007-October 31, 2008

Growth of $10,000

T.A. U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
10/07
10/08
$6,387
$6,376

Average Annual Total Return	One Year	From 10/4/2007
	-35.81%	-34.13%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Small Cap Portfolio Institutional Class vs. Russell 2000 Index
October 31, 1998-October 31, 2008

Growth of $10,000
U.S. Small Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,337
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.83%	0.82%	6.82%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Micro Cap Portfolio Institutional Class vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

U.S. Micro Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$22,349
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.11%	0.29%	8.37%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Real Estate Securities Portfolio Institutional Class vs. Dow Jones Wilshire REIT Index, S&P 500 Index

October 31, 1998-October 31, 2008

Growth of $10,000
DFA Real Estate Securities Portfolio Institutional Class
Dow Jones Wilshire REIT Index
S&P 500 Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,492
$22,980
$10,404

Average Annual Total Return	One Year	Five Years	Ten Years
	-41.15%	4.24%	8.68%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

Large Cap International Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
October 31, 1998-October 31, 2008

Growth of $10,000

Large Cap International Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$12,320
$12,239
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-45.17%	3.88%	2.04%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

International Core Equity Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)
September 15, 2005-October 31, 2008

Growth of $10,000
International Core Equity Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
09/05
2007
2008
10/08
$8,471
$8,158

Average Annual Total Return	One Year	From 9/15/2005
	-48.74%	-6.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

T.A. World ex U.S. Core Equity Portfolio vs. MSCI All Country World ex USA Index (net div.)

March 6, 2008-October 31, 2008

Growth of $10,000
T.A. World ex U.S. Core Equity Portfolio
MSCI All Country World ex USA Index (net div.)
$20,000
$10,000
$0
03/08
10/08
$5,985
$5,939

Total Return	From 3/6/2008
	-40.61%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Small Company Portfolio Institutional Class vs.
MSCI World ex USA Small Cap Index (net div.), MSCI World ex USA Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
International Small Company Portfolio Institutional Class
MSCI World ex USA Small Cap Index (net div.)
MSCI World ex USA Small Cap Index (price-only)
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,190
$16,041
$15,672
$13,373
$12,936

Average Annual Total Return	One Year	Five Years	Ten Years
	-50.99%	4.13%	7.28%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Japanese Small Company Portfolio Institutional Class vs. MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
Japanese Small Company Portfolio Institutional Class
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$16,075
$13,182
$12,262

Average Annual Total Return	One Year	Five Years	Ten Years
	-28.86%	2.28%	4.86%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Asia Pacific Small Company Portfolio Institutional Class vs. MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
Asia Pacific Small Company Portfolio Institutional Class
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$80,000
$64,000
$48,000
$32,000
$16,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$30,044
$22,198
$15,957

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.73%	3.32%	11.63%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

United Kingdom Small Company Portfolio Institutional Class vs. MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
United Kingdom Small Company Portfolio Institutional Class
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,039
$15,663
$11,779

Average Annual Total Return	One Year	Five Years	Ten Years
	-56.66%	0.97%	5.47%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Continental Small Company Portfolio Institutional Class vs. MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)

October 31, 1998-October 31, 2008

Growth of $10,000

Continental Small Company Portfolio Institutional Class
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,958
$15,982
$13,323

Average Annual Total Return	One Year	Five Years	Ten Years
	-53.60%	7.75%	7.16%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA International Real Estate Securities Portfolio Institutional Class vs. S&P/Citigroup Global ex US REIT Index (gross div.)

March 1, 2007-October 31, 2008

Growth of $10,000
DFA International Real Estate Securities Portfolio Institutional Class
S&P/Citigroup Global ex US REIT Index (gross div.)
$20,000
$10,000
$0
03/07
2008
10/08
$4,572
$4,461

Average Annual Total Return	One Year	From 3/1/2007
	-56.31%	-38.35%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA Global Real Estate Securities Portfolio vs. S&P Global REIT Index (gross div.)
June 4, 2008-October 31, 2008

Growth of $10,000
DFA Global Real Estate Securities Portfolio
S&P Global REIT Index (gross div.)
$10,000
$0
06/08
10/08
$6,040
$5,965

Total Return	From 6/4/2008
	-39.60%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA International Small Cap Value Portfolio Institutional Class vs. MSCI World ex USA Small Cap Index (net div.), MSCI World ex USA Small Cap Index (price-only)

October 31, 1998-October 31, 2008

Growth of $10,000
DFA International Small Cap Value Portfolio Institutional Class
MSCI World ex USA Small Cap Index (net div.)
MSCI World ex USA Small Cap Index (price-only)
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$24,839
$15,754
$15,391
$13,373
$12,936

Average Annual Total Return	One Year	Five Years	Ten Years
	-49.62%	5.81%	9.53%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Vector Equity Portfolio vs. MSCI World ex USA Index (net dividends)

August 14, 2008-October 31, 2008

Growth of $10,000
International Vector Equity Portfolio
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
08/08
10/08
$6,812
$6,740

Total Return	From 8/14/2008
	-32.60%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$56,000
$42,000
$28,000
$14,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$28,492
$26,820
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.74%	10.95%	11.04%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Small Cap Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Small Cap Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$72,000
$54,000
$36,000
$18,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$32,009
$27,484
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.45%	7.91%	12.34%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Core Equity Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends)

April 5, 2005-October 31, 2008

Growth of $10,000
Emerging Markets Core Equity Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
$30,000
$20,000
$10,000
$0
04/05
2006
2007
2008
10/08
$11,308
$10,661

Average Annual Total Return	One Year	From 4/5/2005
	-55.44%	1.81%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA One-Year Fixed Income Portfolio Institutional Class vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
October 31, 1998-October 31, 2008

Growth of $10,000
DFA One-Year Fixed Income Portfolio Institutional Class
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$14,905
$14,640
$14,550
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.01%	3.15%	3.89%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Two-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-3 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Two-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-3 Years (hedged)
$20,000
$10,000
$0
$15,394
$14,791
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.22%	3.04%	3.99%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Selectively Hedged Global Fixed Income Portfolio vs. Citigroup World Government Bond Index 1-3 Years (hedged), Citigroup World Government Bond Index 1-3 Years (unhedged) January 9, 2008-October 31, 2008

Growth of $10,000

DFA Selectively Hedged Global Fixed Income Portfolio
Citigroup World Government Bond Index 1-3 Years (hedged)
Citigroup World Government Bond Index 1-3 Years (unhedged)
$20,000
$10,000
$0
2008
10/08
$10,362
$10,035
$8,933

Total Return	From 1/9/2008
	-10.67%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Five-Year Government Portfolio Institutional Class vs. Merrill Lynch US Treasury/Agency Index 1-5 Years
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Five-Year Government Portfolio Institutional Class
Merrill Lynch US Treasury/Agency Index 1-5 Years
$20,000
$10,000
$0
$16,101
$16,029
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.65%	3.30%	4.83%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Five-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-5 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
DFA Five-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-5 Years (hedged)
$20,000
$10,000
$0
$15,753
$15,493
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	1.68%	3.09%	4.48%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

DFA Intermediate Government Fixed Income Portfolio Institutional Class vs. Barclays Capital US Government Bond Index
October 31, 1998-October 31, 2008

Growth of $10,000

DFA Intermediate Government Fixed Income Portfolio Institutional Class
Barclays Capital US Government Bond Index
$20,000
$10,000
$0
$17,208
$16,828
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	5.95%	4.45%	5.58%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Inflation-Protected Securities Portfolio Institutional Class vs. Barclays Capital US TIPS Index

September 18, 2006-October 31, 2008

Growth of $10,000

DFA Inflation-Protected Securities Portfolio Institutional Class
Barclays Capital US TIPS Index
$20,000
$10,000
$0
09/06
2008
10/08
$10,296
$10,285

Average Annual Total Return	One Year	From 9/18/2006
	-3.99%	1.34%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Short-Term Municipal Bond Portfolio Institutional Class vs. Barclays Capital Municipal Bond Index 3 Years
August 20, 2002-October 31, 2008

Growth of $10,000
DFA Short-Term Municipal Bond Portfolio Institutional Class
Barclays Capital Municipal Bond Index 3 Years
$20,000
$10,000
$0
$11,961
$11,430
08/02
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	From 8/20/2002
	1.90%	2.08%	2.18%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA California Short-Term Municipal Bond Portfolio Institutional Class vs. Merrill Lynch 1-3 Year California Municipal Bond Index
April 2, 2007-October 31, 2008

Growth of $10,000
DFA California Short-Term Municipal Bond Portfolio Institutional Class
Merrill Lynch 1-3 Year California Municipal Bond Index
$20,000
$10,000
$0
04/07
2008
10/08
$10,692
$10,371

Average Annual Total Return	One Year	From 4/2/2007
	1.78%	2.33%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500 Index® by purchasing shares of a Master Fund that invests in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Master Fund was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

For the 11 months ended October 31, 2008, total returns were –33.14% for the Portfolio and –33.31% for the S&P 500 Index®. The securities in the Master Fund closely tracked the investment results of the Index. The better relative performance of the Portfolio was primarily due to the flexible trading approach employed by the Portfolio to gain exposure to the performance of the Index during periods of index reconstitution.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return performance of the S&P 500 Index® by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the 11 months ended October 31, 2008, approximately 98% of the overlay instruments consisted of S&P 500 Index futures contracts. Swaps and ETFs completed the equity exposure for the last month of the fiscal year. The behavior of S&P 500 Index futures contracts and ETFs linked to the S&P 500 Index is determined principally by the performance of the S&P 500 Index. For the 11 months ended October 31, 2008, total return was –33.89% for the Portfolio and –33.31% for the S&P 500 Index. Relative to the S&P 500 Index, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held approximately 200 stocks as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, large cap value stocks generally outperformed large cap growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index®, and –36.63% for the Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to the Master Fund's lower-exposure to stocks with neutral value/growth characteristics as measured by book-to-market ("BtM") ratio, and weighting and composition differences of consumer discretionary and consumer staples stocks due to structural differences in the eligible universe of the Master Fund as compared to the Index. Less value-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Master Fund compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 17 percentage points. Stocks held by the Master Fund in the consumer discretionary sector, which represented approximately 16% of the Master Fund compared to approximately 8% of the Index, underperformed similar stocks in the Index by about 8 percentage points. Stocks held by the Master Fund in the consumer staples sector, which represented approximately 5% of the Master

Fund compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,520 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®, –35.42% for the Russell Midcap Value Index®, and –29.27% for the Portfolio.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios also contributed to the Portfolio's underperformance. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 14 percentage points, which also contributed to the underperformance.

U.S. Targeted Value Portfolio R1

The U.S. Targeted Value Portfolio R1 seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio R1 is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,520 stocks, and was mostly invested in equities throughout the period from the Portfolio's inception on January 31, 2008: average cash levels for the period ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on January 31, 2008 through October 31, 2008, total returns were –23.83% for the Russell 2000 Index®, –21.03% for the Russell 2000 Value Index®, –31.58% for the Russell Midcap Value Index®, and –24.96% for the U.S. Targeted Value Portfolio R1.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the period since inception was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios also contributed to the Portfolio's underperformance. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 16 percentage points, which also contributed to the underperformance.

U.S. Targeted Value Portfolio R2

The U.S. Targeted Value Portfolio R2 seeks to capture the returns of U.S. small and mid capitalization value stocks. The investment strategy employed by the U.S. Targeted Value Portfolio R2 is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,520 stocks, and was mostly invested in equities throughout the period from the Portfolio's inception on June 30, 2008: average cash levels for the period ended October 31, 2008 were in general approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on June 30, 2008 through October 31, 2008, total returns were –21.68% for the Russell 2000 Index®, –16.01% for the Russell 2000 Value Index®, –28.57% for the Russell Midcap Value Index®, and –21.40% for the U.S. Targeted Value Portfolio R2.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. Mid cap stocks held by the Portfolio underperformed similar stocks held by the Index by approximately 5 percentage points, which also contributed to the underperformance.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held about 2,130 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®, and –31.80% for the Portfolio.

Relative to the Russell 2000 Value Index®, underperformance of the Portfolio for the fiscal year was primarily due to the Master Fund's underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Master Fund did not hold the same composition of financials and energy stocks as the Index and thus underperformed by more than 3 percentage points during this period. Composition differences among the largest and smallest stocks held in the Master Fund as compared to the Index, and a greater exposure to stocks with the most pronounced value characteristics as measured by book-to-market ("BtM") ratio, also contributed to the Master Fund underperformance. Micro cap stocks held by the Master Fund, which accounted for approximately 34% of the Portfolio compared to 23% of the Index, underperformed similarly sized stocks held by the Index by approximately 6 percentage points. In addition, value stocks in the highest BtM quartile, which accounted for approximately 59% of the Master Fund compared to approximately 39% of the Index, underperformed the Index by approximately 10 percentage points.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,520 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index®, and –32.85% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the highest BtM quartile, which represented approximately 33% of the Portfolio compared to approximately 26% of the Index, outperformed those held in the Index by 3 percentage points.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with greater exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio than the U.S. Core Equity 1 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,530 stocks and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index®, and –33.16% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the two highest BtM quartiles, which represented approximately 72% of the Portfolio compared to approximately 51% of the Russell 3000 Index®, outperformed those held in the Index. Financial stocks representing approximately 20% of the Portfolio outperformed financials representing approximately 15% of the Index by approximately 7 percentage points.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with stronger exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the U.S. Core Equity 2 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 3,380 stocks and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.17% for the Russell 2500 Index®, –29.10% for the Russell 2500 Value Index®, and –33.29% for the Portfolio. Relative to the Russell 2500 Index®, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. Greater exposure to large cap stocks, which comprised approximately 23% of the Portfolio compared to less than 1% of the Index and lagged the performance of similar stocks in the Index by approximately 32 percentage points, also contributed to the Portfolio's underperformance.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ("BtM") ratio, while minimizing federal income tax implications of investment decisions. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held about 2,840 stocks and essentially was fully invested in equities throughout the year: the average cash level for the 11 months ended October 31, 2008 was in general approximately 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.62% for the Russell 3000 Index® and –32.16% for the Portfolio. Compared to the Russell 3000 Index®, the better relative performance of the Portfolio was primarily due to the Portfolio's higher allocation to value stocks. Value stocks owned by the Portfolio in the highest BtM quartile, which represented approximately 40% of the Portfolio compared to approximately 26% of the Index, outperformed similar stocks held in the Index by approximately 6 percentage points. Financial stocks held by the Portfolio outperformed financials held by the Russell 3000 Index® by approximately 12 percentage points.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,480 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –30.67% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio for the fiscal year was primarily due to the Master Fund's higher allocation to micro cap stocks, which underperformed small cap stocks, and due to the better performance of mid cap stocks in the Index.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,440 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks.Within the broad universe of smaller capitalization stocks, mid caps outperformed micro caps. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –31.33% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to the Master Fund's weighting differences among micro cap stocks held in the Master Fund compared to the Index. The smallest micro cap stocks, which accounted for approximately 58% of the Master Fund compared to approximately 20% of the Index, underperformed the Russell 2000 Index® by approximately 4 percentage points.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio held approximately 100 stocks, and was mostly invested in equities throughout the year: for the 11 months ended October 31, 2008 average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the REIT sector slightly underperformed broad U.S. equity market indices. Total returns were –33.31% for the S&P 500 Index®, –35.18% for the Dow Jones Wilshire REIT Index, and –34.46% for the Portfolio. Relative to the Dow Jones Wilshire REIT Index, the better relative performance of the Portfolio was attributable to a larger exposure to self storage REITs. On average, these securities represented 6% of the Portfolio compared to 5% of the Index and outperformed the Index by approximately 38 percentage points. Composition differences between the smallest stocks held by the Portfolio compared to the Index also contributed to the Portfolio's better performance.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Equity Portfolios' Performance Overview

Large Cap International Portfolio

The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 1,330 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, international large cap stocks generally outperformed international small cap stocks. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex USA Index (net dividends), and –43.14% for the Portfolio. Relative to the MSCI EAFE Index (net dividends), the better performance of the Portfolio was primarily due to composition differences among financial stocks and stocks with lower market capitalizations held by the Portfolio compared to the Index. Financial stocks held by the Portfolio outperformed those held by the Index by approximately 2 percentage points. Stocks held by the Portfolio in the second largest quintile by market capitalizations also outperformed those held by the Index by approximately 2 percentage points.

International Core Equity Portfolio

The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 4,820 stocks in 22 developed country markets as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.37% for the MSCI World ex USA Index (net dividends) and –45.76% for the Portfolio. The underperformance of the Portfolio as compared to the Index was primarily due to a larger allocation of the Portfolio to micro cap stocks. Micro cap stocks, which represented approximately 16% of the Portfolio compared to less than 1% of the Index, underperformed the Index by approximately 2 percentage points. To a lesser extent, underperformance to the Index was attributable to a smaller allocation by the Portfolio to health care stocks, which outperformed the Index by more than 16 percentage points. Health care stocks comprised approximately 4% of the Portfolio, compared to 6% of the Index.

T.A. World ex U.S. Core Equity Portfolio

The T.A. World ex U.S. Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The Portfolio also seeks to lower tax exposure by minimizing the realization of short-term capital gains and non-qualified dividend income. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 3,310 stocks in 39 developed and emerging markets and was mostly invested in equities throughout the period: average cash levels from the Portfolio's inception on March 6, 2008 through October 31, 2008 were in general approximately 3% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on March 6, 2008 through October 31, 2008, total returns were –40.15% for the MSCI All Country World ex USA Index, and –40.61% for the Portfolio. Relative to the Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index and due to the Portfolio's greater exposure to micro cap stocks. Results for the Index are not diminished by management and administrative expenses associated with running a live portfolio. Micro cap stocks comprised approximately 15% of the Portfolio compared to 1% of the Index and underperformed the Index. A smaller allocation by the Portfolio to health care stocks, which outperformed the Index by a wide margin, also contributed to the Portfolio's underperformance. Health care stocks comprised about 4% of the Portfolio, compared to 6% of the Index.

International Small Company Portfolio

The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Europe (excluding the U.K.), Japan, and Asia Pacific. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Funds held approximately 4,070 stocks in 22 developed country markets and were mostly invested in equities throughout the year: the combined average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, international small company stocks underperformed international large company stocks. Total returns were –49.91% for the MSCI EAFE Small Cap Index (net dividends), –51.10% for the MSCI EAFE Small Cap Index (price-only), –50.30 for the MSCI World ex USA Small Cap Index (net dividends), –51.45% for the MSCI World ex USA Small Cap Index (price-only), and –47.13% for the Portfolio. The Indexes net of foreign withholding taxes on dividends do not have ten years of performance. The Portfolio intends to include the price-only Indexes for performance comparison purposes until the net-dividends Indexes have at least ten years of data to report.

Relative to both the MSCI EAFE Small Cap Index (net dividends) and the MSCI World ex USA Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to composition differences in value stocks between the Master Funds and the Indexes. Value stocks held by the Master Funds outperformed similar stocks in both Indexes by approximately 5 percentage points. Small and micro cap stocks held by the Master Funds outperformed similar stocks held by both Indexes, which also contributed to its better relative performance.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,240 stocks and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Japanese small company stocks outperformed Japanese large company stocks. Total returns were –36.36% for the MSCI Japan Large Cap Index (net dividends), –33.92% for the MSCI Japan Small Cap Index (net dividends), –35.17% for the MSCI Japan Small Cap Index (price-only) and –27.16% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), the better relative performance of the Portfolio was due to the Master Fund's larger allocation to value stocks, which outperformed the Index by approximately 10 percentage points. Value stocks held by the Master Fund, which accounted for approximately 21% of the Master Fund compared to 13% of the Index, outperformed similar stocks in the Index by approximately 5 percentage points. Small cap and micro cap stocks held by the Master Fund outperformed similar stocks in the MSCI Japan Small Cap Index (net dividends), which also contributed to its better performance.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 950 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 62%, 17%, 8%, and 12%, respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks. The allocations do not represent a forecast of future performance and are subject to change. Average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Asia Pacific small company stocks underperformed Asia Pacific large company stocks. Total returns were –50.78% for the MSCI Pacific ex Japan Large Cap Index (net dividends), –62.96% for the MSCI Pacific ex Japan Small Cap Index (net dividends), –64.17% for the MSCI Pacific ex Japan Small Cap Index (price-only), and –57.94% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), the better relative performance of the Portfolio was primarily due to the Master Fund's composition differences among stocks with larger market capitalizations. Small cap stocks with higher market capitalizations held by the Master Fund outperformed similar size stocks held by the Index by approximately 6 percentage points. The Master Fund's larger allocation to energy stocks, which comprised about 10% of the Portfolio compared to 8% of the Index and outperformed the overall Index, also contributed to the Portfolio's better performance.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 380 stocks, and average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, U.K. small company stocks underperformed U.K. large company stocks. Total returns were –43.64% for the MSCI U.K. Large Cap Index (net dividends), –53.13% for the MSCI U.K. Small Cap Index (net dividends), –54.52% for the MSCI U.K. Small Cap Index (price-only) and –50.97% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index (net dividends), the better relative performance of the Portfolio was primarily due to the lower allocation by the Master Fund to financials, 13% vs. 17%. Financial stocks held by the Master Fund outperformed similar stocks in the Index by approximately 5 percentage points.

Continental Small Company Portfolio

The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,150 stocks in 15 developed continental European countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks. Country allocations do not represent a forecast of future performance and are subject to change.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, continental European small company stocks underperformed continental European large company stocks. Total returns were –46.25% for the MSCI Europe ex U.K. Large Cap Index (net dividends), –54.30% for the MSCI Europe ex U.K Small Cap Index (net dividends), –55.24% for the MSCI Europe ex U.K. Small Cap Index (price-only), and –49.89% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Europe ex U.K. Small Cap Index (net dividends), the better performance of the Portfolio was primarily due to the Master Fund's composition differences for financial and industrial stocks. Financial stocks held by the Master Fund outperformed those held by the Index by approximately 13 percentage points, while industrial stocks held by the Master Fund outperformed similar stocks in the Index by approximately 4 percentage points.

DFA International Real Estate Securities Portfolio

DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio held approximately 170 stocks in 16 developed and emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –51.66% for the S&P Global ex US REIT Index (gross dividends) and –52.85% for the Portfolio. Relative to the Index, the underperformance of the Portfolio was mainly attributable to a lower exposure to large cap REIT securities, which outperformed the overall Index. Large cap REITs represented approximately 46% of the Portfolio, compared to 55% of the Index.

DFA Global Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track closely a specific index. As of October 31, 2008, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securiites Portfolio (the "Underlying Funds").

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in global real estate securities markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on June 4, 2008 through October 31, 2008, total returns were –40.35% for the S&P Global REIT Index (gross dividends) and –39.60% for the Portfolio. Relative to the Index, the better performance of the Portfolio was primarily due to the Underlying Funds' greater allocation to U.S. REITs, which outperformed the Index, and a lower allocation to Australian REITs, which underperformed the Index. U.S. REITs comprised approximately 60% of the Underlying Funds compared to 52% of the Index, while Australian REITs comprised 11% of the Underlying Funds compared to 16% of the Index.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,260 stocks in 22 developed countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –49.91% for the MSCI EAFE Small Cap Index (net dividends), –51.10% for the MSCI EAFE Small Cap Index (price-only), –50.30% for the MSCI World ex USA Small Cap Index (net dividends), –51.45% for the MSCI World ex USA Small Cap Index (price-only), and –45.17% for the Portfolio. The Indexes net of foreign withholding taxes on dividends do not have ten years of performance. The Portfolio intends to include the price-only Indexes for performance comparison purposes until the net-dividends Indexes have at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index and the MSCI World ex USA Small Cap Index (both net dividends), the outperformance of the Portfolio was primarily due to composition differences in Japanese stocks between the Portfolio and the Indexes. Japanese stocks in the Portfolio outperformed Japanese stocks in the benchmarks by about 15%.

International Vector Equity Portfolio

The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with stronger exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio than the International Core Equity Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. The Portfolio held approximately 2,280 stocks in 22 developed country markets as of October 31, 2008 and was mostly invested in equities throughout the year: average cash levels for the period from the Portfolio's inception on August 14, 2008 through October 31, 2008 were in general approximately 4.5% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on August 14, 2008 through October 31, 2008, total returns were –31.88% for the MSCI World ex USA Index and –32.60% for the Portfolio. Relative to the Index, the underperformance of the Portfolio was primarily due to its greater exposure to micro cap stocks. Micro caps, which accounted for approximately 25% of the Portfolio and less than 1% of the Index, underperformed the Index. A smaller allocation by the Portfolio to health care stocks, which comprised approximately 4% of the Portfolio compared to 8% of the Index, also contributed to the Portfolio's underperformance.

Emerging Markets Portfolio

The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –48.37% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Portfolio was primarily due to the Master Fund's lower allocation to China and Russia, which underperformed the overall Index; and

a greater allocation to Mexico and Israel, which outperformed the Index. On average, Chinese stocks represented approximately 7% of the Master Fund for the period under review compared to 15% in the Index. The Master Fund does not purchase Russian stocks, which represented approximately 10% of the Index. Israeli stocks represented approximately 4% of the Master Fund, compared to 2% of the Index; while Mexican stocks represented approximately 9% of the Master Fund, compared to 5% of the Index.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,840 stocks in 16 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, emerging markets small company stocks generally underperformed emerging markets large company stocks. Total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –57.00% for the Portfolio. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Portfolio intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to the Master Fund's greater allocation to stocks with lower market capitalizations, which underperformed larger stocks. On average, small cap stocks represented approximately 99% of the Master Fund for the period under review, compared to 22% in the Index. A greater exposure to Indian stocks, which represented approximately 12% of the Master Fund compared to 7% of the Index and underperformed the Index by more than 8 percentage points, also contributed to the Master Fund's underperformance.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio seeks to capture the returns of the broad universe of emerging market stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –51.93% for the Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Portfolio was primarily due to a lower allocation by the Portfolio to Chinese stocks and no allocation to Russian stocks, both of which underperformed the Index. On average, Chinese stocks represented approximately 10% of the Portfolio for the period under review compared to 15% in the Index. The Portfolio does not purchase Russian stocks, which represented approximately 10% of the MSCI Emerging Markets Index.

Fixed Income Market Review  11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the 11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of Dimensional's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolio Performance Overview

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund increased during the 11 months under review, from approximately 30 days on November 30, 2007, to 265 days on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.68% for the Portfolio, 3.34% for the Merrill Lynch Six-Month US Treasury Bill Index, and 3.84% for the Merrill Lynch One-Year US Treasury Note Index. The Portfolio underperformed both Indexes primarily due to the Master Fund's structural differences with the Indexes. The Master Fund had high exposure to corporate and agency debt, which underperformed Treasury debt during the period of significantly widening credit spreads.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund increased from 0.46 years on November 30, 2007 to 0.74 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.93% for the Portfolio and 4.38% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to the Index, underperformance of the Portfolio was primarily due to the Master Fund's structural and maturity differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark. The Master Fund had a duration of 0.73 on October 31, 2008 compared to 1.84 years for the Index, which limited returns in the falling interest rate environment.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. It hedges foreign currency exposure on a selective basis to capture the higher interest rate returns that may be offered in foreign yield curves. Eligible countries include but are not limited to Australia, Canada, Denmark, the EMU countries, Japan, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 0.15 years on January 31, 2007 (the first month end following its January 9, 2008 inception) to 0.47 years on October 31, 2008.

For the period from the Portfolio's inception on January 9, 2008 through October 31, 2008, total returns were –10.67% for the DFA Selectively Hedged Global Fixed Income Portfolio, 3.62% for the Citigroup World Government Bond Index 1-3 Years (hedged) and –0.95% for the Citigroup World Government Bond Index 1-3 Years (unhedged). Relative to the Citigroup World Government Bond Index 1-3 Years (hedged) , underperformance of the Portfolio was primarily due to currency movements. The Portfolio had a large allocation to unhedged securities during a period when the U.S. dollar rallied significantly, thus the Portfolio underperformed the fully hedged Index. Relative to the Citigroup World Government Bond Index 1-3 Years (unhedged), the Portfolio had no exposure to the Japanese Yen (a relatively strong currency) and overweight exposures to weaker currencies such as the Australian Dollar and New Zealand Dollar.

DFA Five-Year Government Portfolio

The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government and government agency securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 0.05 years on November 30, 2007 to 3.46 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 3.25% for the Portfolio, 4.73% for the Barclays Capital US Government Bond Index Intermediate, and 5.22% for the Merrill Lynch US Treasury/Agency Index 1-5 Years. Relative to both Indexes, underperformance of the Portfolio was due to maturity differences in the first two quarters of the year. At the beginning of the period, the Portfolio had a much shorter duration than each Index, as the yield curve remained inverted and was negatively affected by sharply declining interest rates. The Portfolio duration was significantly extended in February to take advantage of the rising expected term premium and steepening of the yield curve. However, interest rates rose sharply in April and May when the duration of the Portfolio was already longer than that of each

Index. This underperformance more than offset the outperformance of the Portfolio due to higher allocation to Treasury versus agency instruments during the second part of the period, when credit spreads widened significantly.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from 1.13 years on November 30, 2007 to 2.46 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.40% for the Portfolio and 4.73% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to the Index, underperformance of the Portfolio was primarily due to structural differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio rose slightly, from 6.17 years on November 30, 2007 to 6.37 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.73% for the Portfolio and 3.96% for the Barclays Capital U.S. Government Bond Index. Relative to the Index, the Portfolio underperformance was primarily due to structural differences with the Index. The Portfolio had higher exposure to agency debt, which underperformed Treasury debt during the period of widening credit spreads.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the US government and its agencies and instrumentalities with maturities of between five and twenty years. The average maturity of the Portfolio fell slightly, from 8.78 years on November 30, 2007 to 8.60 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were –7.90% for the Portfolio and –7.77% for the Barclays Capital U.S. TIPS Index. Relative to the Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Barclays U.S.TIPS Index are not diminished by management and administrative expenses associated with running a live portfolio.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of higher-quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio increased from 0.31 years on November 30, 2007 to 1.53 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.63% for the Portfolio, 3.46% for the Barclays Capital Municipal Bond Index 3 Years, and 3.73% for the Barclays Capital Municipal Bond Index 1 Year. Relative to both Indexes, underperformance of the Portfolio was primarily due to its shorter duration compared to both Indexes for most of the fiscal year. The Portfolio maintained a short duration during the period of falling interest rates on municipal bonds of one to five years in maturity.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of higher-quality municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased from 0.55 years on November 30, 2007 to 2.12 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 1.45% for the Portfolio and 3.73% for the Merrill Lynch California Municipal Bond Index 1-3 Years. Relative to the Index, the Portfolio underperformance was primarily due to shorter duration than the Index. The Portfolio maintained a short duration during the period of falling interest rates on municipal bonds of one to five years in maturity.

Sources: Citigroup bond indexes copyright 2008 by Citigroup. Barclays Capital data, formerly Lehman Brothers, provided by Barclays Bank PLC. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$709.00	0.15%	$0.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.38	0.15%	$0.76

Enhanced U.S. Large Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$703.60	0.26%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.83	0.26%	$1.32
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$648.00	0.28%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.73	0.28%	$1.42
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$739.20	0.50%	$2.19
Class R2 Shares****	$1,000.00	$786.00	0.66%	$2.00
Institutional Class Shares	$1,000.00	$739.80	0.40%	$1.75
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.62	0.50%	$2.54
Class R2 Shares****	$1,000.00	$1,021.82	0.66%	$3.35
Institutional Class Shares	$1,000.00	$1,023.13	0.40%	$2.03
U.S. Small Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$721.50	0.52%	$2.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$708.40	0.21%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.08	0.21%	$1.07
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$706.10	0.23%	$0.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$704.20	0.34%	$1.46
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.43	0.34%	$1.73
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$714.70	0.29%	$1.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.68	0.29%	$1.48

U.S. Small Cap Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$745.00	0.37%	$1.62
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.28	0.37%	$1.88
U.S. Micro Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$750.20	0.52%	$2.29
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$642.60	0.33%	$1.36
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.48	0.33%	$1.68
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$600.90	0.30%	$1.21
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.63	0.30%	$1.53
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$574.80	0.41%	$1.62
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.08	0.41%	$2.08
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$557.80	0.60%	$2.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$564.60	0.55%	$2.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.37	0.55%	$2.80
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$785.30	0.59%	$2.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00

Asia Pacific Small Company Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$454.10	0.62%	$2.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.02	0.62%	$3.15
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$540.90	0.59%	$2.29
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$519.60	0.59%	$2.25
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.59%	$3.00
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$515.20	0.45%	$1.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.87	0.45%	$2.29
DFA Global Real Estate Securities Portfolio***;****
Actual Fund Return
Institutional Class Shares	$1,000.00	$604.00	0.54%	$1.77
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.42	0.54%	$2.75
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$577.70	0.69%	$2.74
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.69%	$3.51
International Vector Equity Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$674.00	0.60%	$1.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$530.60	0.60%	$2.31
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05

Emerging Markets Small Cap Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$464.60	0.78%	$2.87
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.22	0.78%	$3.96
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$498.70	0.66%	$2.49
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.66%	$3.35
DFA One-Year Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.20	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.23	0.18%	$0.92
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,014.00	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.23	0.18%	$0.92
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$874.40	0.24%	$1.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.93	0.24%	$1.22
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.20	0.23%	$1.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,006.40	0.28%	$1.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.73	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$994.80	0.13%	$0.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.48	0.13%	$0.66

DFA Inflation-Protected Securites Portfolio	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$891.00	0.15%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.38	0.15%	$0.76
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,005.70	0.23%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.98	0.23%	$1.17
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.30	0.27%	$1.36
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.78	0.27%	$1.37

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  U.S. Targeted Value Portfolio Class R2 Shares commenced operations on June 30, 2008, DFA Global Real Estate Securities Portfolio commenced operations on June 4, 2008 and International Vector Equity Portfolio commenced operations on August 14, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (U.S. Targeted Value Portfolio Class R2 Shares 124 days, DFA Global Real Estate Securities Portfolio 150 days and International Vector Equity Portfolio 79 days), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six-months ended October 31, 2008 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	14.4%	4.6%	6.5%	28.3%	7.1%	14.7%	16.7%
U.S. Core Equity 1 Portfolio	11.5%	9.4%	9.9%	16.9%	12.7%	12.8%	15.2%
U.S. Core Equity 2 Portfolio	12.5%	8.6%	10.4%	20.3%	10.6%	14.0%	12.2%
U.S. Vector Equity Portfolio	13.8%	6.4%	9.7%	25.6%	9.1%	14.3%	12.5%
T.A. U.S. Core Equity 2 Portfolio	13.2%	6.4%	11.7%	17.5%	10.8%	15.4%	13.0%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	9.5%	9.7%	10.2%	23.6%	9.3%	10.8%	5.1%
International Core Equity Portfolio	13.6%	8.0%	8.5%	27.2%	5.0%	15.5%	4.9%
T.A. World ex U.S. Core Equity Portfolio	12.1%	7.2%	8.8%	25.5%	4.8%	16.0%	5.7%
DFA International Real Estate Securities Portfolio	—	—	—	0.2%	—	—	—
DFA International Small Cap Value Portfolio	16.6%	8.8%	4.0%	23.2%	2.7%	23.4%	5.8%
International Vector Equity Portfolio	13.7%	6.6%	7.7%	26.6%	3.7%	18.3%	5.9%
Emerging Markets Core Equity Portfolio	8.9%	7.6%	10.4%	21.6%	3.3%	10.1%	9.6%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	5.7%	—	1.2%	0.1%	0.7%	100.0%
U.S. Core Equity 1 Portfolio	4.6%	—	2.9%	4.1%	—	100.0%
U.S. Core Equity 2 Portfolio	5.0%	—	3.6%	2.8%	—	100.0%
U.S. Vector Equity Portfolio	4.7%	—	2.5%	1.4%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	5.0%	—	4.2%	2.8%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	8.8%	—	6.1%	6.9%	—	100.0%
International Core Equity Portfolio	10.1%	—	3.7%	3.5%	—	100.0%
T.A. World ex U.S. Core Equity Portfolio	11.8%	—	4.1%	4.0%	—	100.0%
DFA International Real Estate Securities Portfolio	—	99.8%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	14.6%	0.2%	0.2%	0.4%	0.1%	100.0%
International Vector Equity Portfolio	12.7%	—	2.7%	2.1%	—	100.0%
Emerging Markets Core Equity Portfolio	14.7%	—	9.6%	4.1%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Selectively Hedged Global Fixed Income Portfolio	13.9%	6.7%	50.7%	24.5%	—
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	29.6%	40.9%	14.6%	11.5%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	20.1%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	42.1%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	4.2%	100.0%
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	3.4%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	20.4%	24.3%	35.2%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	14.9%	17.0%	26.0%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,544,364,144
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,882,359,550)	$2,544,364,144

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	33,170,337	$200,348,835
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $260,777,271)		$200,348,835

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	393,166,650	$5,331,339,774
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,153,911,937)		$5,331,339,774

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (11.3%)
Foot Locker, Inc.	200,981	$2,938,342	0.3%
# Leggett & Platt, Inc.	149,747	2,599,608	0.3%
*# Mohawk Industries, Inc.	88,140	4,264,213	0.5%
* Toll Brothers, Inc.	244,919	5,662,527	0.7%
Other Securities		106,586,904	12.0%
Total Consumer Discretionary		122,051,594	13.8%
Consumer Staples — (3.8%)
Casey's General Stores, Inc.	86,244	2,604,569	0.3%
* Constellation Brands, Inc. Class A	249,583	3,129,771	0.4%
Corn Products International, Inc.	109,727	2,668,561	0.3%
PepsiAmericas, Inc.	160,714	3,042,316	0.3%
Other Securities		29,134,688	3.3%
Total Consumer Staples		40,579,905	4.6%
Energy — (5.0%)
# Cimarex Energy Co.	115,417	4,669,772	0.5%
Rowan Companies, Inc.	140,833	2,554,711	0.3%
Tidewater, Inc.	79,728	3,476,938	0.4%
* Unit Corp.	74,546	2,798,457	0.3%
Other Securities		40,530,415	4.6%
Total Energy		54,030,293	6.1%
Financials — (22.4%)
# American Capital, Ltd.	188,801	2,652,654	0.3%
American Financial Group, Inc.	165,364	3,758,724	0.4%
# Associated Banc-Corp.	118,535	2,614,882	0.3%
Comerica, Inc.	139,100	3,837,769	0.4%
Fidelity National Financial, Inc.	266,110	2,397,651	0.3%
First American Corp.	122,304	2,496,225	0.3%
# First Niagara Financial Group, Inc.	172,435	2,719,300	0.3%
FirstMerit Corp.	105,428	2,458,581	0.3%
Hanover Insurance Group, Inc.	78,550	3,083,087	0.4%
HCC Insurance Holdings, Inc.	150,975	3,330,508	0.4%
# National Penn Bancshares, Inc.	172,975	2,930,196	0.3%
# NewAlliance Bancshares, Inc.	215,412	2,972,686	0.3%
Odyssey Re Holdings Corp.	88,247	3,480,462	0.4%
Old Republic International Corp.	303,792	2,797,924	0.3%
Prosperity Bancshares, Inc.	95,483	3,170,990	0.4%
*# Reinsurance Group of America, Inc. Class A	73,713	2,752,443	0.3%
# Synovus Financial Corp.	439,500	4,540,035	0.5%
Transatlantic Holdings, Inc.	79,194	3,393,463	0.4%
Trustmark Corp.	124,506	2,554,863	0.3%
W. R. Berkley Corp.	174,315	4,579,255	0.5%
# Zions Bancorporation	99,983	3,810,352	0.4%
Other Securities		175,934,780	19.9%
Total Financials		242,266,830	27.4%
Health Care — (5.9%)
* King Pharmaceuticals, Inc.	386,181	3,394,531	0.4%
Omnicare, Inc.	177,137	4,883,667	0.6%
Other Securities		54,891,124	6.2%
Total Health Care		63,169,322	7.2%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.3%)
IKON Office Solutions, Inc.	165,200	$2,846,396	0.3%
Ryder System, Inc.	88,461	3,504,825	0.4%
Other Securities		115,854,005	13.1%
Total Industrials		122,205,226	13.8%
Information Technology — (13.3%)
* Arrow Electronics, Inc.	173,349	3,024,940	0.4%
* Avnet, Inc.	216,911	3,631,090	0.4%
Fidelity National Information Services, Inc.	269,900	4,072,791	0.5%
* Ingram Micro, Inc.	252,180	3,361,559	0.4%
* Integrated Device Technology, Inc.	385,805	2,453,720	0.3%
Intersil Corp.	193,627	2,650,754	0.3%
Jabil Circuit, Inc.	311,612	2,620,657	0.3%
* Micron Technology, Inc.	533,700	2,513,727	0.3%
Other Securities		119,483,192	13.4%
Total Information Technology		143,812,430	16.3%
Materials — (4.8%)
Lubrizol Corp.	67,185	2,524,812	0.3%
MeadWestavco Corp.	264,464	3,710,430	0.4%
The Valspar Corp.	123,568	2,526,966	0.3%
Other Securities		43,042,736	4.9%
Total Materials		51,804,944	5.9%
Telecommunication Services — (1.0%)
CenturyTel, Inc.	156,983	3,941,843	0.5%
Other Securities		6,502,405	0.7%
Total Telecommunication Services		10,444,248	1.2%
Utilities — (0.0%)
Total Utilities		390,432	0.1%
TOTAL COMMON STOCKS		850,755,224	96.4%
EXCHANGE-TRADED FUND — (0.5%)
iShares Russell 2000 Value Index Fund	100,000	5,272,000	0.6%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,566	0.0%
TEMPORARY CASH INVESTMENTS — (1.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,542,691	10,542,691	1.2%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,680,000 FNMA 4.50%, 10/01/35, valued at $4,270,602) to be repurchased at $4,205,329	$4,205	4,205,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		14,747,691	1.7%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	191,509,364	$191,509,364	21.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,984,204 FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/21 to 04/01/38 & U.S. Treasury STRIP 4.620%(y), 02/15/17, valued at $17,684,779) to be repurchased at $17,215,719	$17,215	17,215,376	1.9%
TOTAL SECURITIES LENDING COLLATERAL		208,724,740	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,422,350,932)		$1,079,501,221	122.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
October 31, 2008

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	443,285,380	$5,505,604,420
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,888,262,917)		$5,505,604,420

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.5%)
Consumer Discretionary — (9.7%)
Comcast Corp. Class A	225,473	$3,553,454	0.3%
Disney (Walt) Co.	231,700	6,001,030	0.5%
McDonald's Corp.	93,280	5,403,710	0.4%
Time Warner, Inc.	441,219	4,451,900	0.4%
Other Securities		133,727,081	10.0%
Total Consumer Discretionary		153,137,175	11.6%
Consumer Staples — (7.7%)
Coca-Cola Co.	178,024	7,843,737	0.6%
CVS Caremark Corp.	178,250	5,463,362	0.4%
Kraft Foods, Inc.	202,630	5,904,638	0.5%
PepsiCo, Inc.	131,460	7,494,535	0.6%
Philip Morris International, Inc.	101,420	4,408,727	0.3%
Procter & Gamble Co.	240,632	15,530,389	1.2%
Wal-Mart Stores, Inc.	252,348	14,083,542	1.1%
Other Securities		61,451,738	4.6%
Total Consumer Staples		122,180,668	9.3%
Energy — (8.1%)
Apache Corp.	46,356	3,816,489	0.3%
Chevron Corp.	250,560	18,691,776	1.4%
ConocoPhillips	184,185	9,581,304	0.7%
Devon Energy Corp.	61,200	4,948,632	0.4%
Exxon Mobil Corp.	351,494	26,052,735	2.0%
Occidental Petroleum Corp.	64,024	3,555,893	0.3%
Other Securities		61,071,209	4.6%
Total Energy		127,718,038	9.7%
Financials — (14.0%)
Bank of America Corp.	485,245	11,728,372	0.9%
Bank of New York Mellon Corp.	137,358	4,477,871	0.4%
JPMorgan Chase & Co.	557,133	22,981,736	1.8%
The Goldman Sachs Group, Inc.	50,853	4,703,903	0.4%
U.S. Bancorp	167,665	4,998,094	0.4%
Wells Fargo & Co.	359,335	12,235,357	0.9%
Other Securities		161,364,819	12.0%
Total Financials		222,490,152	16.8%
Health Care — (10.5%)
Abbott Laboratories	108,855	6,003,353	0.5%
* Amgen, Inc.	101,485	6,077,937	0.5%
Bristol-Myers Squibb Co.	192,708	3,960,149	0.3%
Eli Lilly & Co.	109,044	3,687,868	0.3%
* Genentech, Inc.	67,348	5,585,843	0.4%
Johnson & Johnson	218,766	13,419,106	1.0%
Medtronic, Inc.	87,072	3,511,614	0.3%
Merck & Co., Inc.	209,268	6,476,845	0.5%
Pfizer, Inc.	783,318	13,872,562	1.1%
Other Securities		103,572,946	7.7%
Total Health Care		166,168,223	12.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.6%)
3M Co.	59,135	$3,802,381	0.3%
Boeing Co.	71,388	3,731,451	0.3%
Burlington Northern Santa Fe Corp.	45,345	4,038,426	0.3%
General Electric Co.	629,008	12,271,946	0.9%
Union Pacific Corp.	70,320	4,695,266	0.4%
United Parcel Service, Inc.	66,937	3,532,935	0.3%
United Technologies Corp.	76,735	4,217,356	0.3%
Other Securities		131,051,532	9.9%
Total Industrials		167,341,293	12.7%
Information Technology — (12.3%)
* Apple, Inc.	87,024	9,362,912	0.7%
* Cisco Sytems, Inc.	567,434	10,083,302	0.8%
* Google, Inc.	23,084	8,295,466	0.6%
Hewlett-Packard Co.	190,999	7,311,442	0.6%
Intel Corp.	489,356	7,829,696	0.6%
International Business Machines Corp.	104,430	9,708,857	0.8%
Microsoft Corp.	702,700	15,691,291	1.2%
* Oracle Corp.	421,735	7,713,533	0.6%
QUALCOMM, Inc.	122,323	4,680,078	0.4%
Other Securities		115,169,634	8.5%
Total Information Technology		195,846,211	14.8%
Materials — (3.8%)
Total Materials		60,697,020	4.6%
Other — (0.0%)
Total Other		351	0.0%
Telecommunication Services — (2.4%)
AT&T, Inc.	614,512	16,450,486	1.3%
Verizon Communications, Inc.	374,011	11,096,906	0.9%
Other Securities		11,180,287	0.7%
Total Telecommunication Services		38,727,679	2.9%
Utilities — (3.4%)
Total Utilities		54,493,355	4.1%
TOTAL COMMON STOCKS		1,308,800,165	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,008	0.0%
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	24,034,464	24,034,464	1.8%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,735,000 FNMA 6.50%, 08/01/36, valued at $6,514,899) to be repurchased at $6,415,503	$6,415	6,415,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		30,449,464	2.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.6%)
§@ DFA Short Term Investment Fund LP	226,901,386	$226,901,386	17.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $21,187,234 FNMA, 7.000%, maturities ranging from 02/01/38 to 09/01/38 & U.S. Treasury STRIP 0.539%(y), 05/15/09, valued at $21,027,361) to be repurchased at $20,469,370	$20,469	20,468,962	1.5%
TOTAL SECURITIES LENDING COLLATERAL		247,370,348	18.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,069,274,721)		$1,586,620,985	120.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	561,542	$8,849,902	0.4%
Disney (Walt) Co.	627,312	16,247,381	0.7%
Home Depot, Inc.	252,200	5,949,398	0.3%
# Lowe's Companies, Inc.	409,000	8,875,300	0.4%
Time Warner, Inc.	1,103,320	11,132,499	0.5%
Other Securities		261,456,076	10.2%
Total Consumer Discretionary		312,510,556	12.5%
Consumer Staples — (7.1%)
Altria Group, Inc.	409,900	7,865,981	0.3%
Coca-Cola Co.	145,713	6,420,115	0.3%
CVS Caremark Corp.	476,985	14,619,590	0.6%
Kraft Foods, Inc.	456,138	13,291,861	0.5%
Philip Morris International, Inc.	130,500	5,672,835	0.2%
Procter & Gamble Co.	571,788	36,903,198	1.5%
Wal-Mart Stores, Inc.	404,300	22,563,983	0.9%
Other Securities		105,265,480	4.2%
Total Consumer Staples		212,603,043	8.5%
Energy — (8.4%)
Apache Corp.	79,063	6,509,257	0.3%
Chevron Corp.	594,814	44,373,124	1.8%
ConocoPhillips	467,578	24,323,408	1.0%
Devon Energy Corp.	137,600	11,126,336	0.5%
Exxon Mobil Corp.	403,184	29,883,998	1.2%
Marathon Oil Corp.	200,388	5,831,291	0.2%
Occidental Petroleum Corp.	157,660	8,756,436	0.4%
Other Securities		120,660,868	4.6%
Total Energy		251,464,718	10.0%
Financials — (16.9%)
Bank of America Corp.	1,303,336	31,501,631	1.3%
Bank of New York Mellon Corp.	328,970	10,724,422	0.4%
# BB&T Corp.	183,469	6,577,364	0.3%
Chubb Corp.	111,344	5,769,846	0.2%
# Citigroup, Inc.	795,672	10,860,923	0.4%
JPMorgan Chase & Co.	1,242,660	51,259,725	2.1%
MetLife, Inc.	184,484	6,128,558	0.3%
PNC Financial Services Group, Inc.	104,703	6,980,549	0.3%
The Goldman Sachs Group, Inc.	119,024	11,009,720	0.5%
The Travelers Companies, Inc.	177,178	7,538,924	0.3%
Wells Fargo & Co.	852,801	29,037,874	1.2%
Other Securities		324,558,109	12.8%
Total Financials		501,947,645	20.1%
Health Care — (8.8%)
Johnson & Johnson	142,350	8,731,749	0.4%
Pfizer, Inc.	1,930,512	34,189,368	1.4%
* WellPoint, Inc.	164,028	6,375,768	0.3%
Other Securities		212,260,096	8.3%
Total Health Care		261,556,981	10.4%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.5%)
Burlington Northern Santa Fe Corp.	115,466	$10,283,402	0.4%
CSX Corp.	136,600	6,245,352	0.3%
FedEx Corp.	98,823	6,460,060	0.3%
General Electric Co.	2,250,267	43,902,709	1.8%
Norfolk Southern Corp.	125,758	7,537,935	0.3%
Raytheon Co.	116,144	5,936,120	0.3%
Union Pacific Corp.	170,600	11,390,962	0.5%
United Technologies Corp.	110,124	6,052,415	0.3%
Other Securities		244,065,721	9.5%
Total Industrials		341,874,676	13.7%
Information Technology — (10.0%)
* Cisco Sytems, Inc.	332,162	5,902,519	0.3%
* EMC Corp.	489,850	5,770,433	0.2%
Hewlett-Packard Co.	213,714	8,180,972	0.3%
Intel Corp.	458,292	7,332,672	0.3%
International Business Machines Corp.	77,144	7,172,078	0.3%
Microsoft Corp.	526,939	11,766,548	0.5%
Other Securities		253,046,723	10.1%
Total Information Technology		299,171,945	12.0%
Materials — (4.2%)
Dow Chemical Co.	309,988	8,267,380	0.3%
Other Securities		115,890,083	4.7%
Total Materials		124,157,463	5.0%
Other — (0.0%)
Total Other		531	0.0%
Telecommunication Services — (2.9%)
AT&T, Inc.	1,399,392	37,461,724	1.5%
Verizon Communications, Inc.	927,164	27,508,956	1.1%
Other Securities		22,747,101	0.9%
Total Telecommunication Services		87,717,781	3.5%
Utilities — (2.4%)
Total Utilities		70,985,858	2.8%
TOTAL COMMON STOCKS		2,463,991,197	98.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,881	0.0%
TEMPORARY CASH INVESTMENTS — (1.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	39,057,782	39,057,782	1.6%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $18,325,000 FNMA 6.50%, 11/01/36, valued at $12,299,695) to be repurchased at $12,116,949	$12,116	12,116,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		51,173,782	2.1%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.6%)
§@ DFA Short Term Investment Fund LP	424,648,738	$424,648,738	17.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $89,440,377 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 09/01/38 & U.S. Treasury STRIP 3.255%(y), 11/15/14, valued at $39,378,458) to be repurchased at $38,333,129	$38,332	38,332,365	1.5%
TOTAL SECURITIES LENDING COLLATERAL		462,981,103	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,015,165,938)		$2,978,148,963	119.1%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
Consumer Discretionary — (11.3%)
Comcast Corp. Class A	191,618	$3,019,900	0.4%
Disney (Walt) Co.	86,800	2,248,120	0.3%
Fortune Brands, Inc.	65,022	2,479,939	0.3%
# Leggett & Platt, Inc.	124,300	2,157,848	0.3%
Macy's, Inc.	192,090	2,360,786	0.3%
# Pulte Homes, Inc.	215,650	2,402,341	0.3%
*# Sears Holdings Corp.	47,129	2,721,228	0.3%
Time Warner, Inc.	400,981	4,045,898	0.5%
* Toll Brothers, Inc.	100,300	2,318,936	0.3%
Other Securities		93,073,223	10.7%
Total Consumer Discretionary		116,828,219	13.7%
Consumer Staples — (5.2%)
CVS Caremark Corp.	87,809	2,691,346	0.3%
Kraft Foods, Inc.	111,928	3,261,582	0.4%
Molson Coors Brewing Co.	69,336	2,590,393	0.3%
Philip Morris International, Inc.	46,200	2,008,314	0.2%
Procter & Gamble Co.	74,000	4,775,960	0.6%
Wal-Mart Stores, Inc.	42,300	2,360,763	0.3%
Other Securities		36,529,357	4.3%
Total Consumer Staples		54,217,715	6.4%
Energy — (7.7%)
Chevron Corp.	95,200	7,101,920	0.8%
# Cimarex Energy Co.	51,000	2,063,460	0.3%
ConocoPhillips	153,600	7,990,272	1.0%
Devon Energy Corp.	37,100	2,999,906	0.4%
Exxon Mobil Corp.	66,600	4,936,392	0.6%
Other Securities		54,303,996	6.2%
Total Energy		79,395,946	9.3%
Financials — (20.8%)
American Financial Group, Inc.	93,949	2,135,461	0.3%
Bank of America Corp.	402,170	9,720,449	1.2%
Chubb Corp.	45,208	2,342,679	0.3%
Comerica, Inc.	70,829	1,954,172	0.2%
Discover Financial Services	218,650	2,678,462	0.3%
Hanover Insurance Group, Inc.	49,548	1,944,759	0.2%
HCC Insurance Holdings, Inc.	93,600	2,064,816	0.3%
JPMorgan Chase & Co.	335,981	13,859,216	1.6%
# M&T Bank Corp.	34,200	2,773,620	0.3%
# Marshall & Ilsley Corp.	120,880	2,179,466	0.3%
MetLife, Inc.	67,240	2,233,713	0.3%
*# Reinsurance Group of America, Inc. Class A	50,772	1,895,826	0.2%
The Travelers Companies, Inc.	73,100	3,110,405	0.4%
Unum Group	161,075	2,536,931	0.3%
W. R. Berkley Corp.	76,900	2,020,163	0.3%
Wells Fargo & Co.	144,829	4,931,427	0.6%
Other Securities		156,591,684	18.2%
Total Financials		214,973,249	25.3%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.4%)
* King Pharmaceuticals, Inc.	239,100	$2,101,689	0.3%
Omnicare, Inc.	75,400	2,078,778	0.3%
Pfizer, Inc.	309,722	5,485,177	0.7%
Other Securities		67,087,683	7.7%
Total Health Care		76,753,327	9.0%
Industrials — (11.5%)
*# Delta Air Lines, Inc.	197,928	2,173,249	0.3%
General Electric Co.	267,064	5,210,419	0.6%
Norfolk Southern Corp.	32,700	1,960,038	0.2%
Southwest Airlines Co.	334,016	3,934,708	0.5%
Union Pacific Corp.	51,400	3,431,978	0.4%
Other Securities		102,637,494	12.0%
Total Industrials		119,347,886	14.0%
Information Technology — (10.2%)
* Computer Sciences Corp.	75,645	2,281,453	0.3%
* Ingram Micro, Inc.	146,989	1,959,363	0.2%
Xerox Corp.	341,520	2,738,990	0.3%
Other Securities		98,123,501	11.6%
Total Information Technology		105,103,307	12.4%
Materials — (3.9%)
International Paper Co.	135,900	2,340,198	0.3%
Other Securities		38,305,203	4.5%
Total Materials		40,645,401	4.8%
Other — (0.0%)
Total Other		4,587	0.0%
Telecommunication Services — (2.0%)
AT&T, Inc.	270,720	7,247,174	0.9%
Verizon Communications, Inc.	150,079	4,452,844	0.5%
Other Securities		8,714,314	1.0%
Total Telecommunication Services		20,414,332	2.4%
Utilities — (1.2%)
Total Utilities		12,102,730	1.4%
TOTAL COMMON STOCKS		839,786,699	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		741	0.0%
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,273,369	7,273,369	0.9%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $6,075,000 FNMA 6.50%, 09/01/36, valued at $4,160,073) to be repurchased at $4,097,321	$4,097	4,097,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		11,370,369	1.4%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (17.7%)
§@ DFA Short Term Investment Fund LP	167,844,450	$167,844,450	19.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $15,821,273 FNMA 7.000%, maturities ranging from 10/01/37 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/11, valued at $15,553,185) to be repurchased at $15,140,683	$15,140	15,140,381	1.8%
TOTAL SECURITIES LENDING COLLATERAL		182,984,831	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,440,038,705)		$1,034,142,640	121.6%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
Consumer Discretionary — (11.6%)
# Carnival Corp.	62,000	$1,574,800	0.3%
Comcast Corp. Class A	136,640	2,153,446	0.4%
Disney (Walt) Co.	184,592	4,780,933	0.8%
*# Sears Holdings Corp.	25,050	1,446,387	0.3%
Time Warner, Inc.	272,900	2,753,561	0.5%
Other Securities		62,907,602	10.6%
Total Consumer Discretionary		75,616,729	12.9%
Consumer Staples — (5.6%)
CVS Caremark Corp.	51,200	1,569,280	0.3%
Kraft Foods, Inc.	145,760	4,247,446	0.7%
Philip Morris International, Inc.	33,900	1,473,633	0.3%
Procter & Gamble Co.	50,396	3,252,558	0.6%
Reynolds American, Inc.	28,800	1,410,048	0.3%
Other Securities		24,423,803	4.0%
Total Consumer Staples		36,376,768	6.2%
Energy — (10.0%)
Apache Corp.	22,600	1,860,658	0.3%
Chevron Corp.	148,511	11,078,921	1.9%
ConocoPhillips	146,430	7,617,289	1.3%
Devon Energy Corp.	35,400	2,862,444	0.5%
Exxon Mobil Corp.	141,724	10,504,583	1.8%
Hess Corp.	27,700	1,667,817	0.3%
Marathon Oil Corp.	68,000	1,978,800	0.3%
Other Securities		27,686,448	4.7%
Total Energy		65,256,960	11.1%
Financials — (15.4%)
Bank of America Corp.	238,944	5,775,276	1.0%
Bank of New York Mellon Corp.	70,350	2,293,410	0.4%
# BB&T Corp.	48,740	1,747,329	0.3%
Chubb Corp.	29,760	1,542,163	0.3%
Citigroup, Inc.	116,200	1,586,130	0.3%
JPMorgan Chase & Co.	137,236	5,660,985	1.0%
MetLife, Inc.	52,634	1,748,501	0.3%
PNC Financial Services Group, Inc.	33,700	2,246,779	0.4%
State Street Corp.	31,200	1,352,520	0.2%
The Goldman Sachs Group, Inc.	32,210	2,979,425	0.5%
The Travelers Companies, Inc.	41,600	1,770,080	0.3%
Wells Fargo & Co.	163,900	5,580,795	1.0%
Other Securities		65,547,195	11.1%
Total Financials		99,830,588	17.1%
Health Care — (9.3%)
* Amgen, Inc.	25,205	1,509,527	0.3%
Johnson & Johnson	43,375	2,660,623	0.5%
Pfizer, Inc.	361,965	6,410,400	1.1%
* WellPoint, Inc.	48,400	1,881,308	0.3%
Other Securities		48,245,641	8.2%
Total Health Care		60,707,499	10.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.4%)
Burlington Northern Santa Fe Corp.	34,200	$3,045,852	0.5%
CSX Corp.	40,100	1,833,372	0.3%
FedEx Corp.	24,600	1,608,102	0.3%
General Electric Co.	635,490	12,398,410	2.1%
Norfolk Southern Corp.	36,900	2,211,786	0.4%
Northrop Grumman Corp.	28,200	1,322,298	0.2%
Raytheon Co.	37,400	1,911,514	0.3%
Union Pacific Corp.	50,100	3,345,177	0.6%
Other Securities		59,400,897	10.2%
Total Industrials		87,077,408	14.9%
Information Technology — (11.3%)
* Google, Inc.	6,800	2,443,648	0.4%
Hewlett-Packard Co.	119,380	4,569,866	0.8%
International Business Machines Corp.	26,866	2,497,732	0.4%
Microsoft Corp.	85,150	1,901,400	0.3%
Xerox Corp.	171,643	1,376,577	0.3%
Other Securities		60,392,005	10.3%
Total Information Technology		73,181,228	12.5%
Materials — (4.5%)
Dow Chemical Co.	91,700	2,445,639	0.4%
International Paper Co.	87,800	1,511,916	0.3%
Other Securities		25,286,329	4.3%
Total Materials		29,243,884	5.0%
Telecommunication Services — (3.7%)
AT&T, Inc.	419,352	11,226,053	1.9%
Verizon Communications, Inc.	234,539	6,958,772	1.2%
Other Securities		5,647,926	1.0%
Total Telecommunication Services		23,832,751	4.1%
Utilities — (2.5%)
Total Utilities		16,034,284	2.7%
TOTAL COMMON STOCKS		567,158,099	96.9%
TEMPORARY CASH INVESTMENTS — (4.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,606,781	25,606,781	4.4%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,955,000 FHLMC 4.50%, 05/01/23, valued at $2,810,944) to be repurchased at $2,769,217	$2,769	2,769,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		28,375,781	4.9%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (8.3%)
§@ DFA Short Term Investment Fund LP	49,612,774	$49,612,774	8.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $16,519,401 FNMA, 4.056%(r), 09/01/44 & 5.062%(r), 04/01/35, valued at $4,438,280) to be repurchased at $4,309,096	$4,309	4,309,010	0.7%
TOTAL SECURITIES LENDING COLLATERAL		53,921,784	9.2%
TOTAL INVESTMENTS — (100.0%) (Cost $830,460,510)		$649,455,664	111.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	200,917,016	$2,067,436,095
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,660,195,176)		$2,067,436,095

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	440,564,264	$2,925,346,713
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,771,170,089)		$2,925,346,713

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (77.2%)
Real Estate Investment Trusts — (77.2%)
# Alexander's, Inc.	53,600	$18,760,000	1.1%
# Alexandria Real Estate Equities, Inc.	285,850	19,872,292	1.1%
# AMB Property Corp.	890,665	21,402,680	1.2%
# American Campus Communites, Inc.	524,073	13,615,417	0.8%
Apartment Investment & Management Co. Class A	845,777	12,373,718	0.7%
# AvalonBay Communities, Inc.	694,491	49,322,751	2.8%
# BioMed Realty Trust, Inc.	640,052	8,992,731	0.5%
# Boston Properties, Inc.	1,081,264	76,639,992	4.4%
# BRE Properties, Inc. Class A	455,615	15,859,958	0.9%
# Camden Property Trust	474,409	15,992,327	0.9%
# Commercial Net Lease Realty	694,904	12,390,138	0.7%
# Corporate Office Properties Trust	468,215	14,556,804	0.8%
# Developers Diversified Realty Corp.	1,109,894	14,617,304	0.8%
# Digital Realty Trust, Inc.	651,017	21,796,049	1.3%
# Douglas Emmett, Inc.	1,094,588	16,528,279	1.0%
# Duke Realty Corp.	1,360,836	19,201,396	1.1%
# Entertainment Properties Trust	293,279	10,983,299	0.6%
# Equity Lifestyle Properties, Inc.	219,957	9,235,994	0.5%
# Equity One, Inc.	688,376	12,025,929	0.7%
# Equity Residential	2,448,939	85,541,439	4.9%
# Essex Property Trust, Inc.	232,700	22,641,710	1.3%
# Federal Realty Investment Trust	525,752	32,212,825	1.8%
# General Growth Properties, Inc.	2,436,909	10,088,803	0.6%
# HCP, Inc.	1,984,351	59,391,625	3.4%
# Health Care REIT, Inc.	1,205,343	53,649,817	3.1%
# Healthcare Realty Trust, Inc.	599,336	15,313,035	0.9%
# Highwood Properties, Inc.	713,956	17,720,388	1.0%
# Home Properties, Inc.	284,870	11,534,386	0.7%
# Host Marriott Corp.	4,841,068	50,056,643	2.9%
# Kilroy Realty Corp.	291,393	9,368,285	0.5%
# Kimco Realty Corp.	2,403,470	54,270,353	3.1%
# Liberty Property Trust	842,753	20,099,659	1.2%
# Mack-Cali Realty Corp.	590,631	13,419,136	0.8%
# Nationwide Health Properties, Inc.	878,024	26,200,236	1.5%
# Omega Healthcare Investors, Inc.	799,148	12,043,160	0.7%
# ProLogis	2,407,390	33,703,460	1.9%
# Public Storage	1,530,366	124,724,829	7.1%
# Realty Income Corp.	942,948	21,800,958	1.3%
# Regency Centers Corp.	635,182	25,064,282	1.4%
Senior Housing Properties Trust	1,037,630	19,891,367	1.1%
# Simon Property Group, Inc.	2,039,432	136,703,127	7.8%
# SL Green Realty Corp.	528,009	22,197,498	1.3%
# Tanger Factory Outlet Centers, Inc.	282,200	10,207,174	0.6%
# Taubman Centers, Inc.	472,061	15,681,866	0.9%
# The Macerich Co.	672,166	19,775,124	1.1%
# UDR, Inc.	1,171,872	23,156,191	1.3%
# Ventas, Inc.	1,269,328	45,771,968	2.6%
# Vornado Realty Trust	1,397,280	98,578,104	5.6%
# Washington REIT	465,224	13,947,416	0.8%
# Weingarten Realty Investors	760,057	15,543,166	0.9%
Other Securities		200,320,334	11.6%
TOTAL COMMON STOCKS		1,704,785,422	97.6%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $59,350,000 FNMA 5.50%, 08/01/37, valued at $52,765,741) to be repurchased at $51,986,072	$51,982	$51,982,000	3.0%
	Shares
SECURITIES LENDING COLLATERAL — (20.5%)
§ @ DFA Short Term Investment Fund LP	415,012,034	415,012,034	23.7%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.2353%, 11/03/08 (Collateralized by $32,836,313 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/20 to 07/01/38 & U.S. Treasury STRIP 1.140%(y), 07/15/09, valued at $28,074,497) to be repurchased at $27,360,683	$27,360	27,360,147	1.6%
TOTAL SECURITIES LENDING COLLATERAL		452,372,181	25.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,682,434,016)		$2,209,139,603	126.5%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
# BHP Billiton, Ltd.	343,037	$6,590,158	0.6%
Commonwealth Bank of Australia	182,537	4,989,790	0.4%
Other Securities		54,324,268	4.5%
TOTAL — AUSTRALIA		65,904,216	5.5%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,329,607	0.3%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,970,724	0.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7	0.0%
TOTAL — BELGIUM		5,970,731	0.5%
CANADA — (7.3%)
COMMON STOCKS — (7.3%)
Bank of Nova Scotia	145,927	4,865,848	0.4%
EnCana Corp.	109,200	5,547,429	0.5%
# Manulife Financial Corp.	219,590	4,394,351	0.4%
Royal Bank of Canada	205,268	7,977,062	0.7%
# Toronto Dominion Bank	112,415	5,308,771	0.4%
Other Securities		70,028,025	5.7%
TOTAL — CANADA		98,121,486	8.1%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,000,404	0.9%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Nokia Oyj	303,533	4,649,581	0.4%
Other Securities		9,710,169	0.8%
TOTAL — FINLAND		14,359,750	1.2%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
BNP Paribas SA	117,049	8,451,097	0.7%
# France Telecom SA	214,253	5,402,517	0.5%
GDF Suez	139,979	6,230,981	0.5%
Sanofi - Aventis	106,578	6,752,479	0.6%
Total SA	222,818	12,257,994	1.0%
Total SA Sponsored ADR	77,100	4,274,424	0.4%
Vivendi SA	169,296	4,425,249	0.4%
Other Securities		62,501,324	5.0%
TOTAL — FRANCE		110,296,065	9.1%
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Deutsche Telekom AG	343,650	5,102,668	0.4%
E.ON AG	218,479	8,361,378	0.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# RWE AG Series A	62,262	$5,177,570	0.4%
Siemens AG	72,863	4,376,979	0.4%
# Volkswagen AG	11,739	7,105,324	0.6%
Other Securities		56,723,925	4.7%
TOTAL — GERMANY		86,847,844	7.2%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,453,742	0.4%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		22,673,002	1.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		4,486,874	0.4%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
Eni SpA	254,648	6,077,981	0.5%
Other Securities		31,628,934	2.6%
TOTAL COMMON STOCKS		37,706,915	3.1%
PREFERRED STOCKS — (0.0%)
Other Securities		13,402	0.0%
TOTAL — ITALY		37,720,317	3.1%
JAPAN — (20.6%)
COMMON STOCKS — (20.6%)
# Mitsubishi UFJ Financial Group, Inc.	679,972	4,273,061	0.4%
Mitsubishi UFJ Financial Group, Inc. ADR	937,000	5,874,990	0.5%
Nintendo Co., Ltd.	14,900	4,787,494	0.4%
Takeda Pharmaceutical Co., Ltd.	119,600	5,942,351	0.5%
Tokyo Electric Power Co., Ltd	177,800	5,035,387	0.4%
Toyota Motor Corp.	308,600	12,051,114	1.0%
Other Securities		239,619,308	19.8%
TOTAL — JAPAN		277,583,705	23.0%
NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
# Royal Dutch Shell P.L.C. Series A	292,228	8,099,675	0.7%
Unilever NV	201,479	4,855,542	0.4%
Other Securities		19,333,488	1.6%
TOTAL — NETHERLANDS		32,288,705	2.7%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,044,384	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,431,422	0.8%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,784,120	0.2%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		12,232,479	1.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	497,300	$5,768,680	0.5%
Banco Santander Central Hispano SA	544,921	5,893,412	0.5%
Telefonica SA	373,461	6,914,612	0.6%
Other Securities		25,680,324	2.1%
TOTAL — SPAIN		44,257,028	3.7%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		19,943,389	1.6%
SWITZERLAND — (6.8%)
COMMON STOCKS — (6.8%)
# Credit Suisse Group AG	125,914	4,708,412	0.4%
Nestle SA	541,678	21,064,228	1.7%
Novartis AG	226,191	11,481,006	1.0%
Novartis AG ADR	115,300	5,879,147	0.5%
Roche Holding AG Genusschein	99,745	15,253,688	1.3%
Other Securities		33,111,215	2.7%
TOTAL — SWITZERLAND		91,497,696	7.6%
UNITED KINGDOM — (16.9%)
COMMON STOCKS — (16.9%)
Anglo American P.L.C.	181,454	4,552,906	0.4%
AstraZeneca P.L.C.	162,199	6,873,742	0.6%
BG Group P.L.C.	411,075	6,044,420	0.5%
BP P.L.C.	2,022,519	16,486,512	1.4%
BP P.L.C. Sponsored ADR	102,600	5,099,220	0.4%
British American Tobacco P.L.C.	263,805	7,235,980	0.6%
GlaxoSmithKline P.L.C.	598,100	11,497,837	1.0%
HSBC Holdings P.L.C.	1,160,007	13,739,360	1.1%
# HSBC Holdings P.L.C. Sponsored ADR	117,000	6,903,000	0.6%
Rio Tinto P.L.C.	109,101	5,096,337	0.4%
Royal Dutch Shell P.L.C. Series B	290,465	7,875,011	0.7%
Tesco P.L.C.	1,166,959	6,393,892	0.5%
Vodafone Group P.L.C.	5,464,272	10,511,697	0.9%
Other Securities		119,302,568	9.8%
TOTAL — UNITED KINGDOM		227,612,482	18.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $28,375,000 FNMA 6.50%, 09/01/36, valued at $19,430,795) to be repurchased at $19,143,499	$19,142	19,142,000	1.6%
	Shares
SECURITIES LENDING COLLATERAL — (10.7%)
§ @ DFA Short Term Investment Fund LP	140,369,383	140,369,383	11.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08 (Collateralized by $6,457,299 FHLMC 5.000%, 06/01/36; FNMA, rates ranging from 4.056%(r) to 5.520%(r), maturities ranging from 05/01/17 to 09/01/44; & GNMA 7.000%, 09/15/37, valued at $3,669,481) to be repurchased at $3,597,605	$3,598	3,597,530	0.3%
TOTAL SECURITIES LENDING COLLATERAL		143,966,913	11.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,631,735,454)		$1,347,948,361	111.7%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Australia & New Zealand Banking Group, Ltd.	381,728	$4,474,804	0.2%
Commonwealth Bank of Australia	218,637	5,976,612	0.3%
# National Australia Bank, Ltd.	311,746	5,058,423	0.3%
Other Securities		81,982,376	4.1%
TOTAL COMMON STOCKS		97,492,215	4.9%
PREFERRED STOCKS — (0.0%)
Other Securities		13,012	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		426	0.0%
TOTAL — AUSTRALIA		97,505,653	4.9%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,663,866	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		17,547,577	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		808	0.0%
TOTAL — BELGIUM		17,548,385	0.9%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Bank of Montreal	138,673	4,949,566	0.3%
Canadian Imperial Bank of Commerce	114,980	5,214,309	0.3%
# Manulife Financial Corp.	259,273	5,188,472	0.3%
Royal Bank of Canada	162,793	6,326,412	0.3%
# Toronto Dominion Bank	144,760	6,836,256	0.4%
Other Securities		121,113,506	6.0%
TOTAL COMMON STOCKS		149,628,521	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,772	0.0%
TOTAL — CANADA		149,635,293	7.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		16,762,156	0.8%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		32,702,512	1.6%
FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# AXA SA Sponsored ADR	299,136	5,596,835	0.3%
# BNP Paribas SA	157,004	11,335,902	0.6%
France Telecom SA Sponsored ADR	212,700	5,385,564	0.3%
Sanofi - Aventis ADR	194,695	6,156,256	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Societe Generale Paris	92,394	$5,035,940	0.3%
Total SA Sponsored ADR	85,527	4,741,617	0.3%
Vivendi SA	198,776	5,195,831	0.3%
Other Securities		100,877,449	4.9%
TOTAL COMMON STOCKS		144,325,394	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145	0.0%
TOTAL — FRANCE		144,325,539	7.3%
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
DaimlerChrysler AG	169,947	5,838,570	0.3%
Deutsche Telekom AG	292,612	4,344,833	0.2%
E. ON AG	125,088	4,787,225	0.3%
# E. ON AG Sponsered ADR	218,470	8,301,860	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	43,657	5,667,540	0.3%
Siemens AG Sponsored ADR	108,800	6,544,320	0.3%
# Volkswagen AG	20,427	12,363,954	0.6%
Other Securities		86,271,520	4.4%
TOTAL — GERMANY		134,119,822	6.8%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		21,194,024	1.1%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		36,041,691	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,160	0.0%
TOTAL — HONG KONG		36,042,851	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		13,301,072	0.7%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
Eni SpA Sponsored ADR	109,650	5,268,683	0.3%
Intesa Sanpaolo SpA	1,218,119	4,458,186	0.2%
UniCredito Italiano SpA	2,105,907	5,155,308	0.3%
Other Securities		52,467,523	2.6%
TOTAL COMMON STOCKS		67,349,700	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		848	0.0%
TOTAL — ITALY		67,350,548	3.4%
JAPAN — (18.8%)
COMMON STOCKS — (18.8%)
Honda Motor Co., Ltd. Sponsored ADR	196,469	4,866,537	0.3%
Mitsubishi UFJ Financial Group, Inc.	983,100	6,177,970	0.3%
Toyota Motor Corp. Sponsored ADR	160,569	12,217,695	0.6%
Other Securities		412,798,247	20.8%
TOTAL — JAPAN		436,060,449	22.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
Unilever NV	181,970	$4,385,385	0.2%
Other Securities		50,427,221	2.6%
TOTAL — NETHERLANDS		54,812,606	2.8%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,154,118	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,463,667	0.9%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		8,761,847	0.4%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		23,238,665	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		214	0.0%
TOTAL — SINGAPORE		23,238,879	1.2%
SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	675,217	7,832,517	0.4%
# Banco Santander SA Sponsored ADR	1,096,296	11,774,219	0.6%
Other Securities		49,825,762	2.5%
TOTAL — SPAIN		69,432,498	3.5%
SWEDEN — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		41,412,497	2.1%
SWITZERLAND — (6.3%)
COMMON STOCKS — (6.3%)
Credit Suisse Group Sponsered ADR	346,715	12,967,141	0.7%
Holcim, Ltd.	143,085	8,127,119	0.4%
Nestle SA	454,270	17,665,194	0.9%
Novartis AG ADR	277,502	14,149,827	0.7%
Roche Holding AG Genusschein	82,873	12,673,507	0.7%
Swiss Re	120,001	5,004,482	0.3%
Zurich Financial SVCS AG	49,623	10,067,397	0.5%
Other Securities		64,983,095	3.1%
TOTAL COMMON STOCKS		145,637,762	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13	0.0%
TOTAL — SWITZERLAND		145,637,775	7.3%
UNITED KINGDOM — (15.8%)
COMMON STOCKS — (15.8%)
Aviva P.L.C.	998,599	5,956,647	0.3%
BAE Systems P.L.C.	774,999	4,356,236	0.2%
BP P.L.C. Sponsored ADR	568,076	28,233,377	1.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Cadbury P.L.C. Sponsored ADR	122,368	$4,525,169	0.2%
HSBC Holdings P.L.C. Sponsered ADR	470,156	27,739,204	1.4%
# Lloyds TSB Group P.L.C. Sponsored ADR	373,194	4,717,172	0.3%
# Pearson P.L.C. Sponsored ADR	607,283	6,145,704	0.3%
Royal Dutch Shell P.L.C. ADR	531,903	29,408,917	1.5%
RSA Insurance Group P.L.C.	2,543,937	5,657,292	0.3%
Standard Chartered P.L.C.	283,281	4,681,789	0.3%
Tesco P.L.C.	1,092,470	5,985,759	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,012,331	19,507,618	1.0%
Other Securities		219,058,591	11.0%
TOTAL — UNITED KINGDOM		365,973,475	18.5%
		Value†
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		21,366	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,025,000 FHLMC 6.50%, 09/01/37 & FNMA 5.00%, 06/01/22, valued at $64,525,760) to be repurchased at $63,573,980	$63,569	63,569,000	3.2%
	Shares
SECURITIES LENDING COLLATERAL — (15.1%)
§ @ DFA Short Term Investment Fund LP	347,448,412	347,448,412	17.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,664,954 FHLMC 5.000%, 04/01/35, valued at $1,781,614) to be repurchased at $1,746,716	$1,747	1,746,680	0.1%
TOTAL SECURITIES LENDING COLLATERAL		349,195,092	17.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,602,027,045)		$2,321,884,990	117.2%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
Commonwealth Bank of Australia	19,740	$539,608	0.3%
National Australia Bank, Ltd.	29,710	482,078	0.2%
Other Securities		8,708,638	3.8%
TOTAL — AUSTRALIA		9,730,324	4.3%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,086,447	0.5%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,819,624	0.8%
BRAZIL — (2.4%)
COMMON STOCKS — (1.2%)
Other Securities		3,053,810	1.3%
PREFERRED STOCKS — (1.2%)
Other Securities		3,178,674	1.4%
TOTAL — BRAZIL		6,232,484	2.7%
CANADA — (5.6%)
COMMON STOCKS — (5.6%)
# Bank of Montreal	13,373	477,314	0.2%
# Barrick Gold Corp.	19,700	450,454	0.2%
EnCana Corp.	9,815	498,608	0.2%
Petro-Canada	17,700	442,610	0.2%
Sun Life Financial, Inc.	20,884	491,215	0.2%
Toronto Dominion Bank	12,200	576,142	0.3%
Other Securities		11,527,653	5.0%
TOTAL — CANADA		14,463,996	6.3%
CHILE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		665,736	0.3%
CHINA — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		5,527,255	2.4%
CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		231,480	0.1%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		1,457,922	0.6%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
UPM-Kymmene Oyj	37,082	524,352	0.2%
Other Securities		2,716,595	1.2%
TOTAL — FINLAND		3,240,947	1.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.5%)
COMMON STOCKS — (5.5%)
AXA SA Sponsored ADR	31,600	$591,236	0.3%
# BNP Paribas SA	13,644	985,115	0.4%
Compagnie Generale des Establissements Michelin Series B	8,990	462,725	0.2%
France Telecom SA Sponsored ADR	23,020	582,866	0.3%
# Societe Generale Paris	10,539	574,429	0.3%
Total SA Sponsored ADR	11,800	654,192	0.3%
Vivendi SA	19,527	510,419	0.2%
Other Securities		9,742,299	4.2%
TOTAL — FRANCE		14,103,281	6.2%
GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
E.ON AG	28,282	1,082,376	0.5%
# Munchener Rueckversicherungs-Gesellschaft AG	4,151	538,882	0.2%
Siemens AG Sponsored ADR	15,500	932,325	0.4%
# Volkswagen AG	927	561,090	0.3%
Other Securities		9,677,722	4.2%
TOTAL — GERMANY		12,792,395	5.6%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		2,534,171	1.1%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		3,722,936	1.6%
HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		322,637	0.1%
INDIA — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		3,219,409	1.4%
INDONESIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		607,351	0.3%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,179,681	0.5%
ISRAEL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		747,222	0.3%
ITALY — (2.4%)
COMMON STOCKS — (2.4%)
Banco Popolare Scarl	40,766	508,554	0.2%
Intesa Sanpaolo SpA	129,677	474,604	0.2%
UniCredito Italiano SpA	228,020	558,198	0.3%
Other Securities		4,692,490	2.0%
TOTAL — ITALY		6,233,846	2.7%
JAPAN — (15.7%)
COMMON STOCKS — (15.7%)
Honda Motor Co., Ltd. Sponsored ADR	23,500	582,095	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Mitsubishi UFJ Financial Group, Inc.	76,440	$480,362	0.2%
Sony Corp. Sponsored ADR	19,300	448,532	0.2%
Toyota Motor Corp. Sponsored ADR	14,000	1,065,260	0.5%
Other Securities		37,842,139	16.5%
TOTAL — JAPAN		40,418,388	17.7%
MALAYSIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		1,346,632	0.6%
MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		2,016,825	0.9%
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
Koninklijke Philips Electronics NV ADR	29,400	543,900	0.2%
Other Securities		4,233,713	1.9%
TOTAL — NETHERLANDS		4,777,613	2.1%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		466,791	0.2%
NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		1,413,922	0.6%
PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		233,520	0.1%
POLAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		827,727	0.4%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,040,815	0.5%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		2,049,974	0.9%
SOUTH AFRICA — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		3,280,854	1.4%
SOUTH KOREA — (2.4%)
COMMON STOCKS — (2.4%)
Samsung Electronics Co., Ltd.	1,174	494,963	0.2%
Other Securities		5,678,359	2.5%
TOTAL — SOUTH KOREA		6,173,322	2.7%
SPAIN — (2.6%)
COMMON STOCKS — (2.6%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	57,320	664,912	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Banco Santander SA Sponsored ADR	136,720	$1,468,373	0.7%
Other Securities		4,598,926	2.0%
TOTAL — SPAIN		6,732,211	3.0%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		3,486,442	1.5%
SWITZERLAND — (5.4%)
COMMON STOCKS — (5.4%)
Credit Suisse Group AG Sponsored ADR	25,100	938,740	0.4%
Holcim, Ltd.	13,487	766,051	0.4%
Nestle SA	18,357	713,849	0.3%
Novartis AG ADR	31,390	1,600,576	0.7%
Roche Holding AG Genusschein	9,111	1,393,317	0.6%
Swiss Re	20,457	853,132	0.4%
Syngenta AG ADR	24,400	912,072	0.4%
Zurich Financial SVCS AG	4,733	960,220	0.4%
Other Securities		5,767,474	2.5%
TOTAL — SWITZERLAND		13,905,431	6.1%
TAIWAN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		4,257,972	1.9%
THAILAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		437,983	0.2%
TURKEY — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		610,457	0.3%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Anglo American P.L.C.	19,719	494,774	0.2%
Aviva P.L.C.	86,584	516,474	0.2%
BP P.L.C. Sponsored ADR	69,320	3,445,204	1.5%
# HSBC Holdings P.L.C. Sponsored ADR	41,700	2,460,300	1.1%
Legal and General Group P.L.C.	419,828	482,840	0.2%
Pearson P.L.C. Sponsored ADR	59,132	598,416	0.3%
Royal Dutch Shell P.L.C. ADR	66,499	3,676,730	1.6%
SABmiller P.L.C.	27,479	436,470	0.2%
Standard Chartered P.L.C.	46,344	765,928	0.3%
Vodafone Group P.L.C. Sponsored ADR	115,900	2,233,393	1.0%
Xstrata P.L.C.	25,820	441,633	0.2%
Other Securities		20,977,885	9.2%
TOTAL — UNITED KINGDOM		36,530,047	16.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,505,000 FNMA 4.50%, 10/01/35, valued at $10,905,825) to be repurchased at $10,741,841	$10,741	10,741,000	4.7%
	Shares
SECURITIES LENDING COLLATERAL — (10.5%)
§ @ DFA Short Term Investment Fund LP	17,302,533	17,302,533	7.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $10,204,997 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/37 to 08/01/37 & FNMA rates ranging from 5.580%(r) to 6.080%(r), maturities ranging from 07/01/16 to 06/01/18, valued at $9,876,876) to be repurchased at $9,683,414	$9,683	$9,683,212	4.2%
TOTAL SECURITIES LENDING COLLATERAL		26,985,745	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $345,360,419)		$257,652,815	112.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,013,296,693
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		926,342,271
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		527,886,882
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		376,154,223
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		232,873,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,383,237,585)		3,076,553,142
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $15,175,000 FNMA 6.50%, 11/01/36, valued at $10,185,423) to be repurchased at $10,033,786 (Cost $10,033,000)	$10,033	10,033,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,393,270,585)		$3,086,586,142

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$133,439,370
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $257,466,439)	$133,439,370

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$64,067,407
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $108,804,262)	$64,067,407

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$25,891,380
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $38,132,428)	$25,891,380

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$94,026,779
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $133,728,859)	$94,026,779

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (16.7%)
COMMON STOCKS — (16.6%)
# CFS Retail Property Trust	7,364,831	$9,906,670	2.5%
# Commonwealth Property Office Fund	7,178,199	6,343,056	1.6%
Dexus Property Group	13,075,135	6,515,902	1.7%
# Goodman Group	7,261,426	4,581,400	1.2%
# GPT Group	11,153,642	5,581,733	1.4%
# ING Office Fund	5,625,492	4,124,894	1.1%
# Stockland Trust Group	5,647,688	15,187,074	3.9%
Westfield Group Stapled	1,920,573	21,212,203	5.4%
Other Securities		10,698,060	2.6%
TOTAL COMMON STOCKS		84,150,992	21.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		505,691	0.1%
Total — Australia		84,656,683	21.5%
BELGIUM — (1.5%)
COMMON STOCKS — (1.5%)
# Befimmo S.C.A.	32,146	2,413,524	0.6%
Cofinimmo SA	25,700	3,202,471	0.8%
Other Securities		1,976,198	0.5%
TOTAL — BELGIUM		7,592,193	1.9%
CANADA — (4.3%)
COMMON STOCKS — (4.3%)
Boardwalk REIT	87,766	1,885,953	0.5%
# Canadian REIT	103,500	2,228,346	0.6%
# RioCan REIT	381,018	5,313,957	1.3%
Other Securities		12,125,604	3.1%
TOTAL — CANADA		21,553,860	5.5%
FRANCE — (10.0%)
COMMON STOCKS — (10.0%)
# Fonciere des Regions	66,071	4,369,035	1.1%
* ICADE	87,009	5,200,857	1.3%
Klepierre SA	365,804	8,425,865	2.1%
# Mercialys	97,412	3,172,462	0.8%
Societe Immobiliere de Location pour l'Industrie et le Commerce	60,852	5,424,481	1.4%
# Unibail-Rodamco	129,358	19,401,738	4.9%
Other Securities		4,451,087	1.2%
TOTAL — FRANCE		50,445,525	12.8%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		511,634	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		227,087	0.1%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
The Link REIT	6,400,165	11,443,596	2.9%
Other Securities		2,268,162	0.6%
TOTAL — HONG KONG		13,711,758	3.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$497,941	0.1%
JAPAN — (14.7%)
COMMON STOCKS — (14.7%)
Frontier Real Estate Investment Corp.	484	2,648,561	0.7%
# Global One Real Estate Investment Co.	319	2,580,221	0.7%
# Japan Logistics Fund, Inc.	462	2,920,583	0.7%
# Japan Prime Realty Investment Corp.	1,875	3,331,005	0.8%
Japan Real Estate Investment Corp.	1,358	12,025,225	3.1%
Japan Retail Fund Investment	1,355	4,893,715	1.2%
# MORI TRUST Sogo REIT, Inc.	354	2,769,751	0.7%
Nippon Building Fund, Inc.	1,672	16,066,232	4.1%
Nomura Real Estate Office Fund, Inc.	894	5,082,586	1.3%
ORIX JREIT, Inc.	733	3,360,201	0.9%
TOKYU REIT, Inc.	467	2,690,753	0.7%
Other Securities		16,186,296	4.0%
TOTAL — JAPAN		74,555,129	18.9%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
# Corio NV	144,323	7,712,591	2.0%
# Eurocommercial Properties NV	70,694	2,341,013	0.6%
# Nieuwe Steen Investments NV	109,669	1,914,617	0.5%
VastNed Retail NV	49,511	2,532,978	0.6%
# Wereldhave NV	71,538	5,945,914	1.5%
Other Securities		688,381	0.2%
TOTAL — NETHERLANDS		21,135,494	5.4%
NEW ZEALAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,005,784	1.0%
SINGAPORE — (3.4%)
COMMON STOCKS — (3.4%)
Ascendas REIT	3,069,000	3,415,111	0.9%
# Capitacommercial Trust	2,992,000	2,055,438	0.5%
# CapitaMall Trust	3,666,000	4,861,512	1.2%
# Suntec REIT	3,996,000	1,912,816	0.5%
Other Securities		4,839,238	1.2%
TOTAL — SINGAPORE		17,084,115	4.3%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,188,948	1.1%
TAIWAN — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,780,200	0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.3%)
COMMON STOCKS — (16.3%)
# British Land Co. P.L.C.	1,625,177	$16,205,586	4.1%
# Brixton P.L.C.	1,259,022	3,386,515	0.9%
Derwent London P.L.C.	487,068	5,704,786	1.4%
# Great Portland Estates P.L.C.	607,438	2,704,977	0.7%
Hammerson P.L.C.	892,614	10,287,830	2.6%
Land Securities Group P.L.C.	952,578	16,908,947	4.3%
# Liberty International P.L.C.	931,695	10,366,618	2.6%
Segro P.L.C	1,435,663	6,481,362	1.6%
# Shaftesbury P.L.C.	798,081	4,292,786	1.1%
Workspace Group P.L.C.	1,167,408	1,879,159	0.5%
Other Securities		4,089,285	1.1%
TOTAL — UNITED KINGDOM		82,307,851	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (3.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $21,075,000 FHLMC 6.04%(r), 11/01/36, valued at $16,196,322) to be repurchased at $15,955,250	$15,954	15,954,000	4.0%
	Shares
SECURITIES LENDING COLLATERAL — (20.9%)
§@ DFA Short Term Investment Fund LP	105,065,461	105,065,461	26.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $836,357 GNMA 7.000%, 10/15/37, valued at $710,583) to be repurchased at $696,665	$697	696,650	0.2%
TOTAL SECURITIES LENDING COLLATERAL		105,762,111	26.8%
TOTAL INVESTMENTS — (100.0%) (Cost $895,393,423)		$505,970,313	128.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
October 31, 2008

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.1%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	3,310,442	$53,496,743
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,527,697	35,645,773
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $123,810,257)		89,142,516
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares	1,304,825	1,304,825
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $515,000 FNMA 5.058%(r), 01/01/36, valued at $424,023) to be repurchased at $416,033	$416	416,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,720,825)		1,720,825
TOTAL INVESTMENTS — (100.0%) (Cost $125,531,082)		$90,863,341

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (6.4%)
COMMON STOCKS — (6.4%)
# ABB Grain, Ltd.	3,459,149	$18,900,326	0.4%
Adelaide Brighton, Ltd.	10,413,560	15,840,859	0.3%
# Bendigo Bank, Ltd.	1,955,248	17,248,687	0.4%
# Centennial Coal Co., Ltd.	8,324,154	19,574,833	0.4%
# Futuris Corp., Ltd.	20,327,287	15,862,354	0.3%
#* Iluka Resources, Ltd.	7,300,377	17,652,841	0.4%
Other Securities		246,528,858	5.1%
TOTAL COMMON STOCKS		351,608,758	7.3%
PREFERRED STOCKS — (0.0%)
Other Securities		733,871	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,851	0.0%
TOTAL — AUSTRALIA		352,359,480	7.3%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		32,159,265	0.7%
BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
Tessenderlo Chemie NV	466,977	18,473,203	0.4%
Other Securities		57,841,952	1.2%
TOTAL COMMON STOCKS		76,315,155	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		119	0.0%
TOTAL — BELGIUM		76,315,274	1.6%
CANADA — (6.6%)
COMMON STOCKS — (6.6%)
#* Celestica, Inc.	3,826,647	18,509,377	0.4%
# Dorel Industries, Inc. Class B	842,000	18,512,404	0.4%
IAMGOLD Corp.	5,817,473	19,306,307	0.4%
# Laurentian Bank of Canada	699,800	23,735,024	0.5%
#* MDS, Inc.	2,377,727	24,836,624	0.5%
* Saskatchewan Wheat Pool, Inc.	2,453,600	15,572,920	0.3%
* Sino-Forest Corp.	2,670,606	24,993,309	0.5%
Other Securities		217,567,111	4.6%
TOTAL COMMON STOCKS		363,033,076	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		94,042	0.0%
TOTAL — CANADA		363,127,118	7.6%
DENMARK — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		29,405,124	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FINLAND — (1.7%)
COMMON STOCKS — (1.7%)
Pohjola Bank P.L.C.	1,697,460	$22,838,591	0.5%
Rautaruukki Oyj Series K	1,108,900	18,097,353	0.4%
Other Securities		55,566,570	1.1%
TOTAL — FINLAND		96,502,514	2.0%
FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
Arkema	886,609	20,292,990	0.4%
Atos Origin SA	770,786	17,898,781	0.4%
Havas SA	8,111,619	16,185,139	0.3%
Nexans SA	593,945	33,878,598	0.7%
# Valeo SA	1,231,192	21,446,258	0.5%
Other Securities		166,817,762	3.5%
TOTAL COMMON STOCKS		276,519,528	5.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,323	0.0%
TOTAL — FRANCE		276,529,851	5.8%
GERMANY — (4.2%)
COMMON STOCKS — (4.2%)
Bilfinger Berger AG	765,357	34,624,746	0.7%
# Norddeutsche Affinerie AG	1,148,031	36,759,501	0.8%
Other Securities		163,967,124	3.4%
TOTAL — GERMANY		235,351,371	4.9%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		37,945,742	0.8%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		93,544,387	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		125,641	0.0%
TOTAL — HONG KONG		93,670,028	1.9%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		35,843,627	0.7%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		111,372,860	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		53,628	0.0%
TOTAL — ITALY		111,426,488	2.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (28.5%)
COMMON STOCKS — (28.5%)
# Fukuyama Transporting Co., Ltd.	3,858,000	$16,390,383	0.4%
# Nishimatsu Construction Co., Ltd.	8,152,073	16,773,450	0.4%
The Akita Bank, Ltd.	3,688,000	15,332,981	0.3%
# The Bank of Iwate, Ltd.	306,100	19,024,720	0.4%
The Oita Bank, Ltd.	2,581,000	16,020,518	0.3%
Tochigi Bank, Ltd.	2,756,000	16,977,990	0.4%
Yamagata Bank, Ltd.	2,542,000	15,279,704	0.3%
Yodogawa Steel Works, Ltd.	3,670,000	15,299,877	0.3%
Other Securities		1,451,081,495	30.2%
TOTAL — JAPAN		1,582,181,118	33.0%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,861	0.0%
NETHERLANDS — (1.5%)
COMMON STOCKS — (1.5%)
# Nutreco Holding NV	796,046	25,380,852	0.5%
Other Securities		59,743,258	1.3%
TOTAL — NETHERLANDS		85,124,110	1.8%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		16,280,792	0.3%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		51,234,535	1.1%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,866,555	0.2%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		56,959,045	1.2%
SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
Ebro Puleva SA	1,492,857	19,410,492	0.4%
Other Securities		51,246,716	1.1%
TOTAL — SPAIN		70,657,208	1.5%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		79,331,557	1.6%
SWITZERLAND — (4.9%)
COMMON STOCKS — (4.9%)
Baloise-Holding AG	316,202	16,905,585	0.4%
# Clariant AG	3,311,053	20,541,277	0.4%
# PSP Swiss Property AG	588,827	25,475,734	0.5%
# Valiant Holding AG	91,408	15,749,650	0.3%
Other Securities		191,863,986	4.0%
TOTAL — SWITZERLAND		270,536,232	5.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (12.1%)
COMMON STOCKS — (12.1%)
Amlin P.L.C.	9,708,370	$49,712,470	1.0%
# Bellway P.L.C.	3,481,205	30,327,447	0.6%
Bodycote P.L.C.	10,063,146	20,143,033	0.4%
# Bovis Homes Group P.L.C.	4,184,856	22,875,171	0.5%
Brit Insurance Holdings P.L.C.	11,179,422	32,878,013	0.7%
Catlin Group, Ltd.	5,850,701	32,694,578	0.7%
Close Brothers Group P.L.C.	1,903,664	16,564,440	0.4%
Greene King P.L.C.	3,287,988	16,979,635	0.4%
Hiscox, Ltd.	10,621,831	42,088,960	0.9%
Millennium and Copthorne Hotels P.L.C.	4,451,429	15,172,030	0.3%
# Redrow P.L.C.	5,051,879	16,896,263	0.4%
Signet Group, Ltd.	1,714,191	16,791,841	0.4%
Tomkins P.L.C.	13,525,823	24,826,600	0.5%
Other Securities		334,245,161	6.8%
TOTAL — UNITED KINGDOM		672,195,642	14.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $65,225,000 FHLMC 6.50%, 08/01/37, valued at $56,734,250) to be repurchased at $55,897,378	$55,893	55,893,000	1.2%
	Shares
SECURITIES LENDING COLLATERAL — (15.5%)
§ @ DFA Short Term Investment Fund LP	856,409,702	856,409,702	17.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, 0.25%, 11/03/08, (Collateralized by $4,824,647 FNMA 5.000%, 03/01/38, valued at $4,464,254) to be repurchased at $4,376,811	$4,377	4,376,720	0.1%
TOTAL SECURITIES LENDING COLLATERAL		860,786,422	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $8,099,711,332)		$5,549,689,959	115.6%

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
Other Securities		$3,290,385	4.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		421,411	0.6%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		714,318	1.1%
CANADA — (7.3%)
COMMON STOCKS — (7.3%)
# Bank of Montreal	5,900	210,585	0.3%
Petro-Canada	6,000	150,037	0.2%
Sun Life Financial, Inc.	10,600	249,324	0.4%
Other Securities		4,673,880	7.0%
TOTAL — CANADA		5,283,826	7.9%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		516,387	0.8%
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
Stora Enso Oyj Series R	22,412	208,419	0.3%
UPM-Kymmene Oyj	20,032	283,259	0.4%
Other Securities		985,280	1.5%
TOTAL — FINLAND		1,476,958	2.2%
FRANCE — (5.9%)
COMMON STOCKS — (5.9%)
# BNP Paribas SA	3,174	229,167	0.4%
Capgemini SA	5,104	164,450	0.3%
# Compagnie de Saint-Gobain	3,471	133,935	0.2%
Lafarge SA	2,289	151,320	0.2%
# Societe Generale Paris	2,527	137,734	0.2%
Total SA Sponsored ADR	3,100	171,864	0.3%
Vivendi SA	5,001	130,722	0.2%
Other Securities		3,183,827	4.7%
TOTAL — FRANCE		4,303,019	6.5%
GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
Bayerische Motoren Werke AG	6,217	157,654	0.2%
E.ON AG	7,938	303,794	0.5%
* Infineon Technologies AG ADR	61,232	191,656	0.3%
Siemens AG Sponsored ADR	2,800	168,420	0.3%
Other Securities		3,153,833	4.7%
TOTAL — GERMANY		3,975,357	6.0%
GREECE — (1.5%)
COMMON STOCKS — (1.5%)
Alpha Bank A.E.	12,756	186,237	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Piraeus Bank S.A.	10,797	$136,967	0.2%
Other Securities		764,207	1.1%
TOTAL — GREECE		1,087,411	1.6%
HONG KONG — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		912,216	1.4%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		421,582	0.6%
ITALY — (3.2%)
COMMON STOCKS — (3.2%)
Banco Popolare Scarl	21,525	268,523	0.4%
Telecom Italia SpA Sponsored ADR	17,560	200,184	0.3%
Unione di Banche Italiane ScpA	7,655	129,141	0.2%
Other Securities		1,690,907	2.5%
TOTAL — ITALY		2,288,755	3.4%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	5,400	133,758	0.2%
Toyota Motor Corp. Sponsored ADR	2,500	190,225	0.3%
Other Securities		15,080,093	22.6%
TOTAL — JAPAN		15,404,076	23.1%
NETHERLANDS — (2.1%)
COMMON STOCKS — (2.1%)
Koninklijke DSM NV	4,860	135,343	0.2%
Other Securities		1,398,865	2.1%
TOTAL — NETHERLANDS		1,534,208	2.3%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		161,539	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		527,836	0.8%
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		358,261	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		656,478	1.0%
SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	10,892	126,347	0.2%
# Banco Santander SA Sponsored ADR	29,720	319,193	0.5%
Other Securities		1,624,979	2.4%
TOTAL — SPAIN		2,070,519	3.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		$1,109,505	1.7%
SWITZERLAND — (6.5%)
COMMON STOCKS — (6.5%)
# Adecco SA	3,737	129,999	0.2%
* Compagnie Financiere Richemont SA Series A	6,448	135,554	0.2%
Credit Suisse Group AG Sponsored ADR	9,496	355,150	0.5%
Holcim, Ltd.	6,399	363,458	0.6%
Nestle SA	3,632	141,238	0.2%
Novartis AG ADR	4,500	229,455	0.4%
Roche Holding AG Genusschein	1,233	188,559	0.3%
Swatch Group AG	848	132,325	0.2%
Swiss Re	3,169	132,159	0.2%
Zurich Financial SVCS AG	2,043	414,479	0.6%
Other Securities		2,437,265	3.6%
TOTAL — SWITZERLAND		4,659,641	7.0%
UNITED KINGDOM — (15.5%)
COMMON STOCKS — (15.5%)
Aviva P.L.C.	31,530	188,077	0.3%
Barclays P.L.C.	45,647	130,851	0.2%
BP P.L.C. Sponsored ADR	11,884	590,635	0.9%
HSBC Holdings P.L.C. Sponsored ADR	9,436	556,724	0.8%
International Power P.L.C.	51,369	183,773	0.3%
Kingfisher P.L.C.	80,758	149,059	0.2%
Legal and General Group P.L.C.	197,426	227,058	0.3%
Royal Dutch Shell P.L.C. ADR	14,348	793,301	1.2%
RSA Insurance Group P.L.C.	79,072	175,843	0.3%
SABmiller P.L.C.	11,345	180,201	0.3%
Sainsbury (J.) P.L.C.	35,804	163,559	0.3%
Standard Chartered P.L.C.	21,476	354,934	0.5%
Vodafone Group P.L.C. Sponsored ADR	31,000	597,370	0.9%
Xstrata P.L.C.	10,486	179,356	0.3%
Other Securities		6,772,673	10.0%
TOTAL — UNITED KINGDOM		11,243,414	16.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (7.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,325,000 FHLMC 5.50%, 09/15/32, valued at $5,204,672) to be repurchased at $5,127,402	$5,127	5,127,000	7.7%
	Shares
SECURITIES LENDING COLLATERAL — (6.7%)
§ @ DFA Short Term Investment Fund LP	2,860,330	2,860,330	4.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.18%, 11/03/08 (Collateralized by $2,073,846 FNMA 5.125%, 04/15/11, valued at $2,113,951) to be repurchased at $2,032,089	$2,032	2,032,059	3.0%
TOTAL SECURITIES LENDING COLLATERAL		4,892,389	7.3%
TOTAL INVESTMENTS — (100.0%) (Cost $89,320,612)		$72,436,491	108.5%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,508,865,682
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,146,106,855)	$1,508,865,682

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$547,573,803
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $790,237,740)	$547,573,803

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.2%)
COMMON STOCKS — (4.5%)
Companhia Siderurgica Nacional SA Sponsored ADR	445,284	$6,055,862	0.5%
Companhia Vale do Rio Doce ADR	560,690	7,356,253	0.6%
Petroleo Brasileiro SA ADR (71654V101)	419,036	9,248,124	0.8%
Petroleo Brasileiro SA ADR (71654V408)	304,110	8,177,518	0.7%
Other Securities		30,670,565	2.7%
TOTAL COMMON STOCKS		61,508,322	5.3%
PREFERRED STOCKS — (6.7%)
Banco Bradesco SA Sponsored ADR	809,450	9,470,565	0.8%
Banco Itau Holding Financeira SA ADR	557,000	6,160,420	0.5%
Companhia Vale do Rio Doce Sponsored ADR	486,200	5,693,402	0.5%
Gerdau SA Sponsored ADR	678,100	4,346,621	0.4%
Investimentos Itau SA	1,852,047	6,154,968	0.5%
Unibanco-Uniao de Bancos Brasileiros SA ADR	163,766	10,330,359	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,268,821	0.4%
Other Securities		46,172,990	4.0%
TOTAL PREFERRED STOCKS		92,598,146	8.0%
TOTAL — BRAZIL		154,106,468	13.3%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		29,381,915	2.5%
CHINA — (11.8%)
COMMON STOCKS — (11.8%)
# Bank of China, Ltd.	13,954,000	4,074,412	0.4%
# China Construction Bank Corp.	16,423,000	8,147,109	0.7%
# China Life Insurance Co., Ltd. ADR	159,456	6,317,647	0.6%
China Mobile, Ltd. Sponsored ADR	318,041	13,958,819	1.2%
# China Petroleum and Chemical Corp. (Sinopec) ADR	88,600	5,761,658	0.5%
# China Telecom Corp., Ltd. ADR	178,921	6,306,965	0.6%
# China Unicom Hong Kong, Ltd. ADR	497,782	7,173,039	0.6%
CNOOC, Ltd. ADR	195,076	15,935,758	1.4%
# Industrial and Commercial Bank of China (Asia), Ltd.	21,941,000	10,323,691	0.9%
PetroChina Co., Ltd. ADR	255,073	19,023,344	1.7%
Other Securities		64,692,777	5.4%
TOTAL COMMON STOCKS		161,715,219	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18	0.0%
TOTAL — CHINA		161,715,237	14.0%
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	119,417	5,222,839	0.4%
Other Securities		8,416,690	0.8%
TOTAL — CZECH REPUBLIC		13,639,529	1.2%
HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
# MOL Hungarian Oil & Gas NYRT	67,986	3,678,169	0.3%
Other Securities		5,347,108	0.5%
TOTAL — HUNGARY		9,025,277	0.8%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (8.3%)
COMMON STOCKS — (8.3%)
ICICI Bank, Ltd. Sponsored ADR	265,553	$4,538,301	0.4%
Infosys Technologies, Ltd.	216,263	6,253,677	0.6%
Reliance Communications, Ltd.	858,243	3,927,113	0.4%
Reliance Industries, Ltd.	492,942	13,925,905	1.2%
Other Securities		85,205,141	7.3%
TOTAL COMMON STOCKS		113,850,137	9.9%
PREFERRED STOCKS — (0.0%)
Other Securities		4,864	0.0%
TOTAL — INDIA		113,855,001	9.9%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,765,120	2.1%
ISRAEL — (2.9%)
COMMON STOCKS — (2.9%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	365,580	15,676,070	1.4%
Other Securities		24,110,482	2.0%
TOTAL — ISRAEL		39,786,552	3.4%
MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		51,107,676	4.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,758	0.0%
TOTAL — MALAYSIA		51,121,434	4.4%
MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
America Movil S.A.B. de C.V. Series L ADR	345,275	10,682,809	0.9%
Cemex S.A.B. de C.V. Sponsored ADR	691,959	5,231,210	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	255,840	6,470,194	0.6%
# Grupo Elektra S.A. de C.V.	173,466	4,691,232	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,964,579	0.4%
*# Organizacion Soriana S.A.B. de C.V. Series B	1,753,000	3,524,392	0.3%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	223,825	4,010,944	0.3%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	3,998,807	0.3%
Other Securities		32,655,405	2.9%
TOTAL — MEXICO		76,229,572	6.6%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,306,988	0.7%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	97,129	4,417,546	0.4%
Polski Koncern Naftowy Orlen SA	443,752	4,524,939	0.4%
Telekomunikacja Polska SA	474,790	3,587,594	0.3%
Other Securities		18,294,860	1.6%
TOTAL — POLAND		30,824,939	2.7%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		30,724	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (8.3%)
COMMON STOCKS — (8.3%)
# ABSA Group, Ltd.	340,644	$3,563,965	0.3%
MTN Group, Ltd.	607,384	6,820,384	0.6%
Naspers, Ltd. Series N	304,267	5,065,523	0.4%
Sanlam, Ltd.	2,765,031	4,537,679	0.4%
Sasol, Ltd. Sponsored ADR	346,200	10,015,566	0.9%
Standard Bank Group, Ltd.	887,882	7,050,040	0.6%
Other Securities		77,418,553	6.7%
TOTAL — SOUTH AFRICA		114,471,710	9.9%
SOUTH KOREA — (9.3%)
COMMON STOCKS — (9.3%)
# POSCO ADR	81,540	5,478,673	0.5%
Samsung Electronics Co., Ltd.	38,414	16,195,483	1.4%
Other Securities		105,217,713	9.1%
TOTAL — SOUTH KOREA		126,891,869	11.0%
TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
AU Optronics Corp. Sponsored ADR	647,118	4,465,113	0.4%
Formosa Chemicals & Fiber Co., Ltd.	2,276,830	3,680,731	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,033,477	7,323,992	0.7%
Other Securities		117,157,356	10.1%
TOTAL — TAIWAN		132,627,192	11.5%
THAILAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		21,709,671	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,299	0.0%
TOTAL — THAILAND		21,725,970	1.9%
TURKEY — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		22,693,417	2.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (3.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $49,865,000 FNMA 6.00%, 03/01/37, valued at $42,858,267) to be repurchased at $42,224,307	$42,221	42,221,000	3.7%
	Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§@ DFA Short Term Investment Fund LP	195,457,469	195,457,469	16.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,665,959 FHLMC 5.500%, 09/01/38, valued at $2,607,977) to be repurchased at $2,556,893	$2,557	2,556,840	0.2%
TOTAL SECURITIES LENDING COLLATERAL		198,014,309	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,903,771,272)		$1,371,434,223	118.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

October 31, 2008

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	320,437,336	$3,194,749,812
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,188,446,253)		$3,194,749,812

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	302,256,100	$3,125,328,074
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,038,123,715)		$3,125,328,074

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.2%)
BONDS — (6.2%)
Australia & New Zealand Banking Group, Ltd. 5.750%, 11/10/08	5,146	$3,419,403
National Australia Bank, Ltd. (c) 4.750%, 11/28/08	450	373,463
(g) 4.250%, 12/30/08	215	344,875
National Australia Bank, Ltd. Floating Rate Note (r)(e) 4.917%, 07/27/09	2,500	3,132,614
Toyota Finance Australia 5.260%, 12/19/08	4,800	3,186,655
Westpac Banking Corp. Floating Rate Note (r)(e) 5.011%, 12/22/09	1,750	2,191,052
TOTAL — AUSTRALIA		12,648,062
AUSTRIA — (0.9%)
BONDS — (0.9%)
Oesterreichischen Kontrollbank AG (g) 6.000%, 06/15/09	1,060	1,732,382
CANADA — (2.3%)
BONDS — (2.3%)
Canadian Government (e) 4.500%, 04/28/09	3,218	4,100,874
Export Development Canada (z) 6.500%, 02/23/09	1,000	581,227
TOTAL — CANADA		4,682,101
DENMARK — (2.3%)
BONDS — (2.3%)
Denmark, Kingdom of 6.000%, 11/15/09	2,600	450,711
Kommunekredit 5.500%, 08/13/09	24,700	4,225,278
TOTAL — DENMARK		4,675,989
FRANCE — (4.0%)
BONDS — (4.0%)
BNP Paribas Finance, Inc. Floating Rate Note (r) 5.463%, 04/14/10	3,850	4,878,963
Caisse D'Amortissement de la Dette Sociale (z) 7.000%, 01/30/09	5,692	3,313,923
TOTAL — FRANCE		8,192,886

	Face Amount^	Value†
	(000)
GERMANY — (7.0%)
BONDS — (7.0%)
Deutsche Bank AG (n) 4.500%, 05/15/09	20,600	$3,022,422
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	22,000	2,824,752
(t) 6.125%, 02/05/09	1,200	798,518
(z) 6.000%, 07/15/09	3,300	1,914,931
Landwirtschaftliche Rentenbank (z) 5.700%, 03/26/09	2,987	1,731,929
3.375%, 09/22/09	2,300	2,912,888
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank (c) 4.500%, 01/26/09	800	665,562
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	32,000	324,482
TOTAL — GERMANY		14,195,484
IRELAND — (2.7%)
BONDS — (2.7%)
General Electric Capital Corp. Floating Rate Note (g)(r) 6.228%, 02/01/10	3,600	5,537,280
JAPAN — (1.0%)
BONDS — (1.0%)
Toyota Motor Credit Corp. (g) 4.000%, 12/11/08	1,220	1,959,484
NETHERLANDS — (5.7%)
BONDS — (5.7%)
Bank Nederlandse Gemeenten (g) 4.625%, 12/07/08	255	410,577
(z) 5.250%, 06/17/09	4,272	2,465,525
Nederlandse Waterschapsbank N.V. (g) 4.625%, 12/30/08	1,962	3,160,671
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,410,410
3.750%, 09/15/09	3,310	4,179,293
TOTAL — NETHERLANDS		11,626,476
NORWAY — (3.1%)
BONDS — (3.1%)
Eksportfinans (z) 6.700%, 02/19/09	2,600	1,512,607
Kommunalbanken (z) 6.700%, 03/16/09	3,400	1,977,803
(t) 5.350%, 06/15/09	2,635	1,752,139
5.000%, 07/14/09	7,000	1,036,183
TOTAL — NORWAY		6,278,732

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (1.4%)
BONDS — (1.4%)
Santander International Debt SA Floating Rate Note (r) 5.008%, 10/21/09	2,200	$2,748,162
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.0%)
BONDS — (4.0%)
European Investment Bank (g) 6.250%, 12/07/08	800	1,290,005
(s) 4.000%, 04/15/09	6,000	769,760
Nordic Investment Bank (g) 5.750%, 11/06/08	710	1,142,689
World Bank (International Bank for Reconstruction & Development) (z) 5.500%, 11/03/08	425	247,520
(t) 4.850%, 01/29/09	2,633	1,746,064
(z) 6.375%, 07/15/09	5,200	3,024,827
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		8,220,865
SWEDEN — (7.2%)
BONDS — (7.2%)
City of Stockholm 3.375%, 03/08/10	10,000	1,268,167
Kommuninvest (t) 4.900%, 04/20/09	8,550	5,647,234
Svensk Exportkredit AB (z) 6.752%, 03/17/09	1,155	672,241
Sweden Government Bond 4.000%, 12/01/09	11,000	1,436,521
Swedish Export Credit Corp. (z) 6.000%, 12/19/08	880	511,624
(d) 5.375%, 10/15/09	30,000	5,124,455
TOTAL — SWEDEN		14,660,242
UNITED KINGDOM — (6.9%)
BONDS — (6.9%)
Bank of England (e) 3.000%, 01/27/09	1,320	1,675,173
Bank of Scotland 4.500%, 12/17/08	560	895,991
BP Capital Markets P.L.C. 5.125%, 12/07/08	1,625	2,616,651
5.375%, 01/09/09	2,080	3,352,838
Network Rail Finance P.L.C. 4.875%, 03/06/09	3,370	5,442,747
TOTAL — UNITED KINGDOM		13,983,400

	Face Amount	Value†
	(000)
UNITED STATES — (41.6%)
AGENCY OBLIGATIONS — (6.5%)
Federal Farm Credit Bank 2.750%, 05/04/10	$2,000	$1,984,586
Federal Home Loan Bank 4.250%, 06/11/10	1,300	1,319,618
2.750%, 06/18/10	6,300	6,248,182
3.500%, 07/16/10	2,300	2,308,547
3.375%, 08/13/10	1,300	1,302,307
TOTAL AGENCY OBLIGATIONS		13,163,240
BONDS — (13.7%)
Banco Santander SA Floating Rate Note (r) 4.731%, 03/16/09	500	632,029
Bank of America Corp. 4.500%, 08/01/10	1,472	1,432,160
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	600	588,239
Deutsche Bank AG Floating Rate Note (r) 4.579%, 09/08/09	2,000	2,520,552
General Electric Capital Corp. (g) 4.500%, 12/15/08	175	280,455
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	500	498,223
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	200	199,177
John Deere Capital Corp. Floating Rate Note (r) 2.999%, 10/16/09	2,100	2,106,342
(r) 3.530%, 02/26/10	500	468,972
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	600	598,996
(r) 2.748%, 05/07/10	1,500	1,443,875
(r) 2.810%, 05/07/10	3,600	3,457,890
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	300	299,410
Paccar Financial Europe Floating Rate Note (r) 4.858%, 09/29/09	400	503,237
Toyota Motor Credit Corp. (n) 4.625%, 01/22/10	4,200	599,877
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	500	485,755
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,050	2,113,517
4.000%, 01/15/10	2,500	2,512,945
Wells Fargo Bank & Co. 4.200%, 01/15/10	1,500	1,477,824
Wells Fargo Bank & Co. Floating Rate Note (r) 2.861%, 03/23/10	5,800	5,652,216
TOTAL BONDS		27,871,691

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.4%)
ABN-AMRO Bank NV 3.035%, 02/13/09	$7,500	$7,487,250
Barclays Bank P.L.C. 3.430%, 07/10/09	2,000	1,995,772
3.430%, 08/07/09	1,000	997,732
BNP Paribas Finance, Inc. 3.190%, 08/14/09	1,500	1,493,779
UBS AG 3.390%, 07/13/09	900	897,832
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		12,872,365
COMMERCIAL PAPER — (15.0%)
Abbey National North America 2.970%, 02/09/09	1,400	1,386,964
2.990%, 02/20/09	1,500	1,484,371
Bank of America Corp. 2.980%, 03/09/09	3,000	2,963,773
Bank of Scotland P.L.C. 3.003%, 01/08/09	1,900	1,888,682
3.045%, 01/12/09	4,000	3,974,507
Nordea North America, Inc. 3.030%, 05/05/09	6,000	5,901,730
3.000%, 05/11/09	1,500	1,474,640

	Face Amount	Value†
	(000)
Royal Bank of Scotland P.L.C. 3.000%, 02/04/09	$6,500	$6,442,696
Societe Generale North America 3.005%, 02/12/09	3,000	2,971,166
3.100%, 05/01/09	2,000	1,967,948
TOTAL COMMERCIAL PAPER		30,456,477
TOTAL — UNITED STATES		84,363,773
TEMPORARY CASH INVESTMENTS — (3.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $48,180,000 FNMA 3.50%, 03/25/33, valued at $7,545,649) to be repurchased at $7,434,582	$7,434	7,434,000
TOTAL INVESTMENTS — (100.0%) (Cost $231,706,349)		$202,939,318

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (50.3%)
Federal Home Loan Bank 2.625%, 05/20/11	$50,200	$49,280,989
3.375%, 06/24/11	6,300	6,268,809
5.375%, 08/19/11	50,000	52,356,100
3.750%, 09/09/11	40,000	40,321,960
3.625%, 09/16/11	50,000	50,232,650
4.875%, 11/18/11	50,000	51,893,650
5.750%, 05/15/12	150,000	157,443,600
4.625%, 10/10/12	100,000	101,599,200
Federal Home Loan Bank Discount Note (y) 2.516%, 04/16/09	35,000	34,638,065
Tennessee Valley Authority 5.625%, 01/18/11	10,930	11,416,942
TOTAL AGENCY OBLIGATIONS		555,451,965
U.S. TREASURY OBLIGATIONS — (49.7%)
U.S. Treasury Notes 4.375%, 08/15/12	51,200	55,516,006
4.125%, 08/31/12	246,400	264,995,562
4.250%, 09/30/12	211,000	228,193,124
TOTAL U.S. TREASURY OBLIGATIONS		548,704,692
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $500,000 FHLMC 6.275%(r), 09/01/36, valued at $374,310) to be repurchased at $366,029	366	366,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,099,202,383)		$1,104,522,657

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRIA — (3.8%)
BONDS — (3.8%)
Oesterreichischen Kontrollbank AG (j) 1.800%, 03/22/10	1,578,000	$16,251,269
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	10,546,000	108,619,518
TOTAL — AUSTRIA		124,870,787
CANADA — (0.9%)
BONDS — (0.9%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	29,944,819
DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	28,460,501
FRANCE — (1.0%)
BONDS — (1.0%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,438,217
Total Capital SA (f) 1.625%, 07/12/11	9,650	8,114,903
(u) 5.000%, 05/22/12	9,900	10,181,388
TOTAL — FRANCE		33,734,508
GERMANY — (5.4%)
BONDS — (5.4%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	6,907,738
(j) 1.000%, 09/20/10	2,950,000	30,053,735
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	15,560	1,997,870
(j) 1.750%, 03/23/10	3,090,000	31,832,646
(j) 1.850%, 09/20/10	3,580,000	37,093,503
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	6,700,000	68,097,600
TOTAL — GERMANY		175,983,092
JAPAN — (2.2%)
BONDS — (2.2%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	7,050,000	73,083,259
NETHERLANDS — (3.4%)
BONDS — (3.4%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,602,490
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	4,701,365
(j) 0.800%, 02/03/11	10,185,000	102,852,475
TOTAL — NETHERLANDS		110,156,330

	Face Amount^	Value†
	(000)
NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans (f) 2.000%, 03/17/09	17,000	$14,619,209
(j) 1.800%, 06/21/10	7,298,000	75,296,009
TOTAL — NORWAY		89,915,218
SPAIN — (0.9%)
BONDS — (0.9%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	30,934,433
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.3%)
BONDS — (3.3%)
African Development Bank (j) 1.950%, 03/23/10	1,000,000	10,303,065
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	97,595,578
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,163,844
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		109,062,487
SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest (t) 5.050%, 02/24/09	11,650	7,729,407
4.100%, 05/11/09	156,000	20,004,165
(f) 2.250%, 12/14/09	9,260	7,931,517
TOTAL — SWEDEN		35,665,089
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,508,906
UNITED STATES — (73.3%)
AGENCY OBLIGATIONS — (31.9%)
Federal Farm Credit Bank 4.250%, 07/08/13	50,000	49,804,050
Federal Home Loan Bank 2.625%, 05/20/11	50,000	49,084,650
5.375%, 08/19/11	50,000	52,356,100
3.625%, 09/16/11	50,000	50,232,650
4.875%, 11/18/11	119,500	124,025,823
5.750%, 05/15/12	50,000	52,481,200
3.625%, 05/29/13	37,500	36,447,412
Federal Home Loan Bank Discount Note (y) 2.387%, 03/30/09	53,000	52,541,179
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	50,000	53,499,850
3.875%, 06/29/11	100,000	101,783,000
4.750%, 03/05/12	100,000	103,244,800

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal National Mortgage Association 6.000%, 05/15/11	$50,000	$53,080,350
5.375%, 11/15/11	57,100	60,184,257
5.000%, 02/16/12	50,000	51,943,550
6.125%, 03/15/12	50,000	54,057,800
4.875%, 05/18/12	100,000	102,474,500
TOTAL AGENCY OBLIGATIONS		1,047,241,171
BONDS — (32.7%)
3M Co. 4.375%, 08/15/13	9,600	9,459,907
American Express Credit Floating Rate Note (r) 5.858%, 04/06/09	20,000	19,222,457
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	29,284,083
Bank of America Corp. 4.900%, 05/01/13	54,265	50,195,396
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	90,000	87,371,190
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	15,400	15,386,833
General Electric Capital Corp. (j) 1.450%, 11/10/11	8,000,000	71,064,054
4.800%, 05/01/13	34,800	31,274,273
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	9,400	9,366,592
Hewlett-Packard Co. Floating Rate Note (r) 5.051%, 06/15/10	80,000	77,884,720
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	87,900	82,445,278
JPMorgan Chase & Co. 4.750%, 05/01/13	15,000	13,901,085
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,849,340
Merck & Co., Inc. 4.375%, 02/15/13	30,506	29,476,911

	Face Amount	Value†
	(000)
Paccar Financial Corp. Floating Rate Note (r) 5.494%, 12/03/10	$47,900	$47,752,085
(r) 3.438%, 04/01/11	37,000	36,861,287
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	44,680,292
(j) 1.300%, 03/16/12	6,490,000	66,593,158
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	92,293,355
Wal-Mart Stores, Inc. 4.250%, 04/15/13	18,500	17,978,726
7.250%, 06/01/13	47,800	51,299,581
Wells Fargo Bank & Co. 5.250%, 10/23/12	87,700	83,920,130
4.375%, 01/31/13	17,000	15,695,318
TOTAL BONDS		1,073,256,051
U.S. TREASURY OBLIGATIONS — (8.7%)
U.S. Treasury Notes 4.375%, 08/15/12	57,700	62,563,937
4.125%, 08/31/12	58,000	62,377,202
4.250%, 09/30/12	148,300	160,384,077
TOTAL U.S. TREASURY OBLIGATIONS		285,325,216
TOTAL — UNITED STATES		2,405,822,438
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $35,875,000 FNMA 5.058%(r) 01/01/36, valued at $29,537,510) to be repurchased at $29,100,279	$29,098	29,098,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,187,150,477)		$3,282,239,867

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.0%)
Federal Farm Credit Bank 6.700%, 11/22/10	$2,000	$2,136,120
6.135%, 12/13/10	4,000	4,228,512
6.000%, 03/07/11	9,000	9,521,415
6.740%, 04/11/11	1,000	1,076,401
4.800%, 05/24/11	3,300	3,406,395
6.300%, 06/06/11	2,800	2,999,567
4.250%, 07/11/11	13,600	13,868,178
4.350%, 11/02/11	8,000	8,196,144
4.200%, 11/07/11	6,650	6,784,363
4.300%, 11/23/11	5,500	5,625,460
6.260%, 12/02/11	2,000	2,158,838
4.950%, 12/22/11	9,000	9,373,464
5.230%, 02/14/12	12,000	12,599,088
4.500%, 03/14/12	8,500	8,730,673
4.625%, 03/16/12	7,000	7,217,259
5.000%, 06/01/12	4,295	4,471,052
4.480%, 08/24/12	12,000	12,215,352
6.280%, 11/26/12	3,000	3,236,370
4.400%, 01/03/13	11,000	11,089,298
4.150%, 05/15/13	10,000	9,940,160
5.580%, 07/03/13	23,000	24,193,677
3.880%, 07/08/13	7,000	6,861,050
4.920%, 08/26/13	4,125	4,219,805
4.710%, 10/18/13	7,000	7,086,646
4.900%, 01/16/14	5,700	5,798,536
5.300%, 02/18/14	12,000	12,414,084
5.250%, 06/05/14	14,400	14,805,029
4.375%, 06/30/14	3,915	3,852,564
8.160%, 09/30/14	3,615	4,233,942
4.700%, 12/10/14	4,000	3,969,460
4.375%, 02/17/15	14,300	13,918,376
6.030%, 03/21/16	4,700	4,964,239
5.050%, 03/08/17	10,000	9,699,000
5.625%, 08/18/17	4,000	4,082,184
5.100%, 09/03/19	9,000	8,817,300
5.320%, 09/03/19	21,300	21,249,093
5.150%, 11/15/19	11,200	11,012,053
4.670%, 05/07/20	5,600	5,256,894
5.350%, 08/07/20	6,700	6,663,961
5.250%, 03/02/21	6,100	5,992,786
5.220%, 02/22/22	5,000	4,872,180
5.210%, 12/19/22	21,200	20,554,269
Federal Home Loan Bank 5.875%, 02/15/11	7,000	7,374,885
4.500%, 05/13/11	2,045	2,099,201
6.000%, 05/13/11	10,205	10,863,651
7.200%, 06/14/11	3,000	3,282,213
5.750%, 08/15/11	12,000	12,731,304
5.000%, 10/13/11	25,000	26,062,300
5.625%, 11/15/11	5,000	5,302,245
5.625%, 02/15/12	6,100	6,478,517
5.750%, 05/15/12	16,300	17,108,871
4.625%, 08/15/12	15,175	15,533,828
4.500%, 11/15/12	20,000	20,262,620
5.126%, 02/28/13	5,615	5,811,093

	Face Amount	Value†
	(000)
3.875%, 06/14/13	$12,600	$12,366,308
5.375%, 06/14/13	52,400	54,683,592
4.500%, 09/16/13	11,000	11,046,464
6.395%, 06/03/14	5,200	5,636,332
5.250%, 06/18/14	14,000	14,386,162
6.700%, 06/25/14	12,500	13,730,587
4.500%, 11/14/14	4,000	3,930,528
4.875%, 03/11/16	13,600	13,416,876
5.375%, 09/09/16	6,000	6,039,570
4.625%, 09/11/20	11,200	10,428,802
5.000%, 03/12/21	5,200	5,014,724
5.000%, 12/10/21	39,500	37,726,292
5.750%, 06/10/22	19,500	19,953,355
4.750%, 03/10/23	22,200	20,504,453
Tennessee Valley Authority 6.790%, 05/23/12	37,600	40,937,451
6.000%, 03/15/13	28,100	29,958,815
4.750%, 08/01/13	12,500	12,626,963
6.250%, 12/15/17	10,000	10,506,990
TOTAL AGENCY OBLIGATIONS		799,196,229
U.S. TREASURY OBLIGATIONS — (34.3%)
U.S. Treasury Bonds 11.250%, 02/15/15	15,500	22,019,687
10.625%, 08/15/15	11,000	15,434,375
9.875%, 11/15/15	11,600	15,928,250
9.250%, 02/15/16	9,000	12,017,808
7.250%, 05/15/16	6,000	7,172,814
7.500%, 11/15/16	10,800	13,095,000
9.000%, 11/15/18	12,200	16,612,972
8.125%, 08/15/19	3,800	4,901,704
8.750%, 08/15/20	3,200	4,337,251
8.125%, 05/15/21	29,100	38,030,062
7.250%, 08/15/22	16,200	20,007,000
7.625%, 11/15/22	12,500	15,962,888
U.S. Treasury Notes 5.750%, 08/15/10	600	646,125
4.875%, 02/15/12	62,800	68,741,445
4.375%, 08/15/12	54,700	59,311,046
4.000%, 11/15/12	9,700	10,381,270
3.875%, 02/15/13	27,600	29,161,111
3.625%, 05/15/13	7,700	8,030,861
4.250%, 08/15/13	30,100	32,223,465
4.000%, 02/15/14	18,500	19,581,103
4.875%, 08/15/16	8,200	8,738,765
TOTAL U.S. TREASURY OBLIGATIONS		422,335,002
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,365,000 FNMA 5.00%, 08/25/18, valued at $8,630,727) to be repurchased at $8,500,666	8,500	8,500,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,198,954,801)		$1,230,031,231

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
U.S. Treasury Inflation Notes 3.000%, 07/15/12	$2,100	$2,496,005
1.875%, 07/15/13	35,700	39,845,374
2.000%, 01/15/14	30,600	33,225,294
2.000%, 07/15/14	31,700	33,604,584
1.625%, 01/15/15	28,200	28,317,580
1.875%, 07/15/15	26,500	26,318,968
2.000%, 01/15/16	30,550	29,753,192
2.500%, 07/15/16	23,200	23,171,582
2.375%, 01/15/17	28,400	28,130,918
2.625%, 07/15/17	25,200	24,962,013
1.625%, 01/15/18	27,000	24,482,380
1.375%, 07/15/18	13,300	11,543,086
2.375%, 01/15/25	21,700	21,947,483
2.000%, 01/15/26	18,400	16,755,248
2.375%, 01/15/27	12,300	11,617,562
1.750%, 01/15/28	14,200	11,693,572
TOTAL U.S. TREASURY OBLIGATIONS		367,864,841
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $2,115,000 FHLMC 6.584%(r), 03/01/37, valued at $1,478,222) to be repurchased at $1,455,114	1,455	1,455,000
TOTAL INVESTMENTS — (100.0%) (Cost $416,950,888)		$369,319,841

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.4%)
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	$4,000	$4,037,920
ARIZONA — (0.4%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,749,442
ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	3,992,848
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,939,348
TOTAL ARKANSAS		6,932,196
CALIFORNIA — (3.1%)
California State (GO) 5.250%, 11/01/09	7,695	7,909,537
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,061,785
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,465,183
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	8,846,124
Los Angeles Wastewater (TECP) 4.500%, 11/03/08	2,500	2,500,000
TOTAL CALIFORNIA		30,782,629
COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,419,850
CONNECTICUT — (2.7%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,048,140
Connecticut State (GO) 5.000%, 03/15/12	5,000	5,279,550
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,133,360
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,654,040
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,111,500
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,249,200
TOTAL CONNECTICUT		26,475,790

	Face Amount	Value†
	(000)
DELAWARE — (2.6%)
Delaware State (GO) 5.000%, 08/01/12	$11,370	$12,044,127
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	7,818,924
5.000%, 02/01/12	5,000	5,274,550
TOTAL DELAWARE		25,137,601
FLORIDA — (6.8%)
Broward County Sales Tax Revenue (TECP) 1.800%, 12/05/08	2,624	2,624,656
Florida Municipal Power Agency (TECP) 1.450%, 11/04/08	25,818	25,818,000
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,051,200
Florida State Board of Education (GO) Series D 5.000%, 06/01/13	13,085	13,771,701
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,570,809
5.000%, 07/01/11	5,130	5,318,015
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,012,570
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,119,160
TOTAL FLORIDA		67,286,111
GEORGIA — (3.6%)
Georgia State (GO) Series B 6.250%, 04/01/09	2,000	2,037,820
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,058,140
Georgia State (GO) Series D 5.800%, 11/01/09	2,010	2,091,485
5.000%, 08/01/12	7,100	7,538,922
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	14,879,480
TOTAL GEORGIA		35,605,847
HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,301,673
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	768,751
TOTAL HAWAII		2,070,424

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
ILLINOIS — (2.2%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	$2,000	$2,005,420
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,602,488
Illinois Education Facilities Authority (TECP) 1.600%, 11/05/08	8,000	8,000,080
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,046,050
TOTAL ILLINOIS		21,654,038
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,748,190
KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,077,137
KENTUCKY — (1.5%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	14,945,359
MARYLAND — (6.8%)
Howard County Maryland (GO) (TECP) Series D 1.550%, 12/11/08	4,000	4,000,400
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins Hospital 3.500%, 11/03/08	16,500	16,500,000
4.000%, 11/17/08	8,500	8,505,865
1.500%, 12/03/08	2,600	2,600,312
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University 1.600%, 11/07/08	4,625	4,625,139
1.550%, 12/05/08	5,600	5,600,448
Maryland State (GO) 5.250%, 02/15/12	5,000	5,330,750
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,043,400
5.000%, 02/15/13	14,000	14,907,060
TOTAL MARYLAND		67,113,374
MASSACHUSETTS — (5.8%)
Harvard University (TECP) Series EE 1.400%, 12/04/08	23,600	23,600,000
Massachusetts School Building Authority (TECP) 1.520%, 12/04/08	4,700	4,700,470
1.570%, 12/11/08	20,000	20,003,400
Massachusetts Water Resources (TECP) 1.500%, 11/06/08	4,000	4,000,080
1.520%, 12/08/08	5,000	5,000,550
TOTAL MASSACHUSETTS		57,304,500

	Face Amount	Value†
	(000)
MICHIGAN — (1.4%)
Kent County (GO) Series A 5.000%, 11/01/09	$7,235	$7,463,771
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,065,100
TOTAL MICHIGAN		13,528,871
MINNESOTA — (3.4%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,156,282
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,668,900
University of Minnesota Board of Regents (TECP) 1.950%, 11/04/08	23,800	23,800,476
TOTAL MINNESOTA		33,625,658
MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,595,589
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,113,280
TOTAL MISSISSIPPI		7,708,869
NEBRASKA — (0.8%)
Omaha Public Power District (TECP) 1.550%, 12/09/08	8,000	8,000,320
NEVADA — (8.2%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,272,374
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,587,153
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,137,550
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,405,460
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	5,245	5,344,812
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,886,600
Las Vegas Valley Water District (TECP) 1.400%, 11/03/08	21,000	21,000,000
Nevada State (GO) 5.000%, 06/01/13	12,990	13,705,229
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,371,563
TOTAL NEVADA		80,710,741
NEW JERSEY — (3.0%)
Monmouth County (GO) 4.250%, 09/15/12	5,115	5,310,342
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,011,016

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	$6,130	$6,299,801
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,373,020
Princeton University (TECP) 1.550%, 11/05/08	2,830	2,830,028
TOTAL NEW JERSEY		29,824,207
NEW MEXICO — (2.3%)
New Mexico State (GO) 5.000%, 03/01/12	10,260	10,820,606
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,790,761
TOTAL NEW MEXICO		22,611,367
NEW YORK — (3.3%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,521,514
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,200,675
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,110,430
New York Power Authority (TECP) 1.550%, 11/12/08	4,400	4,399,340
1.470%, 11/13/08	8,000	7,998,480
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,550,715
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,137,300
TOTAL NEW YORK		32,918,454
NORTH CAROLINA — (4.9%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,047,910
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	8,545,877
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,043,680
5.000%, 03/01/11	13,000	13,644,150
5.000%, 06/01/11	10,000	10,529,400
Wake County (GO) 4.500%, 03/01/13	7,800	8,167,458
TOTAL NORTH CAROLINA		47,978,475
OHIO — (2.2%)
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,019,047
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,011,150
Ohio State Building Authority (RB) (FSA) 5.000%, 10/01/09	2,755	2,837,071
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,638,564
TOTAL OHIO		21,505,832

	Face Amount	Value†
	(000)
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	$6,055	$6,160,539
PENNSYLVANIA — (3.0%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	13,685,230
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,612,735
5.250%, 02/01/13	5,755	6,155,260
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,135,120
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,034,901
TOTAL PENNSYLVANIA		29,623,246
SOUTH CAROLINA — (1.5%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,548,765
South Carolina Public Service Authority (TECP) 1.650%, 01/16/09	11,000	11,000,990
South Carolina State (GO) Series B 5.000%, 04/01/09	1,900	1,925,973
TOTAL SOUTH CAROLINA		14,475,728
TENNESSEE — (3.7%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	5,969,325
5.000%, 03/01/12	5,095	5,376,703
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,001,740
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,249,241
Tennessee School Bond Authority (TECP) 1.650%, 11/06/08	3,400	3,400,068
3.350%, 11/10/08	15,000	15,003,150
TOTAL TENNESSEE		36,000,227
TEXAS — (14.6%)
Austin Texas Combined Utility Systems (TECP) 1.550%, 11/03/08	25,600	25,600,000
City of Dallas (GO) 4.750%, 02/15/10	11,675	12,025,250
El Paso Waterworks & Sewer System (TECP) Series A 3.500%, 11/03/08	5,000	5,000,000
Houston Texas (GO) (TECP) Series E-2 1.630%, 01/15/09	12,000	11,999,400

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Houston Texas Water & Sewer (TECP) 1.550%, 11/06/08	$5,000	$5,000,050
Katy Independent School District (GO) Series A 5.000%, 02/15/12	7,465	7,922,679
San Antonio Electric & Gas (TECP) 1.700%, 11/03/08	3,800	3,799,208
San Antonio Water System (TECP) 1.550%, 11/06/08	14,000	14,000,140
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,065,440
Texas Municipal Power Agency (TECP) 2.750%, 11/04/08	7,470	7,470,299
4.250%, 11/04/08	16,180	16,181,294
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,098,200
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,270,930
Texas Tech University Board of Regents (TECP) 1.700%, 11/03/08	8,300	8,300,000
University of Texas Board of Regents (TECP) 2.000%, 11/05/08	15,805	15,805,474
TOTAL TEXAS		143,538,364
UTAH — (1.8%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	10,672,553
Utah State (GO) Series A 5.000%, 07/01/12	6,440	6,822,922
TOTAL UTAH		17,495,475
VIRGINIA — (3.1%)
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,533,815
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,144,800
5.000%, 09/27/12	4,040	4,285,915

	Face Amount	Value†
	(000)
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	$4,000	$4,099,120
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,676
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,098,162
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,566,393
TOTAL VIRGINIA		30,753,881
WASHINGTON — (1.2%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,063,960
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,040,624
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,556,945
TOTAL WASHINGTON		11,661,529
WISCONSIN — (0.2%)
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,033,140
TOTAL MUNICIPAL BONDS		972,495,331
	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds MuniFund Portfolio	11,540,177	11,540,177
TOTAL INVESTMENTS — (100.0%) (Cost $988,646,468)		$984,035,508

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.6%)
CALIFORNIA — (96.6%)
Anaheim Union High School District (GO) Series A (FSA) 5.000%, 08/01/12	$1,275	$1,368,228
Berkeley California University School District (TRAN) 4.000%, 11/28/08	4,700	4,706,392
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,530,555
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,425,680
California Infrastructure & Economic Development Bank (RB) (FSA) 5.250%, 07/01/13	2,000	2,181,380
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	2,000	2,077,260
California State (GO) 4.000%, 06/01/09	565	570,322
5.000%, 09/01/09	1,865	1,911,439
5.000%, 02/01/10	1,500	1,537,440
5.000%, 03/01/10	3,000	3,077,880
5.250%, 09/01/10	550	569,976
5.000%, 10/01/10	2,000	2,066,360
4.000%, 02/01/11	1,000	1,011,930
5.250%, 03/01/11	800	831,832
5.000%, 04/01/11	3,000	3,105,660
5.000%, 06/01/11	500	518,530
5.000%, 10/01/11	2,215	2,305,350
5.000%, 04/01/12	1,500	1,558,395
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,173,071
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,119,778
5.500%, 05/01/10	700	730,086
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,524,820
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	426,833
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,007,528
California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,038,600

	Face Amount	Value†
	(000)
California State Economic Recovery (GO) Series A 3.000%, 07/01/09	$330	$332,673
4.000%, 07/01/09	940	953,705
5.000%, 07/01/09	2,535	2,588,412
5.000%, 01/01/10	1,585	1,635,324
5.000%, 01/01/11	2,500	2,600,325
3.500%, 07/01/11	1,075	1,084,213
5.000%, 07/01/11	1,000	1,046,470
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	2,475	2,606,447
5.250%, 07/01/13	3,810	4,065,270
Chabot-Las Positas Comminity College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,063,772
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,029,232
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,218,312
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,697,984
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,081,635
City of Los Angeles (GO) (MBIA) 4.000%, 09/01/10	1,000	1,023,110
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,020,600
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,733,626
Dublin San Ramon Service District & East Bay Municipal Utility District (TECP) Series A 1.450%, 11/13/08	5,000	4,999,250
East Bay Municipal Utility District, Water System (TECP) 1.450%, 11/13/08	400	399,940
1.480%, 12/01/08	500	500,065
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,151,873
5.000%, 08/01/13	3,060	3,308,656
El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	2,185	2,366,486
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	280,974

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	$2,000	$2,184,380
5.250%, 08/01/13	3,675	4,013,798
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	516,900
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	317,478
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	713,636
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,721,801
Long Beach Gas Utility (TECP) 1.370%, 11/05/08	1,900	1,900,057
4.550%, 11/12/08	1,600	1,601,008
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	528,746
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,676,250
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	622,995
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,335,958
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,675,600
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	483,299
Los Angeles Department of Water & Power (TECP) 3.500%, 12/10/08	400	400,848
Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	183,635
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	858,112
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,074,660
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,830,796
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,021,200
Los Angeles Wastewater (TECP) 4.500%, 11/03/08	5,500	5,500,000

	Face Amount	Value†
	(000)
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	$300	$308,040
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,155,526
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,602,263
Municipal Improvement Corp. of Los Angeles (TECP) 4.250%, 11/17/08	5,800	5,804,988
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	306,057
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	685,430
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	313,122
Riverside County Transportation Commission (TECP) 1.420%, 11/14/08	1,000	999,820
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,551,457
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,431,990
San Diego County Water Authority (TECP) 1.450%, 02/05/09	2,650	2,649,285
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,111,395
San Joaquin County Transportation Authority (TECP) 1.400%, 11/06/08	800	800,032
San Jose Financing Authority (TECP) 1.480%, 11/05/08	3,700	3,700,111
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,367,470
5.000%, 08/01/12	5,000	5,291,000
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	649,003
San Mateo County Community College District (GO) Series A 4.500%, 09/01/13	2,000	2,086,140
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	1,950	2,002,806
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,198,505
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,655,176

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	$450	$476,046
University of California (TECP) Series A 1.450%, 11/12/08	900	899,874
1.420%, 12/10/08	2,900	2,900,058
TOTAL MUNICIPAL BONDS		172,270,430
TEMPORARY CASH INVESTMENTS — (3.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,290,000 FHLMC 6.275%(r), 09/01/36, valued at $6,206,064) to be repurchased at $6,114,479	6,114	6,114,000
TOTAL INVESTMENTS — (100.0%) (Cost $179,433,299)		$178,384,430

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,544,364		$200,349		$5,331,340		—
Investments at Value (including $0, $0, $0 and $202,129 of securities on loan, respectively)	—		—		—		$856,029
Temporary Cash Investments at Value & Cost	—		—		—		14,748
Collateral Received from Securities on Loan at Value & Cost	—		—		—		208,725
Cash	—		—		—		2,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		—		1,662
Dividends and Interest	—		—		—		474
Securities Lending Income	—		—		—		472
Fund Shares Sold	10,551		133		11,454		8,710
Fund Margin Variation	—		—		—		3
Prepaid Expenses and Other Assets	26		21		83		49
Total Assets	2,554,941		200,503		5,342,877		1,093,472
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—		208,725
Investment Securities/Affiliated Investment Companies Purchased	5,691		65		2,282		—
Fund Shares Redeemed	4,860		68		9,172		1,648
Due to Advisor	210		26		667		252
Accrued Expenses and Other Liabilities	142		13		308		85
Total Liabilities	10,903		172		12,429		210,710
NET ASSETS	$2,544,038		$200,331		$5,330,448		$882,762
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0; and $25,599 and shares outstanding of 0; 0; 0; and 3,446,723, respectively	N/A		N/A		N/A		$7.43
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	25,000,000	*	25,000,000
Class R2 Shares — based on net assets of $0; $0; $0; and $1,715 and shares outstanding of 0; 0; 0; and 219,184, respectively	N/A		N/A		N/A		$7.83
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	25,000,000	*	25,000,000
Institutional Class Shares — based on net assets of $2,544,038; $200,331; $5,330,448; and $855,448 and shares outstanding of 89,053,472; 30,950,038; 365,508,917; and 78,947,361, respectively	$28.57		$6.47		$14.58		$10.84
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000		500,000,000		100,000,000
Investments in Affiliated Investment Companies at Cost	$2,882,360		$260,777		$7,153,912		$—
Investments at Cost	$—		$—		$—		$1,198,879
NET ASSETS CONSIST OF:
Paid-In Capital	$3,086,272		$351,325		$7,319,838		$1,225,817
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	10,863		15,378		25,004		2,098
Accumulated Net Realized Gain (Loss)	(215,101)		(165,525)		(191,822)		(2,306)
Net Unrealized Appreciation (Depreciation)	(337,996)		(847)		(1,822,572)		(342,847)
NET ASSETS	$2,544,038		$200,331		$5,330,448		$882,762

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$5,505,604	—	—	—
Investments at Value (including $0, $242,859, $452,044, and $178,676 of securities on loan, respectively)	—	$1,308,801	$2,463,994	$839,788
Temporary Cash Investments at Value & Cost	—	30,450	51,174	11,370
Collateral Received from Securities on Loan at Value & Cost	—	247,370	462,981	182,985
Receivables:
Investment Securities/Affiliated Investment Companies Sold	26	270	993	728
Dividends and Interest	—	1,483	2,944	750
Securities Lending Income	—	345	749	395
Fund Shares Sold	17,835	8,364	14,002	3,811
Fund Margin Variation	—	2	1	—
Prepaid Expenses and Other Assets	38	89	114	41
Total Assets	5,523,503	1,597,174	2,996,952	1,039,868
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	247,370	462,981	182,985
Investment Securities/Affiliated Investment Companies Purchased	13,987	14,944	27,057	3,160
Fund Shares Redeemed	3,874	14,019	5,306	2,816
Due to Advisor	1,397	179	396	211
Accrued Expenses and Other Liabilities	300	100	184	73
Total Liabilities	19,558	276,612	495,924	189,245
NET ASSETS	$5,503,945	$1,320,562	$2,501,028	$850,623
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,503,945; $1,320,562; $2,501,028; and $850,623 and shares outstanding of 337,185,867; 169,004,276; 323,552,903; and 113,754,843, respectively	$16.32	$7.81	$7.73	$7.48
NUMBER OF SHARES AUTHORIZED	650,000,000	200,000,000	400,000,000	200,000,000
Investments in Affiliated Investment Companies at Cost	$7,888,263	$—	$—	$—
Investments at Cost	$—	$1,791,454	$3,501,011	$1,245,684
NET ASSETS CONSIST OF:
Paid-In Capital	$7,245,757	$1,825,549	$3,599,193	$1,268,589
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,701	257	399	3,637
Accumulated Net Realized Gain (Loss)	(391,234)	(22,593)	(61,548)	(15,707)
Net Unrealized Appreciation (Depreciation)	(1,382,279)	(482,651)	(1,037,016)	(405,896)
NET ASSETS	$5,503,945	$1,320,562	$2,501,028	$850,623

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,067,436	$2,925,347	—
Investments at Value (including $52,439, $0, $0 and $461,107* of securities on loan, respectively)	$567,158	—	—	$1,704,785
Temporary Cash Investments at Value & Cost	28,376	—	—	51,982
Collateral Received from Securities on Loan at Value & Cost	53,922	—	—	452,372	*
Receivables:
Investment Securities/Affiliated Investment Companies Sold	188	5,766	1,558	—
Dividends and Interest	655	—	—	3,974
Securities Lending Income	102	—	—	426
Fund Shares Sold	13,833	7,554	3,188	5,588
Fund Margin Variation	1	—	—	10
Prepaid Expenses and Other Assets	53	70	40	34
Total Assets	664,288	2,080,826	2,930,133	2,219,171
LIABILITIES:
Payables:
Upon Return of Securities Loaned	53,922	—	—	452,372	*
Investment Securities/Affiliated Investment Companies Purchased	20,889	33	17	17,236
Fund Shares Redeemed	4,170	13,288	4,729	1,974
Due to Advisor	94	550	1,000	467
Accrued Expenses and Other Liabilities	48	106	162	161
Total Liabilities	79,123	13,977	5,908	472,210
NET ASSETS	$585,165	$2,066,849	$2,924,225	$1,746,961
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $585,165; $2,066,849; $2,924,225; and $1,746,961 and shares outstanding of 92,807,845; 154,770,228; 318,183,127; and 108,092,811, respectively	$6.31	$13.35	$9.19	$16.16
NUMBER OF SHARES AUTHORIZED	100,000,000	400,000,000	650,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$—	$2,660,195	$3,771,170	$—
Investments at Cost	$748,162	$—	$—	$2,178,080
NET ASSETS CONSIST OF:
Paid-In Capital	$771,729	$2,768,732	$3,723,054	$2,286,125
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,827	7,754	36,069	34,213
Accumulated Net Realized Gain (Loss)	(7,388)	(387,660)	(462,795)	(100,092)
Net Unrealized Appreciation (Depreciation)	(181,003)	(321,977)	(372,103)	(473,285)
NET ASSETS	$585,165	$2,066,849	$2,924,225	$1,746,961

*  Securities Lending Collateral is less than the market value of securities loaned due to market increases on October 31, 2008. Collateral was subsequently adjusted on November 3, 2008 and the Portfolio remained in compliance.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$3,076,553
Investments at Value (including $141,210, $311,374, $23,881, and $0 of securities on loan, respectively)	$1,184,839	$1,909,121	$219,926	—
Temporary Cash Investments at Value & Cost	19,142	63,569	10,741	10,033
Collateral Received from Securities on Loan at Value & Cost	143,967	349,195	26,986	—
Foreign Currencies at Value	5,773	12,789	9,873	—
Cash	15	16	102	15
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	1,111	14	—
Dividends, Interest, and Tax Reclaims	4,579	7,061	426	—
Securities Lending Income	217	601	31	—
Fund Shares Sold	4,752	16,571	5,479	6,271
Fund Margin Variation	—	15	1	—
Prepaid Expenses and Other Assets	52	126	17	76
Deferred Offering Costs	—	—	15	—
Total Assets	1,363,336	2,360,175	273,611	3,092,948
LIABILITIES:
Payables:
Upon Return of Securities Loaned	143,967	349,195	26,986	—
Investment Securities/Affiliated Investment Companies Purchased	9,909	25,674	17,554	—
Fund Shares Redeemed	2,182	3,304	662	7,234
Due to Advisor	270	569	33	1,099
Accrued Expenses and Other Liabilities	148	384	58	242
Total Liabilities	156,476	379,126	45,293	8,575
NET ASSETS	$1,206,860	$1,981,049	$228,318	$3,084,373
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,206,860; $1,981,049; $228,318; and $3,084,373 and shares outstanding of 81,473,186; 265,577,510; 39,055,733; and 306,355,912; respectively	$14.81	$7.46	$5.85	$10.07
NUMBER OF SHARES AUTHORIZED	200,000,000	250,000,000	100,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,383,238
Investments at Cost	$1,468,627	$3,189,263	$307,633	$—
Foreign Currencies at Cost	$5,762	$12,667	$9,909	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,510,715	$3,272,773	$317,280	$4,508,252
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	449	(485)	1,014	8,898
Accumulated Net Realized Gain (Loss)	(20,632)	(11,384)	(2,290)	(126,628)
Net Unrealized Foreign Exchange Gain (Loss)	105	150	56	536
Net Unrealized Appreciation (Depreciation)	(283,777)	(1,280,005)	(87,742)	(1,306,685)
NET ASSETS	$1,206,860	$1,981,049	$228,318	$3,084,373

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$133,439	$64,067	$25,891	$94,027
Receivables:
Affiliated Investment Companies Sold	138	—	24	—
Fund Shares Sold	84	290	65	203
Prepaid Expenses and Other Assets	6	12	7	11
Total Assets	133,667	64,369	25,987	94,241
LIABILITIES:
Payables:
Affiliated Companies Purchased	—	142	—	55
Fund Shares Redeemed	222	148	89	148
Due to Advisor	43	11	4	22
Accrued Expenses and Other Liabilities	29	24	11	28
Total Liabilities	294	325	104	253
NET ASSETS	$133,373	$64,044	$25,883	$93,988
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $133,373; $64,044; $25,883; and $93,988 and shares outstanding of 11,140,291; 5,487,486; 1,813,838; and 8,760,711, respectively	$11.97	$11.67	$14.27	$10.73
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$257,466	$108,804	$38,132	$133,729
NET ASSETS CONSIST OF:
Paid-In Capital	$327,247	$138,918	$39,094	$150,264
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	964	412	(41)	(43)
Accumulated Net Realized Gain (Loss)	(70,888)	(30,530)	(940)	(16,553)
Net Unrealized Foreign Exchange Gain (Loss)	77	(19)	11	22
Net Unrealized Appreciation (Depreciation)	(124,027)	(44,737)	(12,241)	(39,702)
NET ASSETS	$133,373	$64,044	$25,883	$93,988

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$89,142	—	—
Investments at Value (including $101,389, $0, $785,384, and $4,472 of securities on loan, respectively)	$384,254	—	$4,633,011	$62,417
Temporary Cash Investments at Value & Cost	15,954	1,721	55,893	5,127
Collateral Received from Securities on Loan at Value & Cost	105,762	—	860,786	4,892
Foreign Currencies at Value	12,166	—	60,130	4,553
Cash	15	—	15	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	6	—	56,314	—
Dividends, Interest, and Tax Reclaims	2,771	3	22,846	112
Securities Lending Income	156	—	1,441	5
Fund Shares Sold	4,116	1,433	5,964	3,890
Fund Margin Variation	—	—	28	1
Prepaid Expenses and Other Assets	19	4	78	—
Deferred Offering Costs	—	23	—	17
Total Assets	525,219	92,326	5,696,506	81,030
LIABILITIES:
Payables:
Upon Return of Securities Loaned	105,762	—	860,786	4,892
Investment Securities/Affiliated Investment Companies Purchased	23,794	1,536	24,814	9,131
Fund Shares Redeemed	998	105	7,882	210
Due to Advisor	123	3	2,743	3
Accrued Expenses and Other Liabilities	62	10	533	20
Total Liabilities	130,739	1,654	896,758	14,256
NET ASSETS	$394,480	$90,672	$4,799,748	$66,774
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $394,480; $90,672; $4,799,748; and $66,774 and shares outstanding of 94,352,429; 15,007,588; 443,580,863; and 9,906,755, respectively	$4.18	$6.04	$10.82	$6.74
NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	650,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$123,810	$—	$—
Investments at Cost	$773,677	$—	$7,183,033	$79,302
Foreign Currencies at Cost	$12,120	$—	$62,477	$4,570
NET ASSETS CONSIST OF:
Paid-In Capital	$793,503	$125,614	$7,326,261	$83,455

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,089	6	681	232
Accumulated Net Realized Gain (Loss)	(13,625)	(280)	24,680	(27)

Net Unrealized Foreign Exchange Gain (Loss)	(110)	—	467	15
Net Unrealized Appreciation (Depreciation)	(389,377)	(34,668)	(2,552,341)	(16,901)
NET ASSETS	$394,480	$90,672	$4,799,748	$66,774

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,508,866	$547,574	—	$3,194,750
Investments at Value (including $0, $0, $169,619 and $0 of securities on loan, respectively)	—	—	$1,131,199	—
Temporary Cash Investments at Value & Cost	—	—	42,221	—
Collateral Received from Securities on Loan at Value & Cost	—	—	198,014	—
Foreign Currencies at Value	—	—	4,474	—
Cash	—	—	2,210	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	61	23,549	12,121
Dividends, Interest, and Tax Reclaims	—	—	1,531	—
Securities Lending Income	—	—	399	—
Fund Shares Sold	2,849	902	6,524	2,621
Fund Margin Variation	—	—	4	—
Prepaid Expenses and Other Assets	49	38	51	80
Total Assets	1,511,764	548,575	1,410,176	3,209,572
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	198,014	—
Investment Securities/Affiliated Investment Companies Purchased	1,112	—	53,372	—
Fund Shares Redeemed	1,737	963	2,435	14,742
Due to Advisor	534	230	549	278
Deferred Thailand Capital Gains Tax	—	—	32	—
Accrued Expenses and Other Liabilities	121	53	248	132
Total Liabilities	3,504	1,246	254,650	15,152
NET ASSETS	$1,508,260	$547,329	$1,155,526	$3,194,420
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,508,260; $547,329; $1,155,526; and $3,194,420 and shares outstanding of 88,471,250; 58,668,179; 116,956,956; and 314,095,040, respectively	$17.05	$9.33	$9.88	$10.17
NUMBER OF SHARES AUTHORIZED	250,000,000	150,000,000	200,000,000	550,000,000
Investments in Affiliated Investment Companies at Cost	$1,146,107	$790,238	$—	$3,188,446
Investments at Cost	$—	$—	$1,663,536	$—
Foreign Currencies at Cost	$—	$—	$4,440	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,118,962	$808,770	$1,752,134	$3,226,008
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	5,826	3,451	(45)	9,703
Accumulated Net Realized Gain (Loss)	21,653	(22,350)	(64,275)	(29,929)
Deferred Thailand Capital Gains Tax	(808)	215	(32)	—
Net Unrealized Foreign Exchange Gain (Loss)	(132)	(93)	43	—
Net Unrealized Appreciation (Depreciation)	362,759	(242,664)	(532,299)	(11,362)
NET ASSETS	$1,508,260	$547,329	$1,155,526	$3,194,420

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,125,328	—	—	—
Investments at Value	—	$195,505	$1,104,157	$3,253,142
Temporary Cash Investments at Value & Cost	—	7,434	366	29,098
Foreign Currencies at Value	—	3,470	—	24
Cash	—	15	4,943	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	1,654	—	—	58,000
Interest	—	2,819	10,413	32,074
Forward Currency Contracts	—	—	—	1,203
Fund Shares Sold	7,452	4,526	844	7,298
Unrealized Gain on Forward Currency Contracts	—	—	—	9,689
Prepaid Expenses and Other Assets	49	35	39	102
Deferred Offering Costs	—	8	—	—
Total Assets	3,134,483	213,812	1,120,762	3,390,645
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	6,721	—	40,728
Fund Shares Redeemed	9,106	8,873	5,461	18,584
Due to Advisor	265	27	193	722
Unrealized Loss on Forward Currency Contracts	—	6	—	11,118
Accrued Expenses and Other Liabilities	127	20	71	236
Total Liabilities	9,498	15,647	5,725	71,388
NET ASSETS	$3,124,985	$198,165	$1,115,037	$3,319,257
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,124,985; $198,165; $1,115,037; and $3,319,257 and shares outstanding of 301,660,122; 22,252,618; 106,754,230; and 310,647,953, respectively	$10.36	$8.91	$10.44	$10.68
NUMBER OF SHARES AUTHORIZED	550,000,000	100,000,000	250,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$3,038,124	$—	$—	$—
Investments at Cost	$—	$224,272	$1,098,837	$3,158,053
Foreign Currencies at Cost	$—	$3,543	$—	$24
NET ASSETS CONSIST OF:
Paid-In Capital	$3,025,272	$227,473	$1,124,194	$3,262,247
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	78,106	4	5,139	1,377
Accumulated Net Realized Gain (Loss)	(22,911)	—	(19,616)	(37,996)
Net Unrealized Foreign Exchange Gain (Loss)	—	(472)	—	(1,460)
Net Unrealized Appreciation (Depreciation)	44,518	(28,840)	5,320	95,089
NET ASSETS	$3,124,985	$198,165	$1,115,037	$3,319,257

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008
  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,221,531	$367,865	$972,495	$172,270
Temporary Cash Investments at Value & Cost	8,500	1,455	11,540	6,114
Cash	—	—	—	1
Receivables:
Interest	18,704	2,485	9,330	2,195
Fund Shares Sold	764	796	2,035	546
Prepaid Expenses and Other Assets	81	44	36	4
Total Assets	1,249,580	372,645	995,436	181,130
LIABILITIES:
Payables:
Fund Shares Redeemed	863	834	3,291	172
Due to Advisor	112	33	170	30
Accrued Expenses and Other Liabilities	91	31	57	13
Total Liabilities	1,066	898	3,518	215
NET ASSETS	$1,248,514	$371,747	$991,918	$180,915
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,248,514; $371,747; $991,918; and $180,915 and shares outstanding of 107,096,886; 39,507,737; 99,027,721; and 18,091,754, respectively	$11.66	$9.41	$10.02	$10.00
NUMBER OF SHARES AUTHORIZED	250,000,000	100,000,000	200,000,000	100,000,000
Investments at Cost	$1,190,455	$415,496	$977,106	$173,319
NET ASSETS CONSIST OF:
Paid-In Capital	$1,200,760	$415,010	$994,376	$181,548
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	10,384	3,952	2,170	439
Accumulated Net Realized Gain (Loss)	6,294	416	(17)	(23)
Net Unrealized Appreciation (Depreciation)	31,076	(47,631)	(4,611)	(1,049)
NET ASSETS	$1,248,514	$371,747	$991,918	$180,915

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	U.S. Large Company Portfolio*		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$12,465	$10,384	$129,590	$107,865	—	$1,151
Dividends	$63,263	$61,012	—	—	—	—	$10,639	3,501
Interest	1,479	2,667	—	—	—	—	394	307
Income from Securities Lending	1,337	611	—	—	—	—	2,353	252
Expenses Allocated from Affiliated Investment Company	(1,269)	(1,362)	—	—	—	—	—	—
Total Investment Income	64,810	62,928	12,465	10,384	129,590	107,865	13,386	5,211
Expenses
Investment Advisory Services Fees	—	—	—	—	—	—	750	269
Administrative Services Fees	2,852	3,049	380	548	9,628	11,232	1,875	865
Accounting & Transfer Agent Fees	55	56	16	18	105	113	104	49
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	—	—	—	26	—
Class R2 Shares	—	—	—	—	—	—	2	—
Custodian Fees	—	—	—	—	—	—	34	14
Filing Fees	142	106	35	30	285	214	103	32
Shareholders' Reports	115	74	10	10	242	127	67	51
Directors'/Trustees' Fees & Expenses	—	23	—	1	—	68	—	3
Professional Fees	24	43	4	6	49	97	16	23
Other	22	12	2	4	40	24	20	19
Total Expenses	3,210	3,363	447	617	10,349	11,875	2,997	1,325
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	31	89	—	—	—	—	—	—
Net Expenses	3,241	3,452	447	617	10,349	11,875	2,997	1,325
Net Investment Income (Loss)	61,569	59,476	12,018	9,767	119,241	95,990	10,389	3,886
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	8,681	26,075	—	346,023	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(104,970)	3,775	(11,592)	3,051	(63,378)	(16,877)	(2,137)	(2,825)
Futures	(17,555)	714	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,194,131)	164,399	(116,750)	(13,649)	(2,981,497)	(537,538)	(319,766)	(75,837)
Futures	521	(288)	—	—	—	—	3	—
Net Realized and Unrealized Gain (Loss)	(1,316,135)	168,600	(119,661)	15,477	(3,044,875)	(208,392)	(321,900)	(51,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,254,566)	$228,076	$(107,643)	$25,244	$(2,925,634)	$(112,402)	$(311,511)	$(48,108)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$82,415	$120,998	—	—	—	—	—	—
Dividends	—	—	$22,861	$15,988	$48,563	$36,771	$15,666	$10,726
Interest	—	—	377	399	567	1,317	273	570
Income from Securities Lending	—	—	2,192	499	5,011	1,608	2,677	736
Total Investment Income	82,415	120,998	25,430	16,886	54,141	39,696	18,616	12,032
Expenses
Investment Advisory Services Fees	—	—	2,182	1,662	5,405	4,471	2,790	2,203
Administrative Services Fees	21,131	28,167	—	—	—	—	—	—
Accounting & Transfer Agent Fees	117	141	162	127	321	261	123	100
Custodian Fees	—	—	38	43	51	73	31	51
Filing Fees	156	151	113	62	221	222	90	68
Shareholders' Reports	296	233	33	8	88	25	44	14
Directors'/Trustees' Fees & Expenses	—	44	—	3	—	8	—	2
Professional Fees	51	126	30	21	63	44	23	14
Organizational & Offering Costs	—	—	—	—	—	—	—	3
Other	14	39	32	4	62	12	33	5
Total Expenses	21,765	28,901	2,590	1,930	6,211	5,116	3,134	2,460
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	28	—	48	—	69
Net Expenses	21,765	28,901	2,590	1,958	6,211	5,164	3,134	2,529
Net Investment Income (Loss)	60,650	92,097	22,840	14,928	47,930	34,532	15,482	9,503
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(209,110)	(37,370)	(19,218)	(3,304)	(45,734)	(15,734)	(13,893)	(1,810)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	(3,538,529)	(1,754,043)	(553,125)	15,592	(1,104,305)	(32,306)	(400,041)	(41,111)
Futures	—	—	2	—	1	—	—	—
Net Realized and Unrealized Gain (Loss)	(2,701,215)	(915,967)	(572,341)	12,288	(1,150,038)	(48,040)	(413,934)	(42,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,640,565)	$(823,870)	$(549,501)	$27,216	$(1,102,108)	$(13,508)	$(398,452)	$(33,418)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$29,572	$44,797	$48,586	$66,185	—	—
Dividends	$6,442	$127	—	—	—	—	$73,675	$65,263
Interest	271	62	—	—	—	—	288	842
Income from Securities Lending	612	2	—	—	—	—	2,306	771
Total Investment Income	7,325	191	29,572	44,797	48,586	66,185	76,269	66,876
Expenses
Investment Advisory Services Fees	789	18	—	—	—	—	6,845	8,671
Administrative Services Fees	—	—	7,938	11,208	14,755	20,325	—	—
Accounting & Transfer Agent Fees	58	4	48	60	67	83	276	339
Custodian Fees	29	11	—	—	—	—	28	36
Filing Fees	92	3	106	61	128	127	123	121
Shareholders' Reports	9	—	96	78	159	141	139	106
Directors'/Trustees' Fees & Expenses	—	3	—	15	—	17	—	22
Professional Fees	8	—	16	63	28	71	49	68
Organizational & Offering Costs	31	9	—	—	—	—	—	—
Other	14	—	8	21	15	21	63	28
Total Expenses	1,030	48	8,212	11,506	15,152	20,785	7,523	9,391
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	24	(24)	—	—	—	—	—	—
Net Expenses	1,054	24	8,212	11,506	15,152	20,785	7,523	9,391
Net Investment Income (Loss)	6,271	167	21,360	33,291	33,434	45,400	68,746	57,485
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	—	243,531	216,208	379,091	436,439	—	—
Investment Securities	—	—	—	—	—	—	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,078)	(310)	(116,947)	2,061	(130,372)	(3,367)	(142,397)	181,105
Futures	—	—	—	—	—	—	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(179,572)	(1,432)	(1,073,797)	(321,609)	(1,674,701)	(655,320)	(893,193)	(762,357)
Futures	1	—	—	—	—	—	10	—
Net Realized and Unrealized Gain (Loss)	(186,649)	(1,742)	(947,213)	(103,340)	(1,425,982)	(222,248)	(994,191)	(539,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,378)	$(1,575)	$(925,853)	$(70,049)	$(1,392,548)	$(176,848)	$(925,445)	$(482,209)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio**
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 6, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	—	—	—	—	$740	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0, $0, $10,118, and $6,923, respectively)	—	—	—	—	—	$134,751	$116,289
Interest	—	—	—	—	—	724	886
Income from Securities Lending	—	—	—	—	—	21,115	20,303
Expenses Allocated from Affiliated Investment Company	—	—	—	—	—	(6,281)	(7,403)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	—	740	150,309	130,075
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,538, $4,510, $7,639, $3,297, $118, $0, and $0, respectively)	$58,020	$54,192	$78,613	$41,557	1,658	—	—
Interest	260	350	460	797	55	295	391
Income from Securities Lending	3,484	2,853	6,958	3,111	78	—	—
Total Fund Investment Income	61,764	57,395	86,031	45,465	1,791	295	391
Fund Expenses
Investment Advisory Services Fees	4,438	4,910	7,918	5,482	264	—	—
Administrative Services Fees	—	—	—	—	—	18,152	21,375
Accounting & Transfer Agent Fees	224	241	276	194	24	78	85
Custodian Fees	267	281	590	515	181	—	—
Filing Fees	66	63	194	146	16	137	96
Shareholders' Reports	105	71	94	32	2	192	113
Directors'/Trustees' Fees & Expenses	—	16	—	12	—	—	49
Professional Fees	44	44	56	31	2	50	72
Organizational & Offering Costs	—	—	—	—	34	—	—
Other	43	37	65	18	4	35	19
Total Expenses	5,187	5,663	9,193	6,430	527	18,644	21,809
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	—	(167)	—	—
Net Expenses	5,187	5,663	9,193	6,430	360	18,644	21,809
Net Investment Income (Loss)	56,577	51,732	76,838	39,035	2,171	131,960	108,657
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,013)	37,442	(11,335)	24,982	(2,290)	(120,455)	331,045
Futures	—	—	—	—	—	(569)	—
Foreign Currency Transactions	(1,346)	174	(911)	105	6	(3,640)	1,035
In-Kind Redemptions	14,987 *	—	7,590 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,012,012)	231,080	(1,484,029)	105,889	(87,743)	(2,759,513)	162,772
Futures	—	—	15	—	1	(1)	—
Translation of Foreign Currency Denominated Amounts	65	(44)	73	59	56	188	160
Net Realized and Unrealized Gain (Loss)	(1,017,319)	268,652	(1,488,597)	131,035	(89,970)	(2,883,990)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$(960,742)	$320,384	$(1,411,759)	$170,070	$(87,799)	$(2,752,030)	$603,669

*  See Note N in the Notes to Financial Statements.

**  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Japanese Small Company Portfolio*		Asia Pacific Small Company Portfolio*		United Kingdom Small Company Portfolio*		Continental Small Company Portfolio*
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $247, $207, $92, $53, $3, $0, $636, and $378, respectively)	$3,300	$2,749	$4,282	$3,613	$1,366	$1,127	$4,361	$2,959
Interest	8	34	22	34	4	3	26	16
Income from Securities Lending	1,179	1,431	685	614	18	3	673	491
Expenses Allocated from Affiliated Investment Companies	(214)	(272)	(164)	(174)	(43)	(49)	(193)	(209)
Total Net Investment Income Received from Affiliated Investment Companies	4,273	3,942	4,825	4,087	1,345	1,084	4,867	3,257
Expenses
Administrative Services Fees	650	814	446	454	139	158	556	599
Accounting & Transfer Agent Fees	15	16	14	14	12	14	14	15
Filing Fees	17	20	20	21	15	15	22	21
Shareholders' Reports	6	5	6	4	2	1	6	4
Directors'/Trustees' Fees & Expenses	—	1	—	2	—	—	—	2
Professional Fees	34	5	26	3	10	2	30	3
Other	3	4	9	2	4	4	5	3
Total Expenses	725	865	521	500	182	194	633	647
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	5	4	34	(19)	(9)	—	56
Net Expenses	725	870	525	534	163	185	633	703
Net Investment Income (Loss)	3,548	3,072	4,300	3,553	1,182	899	4,234	2,554
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(22,824)	(7,840)	(21,574)	4,912	(771)	1,545	(16,519)	7,620
Futures	(10)	—	(34)	—	—	—	(16)	—
Foreign Currency Transactions	(46)	(35)	(193)	93	(77)	13	(16)	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(35,124)	365	(69,553)	32,175	(24,744)	(2,123)	(81,292)	4,064
Futures	—	—	—	—	—	—	1	—
Translation of Foreign Currency Denominated Amounts	60	19	(15)	(2)	11	—	(30)	10
Net Realized and Unrealized Gain (Loss)	(57,944)	(7,491)	(91,369)	37,178	(25,581)	(565)	(97,872)	11,733
Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,396)	$(4,419)	$(87,069)	$40,731	$(24,399)	$334	$(93,638)	$14,287

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio		DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007	Period June 4, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period August 14, 2008(a) to Oct. 31, 2008
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$24	—	—	—
Dividends (Net of Foreign Taxes Withheld of $3,569, $521, $0, $18,096, $12,474 and $9, respectively)	$23,281	$4,873	—	$247,081	$197,369	$271
Interest	144	210	8	1,361	1,792	16
Income from Securities Lending	1,002	119	—	22,024	18,729	8
Total Investment Income	24,427	5,202	32	270,466	217,890	295
Expenses
Investment Advisory Services Fees	1,513	456	—	44,953	52,077	37
Administrative Services Fees	—	—	98	—	—	—
Accounting & Transfer Agent Fees	71	33	5	803	903	6
Custodian Fees	123	64	—	1,206	1,557	41
Filing Fees	113	29	5	190	142	3
Shareholders' Reports	47	4	—	277	173	—
Directors'/Trustees' Fees & Expenses	—	3	—	—	73	—
Professional Fees	12	2	3	164	182	1
Organizational & Offering Costs	16	30	17	—	—	5
Other	21	3	3	172	144	1
Total Expenses	1,916	624	131	47,765	55,251	94
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(89)	—	—	(45)
Net Expenses	1,916	624	42	47,765	55,251	49
Net Investment Income (Loss)	22,511	4,578	(10)	222,701	162,639	246
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(13,579)	(3)	(280)	28,945	682,920	(27)
Futures	—	—	—	(1,804)	—	—
Foreign Currency Transactions	(521)	9	—	(3,478)	3,452	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(363,676)	(25,701)	(34,668)	(4,209,886)	(197,398)	(16,902)
Futures	—	—	—	28	—	1
Translation of Foreign Currency Denominated Amounts	(124)	14	—	112	46	15
Net Realized and Unrealized Gain (Loss)	(377,900)	(25,681)	(34,948)	(4,186,083)	489,020	(16,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(355,389)	$(21,103)	$(34,958)	$(3,963,382)	$651,659	$(16,686)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Emerging Markets Portfolio**		Emerging Markets Small Cap Portfolio**		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	—	—	—	—	—	—	$106,184	$152,964
Dividends (Net of Foreign Taxes Withheld of $8,215, $7,381, $5,238, $2,250, $2,921, $3,240 and $0, $0, respectively)	$76,217	$74,859	$31,689	$23,439	$48,922	$31,103	—	—
Interest	200	492	107	222	152	384	—	—
Income from Securities Lending	3,743	3,023	3,587	2,665	3,582	1,784	—	—
Expenses Allocated from Affiliated Investment Companies	(4,600)	(5,391)	(3,191)	(3,633)	—	—	—	—
Total Investment Income	75,560	72,983	32,192	22,693	52,656	33,271	106,184	152,964
Expenses
Investment Advisory Services Fees	—	—	—	—	8,838	7,247	—	—
Administrative Services Fees	10,054	11,536	4,706	5,248	—	—	3,110	3,019
Accounting & Transfer Agent Fees	50	52	27	29	204	168	57	54
Custodian Fees	—	—	—	—	1,127	1,061	—	—
Filing Fees	91	48	62	65	85	47	155	136
Shareholders' Reports	125	101	51	43	100	16	119	70
Directors'/Trustees' Fees & Expenses	—	23	—	16	—	10	—	15
Professional Fees	33	40	17	15	65	34	26	38
Other	21	19	12	9	51	33	22	9
Total Expenses	10,374	11,819	4,875	5,425	10,470	8,616	3,489	3,341
Net Investment Income (Loss)	65,186	61,164	27,317	17,268	42,186	24,655	102,695	149,623
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	25,666	138,572	(21,877)	98,170	(64,050)	7,602	(1,880)	(1,012)
Futures	(348)	—	(404)	—	—	—	—	—
Foreign Currency Transactions	(820)	(116)	(1,270)	(319)	(1,282)	(348)	—	—
In-Kind Redemptions	—	—	—	—	1,902 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,562,393)	809,069	(754,950)	268,054	(1,113,650)	426,503	(12,482)	3,935
Futures	30	—	9	—	4	—	—	—
Translation of Foreign Currency Denominated Amounts	(130)	(26)	(175)	74	30	(1)	—	—
Change in Deferred Thailand Capital Gains Tax	2,600	(825)	1,394	(451)	1,150	(772)	—	—
Net Realized and Unrealized Gain (Loss)	(1,535,395)	946,674	(777,273)	365,528	(1,175,896)	432,984	(14,362)	2,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,470,209)	$1,007,838	$(749,956)	$382,796	$(1,133,710)	$457,639	$88,333	$152,546

*  See Note N in the Notes to Financial Statements.

**  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Jan. 9, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$123,831	$74,674	—	—	—	—	—
Interest	—	—	$5,608	$33,093	$54,069	$92,242	$95,585
Total Investment Income	123,831	74,674	5,608	33,093	54,069	92,242	95,585
Expenses
Investment Advisory Services Fees	—	—	184	2,205	2,146	8,193	7,265
Administrative Services Fees	2,920	2,761	—	—	—	—	—
Accounting & Transfer Agent Fees	54	49	34	143	138	391	344
Custodian Fees	—	—	12	12	13	211	285
Filing Fees	112	100	28	59	61	127	131
Shareholders' Reports	123	78	3	52	35	138	67
Directors'/Trustees' Fees & Expenses	—	13	—	—	6	—	24
Professional Fees	25	35	2	25	24	71	58
Organizational & Offering Costs	—	—	32	—	—	—	—
Other	27	10	3	17	9	50	21
Total Expenses	3,261	3,046	298	2,513	2,432	9,181	8,195
Net Investment Income (Loss)	120,570	71,628	5,310	30,580	51,637	83,061	87,390
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(784)	(792)	84	2,704	—	(7,737)	(13,531)
Foreign Currency Transactions	—	—	(7,531)	—	—	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(28,565)	65,338	(28,840)	4,964	645	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	(472)	—	—	(14,921)	67,297
Net Realized and Unrealized Gain (Loss)	(29,349)	64,546	(36,759)	7,668	645	(32,619)	55,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$91,221	$136,174	$(31,449)	$38,248	$52,282	$50,442	$143,056

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Investment Income
Interest	$57,408	$52,592	$22,691	$4,412	$20,534	$27,485	$4,041	$1,633
Total Investment Income	57,408	52,592	22,691	4,412	20,534	27,485	4,041	1,633
Expenses
Investment Advisory Services Fees	1,254	1,086	316	92	1,813	1,666	318	93
Accounting & Transfer Agent Fees	160	139	54	30	120	112	36	18
Custodian Fees	14	12	4	2	12	12	3	2
Filing Fees	70	74	41	16	50	47	38	11
Shareholders' Reports	49	23	20	6	28	15	4	1
Directors'/Trustees' Fees & Expenses	—	12	—	2	—	3	—	1
Professional Fees	27	23	7	3	19	16	3	6
Organizational & Offering Costs	—	—	—	43	—	—	11	23
Other	20	6	9	1	15	5	6	1
Total Expenses	1,594	1,375	451	195	2,057	1,876	419	156
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	31	(11)	—	—	16	(16)
Net Expenses	1,594	1,375	482	184	2,057	1,876	435	140
Net Investment Income (Loss)	55,814	51,217	22,209	4,228	18,477	25,609	3,606	1,493
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	6,370	99	416	—	—	—	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(24,474)	43,651	(60,021)	11,920	(3,435)	2,926	(1,259)	210
Net Realized and Unrealized Gain (Loss)	(18,104)	43,750	(59,605)	11,920	(3,435)	2,926	(1,278)	206
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,710	$94,967	$(37,396)	$16,148	$15,042	$28,535	$2,328	$1,699

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,569	$59,476	$45,195	$12,018	$9,767	$3,907
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	8,681	26,075	4,136
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(104,970)	3,775	(8,405)	(11,592)	3,051	277
Futures	(17,555)	714	2,338	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,194,131)	164,399	297,153	(116,750)	(13,649)	32,933
Futures	521	(288)	(1,669)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,566)	228,076	334,612	(107,643)	25,244	41,253
Distributions From:
Net Investment Income:
Institutional Class Shares	(67,060)	(55,847)	(41,748)	(10,906)	(11,397)	(5,651)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(4,842)	(11,623)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(17,601)	(1,991)	—
Total Distributions	(67,060)	(55,847)	(41,748)	(33,349)	(25,011)	(5,651)
Capital Share Transactions (1):
Shares Issued	1,128,680	906,212	832,648	75,527	93,808	105,090
Shares Issued in Lieu of Cash Distributions	59,339	51,856	39,758	32,429	24,050	5,584
Shares Redeemed	(738,188)	(583,275)	(384,587)	(103,683)	(128,257)	(112,603)
Net Increase (Decrease) from Capital Share Transactions	449,831	374,793	487,819	4,273	(10,399)	(1,929)
Total Increase (Decrease) in Net Assets	(871,795)	547,022	780,683	(136,719)	(10,166)	33,673
Net Assets
Beginning of Period	3,415,833	2,868,811	2,088,128	337,050	347,216	313,543
End of Period	$2,544,038	$3,415,833	$2,868,811	$200,331	$337,050	$347,216
(1) Shares Issued and Redeemed:
Shares Issued	29,917	21,005	21,866	9,136	8,538	10,401
Shares Issued in Lieu of Cash Distributions	1,514	1,222	1,066	3,364	2,263	570
Shares Redeemed	(20,702)	(13,462)	(10,136)	(12,436)	(11,632)	(11,186)
	10,729	8,765	12,796	64	(831)	(215)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$10,863	$16,354	$12,725	$15,378	$4	$1,634

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,241	$95,990	$82,268	$10,389	$3,886	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	346,023	138,196	—	26,668	16,223
Net Realized Gain (Loss) on
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(63,378)	(16,877)	1,724	(2,137)	(2,825)	250
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(2,981,497)	(537,538)	642,594	(319,766)	(75,837)	14,804
Futures	—	—	—	3	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,925,634)	(112,402)	864,782	(311,511)	(48,108)	33,533
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(351)	—	—
Class R2 Shares	—	—	—	(10)	—	—
Institutional Class Shares	(113,742)	(88,197)	(71,162)	(7,766)	(3,642)	(2,666)
Net Short-Term Gains:
Institutional Class Shares	(304)	(10,685)	(9,775)	—	(5,313)	(4,163)
Net Long-Term Gains:
Institutional Class Shares	(315,650)	(127,166)	(1,645)	(14,019)	(11,902)	(10,180)
Total Distributions	(429,696)	(226,048)	(82,582)	(22,146)	(20,857)	(17,009)
Capital Share Transactions (1):
Shares Issued	2,629,415	2,547,717	2,237,439	975,465	500,717 *	49,909
Shares Issued in Lieu of Cash Distributions	398,086	203,411	72,993	21,294	18,152	13,833
Shares Redeemed	(1,877,275)	(1,287,212)	(728,629)	(335,145)	(110,437)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	1,150,226	1,463,916	1,581,803	661,614	408,432	26,219
Total Increase (Decrease) in Net Assets	(2,205,104)	1,125,466	2,364,003	327,957	339,467	42,743
Net Assets
Beginning of Period	7,535,552	6,410,086	4,046,083	554,805	215,338	172,595
End of Period	$5,330,448	$7,535,552	$6,410,086	$882,762	$554,805	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	131,947	97,946	96,122	71,448	28,579	2,870
Shares Issued in Lieu of Cash Distributions	17,729	8,025	3,257	1,447	1,060	876
Shares Redeemed	(92,441)	(50,063)	(31,524)	(25,199)	(6,247)	(2,182)
	57,235	55,908	67,855	47,696	23,392	1,564
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$25,004	$23,690	$21,790	$2,098	$794	$225

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,650	$92,097	$72,762	$22,840	$14,928	$5,932
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	658,949	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(209,110)	(37,370)	(4,180)	(19,218)	(3,304)	1,503
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	(3,538,529)	(1,754,043)	697,484	(553,125)	15,592	52,372
Futures	—	—	—	2	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,640,565)	(823,870)	1,425,015	(549,501)	27,216	59,807
Distributions From:
Net Investment Income:
Institutional Class Shares	(74,354)	(85,546)	(58,998)	(22,927)	(14,899)	(5,955)
Net Short-Term Gains:
Institutional Class Shares	—	(72,477)	(34,788)	—	(578)	(13)
Net Long-Term Gains:
Institutional Class Shares	(746,639)	(592,599)	(507,342)	—	(1,040)	—
Total Distributions	(820,993)	(750,622)	(601,128)	(22,927)	(16,517)	(5,968)
Capital Share Transactions (1):
Shares Issued	1,857,448	2,756,160	1,772,199	1,087,323	609,131	487,106
Shares Issued in Lieu of Cash Distributions	798,952	722,554	575,437	21,544	16,079	5,909
Shares Redeemed	(2,493,743)	(1,839,654)	(1,357,479)	(425,908)	(78,148)	(18,175)
Net Increase (Decrease) from Capital Share Transactions	162,657	1,639,060	990,157	682,959	547,062	474,840
Total Increase (Decrease) in Net Assets	(3,298,901)	64,568	1,814,044	110,531	557,761	528,679
Net Assets
Beginning of Period	8,802,846	8,738,278	6,924,234	1,210,031	652,270	123,591
End of Period	$5,503,945	$8,802,846	$8,738,278	$1,320,562	$1,210,031	$652,270
(1) Shares Issued and Redeemed:
Shares Issued	84,519	93,005	60,848	107,874	50,720	45,767
Shares Issued in Lieu of Cash Distributions	34,137	24,691	21,722	2,264	1,371	550
Shares Redeemed	(113,726)	(62,068)	(46,827)	(43,396)	(6,544)	(1,697)
	4,930	55,628	35,743	66,742	45,547	44,620
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$31,701	$8,847	$8,394	$257	$344	$366

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$47,930	$34,532	$9,455	$15,482	$9,503	2,530
Net Realized Gain (Loss) on Investment Securities Sold	(45,734)	(15,734)	2,921	(13,893)	(1,810)	6,315
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,104,305)	(32,306)	95,057	(400,041)	(41,111)	35,256
Futures	1	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,102,108)	(13,508)	107,433	(398,452)	(33,418)	44,101
Distributions From:
Net Investment Income:
Institutional Class Shares	(48,004)	(34,490)	(9,388)	(14,964)	(7,650)	(1,296)
Net Short-Term Gains:
Institutional Class Shares	—	(1,625)	(20)	—	(6,329)	—
Net Long-Term Gains:
Institutional Class Shares	—	(1,516)	—	—	—	—
Total Distributions	(48,004)	(37,631)	(9,408)	(14,964)	(13,979)	(1,296)
Capital Share Transactions (1):
Shares Issued	1,647,226	2,019,061	957,339	599,481	689,895	388,675
Shares Issued in Lieu of Cash Distributions	47,199	37,027	9,288	14,671	13,800	1,293
Shares Redeemed	(982,705)	(281,839)	(30,420)	(309,855)	(99,868)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	711,720	1,774,249	936,207	304,297	603,827	360,507
Total Increase (Decrease) in Net Assets	(438,392)	1,723,110	1,034,232	(109,119)	556,430	403,312
Net Assets
Beginning of Period	2,939,420	1,216,310	182,078	959,742	403,312	—
End of Period	$2,501,028	$2,939,420	$1,216,310	$850,623	$959,742	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	166,628	165,360	88,583	59,904	57,308	36,777
Shares Issued in Lieu of Cash Distributions	5,013	3,137	852	1,411	1,170	121
Shares Redeemed	(97,859)	(23,138)	(2,811)	(31,898)	(8,342)	(2,696)
	73,782	145,359	86,624	29,417	50,136	34,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$399	$473	$581	$3,637	$3,119	$1,276

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,271	$167	$21,360	$33,291	$24,118
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	243,531	216,208	170,953
Net Realized Gain (Loss) on
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,078)	(310)	(116,947)	2,061	(5,181)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(179,572)	(1,432)	(1,073,797)	(321,609)	233,973
Futures	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,378)	(1,575)	(925,853)	(70,049)	423,863
Distributions From:
Net Investment Income:
Institutional Class Shares	(4,648)	—	(26,222)	(32,047)	(18,099)
Net Short-Term Gains:
Institutional Class Shares	—	—	(8,922)	(34,803)	(31,411)
Net Long-Term Gains:
Institutional Class Shares	—	—	(173,725)	(134,723)	(117,599)
Total Distributions	(4,648)	—	(208,869)	(201,573)	(167,109)
Capital Share Transactions (1):
Shares Issued	995,838	120,639	937,947	727,472	724,661
Shares Issued in Lieu of Cash Distributions	4,587	—	204,052	197,467	164,466
Shares Redeemed	(336,741)	(12,557)	(1,225,521)	(665,423)	(490,352)
Net Increase (Decrease) from Capital Share Transactions	663,684	108,082	(83,522)	259,516	398,775
Total Increase (Decrease) in Net Assets	478,658	106,507	(1,218,244)	(12,106)	655,529
Net Assets
Beginning of Period	106,507	—	3,285,093	3,297,199	2,641,670
End of Period	$585,165	$106,507	$2,066,849	$3,285,093	$3,297,199
(1) Shares Issued and Redeemed:
Shares Issued	125,252	12,664	54,875	33,265	34,475
Shares Issued in Lieu of Cash Distributions	543	—	10,771	9,289	8,437
Shares Redeemed	(44,316)	(1,335)	(70,022)	(30,180)	(23,449)
	81,479	11,329	(4,376)	12,374	19,463
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,827	$173	$7,754	$3,498	$4,811

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,434	$45,400	$28,402	$68,746	$57,485	$50,355
Capital Gain Distributions Received from:
Affiliated Investment Companies	379,091	436,439	409,412	—	—	—
Investment Securities	—	—	—	42,861	41,558	17,858
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(130,372)	(3,367)	(7,358)	(142,397)	181,105	75,136
Futures	—	—	—	(1,472)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(1,674,701)	(655,320)	160,973	(893,193)	(762,357)	610,102
Futures	—	—	—	10	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,392,548)	(176,848)	591,429	(925,445)	(482,209)	753,451
Distributions From:
Net Investment Income:
Institutional Class Shares	(42,596)	(40,532)	(20,854)	(31,389)	(62,692)	(79,145)
Net Short-Term Gains:
Institutional Class Shares	(40,254)	(62,657)	(72,770)	(3,305)	(2,939)	—
Net Long-Term Gains:
Institutional Class Shares	(350,779)	(324,224)	(208,506)	(200,903)	(70,533)	(28,912)
Total Distributions	(433,629)	(427,413)	(302,130)	(235,597)	(136,164)	(108,057)
Capital Share Transactions (1):
Shares Issued	799,061	1,088,866	1,028,184	946,371	1,093,839	711,130
Shares Issued in Lieu of Cash Distributions	425,522	415,408	289,242	232,037	133,705	105,884
Shares Redeemed	(1,174,552)	(1,023,645)	(732,233)	(941,862)	(774,740)	(462,032)
Net Increase (Decrease) from Capital Share Transactions	50,031	480,629	585,193	236,546	452,804	354,982
Total Increase (Decrease) in Net Assets	(1,776,146)	(123,632)	874,492	(924,496)	(165,569)	1,000,376
Net Assets
Beginning of Period	4,700,371	4,824,003	3,949,511	2,671,457	2,837,026	1,836,650
End of Period	$2,924,225	$4,700,371	$4,824,003	$1,746,961	$2,671,457	$2,837,026
(1) Shares Issued and Redeemed:
Shares Issued	65,963	68,282	65,144	41,914	34,996	24,946
Shares Issued in Lieu of Cash Distributions	32,229	26,806	19,632	9,889	4,257	3,849
Shares Redeemed	(97,545)	(64,141)	(46,421)	(41,934)	(24,958)	(16,184)
	647	30,947	38,355	9,869	14,295	12,611
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$36,069	$6,812	$4,469	$34,213	$161	$(209)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,577	$51,732	$35,857	$76,838	$39,035	$10,384
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,013)	37,442	16,379	(11,335)	24,982	2,392
Foreign Currency Transactions	(1,346)	174	17	(911)	105	(150)
In-Kind Redemptions	14,987 *	—	—	7,590 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,012,012)	231,080	286,181	(1,484,029)	105,889	96,717
Futures	—	—	—	15	—	—
Translation of Foreign Currency Denominated Amounts	65	(44)	147	73	59	21
Net Increase (Decrease) in Net Assets Resulting from Operations	(960,742)	320,384	338,581	(1,411,759)	170,070	109,364
Distributions From:
Net Investment Income:
Institutional Class Shares	(53,392)	(51,063)	(40,654)	(76,637)	(38,518)	(9,763)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(7,592)	(2,252)	—
Net Long-Term Gains:
Institutional Class Shares	(28,968)	—	—	(17,164)	(205)	—
Total Distributions	(82,360)	(51,063)	(40,654)	(101,393)	(40,975)	(9,763)
Capital Share Transactions (1):
Shares Issued	534,434	529,554	389,496	1,729,052	1,460,555	641,548
Shares Issued in Lieu of Cash Distributions	78,686	47,880	37,524	97,113	39,306	9,439
Shares Redeemed	(587,338)*	(295,814)	(177,163)	(674,151)*	(137,846)	(20,760)
Net Increase (Decrease) from Capital Share Transactions	25,782	281,620	249,857	1,152,014	1,362,015	630,227
Total Increase (Decrease) in Net Assets	(1,017,320)	550,941	547,784	(361,138)	1,491,110	729,828
Net Assets
Beginning of Period	2,224,180	1,673,239	1,125,455	2,342,187	851,077	121,249
End of Period	$1,206,860	$2,224,180	$1,673,239	$1,981,049	$2,342,187	$851,077
(1) Shares Issued and Redeemed:
Shares Issued	24,768	20,502	18,097	156,232	103,681	55,322
Shares Issued in Lieu of Cash Distributions	3,394	1,862	1,796	8,456	2,819	820
Shares Redeemed	(28,525)	(11,428)	(8,223)	(62,282)	(9,741)	(1,765)
	(363)	10,936	11,670	102,406	96,759	54,377
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$449	$(1,254)	$(1,125)	$(485)	$1,609	$860

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio			Japanese Small Company Portfolio
	Period Mar. 6, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,171	$131,960	$108,657	$76,419	$3,548	$3,072	$2,264
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,290)	(120,455)	331,045	164,696	(22,824)	(7,840)	(2,237)
Futures	—	(569)	—	—	(10)	—	—
Foreign Currency Transactions	6	(3,640)	1,035	(124)	(46)	(35)	(10)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(87,743)	(2,759,513)	162,772	653,248	(35,124)	365	(6,622)
Futures	1	(1)	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	56	188	160	329	60	19	30
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,799)	(2,752,030)	603,669	894,568	(54,396)	(4,419)	(6,575)
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,192)	(132,809)	(114,210)	(72,041)	(3,574)	(2,759)	(2,258)
Net Short-Term Gains:
Institutional Class Shares	—	(36,135)	(28,033)	(13,690)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(278,291)	(129,328)	(118,813)	—	—	—
Total Distributions	(1,192)	(447,235)	(271,571)	(204,544)	(3,574)	(2,759)	(2,258)
Capital Share Transactions (1):
Shares Issued	408,243	1,327,412	1,085,538	1,415,453	32,726	102,980	58,289
Shares Issued in Lieu of Cash Distributions	1,155	430,141	258,985	194,947	3,367	2,746	2,247
Shares Redeemed	(92,089)	(1,071,124)	(625,483)	(479,584)	(43,830)	(68,425)	(52,741)
Net Increase (Decrease) from Capital Share Transactions	317,309	686,429	719,040	1,130,816	(7,737)	37,301	7,795
Total Increase (Decrease) in Net Assets	228,318	(2,512,836)	1,051,138	1,820,840	(65,707)	30,123	(1,038)
Net Assets
Beginning of Period	—	5,597,209	4,546,071	2,725,231	199,080	168,957	169,995
End of Period	$228,318	$3,084,373	$5,597,209	$4,546,071	$133,373	$199,080	$168,957
(1) Shares Issued and Redeemed:
Shares Issued	51,464	83,183	52,082	80,962	2,312	5,861	3,085
Shares Issued in Lieu of Cash Distributions	124	24,110	13,230	11,924	220	157	122
Shares Redeemed	(12,532)	(70,097)	(30,074)	(27,283)	(3,276)	(3,939)	(2,859)
	39,056	37,196	35,238	65,603	(744)	2,079	348
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,014	$8,898	$6,151	$11,888	$964	$894	$489

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio			United Kingdom Small Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,300	$3,553	$2,007	$1,182	$899	$552
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,574)	4,912	(863)	(771)	1,545	1,355
Futures	(34)	—	—	—	—	—
Foreign Currency Transactions	(193)	93	(40)	(77)	13	10
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(69,553)	32,175	16,555	(24,744)	(2,123)	7,425
Translation of Foreign Currency Denominated Amounts	(15)	(2)	1	11	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(87,069)	40,731	17,660	(24,399)	334	9,342
Distributions From:
Net Investment Income:
Institutional Class Shares	(4,433)	(3,089)	(1,662)	(1,104)	(1,097)	(594)
Return of Capital	—	—	—	(19)	—	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(123)	(217)	(167)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(1,311)	(1,092)	(851)
Total Distributions	(4,433)	(3,089)	(1,662)	(2,557)	(2,406)	(1,612)
Capital Share Transactions (1):
Shares Issued	51,749	58,296	23,659	25,474	11,009	4,976
Shares Issued in Lieu of Cash Distributions	4,090	3,008	1,630	2,517	2,404	1,611
Shares Redeemed	(46,600)	(24,176)	(8,677)	(12,291)	(6,010)	(3,087)
Net Increase (Decrease) from Capital Share Transactions	9,239	37,128	16,612	15,700	7,403	3,500
Total Increase (Decrease) in Net Assets	(82,263)	74,770	32,610	(11,256)	5,331	11,230
Net Assets
Beginning of Period	146,307	71,537	38,927	37,139	31,808	20,578
End of Period	$64,044	$146,307	$71,537	$25,883	$37,139	$31,808
(1) Shares Issued and Redeemed:
Shares Issued	2,384	2,409	1,385	1,087	327	178
Shares Issued in Lieu of Cash Distributions	168	131	103	96	74	65
Shares Redeemed	(2,157)	(979)	(505)	(556)	(179)	(113)
	395	1,561	983	627	222	130
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$412	$621	$163	$(41)	$(171)	—

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Continental Small Company Portfolio			DFA International Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,234	$2,554	$1,251	$22,511	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	(16,519)	7,620	2,501	(13,579)	(3)
Futures	(16)	—	—	—	—
Foreign Currency Transactions	(16)	39	—	(521)	9
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(81,292)	4,064	22,126	(363,676)	(25,701)
Futures	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(30)	10	6	(124)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,638)	14,287	25,884	(355,389)	(21,103)
Distributions From:
Net Investment Income:
Institutional Class Shares	(3,979)	(2,638)	(1,315)	(19,783)	(2,361)
Return of Capital	(97)	—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	(347)	(549)	(152)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,764)	(1,842)	(5,105)	—	—
Total Distributions	(11,187)	(5,029)	(6,572)	(19,783)	(2,361)
Capital Share Transactions (1):
Shares Issued	72,836	94,168	23,819	580,235	375,453
Shares Issued in Lieu of Cash Distributions	10,871	4,921	6,468	19,359	2,263
Shares Redeemed	(55,803)	(27,699)	(11,399)	(166,782)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	27,904	71,390	18,888	432,812	360,304
Total Increase (Decrease) in Net Assets	(76,921)	80,648	38,200	57,640	336,840
Net Assets
Beginning of Period	170,909	90,261	52,061	336,840	—
End of Period	$93,988	$170,909	$90,261	$394,480	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	3,830	4,007	1,338	81,466	37,594
Shares Issued in Lieu of Cash Distributions	539	227	429	2,444	239
Shares Redeemed	(3,056)	(1,195)	(657)	(25,570)	(1,821)
	1,313	3,039	1,110	58,340	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(43)	$(198)	$(32)	$4,089	$1,877

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio	Emerging Markets Portfolio
	Period June 4, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period August 14, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(10)	$222,701	$162,639	$100,905	$246	$65,186	$61,164	$44,476
Net Realized Gain (Loss) on:
Investment Securities Sold	(280)	28,945	682,920	407,891	(27)	25,666	138,572	27,573
Futures	—	(1,804)	—	—	—	(348)	—	—
Foreign Currency Transactions	—	(3,478)	3,452	944	(19)	(820)	(116)	(570)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(34,668)	(4,209,886)	(197,398)	940,331	(16,902)	(1,562,393)	809,069	471,238
Futures	—	28	—	—	1	30	—	—
Translation of Foreign Currency Denominated Amounts	—	112	46	622	15	(130)	(26)	(23)
Change in Deferred Thailand Capital Gains Tax	—	—	—	—	—	2,600	(825)	883
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,958)	(3,963,382)	651,659	1,450,693	(16,686)	(1,470,209)	1,007,838	543,577
Distributions From:
Net Investment Income:
Institutional Class Shares	—	(245,481)	(179,161)	(99,195)	—	(63,916)	(50,360)	(53,784)
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	(25,926)	—	(855)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(533,622)	(365,355)	(160,786)	—	(126,608)	(14,375)	—
Total Distributions	—	(844,616)	(566,555)	(285,907)	—	(191,379)	(64,735)	(53,784)
Capital Share Transactions (1):
Shares Issued	144,246	2,492,365	2,243,987	1,837,883	88,814	564,637	654,824	660,484
Shares Issued in Lieu of Cash Distributions	—	812,456	539,597	270,084	—	160,500	52,208	43,208
Shares Redeemed	(18,616)	(1,877,934)	(1,420,896)	(668,114)	(5,354)	(943,731)	(606,683)	(653,681)
Net Increase (Decrease) from Capital Share Transactions	125,630	1,426,887	1,362,688	1,439,853	83,460	(218,594)	100,349	50,011
Total Increase (Decrease) in Net Assets	90,672	(3,381,111)	1,447,792	2,604,639	66,774	(1,880,182)	1,043,452	539,804
Net Assets
Beginning of Period	—	8,180,859	6,733,067	4,128,428	—	3,388,442	2,344,990	1,805,186
End of Period	$90,672	$4,799,748	$8,180,859	$6,733,067	$66,774	$1,508,260	$3,388,442	$2,344,990
(1) Shares Issued and Redeemed:
Shares Issued	17,468	143,771	98,177	94,173	10,648	20,801	21,863	29,503
Shares Issued in Lieu of Cash Distributions	—	43,511	25,571	15,209	—	5,181	1,846	2,071
Shares Redeemed	(2,460)	(114,727)	(62,812)	(34,273)	(741)	(33,697)	(19,853)	(30,000)
	15,008	72,555	60,936	75,109	9,907	(7,715)	3,856	1,574
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6	$681	$33,083	$14,322	$232	$5,826	$10,896	$3,623

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Small Cap Portfolio			Emerging Markets Core Equity Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,317	$17,268	$12,622	$42,186	$24,655	$9,949
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,877)	98,170	56,591	(64,050)	7,602	3,174
Futures	(404)	—	—	—	—	—
Foreign Currency Transactions	(1,270)	(319)	(457)	(1,282)	(348)	(915)
In-Kind Redemptions	—	—	—	1,902 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(754,950)	268,054	149,128	(1,113,650)	426,503	134,318
Futures	9	—	—	4	—	—
Translation of Foreign Currency Denominated Amounts	(175)	74	5	30	(1)	18
Change in Deferred Thailand Capital Gains Tax	1,394	(451)	(387)	1,150	(772)	(380)
Net Increase (Decrease) in Net Assets Resulting from Operations	(749,956)	382,796	217,502	(1,133,710)	457,639	146,164
Distributions From:
Net Investment Income:
Institutional Class Shares	(24,950)	(13,632)	(11,250)	(40,942)	(23,343)	(8,470)
Return of Capital	—	—	—	(204)	—	—
Net Short-Term Gains:
Institutional Class Shares	(7,087)	(5,938)	(3,016)	(1,827)	(1,657)	(80)
Net Long-Term Gains:
Institutional Class Shares	(83,694)	(46,706)	(8,357)	(5,265)	(1,602)	—
Total Distributions	(115,731)	(66,276)	(22,623)	(48,238)	(26,602)	(8,550)
Capital Share Transactions (1):
Shares Issued	293,300	507,036	275,906	940,532	857,837	545,478
Shares Issued in Lieu of Cash Distributions	95,251	60,107	20,057	47,045	25,903	8,399
Shares Redeemed	(433,687)	(264,459)	(134,272)	(479,569)*	(307,447)	(87,918)
Net Increase (Decrease) from Capital Share Transactions	(45,136)	302,684	161,691	508,008	576,293	465,959
Total Increase (Decrease) in Net Assets	(910,823)	619,204	356,570	(673,940)	1,007,330	603,573
Net Assets
Beginning of Period	1,458,152	838,948	482,378	1,829,466	822,136	218,563
End of Period	$547,329	$1,458,152	$838,948	$1,155,526	$1,829,466	$822,136
(1) Shares Issued and Redeemed:
Shares Issued	17,412	23,711	18,155	59,236	46,855	41,437
Shares Issued in Lieu of Cash Distributions	4,649	3,382	1,441	3,094	1,454	655
Shares Redeemed	(24,805)	(12,406)	(8,956)	(31,680)	(16,331)	(6,704)
	(2,744)	14,687	10,640	30,650	31,978	35,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,451	$2,393	$935	$(45)	$(11)	$1,260

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio			DFA Two-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$102,695	$149,623	$88,286	$120,570	$71,628	$15,882
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(1,880)	(1,012)	(5,010)	(784)	(792)	(1,259)
Change in Unrealized Appreciation (Depreciation) of
Affiliated Investment Company Shares	(12,482)	3,935	19,409	(28,565)	65,338	81,636
Net Increase (Decrease) in Net Assets Resulting from Operations	88,333	152,546	102,685	91,221	136,174	96,259
Distributions From:
Net Investment Income:
Institutional Class Shares	(102,391)	(149,471)	(88,029)	(99,225)	(78,938)	(28,485)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(300)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(299)	—	—
Total Distributions	(102,391)	(149,471)	(88,029)	(99,824)	(78,938)	(28,485)
Capital Share Transactions (1):
Shares Issued	1,593,555	2,045,675	1,537,273	860,433	1,087,521	873,041
Shares Issued in Lieu of Cash Distributions	100,257	146,025	86,450	98,963	78,258	28,271
Shares Redeemed	(1,714,911)	(1,383,749)	(1,173,712)	(923,706)	(548,739)	(538,333)
Net Increase (Decrease) from Capital Share Transactions	(21,099)	807,951	450,011	35,690	617,040	362,979
Total Increase (Decrease) in Net Assets	(35,157)	811,026	464,667	27,087	674,276	430,753
Net Assets
Beginning of Period	3,229,577	2,418,551	1,953,884	3,097,898	2,423,622	1,992,869
End of Period	$3,194,420	$3,229,577	$2,418,551	$3,124,985	$3,097,898	$2,423,622
(1) Shares Issued and Redeemed:
Shares Issued	156,545	200,504	151,526	83,111	105,633	87,913
Shares Issued in Lieu of Cash Distributions	9,865	14,346	8,532	9,614	7,641	2,892
Shares Redeemed	(168,625)	(135,669)	(115,658)	(89,218)	(53,359)	(54,202)
	(2,215)	79,181	44,400	3,507	59,915	36,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,703	$545	$393	$78,106	$206	$7,516

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Period Jan. 9, 2008(a) to Oct. 31, 2008	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,310	$30,580	$51,637	$38,415	$83,061	$87,390	$55,362
Net Realized Gain (Loss) on: Investment Securities Sold	84	2,704	—	(14,641)	(7,737)	(13,531)	(28,108)
Foreign Currency Transactions	(7,531)	—	—	—	(17,965)	(29,264)	8,867
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(28,840)	4,964	645	13,579	8,004	31,164	88,329
Translation of Foreign Currency Denominated Amounts	(472)	—	—	—	(14,921)	67,297	(42,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,449)	38,248	52,282	37,353	50,442	143,056	81,856
Distributions From:
Net Investment Income:
Institutional Class Shares	—	(38,626)	(49,378)	(34,242)	(96,473)	(60,967)	(54,715)
Return of Capital	(68)	—	—	—	(5,349)	—	(4,812)
Total Distributions	(68)	(38,626)	(49,378)	(34,242)	(101,822)	(60,967)	(59,527)
Capital Share Transactions (1):
Shares Issued	300,770	358,924	467,057	404,371	1,006,419	1,355,752	1,042,354
Shares Issued in Lieu of Cash Distributions	68	37,437	48,237	33,604	96,878	58,427	57,853
Shares Redeemed	(71,156)	(497,555)	(233,710)	(257,812)	(1,217,579)	(399,133)	(434,545)
Net Increase (Decrease) from Capital Share Transactions	229,682	(101,194)	281,584	180,163	(114,282)	1,015,046	665,662
Total Increase (Decrease) in Net Assets	198,165	(101,572)	284,488	183,274	(165,662)	1,097,135	687,991
Net Assets
Beginning of Period	—	1,216,609	932,121	748,847	3,484,919	2,387,784	1,699,793
End of Period	$198,165	$1,115,037	$1,216,609	$932,121	$3,319,257	$3,484,919	$2,387,784
(1) Shares Issued and Redeemed:
Shares Issued	29,751	34,739	44,986	39,056	93,497	126,584	100,867
Shares Issued in Lieu of Cash Distributions	7	3,640	4,674	3,260	9,019	5,452	5,639
Shares Redeemed	(7,505)	(48,135)	(22,517)	(24,883)	(113,277)	(37,300)	(42,022)
	22,253	(9,756)	27,143	17,433	(10,761)	94,736	64,484
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4	$5,139	$13,185	$10,926	$1,377	$35,427	$43,308

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Inflation-Protected Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Sept. 18, 2006(a) to Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,814	$51,217	$30,134	$22,209	$4,228	$48
Net Realized Gain (Loss) on Investment Securities Sold	6,370	99	272	416	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(24,474)	43,651	9,248	(60,021)	11,920	470
Net Increase (Decrease) in Net Assets Resulting from Operations	37,710	94,967	39,654	(37,396)	16,148	518
Distributions From:
Net Investment Income:
Institutional Class Shares	(59,933)	(46,222)	(25,780)	(19,588)	(2,996)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	(43)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(112)	(310)	(2,647)	—	—	—
Total Distributions	(60,045)	(46,532)	(28,470)	(19,588)	(2,996)	—
Capital Share Transactions (1):
Shares Issued	443,281	484,902	462,820	273,593	197,991	35,082
Shares Issued in Lieu of Cash Distributions	56,181	42,284	25,656	19,520	2,996	—
Shares Redeemed	(543,466)	(132,160)	(91,806)	(104,785)	(8,035)	(1,301)
Net Increase (Decrease) from Capital Share Transactions	(44,004)	395,026	396,670	188,328	192,952	33,781
Total Increase (Decrease) in Net Assets	(66,339)	443,461	407,854	131,344	206,104	34,299
Net Assets
Beginning of Period	1,314,853	871,392	463,538	240,403	34,299	—
End of Period	$1,248,514	$1,314,853	$871,392	$371,747	$240,403	$34,299
(1) Shares Issued and Redeemed:
Shares Issued	37,222	42,833	41,320	25,237	19,382	3,495
Shares Issued in Lieu of Cash Distributions	4,761	3,751	2,296	1,803	298	—
Shares Redeemed	(45,743)	(11,629)	(8,199)	(9,793)	(786)	(128)
	(3,760)	34,955	35,417	17,247	18,894	3,367
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$10,384	$14,503	$9,508	$3,952	$1,299	$56

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,477	$25,609	$16,753	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,435)	2,926	1,352	(1,259)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	15,042	28,535	18,105	2,328	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(18,834)	(24,969)	(16,050)	(3,577)	(1,116)
Total Distributions	(18,834)	(24,969)	(16,050)	(3,577)	(1,116)
Capital Share Transactions (1):
Shares Issued	411,057	452,239	315,794	152,527	143,647
Shares Issued in Lieu of Cash Distributions	18,360	24,353	15,654	3,453	1,060
Shares Redeemed	(382,133)	(229,674)	(147,104)	(102,799)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	47,284	246,918	184,344	53,181	128,400
Total Increase (Decrease) in Net Assets	43,492	250,484	186,399	51,932	128,983
Net Assets
Beginning of Period	948,426	697,942	511,543	128,983	—
End of Period	$991,918	$948,426	$697,942	$180,915	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	40,917	45,158	31,649	15,158	14,330
Shares Issued in Lieu of Cash Distributions	1,829	2,434	1,571	344	106
Shares Redeemed	(38,066)	(22,928)	(14,747)	(10,222)	(1,624)
	4,680	24,664	18,473	5,280	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,170	$2,527	$1,887	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$43.61	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.72	(A)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(14.96)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	(14.24)	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$28.57	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	(33.14	)%(C)	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$2,544,038	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.05	%(B)	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.91	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.39	(A)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.74)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	(3.35)	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.36)	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.73)	(0.43)	—	—	—	—
Total Distributions	(1.09)	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$6.47	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	(33.89	)%(C)	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$200,331	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	4.74	%(B)	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$24.44		$25.40		$21.93		$19.37		$16.14		$13.63
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.83)		(0.43)		3.50		2.49		3.28		2.50
Total From Investment Operations	(8.47)		(0.10)		3.88		2.79		3.44		2.70
Less Distributions
Net Investment Income	(0.35)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)
Net Realized Gains	(1.04)		(0.54)		(0.06)		—		—		—
Total Distributions	(1.39)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)
Net Asset Value, End of Period	$14.58		$24.44		$25.40		$21.93		$19.37		$16.14
Total Return	(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%
Net Assets, End of Period (thousands)	$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	U.S. Targeted Value Portfolio- Class R1 Shares
	Period Jan. 31, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.56)
Total From Investment Operations	(2.47)
Less Distributions
Net Investment Income	(0.10)
Net Realized Gains	—
Total Distributions	(0.10)
Net Asset Value, End of Period	$7.43
Total Return	(24.96	)%(C)
Net Assets, End of Period (thousands)	$25,599
Ratio of Expenses to Average Net Assets	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.24	%(B)(E)
Portfolio Turnover Rate	20	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio- Class R2 Shares
	Period June 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.17)
Total From Investment Operations	(2.13)
Less Distributions
Net Investment Income	(0.04)
Net Realized Gains	—
Total Distributions	(0.04)
Net Asset Value, End of Period	$7.83
Total Return	(21.40	)%(C)
Net Assets, End of Period (thousands)	$1,715
Ratio of Expenses to Average Net Assets	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.35	%(B)(E)
Portfolio Turnover Rate	20	%(C)

	U.S. Targeted Value Portfolio- Institutional Class Shares
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.68)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(4.50)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.15)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.55)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$10.84		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	(29.27	)%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$855,448		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.39	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	20	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$26.49		$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.86)		(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(7.68)		(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.22)		(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.27)		(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.49)		(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$16.32		$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.86	%(B)	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.03)	0.35	1.28	0.19
Total From Investment Operations	(3.86)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.16)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$7.81	$11.83	$11.50	$10.22
Total Return	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	5	%(C)	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.77	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.04)	0.13	1.40	0.21
Total From Investment Operations	(3.87)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.17)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$7.73	$11.77	$11.65	$10.24
Total Return	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	8	%(C)	7%	5%	0	%(C)

U.S. Vector Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.89)	(0.25)	1.73
Total From Investment Operations	(3.74)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	(0.18)	—
Total Distributions	(0.16)	(0.32)	(0.07)
Net Asset Value, End of Period	$7.48	$11.38	$11.79
Total Return	(33.29	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 4, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.12)		(0.62)
Total From Investment Operations	(2.99)		(0.60)
Less Distributions
Net Investment Income	(0.10)		—
Net Realized Gains	—		—
Tax Return of Capital	—		—
Total Distributions	(0.10)		—
Net Asset Value, End of Period	$6.31		$9.40
Total Return	(32.16	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$585,165		$106,507
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.75	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	9	%(C)	0	%(C)

	U.S. Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.08)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(5.94)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.17)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	(1.35)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$13.35		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.86	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.32)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(4.22)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.13)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.39)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.28)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(8.64)	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.01	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	13	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(12.06)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(11.38)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	(0.35)	—	—	—	—	—
Total Distributions	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.18	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	12	%(C)	5%	4%	4%	1%	1%

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Period March 6, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$14.35	$12.82	$10.07	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.76)	1.54	2.71	0.03	(4.15)
Total From Investment Operations	(6.39)	1.89	2.99	0.07	(4.00)
Less Distributions
Net Investment Income	(0.35)	(0.32)	(0.24)	—	(0.15)
Net Realized Gains	(0.15)	(0.04)	—	—	—
Total Distributions	(0.50)	(0.36)	(0.24)	—	(0.15)
Net Asset Value, End of Period	$7.46	$14.35	$12.82	$10.07	$5.85
Total Return	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	(40.61	)%(C)
Net Assets, End of Period (thousands)	$1,981,049	$2,342,187	$851,077	$121,249	$228,318
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	3.27	%(B)(E)
Portfolio Turnover Rate	4	%(C)	4%	2%	0	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.78)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(4.49)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$133,373	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.18	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	(17.04)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	(16.21)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$64,044	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(15.84)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	(15.07)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Return of Capital	(0.01)	—	—	—	—	—
Total Distributions	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$25,883	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.65	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17		0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.32)		3.00		6.28		2.28		3.64		3.83
Total From Investment Operations	(10.80)		3.40		6.59		2.49		3.81		4.32
Less Distributions
Net Investment Income	(0.45)		(0.38)		(0.34)		(0.30)		(0.50)		(0.22)
Net Realized Gains	(0.96)		(0.54)		(1.56)		(0.53)		(1.79)		(0.43)
Return of Capital	(0.01)		—		—		—		—		—
Total Distributions	(1.42)		(0.92)		(1.90)		(0.83)		(2.29)		(0.65)
Net Asset Value, End of Period	$10.73		$22.95		$20.47		$15.78		$14.12		$12.60
Total Return	(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%		52.10%
Net Assets, End of Period (thousands)	$93,988		$170,909		$90,261		$52,061		$33,839		$24,376
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.04	%(B)	1.70%		1.78%		1.77%		1.56%		2.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA International Real Estate Securities Portfolio				DFA Global Real Estate Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Period March 1, 2007(a) to Nov. 30, 2007		Period June 4, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$9.35		$10.00		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.23	(A)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.08)		(0.76)		(3.96)
Total From Investment Operations	(4.74)		(0.53)		(3.96)
Less Distributions
Net Investment Income	(0.43)		(0.12)		—
Net Realized Gains	—		—		—
Return of Capital	—		—		—
Total Distributions	(0.43)		(0.12)		—
Net Asset Value, End of Period	$4.18		$9.35		$6.04
Total Return	(52.85	)%(C)	(5.38	)%(C)	(39.60	)%(C)
Net Assets, End of Period (thousands)	$394,480		$336,840		$90,672
Ratio of Expenses to Average Net Assets	0.44	%(B)	0.48	%(B)(E)	0.54	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.44	%(B)	0.48	%(B)(E)	0.86	%(B)(D)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.20	%(B)	3.50	%(B)(E)	(0.04	)%(B)(E)
Portfolio Turnover Rate	1	%(C)	2	%(C)	N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period August 14, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42	$10.00
Income From Investment
Operations
Net Investment Income (Loss)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.60)	1.66	4.95	2.77	3.85	4.09	(3.32)
Total From Investment Operations	(9.08)	2.12	5.31	3.17	4.08	4.25	(3.26)
Less Distributions
Net Investment Income	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)	—
Net Realized Gains	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—	—
Total Distributions	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)	—
Net Asset Value, End of Period	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52	$6.74
Total Return	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%	(32.60	)%(C)
Net Assets, End of Period (thousands)	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697	$66,774
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.22	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%	3.01	%(B)(E)
Portfolio Turnover Rate	16	%(C)	18%	14%	13%	10%	10%	0	%(C)

	Emerging Markets Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment
Operations
Net Investment Income (Loss)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(16.85)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	(16.15)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.69)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	(1.34)		(0.16)		—		—		—		—
Total Distributions	(2.03)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$17.05		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.74		$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(12.95)		6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	(12.51)		7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.41)		(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.49)		(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.90)		(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$9.33		$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$547,329		$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.27)	6.10	3.54	1.51
Total From Investment Operations	(10.84)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.08)	(0.06)	—	—
Total Distributions	(0.48)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$9.88	$21.20	$15.13	$11.54
Total Return	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment
Operations
Net Investment Income (Loss)	0.31	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.27		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—	—	(0.12)
Total Distributions	(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.17		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	2.68	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,194,420		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.30	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment
Operations
Net Investment Income (Loss)	0.39	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.09)		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.30		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—	—	—
Total Distributions	(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.36		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	2.93	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,124,985		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.12	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio
	Period Jan. 9, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.39)
Total From Investment Operations	(1.06)
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Return of Capital	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$8.91
Total Return	(10.67	)%(C)
Net Assets, End of Period (thousands)	$198,165
Ratio of Expenses to Average Net Assets	0.24	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.32	%(B)(E)
Portfolio Turnover Rate	21	%(C)

DFA Five-Year Government Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.33	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	(0.38)	—
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	3.25	%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$1,115,037	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	79	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.15	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	(0.42)	(0.10)
Return of Capital	(0.01)	—	(0.02)	—	—	—
Total Distributions	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	1.40	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.53	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	55	%(C)	108%	92%	69%	90%	103%

DFA Intermediate Government Fixed Income Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.32	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Return of Capital	—	—	—	—	—	—
Total Distributions	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	2.73	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,248,514	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.44	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	14	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Period Sept. 18, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.48)		0.50		0.17
Total From Investment Operations	(0.78)		0.95		0.19
Less Distributions
Net Investment Income	(0.61)		(0.34)		—
Total Distributions	(0.61)		(0.34)		—
Net Asset Value, End of Period	$9.41		$10.80		$10.19
Total Return	(7.90	)%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$371,747		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.14	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	7.01	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	3	%(C)	0%		0	%(C)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.02	0.02	(0.11)	(0.04)	0.15	(0.06)	0.02
Total From Investment Operations	0.16	0.33	0.30	0.11	0.13	0.31	0.15	0.22
Less Distributions
Net Investment Income	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.22)	(0.15)
Total Distributions	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.00	$10.07
Total Return	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	1.45	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$991,918	$948,426	$697,942	$511,543	$381,709	$213,389	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	1	%(C)	0%	0%	2%	6%	0%	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, of which thirty-six (the "Portfolios") are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the DFA Global Real Estate Securities Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 10/31/08
U.S. Large Company Portfolio	The U.S. Large Company Series	78%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	79%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	100%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	87%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	95%

	The Continental Small Company Series	91%

	The Canadian Small Company Series	100%

Japanese Small Company Portfolio	The Japanese Small Company Series	13%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	15%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	5%

Continental Small Company Portfolio	The Continental Small Company Series	8%

DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	3%

	DFA International Real Estate Securities Portfolio	9%

Emerging Markets Portfolio	The Emerging Markets Series	93%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	96%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, which invest in the Master Funds indicated. The International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity

Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of October 31, 2008. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007 and/or inception date if funds commenced operations prior to adoption date. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,544,364	—	—	$2,544,364	—	—	—	—
Enhanced U.S. Large Company Portfolio	200,349	—	—	200,349	—	—	—	—
U.S. Large Cap Value Portfolio	5,331,340	—	—	5,331,340	—	—	—	—
U.S. Targeted Value Portfolio	866,568	$212,933	—	1,079,501	$3	—	—	$3
U.S. Small Cap Value Portfolio	5,505,604	—	—	5,505,604	—	—	—	—
U.S. Core Equity 1 Portfolio	1,332,827	253,794	—	1,586,621	2	—	—	2
U.S. Core Equity 2 Portfolio	2,503,023	475,126	—	2,978,149	1	—	—	1
U.S. Vector Equity Portfolio	847,039	187,104	—	1,034,143	—	—	—	—

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
T.A. U.S. Core Equity 2 Portfolio	$592,765	$56,691	—	$649,456	$1	—	—	$1
U.S. Small Cap Portfolio	2,067,436	—	—	2,067,436	—	—	—	—
U.S. Micro Cap Portfolio	2,925,347	—	—	2,925,347	—	—	—	—
DFA Real Estate Securities Portfolio	1,704,710	504,430	—	2,209,140	10	—	—	10
Large Cap International Portfolio	222,000	1,125,948	—	1,347,948	—	—	—	—
International Core Equity Portfolio	525,783	1,796,102	—	2,321,885	15	—	—	15
T.A. World ex U.S. Core Equity Portfolio	63,189	194,464	—	257,653	1	—	—	1
International Small Company Portfolio	3,076,553	10,033	—	3,086,586	—	—	—	—
Japanese Small Company Portfolio	133,439	—	—	133,439	—	—	—	—
Asia Pacific Small Company Portfolio	64,067	—	—	64,067	—	—	—	—
United Kingdom Small Company Portfolio	25,891	—	—	25,891	—	—	—	—
Continental Small Company Portfolio	94,027	—	—	94,027	—	—	—	—
DFA International Real Estate Securities Portfolio	22,709	483,261	—	505,970	—	—	—	—
DFA Global Real Estate Securities Portfolio	90,447	416	—	90,863	—	—	—	—
DFA International Small Cap Value Portfolio	377,307	5,172,383	—	5,549,690	28	—	—	28
International Vector Equity Portfolio	12,665	59,771	—	72,436	1	—	—	1
Emerging Markets Portfolio	1,508,866	—	—	1,508,866	—	—	—	—
Emerging Markets Small Cap Portfolio	547,574	—	—	547,574	—	—	—	—
Emerging Markets Core Equity Portfolio	432,520	938,914	—	1,371,434	4	—	—	4
DFA One-Year Fixed Income Portfolio	3,194,750	—	—	3,194,750	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,125,328	—	—	3,125,328	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	202,939	—	202,939	—	$(6)	—	(6)
DFA Five-Year Government Portfolio	—	1,104,523	—	1,104,523	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,282,240	—	3,282,240	—	(1,429)	—	(1,429)
DFA Intermediate Government Fixed Income Portfolio	—	1,230,031	—	1,230,031	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	369,320	—	369,320	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	11,540	972,496	—	984,036	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	178,384	—	178,384	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Selectively

Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the period December 1, 2007 to October 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

International Vector Equity Portfolio	0.45%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the period December 1, 2007 to October 31, 2008, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

DFA Global Real Estate Securities Portfolio	0.35%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the period December 1, 2007 to October 31, 2008, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$31	$1,308
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	24	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	167
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	4	46
United Kingdom Small Company Portfolio (4)	0.47%	—	49
Continental Small Company Portfolio (4)	0.47%	—	11
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	89
International Vector Equity Portfolio (5)	0.60%	—	45
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	31	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	16	—
Class R1 Shares
U.S. Targeted Value Portfolio (8)	0.62%	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$48

Enhanced U.S. Large Company Portfolio	4

U.S. Large Cap Value Portfolio	102

U.S. Targeted Value Portfolio	12

U.S. Small Cap Value Portfolio	112

U.S. Core Equity 1 Portfolio	20

U.S. Core Equity 2 Portfolio	43

U.S. Vector Equity Portfolio	15

T.A. U.S. Core Equity 2 Portfolio	6

U.S. Small Cap Portfolio	39

U.S. Micro Cap Portfolio	59

DFA Real Estate Securities Portfolio	36

Large Cap International Portfolio	28

International Core Equity Portfolio	36

T.A. World ex U.S. Core Equity Portfolio	1

International Small Company Portfolio	72

Japanese Small Company Portfolio	3

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	7

DFA Global Real Estate Securities Portfolio	1

DFA International Small Cap Value Portfolio	110

International Vector Equity Portfolio	1

Emerging Markets Portfolio	40

Emerging Markets Small Cap Portfolio	17

Emerging Markets Core Equity Portfolio	$26

DFA One-Year Fixed Income Portfolio	50

DFA Two-Year Global Fixed Income Portfolio	46

DFA Selectively Hedged Global Fixed Income Portfolio	2

DFA Five-Year Government Portfolio	18

DFA Five-Year Global Fixed Income Portfolio	52

DFA Intermediate Government Fixed Income Portfolio	20

DFA Inflation-Protected Securities Portfolio	5

DFA Short-Term Municipal Bond Portfolio	14

DFA California Short-Term Municipal Bond Portfolio	3

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio	—	—	$784,517	$158,943
U.S. Core Equity 1 Portfolio	—	—	772,070	72,872
U.S. Core Equity 2 Portfolio	—	—	919,025	227,552
U.S. Vector Equity Portfolio	—	—	435,193	108,303
T.A. U.S. Core Equity 2 Portfolio	—	—	677,938	33,387
DFA Real Estate Securities Portfolio	—	—	400,916	320,606
Large Cap International Portfolio	—	—	241,566	239,872
International Core Equity Portfolio	—	—	1,184,486	104,660
T.A. World ex U.S. Core Equity Portfolio	—	—	309,525	1,929
DFA International Real Estate Securities Portfolio	—	—	431,110	4,259
DFA International Small Cap Value Portfolio	—	—	1,875,427	1,208,690
International Vector Equity Portfolio	—	—	79,180	26
Emerging Markets Core Equity Portfolio	—	—	540,578	57,542
DFA Selectively Hedged Global Fixed Income Portfolio	$37,094	$24,036	244,577	300
DFA Five-Year Government Portfolio	1,739,252	665,887	—	—
DFA Five-Year Global Fixed Income Portfolio	2,485,545	1,190,998	691,937	497,073
DFA Intermediate Government Fixed Income Portfolio	186,175	233,806	—	—
DFA Inflation-Protected Securities Portfolio	186,535	11,081	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	479,417	4,018
DFA California Short-Term Municipal Bond Portfolio	—	—	143,843	17,733

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(14,673)	$14,691	$(18)
U.S. Large Cap Value Portfolio	4,199	(4,185)	(14)
U.S. Targeted Value Portfolio	940	(958)	18
U.S. Small Cap Value Portfolio	1,317,651	36,758	(1,354,409)
T.A. U.S. Core Equity 2 Portfolio	(31)	31	—
U.S. Small Cap Portfolio	553,289	9,195	(562,484)
U.S. Micro Cap Portfolio	700,277	38,521	(738,798)
DFA Real Estate Securities Portfolio	—	(3,305)	3,305
Large Cap International Portfolio	15,899	(1,482)	(14,417)
International Core Equity Portfolio	8,889	(2,295)	(6,594)
T.A. World ex U.S. Core Equity Portfolio	(29)	35	(6)
International Small Company Portfolio	—	3,596	(3,596)
Japanese Small Company Portfolio	(623)	96	527
Asia Pacific Small Company Portfolio	—	(76)	76
United Kingdom Small Company Portfolio	14	71	(85)
Continental Small Company Portfolio	4	(3)	(1)
DFA International Real Estate Securities Portfolio	(5)	(516)	521
DFA Global Real Estate Securities Portfolio	(16)	16	—
DFA International Small Cap Value Portfolio	7,876	(9,622)	1,746
International Vector Equity Portfolio	(5)	(14)	19
Emerging Markets Portfolio	7,132	(6,340)	(792)
Emerging Markets Small Cap Portfolio	45	(1,309)	1,264
Emerging Markets Core Equity Portfolio	1,698	(1,074)	(624)
DFA One-Year Fixed Income Portfolio	(8,854)	8,854	—
DFA Two-Year Global Fixed Income Portfolio	(63,279)	62,999	280
DFA Selectively Hedged Global Fixed Income Portfolio	(2,209)	(5,238)	7,447
DFA Five-Year Global Fixed Income Portfolio	(5,349)	(15,289)	20,638
DFA Inflation-Protected Securities Portfolio	(32)	32	—
DFA California Short-Term Municipal Bond Portfolio	(11)	11	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
2008	67,060	—	67,060
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
2008	15,756	17,593	33,349
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Targeted Value Portfolio
2006	$7,089	$10,659	$17,748
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
2008	22,927	—	22,927
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
2008	48,004	—	48,004
U.S. Vector Equity Portfolio
2006	1,296	—	1,296
2007	13,979	—	13,979
2008	14,964	—	14,964
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
U.S. Small Cap Portfolio
2006	49,510	117,599	167,109
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
2008	54,328	28,913	83,241
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
2008	85,639	17,053	102,692

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
T.A. World ex U.S. Core Equity Portfolio
2008	$1,192	—	$1,192
International Small Company Portfolio
2006	90,178	$123,568	213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
2008	3,574	—	3,574
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
2008	4,433	—	4,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2006	$799	$888	—	$1,687
2007	1,360	1,153	—	2,513
2008	1,227	1,311	$19	2,557
Continental Small Company Portfolio
2006	1,559	5,185	—	6,744
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
DFA International Real Estate Securities Portfolio
2006	—	—	—	—
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
DFA International Small Cap Value Portfolio
2006	132,360	176,381	—	308,741
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
International Vector Equity Portfolio
2008	—	—	—	—
Emerging Markets Portfolio
2006	55,765	587	—	56,352
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Small Cap Portfolio
2006	$15,659	$11,803	—	$27,462
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
Emerging Markets Core Equity Portfolio
2006	9,153	83	—	9,236
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
2008	99,528	296	—	99,824
DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	68	68
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	4,812	59,527
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	2,647	—	28,470
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$4,198	—	$4,198
U.S. Targeted Value Portfolio	939	—	939
Large Cap International Portfolio	881	—	881
International Core Equity Portfolio	1,299	—	1,299
DFA International Real Estate Securities Portfolio	8	—	8
DFA International Small Cap Value Portfolio	7,029	$846	7,875
Emerging Markets Portfolio	5,434	1,698	7,132
Emerging Markets Small Cap Portfolio	45	—	45

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$10,911	—	$(129,796)	$(118,885)
Enhanced U.S. Large Company Portfolio	17,552	—	(116,138)*	(98,586)
U.S. Large Cap Value Portfolio	30,999	—	—	30,999
U.S. Targeted Value Portfolio	2,111	—	(998)	1,113
U.S. Small Cap Value Portfolio	32,013	—	(371,019)	(339,006)
U.S. Core Equity 1 Portfolio	280	—	(21,910)	(21,630)
U.S. Core Equity 2 Portfolio	443	—	(57,743)	(57,300)
U.S. Vector Equity Portfolio	3,652	—	(14,463)	(10,811)
T.A. U.S. Core Equity 2 Portfolio	1,833	—	(7,282)	(5,449)
U.S. Small Cap Portfolio	7,870	—	(380,119)	(372,249)
U.S. Micro Cap Portfolio	36,230	—	(453,532)	(417,302)
DFA Real Estate Securities Portfolio	34,249	—	(70,758)	(36,509)
Large Cap International Portfolio	2,829	—	(19,004)	(16,175)
International Core Equity Portfolio	563	—	(10,739)	(10,176)
T.A. World ex U.S. Core Equity Portfolio	1,016	—	(2,250)	(1,234)
International Small Company Portfolio	13,366	—	(125,946)	(112,580)
Japanese Small Company Portfolio	1,084	—	(68,241)	(67,157)
Asia Pacific Small Company Portfolio	1,077	—	(30,387)	(29,310)
United Kingdom Small Company Portfolio	—	—	(931)	(931)
Continental Small Company Portfolio	—	—	(16,513)	(16,513)
DFA International Real Estate Securities Portfolio	5,091	—	(13,492)	(8,401)
DFA Global Real Estate Securities Portfolio	13	—	—	13
DFA International Small Cap Value Portfolio	13,995	$25,188	—	39,183
International Vector Equity Portfolio	232	—	(27)	205
Emerging Markets Portfolio	5,867	20,944	—	26,811
Emerging Markets Small Cap Portfolio	3,552	—	(21,881)	(18,329)
Emerging Markets Core Equity Portfolio	—	—	(62,950)	(62,950)
DFA One-Year Fixed Income Portfolio	9,752	—	(13,882)	(4,130)
DFA Two-Year Global Fixed Income Portfolio	84,596	—	(22,911)	61,685
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—
DFA Five-Year Government Portfolio	5,156	—	(19,566)	(14,410)
DFA Five-Year Global Fixed Income Portfolio	—	—	(37,996)	(37,996)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
DFA Intermediate Government Fixed Income Portfolio	$10,404	$6,294	—	$16,698
DFA Inflation-Protected Securities Portfolio	4,009	364	—	4,373
DFA Short-Term Municipal Bond Portfolio	2,185	—	$(17)	2,168
DFA California Short-Term Municipal Bond Portfolio	442	—	(23)	419

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016		Total
U.S. Large Company Portfolio	—	—	$27,798	—	$5,485	$8,867	—	$87,646		$129,796
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	—	116,138	*	116,138	*
U.S. Targeted Value Portfolio	—	—	—	—	—	—	—	998		998
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	—	371,019		371,019
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	$3,266	18,644		21,910
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	15,562	42,181		57,743
U.S. Vector Equity Portfolio	—	—	—	—	—	—	1,759	12,704		14,463
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	310	6,972		7,282
U.S. Small Cap Portfolio	—	—	—	—	—	—	—	380,119		380,119
U.S. Micro Cap Portfolio	—	—	—	—	—	—	—	453,532		453,532
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	70,758		70,758
Large Cap International Portfolio	—	—	—	—	—	—	—	19,004		19,004
International Core Equity Portfolio	—	—	—	—	—	—	—	10,739		10,739
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	—	2,250		2,250
International Small Company Portfolio	—	—	—	—	—	—	—	125,946		125,946
Japanese Small Company Portfolio	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,004	23,057		68,241
Asia Pacific Small Company Portfolio	—	—	5,837	1,150	907	864	—	21,629		30,387
United Kingdom Small Company Portfolio	—	—	—	—	—	—	—	931		931
Continental Small Company Portfolio	—	—	—	—	—	—	—	16,513		16,513
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	46	13,446		13,492
International Vector Equity Portfolio	—	—	—	—	—	—	—	27		27
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	—	21,881		21,881
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	—	62,950		62,950
DFA One-Year Fixed Income Portfolio	—	—	—	1,119	4,660	—	6,830	1,273		13,882
DFA Two-Year Global Fixed Income Portfolio	—	—	—	3,018	10,707	8,622	—	564		22,911
DFA Five-Year Government Portfolio	—	—	—	—	4,975	14,591	—	—		19,566
DFA Five-Year Global Fixed Income Portfolio	—	—	—	4,667	12,384	15,882	—	5,063		37,996
DFA Short-Term Municipal Bond Portfolio	—	—	—	17	—	—	—	—		17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	4	19		23

*  As a result of The Enhanced U.S. Large Company Series "Check the Box" election on 11/1/2008, a $116,138,144 capital loss carryover was transferred to the Enhanced U.S. Large Company Portfolio. Per limitations within Internal Revenue Code Section 381(c)(3), the Portfolio will not be able to apply any of this until the tax year ended 10/31/2009 or the first taxable year ending after the date of the transfer. Any unused portion of the loss will expire in 2016.

During the period ended October 31, 2008, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Five-Year Government Portfolio	$2,704

For the period ended October 31, 2008, the Japanese Small Company Portfolio had capital loss carryforward expirations of $632 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation)

(mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$2,082	$15
International Core Equity Portfolio	74	30
T.A. World ex U.S. Core Equity Portfolio	—	—
International Small Company Portfolio	4,396	4,189
Japanese Small Company Portfolio	117	142
Asia Pacific Small Company Portfolio	664	—
United Kingdom Small Company Portfolio	41	147
Continental Small Company Portfolio	—	2
DFA International Real Estate Securities Portfolio	980	—
DFA International Small Cap Value Portfolio	13,204	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	85	—
Emerging Markets Core Equity Portfolio	—	4

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,968,522	$174,688	$(597,988)	$(423,300)
Enhanced U.S. Large Company Portfolio	199,118	—	(847)	(847)
U.S. Large Cap Value Portfolio	7,351,627	—	(2,020,287)	(2,020,287)
U.S. Targeted Value Portfolio	1,423,657	25,538	(369,693)	(344,155)
U.S. Small Cap Value Portfolio	6,914,394	491,296	(1,923,659)	(1,432,363)
U.S. Core Equity 1 Portfolio	2,069,956	31,426	(514,761)	(483,335)
U.S. Core Equity 2 Portfolio	4,018,970	72,791	(1,113,612)	(1,040,821)
U.S. Vector Equity Portfolio	1,441,282	28,840	(435,979)	(407,139)
T.A. U.S. Core Equity 2 Portfolio	830,565	9,148	(190,257)	(181,109)
U.S. Small Cap Portfolio	2,413,619	226,160	(564,608)	(338,448)
U.S. Micro Cap Portfolio	3,317,977	524,174	(918,987)	(394,813)
DFA Real Estate Securities Portfolio	2,711,758	131,561	(634,180)	(502,619)
Large Cap International Portfolio	1,635,446	115,579	(403,077)	(287,498)
International Core Equity Portfolio	3,602,731	27,637	(1,308,483)	(1,280,846)
T.A. World ex U.S. Core Equity Portfolio	345,399	1,546	(89,292)	(87,746)
International Small Company Portfolio	4,398,350	173,738	(1,484,960)	(1,311,222)
Japanese Small Company Portfolio	260,231	41,157	(167,908)	(126,751)
Asia Pacific Small Company Portfolio	109,611	35,693	(81,347)	(45,654)
United Kingdom Small Company Portfolio	38,182	16,871	(29,154)	(12,283)
Continental Small Company Portfolio	133,809	42,755	(82,538)	(39,783)
DFA International Real Estate Securities Portfolio	896,506	72	(390,608)	(390,536)
DFA Global Real Estate Securities Portfolio	125,816	—	(34,953)	(34,953)
DFA International Small Cap Value Portfolio	8,113,396	302,755	(2,866,461)	(2,563,706)
International Vector Equity Portfolio	89,321	692	(17,577)	(16,885)
Emerging Markets Portfolio	1,145,368	502,115	(139,543)	362,572
Emerging Markets Small Cap Portfolio	790,782	17,626	(260,871)	(243,245)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Core Equity Portfolio	$1,905,091	$50,619	$(584,276)	$(533,657)
DFA One-Year Fixed Income Portfolio	3,205,402	—	(11,362)	(11,362)
DFA Two-Year Global Fixed Income Portfolio	3,080,276	44,355	—	44,355
DFA Selectively Hedged Global Fixed Income Portfolio	231,706	—	(28,767)	(28,767)
DFA Five-Year Government Portfolio	1,099,253	11,516	(6,246)	5,270
DFA Five-Year Global Fixed Income Portfolio	3,187,150	170,078	(74,988)	95,090
DFA Intermediate Government Fixed Income Portfolio	1,198,955	40,231	(9,155)	31,076
DFA Inflation-Protected Securities Portfolio	416,951	—	(47,631)	(47,631)
DFA Short-Term Municipal Bond Portfolio	988,646	1,398	(6,009)	(4,611)
DFA California Short-Term Municipal Bond Portfolio	179,433	317	(1,366)	(1,049)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolios' inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

For the Portfolios that adopted the provisions of FIN 48 during the fiscal year ended November 30, 2007, management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Portfolios.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	351	36	N/A	N/A
Shares Redeemed	(7,142)	(761)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$34,703	3,447	N/A	N/A

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R2 Shares**
Shares Issued	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	10	1	N/A	N/A
Shares Redeemed	(799)	(88)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$2,243	219	N/A	N/A
Institutional Class Shares
Shares Issued	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	20,933	1,410	18,152	1,060
Shares Redeemed	(327,204)	(24,350)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$624,668	44,030	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

**  Class R2 Shares commenced operations on June 30, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At October 31, 2008, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/25/08	32,077	Japanese Yen	$320	$326	$(6)

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/10/08	32,839,797	Japanese Yen	$339,787	$333,484	$6,303
11/19/08	11,770	Australian Dollar	7,905	7,807	98
11/19/08	21,579,524	Japanese Yen	215,054	219,208	(4,154)
11/19/08	220,256	Swedish Krona	29,544	28,367	1,177
11/19/08	106,104	Swiss Franc	93,628	91,517	2,111
11/25/08	36,806,497	Japanese Yen	367,001	373,965	(6,964)
			$1,052,919	$1,054,348	$(1,429)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Futures Contracts:  During the period ended October 31, 2008, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, the following funds had outstanding futures contracts (dollar amounts in thousands):

Fund	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
U.S. Targeted Value Portfolio	S&P 500 Index®	12/19/2008	20	$4,837	$3	$495
U.S. Core Equity 1 Portfolio	S&P 500 Index®	12/19/2008	20	4,837	2	495
U.S. Core Equity 2 Portfolio	S&P 500 Index®	12/19/2008	6	1,451	1	149
T.A. U.S. Core Equity 2 Portfolio	S&P 500 Index®	12/19/2008	10	2,418	1	248
DFA Real Estate Securities Portfolio	S&P 500 Index®	12/19/2008	80	19,346	10	1,980
International Core Equity Portfolio	S&P 500 Index®	12/19/2008	125	30,228	15	3,094
T.A. World ex U.S. Core Equity Portfolio	S&P 500 Index®	12/19/2008	12	2,902	1	297
DFA International Small Cap Value Portfolio	S&P 500 Index®	12/19/2008	229	55,378	28	5,668
International Vector Equity Portfolio	S&P 500 Index®	12/19/2008	8	1,935	1	198
Emerging Markets Core Equity Portfolio	S&P 500 Index®	12/19/2008	33	7,980	4	817

5.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period ended October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	3.49%	$512	6	—	$753
U.S. Core Equity 1 Portfolio	3.27%	3,701	16	$5	9,542
U.S. Core Equity 2 Portfolio	3.75%	7,388	18	14	13,919
U.S. Vector Equity Portfolio	4.69%	10,157	12	16	37,588
T.A. U.S. Core Equity 2 Portfolio	3.32%	2,290	23	5	9,804
DFA Real Estate Securities Portfolio	3.39%	9,167	46	40	24,998
DFA Global Real Estate Securities Portfolio	3.05%	712,818	18	1	2,818

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period ended October 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Core Equity 2 Portfolio	4.91%	$17,023	1	$2	$17,023
Large Cap International Portfolio	2.65%	2,917	19	4	5,357
International Core Equity Portfolio	3.07%	1,049	8	1	3,544
T.A. World ex U.S. Core Equity Portfolio	2.75%	757	5	—	2,094
International Small Company Portfolio	2.43%	5,070	20	7	22,542
DFA International Real Estate Securities Portfolio	1.91%	1,759	9	1	1,630
DFA International Small Cap Value Portfolio	2.49%	13,232	36	33	62,321
Emerging Markets Core Equity Portfolio	3.16%	1,216	31	3	3,744

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

J.  Securities Lending:

As of October 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

N.  In-Kind Redemptions:

In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

O.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	3	71%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	77%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	73%
U.S. Targeted Value Portfolio — Class R1 Shares	1	100%
U.S. Targeted Value Portfolio — Class R2 Shares	1	94%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	44%
U.S. Small Cap Value Portfolio — Institutional Class Shares	1	41%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	2	56%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	4	77%
U.S. Vector Equity Portfolio — Institutional Class Shares	3	77%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	91%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	53%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	69%
Large Cap International Portfolio — Institutional Class Shares	2	77%
International Core Equity Portfolio — Institutional Class Shares	3	65%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	2	85%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	4	71%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	81%
United Kingdom Small Company Portfolio — Institutional Class Shares	1	66%
Continental Small Company Portfolio — Institutional Class Shares	3	70%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	2	68%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	3	95%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	47%
International Vector Equity Portfolio — Institutional Class Shares	3	97%
Emerging Markets Portfolio — Institutional Class Shares	1	41%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	54%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	75%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	81%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	3	88%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	74%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	73%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	78%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	2	81%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	76%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	93%

P.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For

Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio and T.A. World ex U.S. Core Equity Portfolio. International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHARTS

DFA International Value Portfolio Class R2 vs. MSCI World ex USA Index (net dividends)

April 30, 2008-October 31, 2008

Growth of $10,000
DFA International Value Portfolio Class R2
MSCI World ex USA Index (net dividends)
$20,000
$10,000
$0
04/08
10/08
$5,882
$5,537

Total Return	From 4/30/2008
	-44.63%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA International Value Portfolio Institutional Class vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000
DFA International Value Portfolio Institutional Class
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$16,769
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.12%	5.09%	5.31%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

International Equity Portfolio Performance Overview

International Value Portfolio

The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 530 stocks in 22 developed countries, and essentially was fully invested in equities throughout the year average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, growth stocks generally outperformed value stocks in international markets. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex US Index (net dividends), and –47.96% for the Portfolio. Relative to the MSCI World ex US Index (net dividends), the underperformance of the Portfolio was primarily due to the Master Fund's greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Master Fund compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Master Fund compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Master Fund compared to 6% of the Index and outperformed the Index by approximately 22 percentage points, also contributed to the underperformance.

International Value Portfolio Class R2

The International Value Portfolio Class R2 seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 530 stocks in 22 developed countries, and essentially was fully invested in equities throughout the year: average cash levels for the period from the Portfolio's inception on April 30, 2008 through October 31, 2008 were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on April 30, 2008 through the period ended October 31, 2008, total returns were –41.21% for the MSCI EAFE Index (net dividends), –41.18% for the MSCI World ex USA Index (net dividends), and –44.63% for the International Value Portfolio R2. Relative to the MSCI World ex USA Index (net dividends), the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Portfolio compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Portfolio compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Portfolio compared to 6% of the Index and outperformed the Index by approximately 26 percentage points, also contributed to the underperformance.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$553.70	0.73%	$2.85
Institutional Class Shares	$1,000.00	$554.90	0.44%	$1.72
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.47	0.73%	$3.71
Institutional Class Shares	$1,000.00	$1,022.92	0.44%	$2.24

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (293,975,874 Shares) at Value†	$3,354,265
Receivable for Fund Shares Sold	11,851
Prepaid Expenses and Other Assets	63
Total Assets	3,366,179
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	7,704
Fund Shares Redeemed	4,147
Due to Advisor	596
Accrued Expenses and Other Liabilities	287
Total Liabilities	12,734
NET ASSETS	$3,353,445
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,372 and shares outstanding of 652,972	$5.16
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,350,073 and shares outstanding of 267,206,005	$12.54
NUMBER OF SHARES AUTHORIZED	300,000,000
Investment in Affiliated Investment Company at Cost	$4,952,304
NET ASSETS CONSIST OF:
Paid-In Capital	$4,736,953
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,456
Accumulated Net Realized Gain (Loss)	(1,392,964)
Net Unrealized Appreciation (Depreciation)	—
NET ASSETS	$3,353,445

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$203,802	$172,644
Expenses
Administrative Services Fees	10,005	11,144
Accounting & Transfer Agent Fees	86	88
Shareholder Servicing Fees — Class R2 Shares	3	—
Filing Fees	138	131
Shareholders' Reports	162	101
Directors'/Trustees' Fees & Expenses	—	49
Professional Fees	145	128
Other	41	18
Total Expenses	10,580	11,659
Net Investment Income (Loss)	193,222	160,985
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(146,811)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,538,228)	529,397
Net Realized and Unrealized Gain (Loss)	(3,270,317)	638,146
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,077,095)	$799,131

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$193,222	$160,985	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(146,811)	(11,416)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(3,538,228)	529,397	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,077,095)	799,131	1,016,991
Distributions From:
Net Investment Income:
Class R2 Shares	(218)	—	—
Institutional Class Shares	(203,735)	(140,110)	(110,180)
Net Short-Term Gains:
Institutional Class Shares	(14,929)	(9,341)	(6,639)
Net Long-Term Gains:
Institutional Class Shares	(106,397)	(65,358)	(43,737)
Total Distributions	(325,279)	(214,809)	(160,556)
Capital Share Transactions:
Shares Issued	1,701,392	2,157,333	1,498,950
Shares Issued in Lieu of Cash Distributions	301,997	192,509	141,308
Shares Redeemed	(1,509,639)	(1,128,154)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	493,750	1,221,688	1,081,167
Total Increase (Decrease) in Net Assets	(2,908,624)	1,806,010	1,937,602
Net Assets
Beginning of Period	6,262,069	4,456,059	2,518,457
End of Period	$3,353,445	$6,262,069	$4,456,059

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,456	$20,513	$6,029

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

Class R2 Shares

	Period April 30, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.25	(A)
Net Gains (Losses) (Realized and Unrealized)	(4.46)
Total from Investment Operations	(4.21)
Less Distributions
Net Investment Income	(0.63)
Net Realized Gains	—
Total Distributions	(0.63)
Net Asset Value, End of Period	$5.16
Total Return	(44.63	)%(C)
Net Assets, End of Period (thousands)	$3,372
Ratio of Expenses to Average Net Assets (D)	0.73	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	7.47	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	(12.44)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	(11.70)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2008, the Portfolio owned 71% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of October 31, 2008, Class R1 shares has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$3,354,265	—	—	$3,354,265

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $80 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until April 1, 2009 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $25 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(326)	$326

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759
2008	218,970	106,309	325,279

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$9,535	—	$(1,392,964)	$(1,383,429)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards in the amount of $1,392,964 to offset future realized capital gains expiring in 2016.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,352,915	—	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	218	25	N/A	N/A
Shares Redeemed	(624)	(75)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$5,179	653	N/A	N/A
Institutional Class Shares
Shares Issued	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	301,779	13,697	192,509	7,988
Shares Redeemed	(1,509,015)	(76,488)	(1,128,154)	(45,424)
Net Increase (Decrease)—Institutional Class Shares	$488,571	21,753	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At October 31, 2008, two shareholders held approximately 87% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 48% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

K.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value Portfolio and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Company Series vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
The U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,419
$10,404

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.86%	0.34%	0.41%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The Enhanced U.S. Large Company Series vs. S&P 500 Index
October 31, 1998-October 31, 2008

Growth of $10,000
The Enhanced U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$10,404
$10,253

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.59%	-0.33%	0.25%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The U.S. Large Cap Value Series vs. Russell 1000 Value Index
October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,583
$13,162

Average Annual Total Return	One Year	Five Years	Ten Years
	-40.08%	1.29%	3.84%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Small Cap Value Series vs. Russell 2000 Value Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Small Cap Value Series
Russell 2000 Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$24,586
$20,410

Average Annual Total Return	One Year	Five Years	Ten Years
	-37.54%	2.43%	9.41%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Small Cap Series vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Small Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$19,986
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-35.59%	1.16%	7.17%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Micro Cap Series vs. Russell 2000 Index

October 31, 1998-October 31, 2008

Growth of $10,000

The U.S. Micro Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$23,275
$16,132

Average Annual Total Return	One Year	Five Years	Ten Years
	-36.85%	0.70%	8.81%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA International Value Series vs. MSCI World ex USA Index (net dividends)

October 31, 1998-October 31, 2008

Growth of $10,000

The DFA International Value Series
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,138
$12,320
$11,798

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.03%	5.31%	5.54%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Japanese Small Company Series vs.
MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Japanese Small Company Series
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,032
$13,201
$12,262

Average Annual Total Return	One Year	Five Years	Ten Years
	-28.56%	2.87%	5.47%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Asia Pacific Small Company Series vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Asia Pacific Small Company Series
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$80,000
$64,000
$48,000
$32,000
$16,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$31,490
$22,206
$15,957

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.54%	3.83%	12.15%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The United Kingdom Small Company Series vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The United Kingdom Small Company Series
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,851
$15,675
$11,779

Average Annual Total Return	One Year	Five Years	Ten Years
	-56.46%	1.44%	5.97%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Continental Small Company Series vs.
MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)
October 31, 1998-October 31, 2008

Growth of $10,000
The Continental Small Company Series
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,913
$16,003
$13,323

Average Annual Total Return	One Year	Five Years	Ten Years
	-53.38%	8.27%	7.66%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.)

April 2, 2007-October 31, 2008

Growth of $10,000

The Canadian Small Company Series
MSCI Canada Small Cap Index (net div.)
$20,000
$10,000
$0
04/07
2008
10/08
$5,011
$4,800

Average Annual Total Return	One Year	From 4/2/2007
	-63.08%	-37.14%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Emerging Markets Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
The Emerging Markets Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$56,000
$42,000
$28,000
$14,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$29,599
$26,808
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-51.53%	11.42%	11.46%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The Emerging Markets Small Cap Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
The Emerging Markets Small Cap Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$90,000
$72,000
$54,000
$36,000
$18,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$33,436
$27,536
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-60.29%	8.41%	12.83%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

The DFA One-Year Fixed Income Series vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
October 31, 1998-October 31, 2008

Growth of $10,000
The DFA One-Year Fixed Income Series
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$14,905
$14,798
$14,550
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.14%	3.27%	4.00%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHART

The DFA Two-Year Global Fixed Income Series vs. Citigroup World Government Bond Index 1-3 Years (hedged)
October 31, 1998-October 31, 2008

Growth of $10,000
The DFA Two-Year Global Fixed Income Series
Citigroup World Government Bond Index 1-3 Years (hedged)
$20,000
$10,000
$0
$15,394
$14,966
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08

Average Annual Total Return	One Year	Five Years	Ten Years
	3.36%	3.16%	4.11%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup.

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determines its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index was –33.59%, the Russell 2000 Index was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

Domestic Equity Series' Performance Overview

The U.S. Large Company Series

The U.S. Large Company Series seeks to approximate the returns of the S&P 500 Index® by investing in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Series was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets.

For the 11 months ended October 31, 2008, total returns were –33.10% for the Series and –33.31% for the S&P 500 Index®. The securities in the Series closely tracked the investment results of the S&P 500 Index®.

The Enhanced U.S. Large Company Series

The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® through an "enhanced cash" strategy. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the 11 months ended October 31, 2008, approximately 98% of the overlay instruments consisted of S&P 500 Index futures contracts. Swaps and ETFs completed the equity exposure for the last month of the fiscal year. The behavior of S&P 500 Index futures contracts and ETFs linked to the S&P 500 Index is determined principally by the performance of the S&P 500 Index. For the year ended October 31, 2008, total return was –33.77% for the Series and –33.31% for the S&P 500 Index. Relative to the S&P 500 Index, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 210 stocks as of October 31, 2008, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, large company stocks generally underperformed small company stocks and value stocks generally outperformed growth stocks. Total returns were –33.31% for the S&P 500 Index®, –33.55% for the Russell 1000 Value Index® and –36.53% for the Series.

Relative to the Russell 1000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ("BtM") ratio, and weighting and composition differences of consumer discretionary and consumer staples stocks due to structural differences in eligible universe of the Series compared to the Index. Less value-oriented stocks in the middle BtM quartiles, which represented approximately 11% of the Series compared to approximately 47% of the Index, outperformed value stocks in the highest BtM quartile by more than 17 percentage points. Stocks held by the Series in the consumer discretionary sector, which represented approximately 16% of the Series compared to approximately 8% of the Index, underperformed similar stocks in the Index by about 8 percentage points. Stocks held by the Series in the consumer staples sector, which represented approximately 5% of the Series compared to 9% of the Index, underperformed similar stocks held by the Index by approximately 20 percentage points.

The U.S. Small Cap Value Series

The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held about 2,130 stocks and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –24.91% for the Russell 2000 Value Index®,and –31.60% for the Series.

Relative to the Russell 2000 Value Index®, underperformance of the Series for the fiscal year was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied while surging energy stocks removed from the Index slumped. The Series did not hold the same composition of financials and energy stocks as the Index and thus underperformed by more than 3 percentage points during this period. Composition differences among the largest and smallest stocks held in the Series compared to the Index and a greater exposure to stocks with the most pronounced value characteristics as measured by book-to-market ("BtM") ratio also contributed to the Series' underperformance. Micro cap stocks held by the Series, which accounted for approximately 34% of the Series compared to 23% of the Index, underperformed similar size stocks held by the Index by approximately 6 percentage points. In addition, value stocks in the highest BtM quartile, which accounted for approximately 59% of the Series compared to approximately 39% of the Index, underperformed the Index by approximately 10 percentage points.

The U.S. Small Cap Series

The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,480 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index®, –33.59% for the Russell Microcap Index, and –30.44% for the Series. Relative to the Index, the underperformance of the Portfolio for the fiscal year was primarily due to the Portfolio's higher allocation to micro cap stocks, which underperformed small cap stocks, and the better performance of mid cap stocks in the benchmark.

The U.S. Micro Cap Series

The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,440 stocks, and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong, micro cap and mid cap stocks underperformed large and small cap stocks and value stocks generally outperformed growth stocks.Within the broad universe of smaller capitalization stocks, mid caps outperformed micro caps. Total returns were –29.07% for the Index, –33.59% for the Russell Microcap Index, and –31.08% for the Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to weighting differences among micro cap stocks held in the Series compared to the Index. Micro cap stocks, which accounted for approximately 58% of the Series compared to approximately 20% of the Index, underperformed the Index by approximately 4 percentage points.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

International Equity Portfolio Performance Overview

The DFA International Value Series

The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 530 stocks in 22 developed-country markets, as of October 31, 2008, and essentially was fully invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, growth stocks generally outperformed value stocks in international markets. Total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37% for the MSCI World ex US Index (net dividends), and –47.87% for the Series. Relative to the MSCI World ex US Index (net dividends), the underperformance of the Series was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Index. Value stocks, which accounted for approximately 69% of the Series compared to 28% of the Index, underperformed the Index by approximately 4 percentage points. Financials, which accounted for 44% of the Series compared to 25% of the Index, underperformed the Index by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Series compared to 6% of the Index and outperformed the Index by approximately 22 percentage points, also contributed to the underperformance.

The Japanese Small Company Series

The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,240 stocks and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Japanese small company stocks outperformed Japanese large company stocks. Total returns were –36.36% for the MSCI Japan Large Cap Index (net dividends), –33.92% for the MSCI Japan Small Cap Index (net dividends), –35.17% for the MSCI Japan Small Cap Index (price-only) and –26.87% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), the better relative performance of the Series was due to a larger allocation to value stocks, which outperformed the Index by approximately 10 percentage points. Value stocks held by the Series, which accounted for approximately 21% of the Series compared to 13% of the Index, outperformed similar stocks in the Index by approximately 5 percentage points. Small cap and micro cap stocks held by the Series outperformed similar stocks in the MSCI Japan Small Cap Index (net dividends), which also contributed to the Series' better performance.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 950 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, New Zealand, and Singapore (approximately 62%, 17%, 8%, and 12%, respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks. The allocations do not represent a forecast of future performance and are subject to change. Average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Asia Pacific small company stocks underperformed Asia Pacific large company stocks. Total returns were –50.78% for the MSCI Pacific ex Japan Large Cap Index (net dividends), –62.96% for the MSCI Pacific ex Japan Small Cap Index (net dividends), –64.17% for the MSCI Pacific ex Japan Small Cap Index (price-only), and –57.75% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), the better relative performance of the Series was primarily due to composition differences among stocks with larger market capitalizations. Small cap stocks with higher market capitalizations held by the Series outperformed similar size stocks held by the Index by approximately 6 percentage points. The Series' larger allocation to energy stocks, which comprised about 10% of the Series compared to 8% of the Index and outperformed the overall Index, also contributed to its better performance.

The United Kingdom Small Company Series

The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 380 stocks and average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, U.K. small company stocks underperformed U.K. large company stocks. Total returns were –43.64% for the MSCI U.K. Large Cap Index (net dividends), –53.13% for the MSCI U.K. Small Cap Index (net dividends), –54.52% for the MSCI U.K. Small Cap Index (price-only) and –50.77% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index (net dividends), the better relative performance of the Series was primarily due to the lower allocation by the Portfolio to financials, 13% vs. 17%. Financial stocks held by the Portfolio outperformed similar stocks in the Index by approximately 5 percentage points.

The Continental Small Company Series

The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,150 stocks in 15 developed continental European countries and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Master Fund's assets. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks. Country allocations do not represent a forecast of future performance and are subject to change.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, continental European small company stocks underperformed continental European large company stocks. Total returns were –47.06% for the large cap MSCI Europe ex U.K. Index (net dividends), –54.30% for the MSCI Europe ex U.K Small Cap Index (net dividends), –55.24% for the MSCI Europe ex U.K Small Cap Index (price-only), and –49.66% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Europe ex U.K. Small Cap Index (net dividends), the better performance of the Series was primarily due to composition differences for financial and industrial stocks. Financial stocks held by the Series outperformed those held by the Index by approximately 13 percentage points, while industrial stocks held by the Series outperformed similar stocks in the Index by approximately 4 percentage points.

The Canadian Small Company Series

The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 330 stocks, and was mostly invested in equities throughout the year: the average cash levels for the 11 months ended October 31, 2008 were in general approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, Canadian small company stocks underperformed Canadian large company stocks. Total returns were –38.53% for the MSCI Canada Large Cap Index (net dividends), –53.63% for the MSCI Canada Small Cap Index (net dividends), –54.48% for the MSCI Canada Small Cap Index (price-only) and –56.44% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the price-only Index for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Canada Small Cap Index (net dividends), underperformance of the Series was primarily due to a greater allocation to materials stocks than the Index and a lower allocation to energy stocks. Materials stocks, which accounted for approximately 35% of the Series compared to 27% of the Index, underperformed the Index by approximately 15 percentage points. Energy stocks, which accounted for 24% of the Series compared to 30% of the Index, outperformed the Index by approximately 10 percentage points.

The Emerging Markets Series

The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 520 stocks in 17 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –48.15% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the better performance of the Series was primarily due to a lower allocation to China and Russia, which underperformed the overall Index, and a greater allocation to Mexico and Israel, which outperformed the Index. On average, Chinese stocks represented approximately 7% of the Series for the period under review compared to 15% in the Index. The Series does not purchase Russian stocks, which represented approximately 10% of the Index. Israeli stocks represented approximately 4% of the Series, compared to 2% of the Index; while Mexican stocks represented approximately 9% of the Series, compared to 5% of the Index.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,840 stocks in 16 emerging countries, and average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, emerging markets small company stocks generally underperformed emerging markets large company stocks. Total returns were –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –56.84% for the Series. The Index net of foreign withholding taxes on dividends does not have ten years of performance. The Series intends to include the Index gross of foreign withholding taxes on dividends for performance comparison purposes until the net-dividends Index has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to a greater allocation to stocks with lower market capitalizations, which underperformed the Index. On average, small cap stocks with lower market capitalizations represented approximately 64% of the Series for the period under review, compared to 3% in the Index.

Fixed Income Market Review  11 Months Ended October 31, 2008

U.S. and international credit markets experienced extreme levels of volatility in the fiscal year ended October 31, 2008, as defaults in the subprime and related mortgage markets and the subsequent bankruptcy of leading underwriter Lehman Brothers caused credit spreads to widen sharply. Risk aversion caused a severe tightening of credit across all maturities and quality ranges both in the U.S. and international fixed income markets and a spike in interbank lending rates. To encourage lending, the U.S. Federal Reserve lowered the target rate for federal funds from 4.50% on November 30, 2007 to 1.00% by October 31, 2008 and pumped billions of dollars of liquidity into the financial system through various loan programs and capital injections into banks. Central banks around the world took similar actions to loosen credit markets. The three-month London Interbank Offered Rate ("LIBOR"), a widely used benchmark of short-term interest rates, spiked sharply higher late in the period but fell 210 basis points during the 11 months ended October 31, 2008, while the yield on ten-year U.S. Treasury notes rose just 1 basis point. The yield curve, V-shaped to start the year, ended the year with an upward slope as yields on short-term instruments fell below those with longer maturities.

	11/30/07	10/31/08	Change
Three-Month LIBOR (yield)	5.13%	3.03%	–41.02%
Ten-Year U.S. Treasury Notes (yield)	3.94%	3.95%	0.30%

Source: Bloomberg. "Change" values are calculated prior to rounding.

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of an extreme flight to higher-quality debt in the aftermath of the bank and mortgage crisis, total return for fixed income strategies was primarily a function of credit quality. For the 11 months ended October 31, 2008, total returns were 2.24% for three-month U.S. Treasury bills, 7.25% for five-year U.S. Treasury notes, and 5.02% for thirty-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios lengthened, reflecting upwardly sloped yield curves in the U.S.

Fixed Income Portfolio Performance Overview

The DFA One-Year Fixed Income Series

The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high-quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Series increased during the 11 months under review, from approximately 30 days on November 30, 2007, to 265 days on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 2.79% for the Series, 3.34% for the for the Merrill Lynch Six-Month US Treasury Bill Index, and 3.84% for the Merrill Lynch One-Year US Treasury Note Index. The Series underperformed both Indexes primarily due to structural differences with the Indexes. The Series had high exposure to corporate and agency debt, which underperformed Treasury debt during the period of significantly widening credit spreads.

The DFA Two-Year Global Fixed Income Series

The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include but are not limited to the Australia, Canada, Denmark, France, Germany, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Series increased from 0.46 years on November 30, 2007 to 0.74 years on October 31, 2008.

For the 11 months ended October 31, 2008, total returns were 3.02% for the Series and 4.38% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to the Index, underperformance of the Series was primarily due to structural and maturity differences with the Index. A higher exposure to corporate debt, which underperformed government debt as credit spreads widened significantly, led to the underperformance relative to the government-only benchmark. The Series had a duration of 0.73 on October 31, 2008 compared to 1.84 years for the Index, which limited returns in the falling interest rate environment.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$709.20	0.04%	$0.17
Hypothetical 5% Annual Return	$1,000.00	$1,024.94	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$704.50	0.08%	$0.34
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.08%	$0.41

The U.S. Large Cap Value Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$648.60	0.11%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$722.90	0.21%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$746.70	0.04%	$0.18
Hypothetical 5% Annual Return	$1,000.00	$1,024.94	0.04%	$0.20
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$751.90	0.11%	$0.48
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56
The DFA International Value Series
Actual Fund Return	$1,000.00	$555.50	0.23%	$0.90
Hypothtical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$786.90	0.13%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$455.10	0.15%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$542.10	0.12%	$0.47
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$520.70	0.14%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$455.40	0.17%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87
The Emerging Markets Series
Actual Fund Return	$1,000.00	$531.80	0.18%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.18%	$0.92
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$465.70	0.31%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.58	0.31%	$1.58

The DFA One-Year Fixed Income Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,013.00	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,014.20	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.2%	12.9%	13.2%	13.9%	13.8%	11.0%	15.8%
The U.S. Large Cap Value Series	12.6%	5.5%	15.1%	30.8%	1.8%	17.4%	4.6%
The U.S. Small Cap Value Series	14.4%	3.4%	5.6%	27.5%	7.2%	19.0%	17.3%
The U.S. Small Cap Series	17.0%	4.1%	4.4%	18.3%	12.5%	18.2%	17.1%
The U.S. Micro Cap Series	14.7%	5.4%	3.9%	20.0%	12.4%	17.1%	19.1%
The DFA International Value Series	12.2%	5.1%	5.5%	41.4%	0.5%	10.0%	3.6%
The Japanese Small Company Series	20.8%	11.5%	1.4%	10.7%	4.7%	27.6%	10.8%
The Asia Pacific Small Company Series	20.7%	6.4%	9.4%	12.3%	8.7%	21.5%	4.5%
The United Kingdom Small Company Series	17.0%	4.4%	6.7%	16.8%	3.5%	34.0%	12.1%
The Continental Small Company Series	14.3%	8.3%	3.4%	18.7%	8.8%	25.2%	8.1%
The Canadian Small Company Series	13.7%	3.3%	22.5%	8.4%	7.0%	7.8%	8.8%
The Emerging Markets Series	6.8%	9.9%	11.1%	16.8%	4.8%	8.1%	11.8%
The Emerging Small Cap Series	18.0%	12.5%	1.1%	13.7%	4.2%	17.5%	9.6%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.1%	1.0%	3.3%	3.8%	—	100.0%
The U.S. Large Cap Value Series	3.4%	—	8.7%	0.1%	—	100.0%
The U.S. Small Cap Value Series	4.5%	—	0.4%	0.7%	—	100.0%
The U.S. Small Cap Series	4.4%	—	0.7%	3.2%	0.1%	100.0%
The U.S. Micro Cap Series	4.1%	—	1.0%	2.3%	—	100.0%
The DFA International Value Series	9.3%	—	9.0%	3.4%	—	100.0%
The Japanese Small Company Series	11.3%	—	—	1.0%	0.2%	100.0%
The Asia Pacific Small Company Series	10.4%	0.2%	1.6%	4.3%	—	100.0%
The United Kingdom Small Company Series	3.7%	0.4%	0.7%	0.7%	—	100.0%
The Continental Small Company Series	8.8%	—	0.9%	3.5%	—	100.0%
The Canadian Small Company Series	27.5%	—	—	1.0%	—	100.0%
The Emerging Markets Series	14.2%	—	11.4%	4.9%	0.2%	100.0%
The Emerging Small Cap Series	18.5%	—	0.7%	4.0%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
The Enhanced U.S. Large Company Series	38.3%	37.4%	14.8%	9.5%	—
The DFA One-Year Fixed Income Series	18.4%	37.4%	41.0%	3.2%	—
The DFA Two-Year Global Fixed Income Series	21.8%	29.9%	38.0%	8.7%	—

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
The Enhanced U.S. Large Company Series	—	—	—	—	100.0%
The DFA One-Year Fixed Income Series	—	—	—	—	100.0%
The DFA Two-Year Global Fixed Income Series	—	—	—	1.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.9%)
Consumer Discretionary — (6.8%)
Comcast Corp. Class A	1,109,388	$17,483,955	0.5%
Disney (Walt) Co.	713,351	18,475,791	0.6%
# Home Depot, Inc.	645,698	15,232,016	0.5%
# McDonald's Corp.	427,563	24,768,725	0.8%
Other Securities		194,135,666	5.9%
Total Consumer Discretionary		270,096,153	8.3%
Consumer Staples — (10.4%)
Altria Group, Inc.	783,038	15,026,499	0.5%
# Anheuser-Busch Companies, Inc.	273,354	16,956,149	0.5%
# Coca-Cola Co.	755,726	33,297,288	1.0%
# CVS Caremark Corp.	545,607	16,722,855	0.5%
Kraft Foods, Inc.	577,134	16,817,685	0.5%
PepsiCo, Inc.	595,156	33,929,844	1.0%
Philip Morris International, Inc.	783,600	34,063,092	1.0%
Procter & Gamble Co.	1,153,540	74,449,472	2.3%
# Wal-Mart Stores, Inc.	852,470	47,576,351	1.5%
Other Securities		125,064,458	3.8%
Total Consumer Staples		413,903,693	12.6%
Energy — (10.6%)
# Chevron Corp.	781,038	58,265,435	1.8%
ConocoPhillips	577,777	30,055,960	0.9%
Exxon Mobil Corp.	1,974,580	146,355,870	4.5%
Occidental Petroleum Corp.	310,624	17,252,057	0.5%
# Schlumberger, Ltd.	456,045	23,554,724	0.7%
Other Securities		148,426,806	4.5%
Total Energy		423,910,852	12.9%
Financials — (11.3%)
Bank of America Corp.	1,906,573	46,081,869	1.4%
# Citigroup, Inc.	2,070,150	28,257,547	0.9%
JPMorgan Chase & Co.	1,400,511	57,771,079	1.8%
The Goldman Sachs Group, Inc.	165,164	15,277,670	0.5%
# U.S. Bancorp	662,268	19,742,209	0.6%
# Wells Fargo & Co.	1,257,952	42,833,266	1.3%
Other Securities		241,149,085	7.3%
Total Financials		451,112,725	13.8%
Health Care — (11.2%)
Abbott Laboratories	586,042	32,320,216	1.0%
* Amgen, Inc.	402,228	24,089,435	0.7%
# Bristol-Myers Squibb Co.	752,581	15,465,540	0.5%
#* Gilead Sciences, Inc.	349,719	16,034,616	0.5%
# Johnson & Johnson	1,062,370	65,165,776	2.0%
# Medtronic, Inc.	428,938	17,299,070	0.5%
# Merck & Co., Inc.	814,494	25,208,589	0.8%
Pfizer, Inc.	2,562,692	45,385,275	1.4%
# Wyeth	506,924	16,312,814	0.5%
Other Securities		189,450,712	5.7%
Total Health Care		446,732,043	13.6%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.9%)
# 3M Co.	265,731	$17,086,503	0.5%
# Boeing Co.	281,415	14,709,562	0.4%
# General Electric Co.	3,990,157	77,847,963	2.4%
# United Parcel Service, Inc.	383,268	20,228,885	0.6%
United Technologies Corp.	366,615	20,149,160	0.6%
Other Securities		203,312,668	6.3%
Total Industrials		353,334,741	10.8%
Information Technology — (12.5%)
#* Apple, Inc.	336,779	36,234,053	1.1%
#* Cisco Sytems, Inc.	2,245,688	39,905,876	1.2%
#* Google, Inc.	90,851	32,182,844	1.0%
# Hewlett-Packard Co.	931,064	35,641,130	1.1%
# Intel Corp.	2,137,289	34,196,624	1.0%
# International Business Machines Corp.	515,063	47,885,407	1.5%
# Microsoft Corp.	2,985,078	66,656,792	2.0%
* Oracle Corp.	1,489,655	27,245,790	0.8%
QUALCOMM, Inc.	623,836	23,867,965	0.7%
Other Securities		155,843,856	4.9%
Total Information Technology		499,660,337	15.3%
Materials — (2.5%)
# Monsanto Co.	209,091	18,604,917	0.6%
Other Securities		82,742,804	2.5%
Total Materials		101,347,721	3.1%
Real Estate Investment Trusts — (0.9%)
Total Real Estate Investment Trusts		34,307,409	1.0%
Telecommunication Services — (2.7%)
AT&T, Inc.	2,240,314	59,973,206	1.8%
Verizon Communications, Inc.	1,082,609	32,121,009	1.0%
Other Securities		14,620,434	0.5%
Total Telecommunication Services		106,714,649	3.3%
Utilities — (3.1%)
Total Utilities		121,394,214	3.7%
TOTAL COMMON STOCKS		3,222,514,537	98.4%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%,11/03/08 (Collateralized by $36,525,000 FNMA 5.00%, 06/01/23, valued at $34,569,468) to be repurchased at $34,058,668	$34,056	34,056,000	1.0%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (18.2%)
§@ DFA Short Term Investment Fund LP	665,250,501	$665,250,501	20.3%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $66,764,882 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/18 to 12/01/37 & U.S. Treasury STRIP, rates ranging from 0.569%(y) to 1.359%(y), maturities ranging from 11/30/08 to 11/30/09, valued at $51,835,339) to be repurchased at $50,489,596	$50,489	50,488,600	1.6%
TOTAL SECURITIES LENDING COLLATERAL		725,739,101	22.2%
TOTAL INVESTMENTS — (100.0%) (Cost $4,182,606,777)		$3,982,309,638	121.6%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia 6.250%, 03/30/09	5,000	$3,267,770
CANADA — (3.6%)
BONDS — (3.6%)
Ontario, Province of (u) 3.125%, 09/08/10	7,000	7,109,382
GERMANY — (3.6%)
BONDS — (3.6%)
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	700,000	7,098,040
SWEDEN — (2.6%)
BONDS — (2.6%)
Kommuninvest (t) 5.000%, 11/25/08	2,300	1,527,700
Svensk Exportkredit AB (u) 4.000%, 06/15/10	3,700	3,705,428
TOTAL — SWEDEN		5,233,128
UNITED KINGDOM — (1.3%)
BONDS — (1.3%)
BP Capital Markets P.L.C. (u) 4.875%, 03/15/10	2,500	2,491,877
UNITED STATES — (86.8%)
AGENCY OBLIGATIONS — (35.4%)
Federal Farm Credit Bank 2.750%, 05/04/10	3,600	3,572,255
Federal Home Loan Bank 2.375%, 04/30/10	1,400	1,381,730
4.875%, 05/14/10	5,800	5,937,054
4.250%, 06/11/10	6,900	7,004,128
3.500%, 07/16/10	3,800	3,814,121
3.375%, 08/13/10	9,900	9,917,572
Federal Home Loan Bank Discount Note ❖(y) 2.695%, 01/07/09	17,000	16,967,462
❖ 1.950%, 01/26/09	2,000	1,995,053
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	8,000	7,913,200
Federal National Mortgage Association 4.125%, 05/15/10	6,100	6,179,019
2.375%, 05/20/10	3,500	3,458,899
Federal National Mortgage Association Discount Note ❖ 2.350%, 01/12/09	2,000	1,995,878
TOTAL AGENCY OBLIGATIONS		70,136,371

	Face Amount^	Value†
	(000)
BONDS — (26.8%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	$8,737,119
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	7,000	6,994,015
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	6,500	6,476,899
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	3,400	3,386,012
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	7,000	6,565,608
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	6,800	6,788,617
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	2,500	2,495,085
Wal-Mart Stores, Inc. 6.875%, 08/10/09	7,500	7,732,380
Wells Fargo Bank & Co. 4.625%, 08/09/10	4,000	3,983,428
TOTAL BONDS		53,159,163
CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.5%)
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	7,000	6,992,526
COMMERCIAL PAPER — (16.2%)
AT&T, Inc. 1.250%, 11/10/08	5,000	4,998,334
KFW 1.250%, 11/05/08	5,500	5,498,862
Novartis Finance Corp. 0.970%, 11/05/08	4,500	4,499,069
NSTAR Electric Company 1.050%, 11/10/08	5,500	5,498,396
Pitney Bowes, Inc. 1.000%, 11/13/08	5,000	4,997,052
Societe Generale North America 3.100%, 05/01/09	3,000	2,951,922
Westpac Banking Corp. 3.020%, 09/04/09	3,800	3,696,940
TOTAL COMMERCIAL PAPER		32,140,575

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
EXCHANGE-TRADED FUND — (2.2%)
SPDR Trust Series I	44,100	$4,275,054
TOTAL — UNITED STATES		166,703,689

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (3.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,372,454	$5,372,454
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $1,055,000 FNMA 5.00%, 06/01/23, valued at $1,010,854) to be repurchased at $995,078	$995	995,000
TOTAL TEMPORARY CASH INVESTMENTS		6,367,454
TOTAL INVESTMENTS — (100.0%) (Cost $199,118,479)		$198,271,340

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	5,590,306	$54,281,871	0.8%
Comcast Corp. Class A	12,216,542	192,532,702	2.9%
# Comcast Corp. Special Class A Non-Voting	3,110,315	47,961,057	0.7%
* Liberty Media Corp. - Entertainment Class A	3,864,672	62,221,219	0.9%
# Time Warner, Inc.	18,369,180	185,345,026	2.7%
# Tyco Electronics, Ltd.	1,537,111	29,881,438	0.4%
Other Securities		292,496,695	4.4%
Total Consumer Discretionary		864,720,008	12.8%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	1,219,060	25,271,114	0.4%
# Coca-Cola Enterprises, Inc.	3,519,272	35,368,684	0.5%
Kraft Foods, Inc.	5,533,321	161,240,974	2.4%
Molson Coors Brewing Co.	755,890	28,240,050	0.4%
Other Securities		116,481,392	1.7%
Total Consumer Staples		366,602,214	5.4%
Energy — (13.4%)
# Anadarko Petroleum Corp.	3,422,156	120,802,107	1.8%
# Apache Corp.	2,051,191	168,874,555	2.5%
# Chesapeake Energy Corp.	2,496,221	54,841,975	0.8%
# ConocoPhillips	4,659,773	242,401,391	3.6%
# Devon Energy Corp.	1,962,942	158,723,490	2.4%
Marathon Oil Corp.	2,640,550	76,840,005	1.1%
Other Securities		177,364,431	2.6%
Total Energy		999,847,954	14.8%
Financials — (27.3%)
Allstate Corp.	2,540,615	67,046,830	1.0%
# Bank of America Corp.	7,236,574	174,907,994	2.6%
# Capital One Financial Corp.	1,668,884	65,286,742	1.0%
# Chubb Corp.	1,620,173	83,957,365	1.2%
# Cincinnati Financial Corp.	1,305,789	33,937,456	0.5%
CNA Financial Corp.	1,896,282	29,506,148	0.4%
JPMorgan Chase & Co.	7,213,911	297,573,829	4.4%
Loews Corp.	3,808,002	126,463,746	1.9%
# M&T Bank Corp.	440,052	35,688,217	0.5%
# Merrill Lynch & Co., Inc.	1,408,640	26,186,618	0.4%
# MetLife, Inc.	5,000,810	166,126,908	2.5%
# Morgan Stanley	2,999,997	52,409,948	0.8%
# New York Community Bancorp, Inc.	2,223,800	34,824,708	0.5%
# Prudential Financial, Inc.	1,829,600	54,888,000	0.8%
# SunTrust Banks, Inc.	945,360	37,946,750	0.6%
The Travelers Companies, Inc.	5,075,909	215,979,928	3.2%
Unum Group	2,404,389	37,869,127	0.6%
Other Securities		492,099,070	7.3%
Total Financials		2,032,699,384	30.2%
Health Care — (1.6%)
*# WellPoint, Inc.	1,694,537	65,866,653	1.0%
Other Securities		52,007,419	0.8%
Total Health Care		117,874,072	1.8%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (15.4%)
*# Allied Waste Industries, Inc.	2,682,276	$27,949,316	0.4%
# Burlington Northern Santa Fe Corp.	2,178,273	193,996,993	2.9%
# CSX Corp.	3,309,804	151,324,239	2.2%
FedEx Corp.	432,063	28,243,958	0.4%
# Norfolk Southern Corp.	3,154,102	189,056,874	2.8%
# Northrop Grumman Corp.	2,590,384	121,463,106	1.8%
# Southwest Airlines Co.	5,076,220	59,797,872	0.9%
Union Pacific Corp.	4,066,600	271,526,882	4.0%
Other Securities		105,722,697	1.7%
Total Industrials		1,149,081,937	17.1%
Information Technology — (3.7%)
*# Computer Sciences Corp.	1,361,543	41,064,137	0.6%
*# Symantec Corp.	2,636,076	33,161,836	0.5%
Xerox Corp.	3,605,491	28,916,038	0.4%
Other Securities		170,627,649	2.6%
Total Information Technology		273,769,660	4.1%
Materials — (3.0%)
# Dow Chemical Co.	2,427,760	64,748,359	1.0%
# International Paper Co.	1,643,445	28,300,123	0.4%
# Weyerhaeuser Co.	1,415,829	54,112,984	0.8%
Other Securities		78,273,714	1.1%
Total Materials		225,435,180	3.3%
Telecommunication Services — (7.7%)
# AT&T, Inc.	9,749,000	260,980,730	3.9%
# Verizon Communications, Inc.	8,542,208	253,447,311	3.7%
Other Securities		58,656,568	0.9%
Total Telecommunication Services		573,084,609	8.5%
Utilities — (0.1%)
Total Utilities		4,787,743	0.1%
TOTAL COMMON STOCKS		6,607,902,761	98.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $130,825,000 FNMA 5.50%, 05/01/37 & 6.00%, 05/01/38, valued at $146,641,902) to be repurchased at $144,481,317	$144,470	144,470,000	2.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (9.4%)
§@ DFA Short Term Investment Fund LP	641,002,721	$641,002,721	9.5%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $65,652,304 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 09/01/38 & U.S. Treasury STRIP 0.599%(y), 02/15/09, valued at $49,188,211) to be repurchased at $48,070,107	$48,069	48,069,158	0.7%
TOTAL SECURITIES LENDING COLLATERAL		699,071,879	10.4%
TOTAL INVESTMENTS — (100.0%) (Cost $9,331,596,076)		$7,451,444,640	110.6%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.4%)
Consumer Discretionary — (11.9%)
# American Greetings Corp. Class A	1,904,200	$22,241,056	0.4%
# Bob Evans Farms, Inc.	1,322,901	27,622,173	0.5%
*# Jarden Corp.	1,406,615	25,037,747	0.5%
# Scholastic Corp.	1,773,991	32,943,013	0.6%
*# Zale Corp.	1,488,264	25,389,784	0.5%
Other Securities		631,061,425	11.4%
Total Consumer Discretionary		764,295,198	13.9%
Consumer Staples — (3.2%)
*# Hain Celestial Group, Inc.	1,305,774	30,346,188	0.6%
Seaboard Corp.	18,484	24,768,560	0.5%
# Universal Corp.	754,474	29,869,626	0.6%
Other Securities		124,021,987	2.1%
Total Consumer Staples		209,006,361	3.8%
Energy — (4.5%)
*# Comstock Resources, Inc.	568,074	28,074,217	0.5%
* Encore Acquisition Co.	781,016	24,328,648	0.5%
* Stone Energy Corp.	974,813	29,575,826	0.6%
* Whiting Petroleum Corp.	500,221	26,006,490	0.5%
Other Securities		184,237,941	3.2%
Total Energy		292,223,122	5.3%
Financials — (22.7%)
* Argo Group International Holdings, Ltd.	674,606	21,519,931	0.4%
# Brookline Bancorp, Inc.	2,214,827	25,913,476	0.5%
# Chemical Financial Corp.	826,061	21,700,622	0.4%
Delphi Financial Group, Inc. Class A	1,497,269	23,581,987	0.4%
# First Niagara Financial Group, Inc.	3,669,543	57,868,693	1.1%
Harleysville Group, Inc.	1,092,091	34,488,234	0.6%
Infinity Property & Casualty Corp.	614,512	24,469,868	0.5%
MB Financial, Inc.	1,096,148	32,566,557	0.6%
# National Penn Bancshares, Inc.	1,947,592	32,992,208	0.6%
* Navigators Group, Inc.	570,373	28,809,540	0.5%
# NewAlliance Bancshares, Inc.	3,421,707	47,219,557	0.9%
# Prosperity Bancshares, Inc.	1,106,919	36,760,780	0.7%
# Provident Financial Services, Inc.	2,524,606	37,010,724	0.7%
Selective Insurance Group, Inc.	1,945,426	46,203,867	0.9%
# Susquehanna Bancshares, Inc.	2,051,230	31,773,553	0.6%
# Umpqua Holdings Corp.	1,592,927	27,111,618	0.5%
# United Fire & Casualty Co.	1,130,390	26,191,136	0.5%
Other Securities		904,996,792	16.1%
Total Financials		1,461,179,143	26.5%
Health Care — (6.6%)
Alpharma, Inc. Class A	1,472,500	46,103,975	0.9%
*# CONMED Corp.	861,645	22,575,099	0.4%
* Kindred Healthcare, Inc.	1,758,075	25,474,507	0.5%
Other Securities		334,466,347	6.0%
Total Health Care		428,619,928	7.8%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (14.8%)
*# Alaska Air Group, Inc.	998,489	$24,662,678	0.5%
# Applied Industrial Technologies, Inc.	1,450,550	29,286,605	0.5%
# Arkansas Best Corp.	860,090	25,106,027	0.5%
# Briggs & Stratton Corp.	2,077,065	32,734,544	0.6%
* Esterline Technologies Corp.	1,050,823	37,882,169	0.7%
IKON Office Solutions, Inc.	3,449,107	59,428,114	1.1%
# Regal-Beloit Corp.	979,413	31,889,687	0.6%
* Republic Airways Holdings, Inc.	1,682,318	25,150,654	0.5%
# Trinity Industries, Inc.	1,524,225	25,728,918	0.5%
# Watts Water Technologies, Inc.	909,616	24,041,151	0.4%
# Werner Enterprises, Inc.	2,808,495	55,102,672	1.0%
Other Securities		583,830,089	10.4%
Total Industrials		954,843,308	17.3%
Information Technology — (14.6%)
* Benchmark Electronics, Inc.	2,841,081	34,064,561	0.6%
* Coherent, Inc.	1,102,339	27,889,177	0.5%
* MKS Instruments, Inc.	2,124,394	39,407,509	0.7%
* MPS Group, Inc.	3,486,300	27,158,277	0.5%
*# Skyworks Solutions, Inc.	5,636,470	40,188,031	0.7%
* Sycamore Networks, Inc.	6,557,032	21,900,487	0.4%
Other Securities		748,429,732	13.7%
Total Information Technology		939,037,774	17.1%
Materials — (4.2%)
# Westlake Chemical Corp.	1,245,569	22,706,723	0.4%
Other Securities		246,046,065	4.5%
Total Materials		268,752,788	4.9%
Other — (0.0%)
Total Other		701,790	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		21,365,833	0.4%
Utilities — (0.6%)
Total Utilities		37,343,547	0.7%
TOTAL COMMON STOCKS		5,377,368,792	97.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		13,361	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $102,925,000 FNMA 5.00%, 08/25/18, valued at $106,194,565) to be repurchased at $104,630,195	$104,622	104,622,000	1.9%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.0%)
§@ DFA Short Term Investment Fund LP	883,621,350	$883,621,350	16.0%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $96,893,468 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 10/01/38 & U.S. Treasury STRIP 1.710%(y), 11/15/09 & 4.810%(y), 08/15/18, valued at $71,913,412) to be repurchased at 70,034,901	$70,034	70,033,515	1.3%
TOTAL SECURITIES LENDING COLLATERAL		963,654,865	17.5%
TOTAL INVESTMENTS — (100.0%) (Cost $7,857,832,882)		$6,445,659,018	117.1%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.7%)
Consumer Discretionary — (13.8%)
# American Axle & Manufacturing Holdings, Inc.	1,125,583	$4,040,843	0.2%
# Cooper Tire & Rubber Co.	1,248,791	9,528,275	0.5%
Finish Line, Inc. Class A	613,086	5,867,233	0.3%
# Furniture Brands International, Inc.	1,071,088	6,094,491	0.3%
# Group 1 Automotive, Inc.	440,812	4,430,161	0.2%
# La-Z-Boy, Inc.	1,020,700	5,899,646	0.3%
# Matthews International Corp. Class A	90,967	4,059,857	0.2%
# Media General, Inc. Class A	555,071	4,235,192	0.2%
Modine Manufacturing Co.	740,935	5,482,919	0.3%
*# Netflix, Inc.	195,382	4,837,658	0.2%
* RC2 Corp.	344,107	4,370,159	0.2%
Stage Stores, Inc.	891,446	6,873,049	0.3%
# Superior Industries International, Inc.	431,867	6,175,698	0.3%
Other Securities		278,947,043	13.5%
Total Consumer Discretionary		350,842,224	17.0%
Consumer Staples — (3.5%)
Casey's General Stores, Inc.	137,677	4,157,845	0.2%
*# Chattem, Inc.	54,784	4,145,505	0.2%
Other Securities		79,255,382	3.8%
Total Consumer Staples		87,558,732	4.2%
Energy — (3.4%)
# USEC, Inc.	1,349,307	5,572,638	0.3%
Other Securities		80,752,714	3.9%
Total Energy		86,325,352	4.2%
Financials — (14.2%)
American Equity Investment Life Holding Co.	1,022,703	4,622,618	0.2%
First Niagara Financial Group, Inc.	305,149	4,812,200	0.2%
Horace Mann Educators Corp.	928,504	7,390,892	0.4%
* LaBranche & Co., Inc.	719,750	4,484,042	0.2%
* ProAssurance Corp.	91,350	5,019,682	0.3%
* SVB Financial Group	88,886	4,573,185	0.2%
# Westamerica Bancorporation	81,557	4,669,138	0.2%
Other Securities		325,655,923	15.8%
Total Financials		361,227,680	17.5%
Health Care — (10.1%)
*# Amedisys, Inc.	77,134	4,351,129	0.2%
* Celera Corp.	486,795	5,505,651	0.3%
*# Haemonetics Corp.	74,847	4,420,464	0.2%
*# NuVasive, Inc.	97,252	4,579,597	0.2%
Owens & Minor, Inc.	119,100	5,153,457	0.3%
# Valeant Pharmaceuticals International	250,587	4,703,518	0.2%
Other Securities		226,442,860	10.9%
Total Health Care		255,156,676	12.3%
Industrials — (14.1%)
# CLAROC, Inc.	139,800	4,947,522	0.2%
Curtiss-Wright Corp.	116,200	4,287,780	0.2%
G & K Services, Inc. Class A	225,665	5,097,772	0.3%
# Granite Construction, Inc.	121,200	4,323,204	0.2%
# Heartland Express, Inc.	264,941	4,064,195	0.2%
IKON Office Solutions, Inc.	297,560	5,126,959	0.3%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# NCI Building Systems, Inc.	234,062	$4,355,894	0.2%
*# PHH Corp.	1,090,949	8,793,049	0.4%
# Rollins, Inc.	292,175	5,133,515	0.3%
*# School Specialty, Inc.	223,928	4,702,488	0.2%
* Teledyne Technologies, Inc.	95,800	4,365,606	0.2%
Other Securities		303,410,210	14.7%
Total Industrials		358,608,194	17.4%
Information Technology — (13.4%)
* Exar Corp.	850,992	5,684,627	0.3%
InfoSpace, Inc.	655,004	5,613,384	0.3%
*# Microsemi Corp.	193,402	4,204,559	0.2%
* Vignette Corp.	527,254	4,281,302	0.2%
* Zoran Corp.	809,353	6,588,133	0.3%
Other Securities		314,548,511	15.2%
Total Information Technology		340,920,516	16.5%
Materials — (3.9%)
# Gibraltar Industries, Inc.	302,619	4,009,702	0.2%
# Silgan Holdings, Inc.	92,969	4,326,777	0.2%
Spartech Corp.	637,365	4,053,641	0.2%
Other Securities		85,355,238	4.1%
Total Materials		97,745,358	4.7%
Other — (0.0%)
Total Other		60,929	0.0%
Telecommunication Services — (0.7%)
Total Telecommunication Services		16,937,504	0.8%
Utilities — (2.6%)
New Jersey Resources Corp.	111,150	4,139,226	0.2%
# WGL Holdings, Inc.	130,372	4,196,675	0.2%
Other Securities		58,286,657	2.8%
Total Utilities		66,622,558	3.2%
TOTAL COMMON STOCKS		2,022,005,723	97.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		5,269	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,815,000 FNMA 5.11%(r), 01/01/36, valued at $53,960,447) to be repurchased at $53,164,164	$53,160	53,160,000	2.6%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (18.2%)
§@ DFA Short Term Investment Fund LP	423,607,839	$423,607,839	20.5%
@ PNC Demand Deposit Account 0.22%	10,000,000	10,000,000	0.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $36,131,387 FNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 08/01/36 to 11/01/37 & U.S. Treasury STRIP, rates ranging from 1.423%(y) to 4.623%(y), maturities ranging from 11/15/10 to 02/15/17, valued at $28,847,755) to be repurchased at $28,107,400	$28,107	28,106,849	1.3%
TOTAL SECURITIES LENDING COLLATERAL		461,714,688	22.3%
TOTAL INVESTMENTS - (100.0%) (Cost $2,867,896,535)		$2,536,885,680	122.7%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.5%)
Consumer Discretionary — (12.5%)
# ArvinMeritor, Inc.	3,137,462	$18,573,775	0.5%
# Brunswick Corp.	2,156,278	7,482,285	0.2%
# Cox Radio, Inc.	1,269,099	6,916,590	0.2%
# Penske Automotive Group, Inc.	1,152,883	9,442,112	0.3%
# Ryland Group, Inc.	502,072	9,433,933	0.3%
# Sonic Automotive, Inc.	1,282,597	6,579,723	0.2%
*# TiVo, Inc.	939,095	6,451,583	0.2%
Other Securities		373,665,567	10.6%
Total Consumer Discretionary		438,545,568	12.5%
Consumer Staples — (4.4%)
# Chiquita Brands International, Inc.	1,589,717	21,699,637	0.6%
*# Green Mountain Coffee, Inc.	229,200	6,644,508	0.2%
*# USANA Health Services, Inc.	174,170	6,608,010	0.2%
Other Securities		120,435,991	3.4%
Total Consumer Staples		155,388,146	4.4%
Energy — (3.0%)
* Harvest Natural Resources, Inc.	964,097	8,185,184	0.2%
*# Mariner Energy, Inc.	767,892	11,049,966	0.3%
* Petroleum Development Corp.	491,060	10,169,853	0.3%
Other Securities		75,241,165	2.2%
Total Energy		104,646,168	3.0%
Financials — (16.3%)
BancFirst Corp.	152,633	7,692,703	0.2%
# Central Pacific Financial Corp.	1,071,063	16,708,583	0.5%
# City Holding Co.	174,419	7,297,691	0.2%
# Community Bank System, Inc.	282,197	7,040,815	0.2%
Financial Federal Corp.	272,250	6,302,587	0.2%
Infinity Property & Casualty Corp.	159,371	6,346,153	0.2%
* Navigators Group, Inc.	150,925	7,623,222	0.2%
# NBT Bancorp, Inc.	305,924	8,529,161	0.3%
# PacWest Bancorp	1,007,063	25,166,504	0.7%
The Phoenix Companies, Inc.	2,668,100	17,262,607	0.5%
WesBanco, Inc.	244,944	6,657,578	0.2%
Other Securities		456,676,093	12.9%
Total Financials		573,303,697	16.3%
Health Care — (10.2%)
* Amsurg Corp.	297,081	7,409,200	0.2%
* CONMED Corp.	266,279	6,976,510	0.2%
Datascope Corp.	151,010	7,576,172	0.2%
* Gentiva Health Services, Inc.	273,736	7,431,932	0.2%
Other Securities		329,931,811	9.4%
Total Health Care		359,325,625	10.2%
Industrials — (13.3%)
* Alaska Air Group, Inc.	546,500	13,498,550	0.4%
*# Axsys Technologies, Inc.	101,363	6,692,999	0.2%
# Healthcare Services Group, Inc.	410,100	6,791,256	0.2%
Kelly Services, Inc. Class A	1,184,737	16,870,655	0.5%
# Raven Industries, Inc.	349,469	11,249,407	0.3%
SkyWest, Inc.	1,074,109	16,552,020	0.5%
Other Securities		393,445,841	11.2%
Total Industrials		465,100,728	13.3%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (15.5%)
* Applied Micro Circuits Corp.	2,438,511	$12,460,791	0.4%
Black Box Corp.	312,624	9,506,896	0.3%
* Cabot Microelectronics Corp.	234,301	6,731,468	0.2%
* Entegris, Inc.	5,110,889	13,748,291	0.4%
* Insight Enterprises, Inc.	1,369,813	13,328,280	0.4%
*# L-1 Identity Solutions, Inc.	2,755,074	22,591,607	0.7%
MAXIMUS, Inc.	212,800	6,796,832	0.2%
* RealNetworks, Inc.	1,853,418	7,932,629	0.2%
* Sykes Enterprises, Inc.	403,892	6,446,116	0.2%
* Vishay Intertechnology, Inc.	3,213,163	13,848,733	0.4%
Other Securities		428,747,115	12.1%
Total Information Technology		542,138,758	15.5%
Materials — (3.7%)
# AMCOL International Corp.	271,602	6,662,397	0.2%
Arch Chemicals, Inc.	231,263	6,560,931	0.2%
Louisiana-Pacific Corp.	2,892,020	13,881,696	0.4%
Other Securities		101,036,135	2.9%
Total Materials		128,141,159	3.7%
Other — (0.0%)
Total Other		180,680	0.0%
Telecommunication Services — (0.8%)
* Premiere Global Services, Inc.	690,525	6,870,724	0.2%
Other Securities		19,807,941	0.6%
Total Telecommunication Services		26,678,665	0.8%
Utilities — (1.8%)
# California Water Service Group	204,531	7,682,184	0.2%
MGE Energy, Inc.	205,779	7,331,906	0.2%
Other Securities		48,883,191	1.4%
Total Utilities		63,897,281	1.8%
TOTAL COMMON STOCKS		2,857,346,475	81.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,872	0.0%
TEMPORARY CASH INVESTMENTS — (1.9%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	51,833,986	51,833,986	1.5%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $19,025,000 FNMA 6.50%, 08/01/36, valued at $14,189,577) to be repurchased at $13,978,095	$13,977	13,977,000	0.4%
TOTAL TEMPORARY CASH INVESTMENTS		65,810,986	1.9%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (16.6%)
§@ DFA Short Term Investment Fund LP	534,979,627	$534,979,627	15.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $67,424,373 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/32 to 08/01/38 & U.S. Treasury STRIP 0.566%(y), 11/15/08, valued at $49,299,172) to be repurchased at $47,982,801	$47,982	47,981,844	1.4%
TOTAL SECURITIES LENDING COLLATERAL		582,961,471	16.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,891,675,999)		$3,506,125,804	100.0%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,716,458	0.8%
Commonwealth Bank of Australia	2,119,091	57,926,994	1.2%
# National Australia Bank, Ltd.	3,087,538	50,098,709	1.1%
Other Securities		107,641,792	2.3%
TOTAL — AUSTRALIA		254,383,953	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		28,305,261	0.6%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		29,328,450	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256	0.0%
TOTAL — BELGIUM		29,328,706	0.6%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,226,832	28,052,344	0.6%
# EnCana Corp.	560,598	28,478,732	0.6%
Petro-Canada	1,205,300	30,140,000	0.6%
Sun Life Financial, Inc.	1,262,400	29,693,056	0.6%
Other Securities		200,692,451	4.4%
TOTAL — CANADA		317,056,583	6.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		46,987,354	1.0%
FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		52,418,538	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
# AXA SA	2,818,397	53,842,817	1.2%
# BNP Paribas SA	1,558,158	112,501,123	2.4%
# Compagnie de Saint-Gobain	580,915	22,415,677	0.5%
Vivendi SA	2,482,257	64,884,026	1.4%
Other Securities		208,936,536	4.3%
TOTAL — FRANCE		462,580,179	9.8%
GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
Allianz SE	442,712	33,313,833	0.7%
# Daimler AG	1,684,003	57,854,323	1.2%
# Deutsche Bank AG	774,190	28,921,349	0.6%
# Deutsche Telekom AG	2,621,866	38,930,629	0.8%
Deutsche Telekom AG Sponsored ADR	2,705,150	40,171,477	0.9%
E.ON AG	1,781,013	68,160,893	1.5%
# E.ON AG Sponsored ADR	1,091,708	41,484,904	0.9%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	388,934	$50,491,309	1.1%
Other Securities		114,673,630	2.4%
TOTAL — GERMANY		474,002,347	10.1%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		14,142,756	0.3%
HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
# Cheung Kong Holdings, Ltd.	3,224,000	30,955,317	0.7%
Hutchison Whampoa, Ltd.	5,472,000	29,569,976	0.6%
Sun Hung Kai Properties, Ltd.	2,528,000	22,148,070	0.5%
Other Securities		54,353,926	1.1%
TOTAL — HONG KONG		137,027,289	2.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		16,882,601	0.4%
ITALY — (1.9%)
COMMON STOCKS — (1.9%)
UniCredito Italiano SpA	10,088,794	24,697,595	0.5%
Other Securities		78,187,153	1.7%
TOTAL — ITALY		102,884,748	2.2%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	24,799,840	0.5%
Hitachi, Ltd.	6,574,000	30,865,283	0.7%
Tokio Marine Holdings, Inc.	1,457,311	44,952,061	1.0%
Other Securities		621,977,287	13.2%
TOTAL — JAPAN		722,594,471	15.4%
NETHERLANDS — (3.5%)
COMMON STOCKS — (3.5%)
# ArcelorMittal	1,877,993	48,755,658	1.0%
ING Groep NV	3,093,625	29,019,312	0.6%
Koninklijke Philips Electronics NV	3,192,970	59,005,541	1.3%
Other Securities		50,984,660	1.1%
TOTAL — NETHERLANDS		187,765,171	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,460,246	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		42,910,368	0.9%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		6,541,713	0.1%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		57,732,771	1.2%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,025,356	75,980,397	1.6%
# Banco Santander SA Sponsored ADR	3,044,700	32,700,078	0.7%
Repsol YPF SA	1,204,043	22,895,968	0.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA Sponsored ADR	1,285,700	$24,582,584	0.5%
Other Securities		68,834,633	1.5%
TOTAL — SPAIN		224,993,660	4.8%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	4,247,718	34,046,034	0.7%
Other Securities		94,071,267	2.0%
TOTAL — SWEDEN		128,117,301	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
* Compagnie Financiere Richemont SA Series A	1,125,900	23,669,433	0.5%
Credit Suisse Group AG	1,755,349	65,639,295	1.4%
# Credit Suisse Group AG Sponsored ADR	591,859	22,135,527	0.5%
Holcim, Ltd.	435,033	24,709,544	0.5%
Swiss Re	725,996	30,276,699	0.6%
Zurich Financial SVCS AG	300,246	60,913,201	1.3%
Other Securities		92,813,720	2.0%
TOTAL — SWITZERLAND		320,157,419	6.8%
UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
Anglo American P.L.C.	1,329,421	33,356,819	0.7%
Aviva P.L.C.	6,571,996	39,201,982	0.8%
# Barclays P.L.C. Sponsored ADR	2,197,790	23,670,198	0.5%
# HSBC Holdings P.L.C. Sponsored ADR	2,176,243	128,398,337	2.7%
Kingfisher P.L.C.	12,172,495	22,467,306	0.5%
Royal Dutch Shell P.L.C. ADR	1,294,780	71,588,386	1.5%
RSA Insurance Group P.L.C.	12,939,111	28,774,426	0.6%
Vodafone Group P.L.C.	56,881,367	109,423,488	2.3%
Vodafone Group P.L.C. Sponsored ADR	6,370,018	122,750,247	2.6%
William Morrison Supermarkets P.L.C.	6,906,878	29,409,035	0.6%
Other Securities		324,025,564	7.1%
TOTAL — UNITED KINGDOM		933,065,788	19.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $92,080,000 FHLMC 4.50%, 05/01/23, valued at $87,591,100) to be repurchased at $86,299,760	$86,293	86,293,000	1.8%
	Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund LP	757,347,231	757,347,231	16.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,471,793 FHLMC 7.000%, 08/01/37, valued at $2,958,290) to be repurchased at $2,900,344	$2,900	2,900,284	0.1%
TOTAL SECURITIES LENDING COLLATERAL		760,247,515	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $7,723,320,604)		$5,413,879,738	115.2%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
# Chofu Seisakusho Co., Ltd.	124,300	$2,715,167	0.3%
# DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294	0.3%
Kanto Auto Works, Ltd.	237,000	2,879,846	0.3%
# Matsuya Co., Ltd.	179,700	3,806,351	0.4%
Nissan Shatai Co., Ltd.	510,300	3,332,970	0.3%
# PanaHome Corp.	519,200	3,079,083	0.3%
Sumitomo Forestry Co., Ltd.	440,766	2,892,042	0.3%
Other Securities		197,161,791	18.4%
Total Consumer Discretionary		218,595,544	20.6%
Consumer Staples — (8.6%)
# Fancl Corp.	238,100	2,985,237	0.3%
Fuji Oil Co., Ltd.	296,500	3,403,727	0.3%
Heiwado Co., Ltd.	198,600	2,955,905	0.3%
# Hokuto Corp.	110,300	2,921,277	0.3%
# Life Corp.	183,900	3,363,423	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	2,755,994	0.3%
Nippon Flour Mills Co., Ltd.	604,000	2,769,324	0.3%
# Ryoshoku, Ltd.	149,500	2,851,547	0.3%
# Snow Brand Milk Products Co., Ltd.	900,000	3,411,961	0.3%
The Nisshin Oillio Group, Ltd.	585,000	2,767,054	0.3%
# Unicharm Petcare Corp.	97,300	3,433,347	0.3%
Other Securities		86,240,387	8.0%
Total Consumer Staples		119,859,183	11.3%
Energy — (1.1%)
Total Energy		14,514,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	3,449,129	0.3%
Shikoku Bank, Ltd.	742,000	3,396,954	0.3%
The Akita Bank, Ltd.	666,400	2,770,580	0.3%
# The Bank of Ikeda, Ltd.	70,300	2,820,573	0.3%
# The Bank of Iwate, Ltd.	63,300	3,934,220	0.4%
# The Fukui Bank, Ltd.	841,000	2,862,494	0.3%
The Oita Bank, Ltd.	491,900	3,053,271	0.3%
Toho Bank, Ltd.	759,200	3,231,050	0.3%
# Yamagata Bank, Ltd.	584,500	3,513,370	0.3%
Other Securities		80,587,065	7.5%
Total Financials		109,618,706	10.3%
Health Care — (3.6%)
# Hogy Medical Co., Ltd.	54,500	3,010,223	0.3%
Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136	0.3%
# Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649	0.4%
# Nipro Corp.	201,100	3,083,037	0.3%
Other Securities		37,337,087	3.4%
Total Health Care		50,487,132	4.7%
Industrials — (20.9%)
# Aeon Delight Co., Ltd.	139,000	3,424,202	0.3%
Chudenko Corp.	209,200	3,139,609	0.3%
# Daiseki Co., Ltd.	147,263	3,354,018	0.3%
# Fukuyama Transporting Co., Ltd.	912,400	3,876,253	0.4%
Hitachi Transport System, Ltd.	313,000	4,185,718	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Kyowa Exeo Corp.	345,000	$3,382,599	0.3%
# Miura Co., Ltd.	141,400	2,904,502	0.3%
Moshi Moshi Hotline, Inc.	119,450	2,850,086	0.3%
# Okumura Corp.	750,400	2,941,288	0.3%
# Takara Standard Co., Ltd.	515,000	2,759,215	0.3%
# Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364	0.3%
Other Securities		254,297,826	23.8%
Total Industrials		289,850,680	27.3%
Information Technology — (8.0%)
* IT Holdings Corp.	292,801	3,160,478	0.3%
# Net One Systems Co., Ltd.	1,889	3,081,215	0.3%
Other Securities		104,504,448	9.8%
Total Information Technology		110,746,141	10.4%
Materials — (8.3%)
# Daio Paper Corp.	424,500	3,204,902	0.3%
Kureha Corp.	627,500	2,783,997	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,712,223	0.3%
# Nippon Paint Co., Ltd.	759,200	2,928,416	0.3%
Other Securities		104,085,095	9.7%
Total Materials		115,714,633	10.9%
Utilities — (0.7%)
# Okinawa Electric Power Co., Ltd.	59,571	3,492,510	0.3%
# Saibu Gas Co., Ltd.	1,296,000	3,199,312	0.3%
Other Securities		3,316,530	0.3%
Total Utilities		10,008,352	0.9%
TOTAL COMMON STOCKS		1,039,394,556	97.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000	0.8%
	Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§@ DFA Short Term Investment Fund LP	337,066,073	337,066,073	31.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030	0.3%
TOTAL SECURITIES LENDING COLLATERAL		339,879,103	32.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,830,699,372)		$1,388,557,659	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
ABB Grain, Ltd.	763,384	$4,171,028	1.0%
Adelaide Brighton, Ltd.	1,663,662	2,530,723	0.6%
Ansell, Ltd.	707,058	5,948,225	1.4%
# APA Group	1,864,187	3,632,942	0.8%
#* Arrow Energy NL	2,386,137	3,979,725	0.9%
* Austar United Communications, Ltd.	4,173,099	2,502,765	0.6%
# Australian Infrastructure Fund	2,080,653	2,254,652	0.5%
#* Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375	0.5%
* Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002	0.9%
# AWB, Ltd.	1,641,462	2,870,752	0.7%
# Bank of Queensland, Ltd.	503,041	4,502,753	1.0%
# Beach Petroleum, Ltd.	4,877,374	3,168,055	0.7%
# Cabcharge Australia, Ltd.	518,843	2,386,955	0.5%
Campbell Brothers, Ltd.	233,990	3,746,476	0.9%
# Centennial Coal Co., Ltd.	1,532,031	3,602,679	0.8%
# ConnectEast Group, Ltd.	6,869,141	3,329,685	0.8%
# Corporate Express Australia, Ltd.	598,416	2,007,382	0.5%
# David Jones, Ltd.	2,441,858	5,029,306	1.1%
Downer EDI, Ltd.	1,176,627	3,821,175	0.9%
DUET Group	2,275,133	3,630,540	0.8%
# Futuris Corp., Ltd.	3,162,221	2,467,632	0.6%
Goodman Fielder, Ltd.	1,734,935	1,925,362	0.4%
# Great Southern, Ltd.	9,302,784	2,234,762	0.5%
# Healthscope, Ltd.	1,045,042	3,019,036	0.7%
# Hills Industries, Ltd.	752,110	1,941,101	0.4%
* Iluka Resources, Ltd.	1,928,003	4,662,051	1.1%
# JB Hi-Fi, Ltd.	446,741	2,622,426	0.6%
# Monadelphous Group, Ltd.	367,505	1,967,933	0.5%
New Hope Corp., Ltd.	2,882,889	6,666,028	1.5%
* Paladin Energy, Ltd.	1,398,252	2,142,210	0.5%
# Paperlinx, Ltd.	3,074,208	2,862,987	0.7%
# Perpetual Trustees Australia, Ltd.	126,142	2,937,413	0.7%
* Portman, Ltd.	382,760	5,457,083	1.2%
Primary Health Care, Ltd.	970,723	2,971,817	0.7%
# Ramsay Health Care, Ltd.	373,766	2,524,745	0.6%
# Reece Australia, Ltd.	239,537	2,782,776	0.6%
# Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702	0.7%
#* Sino Gold Mining, Ltd.	970,623	2,235,635	0.5%
# Spark Infrastructure Group, Ltd.	3,056,075	2,986,371	0.7%
# Ten Network Holdings, Ltd.	2,173,092	1,976,324	0.5%
Tower Australia Group, Ltd.	1,383,603	1,936,280	0.4%
# United Group, Ltd.	338,003	2,144,813	0.5%
# West Australian Newspapers Holdings, Ltd.	593,823	2,449,666	0.6%
Other Securities		134,966,367	30.1%
TOTAL COMMON STOCKS		269,806,715	61.2%
PREFERRED STOCKS — (0.1%)
Other Securities		200,165	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,517	0.0%
TOTAL — AUSTRALIA		270,013,397	61.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
# Cafe de Coral Holdings, Ltd.	1,330,000	$2,089,725	0.5%
Other Securities		70,821,340	16.0%
TOTAL COMMON STOCKS		72,911,065	16.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		47,393	0.0%
TOTAL — HONG KONG		72,958,458	16.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,633	0.0%
NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
# Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699	1.0%
Infratil, Ltd.	1,740,707	1,953,504	0.4%
Port of Tauranga, Ltd.	566,944	2,183,706	0.5%
# Ryman Healthcare, Ltd.	2,353,608	2,136,229	0.5%
# Sky City Entertainment Group, Ltd.	1,929,556	3,724,524	0.8%
Other Securities		18,274,950	4.2%
TOTAL — NEW ZEALAND		32,635,612	7.4%
SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
# Singapore Post, Ltd.	6,289,900	3,016,431	0.7%
Other Securities		47,724,176	10.8%
TOTAL COMMON STOCKS		50,740,607	11.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,265	0.0%
TOTAL — SINGAPORE		50,750,872	11.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @ DFA Short Term Investment Fund LP	139,002,499	139,002,499	31.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020	0.6%
TOTAL SECURITIES LENDING COLLATERAL		141,408,519	32.1%
TOTAL INVESTMENTS — (100.0%) (Cost $841,787,919)		$578,758,491	131.2%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
Bellway P.L.C.	406,536	$3,541,647	0.6%
Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955	1.2%
The Berkeley Group Holdings P.L.C.	300,929	3,623,265	0.6%
United Business Media P.L.C.	818,599	5,326,802	0.9%
# WH Smith P.LC.	588,205	3,536,482	0.6%
William Hill P.L.C.	1,129,837	3,473,901	0.6%
Other Securities		69,737,880	12.3%
Total Consumer Discretionary		96,118,932	16.8%
Consumer Staples — (4.0%)
Total Consumer Staples		22,882,738	4.0%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	5,249,797	0.9%
#* Imperial Energy Corp. P.L.C.	289,203	3,957,481	0.7%
* Premier Oil P.L.C.	320,409	3,841,181	0.7%
* Soco International P.L.C.	281,540	6,486,038	1.1%
Other Securities		15,497,580	2.7%
Total Energy		35,032,077	6.1%
Financials — (16.0%)
# Aberdeen Asset Management P.L.C.	2,590,854	3,912,615	0.7%
Amlin P.L.C.	1,765,553	9,040,653	1.6%
Brit Insurance Holdings P.L.C.	1,289,236	3,791,566	0.7%
Catlin Group, Ltd.	977,375	5,461,715	1.0%
Close Brothers Group P.L.C.	481,680	4,191,265	0.7%
Hiscox, Ltd.	1,535,730	6,085,323	1.1%
IG Group Holdings P.L.C.	1,197,446	5,594,476	1.0%
Intermediate Capital Group P.L.C.	326,494	5,089,854	0.9%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035	1.0%
Provident Financial P.L.C.	465,600	5,935,143	1.0%
Other Securities		36,503,089	6.3%
Total Financials		91,179,734	16.0%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,033,003	0.9%
Other Securities		13,096,124	2.3%
Total Health Care		18,129,127	3.2%
Industrials — (31.6%)
Aggreko P.L.C.	513,764	3,595,118	0.6%
Arriva P.L.C.	556,301	5,381,893	0.9%
Atkins WS P.L.C.	425,663	3,656,381	0.6%
Babcock International Group P.L.C.	853,247	5,338,849	0.9%
Carillion P.L.C.	1,523,518	5,110,129	0.9%
* Charter International P.L.C.	626,781	4,085,268	0.7%
De La Rue P.L.C.	603,748	8,709,548	1.5%
Go-Ahead Group P.L.C.	175,345	3,840,315	0.7%
Hays P.L.C.	4,810,460	5,281,079	0.9%
Homeserve P.L.C.	228,007	4,681,612	0.8%
IMI P.L.C.	1,137,010	5,053,118	0.9%
Intertek Group P.L.C.	588,823	6,973,480	1.2%
Michael Page International P.L.C.	1,235,568	4,002,170	0.7%
Mitie Group P.L.C.	1,208,230	3,671,360	0.6%
National Express Group P.L.C.	454,582	4,187,578	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Qinetiq P.L.C.	1,922,010	$5,282,500	0.9%
Spirax-Sarco Engineering P.L.C.	304,500	3,951,612	0.7%
Tomkins P.L.C.	2,633,868	4,834,455	0.9%
Ultra Electronics Holdings P.L.C.	267,145	4,739,088	0.8%
VT Group P.L.C.	677,021	5,453,608	1.0%
Other Securities		82,196,386	14.7%
Total Industrials		180,025,547	31.6%
Information Technology — (10.9%)
ARM Holdings P.L.C.	4,708,219	7,340,704	1.3%
Aveva Group P.L.C.	275,408	3,510,900	0.6%
Electrocomponents P.L.C.	1,576,293	3,615,175	0.6%
Halma P.L.C.	1,486,473	3,930,626	0.7%
Misys P.L.C.	1,982,492	3,549,838	0.6%
Rotork P.L.C.	352,833	4,227,935	0.7%
Spectris P.L.C.	499,879	4,012,371	0.7%
Other Securities		31,853,442	5.7%
Total Information Technology		62,040,991	10.9%
Materials — (3.4%)
Croda International P.L.C.	484,717	4,002,048	0.7%
Other Securities		15,693,593	2.7%
Total Materials		19,695,641	3.4%
Telecommunication Services — (0.6%)
Total Telecommunication Services		3,644,901	0.6%
Utilities — (0.7%)
Northumbrian Water Group P.L.C.	701,411	3,524,870	0.6%
Other Securities		217,845	0.1%
Total Utilities		3,742,715	0.7%
TOTAL COMMON STOCKS		532,492,403	93.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		—	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000	1.9%
	Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @ DFA Short Term Investment Fund LP	23,622,602	23,622,602	4.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920	0.7%
TOTAL SECURITIES LENDING COLLATERAL		27,460,522	4.8%
TOTAL INVESTMENTS — (100.0%) (Cost $862,575,872)		$570,519,925	100.0%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		$30,741,228	2.8%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & van Haaren NV	81,854	4,697,164	0.4%
Bekaert SA	56,746	5,583,963	0.5%
Other Securities		35,670,679	3.2%
TOTAL COMMON STOCKS		45,951,806	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,843	0.0%
TOTAL — BELGIUM		45,959,649	4.1%
DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,826,614	2.2%
FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
Elisa Oyj	251,636	3,785,238	0.4%
KCI Konecranes Oyj	243,819	4,143,341	0.4%
M-Real Oyj Series B	4,696,142	7,217,917	0.7%
Nokian Renkaat Oyj	325,926	4,261,240	0.4%
Other Securities		53,944,844	4.7%
TOTAL — FINLAND		73,352,580	6.6%
FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
Arkema	199,362	4,563,061	0.4%
# Bourbon SA	147,476	4,158,267	0.4%
* Gemalto NV	144,058	4,036,115	0.4%
# Neopost SA	57,823	4,841,088	0.4%
# Nexans SA	92,377	5,269,180	0.5%
SCOR SE	268,815	4,404,167	0.4%
Societe BIC SA	84,787	4,478,545	0.4%
* UbiSoft Entertainment SA	98,014	5,180,944	0.5%
# Valeo SA	232,962	4,057,989	0.4%
# Zodiac SA	105,911	4,141,283	0.4%
Other Securities		105,350,371	9.3%
TOTAL COMMON STOCKS		150,481,010	13.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,078	0.0%
TOTAL — FRANCE		150,487,088	13.5%
GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
# Aareal Bank AG	965,964	7,669,414	0.7%
Bilfinger Berger AG	130,384	5,898,571	0.5%
# Douglas Holding AG	100,341	3,774,315	0.4%
DVB Bank SE	173,470	5,700,167	0.5%
MVV Energie AG	136,685	5,376,434	0.5%
Norddeutsche Affinerie AG	150,696	4,825,227	0.4%
*# QIAGEN NV	549,765	7,835,387	0.7%
Rhoen-Klinikum AG	284,706	6,123,128	0.6%
*# SGL Carbon AG	217,830	4,276,121	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	173,213	$5,284,135	0.5%
Wincor Nixdorf AG	112,151	4,871,414	0.5%
Other Securities		109,518,871	9.7%
TOTAL — GERMANY		171,153,184	15.4%
GREECE — (3.1%)
COMMON STOCKS — (3.1%)
Bank of Greece	73,229	4,716,234	0.4%
Other Securities		37,377,271	3.4%
TOTAL — GREECE		42,093,505	3.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
* Aryzta AG	175,745	6,265,167	0.6%
DCC P.L.C.	308,989	4,824,869	0.4%
* Dragon Oil P.L.C.	1,438,888	3,734,083	0.3%
Other Securities		21,415,664	2.0%
TOTAL — IRELAND		36,239,783	3.3%
ITALY — (7.1%)
COMMON STOCKS — (7.1%)
Credito Bergamasco SpA	133,144	3,943,643	0.4%
# Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375	0.5%
Other Securities		85,228,395	7.6%
TOTAL COMMON STOCKS		94,975,413	8.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,365	0.0%
TOTAL — ITALY		94,990,778	8.5%
NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
# Boskalis Westminster CVA	133,054	4,392,541	0.4%
Imtech NV	248,834	3,801,534	0.3%
Nutreco Holding NV	139,331	4,442,381	0.4%
Other Securities		58,352,687	5.3%
TOTAL — NETHERLANDS		70,989,143	6.4%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		34,313,876	3.1%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Jeronimo Martins SGPS SA	731,945	3,735,278	0.3%
Other Securities		13,665,456	1.3%
TOTAL — PORTUGAL		17,400,734	1.6%
SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
Ebro Puleva SA	304,797	3,963,045	0.4%
# SOS Cuetara SA	346,559	4,826,405	0.4%
Other Securities		63,227,800	5.7%
TOTAL — SPAIN		72,017,250	6.5%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
# Elekta AB Series B	302,500	3,825,462	0.3%
Other Securities		47,841,632	4.3%
TOTAL — SWEDEN		51,667,094	4.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
Bank Sarasin & Cie Series B	172,644	$5,080,646	0.5%
Banque Privee Edmond de Rothschild SA	157	4,058,816	0.4%
Berner Kantonalbank	24,383	4,770,531	0.4%
Clariant AG	756,817	4,695,179	0.4%
# Galenica Holding AG	15,281	4,620,503	0.4%
Kuoni Reisen Holding AG	13,201	3,867,768	0.4%
# Luzerner Kantonalbank AG	18,055	3,824,786	0.3%
PSP Swiss Property AG	141,111	6,105,200	0.6%
Romande Energie Holding SA	2,758	4,765,169	0.4%
Valiant Holding AG	57,514	9,909,695	0.9%
Other Securities		104,289,550	9.3%
TOTAL COMMON STOCKS		155,987,843	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		663,447	0.1%
TOTAL — SWITZERLAND		156,651,290	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000	2.8%
	Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @ DFA Short Term Investment Fund LP	235,721,235	235,721,235	21.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		236,014,965	21.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,244,915)		$1,339,410,761	120.5%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
Astral Media, Inc. Class A	179,347	$4,147,018	1.8%
Cogeco Cable, Inc.	59,756	1,549,799	0.7%
Corus Entertainment, Inc. Class B	266,300	3,115,266	1.3%
Dorel Industries, Inc. Class B	102,100	2,244,794	1.0%
Quebecor, Inc. Class B	154,693	2,524,526	1.1%
Reitmans Canada, Ltd.	182,700	2,182,759	0.9%
* RONA, Inc.	417,385	4,068,924	1.7%
# Torstar Corp. Class B	163,800	1,569,642	0.7%
Other Securities		9,904,801	4.2%
Total Consumer Discretionary		31,307,529	13.4%
Consumer Staples — (2.3%)
Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987	1.2%
Maple Leaf Foods, Inc.	254,000	1,742,786	0.7%
Other Securities		2,362,630	1.0%
Total Consumer Staples		6,834,403	2.9%
Energy — (17.1%)
* Birchcliff Energy, Ltd.	326,600	1,609,561	0.7%
* Crew Energy, Inc.	240,536	1,353,052	0.6%
* Fairborne Energy, Ltd.	230,900	1,373,561	0.6%
*# First Calgary Petroleums, Ltd. Class A	884,300	2,553,193	1.1%
*# Galleon Energy, Inc. Class A	250,037	1,333,890	0.6%
*# Nuvista Energy, Ltd.	250,321	2,228,445	1.0%
# Pason Systems, Inc.	219,400	2,251,703	1.0%
*# ProEx Energy, Ltd.	192,800	1,981,907	0.9%
Savanna Energy Services Corp.	215,313	1,786,385	0.8%
ShawCor, Ltd.	207,300	3,138,824	1.4%
# Trican Well Service, Ltd.	288,471	2,704,490	1.2%
*# TriStar Oil and Gas, Ltd.	366,841	3,119,655	1.3%
*# Uranium One, Inc.	1,767,600	1,495,853	0.6%
Other Securities		23,814,669	10.0%
Total Energy		50,745,188	21.8%
Financials — (6.5%)
# AGF Management, Ltd. Class B	323,111	3,557,356	1.5%
# Canadian Western Bank	199,000	3,044,520	1.3%
Home Capital Group, Inc.	111,700	2,586,532	1.1%
Laurentian Bank of Canada	88,500	3,001,643	1.3%
# Northbridge Financial Corp.	73,600	1,827,024	0.8%
Other Securities		5,125,815	2.2%
Total Financials		19,142,890	8.2%
Health Care — (5.5%)
Biovail Corp.	484,920	4,168,067	1.8%
*# MDS, Inc.	437,208	4,566,870	2.0%
Other Securities		7,476,097	3.2%
Total Health Care		16,211,034	7.0%
Industrials — (6.1%)
Russel Metals, Inc.	195,900	3,518,821	1.5%
* Stantec, Inc.	154,600	2,481,963	1.1%
Toromont Industries, Ltd.	214,900	4,066,929	1.7%
Transcontinental, Inc. Class A	226,928	2,296,956	1.0%
Other Securities		5,573,885	2.4%
Total Industrials		17,938,554	7.7%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.7%)
* Celestica, Inc.	750,707	$3,631,147	1.6%
*# MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942	0.7%
*# Open Text Corp.	181,300	4,596,804	2.0%
Other Securities		10,016,633	4.3%
Total Information Technology		19,983,526	8.6%
Materials — (21.5%)
*# Alamos Gold, Inc.	327,500	1,350,431	0.6%
*# Canfor Corp.	310,074	1,767,368	0.8%
CCL Industries, Inc. Class B	93,600	2,329,710	1.0%
# Harry Winston Diamond Corp.	219,100	2,135,921	0.9%
* HudBay Minerals, Inc.	440,721	1,989,150	0.9%
IAMGOLD Corp.	1,117,000	3,706,961	1.6%
Methanex Corp.	213,400	2,423,833	1.0%
# Nova Chemicals Corp.	262,000	3,401,892	1.5%
* Pan Amer Silver Corp.	213,700	2,436,106	1.0%
*# Silver Standard Resources, Inc.	223,892	1,905,859	0.8%
* Thompson Creek Metals Company, Inc.	445,400	2,642,172	1.1%
West Fraser Timber Co., Ltd.	116,616	3,097,053	1.3%
Other Securities		34,515,479	14.9%
Total Materials		63,701,935	27.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		71,683	0.0%
Utilities — (0.8%)
*# Canadian Hydro Developers, Inc.	492,100	1,343,242	0.6%
Other Securities		977,641	0.4%
Total Utilities		2,320,883	1.0%
TOTAL COMMON STOCKS		228,257,625	98.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		79,661	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	2,496,000	1.1%
	Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§@ DFA Short Term Investment Fund LP	64,287,911	64,287,911	27.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140	0.5%
TOTAL SECURITIES LENDING COLLATERAL		65,389,051	28.1%
TOTAL INVESTMENTS — (100.0%) (Cost $582,126,285)		$296,222,337	127.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$5,584,351	0.3%
BRAZIL — (16.0%)
COMMON STOCKS — (6.5%)
Perdigao SA ADR	457,126	13,370,936	0.8%
Petroleo Brasilerio SA ADR (71654V101)	1,934,642	42,697,549	2.7%
Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,906,530	2.0%
Other Securities		23,939,591	1.5%
TOTAL COMMON STOCKS		112,914,606	7.0%
PREFERRED STOCKS — (9.5%)
Banci Itau Holding Financeira SA	1,507,125	16,278,202	1.0%
Banco Bradesco SA	1,636,841	18,774,751	1.2%
Companhia Vale do Rio Doce Series A	2,173,591	25,212,251	1.6%
Gerdau SA Sponsored ADR	2,037,600	13,061,016	0.8%
# Sadia SA ADR	1,234,266	7,479,652	0.5%
# Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	11,916,290	0.7%
Other Securities		72,895,252	4.4%
TOTAL PREFERRED STOCKS		165,617,414	10.2%
TOTAL — BRAZIL		278,532,020	17.2%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
# Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,768,162	0.6%
Enersis SA Sponsored ADR	1,398,003	20,131,243	1.3%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	7,996,566	0.5%
Other Securities		17,647,476	1.0%
TOTAL — CHILE		55,543,447	3.4%
CHINA — (4.8%)
COMMON STOCKS — (4.8%)
# Bank of China, Ltd.	60,844,000	17,765,768	1.1%
China Resources Enterprise, Ltd.	7,139,000	14,213,048	0.9%
Citic Pacific, Ltd.	17,336,000	14,098,717	0.9%
# Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	14,393,223	0.9%
Other Securities		22,976,599	1.3%
TOTAL — CHINA		83,447,355	5.1%
CZECH REPUBLIC — (1.9%)
COMMON STOCKS — (1.9%)
CEZ A.S.	323,973	14,169,330	0.9%
Telefonica 02 Czech Republic A.S.	704,007	15,044,164	0.9%
Other Securities		4,619,080	0.3%
TOTAL — CZECH REPUBLIC		33,832,574	2.1%
HUNGARY — (2.3%)
COMMON STOCKS — (2.3%)
*# OTP Bank NYRT	719,020	11,908,444	0.7%
# Richter Gedeon NYRT	115,808	16,000,427	1.0%
Other Securities		12,648,235	0.8%
TOTAL — HUNGARY		40,557,106	2.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (9.4%)
COMMON STOCKS — (9.4%)
HDFC Bank, Ltd.	386,733	$8,227,909	0.5%
Hindustan Unilever, Ltd.	1,921,894	8,736,163	0.5%
Infosys Technologies, Ltd.	657,429	19,010,875	1.2%
Infosys Technologies, Ltd. Sponsored ADR	250,600	7,347,592	0.5%
Reliance Industries, Ltd.	1,030,847	29,122,041	1.8%
Other Securities		89,772,216	5.5%
TOTAL COMMON STOCKS		162,216,796	10.0%
PREFERRED STOCKS — (0.0%)
Other Securities		347,069	0.0%
TOTAL — INDIA		162,563,865	10.0%
INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Astra International Tbk	15,468,561	12,876,057	0.8%
PT Telekomunikasi Indonesia Tbk	15,037,640	7,523,134	0.5%
Other Securities		16,756,269	1.0%
TOTAL — INDONESIA		37,155,460	2.3%
ISRAEL — (5.3%)
COMMON STOCKS — (5.3%)
Bank Hapoalim B.M.	6,655,731	15,071,355	0.9%
Bank Leumi Le-Israel	5,633,015	14,777,977	0.9%
Israel Chemicals, Ltd.	837,943	8,451,396	0.5%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	37,269,881	2.3%
Other Securities		16,808,772	1.1%
TOTAL — ISRAEL		92,379,381	5.7%
MALAYSIA — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		69,964,680	4.3%
MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
Alfa S.A.B. de C.V. Series A	3,812,637	7,822,313	0.5%
# America Movil S.A.B. de C.V. Series L	19,036,559	29,485,030	1.8%
Grupo Mexico S.A.B. de C.V. Series B	21,157,195	16,590,332	1.0%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,309,749	0.6%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	12,582,694	0.8%
Other Securities		73,148,266	4.5%
TOTAL — MEXICO		148,938,384	9.2%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		11,676,420	0.7%
POLAND — (1.4%)
COMMON STOCKS — (1.4%)
Bank Pekao SA	163,030	7,414,805	0.5%
Telekomunikacja Polska SA	1,112,400	8,405,484	0.5%
Other Securities		8,202,531	0.5%
TOTAL — POLAND		24,022,820	1.5%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		138,173	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (7.1%)
COMMON STOCKS — (7.1%)
MTN Group, Ltd.	1,745,306	$19,598,239	1.2%
Sasol, Ltd. Sponsored ADR	1,363,425	39,443,885	2.4%
Other Securities		63,499,905	3.9%
TOTAL — SOUTH AFRICA		122,542,029	7.5%
SOUTH KOREA — (10.2%)
COMMON STOCKS — (10.2%)
# POSCO	46,060	12,686,282	0.8%
Samsung Electronics Co., Ltd.	97,139	40,954,158	2.5%
Samsung Electronics Co., Ltd. ADR	52,988	10,979,734	0.7%
SK Telecom Co., Ltd.	56,085	8,901,750	0.5%
Other Securities		103,339,470	6.4%
TOTAL — SOUTH KOREA		176,861,394	10.9%
TAIWAN — (7.6%)
COMMON STOCKS — (7.6%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,452,770	0.5%
Formosa Plastics Corp.	4,721,167	7,967,558	0.5%
Hon Hai Precision Industry Co., Ltd.	3,761,458	9,079,012	0.6%
Nan Ya Plastic Corp.	6,878,218	9,532,403	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	32,412,010	2.0%
Other Securities		65,276,976	3.9%
TOTAL — TAIWAN		131,720,729	8.1%
THAILAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		18,868,229	1.2%
TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
* Koc Holding A.S. Series B	3,943,304	7,357,239	0.5%
Other Securities		33,128,805	2.0%
TOTAL — TURKEY		40,486,044	2.5%
		Value†
SECURITIES LENDING COLLATERAL — (11.7%)
§@ DFA Short Term Investment Fund LP	191,178,954	191,178,954	11.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $25,549,645 FHLMC, rates ranging from 5.296%(r) to 6.000%, maturities ranging from 12/01/26 to 03/01/33 & FNMA 5.520%(r), 05/01/17, valued at $12,757,896) to be repurchased at $12,508,001	$12,508	12,507,740	0.8%
TOTAL SECURITIES LENDING COLLATERAL		203,686,694	12.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,345,667,600)		$1,738,501,155	107.0%

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$1,164,071	0.2%
BRAZIL — (8.1%)
COMMON STOCKS — (2.2%)
# Perdigao SA ADR	71,200	2,082,600	0.4%
Other Securities		12,364,849	2.1%
TOTAL COMMON STOCKS		14,447,449	2.5%
PREFERRED STOCKS — (5.9%)
# Braskem SA Preferred A Sponsored ADR	301,000	2,597,630	0.5%
Companhia Paranaense de Energia-Copel Series B	213,400	2,346,267	0.4%
Duratex SA	245,400	2,050,192	0.4%
Eletropaulo Metropolita SA Preferred A	248,500	2,695,477	0.5%
Klabin SA	1,412,700	2,438,725	0.4%
* Net Servicos de Comunicacao SA	400,902	2,548,082	0.5%
# Sadia SA ADR	300,000	1,818,000	0.3%
Suzano Papel e Celullose SA	390,634	2,316,938	0.4%
Ultrapar Participacoes SA	263,040	4,856,497	0.9%
Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,571,013	0.3%
Other Securities		12,622,333	2.1%
TOTAL PREFERRED STOCKS		37,861,154	6.7%
TOTAL — BRAZIL		52,308,603	9.2%
CHILE — (1.6%)
COMMON STOCKS — (1.6%)
Vina de Concha y Toro SA	1,108,893	1,537,488	0.3%
Other Securities		8,768,006	1.5%
TOTAL — CHILE		10,305,494	1.8%
CHINA — (12.1%)
COMMON STOCKS — (12.1%)
*# Brilliance China Automotive Holdings, Ltd.	56,178,000	2,350,029	0.4%
# China Travel International Investment Hong Kong, Ltd.	31,457,000	4,461,497	0.8%
# China Yurun Food Group, Ltd.	2,622,000	3,116,419	0.6%
# COSCO International Holdings, Ltd.	8,765,000	1,593,992	0.3%
Guangdong Investment, Ltd.	5,402,000	1,653,440	0.3%
# HKC (Holdings), Ltd.	44,456,657	2,449,056	0.4%
# Hopson Development Holdings, Ltd.	8,710,000	2,910,370	0.5%
# Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	3,456,212	0.6%
Minmetals Resources, Ltd.	18,446,000	1,823,354	0.3%
*# Semiconductor Manufacturing International Corp.	250,445,000	4,633,222	0.8%
# Shenzhen International Holdings, Ltd.	142,816,800	4,820,659	0.9%
Shenzhen Investment, Ltd.	37,424,000	3,877,399	0.7%
# Sinolink Worldwide Holdings, Ltd.	28,341,300	1,627,306	0.3%
TPV Technology, Ltd.	25,626,000	5,087,794	0.9%
Weiqiao Textile Co., Ltd.	7,951,500	1,629,863	0.3%
# Xinao Gas Holdings, Ltd.	2,178,000	1,898,232	0.3%
Other Securities		30,651,622	5.4%
TOTAL COMMON STOCKS		78,040,466	13.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		125	0.0%
TOTAL — CHINA		78,040,591	13.8%

EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$3,422,363	0.6%
INDIA — (9.9%)
COMMON STOCKS — (9.9%)
REI Agro, Ltd.	102,217	1,970,959	0.4%
Sterling Biotech, Ltd.	469,728	1,728,903	0.3%
Other Securities		60,136,546	10.6%
TOTAL COMMON STOCKS		63,836,408	11.3%
PREFERRED STOCKS — (0.0%)
Other Securities		31,078	0.0%
TOTAL — INDIA		63,867,486	11.3%
INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
PT Lippo Karawaci Tbk	35,036,250	1,936,510	0.4%
Other Securities		14,266,111	2.5%
TOTAL — INDONESIA		16,202,621	2.9%
ISRAEL — (3.1%)
COMMON STOCKS — (3.1%)
Clal Insurance Enterprise Holdings, Ltd.	318,868	2,800,707	0.5%
* Harel Insurance Investments & Finances, Ltd.	110,689	3,508,586	0.6%
Super-Sol, Ltd. Series B	449,336	1,913,512	0.3%
Other Securities		11,647,932	2.1%
TOTAL — ISRAEL		19,870,737	3.5%
MALAYSIA — (6.2%)
COMMON STOCKS — (6.2%)
Other Securities		39,825,576	7.0%
PREFERRED STOCKS — (0.0%)
Other Securities		11,462	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		42,061	0.0%
TOTAL — MALAYSIA		39,879,099	7.0%
MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
* Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,842,930	0.3%
Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	4,026,654	0.7%
*# Empresas ICA S.A.B. de C.V.	1,463,608	2,104,274	0.4%
* Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	3,946,400	0.7%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,015,000	0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,190,364	0.4%
Grupo Continental S.A.B. de C.V.	3,339,259	5,190,222	0.9%
*# Industrias CH S.A.B. de C.V. Series B	3,429,248	6,982,421	1.2%
# TV Azteca S.A.B. de C.V. Series A	6,581,300	3,145,521	0.6%
Other Securities		10,422,594	1.8%
TOTAL — MEXICO		41,866,380	7.4%
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		8,481,196	1.5%

EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (3.0%)
COMMON STOCKS — (3.0%)
Orbis SA	137,403	$1,878,478	0.3%
Other Securities		17,203,332	3.1%
TOTAL — POLAND		19,081,810	3.4%
SOUTH AFRICA — (4.6%)
COMMON STOCKS — (4.6%)
Dimension Data Holdings P.L.C.	3,458,471	1,839,958	0.3%
Grindrod, Ltd.	1,607,864	2,306,240	0.4%
JD Group, Ltd.	1,161,251	3,341,238	0.6%
Tongaat-Hulett, Ltd.	658,375	3,656,941	0.7%
Wilson Bayly Holme-Ovcon, Ltd.	166,336	1,946,463	0.4%
Other Securities		16,614,219	2.9%
TOTAL — SOUTH AFRICA		29,705,059	5.3%
SOUTH KOREA — (8.9%)
COMMON STOCKS — (8.9%)
Other Securities		57,307,326	10.1%
TAIWAN — (11.0%)
COMMON STOCKS — (11.0%)
Other Securities		70,758,628	12.5%
THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		13,825,645	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,273	0.0%
TOTAL — THAILAND		13,837,918	2.4%
TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,612,880	2,048,255	0.4%
Other Securities		11,123,078	1.9%
TOTAL — TURKEY		13,171,333	2.3%
		Value†
SECURITIES LENDING COLLATERAL — (16.3%)
§@ DFA Short Term Investment Fund LP	100,787,757	100,787,757	17.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $5,778,377 FHLMC 7.000%, 10/01/38 & FNMA 4.056%(r), 09/01/44, valued at $4,431,941) to be repurchased at $4,345,131	$4,345	4,345,040	0.8%
TOTAL SECURITIES LENDING COLLATERAL		105,132,797	18.6%
TOTAL INVESTMENTS — (100.0%) (Cost $886,201,062)		$644,403,512	113.8%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (36.3%)
Federal Farm Credit Bank 2.750%, 05/04/10	$118,300	$117,388,262
Federal Home Loan Bank 2.375%, 04/30/10	12,000	11,843,400
4.875%, 05/14/10	108,200	110,756,766
4.250%, 06/11/10	134,100	136,123,703
2.750%, 06/18/10	76,200	75,573,255
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	135,323,264
2.375%, 05/28/10	106,300	105,146,645
2.875%, 06/28/10	75,000	74,761,125
Federal National Mortgage Association 2.500%, 04/09/10	70,000	69,354,320
4.125%, 05/15/10	102,500	103,827,785
2.375%, 05/20/10	124,500	123,037,997
7.125%, 06/15/10	98,500	104,633,989
TOTAL AGENCY OBLIGATIONS		1,167,770,511
BONDS — (21.2%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	91,700	89,395,304
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	89,000	87,255,511
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	80,400	78,051,596
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	100,000	99,914,500
Deutsche Bank AG Floating Rate Note (r) 2.909%, 06/18/10	100,000	99,922,100
General Electric Capital Corp. Floating Rate Note (r) 5.390%, 01/05/09	10,385	10,353,450
(r) 2.776%, 05/10/10	10,200	9,884,137
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,845,992
Manitoba, Province of 4.450%, 04/12/10	5,450	5,618,198
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	90,350,337
Wal-Mart Stores, Inc. 4.125%, 07/01/10	19,343	19,418,515
TOTAL BONDS		682,009,640

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (10.9%)
Abbey National North America 3.060%, 06/04/09	$55,000	$54,784,389
ABN-AMRO Bank NV 3.070%, 01/28/09	43,000	42,946,259
3.035%, 02/13/09	60,000	59,898,000
Barclays Bank P.L.C. 3.430%, 07/10/09	80,000	79,830,872
3.430%, 08/07/09	22,000	21,950,108
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	45,000	44,951,953
UBS AG 3.390%, 07/13/09	45,000	44,891,591
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		349,253,172
COMMERCIAL PAPER — (28.8%)
ANZ National (International), Ltd. 3.070%, 09/04/09	30,000	29,186,367
Australia & New Zealand Bank 3.111%, 07/31/09	10,000	9,759,608
Bank of Nova Scotia 2.680%, 11/12/08	14,650	14,642,265
Bank of Scotland P.L.C. 2.950%, 12/04/08	100,000	99,754,440
3.055%, 01/15/09	6,000	5,959,859
Danske Corp. 2.695%, 11/13/08	78,000	77,954,846
Dexia Delaware LLC 2.815%, 11/10/08	80,000	79,964,976
2.815%, 11/12/08	23,000	22,987,626
KFW 1.270%, 11/04/08	45,000	44,992,548
1.250%, 11/05/08	50,000	49,989,655
Nordea North America, Inc. 3.000%, 05/11/09	43,000	42,273,012
2.900%, 05/22/09	15,000	14,731,870
3.000%, 06/01/09	45,000	44,155,989
Royal Bank of Canada 2.660%, 11/13/08	102,000	101,940,952
Royal Bank of Scotland P.L.C. 3.040%, 01/05/09	24,000	23,864,393
3.000%, 02/04/09	34,000	33,700,256
Societe Generale North America 3.100%, 05/01/09	19,000	18,695,504
3.145%, 05/01/09	44,000	43,294,851
Svenska Handelsbanken 2.700%, 11/13/08	51,025	50,995,462
UBS Finance Delaware LLC 3.225%, 05/22/09	17,000	16,696,120
Westpac Banking Corp. 3.020%, 09/04/09	103,000	100,206,527
TOTAL COMMERCIAL PAPER		925,747,126

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $96,885,000 FHLMC 4.50%, 05/01/23, valued at $92,161,856) to be repurchased at $90,806,113	$90,799	$90,799,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,227,053,074)		$3,215,579,449

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

	Face Amount^	Value†
	(000)
AUSTRIA — (1.5%)
BONDS — (1.5%)
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	54,575	$47,084,149
CANADA — (3.1%)
BONDS — (3.1%)
Ontario, Province of (u) 3.125%, 09/08/10	100,000	101,562,600
GERMANY — (6.1%)
BONDS — (6.1%)
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	58,984,365
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,312,223
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 4.250%, 09/15/10	25,000	25,710,450
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	10,718,000	108,681,129
TOTAL — GERMANY		197,688,167
NETHERLANDS — (0.5%)
BONDS — (0.5%)
Bank Nederlandse Gemeenten (f) 2.000%, 12/30/08	4,000	3,445,563
Rabobank Nederland (f) 3.500%, 12/29/08	15,500	13,380,709
TOTAL — NETHERLANDS		16,826,272
SPAIN — (1.8%)
BONDS — (1.8%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	5,638,000	57,237,290
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
BONDS — (1.6%)
Inter-American Development Bank (j) 1.900%, 07/08/09	5,000,000	51,102,122
SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	6,575,752
UNITED STATES — (82.8%)
AGENCY OBLIGATIONS — (29.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	20,100	19,945,089

	Face Amount^	Value†
	(000)
Federal Home Loan Bank 4.875%, 05/14/10	89,200	$91,307,796
4.250%, 06/11/10	125,100	126,987,884
2.750%, 06/18/10	103,400	102,549,535
3.500%, 07/16/10	20,000	20,074,320
3.375%, 08/13/10	102,300	102,481,582
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	23,000	22,885,552
2.375%, 05/28/10	50,000	49,457,500
2.875%, 06/28/10	115,000	114,633,725
Federal National Mortgage Association 4.125%, 05/15/10	105,400	106,765,352
2.375%, 05/20/10	80,000	79,060,560
7.125%, 06/15/10	100,000	106,227,400
TOTAL AGENCY OBLIGATIONS		942,376,295
BONDS — (21.1%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	84,000	81,888,828
Bank of America Corp. 4.500%, 08/01/10	5,092	4,954,185
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	97,400	95,490,863
CME Group, Inc. Floating Rate Note (r) 3.300%, 08/06/10	25,000	24,978,625
Deutche Bank AG Floating Rate Note (r) 3.565%, 02/16/10	90,000	90,013,410
General Electric Capital Corp. (j) 0.750%, 02/05/09	4,497,000	45,430,154
(f) 2.250%, 02/09/09	21,000	17,801,742
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	67,500	67,260,105
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,849,340
Wachovia Corp. Floating Rate Note (r) 5.500%, 02/23/09	45,000	44,507,250
(r) 5.465%, 11/24/09	50,000	48,575,450
Wells Fargo Bank & Co. 4.625%, 08/09/10	6,500	6,473,070
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	65,000	63,703,705
TOTAL BONDS		680,926,727

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (14.5%)
ABN-AMRO Bank NV 3.070%, 01/28/09	$77,000	$76,903,765
Barclays Bank P.L.C. 3.430%, 07/10/09	60,000	59,873,154
3.430%, 08/07/09	40,000	39,909,288
BNP Paribas Finance, Inc. 3.040%, 01/20/09	23,000	22,972,200
3.190%, 08/14/09	76,000	75,684,798
Royal Bank of Scotland P.L.C. 3.110%, 01/23/09	94,000	93,899,636
UBS AG 3.390%, 07/13/09	100,000	99,759,090
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		469,001,931
COMMERCIAL PAPER — (18.0%)
Abbey National North America 2.970%, 01/12/09	33,000	32,789,681
2.970%, 02/09/09	20,000	19,813,768
2.990%, 02/20/09	14,000	13,854,133
Australia & New Zealand Bank 3.111%, 07/31/09	60,000	58,557,648
Bank of Scotland P.L.C. 2.950%, 12/04/08	20,000	19,950,888
3.045%, 01/12/09	17,000	16,891,654
CME Group, Inc. 2.285%, 11/03/08	73,000	72,990,933
Danske Corp. 3.980%, 11/03/08	55,000	54,993,169
KFW 1.270%, 11/04/08	20,000	19,996,688
1.250%, 11/05/08	64,000	63,986,758

	Face Amount	Value†
	(000)
National Australia Funding 4.500%, 12/04/08	$5,000	$4,987,722
3.000%, 01/02/09	10,000	9,946,520
Nordea North America, Inc. 4.090%, 11/03/08	25,000	24,996,895
2.855%, 01/28/09	24,000	23,805,326
3.030%, 05/05/09	25,000	24,590,543
3.000%, 05/11/09	4,000	3,932,373
Paccar Financial Corp. 1.800%, 11/03/08	22,148	22,145,249
Societe Generale North America 3.005%, 02/12/09	35,000	34,663,605
3.100%, 05/01/09	34,000	33,455,113
3.100%, 05/08/09	12,000	11,800,290
3.030%, 05/18/09	13,000	12,772,200
TOTAL COMMERCIAL PAPER		580,921,156
TOTAL — UNITED STATES		2,673,226,109
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $101,715,000 FHLMC, rates ranging from 4.50% to 6.584%(r), maturities ranging from 05/01/23 to 03/01/37 & FNMA 5.50%, 02/25/36, valued at $80,250,299) to be repurchased at $79,065,193	79,059	79,059,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,183,845,566)		$3,230,361,461

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $712,279, $0, $690,374, and $903,683 of securities on loan, respectively)	$3,222,515	$191,904	$6,607,903	$5,377,382
Temporary Cash Investments at Value & Cost	34,056	6,367	144,470	104,622
Collateral Received from Securities on Loan at Value & Cost	725,739	—	699,072	963,655
Foreign Currencies at Value	—	2	—	—
Cash	4,084	—	—	—
Receivables:
Investment Securities Sold	2,153	—	10,617	2,974
Dividends and Interest	4,961	1,440	12,718	4,173
Securities Lending Income	367	—	1,430	2,269
Fund Shares Sold	5,691	65	4,995	13,961
Fund Margin Variation	200	1,175	29	26
Prepaid Expenses and Other Assets	20	17	7	7
Total Assets	3,999,786	200,970	7,481,241	6,469,069
LIABILITIES:
Payables:
Upon Return of Securities Loaned	725,739	—	699,072	963,655
Investment Securities Purchased	—	—	41,685	—
Fund Shares Redeemed	70	—	136	—
Due to Advisor	69	9	570	931
Forward Currency Contracts	—	16	—	—
Unrealized Loss on Forward Currency Contracts	—	429	—	—
Accrued Expenses and Other Liabilities	256	17	415	348
Total Liabilities	726,134	471	741,878	964,934
NET ASSETS	$3,273,652	$200,499	$6,739,363	$5,504,135
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	33,170,337	497,037,187	443,285,380
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$6.04	$13.56	$12.42
Investments at Cost	$3,422,812	$192,751	$8,488,055	$6,789,556
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$200,499	$9,162,464	$5,504,135
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	—	(68)	—
Accumulated Net Realized Gain (Loss)	N/A	—	(542,910)	—
Net Unrealized Foreign Exchange Gain (Loss)	N/A	—	—	—
Net Unrealized Appreciation (Depreciation)	N/A	—	(1,880,123)	—
NET ASSETS	N/A	$200,499	$6,739,363	$5,504,135
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $448,727, $557,841, $717,470 and $320,166 of securities on loan, respectively)	$2,022,011	$2,857,354	$4,567,339	$1,039,395
Temporary Cash Investments at Value & Cost	53,160	65,811	86,293	9,284
Collateral Received from Securities on Loan at Value & Cost	461,715	582,961	760,248	339,879
Foreign Currencies at Value	—	—	14,156	3,755
Cash	1	—	15	15
Receivables:
Investment Securities Sold	3,053	5,196	38,170	22,536
Dividends, Interest, and Tax Reclaims	1,266	1,826	15,310	9,110
Securities Lending Income	1,567	2,293	1,186	760
Fund Shares Sold	32	17	10,712	—
Fund Margin Variation	—	—	19	—
Prepaid Expenses and Other Assets	3	29	7	1
Total Assets	2,542,808	3,515,487	5,493,455	1,424,735
LIABILITIES:
Payables:
Upon Return of Securities Loaned	461,715	582,961	760,248	339,879
Investment Securities Purchased	8,382	6,909	31,085	21,593
Fund Shares Redeemed	5,766	1,559	510	137
Due to Advisor	54	250	853	86
Accrued Expenses and Other Liabilities	134	184	422	76
Total Liabilities	476,051	591,863	793,118	361,771
NET ASSETS	2,066,757	2,923,624	4,700,337	1,062,964
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	200,917,016	440,564,264	412,114,828	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.29	$6.64	$11.41	N/A
Investments at Cost	$2,353,022	$3,242,904	$6,876,780	$1,481,536
Foreign Currencies at Cost	$—	$—	$14,875	$3,813
NET ASSETS CONSIST OF:
Paid-In Capital	$2,066,757	$2,923,624	$4,700,337	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	—	—	—	N/A
Accumulated Net Realized Gain (Loss)	—	—	—	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	—	N/A
Net Unrealized Appreciation (Depreciation)	—	—	—	N/A
NET ASSETS	$2,066,757	$2,923,624	$4,700,337	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $102,837, $24,696, $223,217 and $50,836 of securities on loan, respectively)	$426,362	$532,492	$1,072,884	$228,337
Temporary Cash Investments at Value & Cost	10,988	10,567	30,512	2,496
Collateral Received from Securities on Loan at Value & Cost	141,409	27,461	236,015	65,389
Foreign Currencies at Value	3,948	3,798	13,178	1,816
Cash	16	16	16	16
Receivables:
Investment Securities Sold	3,420	9,649	1,386	—
Dividends, Interest, and Tax Reclaims	1,356	3,003	2,673	138
Securities Lending Income	373	52	525	119
Fund Shares Sold	142	—	55	—
Fund Margin Variation	3	1	9	—
Prepaid Expenses and Other Assets	1	1	2	—
Total Assets	588,018	587,040	1,357,255	298,311
LIABILITIES:
Payables:
Upon Return of Securities Loaned	141,409	27,461	236,015	65,389
Investment Securities Purchased	5,272	4,060	9,436	—
Fund Shares Redeemed	—	24	—	—
Due to Advisor	43	54	104	22
Accrued Expenses and Other Liabilities	57	51	115	27
Total Liabilities	146,781	31,650	245,670	65,438
NET ASSETS	$441,237	$555,390	$1,111,585	$232,873
Investments at Cost	$689,392	$824,548	$1,373,718	$514,241
Foreign Currencies at Cost	$3,820	$3,835	$13,582	$1,774

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $180,629, $64,837, $0, and $0 of securities on loan, respectively)	$1,534,814	$539,271	$3,124,780	$3,151,302
Temporary Cash Investments at Value & Cost	—	—	90,799	79,059
Collateral Received from Securities on Loan at Value & Cost	203,687	105,133	—	—
Foreign Currencies at Value	13,010	1,277	—	27
Cash	643	1,353	—	16
Receivables:
Investment Securities Sold	165,128	36,416	—	23,187
Dividends, Interest, and Tax Reclaims	2,223	883	22,211	25,490
Securities Lending Income	383	273	—	—
Fund Shares Sold	1,445	—	—	31
Forward Currency Contracts	—	—	—	3,382
Fund Margin Variation	32	10	—	—
Unrealized Gain on Forward Currency Contracts	—	—	—	60
Prepaid Expenses and Other Assets	3	1	3	2
Total Assets	1,921,368	684,617	3,237,793	3,282,556
LIABILITIES:
Payables:
Upon Return of Securities Loaned	203,687	105,133	—	—
Investment Securities Purchased	90,830	7,661	—	—
Fund Shares Redeemed	—	61	12,121	10,397
Due to Advisor	144	106	141	139
Loan Payable	1,079	4,963	—	—
Distribution Payable	—	—	—	212
Unrealized Loss on Forward Currency Contracts	—	—	—	6,792
Deferred Thailand Capital Gains Tax	788	159	—	—
Accrued Expenses and Other Liabilities	316	155	159	168
Total Liabilities	296,844	118,238	12,421	17,708
NET ASSETS	$1,624,524	$566,379	$3,225,372	$3,264,848
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	323,580,687	315,819,698
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.97	$10.34
Investments at Cost	$1,141,981	$781,068	$3,136,254	$3,104,787
Foreign Currencies at Cost	$12,929	$1,270	$—	$33
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,225,372	$3,264,848
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	—	—
Accumulated Net Realized Gain (Loss)	N/A	N/A	—	—
Net Unrealized Foreign Exchange Gain (Loss)	N/A	N/A	—	—
Net Unrealized Appreciation (Depreciation)	N/A	N/A	—	—
NET ASSETS	N/A	N/A	$3,225,372	$3,264,848
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends	$82,686	$91,440	—	—	$166,659	$152,304	$90,145	$134,714
Interest	1,937	3,944	$7,246	$13,326	1,529	4,285	1,880	4,032
Income from Securities Lending	1,741	927	—	—	7,486	2,119	19,073	11,899
Total Investment Income	86,364	96,311	7,246	13,326	175,674	158,708	111,098	150,645
Expenses
Investment Advisory Services Fees	981	1,201	127	183	8,436	10,188	14,090	19,951
Accounting & Transfer Agent Fees	403	491	43	56	847	1,011	711	995
S&P 500® Fees	87	86	6	6	—	—	—	—
Custodian Fees	58	62	16	36	90	108	112	156
Shareholders' Reports	38	52	2	4	82	103	67	105
Directors'/Trustees' Fees & Expenses	—	7	—	1	—	94	—	44
Professional Fees	74	119	5	5	166	157	140	165
Other	18	31	1	2	37	56	14	60
Total Expenses	1,659	2,049	200	293	9,658	11,717	15,134	21,476
Net Investment Income (Loss)	84,705	94,262	7,046	13,033	166,016	146,991	95,964	129,169
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(126,174)	10,206	136	(538)	(422,637)	(118,412)	(1,368,521)	1,072,520
Futures	(22,232)	3,585	(59,413)	28,285	(1,861)	—	(5,590)	—
Foreign Currency Transactions	—	—	13,155	(882)	—	—	—	—
Swap Contracts	—	—	(6,832)	1,469	—	—	—	—
In-Kind Redemptions	24,362 *	529,199 *	—	—	52,271 *	—	40,823 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,591,847)	(217,829)	(13,359)	2,487	(3,601,292)	(150,559)	(1,383,083)	(1,994,517)
Futures	1,195	(216)	(49,959)	(21,293)	29	—	26	—
Swap Contracts	—	—	860	(1,162)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	1,286	4,461	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,714,696)	324,945	(114,126)	12,827	(3,973,490)	(268,971)	(2,716,345)	(921,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,629,991)	$419,207	$(107,080)	$25,860	$(3,807,474)	$(121,980)	$(2,620,381)	$(792,828)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0, $28,938, $23,649, $1,868, and $1,557, respectively)	$27,505	$39,537	$40,416	$50,822	$300,627	$278,708	$24,935	$20,711
Interest	501	1,116	704	1,662	1,071	2,113	55	262
Income from Securities Lending	13,953	10,235	22,040	19,931	19,332	14,342	8,859	10,705
Total Investment Income	41,959	50,888	63,160	72,415	321,030	295,163	33,849	31,678
Expenses
Investment Advisory Services Fees	805	1,150	3,690	5,082	14,643	18,039	1,220	1,524
Accounting & Transfer Agent Fees	282	394	381	516	739	900	143	174
Custodian Fees	68	87	64	100	914	1,185	178	262
Shareholders' Reports	26	40	35	53	78	84	13	15
Directors'/Trustees' Fees & Expenses	—	17	—	21	—	97	—	9
Professional Fees	54	60	74	82	171	139	26	25
Other	72	38	12	32	98	106	23	29
Total Expenses	1,307	1,786	4,256	5,886	16,643	20,550	1,603	2,038
Net Investment Income (Loss)	40,652	49,102	58,904	66,529	304,387	274,613	32,246	29,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(592,739)	303,991	(735,401)	379,499	137,811	654,522	(68,518)	51,317
Futures	—	—	—	—	(1,153)	—	(16)	—
Foreign Currency Transactions	—	—	—	—	(4,593)	2,498	(321)	(227)
In-Kind Redemptions	55,442 *	—	—	—	103,024 *	—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(493,743)	(417,060)	(702,735)	(602,264)	(5,026,911)	403,307	(374,750)	(103,081)
Futures	—	—	—	—	19	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(76)	(180)	495	144
Net Realized and Unrealized Gain (Loss)	(1,031,040)	(113,069)	(1,438,136)	(222,765)	(4,791,879)	1,060,147	(441,485)	(51,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,388)	$(63,967)	$(1,379,232)	$(156,236)	$(4,487,492)	$1,334,760	$(409,239)	$(22,207)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $724, $469, $61, $0, $8,313, $5,790, $467, and $69, respectively)	$33,506	$32,140	$34,689	$34,869	$56,505	$43,799	$2,679	$394
Interest	176	306	108	103	332	244	134	100
Income from Securities Lending	5,337	5,485	447	108	8,718	7,366	990	105
Total Investment Income	39,019	37,931	35,244	35,080	65,555	51,409	3,803	599
Expenses
Investment Advisory Services Fees	871	1,016	899	1,234	1,806	2,231	330	81
Accounting & Transfer Agent Fees	109	123	111	145	200	242	55	24
Custodian Fees	247	355	67	81	419	523	184	101
Shareholders' Reports	9	9	10	12	19	21	4	1
Directors'/Trustees' Fees & Expenses	—	12	—	13	—	24	—	3
Professional Fees	20	15	21	20	40	35	8	2
Organizational & Offering Costs	—	—	—	—	—	—	—	1
Other	23	21	9	19	26	37	10	3
Total Expenses	1,279	1,551	1,117	1,524	2,510	3,113	591	216
Net Investment Income (Loss)	37,740	36,380	34,127	33,556	63,045	48,296	3,212	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,746)	111,215	10,543	42,995	(48,434)	151,648	(20,515)	1,663
Futures	(283)	—	—	—	(358)	—	—	—
Foreign Currency Transactions	(1,429)	874	(1,788)	397	(76)	559	(433)	(413)
In-Kind Redemptions	4,018 *	—	6,873 *	—	16,564 *	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(649,251)	232,165	(643,213)	(51,516)	(1,158,591)	126,217	(279,292)	(6,570)
Futures	3	—	1	—	9	—	—	—
Translation of Foreign Currency Denominated Amounts	(121)	(25)	222	(10)	(386)	83	(6)	(2)
Nets Realized and Unrealized Gain (Loss)	(685,809)	344,229	(627,362)	(8,134)	(1,191,272)	278,507	(302,862)	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(648,069)	$380,609	$(593,235)	$25,422	$(1,128,227)	$326,803	$(299,650)	$(4,939)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,965, $7,660, $3,030, $2,372, $0, $0 $0, and $0, respectively)	$83,157	$78,304	$32,883	$24,713	—	—	—	—
Interest	218	517	112	235	$104,131	$159,010	$88,609	$105,338
Income from Securities Lending	4,081	3,188	3,727	2,805	—	—	—	—
Total Investment Income	87,456	82,009	36,722	27,753	104,131	159,010	88,609	105,338
Expenses
Investment Advisory Services Fees	2,744	3,029	2,174	2,461	1,563	1,510	1,546	1,468
Accounting & Transfer Agent Fees	292	318	130	144	324	313	326	310
Custodian Fees	1,784	2,142	915	1,113	35	37	182	284
Shareholders' Reports	30	28	12	11	33	28	32	28
Directors'/Trustees' Fees & Expenses	—	25	—	15	—	15	—	15
Professional Fees	94	55	51	46	58	45	59	44
Other	76	65	34	42	23	16	25	16
Total Expenses	5,020	5,662	3,316	3,832	2,036	1,964	2,170	2,165
Net Investment Income (Loss)	82,436	76,347	33,406	23,921	102,095	157,046	86,439	103,173
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(59,927)	143,019	(9,181)	107,316	(1,438)	(74)	62	(3,439)
Futures	(361)	—	(439)	—	—	—	—	—
Foreign Currency Transactions	(1,036)	(111)	(1,324)	(336)	—	—	77,256	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,612,126)	859,017	(796,299)	279,364	(8,430)	(2,138)	(51,296)	24,384
Futures	32	—	10	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(139)	(27)	(182)	76	—	—	(11,788)	56,392
Change in Deferred Thailand Capital Gains Tax	2,797	(884)	1,377	(450)	—	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,670,760)	1,001,014	(806,038)	385,970	(9,868)	(2,212)	14,234	44,797
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,588,324)	$1,077,361	$(772,632)	$409,891	$92,227	$154,834	$100,673	$147,970

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series			The Enhanced U.S. Large Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,705	$94,262	$87,710	$7,046	$13,033	$11,543
Net Realized Gain (Loss) on:
Investment Securities Sold	(126,174)	10,206	(8,634)	136	(538)	(2,115)
Futures	(22,232)	3,585	6,769	(59,413)	28,285	8,831
Foreign Currency Transactions	—	—	—	13,155	(882)	(790)
Swap Contracts	—	—	—	(6,832)	1,469	1,860
In-Kind Redemptions	24,362 *	529,199 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,591,847)	(217,829)	523,721	(13,359)	2,487	11,808
Futures	1,195	(216)	(1,050)	(49,959)	(21,293)	16,928
Swap Contracts	—	—	—	860	(1,162)	(613)
Translation of Foreign Currency Denominated Amounts	—	—	—	1,286	4,461	(5,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,629,991)	419,207	608,516	(107,080)	25,860	41,817
Distributions From:
Net Investment Income	—	—	—	(12,465)	(10,384)	(4,468)
Net Short-Term Gains	—	—	—	(4,443)	(11,623)	—
Net Long-Term Gains	—	—	—	(4,238)	(14,452)	(4,136)
Total Distributions	—	—	—	(21,146)	(36,459)	(8,604)
Capital Share Transactions (1):
Shares Issued	—	—	—	49,523	57,240	55,264
Shares Issued in Lieu of Cash Distributions	—	—	—	20,505	35,498	8,537
Shares Redeemed	—	—	—	(78,419)	(92,306)	(63,339)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	(8,391)	432	462
Transactions in Interest:
Contributions	696,520	616,294	753,004	—	—	—
Withdrawals	(299,226)*	(1,482,132)*	(647,252)	—	—	—
Net Increase (Decrease) from Transactions in Interest	397,294	(865,838)	105,752	—	—	—
Total Increase (Decrease) in Net Assets	(1,232,697)	(446,631)	714,268	(136,617)	(10,167)	33,675
Net Assets
Beginning of Period	4,506,349	4,952,980	4,238,712	337,116	347,283	313,608
End of Period	$3,273,652	$4,506,349	$4,952,980	$200,499	$337,116	$347,283
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	6,462	5,792	5,851
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	2,355	3,725	916
Shares Redeemed	N/A	N/A	N/A	(10,078)	(9,298)	(6,751)
	N/A	N/A	N/A	(1,261)	219	16
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	$—	$7,339	$7,107

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series			The U.S. Small Cap Value Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$166,016	$146,991	$119,373	$95,964	$129,169	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	(422,637)	(118,412)	477,934	(1,368,521)	1,072,520	945,679
Futures	(1,861)	—	—	(5,590)	—	—
In-Kind Redemptions	52,271 *	—	—	40,823 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(3,601,292)	(150,559)	631,814	(1,383,083)	(1,994,517)	517,884
Futures	29	—	—	26	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,807,474)	(121,980)	1,229,121	(2,620,381)	(792,828)	1,566,964
Distributions From:
Net Investment Income	(168,022)	(146,268)	(127,544)	(82,415)	(128,093)	(104,797)
Net Short-Term Gains	—	(14,058)	(14,160)	—	(77,426)	(37,843)
Net Long-Term Gains	—	(463,917)	(186,026)	(1,046,424)	(868,641)	(678,973)
Total Distributions	(168,022)	(624,243)	(327,730)	(1,128,839)	(1,074,160)	(821,613)
Capital Share Transactions (1):
Shares Issued	1,370,762	1,783,358	1,997,675	450,728	1,462,057	899,678
Shares Issued in Lieu of Cash Distributions	165,455	600,794	317,835	1,107,669	1,046,092	795,998
Shares Redeemed	(980,680)*	(344,913)	(182,182)	(1,110,537)*	(1,280,078)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	555,537	2,039,239	2,133,328	447,860	1,228,071	1,172,162
Total Increase (Decrease) in Net Assets	(3,419,959)	1,293,016	3,034,719	(3,301,360)	(638,917)	1,917,513
Net Assets
Beginning of Period	10,159,322	8,866,306	5,831,587	8,805,495	9,444,412	7,526,899
End of Period	$6,739,363	$10,159,322	$8,866,306	$5,504,135	$8,805,495	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	74,071	75,958	92,566	26,847	62,384	37,774
Shares Issued in Lieu of Cash Distributions	9,754	26,704	15,344	62,197	45,298	36,792
Shares Redeemed	(52,609)	(15,046)	(8,564)	(66,466)	(55,385)	(22,249)
	31,216	87,616	99,346	22,578	52,297	52,317
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(68)	$1,938	$1,485	$—	$2,904	$1,847

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series			The U.S. Micro Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,652	$49,102	$36,669	$58,904	$66,529	$45,889
Net Realized Gain (Loss) on:
Investment Securities Sold	(592,739)	303,991	237,752	(735,401)	379,499	436,862
In-Kind Redemptions	55,442 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	(493,743)	(417,060)	201,127	(702,735)	(602,264)	125,507
Net Increase (Decrease) in Net Assets Resulting from Operations	(990,388)	(63,967)	475,548	(1,379,232)	(156,236)	608,258
Distributions From:
Net Investment Income	(32,004)	(49,031)	(37,137)	(48,587)	(66,185)	(46,539)
Net Short-Term Gains	(7,560)	(37,237)	(34,285)	(31,555)	(61,220)	(72,770)
Net Long-Term Gains	(258,983)	(200,073)	(153,072)	(347,536)	(375,219)	(336,642)
Total Distributions	(298,547)	(286,341)	(224,494)	(427,678)	(502,624)	(455,951)
Capital Share Transactions (1):
Shares Issued	419,139	368,763	463,046	162,504	424,272	516,783
Shares Issued in Lieu of Cash Distributions	293,730	282,015	221,851	419,924	490,524	443,063
Shares Redeemed	(947,890)*	(328,261)	(211,846)	(554,101)	(379,775)	(238,645)
Net Increase (Decrease) from Capital Share Transactions	(235,021)	322,517	473,051	28,327	535,021	721,201
Total Increase (Decrease) in Net Assets	(1,523,956)	(27,791)	724,105	(1,778,583)	(123,839)	873,508
Net Assets
Beginning of Period	3,590,713	3,618,504	2,894,399	4,702,207	4,826,046	3,952,538
End of Period	$2,066,757	$3,590,713	$3,618,504	$2,923,624	$4,702,207	$4,826,046
(1) Shares Issued and Redeemed:
Shares Issued	31,353	21,414	27,493	18,399	37,031	44,880
Shares Issued in Lieu of Cash Distributions	20,124	16,905	14,136	44,183	44,051	41,073
Shares Redeemed	(72,110)	(18,741)	(12,687)	(63,944)	(33,095)	(20,711)
	(20,633)	19,578	28,942	(1,362)	47,987	65,242
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$890	$819	$—	$1,383	$1,039

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series			The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$304,387	$274,613	$193,174	$32,246	$29,640	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	137,811	654,522	201,700	(68,518)	51,317	62,821
Futures	(1,153)	—	—	(16)	—	—
Foreign Currency Transactions	(4,593)	2,498	378	(321)	(227)	(83)
In-Kind Redemptions	103,024 *	—	—	1,625 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,026,911)	403,307	1,351,708	(374,750)	(103,081)	(135,957)
Futures	19	—	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(76)	(180)	486	495	144	218
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,487,492)	1,334,760	1,747,446	(409,239)	(22,207)	(49,957)
Distributions From:
Net Investment Income	(293,386)	(278,093)	(202,210)	—	—	—
Net Short-Term Gains	(22,542)	(14,957)	(11,375)	—	—	—
Net Long-Term Gains	(614,160)	(185,943)	(115,307)	—	—	—
Total Distributions	(930,088)	(478,993)	(328,892)	—	—	—
Capital Share Transactions (1):
Shares Issued	927,878	1,731,698	1,589,921	—	—	—
Shares Issued in Lieu of Cash Distributions	916,898	465,562	307,948	—	—	—
Shares Redeemed	(1,365,580)*	(871,558)	(226,869)	—	—	—
Net Increase (Decrease) from Capital Share Transactions	479,196	1,325,702	1,671,000	—	—	—
Transactions in Interest:
Contributions	—	—	—	64,727	227,009	334,524
Withdrawals	—	—	—	(97,345)*	(85,703)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	(32,618)	141,306	284,250
Total Increase (Decrease) in Net Assets	(4,938,384)	2,181,469	3,089,554	(441,857)	119,099	234,293
Net Assets
Beginning of Period	9,638,721	7,457,252	4,367,698	1,504,821	1,385,722	1,151,429
End of Period	$4,700,337	$9,638,721	$7,457,252	$1,062,964	$1,504,821	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	50,328	72,431	80,546	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	45,073	20,227	16,678	N/A	N/A	N/A
Shares Redeemed	(77,527)	(36,444)	(11,688)	N/A	N/A	N/A
	17,874	56,214	85,536	N/A	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$9,727	$(7,523)	N/A	N/A	N/A

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,740	$36,380	$23,806	$34,127	$33,556	$23,984
Net Realized Gain (Loss) on:
Investment Securities Sold	(38,746)	111,215	37,029	10,543	42,995	30,432
Futures	(283)	—	—	—	—	—
Foreign Currency Transactions	(1,429)	874	(442)	(1,788)	397	359
In-Kind Redemptions	4,018 *	—	—	6,873 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(649,251)	232,165	130,890	(643,213)	(51,516)	275,001
Futures	3	—	—	1	—	—
Translation of Foreign Currency Denominated Amounts	(121)	(25)	15	222	(10)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	(648,069)	380,609	191,298	(593,235)	25,422	329,799
Transactions in Interest:
Contributions	50,371	123,444	171,488	52,563	36,898	158,726
Withdrawals	(166,219)*	(48,526)	(9,082)	(62,518)*	(21,566)	(13,737)
Net Increase (Decrease) from Transactions in Interest	(115,848)	74,918	162,406	(9,955)	15,332	144,989
Total Increase (Decrease) in Net Assets	(763,917)	455,527	353,704	(603,190)	40,754	474,788
Net Assets
Beginning of Period	1,205,154	749,627	395,923	1,158,580	1,117,826	643,038
End of Period	$441,237	$1,205,154	$749,627	$555,390	$1,158,580	$1,117,826

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,045	$48,296	$32,787	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,434)	151,648	46,115	(20,515)	1,663
Futures	(358)	—	—	—	—
Foreign Currency Transactions	(76)	559	(3)	(433)	(413)
In-Kind Redemptions	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,158,591)	126,217	455,015	(279,292)	(6,570)
Futures	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(386)	83	130	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,128,227)	326,803	534,044	(299,650)	(4,939)
Transactions in Interest:
Contributions	131,960	103,548	375,913	341,843	222,468
Withdrawals	(148,270)*	(49,423)	(16,701)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	(16,310)	54,125	359,212	318,994	218,468
Total Increase (Decrease) in Net Assets	(1,144,537)	380,928	893,256	19,344	213,529
Net Assets
Beginning of Period	2,256,122	1,875,194	981,938	213,529	—
End of Period	$1,111,585	$2,256,122	$1,875,194	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,436	$76,347	$54,451	$33,406	$23,921	$17,070
Net Realized Gain (Loss) on:
Investment Securities Sold	(59,927)	143,019	28,277	(9,181)	107,316	65,664
Futures	(361)	—	—	(439)	—	—
Foreign Currency Transactions	(1,036)	(111)	(585)	(1,324)	(336)	(496)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,612,126)	859,017	484,776	(796,299)	279,364	160,217
Futures	32	—	—	10	—	—
Translation of Foreign Currency Denominated Amounts	(139)	(27)	(23)	(182)	76	6
Change in Deferred Thailand Capital Gains Tax	2,797	(884)	902	1,377	(450)	(475)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,588,324)	1,077,361	567,798	(772,632)	409,891	241,986
Transactions in Interest:
Contributions	197,789	481,891	455,977	137,703	360,040	181,431
Withdrawals	(692,731)	(266,433)	(461,369)	(324,263)	(147,889)	(65,159)
Net Increase (Decrease) from Transactions in Interest	(494,942)	215,458	(5,392)	(186,560)	212,151	116,272
Total Increase (Decrease) in Net Assets	(2,083,266)	1,292,819	562,406	(959,192)	622,042	358,258
Net Assets
Beginning of Period	3,707,790	2,414,971	1,852,565	1,525,571	903,529	545,271
End of Period	$1,624,524	$3,707,790	$2,414,971	$566,379	$1,525,571	$903,529

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA One-Year Fixed Income Series			The DFA Two-Year Global Fixed Income Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$102,095	$157,046	$94,187	$86,439	$103,173	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,438)	(74)	(4,503)	62	(3,439)	(15,021)
Foreign Currency Transactions	—	—	—	77,256	(32,540)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(8,430)	(2,138)	16,421	(51,296)	24,384	91,272
Translation of Foreign Currency Denominated Amounts	—	—	—	(11,788)	56,392	(46,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,227	154,834	106,105	100,673	147,970	103,688
Distributions From:
Net Investment Income	(106,601)	(152,964)	(90,843)	(130,982)	(79,311)	(19,326)
Total Distributions	(106,601)	(152,964)	(90,843)	(130,982)	(79,311)	(19,326)
Capital Share Transactions (1):
Shares Issued	749,285	1,322,342	1,068,203	243,154	722,901	511,783
Shares Issued in Lieu of Cash Distributions	104,347	148,906	89,382	129,852	78,772	19,113
Shares Redeemed	(843,030)	(663,105)	(707,260)	(379,944)	(137,011)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	10,602	808,143	450,325	(6,938)	664,662	416,177
Total Increase (Decrease) in Net Assets	(3,772)	810,013	465,587	(37,247)	733,321	500,539
Net Assets
Beginning of Period	3,229,144	2,419,131	1,953,544	3,302,095	2,568,774	2,068,235
End of Period	$3,225,372	$3,229,144	$2,419,131	$3,264,848	$3,302,095	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	75,046	132,195	107,376	23,371	69,860	51,248
Shares Issued in Lieu of Cash Distributions	10,474	14,922	8,997	12,552	7,641	1,908
Shares Redeemed	(84,607)	(66,333)	(71,080)	(36,525)	(13,289)	(11,439)
	913	80,784	45,293	(602)	64,212	41,717
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$—	$13,397	$9,315	$—	$40,415	$52,411

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	6	%(C)	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$9.79	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.34)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	(3.13)	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.37)	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.25)	(0.77)	(0.12)	—	—	—
Total Distributions	(0.62)	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$6.04	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	(33.77	)%(C)	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$200,499	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	76	%(C)	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(8.25)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	(7.90)	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.35)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.35)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$13.56	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,739,363	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.93	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.03)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(5.82)	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.18)	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.51)	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.69)	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$12.42	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(31.60	)%(C)	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$5,504,135	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.36	%(B)	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	32	%(C)	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.21	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.73)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(4.54)	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.15)	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.23)	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.38)	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$10.29	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(30.44	)%(C)	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$2,066,757	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	27	%(C)	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.64	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.14)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(3.01)	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.11)	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(0.88)	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(0.99)	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$6.64	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(31.08	)%(C)	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$2,923,624	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.59	%(B)	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	22	%(C)	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.73	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(11.45)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	(10.72)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.71)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(2.32)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$11.41	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,700,337	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	16	%(C)	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	10	%(C)	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	25	%(C)	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	20	%(C)	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	18	%(C)	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
Total Return	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	21	%(C)	6	%(C)

	The Emerging Markets Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	19	%(C)	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$566,379		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	3.07	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	19	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.01	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.27	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.31)	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.31)	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$9.97	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	2.79	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,225,372	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	31	%(C)	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.44	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.31	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.41)	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	—	(0.02)	—	—
Total Distributions	(0.41)	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.34	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	3.02	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,264,848	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.79	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	17	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and two are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE.

For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$3,222,515	$759,795	—	$3,982,310	$2,377	—	—	$2,377
The Enhanced U.S. Large Company Series	9,647	188,624	—	198,271	(51,127)	$(429)	—	(51,556)
The U.S. Large Cap Value Series	6,607,903	843,542	—	7,451,445	29	—	—	29
The U.S. Small Cap Value Series	5,376,431	1,069,228	—	6,445,659	26	—	—	26
The U.S. Small Cap Series	2,020,927	515,959	—	2,536,886	—	—	—	—
The U.S. Micro Cap Series	2,908,954	597,172	—	3,506,126	—	—	—	—
The DFA International Value Series	1,004,378	4,409,502	—	5,413,880	19	—	—	19
The Japanese Small Company Series	1,816	1,386,742	—	1,388,558	—	—	—	—
The Asia Pacific Small Company Series	3,430	575,328	—	578,758	3	—	—	3
The United Kingdom Small Company Series	7,156	563,364	—	570,520	1	—	—	1
The Continental Small Company Series	11,975	1,327,436	—	1,339,411	9	—	—	9
The Canadian Small Company Series	228,337	67,885	—	296,222	—	—	—	—
The Emerging Markets Series	610,934	1,127,567	—	1,738,501	32	—	—	32
The Emerging Markets Small Cap Series	122,194	522,210	—	644,404	10	—	—	10
The DFA One-Year Fixed Income Series	—	3,215,579	—	3,215,579	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,230,361	—	3,230,361	—	(6,732)	—	(6,732)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the period December 1, 2007 to October 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For period December 1, 2007 to October 31, 2008, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$62
The Enhanced U.S. Large Company Series	4
The U.S. Large Cap Value Series	134
The U.S. Small Cap Value Series	112
The U.S. Small Cap Series	43
The U.S. Micro Cap Series	59
The DFA International Value Series	117
The Japanese Small Company Series	19
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	14
The Continental Small Company Series	29
The Canadian Small Company Series	5
The Emerging Markets Series	44
The Emerging Markets Small Cap Series	17
The DFA One-Year Fixed Income Series	50
The DFA Two-Year Global Fixed Income Series	49

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$712,184	$245,176
The Enhanced U.S. Large Company Series	$103,147	$54,126	77,937	87,948
The U.S. Large Cap Value Series	—	—	2,227,129	1,690,939

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$2,404,320	$2,957,018
The U.S. Small Cap Series	—	—	785,077	1,246,407
The U.S. Micro Cap Series	—	—	876,260	1,252,839
The DFA International Value Series	—	—	1,266,540	1,523,257
The Japanese Small Company Series	—	—	130,404	143,170
The Asia Pacific Small Company Series	—	—	186,360	282,035
The United Kingdom Small Company Series	—	—	254,559	246,764
The Continental Small Company Series	—	—	359,725	350,354
The Canadian Small Company Series	—	—	385,418	73,101
The Emerging Markets Series	—	—	564,288	1,065,835
The Emerging Markets Small Cap Series	—	—	222,594	390,326
The DFA One-Year Fixed Income Series	$1,376,350	$206,075	368,562	159,474
The DFA Two-Year Global Fixed Income Series	943,936	—	526,783	390,100

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to in-kind transactions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The Enhanced U.S. Large Company Series	$14,673	$(1,589)	$(13,084)
The U.S. Large Cap Value Series	52,271	—	(52,271)
The U.S. Small Cap Value Series	416,268	(12,720)	(403,548)
The U.S. Small Cap Series	95,343	(8,349)	(86,994)
The U.S. Micro Cap Series	137,317	(9,684)	(127,633)
The DFA International Value Series	123,628	(20,126)	(103,502)
The DFA One-Year Fixed Income Series	8,941	(8,941)	—
The DFA Two-Year Global Fixed Income Series	66,118	11,108	(77,226)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007, and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
2008	31,658	4,162	35,820
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
2008	168,022	—	168,022
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
2008	113,153	1,391,671	1,504,824
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
2008	47,794	290,788	338,582
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
2008	116,845	448,150	564,995
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
2008	336,790	613,845	950,635
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
2008	106,601	—	106,601
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311
2008	130,982	—	130,982

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
The U.S. Large Cap Value Series	$66	—	$(542,039)	$(541,973)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$423,628	$542,039

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25
The Emerging Markets Series	108	—
The Emerging Markets Small Cap Series	199	—

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,340,356	$574,021	$(932,067)	$(358,046)
The U.S. Large Cap Value Series	9,332,438	582,282	(2,463,275)	(1,880,993)
The Japanese Small Company Series	1,832,932	50,880	(495,254)	(444,374)
The Asia Pacific Small Company Series	841,797	34,402	(297,440)	(263,038)
The United Kingdom Small Company Series	862,577	40,352	(332,409)	(292,057)
The Continental Small Company Series	1,640,246	150,203	(451,038)	(300,835)
The Canadian Small Company Series	582,126	554	(286,458)	(285,904)
The Emerging Markets Series	1,346,314	480,062	(87,875)	392,187
The Emerging Markets Small Cap Series	886,204	52,560	(294,360)	(241,800)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss, on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios, has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gain(Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At October 31, 2008, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/06/08	7,498	Australian Dollar	$4,669	$4,980	$(311)
11/14/08	701,504	Japanese Yen	7,007	7,125	(118)
			$11,676	$12,105	$(429)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Oct. 31, 2008	Unrealized Foreign Exchange Gain (Loss)
11/06/08	10,114	Australian Dollar	$6,304	$6,717	$(413)
11/06/08	101,659	Swiss Franc	87,285	87,667	(382)
11/20/08	31,781,634	Japanese Yen	316,916	322,853	(5,937)
			$410,505	$417,237	$(6,732)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the period ended October 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, the following funds had the following outstanding futures contracts (dollar amounts in thousands):

Fund	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 Index®	12/19/2008	155	$37,483	$2,377	$3,836
The Enhanced U.S. Large Company Series*	S&P 500 Index®	12/19/2008	810	195,878	(51,127)	—
The U.S. Large Cap Value Series	S&P 500 Index®	12/19/2008	235	56,829	29	5,816
The U.S. Small Cap Value Series	S&P 500 Index®	12/19/2008	215	51,992	26	5,321
The DFA International Value Series	S&P 500 Index®	12/19/2008	156	37,725	19	3,861
The Asia Pacific Small Company Series	S&P 500 Index®	12/19/2008	22	5,320	3	545
The United Kingdom Small Company Series	S&P 500 Index®	12/19/2008	12	2,902	1	297
The Continental Small Company Series	S&P 500 Index®	12/19/2008	79	19,104	9	1,955
The Emerging Markets Series	S&P 500 Index®	12/19/2008	266	64,325	32	6,584
The Emerging Markets Small Cap Series	S&P 500 Index®	12/19/2008	79	19,104	10	1,955

*  Some of Enhanced's securties have been segregated as collateral for the open futures contracts. See Schedule of Investments.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	3.85%	$7,724	5	$4	$14,811
The U.S. Large Cap Value Series	4.03%	5,774	4	3	5,880
The U.S. Small Cap Value Series	4.54%	9,025	12	14	32,000
The U.S. Small Cap Series	4.74%	21,400	25	70	75,420
The U.S. Micro Cap Series	3.78%	4,070	20	9	12,307

There were no outstanding borrowings by the Series under this line of credit during the period December 1, 2007 to October 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	3.68%	$8,004	31	$25	$27,822
The Japanese Small Company Series	3.08%	1,444	29	4	5,273
The Asia Pacific Small Company Series	3.61%	2,912	15	4	6,179
The United Kingdom Small Company Series	3.50%	681	10	1	4,103
The Continental Small Company Series	4.09%	971	11	1	3,466
The Canadian Small Company Series	3.72%	2,074	1	—	2,074
The Emerging Markets Series	3.52%	6,846	56	37	18,238
The Emerging Markets Small Cap Series	3.21%	2,143	39	7	5,337

At October 31, 2008, The Emerging Markets Series and The Emerging Markets Small Cap Series had loans outstanding in the amounts of $1,079 and $4,963, respectively.

I.  Securities Lending:

As of October 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The U.S. Small Cap Value Series	40,823
The U.S. Small Cap Series	55,442
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

M.  Subsequent Event Note:

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/
summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each Portfolio/Series is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions
U.S. Large Company Portfolio	100%	—	—	—	—	100%
Enhanced U.S. Large Company Portfolio	46%	1%	53%	—	—	100%
U.S. Large Cap Value Portfolio	27%	—	73%	—	—	100%
U.S. Targeted Value Portfolio	39%	—	61%	—	—	100%
U.S. Small Cap Value Portfolio	9%	—	91%	—	—	100%
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%
T.A. U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%
U. S Small Cap Portfolio	16%	1%	83%	—	—	100%
U.S. Micro Cap Portfolio	17%	2%	81%	—	—	100%
DFA Real Estate Securities Portfolio	15%	—	86%	—	—	100%
Large Cap International Portfolio	65%	—	35%	—	—	100%
International Core Equity Portfolio	76%	7%	17%	—	—	100%
T.A. World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%
International Small Company Portfolio	29%	8%	63%	—	—	100%
Japanese Small Company Portfolio	100%	—	—	—	—	100%
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%
United Kingdom Small Company Portfolio	43%	5%	51%	1%	—	100%
Continental Small Company Portfolio	36%	3%	60%	1%	—	100%
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%
DFA Global Real Estate Securities Portfolio	—	—	—	—	—	100%
DFA International Small Cap Value Portfolio	30%	7%	63%	—	—	100%
International Vector Equity Portfolio	—	—	—	—	—	100%
Emerging Markets Portfolio	35%	—	65%	—	—	100%
Emerging Markets Small Cap Portfolio	22%	6%	72%	—	—	100%
Emerging Markets Core Equity Portfolio	85%	4%	11%	—	—	100%
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%
DFA Two-Year Global Fixed Income Portfolio	99%	—	1%	—	—	100%
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	100%	—	100%
DFA Five-Year Government Portfolio	100%	—	—	—	—	100%
DFA Five-Year Global Fixed Income Portfolio	95%	—	—	5%	—	100%
DFA Intermediate Government Fixed Income Portfolio	99%	—	1%	—	—	100%
DFA Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	67%	—	—	33%	—	100%
The DFA Investment Trust Company
The U.S. Large Cap Value Series	100%	—	—	—	—	100%
The Enhanced U.S. Large Company Series	76%	12%	12%	—	—	100%
The DFA International Value Series	33%	2%	65%	—	—	100%
The DFA One-Year Fixed Income Series	100%	—	—	—	—	100%
The DFA Two-Year Global Fixed Income Series	100%	—	—	—	—	100%

DFA Investment Dimensions Group Inc.	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
U.S. Large Company Portfolio	100%	18%	—	—	4%	—
Enhanced U.S. Large Company Portfolio	—	—	7%	—	19%	3%
U.S. Large Cap Value Portfolio	87%	87%	—	—	1%	—
U.S. Targeted Value Portfolio	93%	94%	—	—	1%	—
U.S. Small Cap Value Portfolio	65%	72%	—	—	1%	—
U.S. Core Equity 1 Portfolio	81%	78%	—	—	2%	—
U.S. Core Equity 2 Portfolio	83%	81%	—	—	1%	—
U.S. Vector Equity Portfolio	83%	79%	—	—	2%	—
T.A. U.S. Core Equity 2 Portfolio	62%	61%	—	—	5%	—
U. S Small Cap Portfolio	60%	50%	—	—	1%	5%
U.S. Micro Cap Portfolio	40%	90%	—	—	1%	10%
DFA Real Estate Securities Portfolio	—	—	—	—	1%	—
Large Cap International Portfolio	1%	61%	—	8%	1%	—
International Core Equity Portfolio	4%	66%	—	6%	1%	9%
T.A. World ex U.S. Core Equity Portfolio	16%	46%	—	10%	2%	—
International Small Company Portfolio	—	19%	—	5%	1%	21%
Japanese Small Company Portfolio	—	66%	—	—	1%	—
Asia Pacific Small Company Portfolio	1%	13%	—	—	19%	—
United Kingdom Small Company Portfolio	—	100%	—	—	1%	10%
Continental Small Company Portfolio	—	47%	—	9%	1%	7%
DFA International Real Estate Securities Portfolio	2%	25%	—	14%	1%	—
DFA Global Real Estate Securities Portfolio	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	1%	62%	—	4%	1%	21%
International Vector Equity Portfolio	—	—	—	—	6%	—
Emerging Markets Portfolio	—	60%	—	13%	1%	1%
Emerging Markets Small Cap Portfolio	12%	62%	—	12%	1%	22%
Emerging Markets Core Equity Portfolio	1%	58%	—	13%	1%	4%
DFA One-Year Fixed Income Portfolio	—	—	—	—	100%	—
DFA Two-Year Global Fixed Income Portfolio	—	—	3%	—	48%	1%
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—	—	—
DFA Five-Year Government Portfolio	—	—	100%	—	100%	—
DFA Five-Year Global Fixed Income Portfolio	—	—	22%	—	63%	—
DFA Intermediate Government Fixed Income Portfolio	—	—	100%	—	100%	—
DFA Inflation-Protected Securities Portfolio	—	—	30%	—	100%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	—	61%	—	—	1%	—
The DFA Investment Trust Company
The U.S. Large Cap Value Series	85%	84%	—	—	1%	—
The Enhanced U.S. Large Company Series	—	—	6%	—	20%	26%
The DFA International Value Series	6%	58%	—	—	—	7%
The DFA One-Year Fixed Income Series	—	—	7%	—	100%	—
The DFA Two-Year Global Fixed Income Series	—	—	2%	—	48%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At Board meetings held on December 14, 2007 and March 20, 2008 (collectively, the "Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for DFA Global Real Estate Securities Portfolio (the "Real Estate Portfolio"). For the Real Estate Portfolio, Dimensional Fund Advisors Ltd. or DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Real Estate Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Real Estate Portfolio, including the resources of the Advisor to be dedicated to the Real Estate Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Real Estate Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Real Estate Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Real Estate Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Real Estate Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Real Estate Portfolio, and the resources of the Advisor dedicated to the Real Estate Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Real Estate Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Real Estate Portfolio. The Board noted that the services that were proposed to be provided to the Real Estate Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Real Estate Portfolio appeared to be consistent with the Real Estate Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Real Estate Portfolio, and compared the fees to be charged to the Real Estate Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Real Estate Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Real Estate Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Real Estate Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Real Estate Portfolio's peer group. The Board also concluded that, given that the Real Estate Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Real Estate Portfolio at the present time.

The Board also noted that, as the Real Estate Portfolio had not yet commenced investment operations, there was no investment performance for either the Real Estate Portfolio or the Advisor in managing the Real Estate Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Real Estate Portfolio because the Real Estate Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Real Estate Portfolio was in the best interests of the Real Estate Portfolio and its shareholders.

At the Board meeting held on June 26, 2008 (the "June Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for International Vector Equity Portfolio (the "International Portfolio"). For the International Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited

each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor").

At the June Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the International Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the International Portfolio, including the resources of the Advisor to be dedicated to the International Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the International Portfolio; (iv) the profitability realized by the Advisor from its relationship with the International Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the International Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the International Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the International Portfolio, and the resources of the Advisor dedicated to the International Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the International Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the International Portfolio. The Board noted that the services that were proposed to be provided to the International Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the International Portfolio appeared to be consistent with the International Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the International Portfolio, and compared the fees to be charged to the International Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the International Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the International Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the International Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the International Portfolio's peer group. The Board also concluded that, given that the International Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the International Portfolio at the present time.

The Board also noted that, as the International Portfolio had not yet commenced investment operations, there was no investment performance for either the International Portfolio or the Advisor in managing the International Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the International Portfolio because the International Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the International Portfolio was in the best interests of the International Portfolio and its shareholders.

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DFA103108-001A

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

STRIP   Separate Trading of Registered Interest and Principal Securities

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(y)  The rate shown is the effective yield.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Marketwide Value Portfolio vs. Russell 3000 Value Index

December 14, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Marketwide Value Portfolio
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$13,359
$11,989

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	-41.19%	1.17%	1.85%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Equity Portfolio vs. Dow Jones Wilshire 5000 Index
September 25, 2001-October 31, 2008

Growth of $10,000

Tax-Managed U.S. Equity Portfolio
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
09/01
2003
2004
2005
2006
2007
2008
10/08
$11,828
$11,221

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	-35.29%	0.44%	1.64%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Targeted Value Portfolio vs. Russell 2000 Value Index
December 11, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Targeted Value Portfolio
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$20,102
$19,725

Average Annual Total Return	One Year	Five Years	From 12/11/1998
	-38.08%	1.02%	7.11%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Small Cap Portfolio vs. Russell 2000 Index

December 15, 1998-October 31, 2008

Growth of $10,000
Tax-Managed U.S. Small Cap Portfolio
Russell 2000 Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$17,835
$15,643

Average Annual Total Return	One Year	Five Years	From 12/15/1998
	-37.78%	0.54%	6.03%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed DFA International Value Portfolio vs. MSCI World ex USA Index (net dividends)

April 16, 1999-October 31, 2008

Growth of $10,000

Tax-Managed DFA International Value Portfolio
MSCI World ex USA Index (net dividends)
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
04/99
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$14,846
$10,762
$10,333

Average Annual Total Return	One Year	Five Years	From 4/16/1999
	-48.76%	5.86%	4.23%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

U.S. Equity Market Review  11 Months Ended October 31, 2008

U.S. equity markets experienced high levels of volatility during the 11-month fiscal year ended October 31, 2008. The behavior of equity markets has been driven in large part by the contraction of lending in credit markets. In addition to heightened volatility, the cross-sectional dispersion of stock returns in equity markets has increased relative to previous levels, and returns even within each asset class have differed greatly. Dimensional Fund Advisors believes that a security's risk characteristics determine its expected return. Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

For the 11 months ended October 31, 2008, small company stocks slightly outperformed large companies, and mid cap companies underperformed both small and large cap companies. The performance of the Russell Microcap Index® was –33.59%, the Russell 2000 Index® was –29.07%, CRSP 6-10 Index was –32.90%, and MSCI USA Small Cap 1750 Index was –32.21%. Large cap value stocks, as measured by the Russell 1000 Value Index®, slightly outperformed large cap growth stocks, as measured by the Russell 1000 Growth Index®. The value premium was larger among small cap stocks.

Total Return for 11 Months Ended October 31, 2008

Russell 2000 Index® (small cap companies)	–29.07%
Russell Midcap Index® (mid cap companies)	–37.70%
Russell 1000 Index® (large cap companies)	–33.99%
Russell 3000 Value Index®	–32.90%
Russell 3000 Growth Index®	–34.45%

When the large, mid, and small cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

Total Return for 11 Months Ended October 31, 2008

Russell 1000 Value Index® (large cap value companies)	–33.55%
Russell 1000 Growth Index® (large cap growth companies)	–34.54%
Russell Midcap Value Index® (mid cap value companies)	–35.42%
Russell Midcap Growth Index® (mid cap growth companies)	–40.01%
Russell 2500 Value Index® (small/mid cap value companies)	–29.10%
Russell 2500 Growth Index® (small/mid cap growth companies)	–37.30%
Russell 2000 Value Index® (small cap value companies)	–24.91%
Russell 2000 Growth Index® (small cap growth companies)	–33.26%

Source: Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the 11 months ended October 31, 2008 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and portfolios investing in the U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

4

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,410 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.31% for the S&P 500® Index, –32.90% for the Russell 3000 Value Index® and –37.53% for the Portfolio. Relative to the Russell 3000 Value Index®, underperformance of the Portfolio was primarily due to the Master Fund's lower exposure to stocks with neutral value/growth price characteristics as measured by book-to-market ("BtM") ratio. Less value-oriented stocks in the lowest three BtM quartiles, which accounted for approximately 20% of the Master Fund compared to 53% of the Index, outperformed the Russell 3000 Value Index® by more than 6 percentage points. Large cap stocks held by the Master Fund underperformed similarly sized stocks held by the Index by approximately 6 percentage points.

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 2,970 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.41% for the Dow Jones Wilshire 5000 Index and –32.30% for the Portfolio. Relative to the Dow Jones Wilshire 5000 Index, the better relative performance of the Portfolio was primarily due to the Master Fund's composition differences between the largest stocks and most growth-oriented stocks held by the Master Fund compared to the Index. Growth stocks held by the Master Fund in the lowest book-to-market ratio quartile outperformed similar stocks held by the Index by approximately 1 percentage point. Large and mid cap stocks held by the Master Fund also outperformed similarly sized stocks held by the Index.

Tax-Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

5

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong; micro cap and mid cap stocks underperformed large and small cap stocks. Value stocks generally outperformed growth stocks. Total returns were –24.91% for the Russell 2000 Value Index®, –29.10% for the Russell 2500 Value Index®, and –32.85% for the Portfolio. Relative to the Russell 2000 Value Index®, the underperformance of the Portfolio was primarily due to its underperformance in the first five to six weeks of the third quarter following the annual reconstitution of the Russell indexes. During this period, declining financial stocks added to the Index reversed course and rallied, while surging energy stocks removed from the Index slumped. The Portfolio held a different composition of financials and energy stocks than the Index and thus underperformed by over 3 percentage points during this period. A lower exposure to stocks with neutral value/growth characteristics as measured by book-to-market ratios ("BtM") for the full 11-month fiscal year also contributed to the Portfolio's underperformance. Stocks in the two lowest BtM quartiles, which accounted for approximately 16% of the Portfolio compared to 27% of the Index, outperformed the overall Russell 2000 Value Index®. Mid cap stocks held by the Portfolio for the full 11-month fiscal year underperformed similar stocks held by the Index by approximately 21 percentage points, which also contributed to the underperformance.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Portfolio held approximately 2,470 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, the size premium was not strong, micro cap and mid cap stocks underperformed large and small cap stocks, and value stocks generally outperformed growth stocks. Total returns were –29.07% for the Russell 2000 Index® and –32.53% for the Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to the Portfolio's higher allocation to micro cap stocks, which underperformed small cap stocks, and the better performance of mid cap stocks in the benchmark.

International Equity Market Review  11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were lower than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes reduced the returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

6

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends) and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U.S. Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

7

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 440 stocks in 22 developed country markets as of October 31, 2008, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –44.37 for the MSCI World ex USA Index (net dividends), and –45.58% for the Portfolio. Relative to both Indexes, the underperformance of the Portfolio was primarily due to a greater allocation to value stocks in general and financial stocks in particular, both of which underperformed the Indexes. Value stocks, which accounted for approximately 69% of the Portfolio compared to 28% of the Indexes, underperformed both Indexes by approximately 4 percentage points. Financials, which accounted for 43% of the Portfolio compared to 25% of the Indexes, underperformed both Indexes by approximately 8 percentage points. A lower allocation to health care stocks, which accounted for less than 1% of the Portfolio compared to 6% of the Indexes and outperformed both Indexes by approximately 22 percentage points, also contributed to the underperformance.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$653.80	0.37%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.28	0.37%	$1.88

9

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$714.70	0.22%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$703.90	0.45%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.45%	$2.29
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$725.20	0.53%	$2.30
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$581.30	0.54%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,022.42	0.54%	$2.75

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
Tax-Managed U.S. Targeted Value Portfolio	14.5%	4.7%	8.5%	26.2%	6.9%	16.4%	14.7%	7.4%	0.7%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	13.5%	4.4%	6.7%	18.8%	14.1%	16.6%	17.2%	4.8%	1.0%	2.9%	100.0%
Tax-Managed DFA International Value Portfolio	14.0%	5.2%	6.7%	38.6%	0.3%	10.4%	3.2%	9.2%	8.6%	3.8%	100.0%

11

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
October 31, 2008

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,576,991,803
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,923,262,076)	$1,576,991,803

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,268,507,344
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,383,489,952)	$1,268,507,344

See accompanying Notes to Financial Statements.
12

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.3%)
*# Big Lots, Inc.	417,700	$10,204,411	0.6%
Foot Locker, Inc.	432,273	6,319,831	0.4%
* Toll Brothers, Inc.	336,336	7,776,088	0.5%
Other Securities		210,064,892	12.6%
Total Consumer Discretionary		234,365,222	14.1%
Consumer Staples — (4.1%)
Nash-Finch Co.	157,694	6,217,874	0.4%
Other Securities		72,822,039	4.4%
Total Consumer Staples		79,039,913	4.8%
Energy — (7.0%)
Cimarex Energy Co.	276,334	11,180,474	0.7%
*# Forest Oil Corp.	286,943	8,381,605	0.5%
Helmerich & Payne, Inc.	224,400	7,699,164	0.5%
*# Mariner Energy, Inc.	533,200	7,672,748	0.5%
* Whiting Petroleum Corp.	181,168	9,418,924	0.6%
Other Securities		89,139,185	5.2%
Total Energy		133,492,100	8.0%
Financials — (22.2%)
American Financial Group, Inc.	227,271	5,165,870	0.3%
# Community Bank System, Inc.	300,570	7,499,221	0.5%
First Merchants Corp.	232,279	5,112,461	0.3%
First Niagara Financial Group, Inc.	606,949	9,571,586	0.6%
Harleysville Group, Inc.	245,883	7,764,985	0.5%
Infinity Property & Casualty Corp.	141,271	5,625,411	0.3%
MB Financial, Inc.	189,300	5,624,103	0.3%
# National Penn Bancshares, Inc.	332,584	5,633,973	0.3%
* Navigators Group, Inc.	104,945	5,300,772	0.3%
NewAlliance Bancshares, Inc.	592,808	8,180,750	0.5%
Odyssey Re Holdings Corp.	285,770	11,270,769	0.7%
* ProAssurance Corp.	116,848	6,420,798	0.4%
Prosperity Bancshares, Inc.	239,813	7,964,190	0.5%
RLI Corp.	153,060	8,784,113	0.5%
Selective Insurance Group, Inc.	335,982	7,979,572	0.5%
Synovus Financial Corp.	578,954	5,980,595	0.4%
Transatlantic Holdings, Inc.	180,280	7,724,998	0.5%
UMB Financial Corp.	162,376	7,360,504	0.5%
Wesbanco, Inc.	216,513	5,884,823	0.4%
Other Securities		288,462,386	17.2%
Total Financials		423,311,880	25.5%
Health Care — (6.3%)
Alpharma, Inc. Class A	241,146	7,550,281	0.5%
* CONMED Corp.	302,425	7,923,535	0.5%
* Gentiva Health Services, Inc.	216,739	5,884,464	0.4%
* King Pharmaceuticals, Inc.	700,571	6,158,019	0.4%
Omnicare, Inc.	341,925	9,426,872	0.6%
* Watson Pharmaceuticals, Inc.	196,132	5,132,774	0.3%
Other Securities		78,799,116	4.6%
Total Health Care		120,875,061	7.3%

13

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
* Allied Waste Industries, Inc.	1,402,645	$14,615,561	0.9%
Applied Industrial Technologies, Inc.	272,225	5,496,223	0.3%
*# Axsys Technologies, Inc.	104,354	6,890,495	0.4%
* Esterline Technologies Corp.	144,416	5,206,197	0.3%
IKON Office Solutions, Inc.	493,821	8,508,536	0.5%
# Regal-Beloit Corp.	232,378	7,566,228	0.5%
Ryder System, Inc.	192,110	7,611,398	0.5%
Werner Enterprises, Inc.	373,696	7,331,916	0.5%
Other Securities		186,573,177	11.1%
Total Industrials		249,799,731	15.0%
Information Technology — (12.7%)
* Arrow Electronics, Inc.	302,235	5,274,001	0.3%
* Ingram Micro, Inc.	439,461	5,858,015	0.4%
* Interwoven, Inc.	445,026	5,611,778	0.3%
*# MKS Instruments, Inc.	357,693	6,635,205	0.4%
Other Securities		218,010,286	13.1%
Total Information Technology		241,389,285	14.5%
Materials — (6.7%)
Ashland, Inc.	230,823	5,214,292	0.3%
Minerals Technologies, Inc.	134,619	7,640,974	0.5%
Sensient Technologies Corp.	299,254	7,550,178	0.5%
Other Securities		106,730,032	6.4%
Total Materials		127,135,476	7.7%
Other — (0.0%)
Total Other		188,820	0.0%
Telecommunication Services — (0.6%)
CenturyTel, Inc.	311,333	7,817,572	0.5%
Other Securities		4,246,768	0.2%
Total Telecommunication Services		12,064,340	0.7%
Utilities — (0.0%)
Total Utilities		495,500	0.0%
TOTAL COMMON STOCKS		1,622,157,328	97.6%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		129	0.0%
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	27,456,627	27,456,627	1.6%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $8,530,000 FHLMC 4.50%, 05/01/23, valued at $8,114,163) to be repurchased at $7,993,626	$7,993	7,993,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		35,449,627	2.1%

14

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund LP	230,919,414	$230,919,414	13.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $44,019,340 FHLMC 5.000%, 04/01/36 & 5.000%, 11/01/35; FNMA 5.850%, 05/01/36 & 6.299%(r), 02/01/23; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 09/15/36 to 08/15/38 valued at $20,983,659) to be repurchased at $20,372,890	$20,372	20,372,484	1.2%
TOTAL SECURITIES LENDING COLLATERAL		251,291,898	15.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,254,774,045)		$1,908,898,982	114.8%

See accompanying Notes to Financial Statements.
15

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.4%)
Consumer Discretionary — (10.8%)
* 99 Cents Only Stores	240,576	$2,935,027	0.3%
* Big Lots, Inc.	109,900	2,684,857	0.3%
*# Jarden Corp.	120,800	2,150,240	0.2%
Other Securities		134,997,245	12.5%
Total Consumer Discretionary		142,767,369	13.3%
Consumer Staples — (3.6%)
Del Monte Foods Co.	282,900	1,785,099	0.2%
# Flowers Foods, Inc.	82,837	2,456,117	0.2%
Other Securities		43,422,928	4.0%
Total Consumer Staples		47,664,144	4.4%
Energy — (5.0%)
*# Comstock Resources, Inc.	63,010	3,113,954	0.3%
*# Denbury Resources, Inc.	170,120	2,162,225	0.2%
* Encore Acquisition Co.	66,000	2,055,900	0.2%
* Whiting Petroleum Corp.	39,464	2,051,733	0.2%
Other Securities		56,870,101	5.3%
Total Energy		66,253,913	6.2%
Financials — (15.0%)
# BancFirst Corp.	39,225	1,976,940	0.2%
Bank Mutual Corp.	165,456	1,907,708	0.2%
First Financial Corp.	43,176	1,825,481	0.2%
First Niagara Financial Group, Inc.	157,229	2,479,501	0.2%
FirstMerit Corp.	95,640	2,230,325	0.2%
# National Penn Bancshares, Inc.	132,002	2,236,114	0.2%
NewAlliance Bancshares, Inc.	195,136	2,692,877	0.3%
Old National Bancorp	94,500	1,789,830	0.2%
* Pinnacle Financial Partners, Inc.	76,048	2,225,164	0.2%
Prosperity Bancshares, Inc.	83,723	2,780,441	0.3%
* SVB Financial Group	36,200	1,862,490	0.2%
UMB Financial Corp.	46,627	2,113,602	0.2%
# United Bankshares, Inc.	61,407	1,958,883	0.2%
Wesbanco, Inc.	79,092	2,149,721	0.2%
# Whitney Holding Corp.	93,790	1,782,010	0.2%
Zenith National Insurance Corp.	65,289	2,145,397	0.2%
Other Securities		165,365,614	15.1%
Total Financials		199,522,098	18.5%
Health Care — (11.3%)
Alpharma, Inc. Class A	62,400	1,953,744	0.2%
*# Amedisys, Inc.	33,734	1,902,935	0.2%
Datascope Corp.	39,986	2,006,098	0.2%
*# Illumina, Inc.	117,282	3,615,804	0.3%
* LHC Group, Inc.	53,417	1,884,552	0.2%
*# LifePoint Hospitals, Inc.	76,649	1,837,277	0.2%
*# Sequenom, Inc.	100,258	1,804,644	0.2%
Steris Corp.	57,563	1,959,445	0.2%
Other Securities		132,682,111	12.2%
Total Health Care		149,646,610	13.9%
Industrials — (13.1%)
*# Allegiant Travel Co.	46,248	1,842,058	0.2%
* Axsys Technologies, Inc.	32,169	2,124,119	0.2%

16

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Beacon Roofing Supply, Inc.	134,700	$1,842,696	0.2%
* Esterline Technologies Corp.	49,697	1,791,577	0.2%
# Flowserve Corp.	45,400	2,584,168	0.2%
*# FTI Consulting, Inc.	54,350	3,165,888	0.3%
IKON Office Solutions, Inc.	161,272	2,778,717	0.3%
Werner Enterprises, Inc.	99,042	1,943,204	0.2%
Other Securities		155,076,829	14.3%
Total Industrials		173,149,256	16.1%
Information Technology — (13.4%)
*# Comtech Telecommunications Corp.	37,058	1,794,348	0.2%
*# FLIR Systems, Inc.	83,800	2,689,980	0.3%
* Perot Systems Corp.	140,200	2,017,478	0.2%
*# Skyworks Solutions, Inc.	290,070	2,068,199	0.2%
*# Synaptics, Inc.	65,100	2,010,939	0.2%
Other Securities		167,693,125	15.4%
Total Information Technology		178,274,069	16.5%
Materials — (4.2%)
# NL Industries, Inc.	139,391	1,920,808	0.2%
Terra Industries, Inc.	111,790	2,458,262	0.2%
# Westlake Chemical Corp.	111,200	2,027,176	0.2%
Other Securities		48,618,729	4.5%
Total Materials		55,024,975	5.1%
Other — (0.0%)
Total Other		27,765	0.0%
Telecommunication Services — (0.7%)
Total Telecommunication Services		9,381,778	0.9%
Utilities — (2.3%)
# Laclede Group, Inc.	37,663	1,970,528	0.2%
Other Securities		28,723,090	2.6%
Total Utilities		30,693,618	2.8%
TOTAL COMMON STOCKS		1,052,405,595	97.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		29	0.0%
TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,607,368	12,607,368	1.1%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,565,000 FNMA 5.00%, 05/01/23, valued at $5,290,975) to be repurchased at $5,210,408	$5,210	5,210,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		17,817,368	1.6%

17

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	234,986,351	$234,986,351	21.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $28,585,273 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 08/01/21 to 08/01/38 & U.S. Treasury STRIP 4.623%(y), 02/15/17, valued at $21,739,609) to be repurchased at $21,162,186	$21,162	21,161,764	2.0%
TOTAL SECURITIES LENDING COLLATERAL		256,148,115	23.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,439,884,288)		$1,326,371,107	123.1%

See accompanying Notes to Financial Statements.
18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
Commonwealth Bank of Australia	627,593	$17,155,741	1.2%
National Australia Bank, Ltd.	733,580	11,903,144	0.9%
Other Securities		39,156,820	2.8%
TOTAL — AUSTRALIA		68,215,705	4.9%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		3,932,494	0.3%
BELGIUM — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		6,216,436	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		92	0.0%
TOTAL — BELGIUM		6,216,528	0.4%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
Bank of Montreal	186,933	6,672,080	0.5%
Barrick Gold Corp.	304,400	6,960,312	0.5%
Goldcorp, Inc.	355,694	6,651,740	0.5%
Petro-Canada	405,000	10,127,520	0.7%
Sun Life Financial, Inc.	488,350	11,486,537	0.8%
TransCanada Corp.	257,673	7,785,987	0.6%
Other Securities		38,282,982	2.7%
TOTAL — CANADA		87,967,158	6.3%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,868,042	0.8%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
UPM-Kymmene Oyj	522,500	7,388,321	0.5%
Other Securities		9,944,645	0.7%
TOTAL — FINLAND		17,332,966	1.2%
FRANCE — (8.4%)
COMMON STOCKS — (8.4%)
AXA SA	948,963	18,129,043	1.3%
BNP Paribas SA	522,726	37,741,527	2.7%
Compagnie de Saint-Gobain	216,412	8,350,656	0.6%
Vivendi SA	509,113	13,307,768	1.0%
Other Securities		49,046,181	3.5%
TOTAL — FRANCE		126,575,175	9.1%
GERMANY — (14.1%)
COMMON STOCKS — (14.1%)
Allianz SE	205,697	15,478,586	1.1%
Daimler Chrysler AG	585,691	20,121,553	1.4%
# Deutsche Bank AG	246,505	9,208,666	0.7%
Deutsche Telekom AG	1,440,584	21,390,430	1.5%
Deutsche Telekom AG Sponsored ADR	681,300	10,117,305	0.7%
E.ON AG	1,190,538	45,562,909	3.3%

19

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	128,600	$16,694,818	1.2%
# Volkswagen AG	77,192	46,722,393	3.4%
Other Securities		26,415,937	1.9%
TOTAL — GERMANY		211,712,597	15.2%
GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,197,078	0.2%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	974,000	9,351,885	0.7%
Hutchison Whampoa, Ltd.	1,486,000	8,030,151	0.6%
Other Securities		21,210,777	1.5%
TOTAL — HONG KONG		38,592,813	2.8%
IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,168,088	0.1%
ITALY — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		25,565,689	1.8%
JAPAN — (12.9%)
COMMON STOCKS — (12.9%)
FUJIFILM Holdings Corp.	363,000	8,356,393	0.6%
Hitachi, Ltd.	2,287,000	10,737,588	0.8%
Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,853,383	0.6%
Tokio Marine Holdings, Inc.	212,029	6,540,224	0.5%
Other Securities		159,218,396	11.4%
TOTAL — JAPAN		193,705,984	13.9%
NETHERLANDS — (3.7%)
COMMON STOCKS — (3.7%)
# ArcelorMittal	556,681	14,452,316	1.0%
ING Groep NV	1,067,775	10,016,113	0.7%
Koninklijke Philips Electronics NV	1,048,711	19,380,000	1.4%
Other Securities		11,264,121	0.9%
TOTAL — NETHERLANDS		55,112,550	4.0%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		779,909	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,582,240	0.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		1,485,553	0.1%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
DBS Group Holdings, Ltd.	964,600	7,363,270	0.5%
Other Securities		12,383,649	0.9%
TOTAL — SINGAPORE		19,746,919	1.4%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
Banco Santander Central Hispano SA	3,419,617	36,983,728	2.7%

20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	567,226	$10,786,316	0.8%
Other Securities		26,389,438	1.8%
TOTAL — SPAIN		74,159,482	5.3%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	1,387,996	11,124,975	0.8%
Other Securities		26,483,690	1.9%
TOTAL — SWEDEN		37,608,665	2.7%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
* Compagnie Financiere Richemont SA Series A	393,600	8,274,526	0.6%
Credit Suisse Group AG	616,112	23,038,813	1.7%
Holcim, Ltd.	179,587	10,200,405	0.7%
Swiss Re	230,487	9,612,154	0.7%
Zurich Financial SVCS AG	87,564	17,764,778	1.3%
Other Securities		20,707,725	1.4%
TOTAL — SWITZERLAND		89,598,401	6.4%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Aviva P.L.C.	1,621,273	9,670,900	0.7%
BP P.L.C. Sponsored ADR	149,300	7,420,210	0.5%
British American Tobacco P.L.C.	240,592	6,599,265	0.5%
HSBC Holdings P.L.C.	547,509	6,484,808	0.5%
# HSBC Holdings P.L.C. Sponsored ADR	547,726	32,315,834	2.3%
Royal Dutch Shell P.L.C. ADR	564,548	31,213,859	2.2%
RSA Insurance Group P.L.C.	3,030,972	6,740,377	0.5%
Sainsbury (J.) P.L.C.	2,160,157	9,867,958	0.7%
Vodafone Group P.L.C.	29,147,216	56,070,911	4.0%
Vodafone Group P.L.C. Sponsored ADR	889,400	17,138,738	1.2%
William Morrison Supermarkets P.L.C.	3,029,886	12,901,057	0.9%
Other Securities		86,293,043	6.3%
TOTAL — UNITED KINGDOM		282,716,960	20.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $5,940,000 FNMA 4.50%, 10/01/35, valued at $4,466,088) to be repurchased at $4,399,345	$4,399	4,399,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (8.6%)
§@ DFA Short Term Investment Fund LP	125,164,320	125,164,320	9.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,924,014 FNMA 7.000%, 08/01/37 & 7.000%, 12/01/37, valued at $3,599,733) to be repurchased at $3,529,224	$3,529	3,529,150	0.3%
TOTAL SECURITIES LENDING COLLATERAL		128,693,470	9.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,858,473,271)		$1,497,933,466	107.5%

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,576,992	$1,268,507	—
Investments at Value (including $0, $0, and $244,201 of securities on loan, respectively)	—	—	$1,622,157
Temporary Cash Investments at Value & Cost	—	—	35,450
Collateral Received from Securities on Loan at Value & Cost	—	—	251,292
Receivables:
Investment Securities Sold/Affiliated Investment Companies Purchased	—	12,360	8,000
Dividends and Interest	—	—	910
Securities Lending Income	—	—	713
Fund Shares Sold	21,668	3,367	4,856
Fund Margin Variation	—	—	13
Prepaid Expenses and Other Assets	65	53	66
Total Assets	1,598,725	1,284,287	1,923,457
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	251,292
Investment Securities Purchased	13,792	—	—
Fund Shares Redeemed	7,876	15,727	8,646
Due to Advisor	207	154	616
Accrued Expenses and Other Liabilities	93	76	129
Total Liabilities	21,968	15,957	260,683
NET ASSETS	$1,576,757	$1,268,330	$1,662,774
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	148,949,114	122,484,325	115,399,750
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.59	$10.36	$14.41
Investments in Affiliated Investment Companies at Cost	$1,923,262	$1,383,489	$—
Investments at Cost	$—	$—	$1,968,032
NET ASSETS CONSIST OF:
Paid-In Capital	$2,034,187	$1,586,297	$2,047,294
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,190	5,085	6,430
Accumulated Net Realized Gain (Loss)	(120,350)	(208,070)	(45,088)
Net Unrealized Appreciation (Depreciation)	(346,270)	(114,982)	(345,862)
NET ASSETS	$1,576,757	$1,268,330	$1,662,774
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $246,338 and $93,787 of securities on loan, respectively)	$1,052,406	$1,364,841
Temporary Cash Investments at Value & Cost	17,817	4,399
Collateral Received from Securities on Loan at Value & Cost	256,148	128,693
Foreign Currencies at Value	—	20,905
Cash	—	15
Receivables:
Investment Securities Sold	11,560	—
Dividends, Interest, and Tax Reclaims	594	6,657
Securities Lending Income	782	211
Fund Shares Sold	2,835	5,866
Fund Margin Variation	8	2
Prepaid Expenses and Other Assets	47	195
Total Assets	1,342,197	1,531,784
LIABILITIES:
Payables:
Upon Return of Securities Loaned	256,148	128,693
Fund Shares Redeemed	8,089	9,087
Due to Advisor	479	631
Accrued Expenses and Other Liabilities	86	144
Total Liabilities	264,802	138,555
NET ASSETS	$1,077,395	$1,393,229
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	68,046,051	132,080,504
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.83	$10.55
Investments at Cost	$1,165,919	$1,725,381
Foreign Currencies at Cost	$—	$20,994
NET ASSETS CONSIST OF:
Paid-In Capital	$1,234,996	$1,760,482
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,269	9,469
Accumulated Net Realized Gain (Loss)	(47,365)	(15,779)
Net Unrealized Foreign Exchange Gain (Loss)	—	(316)
Net Unrealized Appreciation (Depreciation)	(113,505)	(360,627)
NET ASSETS	$1,077,395	$1,393,229
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*		Tax-Managed U.S. Equity Portfolio*		Tax-Managed U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends	$46,448	$49,748	$29,548	$29,980	$28,661	$43,241
Interest	490	878	232	473	647	1,236
Income from Securities Lending	3,407	992	1,679	725	5,924	3,639
Expenses Allocated from Affiliated Investment Companies	(4,722)	(6,102)	(1,086)	(1,169)	—	—
Total Investment Income	45,623	45,516	30,373	30,009	35,232	48,116
Expenses
Investment Advisory Services Fees	—	—	—	—	9,702	14,794
Administrative Services Fees	3,274	4,247	2,379	2,580	—	—
Accounting & Transfer Agent Fees	44	51	34	35	280	386
Custodian Fees	—	—	—	—	67	66
Filing Fees	83	95	81	95	106	100
Shareholders' Reports	52	38	36	25	56	74
Directors'/Trustees' Fees & Expenses	—	23	—	16	—	13
Professional Fees	17	34	14	21	49	77
Other	11	9	13	5	173	73
Total Expenses	3,481	4,497	2,557	2,777	10,433	15,583
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(150)	(162)	—	—
Net Expenses	3,481	4,497	2,407	2,615	10,433	15,583
Net Investment Income (Loss)	42,142	41,019	27,966	27,394	24,799	32,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(117,785)	139,228	(142,472)	10,874	(42,385)	167,039
Futures	(1,959)	—	—	—	(2,493)	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(943,227)	(180,378)	(530,593)	73,457	(869,703)	(423,757)
Futures	11	—	—	—	13	—
Net Realized and Unrealized Gain (Loss)	(1,062,960)	(41,150)	(673,065)	84,331	(914,568)	(256,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,020,818)	$(131)	$(645,099)	$111,725	$(889,769)	$(224,185)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,656, and $7,381, respectively)	$14,083	$16,373	$89,201	$87,818
Interest	365	836	378	453
Income from Securities Lending	7,111	4,373	2,381	1,885
Total Investment Income	21,559	21,582	91,960	90,156
Expenses
Investment Advisory Services Fees	7,145	9,165	10,673	13,650
Accounting & Transfer Agent Fees	180	222	264	324
Custodian Fees	78	79	304	385
Filing Fees	66	72	85	89
Shareholders' Reports	38	30	56	43
Directors'/Trustees' Fees & Expenses	—	12	—	23
Professional Fees	32	39	54	59
Other	32	16	63	49
Total Expenses	7,571	9,635	11,499	14,622
Net Investment Income (Loss)	13,988	11,947	80,461	75,534
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(44,705)	182,553	(12,092)	225,699
Futures	(1,909)	—	(2,244)	—
Foreign Currency Transactions	—	—	(391)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(533,613)	(217,967)	(1,307,758)	116,793
Futures	8	—	2	—
Translation of Foreign Currency Denominated Amounts	—	—	(455)	17
Net Realized and Unrealized Gain (Loss)	(580,219)	(35,414)	(1,322,938)	342,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$(566,231)	$(23,467)	$(1,242,477)	$418,483

See accompanying Notes to Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio			Tax-Managed U.S. Equity Portfolio			Tax-Managed U.S. Targeted Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,142	$41,019	$31,113	$27,966	$27,394	$19,300	$24,799	$32,533	$24,692
Net Realized Gain (Loss) on:
Investment Securities Sold	(117,785)	139,228	53,357	(142,472)	10,874	(27,194)	(42,385)	167,039	301,039
Futures	(1,959)	—	—	—	—	—	(2,493)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(943,227)	(180,378)	259,879	(530,593)	73,457	165,031	(869,703)	(423,757)	145,177
Futures	11	—	—	—	—	—	13	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,020,818)	(131)	344,349	(645,099)	111,725	157,137	(889,769)	(224,185)	470,908
Distributions From:
Net Investment Income	(44,833)	(39,785)	(28,092)	(30,460)	(25,931)	(16,748)	(21,993)	(30,833)	(21,344)
Net Long-Term Gains	(36,063)	—	—	—	—	—	(152,308)	(284,595)	(219,589)
Total Distributions	(80,896)	(39,785)	(28,092)	(30,460)	(25,931)	(16,748)	(174,301)	(315,428)	(240,933)
Capital Share Transactions (1):
Shares Issued	910,672	613,164	623,137	612,783	385,068	445,596	1,332,158	691,351	611,123
Shares Issued in Lieu of Cash Distributions	77,490	36,864	25,934	28,458	25,647	16,623	170,820	304,575	223,521
Shares Redeemed	(1,057,534)	(368,048)	(213,869)	(521,164)	(160,308)	(114,212)	(1,681,828)	(754,382)	(495,747)
Net Increase (Decrease) from Capital Share Transactions	(69,372)	281,980	435,202	120,077	250,407	348,007	(178,850)	241,544	338,897
Total Increase (Decrease) in Net Assets	(1,171,086)	242,064	751,459	(555,482)	336,201	488,396	(1,242,920)	(298,069)	568,872
Net Assets
Beginning of Period	2,747,843	2,505,779	1,754,320	1,823,812	1,487,611	999,215	2,905,694	3,203,763	2,634,891
End of Period	$1,576,757	$2,747,843	$2,505,779	$1,268,330	$1,823,812	$1,487,611	$1,662,774	$2,905,694	$3,203,763
(1) Shares Issued and Redeemed:
Shares Issued	63,309	33,160	38,364	45,772	24,964	32,641	69,006	27,123	24,152
Shares Issued in Lieu of Cash Distributions	4,802	2,019	1,652	2,012	1,685	1,238	8,130	12,193	9,548
Shares Redeemed	(76,114)	(20,036)	(13,195)	(42,430)	(10,356)	(8,382)	(87,563)	(30,452)	(19,677)
	(8,003)	15,143	26,821	5,354	16,293	25,497	(10,427)	8,864	14,023
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,190	$11,940	$10,706	$5,085	$7,579	$6,116	$6,430	$3,626	$4,703

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio			Tax-Managed DFA International Value Portfolio
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,988	$11,947	$5,962	$80,461	$75,534	$60,412
Net Realized Gain (Loss) on:
Investment Securities Sold	(44,705)	182,553	28,780	(12,092)	225,699	119,405
Futures	(1,909)	—	—	(2,244)	—	—
Foreign Currency Transactions	—	—	—	(391)	440	152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(533,613)	(217,967)	166,028	(1,307,758)	116,793	402,856
Futures	8	—	—	2	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(455)	17	157
Net Increase (Decrease) in Net Assets Resulting from Operations	(566,231)	(23,467)	200,770	(1,242,477)	418,483	582,982
Distributions From:
Net Investment Income	(13,009)	(11,189)	(4,846)	(87,425)	(61,441)	(65,441)
Net Short-Term Gains	—	—	—	—	(119)	—
Net Long-Term Gains	(140,329)	—	—	(217,882)	(108,595)	(21,751)
Total Distributions	(153,338)	(11,189)	(4,846)	(305,307)	(170,155)	(87,192)
Capital Share Transactions (1):
Shares Issued	600,180	344,218	354,522	840,715	480,977	447,500
Shares Issued in Lieu of Cash Distributions	151,576	11,049	4,779	294,717	162,246	82,983
Shares Redeemed	(734,037)	(194,404)	(144,475)	(1,053,689)	(402,964)	(226,807)
Net Increase (Decrease) from Capital Share Transactions	17,719	160,863	214,826	81,743	240,259	303,676
Total Increase (Decrease) in Net Assets	(701,850)	126,207	410,750	(1,466,041)	488,587	799,466
Net Assets
Beginning of Period	1,779,245	1,653,038	1,242,288	2,859,270	2,370,683	1,571,217
End of Period	$1,077,395	$1,779,245	$1,653,038	$1,393,229	$2,859,270	$2,370,683
(1) Shares Issued and Redeemed:
Shares Issued	28,781	12,633	14,495	54,627	22,796	25,396
Shares Issued in Lieu of Cash Distributions	6,564	412	203	16,014	8,062	4,978
Shares Redeemed	(36,092)	(7,188)	(5,893)	(69,078)	(19,134)	(12,862)
	(747)	5,857	8,805	1,563	11,724	17,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,269	$2,350	$2,036	$9,469	$18,976	$1,767

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.66)	(0.16)	2.39	1.96	2.13	2.02	(5.19)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(6.39)	0.11	2.63	2.14	2.24	2.06	(4.96)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	(0.24)	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	1.76	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.19	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(7.29)	(1.87)	3.90	2.68	4.09	5.86	(7.87)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(7.09)	(1.62)	4.12	2.77	4.18	5.90	(7.68)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(1.41)	(2.44)	(2.14)	(0.39)	—	—	(2.17)	—	—	—	—	—
Total Distributions	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.07	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	0.98	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	40	%(C)	28%	35%	21%	21%	13%	39	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.60)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	(9.01)	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.64)	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(1.71)	(0.92)	(0.21)	—	—	—
Total Distributions	(2.35)	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$10.55	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$1,393,229	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.76	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	24	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-six operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At October 31, 2008, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 72% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT)

31

and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$1,576,992	—	—	$1,576,992	—	—	—	—
Tax-Managed U.S. Equity Portfolio	1,268,507	—	—	1,268,507	—	—	—	—
Tax-Managed U.S. Targeted Value Portfolio	1,649,386	$259,513	—	1,908,899	$13	—	—	$13
Tax-Managed U.S. Small Cap Portfolio	1,064,969	261,402	—	1,326,371	8	—	—	8
Tax-Managed DFA International Value Portfolio	224,226	1,273,707	—	1,497,933	2	—	—	2

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

32

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

33

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the period December 1, 2007 to October 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the period December 1, 2007 to October 31, 2008, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2008, Tax-Managed U.S. Equity Portfolio had approximately $524 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding October 31, 2011.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid to the CCO by the Fund were $159 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$35
Tax-Managed U.S. Equity Portfolio	25
Tax-Managed U.S. Targeted Value Portfolio	37
Tax-Managed U.S. Small Cap Portfolio	23
Tax-Managed DFA International Value Portfolio	34

34

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$1,009,200	$1,352,570
Tax-Managed U.S. Small Cap Portfolio	596,871	720,987
Tax-Managed DFA International Value Portfolio	550,248	703,172

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Marketwide Value Portfolio	—	$(59)	$59
Tax-Managed U.S. Targeted Value Portfolio	—	(2)	2
Tax-Managed U.S. Small Cap Portfolio	—	(60)	60
Tax-Managed DFA International Value Portfolio	$2,139	(2,543)	404

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
2008	44,892	$36,004	80,896
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
2008	30,460	—	30,460

35

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Targeted Value Portfolio
2006	$22,689	$235,961	$258,650
2007	33,610	298,723	332,333
2008	21,996	152,305	174,301
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed DFA International Value Portfolio	$2,140	—	$2,140

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$9,225	—	$(120,399)	$(111,174)
Tax-Managed U.S. Equity Portfolio	5,109	—	(207,345)	(202,236)
Tax-Managed U.S. Targeted Value Portfolio	6,466	—	(43,968)	(37,502)
Tax-Managed U.S. Small Cap Portfolio	3,291	—	(46,001)	(42,710)
Tax-Managed DFA International Value Portfolio	9,504	—	(12,590)	(3,086)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	$120,399	$120,399
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	142,157	207,345
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	43,968	43,968

36

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	$46,001	$46,001
Tax-Managed DFA International Value Portfolio	—	—	—	—	12,590	12,590

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,923,202	$178,281	$(524,491)	$(346,210)
Tax-Managed U.S. Equity Portfolio	1,384,215	142,434	(258,142)	(115,708)
Tax-Managed U.S. Targeted Value Portfolio	2,255,880	228,543	(575,524)	(346,981)
Tax-Managed U.S. Small Cap Portfolio	1,441,240	179,970	(294,839)	(114,869)
Tax-Managed DFA International Value Portfolio	1,861,661	108,340	(472,068)	(363,728)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the period December 1, 2007 to October 31, 2008, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the

37

broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio could lose more than the initial margin requirements.

At October 31, 2008, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain(Loss)	Approximate Cash Collateral
Tax-Managed U.S. Targeted Value Portfolio	S&P 500 Index®	December 19, 2008	110	$26,601	$13	$2,723
Tax-Managed U.S. Small Cap Portfolio	S&P 500 Index®	December 19, 2008	70	16,928	8	1,733
Tax-Managed DFA International Value Portfolio	S&P 500 Index®	December 19, 2008	18	4,353	2	446

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	4.20%	$29,509	45	$155	$227,617
Tax-Managed U.S. Small Cap Portfolio	3.70%	5,406	27	15	21,775

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

38

For the period December 1, 2007 to October 31, 2008, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	2.53%	$7,412	53	$28	$34,409

There were no outstanding borrowings by the Portfolios under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

39

L.  Other:

At October 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	87%
Tax-Managed U.S. Equity Portfolio	2	74%
Tax-Managed U.S. Targeted Value Portfolio	2	84%
Tax-Managed U.S. Small Cap Portfolio	3	93%
Tax-Managed DFA International Value Portfolio	3	92%

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodians, brokers and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

41

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Tax-Managed U.S. Marketwide Value Series vs. Russell 3000 Value Index

December 14, 1998-October 31, 2008

Growth of $10,000
The Tax-Managed U.S. Marketwide Value Series
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$13,359
$12,230

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	-41.12%	1.33%	2.06%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Tax-Managed U.S. Equity Series vs. Dow Jones Wilshire 5000 Index
September 25, 2001-October 31, 2008

Growth of $10,000

The Tax-Managed U.S. Equity Series
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
09/01
2003
2004
2005
2006
2007
2008
10/08
$11,828
$11,330

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	-35.26%	0.57%	1.77%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

42

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

Tax-Managed Series

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 1,410 stocks and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.31% for the S&P 500 Index®, –32.90% for the Russell 3000 Value Index® and –37.44% for the Tax-Managed U.S. Marketwide Value Series. Relative to the Russell 3000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with neutral value/growth price characteristics as measured by book-to-market ("BtM") ratio. Less value-oriented stocks in the lowest three BtM quartiles, which accounted for appoximately 20% of the Series compared to 53% of the Index, outperformed the Index by more than 6 percentage points. Large cap stocks held by the Series underperformed similar size stocks held by the Index by approximately 6 percentage points.

The Tax-Managed U.S. Equity Series

The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Series held approximately 2,970 stocks, and essentially was fully invested in equities throughout the year: average cash levels were in general less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –33.41% for the Dow Jones Wilshire 5000 Index and –32.28% for the Tax-Managed U.S. Equity Series. Relative to the Dow Jones Wilshire 5000 Index, the better relative performance of the Series was primarily due to composition differences between the largest stocks and most growth-oriented stocks held by the Series compared to the Index. Growth stocks held by the Series in the lowest book-to-market ratio quartile outperformed similar stocks held by the Index by approximately 2 percentage points. Large and mid cap stocks held by the Series also outperformed similar size stocks held by the Index.

43

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$654.40	0.22%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$714.80	0.07%	$0.30
Hypothetical 5% Annual Return	$1,000.00	$1,024.78	0.07%	$0.36

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

44

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	13.4%	5.8%	16.0%	33.4%	2.6%	12.2%	6.1%	2.7%	7.7%	0.1%	100.0%
The Tax-Managed U.S. Equity Series	9.2%	13.0%	12.4%	12.4%	14.5%	11.6%	16.1%	4.0%	3.1%	3.7%	100.0%

45

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.9%)
Consumer Discretionary — (11.8%)
Comcast Corp. Class A	3,570,978	$56,278,613	2.6%
Comcast Corp. Special Class A Non-Voting	1,432,185	22,084,293	1.0%
*# Ford Motor Co.	3,834,761	8,398,127	0.4%
* Liberty Media Corp. - Entertainment Class A	668,364	10,760,660	0.5%
Time Warner, Inc.	5,159,956	52,063,956	2.4%
Tyco Electronics, Ltd.	600,698	11,677,569	0.5%
Other Securities		134,359,663	6.1%
Total Consumer Discretionary		295,622,881	13.5%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	457,265	9,479,103	0.4%
# CVS Caremark Corp.	726,214	22,258,459	1.0%
Kraft Foods, Inc.	1,178,778	34,349,591	1.6%
Molson Coors Brewing Co.	246,248	9,199,825	0.4%
Other Securities		50,348,462	2.3%
Total Consumer Staples		125,635,440	5.7%
Energy — (13.5%)
Anadarko Petroleum Corp.	845,068	29,830,900	1.4%
Apache Corp.	403,946	33,256,874	1.5%
Chesapeake Energy Corp.	618,000	13,577,460	0.6%
ConocoPhillips	1,671,850	86,969,637	4.0%
Devon Energy Corp.	498,108	40,277,013	1.8%
# Hess Corp.	198,137	11,929,829	0.6%
Marathon Oil Corp.	845,923	24,616,359	1.1%
Noble Energy, Inc.	177,500	9,198,050	0.4%
Valero Energy Corp.	738,360	15,195,449	0.7%
Other Securities		73,801,716	3.4%
Total Energy		338,653,287	15.5%
Financials — (28.3%)
Allstate Corp.	739,900	19,525,961	0.9%
Bank of America Corp.	2,475,676	59,837,089	2.7%
# Capital One Financial Corp.	617,854	24,170,448	1.1%
Chubb Corp.	390,477	20,234,518	0.9%
Discover Financial Services	719,953	8,819,424	0.4%
# Fifth Third Bancorp	1,011,926	10,979,397	0.5%
Hudson City Bancorp, Inc.	672,553	12,650,722	0.6%
JPMorgan Chase & Co.	2,667,818	110,047,492	5.0%
Loews Corp.	759,497	25,222,895	1.2%
# M&T Bank Corp.	103,167	8,366,844	0.4%
MetLife, Inc.	1,059,505	35,196,756	1.6%
Morgan Stanley	567,849	9,920,322	0.5%
Prudential Financial, Inc.	463,538	13,906,140	0.6%
# SunTrust Banks, Inc.	383,603	15,397,824	0.7%
The Travelers Companies, Inc.	932,958	39,697,363	1.8%
Unum Group	545,000	8,583,750	0.4%
Other Securities		286,175,383	13.1%
Total Financials		708,732,328	32.4%
Health Care — (2.3%)
* WellPoint, Inc.	424,020	16,481,657	0.8%
Other Securities		40,968,859	1.8%
Total Health Care		57,450,516	2.6%

46

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.2%)
Burlington Northern Santa Fe Corp.	398,500	$35,490,410	1.6%
CSX Corp.	607,620	27,780,386	1.3%
Norfolk Southern Corp.	661,000	39,620,340	1.8%
Northrop Grumman Corp.	435,224	20,407,653	0.9%
Southwest Airlines Co.	1,077,730	12,695,659	0.6%
Union Pacific Corp.	483,593	32,289,505	1.5%
Other Securities		85,606,824	3.9%
Total Industrials		253,890,777	11.6%
Information Technology — (4.8%)
# Hewlett-Packard Co.	237,000	9,072,360	0.4%
* Symantec Corp.	780,999	9,824,967	0.4%
Xerox Corp.	1,179,032	9,455,837	0.4%
Other Securities		91,040,431	4.2%
Total Information Technology		119,393,595	5.4%
Materials — (2.4%)
International Paper Co.	490,762	8,450,922	0.4%
Weyerhaeuser Co.	311,975	11,923,685	0.6%
Other Securities		38,831,263	1.7%
Total Materials		59,205,870	2.7%
Other — (0.0%)
Total Other		1,710	0.0%
Telecommunication Services — (6.5%)
AT&T, Inc.	3,496,990	93,614,422	4.3%
Sprint Nextel Corp.	3,528,077	11,042,881	0.5%
Verizon Communications, Inc.	1,643,676	48,767,867	2.2%
Other Securities		10,213,254	0.5%
Total Telecommunication Services		163,638,424	7.5%
Utilities — (0.1%)
Total Utilities		2,430,938	0.1%
TOTAL COMMON STOCKS		2,124,655,766	97.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		17	0.0%
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,403,563	38,403,563	1.8%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,345,000 FHLMC 6.275%(r), 09/01/36, valued at $10,738,962) to be repurchased at $10,577,829	$10,577	10,577,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		48,980,563	2.3%

47

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund LP	301,849,543	$301,849,543	13.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $30,992,549 FNMA, rates ranging from 5.000% to 7.000%, maturities from 11/01/33 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/12, valued at $28,175,867) to be repurchased at $27,427,287	$27,427	27,426,740	1.2%
TOTAL SECURITIES LENDING COLLATERAL		329,276,283	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,977,897,731)		$2,502,912,629	114.3%

See accompanying Notes to Financial Statements.
48

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.9%)
Disney (Walt) Co.	216,907	$5,617,891	0.5%
# Home Depot, Inc.	224,000	5,284,160	0.4%
McDonald's Corp.	148,159	8,582,851	0.7%
Time Warner, Inc.	475,309	4,795,868	0.4%
Other Securities		90,909,884	7.1%
Total Consumer Discretionary		115,190,654	9.1%
Consumer Staples — (11.0%)
Altria Group, Inc.	274,215	5,262,186	0.4%
# Anheuser-Busch Companies, Inc.	89,297	5,539,093	0.4%
Coca-Cola Co.	232,336	10,236,724	0.8%
CVS Caremark Corp.	159,881	4,900,353	0.4%
Kraft Foods, Inc.	199,324	5,808,301	0.5%
PepsiCo, Inc.	202,294	11,532,781	0.9%
Philip Morris International, Inc.	272,205	11,832,751	0.9%
Procter & Gamble Co.	402,270	25,962,506	2.1%
Wal-Mart Stores, Inc.	514,522	28,715,473	2.3%
Other Securities		50,500,909	3.9%
Total Consumer Staples		160,291,077	12.6%
Energy — (10.4%)
Chevron Corp.	222,550	16,602,230	1.3%
ConocoPhillips	200,788	10,444,992	0.8%
Exxon Mobil Corp.	693,180	51,378,502	4.1%
Occidental Petroleum Corp.	107,379	5,963,830	0.5%
# Schlumberger, Ltd.	155,400	8,026,410	0.6%
Other Securities		60,212,106	4.7%
Total Energy		152,628,070	12.0%
Financials — (10.5%)
Bank of New York Mellon Corp.	150,896	4,919,210	0.4%
Citigroup, Inc.	522,209	7,128,153	0.6%
JPMorgan Chase & Co.	394,542	16,274,857	1.3%
The Goldman Sachs Group, Inc.	50,490	4,670,325	0.4%
# U.S. Bancorp	232,680	6,936,191	0.6%
Wells Fargo & Co.	436,033	14,846,924	1.2%
Other Securities		98,425,419	7.6%
Total Financials		153,201,079	12.1%
Health Care — (12.3%)
Abbott Laboratories	203,035	11,197,380	0.9%
* Amgen, Inc.	139,670	8,364,836	0.7%
Baxter International, Inc.	81,721	4,943,303	0.4%
Bristol-Myers Squibb Co.	262,340	5,391,087	0.4%
* Genentech, Inc.	134,500	11,155,430	0.9%
* Gilead Sciences, Inc.	121,368	5,564,723	0.5%
Johnson & Johnson	370,621	22,733,892	1.8%
Medtronic, Inc.	146,630	5,913,588	0.5%
Merck & Co., Inc.	183,000	5,663,850	0.5%
Pfizer, Inc.	647,643	11,469,758	0.9%
Wyeth	178,504	5,744,259	0.5%
Other Securities		81,035,386	6.1%
Total Health Care		179,177,492	14.1%

49

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.7%)
3M Co.	92,711	$5,961,317	0.5%
General Electric Co.	1,169,089	22,808,926	1.8%
United Technologies Corp.	87,548	4,811,638	0.4%
Other Securities		109,015,671	8.5%
Total Industrials		142,597,552	11.2%
Information Technology — (13.5%)
* Apple, Inc.	85,858	9,237,463	0.7%
* Cisco Sytems, Inc.	773,370	13,742,785	1.1%
* Google, Inc.	31,340	11,262,342	0.9%
Hewlett-Packard Co.	293,800	11,246,664	0.9%
Intel Corp.	743,258	11,892,128	1.0%
International Business Machines Corp.	178,177	16,565,116	1.3%
Microsoft Corp.	1,186,511	26,494,791	2.1%
* Oracle Corp.	680,133	12,439,633	1.0%
QUALCOMM, Inc.	212,453	8,128,452	0.7%
Other Securities		76,662,019	5.9%
Total Information Technology		197,671,393	15.6%
Materials — (3.4%)
Monsanto Co.	60,541	5,386,938	0.4%
Other Securities		43,760,871	3.5%
Total Materials		49,147,809	3.9%
Other — (0.0%)
Total Other		825	0.0%
Telecommunication Services — (2.6%)
AT&T, Inc.	798,448	21,374,453	1.7%
Verizon Communications, Inc.	323,025	9,584,152	0.8%
Other Securities		7,799,890	0.6%
Total Telecommunication Services		38,758,495	3.1%
Utilities — (3.2%)
Total Utilities		46,284,612	3.7%
TOTAL COMMON STOCKS		1,234,949,058	97.4%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,071,642	1,071,642	0.1%
	Face Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,840,000 FNMA 5.058%(r), 01/01/36, valued at $6,455,027) to be repurchased at $6,359,498	$6,359	6,359,000	0.5%
TOTAL TEMPORARY CASH INVESTMENTS		7,430,642	0.6%

50

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.0%)
§@ DFA Short Term Investment Fund LP	200,609,826	$200,609,826	15.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $19,953,487 FNMA, rates ranging from 7.000% to 7.500%, maturities ranging from 08/01/37 to 09/01/38 U.S. Treasury STRIP 1.497%(y), 5/31/10 & 1.476%(y), 11/30/10, valued at $18,613,499) to be repurchased at $18,118,736	$18,118	18,118,375	1.4%
TOTAL SECURITIES LENDING COLLATERAL		218,728,201	17.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,576,090,558)		$1,461,107,901	115.2%

See accompanying Notes to Financial Statements.
51

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $321,044 and $215,514 of securities on loan, respectively)	$2,124,656	$1,234,949
Temporary Cash Investments at Value & Cost	48,981	7,431
Collateral Received from Securities on Loan at Value & Cost	329,276	218,728
Receivables:
Investment Securities Sold	1,435	36,626
Dividends and Interest	4,286	1,755
Securities Lending Income	803	243
Fund Shares Sold	13,792	—
Fund Margin Variation	16	—
Prepaid Expenses and Other Assets	3	1
Total Assets	2,523,248	1,499,733
LIABILITIES:
Payables:
Upon Return of Securities Loaned	329,276	218,728
Investment Securities Purchased	—	5
Fund Shares Redeemed	2,724	12,360
Due to Advisor	384	56
Accrued Expenses and Other Liabilities	140	76
Total Liabilities	332,524	231,225
NET ASSETS	$2,190,724	$1,268,508
Investments at Cost	$2,599,641	$1,349,932

See accompanying Notes to Financial Statements.
52

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30 2007
Investment Income
Dividends	$64,864	$69,825	$29,548	$29,980
Interest	683	1,231	232	473
Income from Securities Lending	4,753	1,392	1,679	725
Total Investment Income	70,300	72,448	31,459	31,178
Expenses
Investment Advisory Services Fees	6,098	7,949	793	860
Accounting & Transfer Agent Fees	318	407	174	187
Custodian Fees	62	69	54	60
Shareholders' Reports	21	19	11	8
Directors'/Trustees' Fees & Expenses	—	32	—	16
Professional Fees	61	61	31	26
Other	36	27	23	12
Total Expenses	6,596	8,564	1,086	1,169
Net Investment Income (Loss)	63,704	63,884	30,373	30,009
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(152,733)	197,904	(142,472)	10,874
Futures	(2,752)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,321,745)	(257,139)	(530,594)	73,456
Futures	16	—	—	—
Net Realized and Unrealized Gain (Loss)	(1,477,214)	(59,235)	(673,066)	84,330
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,413,510)	$4,649	$(642,693)	$114,339

See accompanying Notes to Financial Statements.
53

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series			The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,704	$63,884	$48,576	$30,373	$30,009	$21,232
Net Realized Gain (Loss) on:
Investment Securities Sold	(152,733)	197,904	76,342	(142,472)	10,874	(27,193)
Futures	(2,752)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,321,745)	(257,139)	364,679	(530,594)	73,456	165,031
Futures	16	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,413,510)	4,649	489,597	(642,693)	114,339	159,070
Transactions in Interest:
Contributions	457,034	478,784	604,686	296,257	253,998	336,533
Withdrawals	(711,380)	(146,412)	(49,111)	(209,089)	(32,090)	(7,165)
Net Increase (Decrease) from Transactions in Interest	(254,346)	332,372	555,575	87,168	221,908	329,368
Total Increase (Decrease) in Net Assets	(1,667,856)	337,021	1,045,172	(555,525)	336,247	488,438
Net Assets
Beginning of Period	3,858,580	3,521,559	2,476,387	1,824,033	1,487,786	999,348
End of Period	$2,190,724	$3,858,580	$3,521,559	$1,268,508	$1,824,033	$1,487,786

See accompanying Notes to Financial Statements.
54

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%	1.91	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	40	%(C)	21%	21%	12%	5%	6%	13	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
55

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Series	$2,163,005	$339,908	—	$2,502,913	$16	—	—	$16
Tax-Managed U.S. Equity Series	1,236,018	225,090	—	1,461,108	—	—	—	—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the period December 1, 2007 to October 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period December 1, 2007 to October 31, 2008, the total related amounts paid to the CCO by the Trust were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

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D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$49
The Tax-Managed U.S. Equity Series	25

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$1,315,564	$1,500,370
The Tax-Managed U.S. Equity Series	317,249	220,116

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,979,112	$243,751	$(719,950)	$(476,199)
The Tax-Managed U.S. Equity Series	1,576,819	142,423	(258,133)	(115,710)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

58

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Futures Contracts:  During the period December 1, 2007 to October 31, 2008, The Tax-Managed U.S. Marketwide Value Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, The Tax-Managed U.S. Marketwide Value Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by The Tax-Managed U.S. Marketwide Value Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, The Tax-Managed U.S. Marketwide Value Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that The Tax-Managed U.S. Marketwide Value Series could lose more than the initial margin requirements.

At October 31, 2008, The Tax-Managed U.S. Marketwide Value Series had the following outstanding future contracts (dollar amounts in thousands).

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	130	$31,437	$16

The Series had approximately $3,218 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	3.42%	$11,534	26	$29	$36,949
The Tax-Managed U.S. Equity Series	3.97%	3,486	34	13	27,125

There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates

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agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the period December 1, 2007 to October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

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FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

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Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

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Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

66

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

67

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

68

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

69

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Tax-Managed U.S. Marketwide Value Portfolio	55%	—	45%	100%	100%	97%	—	2%	—
Tax-Managed U.S. Equity Portfolio	100%	—	—	100%	100%	100%	—	1%	—
Tax-Managed U.S. Targeted Value Portfolio	12%	—	88%	100%	100%	96%	—	2%	—
Tax-Managed U.S. Small Cap Portfolio	8%	—	92%	100%	90%	86%	—	3%	—
Tax-Managed DFA International Value Portfolio	29%	—	71%	100%	4%	98%	6%	1%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

70

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DFA103108-002A

ITEM 2.               CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.               AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.               PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)                 Audit Fees

Fiscal Year Ended October 31, 2008:  $366,368

Fiscal Year Ended November 30, 2007:  $360,600

(b)                Audit-Related Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2008: $25,517
Fiscal Year Ended November 30, 2007: $25,517

For fiscal years ended October 31, 2008 and November 30, 2007, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2008: $165,000 Fiscal Year Ended November 30, 2007: $130,000

For the fiscal years ended October 31, 2008 and November 30, 2007, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)                 Tax Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2008: $97,206 Fiscal Year Ended November 30, 2007: $60,277

Tax Fees included, for the fiscal years ended October 31, 2008 and November 30, 2007, fees for tax services in connection with the Registrant’s excise tax calculations, review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)                All Other Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2008: $0 Fiscal Year Ended November 30, 2007: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)  (1)          Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.    General

1.             The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.             The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.            Pre-Approval of Audit Services to the Funds

1.             The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.             The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.             Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.            Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.             The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.             Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.             The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.             The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.             A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.           Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.                                      The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.                                      Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.                                      The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.                                      The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)           pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)           refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.             The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.             Amendment; Annual Review

1.             The Committee may amend these procedures from time to time.

2.             These procedures shall be reviewed annually by the Committee.

F.             Recordkeeping

1.             The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.             In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.             A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)                                           The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                                           The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2008 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                                                        Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2008:  $738,472

Fiscal Year Ended November 30, 2007:  $449,126

(h)                   The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.               AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.               INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

The U.S. Large Company Series	Series of Registrant

The U.S. Large Cap Value Series	Series of Registrant

The U.S. Small Cap Value Series	Series of Registrant

The U.S. Small Cap Series	Series of Registrant

The U.S. Micro Cap Series	Series of Registrant

The DFA International Value Series	Series of Registrant

The Japanese Small Company Series	Series of Registrant

The Asia Pacific Small Company Series	Series of Registrant

The United Kingdom Small Company Series	Series of Registrant

The Continental Small Company Series	Series of Registrant

The Canadian Small Company Series	Series of Registrant

The Emerging Markets Series	Series of Registrant

The Emerging Markets Small Cap Series	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Series of Registrant

The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of October 31, 2008.
(r)	The adjustable rate shown is effective as of October 31, 2008.
(y)	The rate shown is the effective yield.
§	Affiliated Fund
–	Amounts designated as - are either zero or rounded to zero

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (80.9%)
Consumer Discretionary — (6.8%)
#	Abercrombie & Fitch Co.	33,088	$958,228
# *	Amazon.com, Inc.	121,440	6,951,226
# *	Apollo Group, Inc. Class A	40,374	2,806,397
# *	AutoNation, Inc.	40,967	281,443
# *	Autozone, Inc.	15,881	2,021,492
# *	Bed Bath and Beyond, Inc.	98,999	2,551,204
#	Best Buy Co., Inc.	128,413	3,442,753
# *	Big Lots, Inc.	31,183	761,801
#	Black & Decker Corp.	22,798	1,154,035
#	Carnival Corp.	166,114	4,219,296
	CBS Corp. Class B	258,483	2,509,870
#	Centex Corp.	46,978	575,480
# *	Coach, Inc.	128,073	2,638,304
	Comcast Corp. Class A	1,109,388	17,483,955
#	D.R. Horton, Inc.	104,716	772,804
#	Darden Restaurants, Inc.	53,393	1,183,723
	Disney (Walt) Co.	713,351	18,475,791
# *	Dr Pepper Snapple Group, Inc.	96,445	2,208,590
#	Eastman Kodak Co.	109,561	1,005,770
*	Expedia, Inc.	79,551	756,530
#	Family Dollar Stores, Inc.	53,107	1,429,109
# *	Ford Motor Co.	859,687	1,882,715
	Fortune Brands, Inc.	56,994	2,173,751
# *	GameStop Corp. Class A	62,102	1,700,974
#	Gannett Co., Inc.	86,721	953,931
#	Gap, Inc.	178,501	2,309,803
#	General Motors Corp.	215,235	1,244,058
#	Genuine Parts Co.	61,512	2,420,497
*	Goodyear Tire & Rubber Co.	91,673	817,723
#	H&R Block, Inc.	124,728	2,459,636
#	Harley-Davidson, Inc.	89,462	2,190,030
#	Harman International Industries, Inc.	22,251	408,751
#	Hasbro, Inc.	47,732	1,387,569
#	Home Depot, Inc.	645,698	15,232,016
#	International Game Technology	117,699	1,647,786
# *	Interpublic Group of Companies, Inc.	181,138	940,106
	J.C. Penney Co., Inc.	84,427	2,019,494
#	Johnson Controls, Inc.	225,731	4,002,211
	Jones Apparel Group, Inc.	31,717	352,376
#	KB HOME	28,614	477,568
# *	Kohl’s Corp.	115,782	4,067,422
#	Leggett & Platt, Inc.	61,108	1,060,835
#	Lennar Corp. Class A	53,737	415,924

1

#	Limited Brands, Inc.	108,492	1,299,734
	Liz Claiborne, Inc.	36,030	293,644
#	Lowe’s Companies, Inc.	557,201	12,091,262
	Macy’s, Inc.	159,877	1,964,888
	Marriott International, Inc. Class A	112,342	2,344,578
	Mattel, Inc.	137,059	2,028,346
#	McDonald’s Corp.	427,563	24,768,725
	McGraw-Hill Companies, Inc.	120,740	3,240,662
#	Meredith Corp.	13,761	266,551
#	Newell Rubbermaid, Inc.	105,343	1,448,466
#	News Corp. Class A	872,843	9,287,050
#	NIKE, Inc. Class B	149,150	8,473,685
#	Nordstrom, Inc.	60,628	1,096,761
*	Office Depot, Inc.	104,541	376,348
#	Omnicom Group, Inc.	121,196	3,580,130
#	Polo Ralph Lauren Corp.	21,613	1,019,485
#	Pulte Homes, Inc.	81,223	904,824
#	RadioShack Corp.	49,853	631,139
	Scripps Networks Interactive	34,167	970,343
# *	Sears Holdings Corp.	21,626	1,248,685
#	Sherwin-Williams Co.	37,509	2,134,637
#	Snap-On, Inc.	21,835	806,803
#	Staples, Inc.	270,312	5,252,162
*	Starbucks Corp.	277,748	3,646,831
#	Starwood Hotels & Resorts Worldwide, Inc.	70,981	1,599,912
#	Target Corp.	286,894	11,336,147
# *	The DIRECTV Group, Inc.	219,446	4,803,673
#	The New York Times Co. Class A	44,275	442,750
#	The Stanley Works	29,873	978,042
#	The TJX Companies, Inc.	159,445	4,266,748
#	Tiffany & Co.	47,143	1,294,075
	Time Warner, Inc.	1,362,065	13,743,236
	Tyco Electronics, Ltd.	179,556	3,490,569
#	V.F. Corp.	33,122	1,825,022
*	Viacom, Inc. Class B	236,050	4,772,931
#	Washington Post Co.	2,278	972,250
#	Whirlpool Corp.	28,299	1,320,148
	Wyndham Worldwide Corp.	67,467	552,555
#	Yum! Brands, Inc.	178,193	5,169,379
Total Consumer Discretionary			270,096,153

Consumer Staples — (10.4%)
	Altria Group, Inc.	783,038	15,026,499
#	Anheuser-Busch Companies, Inc.	273,354	16,956,149
	Archer-Daniels-Midland Co.	244,928	5,077,357
	Avon Products, Inc.	161,834	4,018,338
	Brown-Forman Corp. Class B	37,281	1,692,569
#	Campbell Soup Co.	80,505	3,055,165
#	Clorox Co.	52,496	3,192,282
#	Coca-Cola Co.	755,726	33,297,288
	Coca-Cola Enterprises, Inc.	120,546	1,211,487
	Colgate-Palmolive Co.	192,261	12,066,300
#	ConAgra, Inc.	172,219	3,000,055
*	Constellation Brands, Inc. Class A	73,688	924,048
	Costco Wholesale Corp.	165,286	9,422,955

2

#	CVS Caremark Corp.	545,607	16,722,855
# *	Dean Foods Co.	57,918	1,266,087
#	Estee Lauder Companies, Inc.	43,650	1,573,146
#	General Mills, Inc.	127,812	8,657,985
#	Heinz (H.J.) Co.	118,729	5,202,705
#	Kellogg Co.	95,196	4,799,782
#	Kimberly-Clark Corp.	157,850	9,674,626
	Kraft Foods, Inc.	577,134	16,817,685
	Lorillard, Inc.	66,121	4,290,911
	McCormick & Co., Inc.	49,024	1,650,148
	Molson Coors Brewing Co.	57,267	2,139,495
#	Pepsi Bottling Group, Inc.	51,920	1,200,390
	PepsiCo, Inc.	595,156	33,929,844
	Philip Morris International, Inc.	783,600	34,063,092
	Procter & Gamble Co.	1,153,540	74,449,472
	Reynolds American, Inc.	64,626	3,164,089
#	Safeway, Inc.	165,524	3,520,695
	Sara Lee Corp.	268,542	3,002,300
	SUPERVALU, Inc.	80,747	1,149,837
#	Sysco Corp.	228,857	5,996,053
	The Hershey Co.	63,003	2,346,232
#	The Kroger Co.	248,974	6,836,826
	Tyson Foods, Inc. Class A	114,064	996,919
	UST, Inc.	56,092	3,791,258
#	Walgreen Co.	376,319	9,581,082
#	Wal-Mart Stores, Inc.	852,470	47,576,351
#	Whole Foods Market, Inc.	53,331	563,336
Total Consumer Staples			413,903,693

Energy — (10.6%)
	Anadarko Petroleum Corp.	178,097	6,286,824
	Apache Corp.	127,146	10,467,930
#	Baker Hughes, Inc.	117,179	4,035,432
#	BJ Services Co.	111,826	1,436,964
#	Cabot Oil & Gas Corp.	39,290	1,102,870
# *	Cameron International Corp.	82,755	2,007,636
	Chesapeake Energy Corp.	198,160	4,353,575
#	Chevron Corp.	781,038	58,265,435
	ConocoPhillips	577,777	30,055,960
	CONSOL Energy, Inc.	69,641	2,186,031
	Devon Energy Corp.	167,957	13,581,003
#	El Paso Corp.	266,572	2,585,748
#	ENSCO International, Inc.	54,480	2,070,785
#	EOG Resources, Inc.	94,585	7,653,818
	Exxon Mobil Corp.	1,974,580	146,355,870
#	Halliburton Co.	333,357	6,597,135
	Hess Corp.	107,602	6,478,716
	Marathon Oil Corp.	268,226	7,805,377
#	Massey Energy Co.	32,149	742,320
#	Murphy Oil Corp.	72,396	3,666,133
# *	Nabors Industries, Ltd.	106,504	1,531,528
# *	National-Oilwell, Inc.	158,673	4,742,736
#	Noble Corp.	102,313	3,247,283
	Noble Energy, Inc.	65,653	3,402,138
	Occidental Petroleum Corp.	310,624	17,252,057

3

#	Peabody Energy Corp.	103,383	3,567,747
	Pioneer Natural Resources Co.	45,489	1,265,959
#	Range Resources Corp.	58,964	2,489,460
#	Rowan Companies, Inc.	42,960	779,294
#	Schlumberger, Ltd.	456,045	23,554,724
#	Smith International, Inc.	82,113	2,831,256
# *	Southwestern Energy Co.	130,466	4,647,199
#	Spectra Energy Corp.	233,739	4,518,175
#	Sunoco, Inc.	44,426	1,354,993
#	Tesoro Petroleum Corp.	52,422	506,921
#	The Williams Companies, Inc.	219,076	4,594,024
# *	Transocean, Inc.	121,283	9,985,229
	Valero Energy Corp.	198,887	4,093,094
# *	Weatherford International, Ltd.	258,759	4,303,927
	XTO Energy, Inc.	208,833	7,507,546
Total Energy			423,910,852

Financials — (11.3%)
#	AFLAC, Inc.	181,039	8,016,407
	Allstate Corp.	205,866	5,432,804
#	American Capital, Ltd.	78,696	1,105,679
#	American Express Co.	440,756	12,120,790
#	American International Group, Inc.	1,022,201	1,952,404
	Ameriprise Financial, Inc.	82,471	1,781,374
	AON Corp.	105,560	4,465,188
	Assurant, Inc.	45,085	1,148,766
	Bank of America Corp.	1,906,573	46,081,869
	Bank of New York Mellon Corp.	435,696	14,203,690
#	BB&T Corp.	208,897	7,488,957
#	Capital One Financial Corp.	142,841	5,587,940
# *	CB Richard Ellis Group, Inc.	65,388	458,370
	Chubb Corp.	137,071	7,103,019
	Cincinnati Financial Corp.	61,731	1,604,389
#	CIT Group, Inc.	108,483	449,120
#	Citigroup, Inc.	2,070,150	28,257,547
#	CME Group, Inc.	25,507	7,196,800
	Comerica, Inc.	57,196	1,578,038
	Discover Financial Services	182,230	2,232,317
# *	E*TRADE Financial Corp.	204,234	371,706
	Federated Investors, Inc.	33,407	808,449
#	Fifth Third Bancorp	219,556	2,382,183
#	First Horizon National Corp.	76,696	913,458
#	Franklin Resources, Inc.	57,887	3,936,316
	Genworth Financial, Inc.	164,637	796,843
	Hartford Financial Services Group, Inc.	114,541	1,182,063
	Hudson City Bancorp, Inc.	197,562	3,716,141
#	Huntington Bancshares, Inc.	139,197	1,315,412
*	IntercontinentalExchange, Inc.	28,657	2,451,893
	Invesco, Ltd. ADR	147,032	2,192,247
	Janus Capital Group, Inc.	60,754	713,252
	JPMorgan Chase & Co.	1,400,511	57,771,079
	KeyCorp	188,051	2,299,864
	Legg Mason, Inc.	53,885	1,195,708
#	Leucadia National Corp.	67,273	1,805,607
	Lincoln National Corp.	97,637	1,683,262

4

	Loews Corp.	137,658	4,571,622
#	M&T Bank Corp.	29,327	2,378,420
	Marsh & McLennan Companies, Inc.	194,986	5,716,990
#	Marshall & Ilsley Corp.	98,629	1,778,281
#	Mastercard, Inc.	27,500	4,065,050
#	MBIA, Inc.	74,325	730,615
	Merrill Lynch & Co., Inc.	582,209	10,823,265
	MetLife, Inc.	289,577	9,619,748
	Moody’s Corp.	75,043	1,921,101
	Morgan Stanley	421,608	7,365,492
#	National City Corp.	795,671	2,148,312
	Northern Trust Corp.	84,034	4,731,955
	NYSE Euronext, Inc.	101,123	3,051,892
#	PNC Financial Services Group, Inc.	131,726	8,782,172
	Principal Financial Group, Inc.	98,522	1,870,933
#	Progressive Corp.	256,820	3,664,821
	Prudential Financial, Inc.	162,330	4,869,900
#	Regions Financial Corp.	264,138	2,929,290
#	Schwab (Charles) Corp.	354,652	6,780,946
# *	SLM Corp.	177,650	1,895,525
# *	Sovereign Bancorp, Inc.	206,600	599,140
#	State Street Corp.	164,135	7,115,252
	SunTrust Banks, Inc.	134,460	5,397,224
#	T. Rowe Price Group, Inc.	98,365	3,889,352
	The Goldman Sachs Group, Inc.	165,164	15,277,670
# *	The NASDAQ OMX Group, Inc.	51,685	1,677,695
	The Travelers Companies, Inc.	224,601	9,556,773
	Torchmark Corp.	33,162	1,385,177
#	U.S. Bancorp	662,268	19,742,209
	Unum Group	131,345	2,068,684
#	Wachovia Corp.	820,722	5,260,828
#	Wells Fargo & Co.	1,257,952	42,833,266
#	XL Capital, Ltd.	118,636	1,150,769
#	Zions Bancorporation	43,595	1,661,405
Total Financials			451,112,725

Health Care — (11.2%)
	Abbott Laboratories	586,042	32,320,216
	Aetna, Inc.	179,286	4,458,843
#	Allergan, Inc.	116,905	4,637,621
#	AmerisourceBergen Corp.	60,241	1,883,736
*	Amgen, Inc.	402,228	24,089,435
	Applied Biosystems, Inc.	65,377	2,015,573
#	Bard (C.R.), Inc.	37,765	3,332,761
# *	Barr Laboratories, Inc.	41,373	2,658,629
#	Baxter International, Inc.	238,614	14,433,761
#	Becton Dickinson & Co.	92,596	6,426,162
# *	Biogen Idec, Inc.	110,344	4,695,137
# *	Boston Scientific Corp.	570,491	5,151,534
#	Bristol-Myers Squibb Co.	752,581	15,465,540
#	Cardinal Health, Inc.	136,537	5,215,713
# *	Celgene Corp.	172,931	11,112,546
#	Cigna Corp.	104,491	1,703,203
# *	Coventry Health Care, Inc.	56,309	731,570
#	Covidien, Ltd.	190,769	8,449,159

5

*	DaVita, Inc.	39,689	2,252,351
	Eli Lilly & Co.	380,361	12,863,809
# *	Express Scripts, Inc.	93,759	5,682,733
# *	Forest Laboratories, Inc.	115,899	2,652,889
# *	Genzyme Corp.	102,132	7,443,380
# *	Gilead Sciences, Inc.	349,719	16,034,616
# *	Hospira, Inc.	60,617	1,686,365
*	Humana, Inc.	64,206	1,871,982
	IMS Health, Inc.	69,140	991,468
# *	Intuitive Surgical, Inc.	14,764	2,551,072
#	Johnson & Johnson	1,062,370	65,165,776
*	King Pharmaceuticals, Inc.	93,706	823,676
# *	Laboratory Corp. of America Holdings	42,274	2,599,428
	McKesson Corp.	104,891	3,858,940
# *	Medco Health Solutions, Inc.	192,248	7,295,812
#	Medtronic, Inc.	428,938	17,299,070
#	Merck & Co., Inc.	814,494	25,208,589
# *	Millipore Corp.	20,980	1,088,652
# *	Mylan, Inc.	115,756	992,029
# *	Patterson Companies, Inc.	34,625	877,051
#	PerkinElmer, Inc.	45,432	815,050
	Pfizer, Inc.	2,562,692	45,385,275
	Quest Diagnostics, Inc.	60,087	2,812,072
	Schering-Plough Corp.	617,993	8,954,719
*	St. Jude Medical, Inc.	129,937	4,941,504
#	Stryker Corp.	94,048	5,027,806
*	Tenet Healthcare Corp.	157,700	690,726
*	Thermo Fisher Scientific, Inc.	159,294	6,467,336
#	UnitedHealth Group, Inc.	462,907	10,984,783
# *	Varian Medical Systems, Inc.	47,462	2,159,996
# *	Waters Corp.	37,630	1,648,194
*	Watson Pharmaceuticals, Inc.	39,713	1,039,289
*	WellPoint, Inc.	194,391	7,555,978
#	Wyeth	506,924	16,312,814
# *	Zimmer Holdings, Inc.	85,625	3,915,674
Total Health Care			446,732,043

Industrials — (8.9%)
#	3M Co.	265,731	17,086,503
*	Allied Waste Industries, Inc.	128,829	1,342,398
#	Avery Dennison Corp.	40,483	1,417,715
#	B.F. Goodrich Co.	47,560	1,738,794
#	Boeing Co.	281,415	14,709,562
	Burlington Northern Santa Fe Corp.	107,363	9,561,749
	C.H. Robinson Worldwide, Inc.	64,633	3,346,697
#	Caterpillar, Inc.	231,412	8,832,996
	Cintas Corp.	50,248	1,190,878
#	Cooper Industries, Ltd.	66,146	2,047,219
	CSX Corp.	154,971	7,085,274
#	Cummins, Inc.	77,059	1,991,975
#	Danaher Corp.	96,999	5,746,221
	Deere & Co.	162,332	6,259,522
#	Dover Corp.	71,412	2,268,759
#	Eaton Corp.	63,183	2,817,962
#	Emerson Electric Co.	294,986	9,654,892

6

	Equifax, Inc.	48,755	1,271,530
#	Expeditors International of Washington, Inc.	80,996	2,644,519
#	Fastenal Co.	49,125	1,977,772
#	FedEx Corp.	118,302	7,733,402
#	Flowserve Corp.	21,813	1,241,596
#	Fluor Corp.	68,049	2,717,197
	General Dynamics Corp.	151,024	9,109,768
#	General Electric Co.	3,990,157	77,847,963
	Honeywell International, Inc.	283,008	8,617,594
#	Illinois Tool Works, Inc.	152,033	5,076,382
#	Ingersoll-Rand Co., Ltd. Class A	121,092	2,234,147
#	ITT Industries, Inc.	69,092	3,074,594
# *	Jacobs Engineering Group, Inc.	46,538	1,695,379
	L-3 Communications Holdings, Inc.	46,160	3,746,807
#	Lockheed Martin Corp.	126,570	10,764,778
	Masco Corp.	136,859	1,389,119
*	Monster Worldwide, Inc.	47,132	671,160
	Norfolk Southern Corp.	142,637	8,549,662
	Northrop Grumman Corp.	128,317	6,016,784
#	Paccar, Inc.	138,131	4,038,950
	Pall Corp.	45,572	1,203,557
#	Parker Hannifin Corp.	63,726	2,470,657
	Pitney Bowes, Inc.	78,992	1,957,422
#	Precision Castparts Corp.	52,976	3,433,375
	R. R. Donnelley & Sons Co.	79,834	1,322,849
	Raytheon Co.	158,491	8,100,475
#	Robert Half International, Inc.	59,272	1,118,463
	Rockwell Automation, Inc.	55,348	1,531,479
	Rockwell Collins, Inc.	60,603	2,256,250
	Ryder System, Inc.	21,461	850,285
	Southwest Airlines Co.	279,015	3,238,770
# *	Terex Corp.	36,952	616,729
#	Textron, Inc.	94,485	1,672,385
#	The Manitowoc Co., Inc.	49,526	487,336
	Tyco International, Ltd.	180,510	4,495,365
	Union Pacific Corp.	193,568	12,924,535
#	United Parcel Service, Inc.	383,268	20,228,885
	United Technologies Corp.	366,615	20,149,160
#	W.W. Grainger, Inc.	24,634	1,935,493
#	Waste Management, Inc.	186,457	5,823,052
Total Industrials			353,334,741

Information Technology — (12.5%)
# *	Adobe Systems, Inc.	201,660	5,372,222
# *	Advanced Micro Devices, Inc.	230,833	807,916
# *	Affiliated Computer Services, Inc. Class A	36,977	1,516,057
# *	Agilent Technologies, Inc.	135,924	3,016,154
# *	Akamai Technologies, Inc.	64,293	924,533
#	Altera Corp.	114,359	1,984,129
	Amphenol Corp.	67,214	1,925,681
	Analog Devices, Inc.	110,417	2,358,507
# *	Apple, Inc.	336,779	36,234,053
#	Applied Materials, Inc.	510,052	6,584,771
# *	Autodesk, Inc.	85,519	1,822,410
#	Automatic Data Processing, Inc.	193,452	6,761,147

7

# *	BMC Software, Inc.	72,242	1,865,288
# *	Broadcom Corp.	167,786	2,865,785
	CA, Inc.	149,736	2,626,586
# *	Ciena Corp.	34,335	329,959
# *	Cisco Sytems, Inc.	2,245,688	39,905,876
# *	Citrix Systems, Inc.	69,334	1,786,737
# *	Cognizant Technology Solutions Corp.	110,865	2,128,608
*	Computer Sciences Corp.	57,534	1,735,225
*	Compuware Corp.	96,902	618,235
*	Convergys Corp.	46,313	356,147
#	Corning, Inc.	599,869	6,496,581
# *	Dell, Inc.	662,604	8,050,639
# *	eBay, Inc.	415,320	6,341,936
# *	Electronic Arts, Inc.	121,205	2,720,638
# *	EMC Corp.	787,143	9,272,545
	Fidelity National Information Services, Inc.	72,124	1,073,925
# *	Fiserv, Inc.	62,361	2,080,363
# *	Google, Inc.	90,851	32,182,844
#	Harris Corp.	51,016	1,834,025
#	Hewlett-Packard Co.	931,064	35,641,130
#	Intel Corp.	2,137,289	34,196,624
#	International Business Machines Corp.	515,063	47,885,407
# *	Intuit, Inc.	122,036	3,058,222
	Jabil Circuit, Inc.	79,847	671,513
*	JDS Uniphase Corp.	81,499	444,985
# *	Juniper Networks, Inc.	206,635	3,872,340
#	KLA-Tencor Corp.	65,853	1,531,082
*	Lexmark International, Inc.	33,445	863,884
#	Linear Technology Corp.	84,216	1,910,019
# *	LSI Corp.	244,682	942,026
# *	MEMC Electronic Materials, Inc.	85,878	1,578,438
#	Microchip Technology, Inc.	69,998	1,724,051
*	Micron Technology, Inc.	289,321	1,362,702
#	Microsoft Corp.	2,985,078	66,656,792
#	Molex, Inc.	54,235	781,526
	Motorola, Inc.	861,220	4,624,751
#	National Semiconductor Corp.	74,119	976,147
# *	NetApp, Inc.	124,463	1,683,984
# *	Novell, Inc.	131,253	611,639
# *	Novellus Systems, Inc.	37,693	586,765
# *	Nvidia Corp.	211,593	1,853,555
*	Oracle Corp.	1,489,655	27,245,790
#	Paychex, Inc.	121,976	3,481,195
# *	QLogic Corp.	49,870	599,437
	QUALCOMM, Inc.	623,836	23,867,965
# *	Salesforce.com, Inc.	39,560	1,224,778
# *	Sandisk Corp.	85,541	760,459
*	Sun Microsystems, Inc.	286,246	1,316,732
*	Symantec Corp.	318,996	4,012,970
*	Tellabs, Inc.	151,142	640,842
*	Teradata Corp.	67,859	1,044,350
*	Teradyne, Inc.	64,195	327,395
#	Texas Instruments, Inc.	498,350	9,747,726
	Total System Services, Inc.	75,150	1,032,561
# *	Unisys Corp.	136,693	207,773

8

# *	VeriSign, Inc.	73,451	1,534,159
	Western Union Co.	277,191	4,229,935
	Xerox Corp.	331,592	2,659,368
	Xilinx, Inc.	105,095	1,935,850
# *	Yahoo!, Inc.	526,829	6,753,948
Total Information Technology			499,660,337

Materials — (2.5%)
	Air Products & Chemicals, Inc.	80,533	4,681,383
	AK Steel Holding Corp.	42,656	585,085
	Alcoa, Inc.	309,224	3,559,168
#	Allegheny Technologies, Inc.	38,126	1,011,864
	Ashland, Inc.	21,557	486,973
#	Ball Corp.	36,756	1,257,055
	Bemis Co., Inc.	37,885	941,063
#	CF Industries Holdings, Inc.	21,476	1,378,544
	Dow Chemical Co.	351,640	9,378,239
	du Pont (E.I.) de Nemours & Co.	342,971	10,975,072
#	Eastman Chemical Co.	29,041	1,172,966
#	Ecolab, Inc.	66,741	2,486,770
#	Freeport-McMoRan Copper & Gold, Inc. Class B	145,967	4,247,640
#	Hercules, Inc.	42,848	720,275
#	International Flavors & Fragrances, Inc.	29,866	952,128
	International Paper Co.	162,541	2,798,956
	MeadWestavco Corp.	64,936	911,052
#	Monsanto Co.	209,091	18,604,917
#	Newmont Mining Corp.	173,612	4,572,940
	Nucor Corp.	120,351	4,875,419
# *	Pactiv Corp.	49,770	1,172,581
#	PPG Industries, Inc.	62,393	3,093,445
#	Praxair, Inc.	119,746	7,801,452
#	Rohm & Haas Co.	47,082	3,312,219
#	Sealed Air Corp.	60,099	1,016,875
#	Sigma-Aldrich Corp.	47,888	2,068,876
#	Titanium Metals Corp.	32,351	301,188
#	United States Steel Corp.	44,664	1,647,208
#	Vulcan Materials Co.	41,755	2,266,461
	Weyerhaeuser Co.	80,322	3,069,907
Total Materials			101,347,721

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	32,549	476,192
	AvalonBay Communities, Inc.	29,289	2,080,105
	Boston Properties, Inc.	45,547	3,228,371
	Developers Diversified Realty Corp.	45,723	602,172
	Equity Residential	102,997	3,597,685
	General Growth Properties, Inc.	86,506	358,135
	HCP, Inc.	95,665	2,863,253
	Host Marriott Corp.	197,484	2,041,985
	Kimco Realty Corp.	86,327	1,949,264
#	Plum Creek Timber Co., Inc.	65,056	2,425,288
	ProLogis	99,783	1,396,962
	Public Storage	47,608	3,880,052
	Simon Property Group, Inc.	85,553	5,734,618
#	Vornado Realty Trust	52,067	3,673,327
Total Real Estate Investment Trusts			34,307,409

9

Telecommunication Services — (2.7%)
# *	American Tower Corp.	149,763	4,838,843
	AT&T, Inc.	2,240,314	59,973,206
	CenturyTel, Inc.	38,910	977,030
#	Embarq Corp.	54,176	1,625,280
	Frontier Communications Corp.	120,115	914,075
#	Qwest Communications International, Inc.	564,284	1,613,852
	Sprint Nextel Corp.	1,085,065	3,396,253
	Verizon Communications, Inc.	1,082,609	32,121,009
	Windstream Corp.	167,124	1,255,101
Total Telecommunication Services			106,714,649

Utilities — (3.1%)
# *	AES Corp.	255,755	2,038,367
#	Allegheny Energy, Inc.	64,195	1,907,259
#	Ameren Corp.	79,913	2,593,177
#	American Electric Power Co., Inc.	152,924	4,989,910
#	CenterPoint Energy, Inc.	129,949	1,497,012
	CMS Energy Corp.	85,644	877,851
#	Consolidated Edison, Inc.	103,857	4,499,085
	Constellation Energy Group	67,795	1,641,317
#	Dominion Resources, Inc.	220,472	7,998,724
	DTE Energy Co.	62,003	2,188,706
#	Duke Energy Corp.	480,869	7,876,634
# *	Dynegy, Inc.	192,191	699,575
	Edison International	123,862	4,408,249
	Entergy Corp.	72,830	5,684,382
#	Exelon Corp.	249,894	13,554,251
#	FirstEnergy Corp.	115,887	6,044,666
	FPL Group, Inc.	155,293	7,336,041
	Integrys Energy Group, Inc.	29,053	1,382,923
	Nicor, Inc.	17,164	793,148
#	NiSource, Inc.	104,252	1,351,106
	Pepco Holdings, Inc.	76,701	1,583,876
	PG&E Corp.	136,310	4,998,488
#	Pinnacle West Capital Corp.	38,295	1,212,037
	PPL Corp.	142,368	4,672,518
	Progress Energy, Inc.	99,598	3,921,173
	Public Service Enterprise Group, Inc.	193,306	5,441,564
#	Questar Corp.	65,914	2,271,396
	Sempra Energy	93,664	3,989,150
#	Southern Co.	292,798	10,054,683
	TECO Energy, Inc.	80,875	933,298
	Xcel Energy, Inc.	169,555	2,953,648
Total Utilities			121,394,214

TOTAL COMMON STOCKS			3,222,514,537

10

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $36,525,000 FNMA 5.00%, 06/01/23, valued at $34,569,468) to be repurchased at $34,058,668	$34,056	34,056,000

		Shares
SECURITIES LENDING COLLATERAL — (18.2%)
§ @	DFA Short Term Investment Fund LP	665,250,501	665,250,501
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $66,764,882 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/18 to 12/01/37 & U.S. Treasury STRIP, rates ranging from 0.569%(y) to 1.359%(y), maturities ranging from 11/30/08 to 11/30/09, valued at $51,835,339) to be repurchased at $50,489,596	$50,489	50,488,600

TOTAL SECURITIES LENDING COLLATERAL		725,739,101

TOTAL INVESTMENTS - (100.0%) (Cost $4,182,606,777)		$3,982,309,638

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (88.7%)
Consumer Discretionary — (11.6%)
*	Ascent Media Corp. (043632108)	50,869	$1,286,477
* #	AutoNation, Inc.	1,417,058	9,735,188
#	Carnival Corp.	456,598	11,597,589
	CBS Corp. Class B	5,590,306	54,281,871
	Comcast Corp. Class A	12,216,542	192,532,702
#	Comcast Corp. Special Class A Non-Voting	3,110,315	47,961,057
* #	Discovery Communications, Inc. (25470F104)	499,995	6,819,932
*	Discovery Communications, Inc. (25470F302)	499,995	6,659,933
	Disney (Walt) Co.	453,134	11,736,171
	Eastman Kodak Co.	250,000	2,295,000
*	Expedia, Inc.	1,137,251	10,815,257
#	Foot Locker, Inc.	763,948	11,168,920
#	Fortune Brands, Inc.	575,610	21,953,765
#	Gannett Co., Inc.	915,685	10,072,535
* #	Goodyear Tire & Rubber Co.	547,002	4,879,258
#	Hearst-Argyle Television, Inc.	311,300	4,663,274
#	J.C. Penney Co., Inc.	757,550	18,120,596
#	Leggett & Platt, Inc.	434,300	7,539,448
* #	Liberty Global, Inc. Class A	304,305	5,017,989
* #	Liberty Global, Inc. Series C	333,205	5,384,593
*	Liberty Media Corp. - Entertainment Class A	3,864,672	62,221,219
*	Liberty Media Holding Corp. Capital Class A	242,602	1,652,120
*	Liberty Media Holding Corp. Interactive Class A	4,162,762	20,314,279
#	Macy’s, Inc.	1,710,230	21,018,727
	MDC Holdings, Inc.	153,327	5,156,387
* #	Mohawk Industries, Inc.	397,617	19,236,710
#	News Corp. Class A	268,376	2,855,521
#	Royal Caribbean Cruises, Ltd.	544,275	7,380,369
* #	Sears Holdings Corp.	410,635	23,710,065
#	Service Corp. International	518,100	3,574,890
*	Ticketmaster	73,729	713,697
#	Time Warner, Inc.	18,369,180	185,345,026
* #	Toll Brothers, Inc.	904,000	20,900,480
* #	TRW Automotive Holdings Corp.	201,285	1,272,121
#	Tyco Electronics, Ltd.	1,537,111	29,881,438
#	Whirlpool Corp.	183,115	8,542,315
	Wyndham Worldwide Corp.	784,260	6,423,089
Total Consumer Discretionary			864,720,008

Consumer Staples — (4.9%)
	Archer-Daniels-Midland Co.	1,219,060	25,271,114
#	Coca-Cola Enterprises, Inc.	3,519,272	35,368,684
* #	Constellation Brands, Inc. Class A	831,737	10,429,982
	Corn Products International, Inc.	475,400	11,561,728

1

#	CVS Caremark Corp.	498,811	15,288,557
	Del Monte Foods Co.	59	372
#	J.M. Smucker Co.	397,802	17,726,057
	Kraft Foods, Inc.	5,533,321	161,240,974
	Molson Coors Brewing Co.	755,890	28,240,050
	PepsiAmericas, Inc.	521,775	9,877,201
#	Safeway, Inc.	207,654	4,416,801
* #	Smithfield Foods, Inc.	786,000	8,268,720
#	SUPERVALU, Inc.	1,510,542	21,510,118
	Tyson Foods, Inc. Class A	1,991,059	17,401,856
Total Consumer Staples			366,602,214

Energy — (13.4%)
#	Anadarko Petroleum Corp.	3,422,156	120,802,107
#	Apache Corp.	2,051,191	168,874,555
#	Chesapeake Energy Corp.	2,496,221	54,841,975
#	Cimarex Energy Co.	409,247	16,558,134
#	ConocoPhillips	4,659,773	242,401,391
#	Devon Energy Corp.	1,962,942	158,723,490
* #	Forest Oil Corp.	467,500	13,655,675
	Marathon Oil Corp.	2,640,550	76,840,005
* #	Mariner Energy, Inc.	356,180	5,125,430
* #	Newfield Exploration Co.	662,965	15,234,936
#	Noble Energy, Inc.	419,300	21,728,126
	Overseas Shipholding Group, Inc.	281,700	10,586,286
#	Patterson-UTI Energy, Inc.	269,500	3,576,265
#	Pioneer Natural Resources Co.	773,098	21,515,317
* #	Pride International, Inc.	644,204	12,104,593
#	Rowan Companies, Inc.	456,566	8,282,107
#	Tidewater, Inc.	423,900	18,486,279
* #	Unit Corp.	145,000	5,443,300
	Valero Energy Corp.	1,218,075	25,067,983
Total Energy			999,847,954

Financials — (27.3%)
* #	Allegheny Corp.	36,122	10,186,404
	Allstate Corp.	2,540,615	67,046,830
#	American Capital, Ltd.	464,547	6,526,885
	American Financial Group, Inc.	868,200	19,734,186
	American National Insurance Co.	70,452	4,810,463
#	Associated Banc-Corp.	238,410	5,259,325
	Assurant, Inc.	218,809	5,575,253
#	Bank of America Corp.	7,236,574	174,907,994
#	Bank of New York Mellon Corp.	530,645	17,299,027
#	Capital One Financial Corp.	1,668,884	65,286,742
#	Chubb Corp.	1,620,173	83,957,365
#	Cincinnati Financial Corp.	1,305,789	33,937,456
#	CIT Group, Inc.	244,220	1,011,071
#	Citigroup, Inc.	1,838,237	25,091,935
	CME Group, Inc.	10,977	3,097,161
	CNA Financial Corp.	1,896,282	29,506,148
#	Comerica, Inc.	328,400	9,060,556
#	Discover Financial Services	1,973,030	24,169,617
#	Fidelity National Financial, Inc.	935,959	8,432,991
#	Fifth Third Bancorp	508,474	5,516,943

2

#	First American Corp.	710,500	14,501,305
#	Fulton Financial Corp.	8,369	87,874
#	Genworth Financial, Inc.	1,076,023	5,207,951
	Hanover Insurance Group, Inc.	382,166	15,000,015
#	Hartford Financial Services Group, Inc.	1,274,698	13,154,883
#	HCC Insurance Holdings, Inc.	355,689	7,846,499
#	Janus Capital Group, Inc.	693,391	8,140,410
	JPMorgan Chase & Co.	7,213,911	297,573,829
#	KeyCorp	912,700	11,162,321
#	Legg Mason, Inc.	289,947	6,433,924
#	Leucadia National Corp.	93,873	2,519,551
#	Lincoln National Corp.	1,308,073	22,551,179
	Loews Corp.	3,808,002	126,463,746
#	M&T Bank Corp.	440,052	35,688,217
#	Marsh & McLennan Companies, Inc.	316,800	9,288,576
#	Marshall & Ilsley Corp.	585,900	10,563,777
#	Mercury General Corp.	156,425	8,035,552
#	Merrill Lynch & Co., Inc.	1,408,640	26,186,618
#	MetLife, Inc.	5,000,810	166,126,908
#	Morgan Stanley	2,999,997	52,409,948
#	National City Corp.	1,929,294	5,209,094
#	Nationwide Financial Services, Inc.	386,402	18,280,679
#	New York Community Bancorp, Inc.	2,223,800	34,824,708
#	Odyssey Re Holdings Corp.	345,255	13,616,857
	Old Republic International Corp.	1,751,854	16,134,575
#	Principal Financial Group, Inc.	1,166,479	22,151,436
#	Protective Life Corp.	537,900	4,491,465
#	Prudential Financial, Inc.	1,829,600	54,888,000
* #	Reinsurance Group of America, Inc. Class A	470,900	17,583,406
* #	Reinsurance Group of America, Inc. Class B	621,575	23,023,138
* #	Sovereign Bancorp, Inc.	2,171,448	6,297,199
#	StanCorp Financial Group, Inc.	219,100	7,466,928
#	SunTrust Banks, Inc.	945,360	37,946,750
#	Synovus Financial Corp.	732,800	7,569,824
	The Goldman Sachs Group, Inc.	245,800	22,736,500
	The Travelers Companies, Inc.	5,075,909	215,979,928
#	Torchmark Corp.	171,900	7,180,263
	Transatlantic Holdings, Inc.	173,907	7,451,915
#	Unitrin, Inc.	750	15,750
	Unum Group	2,404,389	37,869,127
#	W. R. Berkley Corp.	667,640	17,538,903
	Wesco Financial Corp.	18,700	6,170,813
#	Zions Bancorporation	233,920	8,914,691
Total Financials			2,032,699,384

Health Care — (1.6%)
* #	Community Health Systems, Inc.	210,554	4,316,357
*	King Pharmaceuticals, Inc.	1,215,010	10,679,938
#	Omnicare, Inc.	582,523	16,060,159
#	PerkinElmer, Inc.	64,800	1,162,512
* #	Tenet Healthcare Corp.	542,820	2,377,552
* #	Watson Pharmaceuticals, Inc.	665,300	17,410,901
* #	WellPoint, Inc.	1,694,537	65,866,653
Total Health Care			117,874,072

3

Industrials — (15.4%)
	Alexander & Baldwin, Inc.	121,315	3,869,949
* #	Allied Waste Industries, Inc.	2,682,276	27,949,316
#	Burlington Northern Santa Fe Corp.	2,178,273	193,996,993
#	CSX Corp.	3,309,804	151,324,239
	FedEx Corp.	432,063	28,243,958
#	IKON Office Solutions, Inc.	41,430	713,839
* #	Kansas City Southern	206,873	6,386,170
#	Kennametal, Inc.	106,185	2,253,246
#	Masco Corp.	1,188,679	12,065,092
#	Norfolk Southern Corp.	3,154,102	189,056,874
#	Northrop Grumman Corp.	2,590,384	121,463,106
	Parker Hannifin Corp.	50,000	1,938,500
#	Pentair, Inc.	161,320	4,458,885
#	R. R. Donnelley & Sons Co.	738,598	12,238,569
#	Raytheon Co.	463,707	23,700,065
#	Ryder System, Inc.	458,700	18,173,694
#	Southwest Airlines Co.	5,076,220	59,797,872
	Timken Co.	471,069	7,480,576
#	Trinity Industries, Inc.	319,685	5,396,283
	Union Pacific Corp.	4,066,600	271,526,882
*	URS Corp.	220,435	6,478,585
* #	YRC Worldwide, Inc.	124,289	569,244
Total Industrials			1,149,081,937

Information Technology — (3.7%)
* #	Arrow Electronics, Inc.	448,400	7,824,580
* #	Avnet, Inc.	1,056,200	17,680,788
* #	Computer Sciences Corp.	1,361,543	41,064,137
*	Compuware Corp.	365,063	2,329,102
* #	Convergys Corp.	101,416	779,889
	Fidelity National Information Services, Inc.	935,123	14,111,006
*	IAC/InterActiveCorp	1,030,725	17,274,951
* #	Ingram Micro, Inc.	1,316,268	17,545,852
* #	Integrated Device Technology, Inc.	577,354	3,671,971
* #	International Rectifier Corp.	8,528	131,672
#	Intersil Corp.	1,030,698	14,110,256
	Jabil Circuit, Inc.	809,885	6,811,133
*	JDS Uniphase Corp.	600,062	3,276,339
#	Lender Processing Services, Inc.	197,831	4,563,961
* #	Micron Technology, Inc.	3,840,357	18,088,081
	Motorola, Inc.	3,549,464	19,060,622
* #	Novellus Systems, Inc.	160,292	2,532,614
* #	Sandisk Corp.	136,000	1,209,040
* #	Sun Microsystems, Inc.	519,425	2,389,355
* #	Symantec Corp.	2,636,076	33,161,836
* #	Tech Data Corp.	332,603	7,134,334
* #	Tellabs, Inc.	1,931,218	8,188,364
* #	Vishay Intertechnology, Inc.	444,023	1,913,739
	Xerox Corp.	3,605,491	28,916,038
Total Information Technology			273,769,660

Materials — (3.0%)
#	Alcoa, Inc.	1,172,708	13,497,869
	Ashland, Inc.	523,511	11,826,113

4

	Bemis Co., Inc.	227,000	5,638,680
#	Cytec Industries, Inc.	219,525	6,216,948
* #	Domtar Corp.	3,086,136	7,653,617
#	Dow Chemical Co.	2,427,760	64,748,359
#	International Paper Co.	1,643,445	28,300,123
#	Lubrizol Corp.	222,800	8,372,824
	MeadWestavco Corp.	1,369,631	19,215,923
#	Reliance Steel & Aluminum Co.	114,900	2,877,096
*	Rockwood Holdings, Inc.	132,630	1,637,981
	Tronox, Inc. Class B	66,034	9,245
#	Valhi, Inc.	89,555	1,282,428
	Valspar Corp.	2,200	44,990
#	Weyerhaeuser Co.	1,415,829	54,112,984
Total Materials			225,435,180

Telecommunication Services — (7.7%)
#	AT&T, Inc.	9,749,000	260,980,730
#	CenturyTel, Inc.	504,003	12,655,515
	Sprint Nextel Corp.	6,449,998	20,188,494
	Telephone & Data Systems, Inc.	406,797	10,922,499
	Telephone & Data Systems, Inc. Special Shares	174,000	4,767,600
*	United States Cellular Corp.	264,225	10,122,460
#	Verizon Communications, Inc.	8,542,208	253,447,311
Total Telecommunication Services			573,084,609

Utilities — (0.1%)
*	Reliant Energy, Inc.	911,951	4,787,743

TOTAL COMMON STOCKS			6,607,902,761

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $130,825,000 FNMA 5.50%, 05/01/37 & 6.00%, 05/01/38, valued at $146,641,902) to be repurchased at $144,481,317	$144,470	144,470,000

		Shares
SECURITIES LENDING COLLATERAL — (9.4%)
§ @	DFA Short Term Investment Fund LP	641,002,721	641,002,721
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $65,652,304 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 09/01/38 & U.S. Treasury STRIP 0.599%(y), 02/15/09, valued at $49,188,211) to be repurchased at $48,070,107	$48,069	48,069,158

TOTAL SECURITIES LENDING COLLATERAL			699,071,879

TOTAL INVESTMENTS - (100.0%) (Cost $9,331,596,076)			$7,451,444,640

See accompanying Notes to Financial Statements.

5

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (83.4%)
Consumer Discretionary — (11.9%)
*	1-800-FLOWERS.COM, Inc.	121,206	$648,452
*	4Kids Entertainment, Inc.	215,252	1,138,683
* #	99 Cents Only Stores	1,089,363	13,290,229
*	A.C. Moore Arts & Crafts, Inc.	569,331	1,582,740
*	Acme Communications, Inc.	237,720	118,860
	Acme United Corp.	2,700	27,810
*	AFC Enterprises, Inc.	214,199	1,041,007
	Aldila, Inc.	56,447	242,722
*	Alloy, Inc.	602,886	3,026,488
	Ambassadors Group, Inc.	20,684	215,941
* #	Ambassadors International, Inc.	141,166	261,157
* #	AMDL, Inc.	84,737	83,042
#	American Axle & Manufacturing Holdings, Inc.	901,223	3,235,391
*	American Biltrite, Inc.	820	3,403
#	American Greetings Corp. Class A	1,904,200	22,241,056
* #	America’s Car-Mart, Inc.	39,578	646,309
	Ameristar Casinos, Inc.	100,122	922,124
*	AnnTaylor Stores Corp.	79,085	994,098
#	Arctic Cat, Inc.	134,059	1,016,167
	Ark Restaurants Corp.	14,108	176,209
	Asbury Automotive Group, Inc.	552,500	1,795,625
*	Ashworth, Inc.	421,289	770,959
*	Audiovox Corp. Class A	390,974	2,302,837
* #	Avatar Holdings, Inc.	155,325	5,273,284
*	Bakers Footwear Group, Inc.	4,627	5,691
*	Ballantyne of Omaha, Inc.	274,812	494,662
#	Barnes & Noble, Inc.	3,164	59,736
*	Barry (R.G.) Corp.	14,232	73,437
	Bassett Furniture Industries, Inc.	169,147	745,938
	Beasley Broadcast Group, Inc.	59,761	89,044
	Beazer Homes USA, Inc.	187,686	594,965
	Bebe Stores, Inc.	169,435	1,501,194
	Belo Corp.	3	10
*	Benihana, Inc.	72,466	204,354
*	Benihana, Inc. Class A	111,244	331,507
	Big 5 Sporting Goods Corp.	164,828	1,035,120
* #	Big Lots, Inc.	586,741	14,334,083
*	Birks & Mayors, Inc.	23,819	17,864
*	BJ’s Restaurants, Inc.	194,452	1,728,678
#	Blockbuster, Inc. Class A	1,356,120	2,061,302
* #	Blockbuster, Inc. Class B	809,828	704,550
* #	Blue Nile, Inc.	9,300	284,394
*	Bluegreen Corp.	982,198	4,763,660
	Blyth, Inc.	379,001	3,259,409

1

#	Bob Evans Farms, Inc.	1,322,901	27,622,173
#	Bon-Ton Stores, Inc.	143,348	321,100
	Books-A-Million, Inc.	252,580	795,627
	Bowl America, Inc. Class A	31,040	330,576
	Brinker International, Inc.	31,765	295,414
#	Brookfield Homes Corp.	371,725	3,405,001
	Brown Shoe Company, Inc.	504,698	5,319,517
*	Build-A-Bear-Workshop, Inc.	138,058	717,902
#	Building Materials Holding Corp.	53,642	12,874
* #	Cabela’s, Inc.	826,397	6,569,856
*	Cache, Inc.	134,970	484,542
* #	California Coastal Communities, Inc.	156,698	199,006
*	California Pizza Kitchen, Inc.	131,271	1,282,518
	Canterbury Park Holding Corp.	19,337	133,425
* #	Capella Education Co.	16,206	768,164
	Carmike Cinemas, Inc.	209,841	451,158
*	Carriage Services, Inc.	346,880	825,574
*	Carrols Restaurant Group, Inc.	8,987	18,244
* #	Carter’s, Inc.	160,880	3,417,091
*	Casual Male Retail Group, Inc.	468,283	889,738
*	Catalina Lighting, Inc.	21,540	21,755
	Cato Corp. Class A	62,968	977,263
*	Cavalier Homes, Inc.	220,832	351,123
*	Cavco Industries, Inc.	144,948	4,932,580
	CBRL Group, Inc.	201,184	4,007,585
* #	Champion Enterprises, Inc.	1,029,090	1,924,398
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	177,485	1,499,748
*	Charming Shoppes, Inc.	89,100	98,010
* #	Cheesecake Factory, Inc.	168,233	1,480,450
#	Cherokee, Inc.	92,939	1,919,190
*	Chico’s FAS, Inc.	157,074	534,052
#	Christopher & Banks Corp.	307,271	1,603,955
*	Chromcraft Revington, Inc.	15,752	7,088
	Churchill Downs, Inc.	37,386	1,419,920
	Cinemark Holdings, Inc.	26,228	217,430
* #	Citi Trends, Inc.	173,317	2,899,593
	CKE Restaurants, Inc.	5,058	42,942
	Coachmen Industries, Inc.	261,955	282,911
	Coast Distribution System, Inc.	91,616	201,555
	Cobra Electronics Corp.	216,452	348,488
*	Coldwater Creek, Inc.	132,036	474,009
	Collectors Universe, Inc.	108,801	403,652
* #	Comstock Homebuilding Companies, Inc.	9,500	2,850
*	Concord Camera Corp.	95,952	189,985
* #	Conn’s, Inc.	147,218	1,994,804
#	Cooper Tire & Rubber Co.	1,113,965	8,499,553
* #	Cosi, Inc.	174,752	202,712
* #	Cost Plus, Inc.	147,462	250,685
	Courier Corp.	35,087	610,865
#	CPI Corp.	82,013	598,695
* #	Crown Media Holdings, Inc.	480,142	1,493,242
	CSS Industries, Inc.	270,150	5,997,330
*	Culp, Inc.	104,218	299,106
* #	Cumulus Media, Inc. Class A	843,114	885,270

2

*	Cybex International, Inc.	231,960	459,281
*	Cycle Country Accessories Corp.	75,312	52,718
	Decorator Industries, Inc.	17,364	22,139
*	DEI Holdings, Inc.	96,752	22,253
*	dELiA*s, Inc.	231,217	559,545
*	Delta Apparel, Inc.	182,960	1,116,056
*	Design Within Reach, Inc.	206,662	415,391
*	DG FastChannel, Inc.	33,204	588,043
*	Diedrich Coffee, Inc.	15,901	16,696
#	Dillards, Inc. Class A	109,900	585,767
#	DineEquity, Inc.	105,484	1,901,877
*	Dixie Group, Inc.	278,488	1,141,801
*	Domino’s Pizza, Inc.	196,754	1,170,686
*	Dorman Products, Inc.	423,451	4,763,824
	Dover Downs Gaming & Entertainment, Inc.	21,809	111,662
	Dover Motorsports, Inc.	319,398	683,512
* #	Drew Industries, Inc.	41,776	505,490
* #	drugstore.com, Inc.	1,089,610	1,939,506
*	Duckwall-ALCO Stores, Inc.	97,600	1,258,064
	E.W. Scripps Co.	177,188	823,924
*	Einstein Noah Restaurant Group, Inc.	54,436	436,577
*	ELXSI Corp.	27,300	51,187
*	Emerson Radio Corp.	128,283	74,404
#	Emmis Communications Corp. Class A	1,035,650	673,172
*	Empire Resorts, Inc.	1,800	4,410
* #	Enova Systems, Inc.	63,095	69,404
* #	Escala Group, Inc.	312,991	735,529
	Escalade, Inc.	23,649	32,163
	Ethan Allen Interiors, Inc.	3,700	66,193
*	Famous Dave’s of America, Inc.	68,662	287,694
	Federal Screw Works	3,125	11,719
	Finish Line, Inc. Class A	633,230	6,060,011
	Fisher Communications, Inc.	19,513	720,030
*	Flanigan’s Enterprises, Inc.	3,976	17,892
* #	Fleetwood Enterprises, Inc.	776,745	318,465
	Flexsteel Industries, Inc.	170,025	1,382,303
	Foot Locker, Inc.	40	585
	Footstar, Inc.	468,700	1,382,665
* #	Franklin Covey Co.	322,233	1,643,388
*	Franklin Electronic Publishers, Inc.	69,820	89,020
*	Frederick’s of Hollywood Group	78,789	31,516
#	Fred’s, Inc.	1,043,936	12,788,216
	Frisch’s Restaurants, Inc.	38,886	664,951
*	Full House Resorts, Inc.	86,258	103,510
#	Furniture Brands International, Inc.	1,054,362	5,999,320
*	GameTech International, Inc.	120,681	284,807
*	Gaming Partners International Corp.	91,561	621,699
* #	Gander Mountain Co.	276,990	562,290
* #	Gaylord Entertainment Co.	39,689	849,741
*	Genesco, Inc.	1,200	29,772
*	Gentek, Inc.	24,686	444,348
*	G-III Apparel Group, Ltd.	1,534	21,185
*	Global Entertainment Corp.	580	557
*	Gottschalks, Inc.	293,879	205,715
#	Gray Television, Inc.	1,415,707	707,853

3

	Gray Television, Inc. Class A	21,067	31,600
*	Great Wolf Resorts, Inc.	223,214	421,874
#	Group 1 Automotive, Inc.	383,688	3,856,064
*	GSI Commerce, Inc.	16,691	172,752
*	Hampshire Group, Ltd.	41,080	199,238
#	Handleman Co.	659,277	850,467
*	Harris Interactive, Inc.	859,841	997,416
#	Harte-Hanks, Inc.	215,318	1,511,532
*	Hartmarx Corp.	431,022	254,303
*	Hastings Entertainment, Inc.	328,256	1,487,000
#	Haverty Furniture Co., Inc.	547,000	5,382,480
*	Hayes Lemmerz International, Inc.	1,093,166	1,453,911
#	Hearst-Argyle Television, Inc.	110,384	1,653,552
*	Heelys, Inc.	37,820	132,748
*	Helen of Troy, Ltd.	569,357	10,242,732
* #	Hibbett Sporting Goods, Inc.	3,900	69,459
*	Hollywood Media Corp.	715,381	1,373,532
*	Hot Topic, Inc.	378,787	2,454,540
* #	Hovnanian Enterprises, Inc. Class A	962,230	4,127,967
* #	Iconix Brand Group, Inc.	89,345	972,967
*	ILX Resorts, Inc.	49,317	61,153
	Interface, Inc. Class A	54,055	381,088
*	Interstate Hotels & Resorts, Inc.	358,001	350,841
* #	iRobot Corp.	100,554	1,037,717
* #	Isle of Capri Casinos, Inc.	390,424	1,987,258
	J. Alexander’s Corp.	103,200	500,520
#	Jackson Hewitt Tax Service, Inc.	322,043	4,437,753
*	Jaclyn, Inc.	40,909	185,113
* #	JAKKS Pacific, Inc.	863,920	19,325,890
* #	Jarden Corp.	1,406,615	25,037,747
*	Jennifer Convertibles, Inc.	79,107	32,434
*	Jo-Ann Stores, Inc.	729,552	13,978,216
	Johnson Outdoors, Inc.	186,620	1,560,143
	Jones Apparel Group, Inc.	1,384,259	15,379,117
	Journal Communications, Inc. Class A	159,455	398,637
#	KB HOME	1,043,489	17,415,831
	Kenneth Cole Productions, Inc. Class A	403,745	5,361,734
	Kimball International, Inc. Class B	386,389	2,878,598
* #	Kirkland’s, Inc.	374,768	787,013
* #	Knology, Inc.	280,441	1,357,334
*	Kona Grill, Inc.	62,582	158,958
* #	Krispy Kreme Doughnuts, Inc.	508,664	1,403,913
#	K-Swiss, Inc. Class A	175,003	2,647,795
	LaCrosse Footwear, Inc.	38,423	549,449
*	Lakeland Industries, Inc.	137,068	1,361,085
*	Lakes Entertainment, Inc.	300,664	1,292,855
#	Landry’s Restaurants, Inc.	658,635	8,265,869
*	Lazare Kaplan International, Inc.	81,361	585,799
#	La-Z-Boy, Inc.	902,969	5,219,161
#	Lee Enterprises, Inc.	452,502	1,131,255
#	Libbey, Inc.	512,233	1,874,773
*	Liberty Media Holding Corp. Capital Class B	2,989	22,298
* #	Life Time Fitness, Inc.	89,500	1,704,080
#	Lifetime Brands, Inc.	170,442	835,166
*	LIN TV Corp.	481,474	823,321

4

#	Lithia Motors, Inc. Class A	231,896	950,774
* #	Live Nation, Inc.	526,455	5,922,619
* #	Lodgenet Entertainment Corp.	301,459	301,459
*	Lodgian, Inc.	359,119	1,831,507
*	Luby’s, Inc.	323,555	1,566,006
#	M/I Homes, Inc.	69,968	952,264
*	Mace Security International, Inc.	183,086	159,285
*	Magna Entertainment Corp.	4,219	7,974
*	Maidenform Brands, Inc.	116,595	1,280,213
* #	MarineMax, Inc.	333,085	772,757
* #	Martha Stewart Living Omnimedia, Inc.	89,770	469,497
*	McCormick & Schmick’s Seafood Restaurants, Inc.	39,305	192,201
	McRae Industries, Inc. Class A	30,453	472,021
	MDC Holdings, Inc.	253,370	8,520,833
*	Meade Instruments Corp.	319,186	54,262
#	Media General, Inc. Class A	499,495	3,811,147
*	Mediacom Communications Corp.	380,769	1,690,614
*	Merisel, Inc.	3,600	4,140
* #	Meritage Homes Corp.	453,687	6,229,123
*	Midas, Inc.	79,902	1,041,123
	Modine Manufacturing Co.	667,263	4,937,746
#	Monaco Coach Corp.	493,046	1,084,701
*	Monarch Casino & Resort, Inc.	84,138	749,670
* #	Morgans Hotel Group	329,012	1,566,097
*	Morton’s Restaurant Group, Inc.	54,411	188,262
*	Mothers Work, Inc.	134,010	1,176,608
*	Motorcar Parts of America, Inc.	26,701	121,223
	Movado Group, Inc.	196,288	2,985,540
* #	MTR Gaming Group, Inc.	407,812	1,092,936
*	Multimedia Games, Inc.	325,603	983,321
	National CineMedia, Inc.	107,501	870,758
	National Presto Industries, Inc.	101,403	6,717,949
#	Nautilus Group, Inc.	185,759	453,252
*	Navarre Corp.	239,833	220,646
*	Nevada Gold & Casinos, Inc.	152,348	89,885
	New Frontier Media, Inc.	308,544	592,404
* #	New Motion, Inc.	105,027	186,948
*	New York & Co., Inc.	30,200	85,164
* #	Nitches, Inc.	7,827	3,366
*	Nobel Learning Communities, Inc.	17,785	240,453
	Nobility Homes, Inc.	1,782	20,832
#	Noble International, Ltd.	278,117	444,987
*	NTN Communications, Inc.	161,432	19,372
#	Nutri/System, Inc.	118,213	1,672,714
*	Orange 21, Inc.	1,559	2,338
#	Orleans Homebuilders, Inc.	131,309	403,119
	O’Charleys, Inc.	384,581	2,884,357
*	Outdoor Channel Holdings, Inc.	176,126	1,409,008
*	Overstock.com, Inc.	35,333	438,483
	Oxford Industries, Inc.	276,963	3,730,692
*	P & F Industries, Inc. Class A	6,906	9,530
*	Pacific Sunwear of California, Inc.	342,029	1,169,739
* #	Palm Harbor Homes, Inc.	255,736	2,199,330
*	PC Mall, Inc.	4,985	22,333
#	Penske Automotive Group, Inc.	1,711,100	14,013,909

5

*	Perry Ellis International, Inc.	435,339	4,261,969
*	Phoenix Footwear Group, Inc.	109,276	44,257
#	Pier 1 Imports, Inc.	636,460	878,315
*	Playboy Enterprises, Inc. Class A	14,464	52,794
* #	Playboy Enterprises, Inc. Class B	383,206	946,519
* #	PokerTek, Inc.	47,606	99,973
*	Pomeroy IT Solutions, Inc.	205,838	535,179
*	Premier Exhibitions, Inc.	322,943	332,631
	PRIMEDIA, Inc.	464,958	581,197
*	Proliance International, Inc.	179,022	107,413
*	QEP Co., Inc.	42,317	151,072
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	443,292	332,469
*	Quiksilver, Inc.	493,247	1,277,510
*	Radio One, Inc. Class D	971,665	77,636
*	Rainmaker Systems, Inc.	230,658	288,322
*	RC2 Corp.	290,299	3,686,797
	RCN Corp.	303,559	1,957,956
* #	Reading International, Inc. Class A	232,074	1,281,048
*	Reading International, Inc. Class B	26,660	164,492
*	Red Lion Hotels Corp.	546,302	1,513,257
* #	Red Robin Gourmet Burgers, Inc.	199,270	3,026,911
*	Regent Communications, Inc.	663,322	192,363
	Regis Corp.	944,655	11,685,382
*	Retail Ventures, Inc.	697,030	1,435,882
*	Rex Stores Corp.	242,450	2,152,956
* #	Rick’s Cabaret International, Inc.	88,367	558,479
* #	Riviera Holdings Corp.	16,400	70,356
* #	Rockford Corp.	250,500	245,490
* #	Rocky Brands, Inc.	92,210	382,671
*	Rubio’s Restaurants, Inc.	47,488	207,997
#	Ruby Tuesday, Inc.	227,355	547,926
#	Russ Berrie & Co., Inc.	162,718	439,339
*	Ruth’s Hospitality Group, Inc.	198,477	454,512
#	Ryland Group, Inc.	854,099	16,048,520
*	S&K Famous Brands, Inc.	76,900	96,125
*	Saga Communications, Inc. Class A	466,873	2,497,771
	Salem Communications Corp.	85,812	90,103
	Sauer-Danfoss, Inc.	28,999	297,240
*	Schieb (Earl), Inc.	73,900	101,612
#	Scholastic Corp.	1,773,991	32,943,013
	Sealy Corp.	88,305	285,225
	Shiloh Industries, Inc.	200,218	1,003,092
*	Shoe Carnival, Inc.	355,724	4,983,693
*	Shuffle Master, Inc.	292,939	1,130,745
*	Silverleaf Resorts, Inc.	112,636	107,004
	Sinclair Broadcast Group, Inc. Class A	534,990	1,728,018
* #	Six Flags, Inc.	1,473,327	456,731
*	Skechers U.S.A., Inc. Class A	83,600	1,135,288
	Skyline Corp.	167,671	3,625,047
* #	Smith & Wesson Holding Corp.	200,204	460,469
	Sonesta International Hotels Corp. Class A	9,603	100,831
* #	Sonic Corp.	237,702	2,543,411
#	Sotheby’s Class A	115,600	1,076,236
* #	Source Interlink Companies, Inc.	1,431,874	529,793
*	Spanish Broadcasting System, Inc.	360,982	83,026

6

#	Spartan Motors, Inc.	398,192	1,827,701
	Speedway Motorsports, Inc.	26,100	416,295
*	Sport Chalet, Inc. Class A	103,179	161,991
*	Sport Chalet, Inc. Class B	13,427	25,511
*	Sport-Haley, Inc.	61,900	46,115
	Stage Stores, Inc.	791,931	6,105,788
*	Stamps.com, Inc.	45,170	440,859
	Standard Motor Products, Inc.	328,201	1,381,726
	Standard Pacific Corp.	576,992	1,644,427
	Stanley Furniture, Inc.	51,045	502,283
	Star Buffet, Inc.	7,100	29,749
	Stein Mart, Inc.	444,231	955,097
*	Steinway Musical Instruments, Inc.	185,753	4,134,862
*	Steven Madden, Ltd.	7,249	157,883
#	Stewart Enterprises, Inc.	2,838,334	14,674,187
* #	Stoneridge, Inc.	426,843	2,428,737
	Strattec Security Corp.	9,335	200,329
	Sturm Ruger & Co., Inc.	59,691	426,791
#	Superior Industries International, Inc.	575,733	8,232,982
	Superior Uniform Group, Inc.	137,600	1,374,624
*	Syms Corp.	371,865	3,904,582
#	Systemax, Inc.	9,931	140,623
	Tandy Brand Accessories, Inc.	200,326	482,786
*	Tandy Leather Factory, Inc.	135,035	310,580
*	Tarragon Corp.	28,990	3,769
#	Tempur-Pedic International, Inc.	76,600	598,246
*	Tenneco Automotive, Inc.	107,023	525,483
*	Texas Roadhouse, Inc.	4,500	31,590
*	The Children’s Place Retail Stores, Inc.	19,020	635,839
*	The Dress Barn, Inc.	26,600	254,296
*	The Hallwood Group, Inc.	159	5,326
	The Marcus Corp.	560,945	7,870,058
	The Men’s Wearhouse, Inc.	27,100	414,359
#	The Pep Boys - Manny, Moe & Jack	1,232,223	5,939,315
*	The Sports Club Co., Inc.	113,300	114,433
* #	The Steak n Shake Co.	382,463	1,969,684
* #	The Walking Co Holdings, Inc.	24,077	86,196
*	The Wet Seal, Inc. Class A	395,384	1,162,429
* #	thinkorswim Group, Inc.	226,554	1,812,432
*	TiVo, Inc.	19,667	135,112
*	Town Sports International Holdings, Inc.	58,394	145,401
*	Trans World Entertainment Corp.	634,084	1,521,802
* #	Trump Entertainment Resorts, Inc.	324,387	217,339
*	Tuesday Morning Corp.	40,682	91,128
*	Tween Brands, Inc.	184,428	1,571,327
*	Unifi, Inc.	1,316,483	6,319,118
	Unifirst Corp.	327,100	10,673,273
*	Universal Technical Institute, Inc.	120,651	1,990,741
* #	Vail Resorts, Inc.	44,582	1,482,797
* #	Valassis Communications, Inc.	273,600	1,214,784
*	ValueVision Media, Inc. Class A	191,965	132,456
* #	VCG Holding Corp.	203,680	492,906
	Virco Manufacturing Corp.	8,399	23,013
	Visteon Corp.	1,121,079	773,545
* #	Volcom, Inc.	141,526	1,829,931

7

*	Voyager Learning Co.	103,000	154,500
*	Warnaco Group, Inc.	204,530	6,097,039
	Warner Music Group Corp.	58,103	240,546
*	Wells-Gardner Electronics Corp.	95,331	61,965
* #	Wendy’s/Arby’s Group, Inc.	27,081	98,033
* #	West Marine, Inc.	305,081	1,931,163
*	Westwood One, Inc.	557,704	161,734
#	Winnebago Industries, Inc.	222,895	1,323,996
*	Woodbridge Holdings Corp.	13,441	10,350
*	WPT Enterprises, Inc.	144,012	54,725
	Xerium Technologies, Inc.	408	1,587
* #	Zale Corp.	1,488,264	25,389,784
* #	Zumiez, Inc.	107,636	1,050,527
Total Consumer Discretionary			764,295,198

Consumer Staples — (3.2%)
*	Alliance One International, Inc.	742,392	2,479,589
#	American Italian Pasta Co.	605,202	7,716,325
	B&G Foods, Inc.	132,698	494,964
* #	Bare Escentuals, Inc.	148,053	618,862
*	Bridgford Foods Corp.	39,944	159,776
*	Cagle’s, Inc. Class A	3,992	13,174
	Calavo Growers, Inc.	21,980	223,097
* #	Caribou Coffee Co.	4,542	8,085
	CCA Industries, Inc.	30,017	135,076
*	Central Garden & Pet Co.	404,589	1,367,511
*	Central Garden & Pet Co. Class A	673,553	2,141,899
#	Chiquita Brands International, Inc.	362,723	4,951,169
	Coffee Holding Co, Inc.	3,123	5,153
* #	Collective Brands, Inc.	280,502	3,587,621
*	Craft Brewers Alliance, Inc.	227,140	633,721
*	Cuisine Solutions, Inc.	182,878	459,024
	Del Monte Foods Co.	1,939,194	12,236,314
#	Farmer Brothers Co.	134,422	3,226,128
	Golden Enterprises, Inc.	15,515	33,357
#	Great Atlantic & Pacific Tea, Inc.	100,016	827,132
	Griffin Land & Nurseries, Inc. Class A	41,529	1,273,694
* #	Hain Celestial Group, Inc.	1,305,774	30,346,188
	Imperial Sugar Co.	315,048	3,730,168
	Ingles Market, Inc. Class A	32,568	607,719
*	Integrated Biopharma, Inc.	154,575	66,467
*	Katy Industries, Inc.	130,300	162,875
#	Mannatech, Inc.	311,857	1,250,547
*	Maui Land & Pineapple Co., Inc.	33,898	525,419
* #	Medifast, Inc.	86,745	468,423
	MGP Ingredients, Inc.	329,986	501,579
*	Monterey Pasta Co.	632,725	999,705
#	Nash-Finch Co.	204,733	8,072,622
*	National Beverage Corp.	50,173	459,585
*	Natural Alternatives International, Inc.	104,614	656,976
* #	Natural Health Trends Corp.	16,052	6,742
	Oil-Dri Corp. of America	121,350	2,008,342
*	Omega Protein Corp.	268,618	1,982,401
*	Overhill Farms, Inc.	80,704	359,133
*	Pantry, Inc.	251,900	5,546,838

8

* #	Parlux Fragrances, Inc.	428,717	1,384,756
*	Prestige Brands Holdings, Inc.	741,759	5,125,555
	PriceSmart, Inc.	294,728	4,391,447
	Reddy Ice Holdings, Inc.	104,680	278,449
	Reliv’ International, Inc.	77,230	404,685
*	Revlon, Inc.	109,856	1,306,188
	Rocky Mountain Chocolate Factory, Inc.	14,396	101,636
* #	Sanfilippo (John B.) & Son, Inc.	154,804	1,116,137
*	Scheid Vineyards, Inc.	6,720	200,592
*	Schiff Nutrition International, Inc.	96,428	567,961
	Scope Industries	8,100	931,500
	Seaboard Corp.	18,484	24,768,560
*	Seneca Foods Corp. Class A	12,724	207,019
*	Seneca Foods Corp. Class B	22,816	407,380
* #	Smart Balance, Inc.	7,111	50,915
* #	Spectrum Brands, Inc.	827,129	603,804
* #	Star Scientific, Inc.	485,486	1,543,845
	Stephan Co.	56,795	156,186
	Tasty Baking Co.	115,774	507,090
*	TreeHouse Foods, Inc.	426,263	12,898,718
#	Universal Corp.	754,474	29,869,626
*	Vermont Pure Holdings, Ltd.	36,233	38,045
	Weis Markets, Inc.	89,100	2,890,404
* #	Winn-Dixie Stores, Inc.	1,098,440	16,498,569
*	Zapata Corp.	386,223	2,413,894
Total Consumer Staples			209,006,361

Energy — (4.5%)
	Adams Resources & Energy, Inc.	49,808	926,429
* #	Allis-Chalmers Energy, Inc.	284,317	1,921,983
#	Alon USA Energy, Inc.	77,300	681,786
*	American Oil & Gas, Inc.	548,999	988,198
*	ATP Oil & Gas Corp.	35,703	429,864
*	Aventine Renewable Energy Holdings, Inc.	74,567	145,406
	Barnwell Industries, Inc.	53,778	344,179
*	Basic Energy Services, Inc.	590,356	8,076,070
	Berry Petroleum Corp. Class A	4,000	93,200
*	Bill Barret Corp.	85,800	1,750,320
*	Bolt Technology Corp.	7,171	58,157
*	Boots & Coots International Well Control, Inc.	44,346	76,275
* #	BPZ Resources, Inc.	20,800	205,920
*	Brigham Exploration Co.	950,887	7,454,954
* #	Bristow Group, Inc.	540,700	13,393,139
*	Bronco Drilling Co., Inc.	407,611	3,146,757
*	Cal Dive International, Inc.	169,224	1,440,096
*	Callon Petroleum Co.	684,790	7,067,033
*	Carrizo Oil & Gas, Inc.	18,100	423,359
*	Catalytica Energy Systems, Inc.	33,158	55,705
* #	Cheniere Energy, Inc.	92,800	347,072
*	Complete Production Services, Inc.	304,237	3,769,496
* #	Comstock Resources, Inc.	568,074	28,074,217
*	CREDO Petroleum Corp.	20,846	182,402
#	Crosstex Energy, Inc.	83,733	854,914
* #	Crusader Energy Group, Inc.	258,751	517,502
*	Dawson Geophysical Co.	8,096	198,595

9

	Delek US Holdings, Inc.	102,900	575,211
* #	Dune Energy, Inc.	476,253	166,689
* #	Edge Petroleum Corp.	480,938	283,753
*	Encore Acquisition Co.	781,016	24,328,648
*	Endeavour International Corp.	1,125,332	843,999
*	Energy Partners, Ltd.	222,326	960,448
* #	Evergreen Energy, Inc.	27,500	9,900
*	Evolution Petroleum Corp.	72,495	118,167
* #	FieldPoint Petroleum Corp.	48,447	111,428
* #	FX Energy, Inc.	226,918	1,109,629
* #	Gasco Energy, Inc.	974,457	779,566
*	Geokinetics, Inc.	5,181	29,532
*	Geomet, Inc.	100,260	295,767
* #	GeoResources, Inc.	90,406	1,350,666
* #	GMX Resources, Inc.	9,500	358,625
* #	Grey Wolf, Inc.	426,958	2,741,070
	Gulf Island Fabrication, Inc.	2,553	50,320
* #	Gulfport Energy Corp.	509,113	3,589,247
* #	Harvest Natural Resources, Inc.	573,600	4,869,864
*	HKN, Inc.	42,259	220,592
	Holly Corp.	39,400	773,422
* #	Hyperdynamics Corp.	33,900	34,239
* #	International Coal Group, Inc.	295,744	1,384,082
*	James River Coal Co.	34,220	657,708
*	Key Energy Group, Inc.	19,700	122,140
*	Kodiak Oil & Gas Corp.	175,000	131,250
* #	Mariner Energy, Inc.	174,700	2,513,933
*	Matrix Service Co.	50,941	624,027
*	McMoran Exploration Co.	64,554	916,021
*	Meridian Resource Corp.	1,593,013	1,895,685
* #	Mexco Energy Corp.	19,853	254,118
*	Mitcham Industries, Inc.	54,861	299,541
*	NATCO Group, Inc. Class A	1,686	35,642
*	Natural Gas Services Group	63,087	835,903
*	New Concept Energy, Inc.	674	4,448
*	Newpark Resources, Inc.	1,308,345	7,522,984
* #	Northern Oil & Gas, Inc.	50,057	272,811
* #	OMNI Energy Services Corp.	191,331	430,495
	Overseas Shipholding Group, Inc.	9,100	341,978
* #	Pacific Ethanol, Inc.	513,260	461,934
#	Panhandle Royalty Co.	10,381	259,525
*	Parallel Petroleum Corp.	197,388	791,526
*	Parker Drilling Co.	1,198,186	6,134,712
*	PHI, Inc. Non-Voting	294,221	6,172,757
*	Pioneer Drilling Co.	1,906,957	14,759,847
*	PowerSecure International, Inc.	196,359	755,982
*	Quest Resource Corp.	73,896	31,406
* #	Rentech, Inc.	1,295,329	958,543
* #	Royale Energy, Inc.	15,277	54,081
* #	SEACOR Holdings, Inc.	186,347	12,516,928
*	Stone Energy Corp.	974,813	29,575,826
* #	SulphCo, Inc.	817,359	1,634,718
*	Superior Well Services, Inc.	122,878	2,058,206
*	Swift Energy Corp.	650,000	20,852,000
*	T-3 Energy Services, Inc.	97,652	2,354,390

10

*	TETRA Technologies, Inc.	23,800	165,648
*	TGC Industries, Inc.	149,225	335,756
* #	Toreador Resources Corp.	159,477	1,180,130
* #	Trico Marine Services, Inc.	223,359	2,010,231
* #	Tri-Valley Corp.	271,654	1,290,356
* #	TXCO Resources, Inc.	431,750	2,262,370
*	Union Drilling, Inc.	87,188	477,790
*	Uranium Energy Corp.	10,180	4,581
* #	Uranium Resources, Inc.	166,250	156,275
#	USEC, Inc.	2,071,226	8,554,163
* #	VAALCO Energy, Inc.	30,755	163,001
* #	Venoco, Inc.	94,122	398,136
* #	VeraSun Energy Corp.	166,664	84,999
* #	Verenium Corp.	584,304	595,990
*	Warren Resources, Inc.	587,310	3,106,870
*	Westmoreland Coal Co.	110,869	1,092,060
*	Whiting Petroleum Corp.	500,221	26,006,490
	World Fuel Services Corp.	23,300	499,319
Total Energy			292,223,122

Financials — (22.7%)
*	1st Constitution Bancorp	610	5,728
	1st Source Corp.	608,311	13,054,354
	21st Century Holding Co.	59,481	322,387
	Abigail Adams National Bancorp, Inc.	14,977	59,908
	Abington Bancorp, Inc.	289,131	2,992,506
	Access National Corp.	22,258	130,098
	Advance America, Cash Advance Centers, Inc.	266,009	712,904
	Advanta Corp. Class A	184,338	436,881
#	Advanta Corp. Class B	895,034	4,045,554
	Affirmative Insurance Holdings, Inc.	70,678	84,107
	Alliance Bancorp, Inc. of Pennsylvania	200	1,600
	Alliance Financial Corp.	28,706	660,238
* #	AmComp, Inc.	307,318	3,730,841
#	Amcore Financial, Inc.	113,010	525,496
	Ameriana Bancorp	34,757	256,333
	American Bancorp of New Jersey, Inc.	126,448	1,138,032
#	American Equity Investment Life Holding Co.	897,288	4,055,742
*	American Independence Corp.	31,300	107,985
	American National Bankshares, Inc.	22,468	331,403
	American Physicians Capital, Inc.	307,951	12,598,275
	American Physicians Services Group, Inc.	35,600	697,760
	American River Bankshares	73,752	789,146
#	American West Bancorporation	140,384	169,865
* #	AmeriCredit Corp.	1,488,781	8,724,257
	Ameris Bancorp	178,322	1,968,675
*	Amerisafe, Inc.	4,461	76,908
*	AmeriServe Financial, Inc.	286,676	705,223
	AmTrust Financial Services, Inc.	101,954	1,001,188
#	Anchor Bancorp Wisconsin, Inc.	507,709	2,893,941
*	Argo Group International Holdings, Ltd.	674,606	21,519,931
	ASB Financial Corp.	10,400	135,564
#	Asset Acceptance Capital Corp.	58,731	476,308
#	ASTA Funding, Inc.	181,959	618,661
*	Atlantic American Corp.	238,075	271,405

11

	Atlantic Coast Federal Corp.	70,551	459,287
#	Atlantic Southern Financial Group, Inc.	2,567	28,237
* #	B of I Holding, Inc.	33,475	153,985
	Baldwin & Lyons, Inc. Class B	359,816	6,545,053
*	Bancinsurance Corp.	75,970	351,361
	Bancorp Rhode Island, Inc.	14,811	358,722
	BancorpSouth, Inc.	49,566	1,202,967
#	BancTrust Financial Group, Inc.	45,455	566,369
	Bank Mutual Corp.	124,371	1,433,998
	Bank of Commerce Holdings	16,199	88,123
* #	Bank of Florida Corp.	77,688	473,897
#	Bank of Granite Corp.	234,551	903,021
#	BankAtlantic Bancorp, Inc.	144,964	894,428
	BankFinancial Corp.	481,110	5,864,731
#	BankUnited Financial Corp. Class A	63,786	29,660
#	Banner Corp.	297,406	3,797,875
	Bar Harbor Bankshares	6,975	187,976
	BCB Bancorp, Inc.	4,346	52,804
*	Beach First National Bancshares, Inc.	59,312	306,050
	Benjamin Franklin Bancorp, Inc.	48,856	634,639
	Berkshire Bancorp, Inc.	8,441	53,854
#	Berkshire Hills Bancorp, Inc.	336,087	8,748,345
	Beverly Hills Bancorp, Inc.	524,495	382,881
#	BGC Partners, Inc. Class A	270,162	1,104,963
*	BNCCORP, Inc.	30,988	193,675
*	BNS Holding, Inc.	45,855	320,985
#	Boston Private Financial Holdings, Inc.	1,444,199	12,766,719
*	Bridge Capital Holdings	27,486	261,117
* #	Broadpoint Securities Group, Inc.	149,900	442,205
#	Brookline Bancorp, Inc.	2,214,827	25,913,476
	Brunswick Bancorp	1,200	7,200
	C&F Financial Corp.	8,892	173,305
#	Cadence Financial Corp.	82,272	617,040
	California First National Bancorp	115,380	1,001,498
	Camco Financial Corp.	73,966	526,638
#	Camden National Corp.	2,497	73,037
	Capital Bank Corp.	41,094	324,643
#	Capital Corp. of the West	156,921	360,918
#	Capital Southwest Corp.	23,982	2,446,164
#	Capitol Bancorp, Ltd.	444,964	4,556,431
	Cardinal Financial Corp.	546,088	3,407,589
	Carrollton Bancorp	8,958	74,351
	Carver Bancorp, Inc.	8,337	56,191
	Cascade Financial Corp.	24,274	168,704
#	Cathay General Bancorp	395,268	9,676,161
	Center Bancorp, Inc.	42,467	433,163
	Center Financial Corp.	298,772	3,077,352
#	Centerstate Banks of Florida, Inc.	16,551	289,642
	Central Bancorp, Inc.	2,324	16,558
*	Central Jersey Bancorp	9,799	67,025
	Central Virginia Bankshares, Inc.	10,335	92,705
	Centrue Financial Corp.	50,023	544,250
	Century Bancorp, Inc. Class A	600	9,900
	CFS Bancorp, Inc.	198,948	1,611,479
#	Chemical Financial Corp.	826,061	21,700,622

12

*	Chicopee Bancorp, Inc.	9,955	122,446
	Citizens Community Bancorp, Inc.	33,585	198,487
	Citizens First Bancorp, Inc.	143,630	423,708
	Citizens First Corp.	2,750	15,015
	Citizens South Banking Corp.	114,352	771,876
* #	Citizens, Inc.	274,886	2,333,782
*	CNA Surety Corp.	1,194,032	16,537,343
#	CoBiz Financial, Inc.	116,996	1,361,833
	Codorus Valley Bancorp, Inc.	3,797	38,521
	Cohen & Steers, Inc.	1,300	23,621
	Columbia Banking System, Inc.	333,104	5,303,016
	Commercial National Financial Corp.	2,564	38,024
	Commonwealth Bankshares, Inc.	55,126	548,504
* #	Community Bancorp	73,360	236,219
#	Community Bank System, Inc.	796,843	19,881,233
	Community Bankshares, Inc.	10,509	220,269
	Community Capital Corp.	8,738	78,642
	Community Central Bank Corp.	1	3
	Community Trust Bancorp, Inc.	46,368	1,547,764
#	Community West Bancshares	16,719	62,696
	Compass Diversified Holdings	86,083	1,050,213
* #	CompuCredit Corp.	291,518	752,116
	Consolidated-Tokoma Land Co.	32,837	1,211,685
*	Consumer Portfolio Services, Inc.	448,827	484,733
#	Cooperative Bankshares, Inc.	20,652	59,891
*	Core-Mark Holding Co., Inc.	213,027	4,211,544
#	Corus Bankshares, Inc.	462,802	1,018,164
*	Cowen Group, Inc.	80,406	568,470
*	Cowlitz Bancorporation	10,908	70,520
	Crawford & Co. Class A	779	6,006
#	Crawford & Co. Class B	522	7,569
*	Crescent Financial Corp.	31,252	167,198
*	Dearborn Bancorp, Inc.	60,022	181,867
	Delphi Financial Group, Inc. Class A	1,497,269	23,581,987
	Dime Community Bancshares	11,597	193,670
*	Dollar Financial Corp.	52,522	610,831
	Donegal Group, Inc. Class A	613,943	10,056,386
	Donegal Group, Inc. Class B	63,852	1,043,980
* #	E*TRADE Financial Corp.	624,852	1,137,231
#	East West Bancorp, Inc.	90,592	1,571,771
	Eastern Insurance Holdings, Inc.	84,423	792,732
	Eastern Virginia Bankshares, Inc.	12,878	135,090
	ECB Bancorp, Inc.	5,318	101,042
* #	eHealth, Inc.	79,891	1,016,214
	EMC Insurance Group, Inc.	411,279	10,059,884
*	Encore Bancshares, Inc.	50,900	849,521
*	Encore Capital Group, Inc.	469,771	4,397,057
	Enterprise Bancorp, Inc.	1,750	22,540
#	Enterprise Financial Services Corp.	95,022	1,762,658
	Epoch Holding Corp.	98,827	864,736
	ESB Financial Corp.	59,403	617,791
#	ESSA Bancorp, Inc.	153,573	2,128,522
*	ExlService Holdings, Inc.	167,594	1,223,436
#	F.N.B. Corp.	552,327	7,235,484
#	Farmers Capital Bank Corp.	26,343	521,065

13

	FBL Financial Group, Inc. Class A	645,100	11,263,446
* #	FCStone Group, Inc.	44,550	265,072
	Federal Agriculture Mortgage Corp. Class A	1,011	3,033
#	Federal Agriculture Mortgage Corp. Class C	120,370	698,146
* ●	Federal Trust Corp.	1,292	258
	Fidelity Bancorp, Inc.	14,372	149,469
	Fidelity Southern Corp.	14,918	51,468
	Financial Federal Corp.	57,085	1,321,518
	Financial Institutions, Inc.	206,617	3,349,262
*	First Acceptance Corp.	678,357	2,068,989
	First Advantage Bancorp	13,215	131,886
#	First Bancorp	2,077	36,347
	First Bancorp of Indiana, Inc.	5,430	38,146
	First Bancorp, Inc.	19,161	344,898
	First Bancshares, Inc.	23,243	361,429
*	First Bank of Delaware	70,003	112,005
#	First Busey Corp.	199,470	3,718,121
	First Business Financial Services, Inc.	14,900	253,002
	First Citizens BancShares, Inc.	35,998	5,504,814
#	First Commonwealth Financial Corp.	63,999	707,829
	First Defiance Financial Corp.	169,833	1,706,822
	First Federal Bancshares of Arkansas, Inc.	125,836	1,097,290
	First Federal Bankshares, Inc.	3,225	8,514
	First Federal of Northern Michigan Bancorp, Inc.	31,310	86,102
	First Financial Bancorp	13	175
	First Financial Corp.	302,593	12,793,632
	First Financial Holdings, Inc.	16,728	362,998
	First Financial Service Corp.	5,924	107,521
	First Franklin Corp.	11,298	65,980
*	First Investors Financial Services Group, Inc.	118,400	493,136
*	First Keystone Financial, Inc.	43,593	391,247
	First M&F Corp.	50,623	481,425
* #	First Mariner Bancorp, Inc.	16,843	24,759
	First Merchants Corp.	555,739	12,231,815
*	First Mercury Financial Corp.	3,107	33,525
* #	First National Bancshares, Inc.	2,932	11,640
#	First Niagara Financial Group, Inc.	3,669,543	57,868,693
	First PacTrust Bancorp, Inc.	67,832	691,886
	First Place Financial Corp.	297,380	2,043,001
* #	First Regional Bancorp	301,198	1,656,589
	First Security Group, Inc.	91,000	681,590
#	First South Bancorp, Inc.	63,072	886,162
	First State Bancorporation	114,649	424,201
	First State Financial Corp.	17,751	53,253
	First United Corp.	54,683	952,578
	First West Virginia Bancorp, Inc.	6,526	98,543
	Firstbank Corp.	72,676	667,174
* #	FirstCity Financial Corp.	102,376	332,722
* #	FirstFed Financial Corp.	12,780	114,381
#	Flagstar Bancorp, Inc.	959,380	1,822,822
	Flushing Financial Corp.	272,533	4,237,888
	FNB United Corp.	51,184	329,113
*	Forestar Real Estate Group, Inc.	29,843	261,126
* #	FPIC Insurance Group, Inc.	316,840	14,181,758
*	Franklin Credit Management Corp.	28,572	11,429

14

#	Frontier Financial Corp.	208,426	1,388,117
#	Fulton Financial Corp.	690,338	7,248,549
#	Gateway Financial Holdings, Inc.	276,787	1,505,721
	German American Bancorp, Inc.	126,482	1,441,895
*	Golfsmith International Holdings, Inc.	122	116
#	Great Southern Bancorp, Inc.	102,605	1,092,743
#	Greene Bancshares, Inc.	101,552	2,005,652
#	Grubb & Ellis Co.	412,135	630,567
	GS Financial Corp.	400	6,196
* #	Guaranty Bancorp	606,993	2,585,790
	Guaranty Federal Bancshares, Inc.	28,013	239,791
#	Habersham Bancorp	4,180	22,363
*	Hallmark Financial Services, Inc.	92,334	600,171
#	Hanmi Financial Corp.	296,797	1,187,188
	Harleysville Group, Inc.	1,092,091	34,488,234
#	Harleysville National Corp.	103,730	1,438,735
	Harleysville Savings Financial Corp.	18,595	244,059
	Harrington West Financial Group, Inc.	18,011	68,442
*	Harris & Harris Group, Inc.	80,008	400,040
	Hawthorn Bancshares, Inc.	17,040	334,325
#	Heartland Financial USA, Inc.	8,317	197,529
	Hercules Technology Growth Capital, Inc.	795,930	6,908,672
#	Heritage Commerce Corp.	188,962	2,445,168
	Heritage Financial Corp.	18,055	220,452
	HF Financial Corp.	100,975	1,386,387
*	Hilltop Holdings, Inc.	241,093	2,266,274
	Hingham Institution for Savings	2,657	76,787
	HMN Financial, Inc.	98,439	885,951
	Home Federal Bancorp, Inc.	139,123	1,612,436
	HopFed Bancorp, Inc.	1,300	14,066
	Horace Mann Educators Corp.	837,642	6,667,630
#	Horizon Financial Corp.	47,293	284,231
*	HouseValues, Inc.	12,446	33,106
#	IBERIABANK Corp.	273,544	13,934,331
#	Imperial Capital Bancorp, Inc.	73,742	380,509
#	Independence Holding Co.	147,782	965,016
#	Independent Bank Corp. (MI)	178,126	653,722
	Indiana Community Bancorp	16,591	298,638
	Infinity Property & Casualty Corp.	614,512	24,469,868
	Integra Bank Corp.	192,005	1,157,790
*	International Assets Holding Corp.	7,983	128,846
	Intervest Bancshares Corp.	139,402	833,624
	Investors Title Co.	31,417	1,192,589
#	Irwin Financial Corp.	475,232	1,045,510
	Jefferson Bancshares, Inc.	26,294	230,072
	Jones Lang LaSalle, Inc.	27,400	902,008
#	K-Fed Bancorp	25,925	218,029
*	Knight Capital Group, Inc.	1,293,267	18,700,641
* #	LaBranche & Co., Inc.	659,590	4,109,246
#	Lakeland Bancorp, Inc.	204,779	2,256,665
#	LandAmerica Financial Group, Inc.	107,342	1,057,319
	Landmark Bancorp, Inc.	11,860	249,060
	Legacy Bancorp, Inc.	129,784	1,692,383
	Lincoln Bancorp	31,720	444,080
	LNB Bancorp, Inc.	25,738	179,136

15

* #	LoopNet, Inc.	151,253	1,144,985
	LSB Corp.	62,229	656,516
	LSB Financial Corp.	10,681	165,555
#	Macatawa Bank Corp.	358,891	1,798,044
	MainSource Financial Group, Inc.	469,555	8,386,252
*	MarketAxess Holdings, Inc.	372,754	2,132,153
*	Marlin Business Services, Inc.	222,717	881,959
	Mayflower Bancorp, Inc.	3,701	20,818
	MB Financial, Inc.	1,096,148	32,566,557
#	MBT Financial Corp.	331,095	1,453,507
	MCG Capital Corp.	2,733,844	2,241,752
	Meadowbrook Insurance Group, Inc.	1,358,724	7,160,475
	Medallion Financial Corp.	528,265	4,273,664
#	Mercantile Bancorp, Inc.	8,044	114,627
	Mercantile Bank Corp.	79,779	773,059
	Mercer Insurance Group, Inc.	185,007	2,426,367
* #	Meridian Interstate Bancorp, Inc.	32,800	318,160
	Meta Financial Group, Inc.	42,490	444,020
	MetroCorp Bancshares, Inc.	75,498	835,008
	MicroFinancial, Inc.	215,796	647,388
#	Midwest Banc Holdings, Inc.	97,026	292,048
	MidWestOne Financial Group, Inc.	10,936	142,168
	Monroe Bancorp	1,853	18,623
* #	Move, Inc.	256	430
	MutualFirst Financial, Inc.	120,019	1,050,166
#	Nara Bancorp, Inc.	294,958	3,244,538
#	National Financial Partners Corp.	85,815	571,528
#	National Interstate Corp.	122,537	2,144,397
#	National Penn Bancshares, Inc.	1,947,592	32,992,208
	National Security Group, Inc.	6,283	51,835
#	National Western Life Insurance Co. Class A	50,109	9,459,577
*	Navigators Group, Inc.	570,373	28,809,540
	Nelnet, Inc. Class A	355,664	5,203,364
*	New Century Bancorp, Inc.	31,072	178,664
	New Hampshire Thrift Bancshares, Inc.	72,346	665,583
	New Westfield Financial, Inc.	274,683	2,842,969
#	NewAlliance Bancshares, Inc.	3,421,707	47,219,557
	NewBridge Bancorp	178,869	674,336
*	Newport Bancorp, Inc.	6,163	70,874
*	NewStar Financial, Inc.	25,682	138,940
*	Newtek Business Services, Inc.	72,273	47,339
* #	NexCen Brands, Inc.	258,539	21,355
*	Nexity Financial Corp.	5,105	7,657
	North Central Bancshares, Inc.	39,100	620,712
	North Valley Bancorp	12,175	73,659
	Northeast Bancorp	27,817	250,353
	Northeast Community Bancorp, Inc.	26,486	205,134
	Northrim Bancorp, Inc.	111,552	1,471,371
	Northway Financial, Inc.	6,704	83,968
#	NYMAGIC, Inc.	216,793	3,783,038
	OceanFirst Financial Corp.	1,568	26,013
* #	Ocwen Financial Corp.	1,338,830	8,970,161
	optionsXpress Holding, Inc.	127,792	2,269,586
#	PAB Bankshares, Inc.	32,111	197,483
#	Pacific Capital Bancorp	304,169	5,973,879

16

	Pacific Mercantile Bancorp	139,863	587,425
*	Pacific Premier Bancorp, Inc.	80,543	322,172
*	Pacific State Bancorp	13,433	70,187
#	PacWest Bancorp	148,911	3,721,286
	Pamrapo Bancorp, Inc.	6,525	55,332
	Park Bancorp, Inc.	4,725	53,912
#	Park National Corp.	11,024	801,996
	Parkvale Financial Corp.	79,550	1,191,659
#	Patriot Capital Funding, Inc.	37,814	187,179
	Patriot National Bancorp	32,104	375,938
*	Penn Treaty American Corp.	396,374	55,492
*	Pennsylvania Commerce Bancorp, Inc.	1,989	59,173
* #	Penson Worldwide, Inc.	185,975	1,327,861
	Peoples Bancorp of North Carolina	13,055	131,855
	Peoples Bancorp, Inc. (709788202)	14,576	166,166
	Peoples Bancorp, Inc. (709789101)	300,103	5,746,972
*	Peoples Community Bancorp	2,569	3,160
#	PFF Bancorp, Inc.	152,256	184,230
*	PICO Holdings, Inc.	553,594	13,861,994
	Pinnacle Bancshares, Inc.	17,681	156,919
*	Pinnacle Financial Partners, Inc.	160,692	4,701,848
* #	Piper Jaffray Companies, Inc.	520,361	20,528,241
*	PMA Capital Corp. Class A	965,797	4,461,982
#	PMI Group, Inc.	386,500	962,385
	Porter Bancorp, Inc.	19,721	364,643
	Preferred Bank	88,699	620,006
	Premier Financial Bancorp, Inc.	52,166	456,452
	Presidential Life Corp.	894,537	8,390,757
	Princeton National Bancorp, Inc.	8,623	208,892
*	ProAssurance Corp.	256,038	14,069,288
#	Prosperity Bancshares, Inc.	1,106,919	36,760,780
	Providence Community Bancshares, Inc.	2,937	23,408
#	Provident Bankshares Corp.	148,408	1,583,513
#	Provident Financial Holdings, Inc.	34,950	200,962
#	Provident Financial Services, Inc.	2,524,606	37,010,724
#	Provident New York Bancorp	1,229,119	14,798,593
#	Pulaski Financial Corp.	79,796	638,368
	QC Holdings, Inc.	62,370	502,702
	Rainier Pacific Financial Group, Inc.	85,914	386,613
#	Renasant Corp.	403,370	8,454,635
#	Republic Bancorp, Inc. Class A	7,268	167,309
*	Republic First Bancorp, Inc.	62,088	496,704
#	Resource America, Inc.	175,772	1,010,689
*	Rewards Network, Inc.	586,487	2,228,651
	Riverview Bancorp, Inc.	160,312	766,291
#	RLI Corp.	72,988	4,188,781
	Rome Bancorp, Inc.	141,505	1,428,493
	Royal Bancshares of Pennsylvania, Inc. Class A	1,617	8,279
	Rurban Financial Corp.	19,402	174,618
	Safety Insurance Group, Inc.	391,732	14,881,899
#	Sanders Morris Harris Group, Inc.	328,663	2,432,106
#	Sandy Spring Bancorp, Inc.	276,361	5,933,471
*	Seabright Insurance Holdings	657,934	6,881,990
#	Seacoast Banking Corp. of Florida	327,507	2,908,262
#	Security Bank Corp.	78,015	154,470

17

*	Security National Financial Corp. Class A	6,618	11,846
	Selective Insurance Group, Inc.	1,945,426	46,203,867
	SI Financial Group, Inc.	184	1,279
	Siebert Financial Corp.	51,159	102,830
#	Simmons First National Corp. Class A	311,573	9,664,994
	Somerset Hills Bancorp	1,400	11,900
#	South Financial Group, Inc.	172,126	1,000,052
	South Street Financial Corp.	11,002	49,509
*	Southcoast Financial Corp.	83,928	432,229
	Southern Community Financial Corp.	130,015	504,458
*	Southern Connecticut Bancorp, Inc.	37,490	187,450
*	Southern First Bancshares, Inc.	41,949	426,621
	Southwest Bancorp, Inc.	221,548	3,208,015
*	Specialty Underwriters’ Alliance, Inc.	2,765	9,622
	State Auto Financial Corp.	803,148	21,154,918
#	StellarOne Corp.	143,132	2,433,244
#	Sterling Financial Corp.	438,443	3,722,381
	Stewart Information Services Corp.	481,533	7,993,448
* #	Stratus Properties, Inc.	84,511	2,070,520
*	Sun American Bancorp	2,708	5,213
*	Sun Bancorp, Inc.	554,289	5,542,890
* #	Superior Bancorp	152,363	842,567
#	Susquehanna Bancshares, Inc.	2,051,230	31,773,553
	Sussex Bancorp	13,795	99,326
	SWS Group, Inc.	144,262	2,677,503
	Taylor Capital Group, Inc.	97,522	1,097,123
	Team Financial, Inc.	900	2,502
	Teche Holding Co.	13,852	415,560
*	Tejon Ranch Co.	1,400	40,684
#	Temecula Valley Bancorp, Inc.	102,363	353,152
*	Tennessee Commerce Bancorp, Inc.	3,480	35,566
	TF Financial Corp.	63,621	1,202,437
*	The Bancorp, Inc.	197,316	737,962
#	The Colonial BancGroup, Inc.	16,500	67,485
	The Phoenix Companies, Inc.	462,200	2,990,434
	The Savannah Bancorp, Inc.	1,125	13,095
#	The Wilber Corp.	2,776	21,542
	Thomas Properties Group, Inc.	42,475	295,201
* #	Thomas Weisel Partners Group, Inc.	95,069	534,288
#	TIB Financial Corp.	43,091	194,340
* #	Tidelands Bancshares, Inc.	11,499	55,425
	TierOne Corp.	41,813	225,790
	Timberland Bancorp, Inc.	171,654	1,012,759
	Tower Financial Corp.	22,003	193,186
*	Tradestation Group, Inc.	102,191	800,156
* #	Trenwick Group, Ltd.	199,776	7,991
* #	Triad Guaranty, Inc.	250,955	273,541
	TriCo Bancshares	34	732
#	Trustmark Corp.	729,699	14,973,423
#	UCBH Holdings, Inc.	344,206	1,817,408
	UMB Financial Corp.	171,606	7,778,900
#	Umpqua Holdings Corp.	1,592,927	27,111,618
*	Unico American Corp.	145,800	1,027,890
#	Union Bankshares Corp.	95,764	2,282,056
*	United America Indemnity, Ltd.	245,876	2,945,594

18

*	United Capital Corp.	106,255	2,364,174
#	United Community Banks, Inc.	295,748	3,880,214
	United Community Financial Corp.	430,049	2,016,930
	United Financial Bancorp, Inc.	225,278	3,153,892
#	United Fire & Casualty Co.	1,130,390	26,191,136
*	United PanAm Financial Corp.	87,858	153,752
	United Western Bancorp, Inc.	87,176	989,448
	Unity Bancorp, Inc.	17,120	68,309
*	Universal American Corp.	246,127	2,178,224
	Universal Insurance Holdings, Inc.	179,301	480,527
	Univest Corp. of Pennsylvania	945	29,238
#	Vineyard National Bancorp Co.	39,722	30,983
*	Virginia Commerce Bancorp, Inc.	331,139	1,443,766
	VIST Financial Corp.	37,085	408,677
*	Waccamaw Bankshares, Inc.	723	4,512
	Wainwright Bank & Trust Co.	24,508	202,436
	Washington Banking Co.	61,921	482,365
	Washington Federal, Inc.	765,205	13,482,912
* #	Waterstone Financial, Inc.	75,698	624,509
	Wayne Savings Bancshares, Inc.	14,253	106,898
#	Webster Financial Corp.	644,072	11,941,095
	Wesbanco, Inc.	645,538	17,545,723
	West Bancorporation	114,754	1,434,425
	West Coast Bancorp	95,869	835,978
* #	Western Alliance Bancorp	119,063	1,763,323
#	Whitney Holding Corp.	1,064,923	20,233,537
	Willow Financial Bancorp, Inc.	461,395	3,991,067
*	Wilshire Enterprises, Inc.	103,903	199,494
#	Wintrust Financial Corp.	712,371	18,236,698
*	World Acceptance Corp.	3,100	57,288
	WSB Holdings, Inc.	23,008	91,572
	WVS Financial Corp.	12,336	208,232
#	Yadkin Valley Financial Corp.	74,118	1,103,617
	Zenith National Insurance Corp.	526,172	17,290,012
*	ZipRealty, Inc.	16,471	47,601
Total Financials			1,461,179,143

Health Care — (6.6%)
*	Abaxis, Inc.	31,746	487,936
* #	Acadia Pharmaceuticals, Inc.	453,034	860,765
*	Accelrys, Inc.	444,397	2,128,662
* #	Achillion Pharmaceuticals, Inc.	146,734	234,774
*	Acusphere, Inc.	61,590	26,484
*	Adolor Corp.	161,154	507,635
*	Advanced Medical Optics, Inc.	179,380	1,106,775
*	AdvanSource Biomaterials Corp.	32,118	12,847
*	Affymetrix, Inc.	219,499	809,951
* #	Akorn, Inc.	290,928	904,786
*	Albany Molecular Research, Inc.	1,085,748	13,734,712
* #	Alexza Pharmaceuticals, Inc.	148,644	423,635
* #	Align Technology, Inc.	160,100	1,109,493
*	Allied Healthcare International, Inc.	918,674	1,332,077
*	Allied Healthcare Products, Inc.	203,626	870,501
*	Allion Healthcare, Inc.	407,570	1,764,778
	Allscripts-Misys Healthcare Solutions, Inc.	162,199	1,054,294

19

	Alpharma, Inc. Class A	1,472,500	46,103,975
*	Alteon, Inc.	5,518	7,725
* #	Altus Pharmaceuticals, Inc.	30,965	17,650
*	America Services Group, Inc.	53,256	467,055
*	American Dental Partners, Inc.	217,244	1,896,540
*	American Shared Hospital Services	82,057	96,417
*	AMICAS, Inc.	1,442,894	2,669,354
*	AMN Healthcare Services, Inc.	74,761	672,101
* #	Anesiva, Inc.	169,964	124,074
*	AngioDynamics, Inc.	528,308	6,656,681
*	Anika Therapeutics, Inc.	64,695	390,111
* #	Antigenics, Inc.	535,058	401,294
*	AP Pharma, Inc.	35,639	20,314
* #	Arena Pharmaceuticals, Inc.	580,451	2,136,060
* #	Ariad Pharmaceuticals, Inc.	840,284	1,672,165
* #	Arqule, Inc.	486,517	1,342,787
* #	Array BioPharma, Inc.	321,257	1,580,584
*	Arrhythmia Research Technology, Inc.	1,411	3,965
*	ArthroCare Corp.	11,200	232,736
* #	Aspect Medical Systems, Inc.	213,299	703,887
*	Assisted Living Concepts, Inc.	66,200	329,014
*	AtriCure, Inc.	6,089	39,396
*	ATS Medical, Inc.	184,416	488,702
*	Avalon Pharmaceuticals, Inc.	100,118	38,065
* #	AVI BioPharma, Inc.	634,162	545,379
* #	Avigen, Inc.	300,630	180,378
*	Bioanalytical Systems, Inc.	32,200	130,410
* #	BioCryst Pharmaceuticals, Inc.	386,020	617,632
* #	BioLase Technology, Inc.	303,703	528,443
*	BioMimetic Therapeutics, Inc.	57,064	466,784
* #	BioSante Pharmaceuticals, Inc.	157,162	507,633
*	BioScrip, Inc.	642,621	1,927,863
* #	BioSphere Medical, Inc.	168,074	445,396
#	Brookdale Senior Living, Inc.	47,437	408,907
* #	Caliper Life Sciences, Inc.	502,116	702,962
	Cambrex Corp.	23,249	104,621
*	Cantel Medical Corp.	516,285	4,956,336
*	Capital Senior Living Corp.	764,433	3,432,304
*	Cardiac Science Corp.	679,538	6,340,090
*	Cardium Therapeutics, Inc.	4,182	3,659
* #	Cell Genesys, Inc.	55,419	12,691
* #	Celldex Therapeutics, Inc.	87,642	679,226
*	Cerus Corp.	308,444	564,453
* #	Cleveland Biolabs, Inc.	3,187	9,720
* #	Clinical Data, Inc.	36,636	402,996
* #	Columbia Laboratories, Inc.	528,779	830,183
* #	CombiMatrix Corp.	26,386	166,760
* #	CombinatoRx, Inc.	297,074	190,127
*	Conceptus, Inc.	4,510	73,062
* #	CONMED Corp.	861,645	22,575,099
#	Cooper Companies, Inc.	504,071	8,307,090
* #	Cortex Pharmaceuticals, Inc.	227,503	166,077
*	Cross Country Healthcare, Inc.	1,035,828	11,725,573
*	CuraGen Corp.	936,372	627,369
* #	Curis, Inc.	521,721	448,680

20

*	Cutera, Inc.	234,556	1,996,072
* #	CV Therapeutics, Inc.	135,859	1,267,564
* #	Cyberonics, Inc.	46,568	593,276
* #	Cyclacel Pharmaceuticals, Inc.	277,414	127,610
*	Cynosure, Inc. Class A	87,582	767,218
*	Cypress Bioscience, Inc.	240,958	1,310,812
*	Cytokinetics, Inc.	122,710	349,724
*	Cytomedix, Inc.	97,391	52,591
	Daxor Corp.	10,827	165,653
*	Del Global Technologies Corp.	135,934	137,293
* #	Dendreon Corp.	273,319	1,344,729
*	DepoMed, Inc.	375,220	810,475
* #	Dexcom, Inc.	254,027	1,148,202
*	Digirad Corp.	100,114	84,096
* #	Discovery Laboratories, Inc.	656,739	1,201,832
*	Durect Corp.	141,158	580,159
*	DUSA Pharmaceuticals, Inc.	203,782	222,122
* #	Dyax Corp.	268,977	901,073
*	Dynacq Healthcare, Inc.	88,891	306,674
*	Dynavax Technologies Corp.	483,981	145,194
*	Elite Pharmaceuticals, Inc.	83,326	8,333
* #	Emeritus Corp.	100,204	1,155,352
*	Emisphere Technologies, Inc.	411,037	501,465
*	Endologix, Inc.	601,902	1,245,937
* #	Enzo Biochem, Inc.	436,950	2,521,202
* #	Enzon Pharmaceuticals, Inc.	136,235	677,088
*	eResearch Technology, Inc.	35,626	230,144
*	etrials Worldwide, Inc.	719	791
*	ev3, Inc.	195,570	1,265,338
*	Evotec AG Sponsored ADR	188,262	485,716
* #	Exelixis, Inc.	491,000	1,689,040
*	Five Star Quality Care, Inc.	411,851	807,228
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	41,800	48,070
*	Gentiva Health Services, Inc.	462,282	12,550,956
* #	GenVec, Inc.	937,957	928,577
* #	Geron Corp.	913,953	3,637,533
*	Greatbatch, Inc.	384,637	8,365,855
* #	GTC Biotherapeutics, Inc.	15,583	6,077
* #	Halozyme Therapeutics, Inc.	25,630	122,768
* #	Hana Biosciences, Inc.	2,100	693
*	Hanger Orthopedic Group, Inc.	658,300	10,967,278
*	Harvard Bioscience, Inc.	322,234	998,925
*	Health Grades, Inc.	207,824	446,822
* #	Health Management Associates, Inc.	551,350	1,157,835
* #	HEALTHSOUTH Corp.	35,348	443,264
*	HealthStream, Inc.	5,769	12,980
*	HealthTronics, Inc.	431,982	838,045
*	Healthways, Inc.	48,700	491,870
* #	Hemispherx Biopharma, Inc.	432,834	190,447
*	Hi-Tech Pharmacal Co., Inc.	247,538	1,804,552
*	Hollis-Eden Pharmaceuticals, Inc.	282,476	293,775
	Hooper Holmes, Inc.	754,676	490,539
* #	Human Genome Sciences, Inc.	400,177	1,292,572
* #	Hythiam, Inc.	190,388	121,848
*	Icagen, Inc.	25,241	30,289

21

*	ICU Medical, Inc.	2,987	95,674
*	Idenix Pharmaceuticals, Inc.	26,341	145,402
*	IDM Pharma, Inc.	29,333	48,106
*	I-Flow Corp.	281,527	1,587,812
*	Immtech International, Inc.	171,106	54,754
* #	ImmunoGen, Inc.	183,219	848,304
* #	Immunomedics, Inc.	846,754	1,270,131
* #	Incyte Corp.	584,907	2,427,364
* #	Indevus Pharmaceuticals, Inc.	724,010	1,933,107
*	Infinity Pharmaceuticals, Inc.	81,483	385,415
*	Inovio Biomedical Corp.	373,323	138,130
*	Insite Vision, Inc.	3,100	1,234
* #	Insmed, Inc.	23,299	8,388
* #	Inspire Pharmaceuticals, Inc.	561,192	2,053,963
*	IntegraMed America, Inc.	159,437	822,695
*	Interleukin Genetics, Inc.	112,102	53,809
* #	InterMune, Inc.	38,800	571,524
	Invacare Corp.	633,566	11,524,566
*	InVentiv Health, Inc.	79,777	755,488
*	Iridex Corp.	97,820	223,030
*	IRIS International, Inc.	3,372	37,598
* #	IsoRay, Inc.	5,680	2,272
*	ISTA Pharmaceuticals, Inc.	369,034	258,324
*	IVAX Diagnostics, Inc.	29,082	13,087
*	Javelin Pharmaceuticals, Inc.	511,269	726,002
	Kewaunee Scientific Corp.	52,939	479,098
*	Kindred Healthcare, Inc.	1,758,075	25,474,507
*	Langer, Inc.	25,273	18,702
*	Lannet Co., Inc.	297,999	849,297
#	LCA-Vision, Inc.	176,475	603,545
*	Lexicon Pharmaceuticals, Inc.	1,355,741	2,128,513
* #	LifePoint Hospitals, Inc.	773,019	18,529,265
* #	Ligand Pharmaceuticals, Inc. Class B	552,585	1,143,851
*	Magyar Bancorp, Inc.	27,871	223,804
* #	Mannkind Corp.	191,255	719,119
#	Martek Biosciences Corp.	48	1,432
*	Maxygen, Inc.	227,927	955,014
*	Medarex, Inc.	229,503	1,613,406
*	MedCath Corp.	726,154	11,197,295
*	Medical Action Industries, Inc.	15,682	180,343
*	Medical Staffing Network Holdings, Inc.	234,902	101,008
*	MediciNova, Inc.	1,648	3,733
#	Medicis Pharmaceutical Corp. Class A	126,600	1,806,582
*	MEDTOX Scientific, Inc.	2,876	28,329
#	Mentor Corp.	65,270	1,103,063
	Merge Healthcare, Inc.	361,150	339,481
*	Metabasis Therapeutics, Inc.	382,226	344,003
* #	Micromet, Inc.	104,504	433,692
*	Micrus Endovascular Corp.	149,320	1,761,976
* #	MiddleBrook Pharmaceuticals, Inc.	519,752	701,665
* #	Minrad International, Inc.	320,617	237,257
* #	Molecular Insight Pharmaceuticals, Inc.	5,810	29,050
*	Molina Healthcare, Inc.	52,900	1,178,083
*	Momenta Pharmaceuticals, Inc.	189,463	1,726,008
*	Monogram Biosciences, Inc.	36,467	18,237

22

*	Nabi Biopharmaceuticals	522,274	2,047,314
*	National Dentex Corp.	88,539	468,371
* #	Nektar Therapeutics	380,742	2,105,503
*	Neose Technologies, Inc.	1,200	408
*	Nephros, Inc.	1,209	459
* #	Neurocrine Biosciences, Inc.	517,780	2,138,431
* #	Neurometric, Inc.	63,412	82,436
*	Nighthawk Radiology Holdings, Inc.	258,171	1,185,005
*	NMT Medical, Inc.	158,237	172,478
* #	Novacea, Inc.	65,672	87,344
* #	NovaMed, Inc.	1,794	6,351
* #	Novavax, Inc.	309,695	696,814
*	Noven Pharmaceuticals, Inc.	144,660	1,627,425
*	NOVT Corp.	2,900	3,843
*	NPS Pharmaceuticals, Inc.	517,004	3,619,028
*	Nutraceutical International Corp.	118,226	1,081,768
* #	NxStage Medical, Inc.	306,471	1,244,272
*	Occulogix, Inc.	917	3,347
*	Odyssey Healthcare, Inc.	157,383	1,509,303
*	Omnicell, Inc.	63,617	698,515
* #	Omrix Biopharmaceuticals, Inc.	71,219	1,234,225
*	OncoGenex Pharmaceutical, Inc.	960	2,390
*	Optimer Pharmaceuticals, Inc.	19,402	80,518
*	OraSure Technologies, Inc.	538,080	2,480,549
*	Orchid Cellmark, Inc.	117,570	138,733
* #	Ore Pharmaceuticals, Inc.	24,610	17,719
*	Orthologic Corp.	121,316	86,134
*	Osteotech, Inc.	648,087	2,067,398
*	OxiGENE, Inc.	367,371	304,918
*	Palatin Technologies, Inc.	309,441	38,928
*	Palomar Medical Technologies, Inc.	147,716	1,689,871
*	Par Pharmaceutical Cos, Inc.	379,827	3,798,270
*	PDI, Inc.	222,473	1,078,994
* #	Penwest Pharmaceuticals Co.	276,940	346,175
*	Pharmanet Development Group, Inc.	96,258	154,013
* #	PharMerica Corp.	301,233	6,184,313
* #	Poniard Pharmaceuticals, Inc.	15	47
*	Pozen, Inc.	51,434	317,348
*	Progenics Pharmaceuticals, Inc.	202,721	2,029,237
*	Prospect Medical Holdings, Inc.	4,900	11,760
*	Providence Service Corp.	145,675	174,810
	Psychemedics Corp.	55,961	571,921
*	QuadraMed Corp.	109,466	651,323
* #	Quigley Corp.	27,073	99,087
* #	RadNet, Inc.	385,198	1,325,081
*	Regeneration Technologies, Inc.	76,090	232,075
* #	RegeneRx Biopharmaceuticals, Inc.	30,119	28,613
*	RehabCare Group, Inc.	631,348	10,814,991
*	Repligen Corp.	9,200	36,892
* #	Repros Therapeutics, Inc.	142,351	1,116,032
*	Res-Care, Inc.	435,532	6,711,548
*	Retractable Technologies, Inc.	44,228	59,708
* #	Rigel Pharmaceuticals, Inc.	8,639	75,246
* #	Rockwell Medical Technologies, Inc.	42,709	108,481
*	Rural/Metro Corp.	131,700	234,426

23

*	RXi Pharmaceuticals Corp.	4	37
* #	Salix Pharmaceuticals, Ltd.	727,899	6,696,671
*	Santarus, Inc.	611,657	1,027,584
*	SciClone Pharmaceuticals, Inc.	603,943	549,588
*	SCOLR Pharma, Inc.	46,950	35,213
*	Senesco Technologies, Inc.	35,750	35,393
*	Senomyx, Inc.	361,501	903,753
*	SenoRx, Inc.	7,173	18,937
* #	Sirona Dental Systems, Inc.	55,890	892,563
* #	Somaxon Pharmaceuticals, Inc.	125,496	122,986
*	Sonic Innovations, Inc.	502,388	849,036
* #	SonoSite, Inc.	7,944	167,380
*	Spectranetics Corp.	93,408	280,224
*	Spectrum Pharmaceuticals, Inc.	374,330	673,794
*	SRI/Surgical Express, Inc.	146,301	336,492
* #	STAAR Surgical Co.	292,003	718,327
* #	StemCells, Inc.	721,275	1,038,636
* #	Stereotaxis, Inc.	382,054	1,539,678
*	Strategic Diagnostics, Inc.	277,238	368,727
*	Sunesis Pharmaceuticals, Inc.	25,017	17,887
*	SunLink Health Systems, Inc.	44,600	99,012
*	Sunrise Senior Living, Inc.	185,326	559,685
*	SuperGen, Inc.	717,161	889,280
* #	Symmetry Medical, Inc.	83,200	1,074,944
*	Synovis Life Technologies, Inc.	10,519	183,977
*	Targacept, Inc.	51,828	306,822
*	Theragenics Corp.	560,030	1,092,059
* #	Theravance, Inc.	61,441	416,570
*	Titan Pharmaceuticals, Inc.	295,998	53,280
#	Trimeris, Inc.	266,466	871,344
* #	Triple-S Management Corp.	375,400	3,832,834
*	United American Healthcare Corp.	15,300	29,070
*	Urologix, Inc.	89,385	92,067
*	Uroplasty, Inc.	41,380	60,001
* #	Vanda Pharmaceuticals, Inc.	30,824	25,276
*	Vascular Solutions, Inc.	939	8,836
* #	Vical, Inc.	639,373	1,048,572
* #	ViroPharma, Inc.	81	1,016
* #	Vital Images, Inc.	273,042	3,563,198
* #	WebMD Health Corp. Class A	15,937	356,192
* #	XOMA, Ltd.	164,072	205,090
	Young Innovations, Inc.	11,320	192,440
* #	Zymogenetics, Inc.	471,718	1,509,498
Total Health Care			428,619,928

Industrials — (14.8%)
* #	3-D Systems Corp.	98,764	1,073,565
*	A. T. Cross Co. Class A	281,074	1,489,692
	A.O. Smith Corp.	515,849	16,275,036
*	AAR Corp.	48,400	773,916
*	ACCO Brands Corp.	121,987	344,003
*	Accuride Corp.	347,126	111,080
	Aceto Corp.	605,057	5,052,226
* #	Active Power, Inc.	310,077	130,232
	Administaff, Inc.	22,400	447,776

24

* #	AeroCentury Corp.	25,615	288,169
*	Aerosonic Corp.	44,620	56,221
* #	AirTran Holdings, Inc.	576,885	2,359,460
	Alamo Group, Inc.	229,667	2,889,211
* #	Alaska Air Group, Inc.	998,489	24,662,678
	Albany International Corp. Class A	30,353	441,940
	Alexander & Baldwin, Inc.	274,070	8,742,833
* #	Allied Defense Group, Inc.	123,154	892,867
* #	Amerco, Inc.	282,928	12,805,321
#	American Railcar Industries, Inc.	138,188	1,536,651
* #	American Reprographics Co.	99,566	1,059,382
#	American Woodmark Corp.	46,338	859,107
	Ameron International Corp.	14,263	670,361
	Ampco-Pittsburgh Corp.	5,222	123,448
* #	AMREP Corp.	14,757	444,333
*	APAC Customer Services, Inc.	655,433	976,595
	Apogee Enterprises, Inc.	36,365	358,559
* #	Applied Energetics, Inc.	981,855	765,847
#	Applied Industrial Technologies, Inc.	1,450,550	29,286,605
	Applied Signal Technologies, Inc.	85	1,523
*	Argon ST, Inc.	1,192	24,865
#	Arkansas Best Corp.	860,090	25,106,027
*	Arotech Corp.	235,336	150,615
*	Astec Industries, Inc.	995	25,293
*	Atlas Air Worldwide Holding, Inc.	68,365	1,320,812
*	Avalon Holding Corp. Class A	40,609	64,974
*	Axsys Technologies, Inc.	1,293	85,377
#	Baldor Electric Co.	46,616	818,577
*	Baldwin Technology Co., Inc. Class A	387,412	767,076
	Barnes Group, Inc.	3,269	47,433
	Barrett Business Services, Inc.	85,112	936,232
* #	Beacon Roofing Supply, Inc.	86	1,176
#	Belden, Inc.	44,304	923,295
*	Blount International, Inc.	174,038	1,512,390
#	BlueLinx Holdings, Inc.	461,615	1,241,744
	Bowne & Co., Inc.	486,794	3,792,125
*	Breeze-Eastern Corp.	138,795	1,165,184
#	Briggs & Stratton Corp.	2,077,065	32,734,544
*	BTU International, Inc.	21,348	105,886
* #	Builders FirstSource, Inc.	620,841	2,359,196
#	C&D Technologies, Inc.	260,768	912,688
*	CAI International, Inc.	12,877	101,986
* #	Cano Petroleum, Inc.	349,857	202,917
* #	Capstone Turbine Corp.	1,200,940	1,621,269
	Cascade Corp.	6,431	212,287
*	Casella Waste Systems, Inc. Class A	80,830	407,383
	CDI Corp.	194,955	2,534,415
*	CECO Environmental Corp.	155,903	436,528
*	Celadon Group, Inc.	27,989	299,202
* #	Cenveo, Inc.	163,464	789,531
*	Ceradyne, Inc.	15,371	361,219
	Champion Industries, Inc.	366,815	1,159,135
*	Channell Commercial Corp.	4,800	1,488
*	Chart Industries, Inc.	45,797	623,755
	Chase Corp.	9,855	143,686

25

	Chicago Rivet & Machine Co.	21,015	329,936
	CIRCOR International, Inc.	133,012	4,076,818
* #	Coleman Cable, Inc.	38,174	265,691
*	Comforce Corp.	21,165	20,107
*	Commercial Vehicle Group, Inc.	283,930	377,627
*	Competitive Technologies, Inc.	1,259	1,826
	CompX International, Inc.	57,100	324,328
*	COMSYS IT Partners, Inc.	243,191	1,478,601
*	Consolidated Graphics, Inc.	89,264	1,161,325
* #	Continental Airlines, Inc.	654,667	12,386,300
*	Cornell Companies, Inc.	358,674	8,167,007
	Corporate Executive Board Co.	51,118	1,524,850
*	Corrpro Companies, Inc.	62,012	24,805
*	Covenant Transport Group Class A	194,919	407,381
*	CPI Aerostructures, Inc.	27,213	182,327
*	CRA International, Inc.	91,530	2,476,802
	Deluxe Corp.	164,430	1,999,469
	Diamond Management & Technology Consultants, Inc.	345,492	1,375,058
* #	Document Securities Systems, Inc.	176,566	247,192
* #	Double Eagle Petroleum Co.	51,046	411,941
	Ducommun, Inc.	280,065	5,654,512
	Dynamic Materials Corp.	114,586	2,177,134
#	Eagle Bulk Shipping, Inc.	121,256	1,208,922
	Eastern Co.	79,904	938,872
	Ecology & Environment, Inc. Class A	47,982	479,820
	Electro Rent Corp.	593,448	7,115,442
#	Encore Wire Corp.	319,375	6,122,419
* #	Energy Focus, Inc.	136,025	326,460
* #	EnerSys Inc.	1,308,840	17,302,865
*	ENGlobal Corp.	8,331	36,573
	Ennis, Inc.	623,484	7,338,407
* #	EnPro Industries, Inc.	198,032	4,398,291
	Espey Manufacturing & Electronics Corp.	8,041	158,408
*	Esterline Technologies Corp.	1,050,823	37,882,169
* #	Evergreen Solar, Inc.	178,329	675,867
*	Exide Technologies	228,892	1,087,237
* #	ExpressJet Holdings, Inc.	77,264	133,667
*	EXX, Inc. Class A	3,789	6,062
	Federal Signal Corp.	860,411	7,322,098
*	First Advantage Corp.	424,872	4,643,851
*	First Aviation Services, Inc.	8,900	12,905
*	Flanders Corp.	15,200	94,240
*	Flow International Corp.	276,256	1,060,823
*	Fortune Industries, Inc.	3,429	1,372
	Freightcar America, Inc.	101,828	2,658,729
	Frozen Food Express Industries, Inc.	419,189	2,427,104
* #	Fuel Tech, Inc.	13,093	153,843
* #	FuelCell Energy, Inc.	800,012	3,824,057
* #	Furmanite Corp.	97	776
	G & K Services, Inc. Class A	650,245	14,689,035
	GATX Corp.	352,157	10,054,082
#	Genco Shipping & Trading, Ltd.	54,560	1,137,576
#	GenCorp, Inc.	705,912	3,458,969
	General Employment Enterprises, Inc.	13,839	5,674
*	GeoPetro Resources Co.	5,664	7,080

26

* #	Global Cash Access, Inc.	374,873	1,057,142
*	GP Strategies Corp.	172,066	1,035,837
*	Graftech International, Ltd.	28,600	231,946
	Graham Corp.	7,000	147,000
	Great Lakes Dredge & Dock Corp.	14,249	63,836
#	Greenbrier Companies, Inc.	155,747	1,284,913
*	Griffon Corp.	754,817	6,370,655
	Hardinge, Inc.	138,785	967,331
* #	Hawaiian Holdings, Inc.	13,632	95,424
	Heidrick & Struggles International, Inc.	5,600	135,128
*	Henry Bros. Electronics, Inc.	1,100	6,655
*	Herley Industries, Inc.	477,440	6,349,959
* #	Hexcel Corp.	170,413	2,249,452
*	Hill International, Inc.	11,220	70,462
#	HNI Corp.	76,659	1,404,393
* #	Hoku Scientific, Inc.	63,850	316,058
#	Horizon Lines, Inc. Class A	116,427	546,043
	Houston Wire & Cable Co.	42,309	487,400
* #	HQ Sustainable Maritime Industries, Inc.	88,610	363,301
*	Hudson Highland Group, Inc.	461,363	2,417,542
*	Hudson Technologies, Inc.	38,600	41,688
*	Hurco Companies, Inc.	10,730	241,425
*	Huttig Building Products, Inc.	189,986	210,884
*	ICT Group, Inc.	245,436	1,293,448
	IKON Office Solutions, Inc.	3,449,107	59,428,114
*	Innotrac Corp.	110,636	294,292
	Innovative Solutions & Support, Inc.	161,984	996,202
* #	Insituform Technologies, Inc. Class A	350,249	4,703,844
	Insteel Industries, Inc.	215,382	2,209,819
*	Integrated Electrical Services, Inc.	154,555	1,890,208
* #	Interline Brands, Inc.	54,145	576,103
*	International Shipholding Corp.	227,392	5,591,569
*	Intersections, Inc.	184,076	1,546,238
* #	JetBlue Airways Corp.	1,623,900	9,012,645
*	JPS Industries, Inc.	42,300	232,650
*	Kadant, Inc.	422,329	6,943,089
*	Kansas City Southern	63,966	1,974,630
	Kelly Services, Inc. Class A	91,027	1,296,224
*	Kenexa Corp.	312,332	2,782,878
*	Key Technology, Inc.	26,480	428,711
*	Kforce, Inc.	178,515	1,404,913
	Knoll, Inc.	21,300	307,998
*	Korn/Ferry International	6,420	89,174
*	K-Tron International, Inc.	200	18,798
	L.S. Starrett Co. Class A	162,462	2,306,960
*	Ladish Co., Inc.	35,739	608,635
	Lawson Products, Inc.	728	21,694
*	Learning Tree International, Inc.	80,887	1,031,309
*	LECG Corp.	588,986	2,827,133
*	LGL Group, Inc.	7,917	35,627
*	Limco-Piedmont, Inc.	11,347	40,282
*	LMI Aerospace, Inc.	1,190	18,171
	LSI Industries, Inc.	55,680	437,088
*	Lydall, Inc.	431,171	2,867,287
* #	M&F Worldwide Corp.	556,176	12,819,857

27

*	Mac-Gray Corp.	319,000	2,421,210
*	Magnetek, Inc.	401,300	862,795
*	Marten Transport, Ltd.	630,463	11,587,910
*	Meadow Valley Corp.	1,420	9,926
*	Medialink Worldwide, Inc.	160,196	22,427
*	Merrimac Industries, Inc.	40,915	124,791
* #	Mesa Air Group, Inc.	388,136	143,610
* #	Metalline Mining Co.	9,545	4,295
*	MFRI, Inc.	20,999	148,463
* #	Microvision, Inc.	593,479	1,026,719
*	Miller Industries, Inc.	182,857	1,115,428
*	Misonix, Inc.	124,173	254,555
* #	Mobile Mini, Inc.	524,722	8,815,330
*	Moore Handley, Inc.	2,000	2,200
	Mueller Industries, Inc.	42,000	960,540
#	Mueller Water Products, Inc.	491,638	3,441,466
	Mueller Water Products, Inc. Class B	821,479	5,405,332
	NACCO Industries, Inc. Class A	142,820	8,799,140
*	Nashua Corp.	78,041	533,800
*	National Patent Development Corp.	230,265	345,398
	National Technical Systems, Inc.	143,083	610,249
* #	NCI Building Systems, Inc.	291,956	5,433,301
*	North America Galvanizing & Coatings, Inc.	14,446	53,017
*	On Assignment, Inc.	191,982	1,247,883
*	P.A.M. Transportation Services, Inc.	89,303	775,150
	Pacer International, Inc.	67,377	760,686
*	Paragon Technologies, Inc.	9,306	36,712
*	Park-Ohio Holdings Corp.	106,789	810,529
*	Patrick Industries, Inc.	143,324	275,182
*	Pemco Aviation Group Inc	10,158	27,325
*	Perini Corp.	15,084	286,898
*	PGT, Inc.	81,061	167,796
* #	PHH Corp.	977,561	7,879,142
*	Pike Electric Corp.	185,205	1,620,544
* #	Pinnacle Airlines Corp.	65,304	178,280
* #	Plug Power, Inc.	526,873	516,336
* #	PMFG, Inc.	14,620	158,773
	Portec Rail Products, Inc.	81,543	548,784
* #	Power-One, Inc.	1,049,301	1,164,724
#	Preformed Line Products Co.	61,140	2,445,600
*	PRG-Schultz International, Inc.	112,819	478,353
* #	Protection One, Inc.	22,005	161,737
	Providence & Worcester Railroad Co.	66,522	931,308
*	Quality Distribution, Inc.	228,615	466,375
* #	Quanta Services, Inc.	453,963	8,970,309
	Quixote Corp.	45,875	294,518
*	RBC Bearings, Inc.	57,049	1,353,773
*	RCM Technologies, Inc.	123,033	140,258
#	Regal-Beloit Corp.	979,413	31,889,687
*	Republic Airways Holdings, Inc.	1,682,318	25,150,654
*	Resources Connection, Inc.	10,100	175,134
*	Rush Enterprises, Inc. Class A	863,003	8,086,338
*	Rush Enterprises, Inc. Class B	332,468	3,547,434
*	Saia, Inc.	346,986	3,681,521
	Schawk, Inc.	129,763	1,703,788

28

* #	School Specialty, Inc.	591,995	12,431,895
	Servidyne, Inc.	21,203	82,268
	Servotronics, Inc.	7,660	45,194
*	SIFCO Industries, Inc.	67,021	382,020
#	SkyWest, Inc.	550,832	8,488,321
*	SL Industries, Inc.	5,146	54,548
*	SPACEHAB, Inc.	8,254	2,971
*	Sparton Corp.	310,745	630,812
*	Spherion Corp.	1,016,596	3,232,775
	Standard Register Co.	263,829	2,144,930
	Standex International Corp.	314,340	8,113,115
*	Sterling Construction Co., Inc.	52,241	690,104
	Supreme Industries, Inc.	98,565	142,919
	Sypris Solutions, Inc.	275,157	255,896
#	TAL International Group, Inc.	26,200	433,872
* #	Taleo Corp. Class A	172,282	2,377,492
* #	Taser International, Inc.	735,280	3,683,753
*	TeamStaff, Inc.	9,762	18,548
	Tech/Ops Sevcon, Inc.	4,241	20,357
	Technology Research Corp.	100,707	171,202
	Tecumseh Products Co. Class A	439,770	8,144,540
*	Tecumseh Products Co. Class B	52,532	872,031
*	TeleTech Holdings, Inc.	126,681	1,145,196
*	The Advisory Board Co.	68,845	1,697,029
* #	The GEO Group, Inc.	27,800	490,948
	Thomas Group, Inc.	45,972	47,811
	Todd Shipyards Corp.	105,961	1,324,513
*	Trailer Bridge, Inc.	103,961	467,825
* #	TRC Companies, Inc.	344,030	622,694
	Tredegar Industries, Inc.	1,297,386	19,097,522
* #	Trex Co., Inc.	728	11,874
#	Trinity Industries, Inc.	1,524,225	25,728,918
#	Triumph Group, Inc.	459,880	20,170,337
*	TrueBlue, Inc.	239,359	1,993,860
*	Tufco Technologies, Inc.	34,772	119,963
	Twin Disc, Inc.	22,980	178,095
*	U.S. Home Systems, Inc.	106,855	226,533
*	Ultralife Corp.	104,265	906,063
* #	United Rentals, Inc.	1,734,595	17,779,599
#	Universal Forest Products, Inc.	507,779	12,008,973
*	Universal Security Instruments, Inc.	30,409	95,788
*	Universal Truckload Services, Inc.	47,194	721,124
* #	UQM Technologies, Inc.	301,963	664,319
*	US Airways Group, Inc.	81,500	826,410
*	USA Truck, Inc.	305,128	4,506,741
* #	Valence Technology, Inc.	4,800	11,040
	Valpey Fisher Corp.	15,889	31,778
*	Versar, Inc.	45,230	171,874
	Viad Corp.	245,159	5,356,724
	Vicor Corp.	247,691	1,731,360
*	Volt Information Sciences, Inc.	319,549	2,444,550
	VSE Corp.	22,182	727,348
#	Wabash National Corp.	494,996	3,009,576
#	Watts Water Technologies, Inc.	909,616	24,041,151
*	WCA Waste Corp.	524,788	1,705,561

29

#	Werner Enterprises, Inc.	2,808,495	55,102,672
* #	WESCO International, Inc.	76,364	1,518,116
*	Willdan Group, Inc.	15,995	35,269
*	Willis Lease Finance Corp.	235,035	2,994,346
* #	YRC Worldwide, Inc.	607,657	2,783,069
Total Industrials			954,843,308

Information Technology — (14.6%)
*	3Com Corp.	1,161,171	3,169,997
* #	Access Integrated Technologies, Inc.	269,560	320,776
*	ACI Worldwide, Inc.	110,455	1,513,234
*	Acme Packet, Inc.	62,432	295,928
*	Acorn Factor, Inc.	172,475	386,344
*	Actel Corp.	927,241	11,210,344
*	ActivIdentity Corp.	739,453	1,478,906
*	Actuate Corp.	53,966	153,263
*	Adaptec, Inc.	5,228,328	16,782,933
* #	ADC Telecommunications, Inc.	294,112	1,864,670
*	ADDvantage Technologies Group, Inc.	84,295	171,119
*	Adept Technology, Inc.	8,444	48,300
*	Advanced Analogic Technologies, Inc.	518,878	1,561,823
*	Advanced Energy Industries, Inc.	48,763	520,301
* #	Advanced Photonix, Inc.	32,581	39,097
*	Aehr Test Systems	56,846	155,758
*	Aetrium, Inc.	178,073	389,980
#	Agilysys, Inc.	552,954	2,222,875
* ●	Allen Organ Co. Escrow	4,900	44,529
*	Allied Motion Technologies, Inc.	44,400	130,092
* #	American Commercial Lines, Inc.	250,680	1,862,552
	American Software, Inc. Class A	18,844	85,740
*	Amkor Technology, Inc.	39,192	159,120
*	Amtech Systems, Inc.	34,914	223,799
* #	Anadigics, Inc.	598,450	1,053,272
*	Analysts International Corp.	252,655	217,283
*	Anaren, Inc.	556,881	6,933,168
*	Applied Micro Circuits Corp.	7	36
*	Ariba, Inc.	69,883	747,748
*	Arris Group, Inc.	2,841,059	19,631,718
*	Art Technology Group, Inc.	86,381	168,443
*	Aruba Networks, Inc.	146,794	456,529
*	Aspen Technology, Inc.	326,227	2,554,357
*	Astea International, Inc.	12,900	43,731
	Astro-Med, Inc.	88,815	627,034
*	ATMI, Inc.	183,803	2,235,044
*	Authentidate Holding Corp.	2,900	1,102
*	Autobytel, Inc.	625,122	487,595
* #	Avanex Corp.	129,746	402,213
* #	Avid Technology, Inc.	759,441	11,262,510
*	Aviza Technology, Inc.	58,425	8,764
* #	Avocent Corp.	772,347	11,600,652
#	AVX Corp.	179,500	1,619,090
*	Aware, Inc.	681,603	1,533,607
*	Axcelis Technologies, Inc.	2,274,285	1,000,685
*	AXT, Inc.	317,739	505,205
	Bel Fuse, Inc. Class A	1,998	41,598

30

	Bel Fuse, Inc. Class B	34,342	745,221
* #	Bell Microproducts, Inc.	938,970	845,073
*	Benchmark Electronics, Inc.	2,841,081	34,064,561
*	BigBand Networks, Inc.	184,167	681,418
	Black Box Corp.	490,438	14,914,220
	Blackbaud, Inc.	82,580	1,255,216
*	Blonder Tongue Laboratories, Inc.	8,764	7,450
*	Blue Coat Systems, Inc.	10,428	140,778
	Bogen Communications International, Inc.	43,800	179,580
*	Bookham, Inc.	324,204	175,070
*	Borland Software Corp.	1,122,197	1,683,296
*	Bottomline Technologies, Inc.	147,417	1,161,646
*	Brightpoint, Inc.	71,578	412,289
*	Brooks Automation, Inc.	3,131,877	21,453,357
*	BSQUARE Corp.	9,436	26,798
*	Cabot Microelectronics Corp.	17,724	509,211
*	CalAmp Corp.	397,546	310,086
*	California Micro Devices Corp.	745,104	1,765,896
*	Callidus Software, Inc.	257,692	870,999
*	CallWave, Inc.	195,277	212,852
*	Captaris, Inc.	641,918	3,055,530
*	Cascade Microtech, Inc.	26,412	84,518
*	Catapult Communications Corp.	204,677	873,971
* #	Cavium Networks, Inc.	101,559	1,293,862
*	CEVA, Inc.	370,739	3,151,282
*	Checkpoint Systems, Inc.	5,600	70,616
*	Chordiant Software, Inc.	414,818	1,377,196
*	Chyron International Corp.	51,176	109,517
*	Ciber, Inc.	2,122,374	11,460,820
* #	Ciena Corp.	116,077	1,115,500
*	Cirrus Logic, Inc.	300,217	1,723,246
*	Clarus Corp.	371,800	1,859,000
*	Clearfield, Inc.	77,789	73,900
* #	Cogent, Inc.	124,601	1,138,853
#	Cognex Corp.	67,000	1,073,340
*	Coherent, Inc.	1,102,339	27,889,177
	Cohu, Inc.	672,339	9,506,873
*	Comarco, Inc.	10,221	11,601
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	114,634	917,072
*	CommVault Systems, Inc.	26,773	286,471
*	Computer Task Group, Inc.	207,875	1,037,296
*	Concurrent Computer Corp.	94,333	346,202
*	Conexant Systems, Inc.	12,273	19,023
* #	Convera Corp.	506,158	167,032
*	Convergys Corp.	775,747	5,965,494
*	CPI International, Inc.	148,235	1,461,597
*	Cray, Inc.	10,717	33,651
*	CSP, Inc.	112,898	420,545
#	CTS Corp.	1,387,709	9,700,086
*	CyberOptics Corp.	269,508	2,085,992
*	Cymer, Inc.	28,100	687,607
*	Data I/O Corp.	80,182	228,519
*	Datalink Corp.	63,365	195,164
	Dataram Corp.	75,871	97,115

31

*	DDi Corp.	384,192	1,721,180
*	DealerTrack Holdings, Inc.	74,322	797,475
*	Digi International, Inc.	714,872	7,320,289
* #	Digimarc Corp.	101,390	1,013,900
*	Digital Angel Corp.	108,285	22,740
*	Diodes, Inc.	66,749	659,480
*	Ditech Networks, Inc.	685,602	569,050
*	Dot Hill Systems Corp.	753,086	896,172
*	Double-Take Software, Inc.	59,267	438,576
*	DSP Group, Inc.	179,790	1,132,677
*	Dycom Industries, Inc.	113,746	1,010,064
*	Dynamics Research Corp.	84,242	648,663
*	Easylink Services International Corp.	48,700	103,731
*	Echelon Corp.	53,240	432,841
*	EDCI Holdings, Inc.	122,643	386,325
*	EDGAR Online, Inc.	211,983	315,855
*	Edgewater Technology, Inc.	155,304	333,904
*	EFJohnson Technologies, Inc.	508,819	966,756
*	Electro Scientific Industries, Inc.	1,199,372	10,038,744
* #	Electroglas, Inc.	361,725	238,739
*	Electronics for Imaging, Inc.	417,325	4,423,645
* #	Elixir Gaming Technologies, Inc.	549,870	76,982
*	eLoyalty Corp.	94,478	307,054
* #	EMCORE Corp.	93,441	332,650
*	EMS Technologies, Inc.	273,209	5,710,068
*	Emulex Corp.	75,100	713,450
*	En Pointe Technologies, Inc.	38,700	38,700
*	Endwave Corp.	329,391	1,086,990
*	Entorian Technologies, Inc.	459,682	234,438
*	Entrust, Inc.	549,848	769,787
* #	EPIQ Systems, Inc.	123,495	1,678,297
*	ePlus, Inc.	271,104	2,293,540
*	Euronet Worldwide, Inc.	238,147	2,838,712
*	Evans & Sutherland Computer Corp.	180,550	147,148
* #	Exar Corp.	824,988	5,510,920
*	Extreme Networks, Inc.	1,937,792	3,565,537
#	Fair Isaac Corp.	79,973	1,246,779
*	Fairchild Semiconductor Corp. Class A	1,137,266	6,459,671
* #	FalconStor Software, Inc.	424,247	1,276,983
*	Faro Technologies, Inc.	16,634	252,338
*	FEI Co.	2,004	42,104
* #	Finisar Corp.	986,159	601,557
*	Forgent Networks, Inc.	153,102	27,543
* #	FormFactor, Inc.	41,953	730,821
*	FortuNet, Inc.	4,304	17,603
	Frequency Electronics, Inc.	118,242	509,623
*	FSI International, Inc.	785,888	385,085
*	Gerber Scientific, Inc.	396,213	1,893,898
	Gevity HR, Inc.	357,890	1,220,405
*	Giga-Tronics, Inc.	14,300	13,156
*	Globecomm Systems, Inc.	170,207	1,341,231
*	Glu Mobile, Inc.	4,334	3,857
*	Goldleaf Financial Solutions, Inc.	226,229	214,918
*	GSI Technology, Inc.	3,700	12,950
*	GTSI Corp.	237,469	1,379,695

32

*	Guidance Software, Inc.	81,037	230,955
*	Hackett Group, Inc.	353	1,052
*	Halifax Corp.	11,571	7,810
*	Harris Stratex Networks, Inc. Class A	398,397	2,641,372
*	Hauppauge Digital, Inc.	130,387	147,337
*	hi/fn, inc.	203,612	539,572
*	Hittite Microwave Corp.	26,974	883,938
* #	Hughes Communications, Inc.	36,938	600,243
* #	Hutchinson Technology, Inc.	432,238	2,956,508
*	Hypercom Corp.	812,432	1,584,242
*	I.D. Systems, Inc.	135,879	737,823
* #	iBasis, Inc.	493,464	1,090,555
* #	iGo, Inc.	373,705	381,179
*	Ikanos Communications, Inc.	199,994	301,991
*	I-many, Inc.	353,800	63,684
#	Imation Corp.	1,524,867	18,786,361
	Imergent, Inc.	149,825	1,093,723
*	Immersion Corp.	5,951	30,826
*	InFocus Corp.	686,096	610,625
	infoGROUP, Inc.	414,012	1,846,494
	InfoSpace, Inc.	581,034	4,979,461
*	Innodata Isogen, Inc.	213,393	349,965
* #	Insight Enterprises, Inc.	602,987	5,867,064
*	InsWeb Corp.	22,666	67,771
*	Integrated Device Technology, Inc.	1,857,968	11,816,676
*	Integrated Silicon Solution, Inc.	367,354	664,911
*	Intelli-Check, Inc.	159,451	366,737
*	Intelligent Systems Corp.	29,047	49,380
*	Intelligroup, Inc.	70,500	118,440
*	Interactive Intelligence, Inc.	31,776	233,554
* #	Internap Network Services Corp.	608,794	1,741,151
*	International Rectifier Corp.	289,951	4,476,843
* #	Internet Brands, Inc.	98,800	641,212
*	Internet Capital Group, Inc.	1,072,331	6,133,733
*	Interphase Corp.	86,887	191,151
*	Interwoven, Inc.	935,944	11,802,254
*	Intest Corp.	19,032	14,845
*	Intevac, Inc.	103,024	801,527
*	IntriCon Corp.	47,900	251,475
*	INX, Inc.	9,660	55,255
*	iPass, Inc.	396,852	754,019
*	iPCS, Inc.	75,687	1,235,212
*	Iteris, Inc.	113,567	169,215
*	Ixia	46,600	310,356
	IXYS Corp.	251,192	1,994,464
*	Jaco Electronics, Inc.	60,959	54,254
*	JDA Software Group, Inc.	12,547	179,171
*	Jupitermedia Corp.	39,780	22,472
	Keithley Instruments, Inc.	221,769	942,518
* #	Kemet Corp.	2,792,773	1,647,736
*	Key Tronic Corp.	365,738	577,866
*	Keynote Systems, Inc.	440,972	4,321,526
*	Kopin Corp.	343,519	796,964
*	Kowabunga!, Inc.	869,756	121,766
*	Kratos Defense & Security Solutions, Inc.	1,327,414	1,964,573

33

*	Kulicke & Soffa Industries, Inc.	672,013	1,975,718
*	KVH Industries, Inc.	71,358	418,158
* #	L-1 Identity Solutions, Inc.	389,895	3,197,139
*	Lantronix, Inc.	124,204	62,102
*	LaserCard Corp.	89,475	460,796
*	Lattice Semiconductor Corp.	1,822,195	3,425,727
*	Leadis Technolgies, Inc.	11,963	8,015
* #	LeCroy Corp.	187,030	929,539
* #	LightPath Technologies, Inc.	30,600	24,786
*	Lionbridge Technologies, Inc.	1,064,190	1,851,691
*	Littlefuse, Inc.	11,256	210,037
*	Logic Devices, Inc.	90,700	78,002
*	LogicVision, Inc.	56,300	29,276
*	Logility, Inc.	15,670	83,051
*	LoJack Corp.	223,429	976,385
*	LookSmart, Ltd.	544,441	941,883
*	Loral Space & Communications, Inc.	129,042	1,483,983
*	LTX-Credence Corp.	641,275	397,591
* #	Luna Innovations, Inc.	43,397	114,134
*	Macrovision Solutions Corp.	89,666	993,499
*	Magma Design Automation, Inc.	484,604	1,264,816
*	Management Network Group, Inc.	126,598	107,608
*	Manhattan Associates, Inc.	2,068	34,763
#	Marchex, Inc. Class B	358,770	2,755,354
*	Mastech Holdings, Inc.	44,797	69,435
*	Mattson Technology, Inc.	748,605	1,961,345
*	Maxwell Technologies, Inc.	52,119	472,719
*	MDI, Inc.	38,660	13,531
* #	Mechanical Technology, Inc.	42,488	50,561
	MedQuist, Inc.	119,652	467,839
* #	Mentor Graphics Corp.	117,959	865,819
*	Mercury Computer Systems, Inc.	321,898	2,311,228
*	Merix Corp.	332,256	189,386
	Methode Electronics, Inc.	1,173,034	8,903,328
	Micrel, Inc.	52,584	386,492
*	MicroStrategy, Inc.	7,340	288,976
*	Microtune, Inc.	670,837	1,677,093
* #	Midway Games, Inc.	428,485	381,352
* #	Mindspeed Technologies, Inc.	277,651	402,594
*	MIPS Technologies, Inc.	162,213	452,574
*	MIVA, Inc.	436,585	170,268
*	MKS Instruments, Inc.	2,124,394	39,407,509
*	ModusLink Global Solutions, Inc.	544,911	3,029,705
*	MoSys, Inc.	242,165	920,227
*	MPS Group, Inc.	3,486,300	27,158,277
* #	MRV Communications, Inc.	272,657	201,739
*	MSC.Software Corp.	234,683	2,018,274
*	MTM Technologies, Inc.	386	467
*	Multi-Fineline Electronix, Inc.	124,491	1,454,055
*	Nanometrics, Inc.	246,719	303,464
*	Napco Security Systems, Inc.	49,049	100,060
*	NETGEAR, Inc.	185,206	2,046,526
* #	Network Equipment Technologies, Inc.	362,449	989,486
*	Newport Corp.	1,732,785	12,458,724
	NIC, Inc.	11,605	62,319

34

*	NMS Communications Corp.	40,414	4,890
* #	Novatel Wireless, Inc.	380,594	1,982,895
*	Nu Horizons Electronics Corp.	282,311	530,745
*	NumereX Corp. Class A	106,241	456,836
* #	NYFIX, Inc.	462,231	716,458
	O.I. Corp.	57,459	520,579
*	Oculus Innovative Sciences, Inc.	51,373	49,832
* #	Omniture, Inc.	116,025	1,334,288
*	OmniVision Technologies, Inc.	1,191,642	9,640,384
*	Omtool, Ltd.	52,214	65,268
* #	ON Semiconductor Corp.	339,503	1,734,860
* #	On2 Technologies, Inc.	453,100	122,337
*	Online Resources Corp.	173,278	606,473
*	Onvia, Inc.	41,155	139,927
	Openwave Systems, Inc.	557,164	417,873
*	Oplink Communications, Inc.	650,656	5,283,327
*	OPNET Technologies, Inc.	2,200	27,786
*	Opnext, Inc.	10,419	41,676
*	Optelecom-NKF, Inc.	8,825	45,140
*	OPTi, Inc.	164,800	280,160
*	Optical Cable Corp.	115,787	531,462
* #	Orbcomm, Inc.	658,304	1,974,912
*	OSI Systems, Inc.	227,334	2,614,341
*	Overland Storage, Inc.	182,669	49,321
* #	OYO Geospace Corp.	25,521	731,687
* #	Palm, Inc.	2,080,009	8,299,236
*	PAR Technology Corp.	106,572	527,531
	Park Electrochemical Corp.	5,865	126,801
* #	ParkerVision, Inc.	178,602	894,796
*	PC Connection, Inc.	897,789	5,422,646
	PC-Tel, Inc.	638,185	3,746,146
*	PDF Solutions, Inc.	336,011	1,008,033
	Pegasystems, Inc.	86,664	1,133,565
*	Perceptron, Inc.	140,988	597,789
* #	Perficient, Inc.	208,538	1,144,874
*	Performance Technologies, Inc.	159,581	496,297
*	Pericom Semiconductor Corp.	361,514	2,819,809
*	Perot Systems Corp.	68,322	983,154
*	Pervasive Software, Inc.	583,326	2,420,803
*	Phoenix Technologies, Ltd.	12,281	54,282
*	Photronics, Inc.	1,304,161	899,871
*	Physicians Formula Holdings, Inc.	15,747	55,587
*	Pinnacle Data Systems, Inc.	5,400	3,510
*	Pixelworks, Inc.	24,660	26,140
* #	Planar Systems, Inc.	259,633	519,266
* #	PlanetOut, Inc.	19,912	31,859
*	PLATO Learning, Inc.	277,077	476,572
*	Plexus Corp.	32,000	597,120
*	PLX Technology, Inc.	340,234	1,170,405
* #	Powerwave Technologies, Inc.	1,688,988	1,604,539
*	Presstek, Inc.	293,869	1,228,372
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	QAD, Inc.	142,548	726,995
	Qualstar Corp.	70,083	154,883
*	Quantum Corp.	762,084	221,004

35

*	QuickLogic Corp.	280,437	272,024
* #	Rackable Systems, Inc.	879,079	6,267,833
*	Radiant Systems, Inc.	115,601	609,217
*	RadiSys Corp.	362,958	2,312,042
*	RAE Systems, Inc.	700,543	987,766
* #	Rambus, Inc.	182,900	1,673,535
*	Ramtron International Corp.	20,157	47,167
*	RealNetworks, Inc.	1,280,880	5,482,166
*	Relm Wireless Corp.	138,333	92,683
#	Renaissance Learning, Inc.	345,475	4,712,279
	RF Industries, Ltd.	600	2,700
* #	RF Micro Devices, Inc.	3,893,544	7,748,153
*	RF Monolithics, Inc.	41,140	21,804
	Richardson Electronics, Ltd.	453,381	2,275,973
*	RightNow Technologies, Inc.	403,506	2,655,069
*	Rimage Corp.	27,806	409,860
*	Rogers Corp.	6,700	201,670
*	Rudolph Technologies, Inc.	502,812	1,684,420
*	S1 Corp.	1,299,824	8,149,896
*	Saba Software, Inc.	361,385	592,671
*	Safeguard Scientifics, Inc.	2,444,468	1,931,130
* #	SatCon Technology Corp.	94,200	147,894
* #	SAVVIS, Inc.	55,586	478,040
*	Scientific Learning Corp.	101,552	237,632
*	SCM Microsystems, Inc.	378,413	753,042
*	SeaChange International, Inc.	877,447	6,703,695
*	Secure Computing Corp.	2,132,854	12,071,954
*	Selectica, Inc.	712,856	762,756
*	Semitool, Inc.	182,023	1,075,756
*	Semtech Corp.	92,241	1,117,961
*	SI International, Inc.	350,417	10,092,010
* #	Sigma Designs, Inc.	4,500	49,905
*	Sigmatron International, Inc.	16,500	55,110
*	Silicon Image, Inc.	430,045	1,965,306
*	Silicon Storage Technology, Inc.	3,778,252	11,901,494
* #	SiRF Technology Holdings, Inc.	87,224	81,991
* #	Skyworks Solutions, Inc.	5,636,470	40,188,031
*	SM&A	215,126	1,183,193
* #	Smith Micro Software, Inc.	212,035	1,325,219
*	Soapstone Networks, Inc.	132,594	381,871
* #	Sonic Solutions, Inc.	335,336	684,085
*	SonicWALL, Inc.	1,712,108	7,670,244
* #	Sonus Networks, Inc.	689,370	1,523,508
*	SourceForge, Inc.	873,569	925,983
*	Spansion, Inc.	14,888	9,231
*	Spectrum Control, Inc.	223,052	1,389,614
*	SRS Labs, Inc.	89,689	458,311
	StarTek, Inc.	105,482	349,145
*	SumTotal Systems, Inc.	63,279	203,126
*	Sunair Electronics, Inc.	14,271	29,256
*	Sunrise Telecom, Inc.	132,300	48,951
*	SupportSoft, Inc.	1,020,272	2,550,680
*	Switch and Data Facilities Co.	182,841	1,722,362
*	Sycamore Networks, Inc.	6,557,032	21,900,487
*	Symmetricom, Inc.	355,106	1,580,222

36

*	Synchronoss Technologies, Inc.	65,309	507,451
* #	SYNNEX Corp.	1,057,645	16,319,462
*	Tech Data Corp.	823,746	17,669,352
*	Technical Communications Corp.	6,200	28,210
	Technitrol, Inc.	171,492	989,509
*	Technology Solutions Co.	35,343	90,655
*	TechTeam Global, Inc.	198,159	1,159,230
* #	Telkonet, Inc.	308,357	70,922
*	Tellabs, Inc.	411,144	1,743,251
*	Telular Corp.	286,285	429,428
*	Teradyne, Inc.	205,935	1,050,269
* #	Terremark Worldwide, Inc.	277,087	1,249,662
*	Tessco Technologies, Inc.	33,192	364,116
* #	Tessera Technologies, Inc.	124,645	2,153,866
* #	The Knot, Inc.	257,627	1,777,626
	TheStreet.com, Inc.	65,215	256,947
*	THQ, Inc.	120,434	897,233
*	Tier Technologies, Inc. Class B	580,312	3,470,266
*	TII Network Technologies, Inc.	92,005	61,643
*	Tollgrade Communications, Inc.	219,564	966,082
* #	Track Data Corp.	65,391	106,260
*	Transact Technologies, Inc.	1,859	13,013
*	Transcat, Inc.	58,700	469,013
*	Trans-Lux Corp.	4,683	6,650
* #	Transwitch Corp.	19,672	8,262
* #	Travelzoo, Inc.	193,259	854,205
*	Trident Microsystems, Inc.	219,440	397,186
	Trio-Tech International	35,820	80,595
*	Triquint Semiconductor, Inc.	3,700,385	16,577,725
	TSR, Inc.	2,290	4,580
*	TTM Technologies, Inc.	188,190	1,347,440
*	Ulticom, Inc.	208,419	1,193,199
*	Ultra Clean Holdings, Inc.	250,047	755,142
*	Ultratech, Inc.	63,910	963,763
* #	Unisys Corp.	567,717	862,930
	United Online, Inc.	22,938	169,741
* #	Universal Display Corp.	8,629	93,366
* #	UTStarcom, Inc.	837,260	1,992,679
*	ValueClick, Inc.	157,979	1,169,045
*	Veeco Instruments, Inc.	349,413	2,704,457
*	Vicon Industries, Inc.	102,175	480,223
*	Vignette Corp.	455,612	3,699,569
*	Virage Logic Corp.	307,718	1,390,885
*	Vishay Intertechnology, Inc.	44,590	192,183
	Wayside Technology Group, Inc.	19,735	113,674
*	Web.com Group, Inc.	128,646	631,652
*	Westell Technologies, Inc.	43,626	13,825
*	White Electronics Designs Corp.	840,948	3,355,383
*	Wind River Systems, Inc.	26,100	228,114
*	Winland Electronics, Inc.	15,294	8,412
*	Wireless Ronin Technologies, Inc.	151,690	236,636
*	Wireless Telecom Group, Inc.	255,573	150,788
*	WPCS International, Inc.	23,311	69,933
* #	X-Rite, Inc.	400,026	1,288,084
*	ZILOG, Inc.	7,584	21,539

37

* #	Zix Corp.	441,476	790,242
*	Zones, Inc.	163,038	1,322,238
*	Zoran Corp.	691,758	5,630,910
*	Zygo Corp.	534,211	4,588,872
Total Information Technology			939,037,774

Materials — (4.2%)
	A. Schulman, Inc.	1,000,791	17,924,167
#	A.M. Castle & Co.	419,198	5,101,640
*	AEP Industries, Inc.	50,572	989,694
*	American Pacific Corp.	134,331	1,551,523
#	American Vanguard Corp.	185,865	2,719,205
* #	Amerigon, Inc.	179,866	863,357
* #	Arrowhead Research Corp.	110,730	135,091
*	Brush Engineered Materials, Inc.	141,433	1,735,383
*	Buckeye Technologies, Inc.	837,896	4,935,207
*	Bway Holding Co.	35,383	264,665
#	Cabot Corp.	4,814	127,330
	Calgon Carbon Corp.	7,252	96,597
*	Caraustar Industries, Inc.	682,115	246,244
	Chesapeake Corp.	110,440	5,080
* #	Coeur d’Alene Mines Corp.	1,619,497	1,166,038
*	Continental Materials Corp.	10,304	186,760
*	Core Molding Technologies, Inc.	99,118	322,134
*	Detrex Corp.	12,700	66,675
#	Eagle Materials, Inc.	82,080	1,453,637
	Empire Resources, Inc.	128,023	294,453
	Ferro Corp.	549,704	8,509,418
* #	Flotek Industries, Inc.	229,527	1,136,159
	Friedman Industries, Inc.	105,727	544,494
#	General Maritime Corp.	189,057	2,864,214
* #	General Moly, Inc.	517,370	1,029,566
#	Georgia Gulf Corp.	383,594	882,266
#	Gibraltar Industries, Inc.	708,975	9,393,919
* #	Graphic Packaging Holding Co.	6,215,796	11,499,223
*	H&E Equipment Services, Inc.	153,171	873,075
*	Haynes International, Inc.	55,858	1,413,766
* #	Headwaters, Inc.	1,331,110	14,109,766
*	Hecla Mining Co.	222,000	552,780
* #	ICO, Inc.	157,628	704,597
*	Impreso, Inc.	6,400	17,920
	Innophos Holdings, Inc.	25,167	673,217
*	ION Geophysical Corp.	5,500	36,080
#	Kaiser Aluminum Corp.	201,870	6,774,757
	KMG Chemicals, Inc.	95,859	388,229
	Koppers Holdings, Inc.	107,490	2,557,187
	Kronos Worldwide, Inc.	43,739	555,485
*	Landec Corp.	3,306	30,911
*	LSB Industries, Inc.	211,268	1,736,623
*	Material Sciences Corp.	216,679	1,068,227
* #	Maxxam, Inc.	53,466	721,791
* #	Metalico, Inc.	197,035	630,512
#	Minerals Technologies, Inc.	273,799	15,540,831
* #	Mines Management, Inc.	274,903	197,930
*	Mod-Pac Corp.	23,262	68,623

38

	Myers Industries, Inc.	358,112	3,785,244
*	Nanophase Technologies Corp.	231,622	324,271
	Neenah Paper, Inc.	83,171	751,034
#	NL Industries, Inc.	304,607	4,197,484
	NN, Inc.	504,296	3,635,974
*	Northern Technologies International Corp.	5,316	55,021
* #	Northwest Pipe Co.	222,842	6,402,251
*	OMNOVA Solutions, Inc.	534,856	657,873
	P.H. Glatfelter Co.	1,344,000	13,856,640
	Penford Corp.	104,811	1,348,918
*	PolyOne Corp.	3,910,837	18,576,476
	Quaker Chemical Corp.	585	11,191
*	Rock of Ages Corp.	57,681	173,043
	Rock-Tenn Co. Class A	519,102	15,785,892
*	Rosetta Resources, Inc.	186,297	1,965,433
*	RTI International Metals, Inc.	12,800	202,112
	Schweitzer-Maudoit International, Inc.	323,744	5,413,000
	Sensient Technologies Corp.	721,277	18,197,819
*	Solitario Exploration & Royalty Corp.	298	590
	Spartech Corp.	565,935	3,599,347
	Stepan Co.	36,539	1,309,192
* #	Stillwater Mining Co.	361,777	1,432,637
*	Symyx Technologies, Inc.	82,200	362,502
	Synalloy Corp.	1,286	9,645
#	Temple-Inland, Inc.	83,500	495,155
	Terra Industries, Inc.	69	1,517
#	Texas Industries, Inc.	7,200	227,736
*	U.S. Concrete, Inc.	607,079	1,912,299
* #	U.S. Energy Corp.	25,300	58,696
* #	U.S. Gold Corp.	279,759	195,831
*	Universal Stainless & Alloy Products, Inc.	21,444	395,213
	Valspar Corp.	65,193	1,333,197
	Vulcan International Corp.	11,100	610,500
*	W.R. Grace & Co.	102,476	923,309
	Wausau Paper Corp.	1,195,524	11,070,552
*	Webco Industries, Inc.	9,290	682,769
#	Westlake Chemical Corp.	1,245,569	22,706,723
*	Williams Industries, Inc.	3,400	5,338
	Worthington Industries, Inc.	83,400	1,006,638
* #	Zoltek Companies, Inc.	32,000	377,280
Total Materials			268,752,788

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	694,376
* ●	Noel Group, Inc.	95,400	1,240
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	18
Total Other			701,790

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	552,802	1,603,126
* #	Cbeyond, Inc.	63,817	767,080
* #	Centennial Communications Corp.	483,981	1,722,972

39

* #	Cincinnati Bell, Inc.	879,028	2,100,877
* #	Cogent Communications Group, Inc.	92,428	441,806
	Consolidated Communications Holdings, Inc.	138,502	1,426,571
	D&E Communications, Inc.	276,971	1,938,797
#	FairPoint Communications, Inc.	328,130	1,305,957
* #	FiberTower Corp.	738,082	538,800
*	General Communications, Inc. Class A	173,652	1,333,647
*	GoAmerica, Inc.	559	2,868
	Hickory Tech Corp.	22,096	138,100
* #	ICO Global Communications (Holdings), Ltd.	688,892	1,129,783
*	Nexstar Broadcasting Group, Inc.	100,175	119,208
*	Occam Networks, Inc.	39,098	109,865
*	PAETEC Holding Corp.	566,066	509,459
*	Point.360	123,641	161,970
*	Spark Networks, Inc.	13,627	41,154
	SureWest Communications	310,791	5,491,677
* #	Terrestar Corp.	85,137	68,961
* #	USA Mobility, Inc.	31,400	303,010
*	Xeta Corp.	64,791	110,145
Total Telecommunication Services			21,365,833

Utilities — (0.6%)
	Black Hills Corp.	6,659	168,140
*	Cadiz, Inc.	15,709	218,512
#	Connecticut Water Services, Inc.	181,374	4,806,411
	Delta Natural Gas Co., Inc.	23,758	583,734
#	Empire District Electric Co.	12	231
	Energy West, Inc.	2,306	19,140
*	Maine & Maritimes Corp.	42,871	1,414,743
	New Jersey Resources Corp.	196,596	7,321,235
#	PNM Resources, Inc.	139,971	1,364,717
	SJW Corp.	2,803	77,923
#	South Jersey Industries, Inc.	570,304	19,430,257
	Unitil Corp.	80,771	1,938,504
Total Utilities			37,343,547

TOTAL COMMON STOCKS			5,377,368,792

RIGHTS/WARRANTS — (0.0%)
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
* ●	Federal-Mogul Corp. Warrants 12/27/14	62,197	13,061
*	Lantronix, Inc. Warrants 2008	599	300
TOTAL RIGHTS/WARRANTS			13,361

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $102,925,000 FNMA 5.00%, 08/25/18, valued at $106,194,565) to be repurchased at $104,630,195	$104,622	104,622,000

40

		Shares
SECURITIES LENDING COLLATERAL — (15.0%)
§ @	DFA Short Term Investment Fund LP	883,621,350	883,621,350
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $96,893,468 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 07/01/33 to 10/01/38 & U.S. Treasury STRIP 1.710%(y), 11/15/09 & 4.810%(y), 08/15/18, valued at $71,913,412) to be repurchased at $70,034,901	$70,034	70,033,515

TOTAL SECURITIES LENDING COLLATERAL			963,654,865

TOTAL INVESTMENTS - (100.0%) (Cost $7,857,832,882)			$6,445,659,018

See accompanying Notes to Financial Statements.

41

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (79.7%)
Consumer Discretionary — (13.8%)
*	1-800-FLOWERS.COM, Inc.	45,694	$244,463
*	4Kids Entertainment, Inc.	249,889	1,321,913
* #	99 Cents Only Stores	145,265	1,772,233
*	A.C. Moore Arts & Crafts, Inc.	234,857	652,902
	Aaron Rents, Inc.	120,700	2,992,153
	Aaron Rents, Inc. Class A	15,475	317,237
* #	AbitibiBowater, Inc.	80,238	156,464
*	Acme Communications, Inc.	282,503	141,251
	Acme United Corp.	7,700	79,310
* #	Aeropostale, Inc.	114,875	2,781,124
	Aldila, Inc.	71,403	307,033
*	Alloy, Inc.	4,723	23,709
	Ambassadors Group, Inc.	35,359	369,148
	AMCON Distributing Co.	2,269	41,750
* #	AMDL, Inc.	4,474	4,385
#	American Axle & Manufacturing Holdings, Inc.	1,125,583	4,040,843
*	American Biltrite, Inc.	3,955	16,413
	American Greetings Corp. Class A	50,900	594,512
* #	America’s Car-Mart, Inc.	30,685	501,086
	Ameristar Casinos, Inc.	45,500	419,055
*	AnnTaylor Stores Corp.	37,000	465,090
#	Arbitron, Inc.	82,399	2,684,559
#	Arctic Cat, Inc.	99,171	751,716
	Ark Restaurants Corp.	12,675	158,311
#	ArvinMeritor, Inc.	194,200	1,149,664
	Asbury Automotive Group, Inc.	662,502	2,153,131
*	Ashworth, Inc.	39,618	72,501
*	ATC Technology Corp.	59,678	1,308,739
*	Audiovox Corp. Class A	302,693	1,782,862
*	Avatar Holdings, Inc.	55,193	1,873,802
*	Bakers Footwear Group, Inc.	24,144	29,697
*	Ballantyne of Omaha, Inc.	2	4
*	Bally Technologies, Inc.	62,076	1,374,983
#	Barnes & Noble, Inc.	113,110	2,135,517
*	Barry (R.G.) Corp.	17,238	88,948
	Bassett Furniture Industries, Inc.	189,722	836,674
	Beasley Broadcast Group, Inc.	81,005	120,697
	Beazer Homes USA, Inc.	16,519	52,365
	Belo Corp.	38,160	126,310
	Belo Corp. Class A	173,800	370,194
*	Benihana, Inc.	1,375	3,877
*	Big Lots, Inc.	74	1,808
*	Birks & Mayors, Inc.	1,765	1,324
*	BJ’s Restaurants, Inc.	24,222	215,334

1

#	Blockbuster, Inc. Class A	1,588,572	2,414,629
*	Blockbuster, Inc. Class B	144,416	125,642
* #	Blue Nile, Inc.	29,400	899,052
*	Bluegreen Corp.	83,365	404,320
	Bob Evans Farms, Inc.	96,838	2,021,977
#	Bon-Ton Stores, Inc.	167,795	375,861
	Borders Group, Inc.	31,476	106,704
	Bowl America, Inc. Class A	6,128	65,263
	Brinker International, Inc.	95,306	886,346
*	Broadview Institute, Inc.	200	245
#	Brookfield Homes Corp.	42,900	392,964
	Brown Shoe Company, Inc.	247,900	2,612,866
#	Brunswick Corp.	149,600	519,112
#	Buckle, Inc.	124,650	3,283,281
* #	Buffalo Wild Wings, Inc.	35,184	995,004
* #	Cabela’s, Inc.	174,904	1,390,487
*	Cache, Inc.	7,600	27,284
* #	California Coastal Communities, Inc.	138,138	175,435
*	California Pizza Kitchen, Inc.	53,568	523,359
	Callaway Golf Co.	199,200	2,083,632
	Canterbury Park Holding Corp.	10,475	72,277
* #	Capella Education Co.	15,567	737,876
* #	Career Education Corp.	133,733	2,114,319
	Carmike Cinemas, Inc.	243,916	524,419
*	Carriage Services, Inc.	207,167	493,057
*	Casual Male Retail Group, Inc.	29,100	55,290
*	Catalina Lighting, Inc.	1,760	1,778
	Cato Corp. Class A	72,850	1,130,632
*	Cavalier Homes, Inc.	272,605	433,442
*	Cavco Industries, Inc.	18,266	621,592
* #	CEC Entertainment, Inc.	92,577	2,377,377
	Centex Corp.	38,500	471,625
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	16,493
*	Charlotte Russe Holding, Inc.	26,700	225,615
* #	Charming Shoppes, Inc.	293,386	322,725
* #	Charter Communications, Inc.	542,325	238,623
* #	Cheesecake Factory, Inc.	27,000	237,600
#	Cherokee, Inc.	5,200	107,380
*	Chico’s FAS, Inc.	14,800	50,320
#	Choice Hotels International, Inc.	106,600	2,914,444
#	Christopher & Banks Corp.	18,813	98,204
*	Chromcraft Revington, Inc.	22,839	10,278
	Churchill Downs, Inc.	39,193	1,488,550
	Cinemark Holdings, Inc.	98,747	818,613
#	Citadel Broadcasting Co.	294,681	88,404
	CKE Restaurants, Inc.	105,300	893,997
	Coachmen Industries, Inc.	296,545	320,269
	Coast Distribution System, Inc.	49,630	109,186
*	Coinstar, Inc.	75,816	1,818,826
*	Coldwater Creek, Inc.	88,716	318,490
	Collectors Universe, Inc.	118,099	438,148
#	Columbia Sportswear Co.	66,931	2,467,746
* #	Comstock Homebuilding Companies, Inc.	4,766	1,430
*	Concord Camera Corp.	113,476	224,683

2

* #	Conn’s, Inc.	66,784	904,923
#	Cooper Tire & Rubber Co.	1,248,791	9,528,275
* #	Corinthian Colleges, Inc.	244,698	3,494,287
* #	Cosi, Inc.	4,600	5,336
* #	Cost Plus, Inc.	193,245	328,516
	Courier Corp.	3,639	63,364
*	Cox Radio, Inc.	97,400	530,830
	Craftmade International, Inc.	15,198	29,028
* #	Crown Media Holdings, Inc.	53,132	165,241
	CSS Industries, Inc.	28,400	630,480
*	Culp, Inc.	34,401	98,731
*	Cumulus Media, Inc. Class A	965,108	1,013,363
*	Cybex International, Inc.	400	792
*	Daily Journal Corp.	200	7,740
* #	Deckers Outdoor Corp.	35,900	3,046,474
	Decorator Industries, Inc.	19,872	25,337
*	DEI Holdings, Inc.	3,799	874
*	dELiA*s, Inc.	1	2
*	Delta Apparel, Inc.	14,180	86,498
*	DG FastChannel, Inc.	44,850	794,293
*	Diedrich Coffee, Inc.	20,802	21,842
#	Dillards, Inc. Class A	127,478	679,458
#	DineEquity, Inc.	157,760	2,844,413
*	Dixie Group, Inc.	114,811	470,725
*	Domino’s Pizza, Inc.	43,600	259,420
*	Dorman Products, Inc.	43,000	483,750
	Dover Downs Gaming & Entertainment, Inc.	43,715	223,821
	Dover Motorsports, Inc.	58,912	126,072
* #	Drew Industries, Inc.	44,400	537,240
* #	DSW, Inc.	25,900	334,887
*	Duckwall-ALCO Stores, Inc.	4,953	63,844
	E.W. Scripps Co.	21,925	101,951
* #	Eddie Bauer Holdings, Inc.	10,000	34,300
	Educational Development Corp.	8,057	33,678
*	Einstein Noah Restaurant Group, Inc.	2,372	19,023
*	ELXSI Corp.	1,800	3,375
*	Emerson Radio Corp.	210,200	121,916
	Emmis Communications Corp. Class A	89,399	58,109
* #	Empire Resorts, Inc.	40,593	99,453
	Entercom Communications Corp.	93,000	64,170
*	Entravision Communications Corp.	181,517	343,067
* #	Escala Group, Inc.	80,070	188,164
	Escalade, Inc.	41,465	56,392
#	Ethan Allen Interiors, Inc.	91,334	1,633,965
*	Famous Dave’s of America, Inc.	14,125	59,184
	Federal Screw Works	1,562	5,857
	Finish Line, Inc. Class A	613,086	5,867,233
	Fisher Communications, Inc.	14,040	518,076
*	Flanigan’s Enterprises, Inc.	5,680	25,560
	Flexsteel Industries, Inc.	14,686	119,397
	Foot Locker, Inc.	59	863
	Footstar, Inc.	22,800	67,260
*	Fountain Powerboat Industries, Inc.	8,975	4,218
*	Franklin Covey Co.	121,017	617,187
*	Franklin Electronic Publishers, Inc.	73,984	94,330

3

*	Frederick’s of Hollywood Group	1	—
#	Fred’s, Inc.	90,750	1,111,687
	Frisch’s Restaurants, Inc.	8,700	148,770
* #	Fuel Systems Solutions, Inc.	43,201	1,229,068
#	Furniture Brands International, Inc.	1,071,088	6,094,491
*	Gaiam, Inc.	4,800	39,360
*	GameTech International, Inc.	12,400	29,264
*	Gaming Partners International Corp.	900	6,111
* #	Gander Mountain Co.	328,023	665,887
* #	Gaylord Entertainment Co.	5,584	119,553
*	Genesco, Inc.	66,700	1,654,827
* #	Gentek, Inc.	14,800	266,400
	Gentex Corp.	33,770	323,854
*	G-III Apparel Group, Ltd.	48,139	664,800
*	Gottschalks, Inc.	42,902	30,031
#	Gray Television, Inc.	93,363	46,681
	Gray Television, Inc. Class A	27,139	40,708
*	Great Wolf Resorts, Inc.	266,148	503,020
#	Group 1 Automotive, Inc.	440,812	4,430,161
* #	GSI Commerce, Inc.	109,431	1,132,611
* #	Gymboree Corp.	83,700	2,164,482
*	Hampshire Group, Ltd.	8,000	38,800
#	Handleman Co.	56,645	73,072
*	Harris Interactive, Inc.	1,025,110	1,189,128
*	Hartmarx Corp.	571,474	337,170
*	Hastings Entertainment, Inc.	45,834	207,628
	Haverty Furniture Co., Inc.	43,700	430,008
	Haverty Furniture Co., Inc. Class A	1,600	15,968
*	Hawk Corp.	21,800	315,010
*	Hayes Lemmerz International, Inc.	1,102,106	1,465,801
#	Hearst-Argyle Television, Inc.	49,760	745,405
*	Heelys, Inc.	6,600	23,166
*	Helen of Troy, Ltd.	48,460	871,795
* #	Hibbett Sporting Goods, Inc.	84,355	1,502,363
	Hooker Furniture Corp.	24,488	223,086
*	Hot Topic, Inc.	70,700	458,136
*	Hovnanian Enterprises, Inc. Class A	4,160	17,846
* #	Iconix Brand Group, Inc.	88,397	962,643
*	ILX Resorts, Inc.	55,379	68,670
*	Image Entertainment, Inc.	69,502	53,517
*	Infosonics Corp.	41,850	17,577
*	Insignia Systems, Inc.	16,051	27,608
	Interface, Inc. Class A	99,506	701,517
#	International Speedway Corp. Class A	18,101	568,190
*	Interstate Hotels & Resorts, Inc.	432,085	423,443
* #	iRobot Corp.	60,239	621,666
	J. Alexander’s Corp.	16,782	81,393
*	Jack in the Box, Inc.	113,631	2,283,983
*	Jaclyn, Inc.	2,235	10,113
*	JAKKS Pacific, Inc.	69,875	1,563,104
*	Jarden Corp.	117,464	2,090,859
*	Jo-Ann Stores, Inc.	90,254	1,729,267
	Johnson Outdoors, Inc.	13,358	111,673
	Jones Apparel Group, Inc.	144,360	1,603,840
* #	Jos. A. Bank Clothiers, Inc.	50,250	1,279,867

4

	Journal Communications, Inc. Class A	219,123	547,807
#	KB HOME	120,400	2,009,476
	Kenneth Cole Productions, Inc. Class A	8,350	110,888
	Kimball International, Inc. Class B	430,073	3,204,044
*	Knology, Inc.	9,100	44,044
	Koss Corp.	10,553	126,108
	KSW, Inc.	19,682	93,293
	K-Swiss, Inc. Class A	38,700	585,531
	LaCrosse Footwear, Inc.	11,922	170,485
*	Lakeland Industries, Inc.	13,418	133,241
*	Lakes Entertainment, Inc.	27,650	118,895
#	Landry’s Restaurants, Inc.	58,000	727,900
*	Lazare Kaplan International, Inc.	9,600	69,120
#	La-Z-Boy, Inc.	1,020,700	5,899,646
*	LeapFrog Enterprises, Inc.	70,836	478,143
*	Lear Corp.	84,700	170,247
#	Lee Enterprises, Inc.	557,531	1,393,827
#	Lennar Corp. Class A	111,100	859,914
	Lennar Corp. Class B	4,229	24,951
	Liberty Homes, Inc. Class A	200	305
*	Liberty Media Holding Corp. Capital Class A	171,778	1,169,808
*	Liberty Media Holding Corp. Capital Class B	1,993	14,868
#	Lifetime Brands, Inc.	176,050	862,645
*	LIN TV Corp.	553,216	945,999
*	Lincoln Educational Services	46,865	677,668
#	Lithia Motors, Inc. Class A	269,192	1,103,687
*	Live Nation, Inc.	180,626	2,032,042
	Liz Claiborne, Inc.	118,203	963,354
* #	LKQ Corp.	147	1,682
*	Lodgian, Inc.	423,834	2,161,553
*	LOUD Technologies, Inc.	2,380	2,380
*	Luby’s, Inc.	272,804	1,320,371
*	Lumber Liquidators, Inc.	14,361	119,627
	M/I Homes, Inc.	31,200	424,632
*	Mace Security International, Inc.	38,900	33,843
*	Magna Entertainment Corp.	460	869
*	Maidenform Brands, Inc.	33,700	370,026
	Marine Products Corp.	101,173	626,261
* #	MarineMax, Inc.	378,609	878,373
*	Martha Stewart Living Omnimedia, Inc.	16,460	86,086
#	Matthews International Corp. Class A	90,967	4,059,857
*	McCormick & Schmick’s Seafood Restaurants, Inc.	25,905	126,675
	McRae Industries, Inc. Class A	2,500	38,750
	MDC Holdings, Inc.	68,433	2,301,402
*	Meade Instruments Corp.	366,466	62,299
#	Media General, Inc. Class A	555,071	4,235,192
*	Mediacom Communications Corp.	56,541	251,042
	Meredith Corp.	19,600	379,652
*	Meritage Homes Corp.	50,500	693,365
*	Midas, Inc.	12,100	157,663
	Modine Manufacturing Co.	740,935	5,482,919
	Monaco Coach Corp.	564,804	1,242,569
*	Monarch Casino & Resort, Inc.	12,100	107,811
	Monro Muffler Brake, Inc.	58,634	1,262,390
*	Morgan’s Foods, Inc.	800	1,700

5

*	Morton’s Restaurant Group, Inc.	73,927	255,787
*	Mothers Work, Inc.	12,600	110,628
	Movado Group, Inc.	53,700	816,777
*	Multimedia Games, Inc.	382,103	1,153,951
*	Nathan’s Famous, Inc.	18,305	287,755
*	National Lampoon, Inc.	14,900	11,920
	National Presto Industries, Inc.	12,419	822,759
#	Nautilus Group, Inc.	257,665	628,703
*	Navarre Corp.	59,110	54,381
* #	Netflix, Inc.	195,382	4,837,658
*	New Motion, Inc.	132,564	235,964
*	New York & Co., Inc.	103,700	292,434
*	Nobel Learning Communities, Inc.	16,425	222,066
	Nobility Homes, Inc.	11,983	140,081
#	Nutri/System, Inc.	10,400	147,160
	OfficeMax, Inc.	61,500	495,075
#	Orleans Homebuilders, Inc.	167,706	514,857
	O’Charleys, Inc.	440,132	3,300,990
*	Outdoor Channel Holdings, Inc.	44,000	352,000
*	Overstock.com, Inc.	44,800	555,968
	Oxford Industries, Inc.	245,668	3,309,148
*	P & F Industries, Inc. Class A	9,766	13,477
* #	P.F. Chang’s China Bistro, Inc.	65,836	1,347,005
* #	Palm Harbor Homes, Inc.	316,073	2,718,228
* #	Panera Bread Co.	56,325	2,541,384
*	Papa John’s International, Inc.	86,762	1,957,351
*	PC Mall, Inc.	40,500	181,440
#	Penske Automotive Group, Inc.	163,631	1,340,138
*	Perfumania Holdings, Inc.	2,175	9,613
*	Perry Ellis International, Inc.	87,377	855,421
*	PetMed Express, Inc.	65,365	1,154,346
#	Phillips-Van Heusen Corp.	58,200	1,426,482
*	Phoenix Footwear Group, Inc.	125,161	50,690
	Pier 1 Imports, Inc.	878,520	1,212,358
* #	Pinnacle Entertainment, Inc.	120,400	674,240
#	Polaris Industries, Inc.	75,800	2,552,186
*	Pomeroy IT Solutions, Inc.	239,503	622,708
#	Pool Corp.	71,711	1,248,489
#	Pre-Paid Legal Services, Inc.	39,650	1,565,382
	PRIMEDIA, Inc.	28	35
* #	Princeton Review, Inc.	101,356	564,553
*	Progressive Gaming International Corp.	7,129	2,353
*	Proliance International, Inc.	222,417	133,450
*	QEP Co., Inc.	10,314	36,821
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	94,347
*	Radio One, Inc. Class D	1,226,141	97,969
#	RadioShack Corp.	16,394	207,548
*	RC2 Corp.	344,107	4,370,159
	RCN Corp.	272,915	1,760,302
*	Reading International, Inc. Class A	19,849	109,566
*	Reading International, Inc. Class B	2,710	16,721
*	Red Lion Hotels Corp.	58,900	163,153
*	Regent Communications, Inc.	757,833	219,772
	Regis Corp.	100	1,237
*	Rent-A-Center, Inc.	120,845	1,764,337

6

*	Rentrak Corp.	31,013	351,998
*	Retail Ventures, Inc.	5,400	11,124
*	Rex Stores Corp.	22,800	202,464
*	Riviera Holdings Corp.	10,000	42,900
*	Rockford Corp.	25,270	24,765
* #	Rocky Brands, Inc.	104,964	435,601
*	Rubio’s Restaurants, Inc.	16,095	70,496
	Ruby Tuesday, Inc.	336,297	810,476
	Russ Berrie & Co., Inc.	212,324	573,275
#	Ryland Group, Inc.	94,636	1,778,210
*	S&K Famous Brands, Inc.	2,100	2,625
*	Saga Communications, Inc. Class A	59,825	320,064
	Salem Communications Corp.	141,441	148,513
* #	Sally Beauty Holdings, Inc.	253,828	1,289,446
	Sauer-Danfoss, Inc.	98,300	1,007,575
*	Schieb (Earl), Inc.	2,200	3,025
	Scholastic Corp.	114,133	2,119,450
	Shiloh Industries, Inc.	239,912	1,201,959
*	Shoe Carnival, Inc.	31,379	439,620
*	Shuffle Master, Inc.	37,382	144,295
*	Silverleaf Resorts, Inc.	13,823	13,132
	Sinclair Broadcast Group, Inc. Class A	661,747	2,137,443
* #	Six Flags, Inc.	142,451	44,160
*	Skechers U.S.A., Inc. Class A	43,600	592,088
	Skyline Corp.	55,229	1,194,051
*	Smith & Wesson Holding Corp.	74,600	171,580
	Sonic Automotive, Inc.	87,400	448,362
* #	Source Interlink Companies, Inc.	81,111	30,011
*	Spanish Broadcasting System, Inc.	469,252	107,928
#	Spartan Motors, Inc.	3,376	15,496
	Speedway Motorsports, Inc.	82,930	1,322,733
*	Sport Chalet, Inc. Class A	28,974	45,489
*	Sport Chalet, Inc. Class B	4,108	7,805
	Sport Supply Group, Inc.	29,400	236,082
*	Sport-Haley, Inc.	2,900	2,160
	Stage Stores, Inc.	891,446	6,873,049
*	Stamps.com, Inc.	52,923	516,528
	Standard Motor Products, Inc.	373,949	1,574,325
	Standard Pacific Corp.	137,600	392,160
	Stanley Furniture, Inc.	10,388	102,218
	Star Buffet, Inc.	2,700	11,313
*	Steinway Musical Instruments, Inc.	19,700	438,522
*	Steven Madden, Ltd.	52,200	1,136,916
#	Stewart Enterprises, Inc.	247,399	1,279,053
*	Stoneridge, Inc.	12,659	72,030
	Strattec Security Corp.	11,272	241,897
	Sturm Ruger & Co., Inc.	60,400	431,860
#	Superior Industries International, Inc.	431,867	6,175,698
	Superior Uniform Group, Inc.	7,900	78,921
*	Syms Corp.	31,527	331,033
#	Systemax, Inc.	103,968	1,472,187
#	Talbots, Inc.	111,971	1,098,436
	Tandy Brand Accessories, Inc.	14,300	34,463
*	Tarrant Apparel Group	43,535	21,767
*	Tenneco Automotive, Inc.	52,400	257,284

7

* #	Texas Roadhouse, Inc.	121,648	853,969
*	The Children’s Place Retail Stores, Inc.	56,163	1,877,529
*	The Dress Barn, Inc.	143,004	1,367,118
*	The Hallwood Group, Inc.	856	28,676
	The Marcus Corp.	58,300	817,949
	The Men’s Wearhouse, Inc.	80,800	1,235,432
#	The New York Times Co. Class A	88,200	882,000
	The Pep Boys - Manny, Moe & Jack	784,377	3,780,697
*	The Sports Club Co., Inc.	19,000	19,190
* #	The Steak n Shake Co.	450,830	2,321,774
* #	The Walking Co Holdings, Inc.	3,500	12,530
*	The Wet Seal, Inc. Class A	114,989	338,068
* #	thinkorswim Group, Inc.	113,701	909,608
#	Thor Industries, Inc.	84,678	1,515,736
*	Timberland Co. Class A	164,100	1,985,610
*	TiVo, Inc.	244,259	1,678,059
* #	Tractor Supply Co.	69,356	2,882,435
*	Trans World Entertainment Corp.	483,836	1,161,206
* #	True Religion Apparel, Inc.	63,307	1,060,392
* #	Trump Entertainment Resorts, Inc.	73,649	49,345
*	TRW Automotive Holdings Corp.	51,200	323,584
*	Tuesday Morning Corp.	107,105	239,915
	Tupperware Corp.	132,100	3,342,130
* #	Under Armour, Inc. Class A	41,700	1,084,200
* #	Unifi, Inc.	546,515	2,623,272
	Unifirst Corp.	37,926	1,237,525
*	Universal Electronics, Inc.	40,253	850,546
*	Universal Technical Institute, Inc.	320	5,280
* #	Vail Resorts, Inc.	21,300	708,438
	Value Line, Inc.	23,611	910,204
*	ValueVision Media, Inc. Class A	297,918	205,563
	Virco Manufacturing Corp.	31,531	86,395
	Visteon Corp.	1,456,060	1,004,681
*	Voyager Learning Co.	72,800	109,200
*	Warnaco Group, Inc.	133,817	3,989,085
#	Warner Music Group Corp.	299,043	1,238,038
*	Waxman Industries, Inc.	600	2,520
*	Wells-Gardner Electronics Corp.	31,549	20,507
*	West Marine, Inc.	352,865	2,233,635
	Weyco Group, Inc.	20,150	560,170
*	Williams Controls, Inc.	10,571	126,852
*	Winmark Corp.	17,587	264,333
#	Winnebago Industries, Inc.	38,830	230,650
* #	WisdomTree Investments, Inc.	4,500	6,525
* #	WMS Industries, Inc.	143,494	3,587,350
	Wolverine World Wide, Inc.	146,900	3,452,150
*	Woodbridge Holdings Corp.	19,516	15,027
#	World Wrestling Entertainment, Inc.	63,500	904,240
*	WPT Enterprises, Inc.	13,243	5,033
* #	Xanadoo Co.	170	51,000
	Xerium Technologies, Inc.	70,095	272,670
* #	Zale Corp.	7,500	127,950
Total Consumer Discretionary			350,842,224

8

Consumer Staples — (3.5%)
#	Alico, Inc.	20,330	800,799
*	Alliance One International, Inc.	561,478	1,875,337
#	American Italian Pasta Co.	50,159	639,527
#	Andersons, Inc.	50,510	1,345,081
	Arden Group, Inc. Class A	1,204	180,600
* #	Boston Beer Co., Inc. Class A	26,900	1,016,551
*	Bridgford Foods Corp.	2,353	9,412
*	Cagle’s, Inc. Class A	4,012	13,240
#	Calavo Growers, Inc.	41,933	425,620
#	Cal-Maine Foods, Inc.	59,265	1,741,798
* #	Caribou Coffee Co.	8,406	14,963
	Casey’s General Stores, Inc.	137,677	4,157,845
	CCA Industries, Inc.	10,016	45,072
*	Central Garden & Pet Co.	449,549	1,519,476
*	Central Garden & Pet Co. Class A	784,946	2,496,128
* #	Chattem, Inc.	54,784	4,145,505
#	Chiquita Brands International, Inc.	130,396	1,779,905
#	Coca-Cola Bottling Co.	22,254	983,182
* #	Collective Brands, Inc.	84,600	1,082,034
*	Craft Brewers Alliance, Inc.	13,697	38,215
*	Darling International, Inc.	221,100	1,667,094
	Del Monte Foods Co.	261,415	1,649,529
	Diamond Foods, Inc.	37,486	1,095,716
* #	Elizabeth Arden, Inc.	75,700	1,308,853
	Farmer Brothers Co.	30,456	730,944
#	Flowers Foods, Inc.	5	148
	GateHouse Media, Inc.	18,941	1,610
*	Glacier Water Services, Inc.	3,500	164,500
	Golden Enterprises, Inc.	16,785	36,088
#	Great Atlantic & Pacific Tea, Inc.	37,501	310,133
* #	Green Mountain Coffee, Inc.	62,866	1,822,485
	Griffin Land & Nurseries, Inc. Class A	4,271	130,992
* #	Hain Celestial Group, Inc.	107,495	2,498,184
*	IGI Labratories, Inc.	934	794
	Imperial Sugar Co.	22,420	265,453
	Ingles Market, Inc. Class A	34,159	637,407
#	Inter Parfums, Inc.	82,622	963,373
	J & J Snack Foods Corp.	50,617	1,587,349
*	Katy Industries, Inc.	11,399	14,249
	Lancaster Colony Corp.	86,132	2,716,603
#	Lance, Inc.	84,474	1,747,767
* #	Lifeway Foods, Inc.	53,714	537,140
#	Mannatech, Inc.	32,000	128,320
*	Maui Land & Pineapple Co., Inc.	19,728	305,784
*	Medifast, Inc.	18,800	101,520
*	Monterey Pasta Co.	14,200	22,436
#	Nash-Finch Co.	35,040	1,381,627
*	National Beverage Corp.	126,279	1,156,716
*	Natural Alternatives International, Inc.	20,009	125,657
* #	Natural Health Trends Corp.	3,248	1,364
	Nature’s Sunshine Products, Inc.	35,884	283,484
*	NBTY, Inc.	9,000	210,330
#	Nu Skin Enterprises, Inc. Class A	180,500	2,326,645
	Oil-Dri Corp. of America	20,032	331,530
*	Omega Protein Corp.	39,323	290,204

9

*	Orchids Paper Products Co.	3,500	24,325
*	Overhill Farms, Inc.	6,000	26,700
*	Pantry, Inc.	39,900	878,598
*	Parlux Fragrances, Inc.	60,346	194,918
* #	Peet’s Coffee & Tea, Inc.	37,657	845,776
#	Pilgrim’s Pride Corp.	118,500	130,350
*	Pizza Inn, Inc.	8,932	23,000
*	Prestige Brands Holdings, Inc.	162,939	1,125,908
	PriceSmart, Inc.	79,468	1,184,073
	Ralcorp Holdings, Inc.	17	1,151
	Reliv’ International, Inc.	29,422	154,171
*	Revlon, Inc.	10,828	128,745
	Rocky Mountain Chocolate Factory, Inc.	5,275	37,241
#	Ruddick Corp.	127,092	3,639,915
	Sanderson Farms, Inc.	54,500	1,701,490
* #	Sanfilippo (John B.) & Son, Inc.	114,307	824,153
*	Scheid Vineyards, Inc.	440	13,134
*	Schiff Nutrition International, Inc.	48,477	285,530
	Seaboard Corp.	1,690	2,264,600
*	Seneca Foods Corp. Class A	1,100	17,897
*	Seneca Foods Corp. Class B	1,800	32,139
* #	Smart Balance, Inc.	77,196	552,723
#	Spartan Stores, Inc.	57,276	1,545,879
* #	Star Scientific, Inc.	147,695	469,670
	Stephan Co.	3,400	9,350
	Tasty Baking Co.	135,726	594,480
*	Tofutti Brands, Inc.	19,440	39,852
#	Tootsie Roll Industries, Inc.	101,298	2,519,281
*	TreeHouse Foods, Inc.	57,252	1,732,446
* #	United Natural Foods, Inc.	109,213	2,439,818
	United-Guardian, Inc.	7,500	67,650
#	Universal Corp.	69,300	2,743,587
* #	USANA Health Services, Inc.	51,660	1,959,980
#	Vector Group, Ltd.	166,282	2,835,108
	Village Super Market, Inc.	9,820	482,555
	WD-40 Co.	46,789	1,361,560
	Weis Markets, Inc.	71,503	2,319,557
*	Winn-Dixie Stores, Inc.	87,452	1,313,529
*	Zapata Corp.	28,092	175,575
Total Consumer Staples			87,558,732

Energy — (3.4%)
*	Abraxas Petroleum Corp.	118,900	261,580
	Adams Resources & Energy, Inc.	15,874	295,256
*	Allis-Chalmers Energy, Inc.	381,456	2,578,643
* #	Arena Resources, Inc.	83,200	2,535,936
	Atlas America, Inc.	132,293	3,030,833
* #	ATP Oil & Gas Corp.	44,100	530,964
*	Aventine Renewable Energy Holdings, Inc.	135,486	264,198
	Barnwell Industries, Inc.	22,706	145,318
	Berry Petroleum Corp. Class A	114,400	2,665,520
*	Bolt Technology Corp.	25,100	203,561
*	Boots & Coots International Well Control, Inc.	190,500	327,660
* #	BPZ Resources, Inc.	120,844	1,196,356
*	Brigham Exploration Co.	129,613	1,016,166

10

* #	Bristow Group, Inc.	65,100	1,612,527
*	Bronco Drilling Co., Inc.	456,849	3,526,874
*	Cal Dive International, Inc.	32,400	275,724
*	Callon Petroleum Co.	45,262	467,104
#	CARBO Ceramics, Inc.	66,655	2,884,162
*	Carrizo Oil & Gas, Inc.	67,796	1,585,748
*	Catalytica Energy Systems, Inc.	2,699	4,534
	CKX Lands, Inc.	3,400	39,559
*	Clayton Williams Energy, Inc.	31,976	1,548,598
*	Comstock Resources, Inc.	4,300	212,506
*	Contango Oil & Gas Co.	43,550	2,395,250
*	CREDO Petroleum Corp.	4,941	43,234
* #	Crusader Energy Group, Inc.	19,400	38,800
*	Dawson Geophysical Co.	19,100	468,523
* #	Delta Petroleum Corp.	77,615	729,581
*	Dril-Quip, Inc.	116,400	2,875,080
* #	Edge Petroleum Corp.	58,793	34,688
*	Encore Acquisition Co.	759	23,643
*	Evolution Petroleum Corp.	11,393	18,571
*	EXCO Resources, Inc.	51,467	472,982
* #	FX Energy, Inc.	31,400	153,546
*	Geokinetics, Inc.	14,126	80,518
*	Geomet, Inc.	151,509	446,952
* #	GMX Resources, Inc.	22,500	849,375
* #	Goodrich Petroleum Corp.	78,900	2,190,264
* #	Grey Wolf, Inc.	517,400	3,321,708
	Gulf Island Fabrication, Inc.	37,151	732,246
*	Gulfmark Offshore, Inc.	62,114	2,298,218
* #	Harvest Natural Resources, Inc.	107,300	910,977
*	HKN, Inc.	57,493	300,113
* #	Hornbeck Offshore Services, Inc.	69,700	1,658,860
	Houston American Energy Corp.	92,016	367,144
* #	James River Coal Co.	42,697	820,636
*	Key Energy Group, Inc.	88,700	549,940
	Lufkin Industries, Inc.	40,012	2,093,428
*	Mariner Energy, Inc.	114,400	1,646,216
*	Matrix Service Co.	79,194	970,126
*	McMoran Exploration Co.	49,210	698,290
*	Meridian Resource Corp.	1,816,929	2,162,146
*	Mexco Energy Corp.	300	3,840
*	Mitcham Industries, Inc.	18,100	98,826
*	NATCO Group, Inc. Class A	46,400	980,896
* #	National Coal Corp.	61,920	265,637
*	Natural Gas Services Group	28,989	384,104
*	Newpark Resources, Inc.	237,600	1,366,200
* #	OMNI Energy Services Corp.	17,600	39,600
	Panhandle Royalty Co.	13,856	346,400
*	Parallel Petroleum Corp.	63,800	255,838
*	Parker Drilling Co.	214,900	1,100,288
	Penn Virginia Corp.	56,100	2,085,237
*	Petroleum Development Corp.	40,733	843,580
* #	PetroQuest Energy, Inc.	126,700	1,260,665
*	PHI, Inc. Non-Voting	32,500	681,850
*	PHI, Inc. Voting	200	4,660
* #	Royale Energy, Inc.	10,018	35,464

11

#	RPC, Inc.	277,500	2,938,725
* #	SEACOR Holdings, Inc.	16,686	1,120,799
	St. Mary Land & Exploration Co.	700	17,423
*	Stone Energy Corp.	39,229	1,190,208
* #	Superior Well Services, Inc.	4,700	78,725
*	Swift Energy Corp.	79,800	2,559,984
*	Syntroleum Corp.	140,860	135,226
* #	Teton Energy Corp.	47,886	72,308
* #	TETRA Technologies, Inc.	118,300	823,368
*	TGC Industries, Inc.	14,819	33,343
* #	Toreador Resources Corp.	4,900	36,260
* #	Transmeridian Exploration, Inc.	224,500	47,123
* #	Trico Marine Services, Inc.	261,150	2,350,350
* #	Tri-Valley Corp.	9,400	44,650
*	Union Drilling, Inc.	127,167	696,875
#	USEC, Inc.	1,349,307	5,572,638
* #	VAALCO Energy, Inc.	157,200	833,160
*	VeraSun Energy Corp.	282,588	144,120
* #	Verenium Corp.	1,034	1,055
	World Fuel Services Corp.	61,388	1,315,545
Total Energy			86,325,352

Financials — (14.2%)
*	1st Constitution Bancorp	1,424	13,371
	1st Source Corp.	56,624	1,215,151
	21st Century Holding Co.	80,884	438,391
	Abigail Adams National Bancorp, Inc.	3,363	13,452
	Abington Bancorp, Inc.	43,274	447,886
	Access National Corp.	9,471	55,358
	Advanta Corp. Class A	223,100	528,747
#	Advanta Corp. Class B	7,191	32,503
	Affirmative Insurance Holdings, Inc.	84,487	100,540
	Alliance Bancorp, Inc. of Pennsylvania	2,151	17,208
	Alliance Financial Corp.	2,155	49,565
*	Alphatec Holdings, Inc.	99,103	389,475
*	AmComp, Inc.	29,400	356,916
	Amcore Financial, Inc.	180,694	840,227
	Ameriana Bancorp	2,912	21,476
	American Bancorp of New Jersey, Inc.	26,364	237,276
	American Equity Investment Life Holding Co.	1,022,703	4,622,618
*	American Independence Corp.	8,100	27,945
	American National Bankshares, Inc.	2,855	42,111
	American Physicians Capital, Inc.	30,560	1,250,210
	American Physicians Services Group, Inc.	100	1,960
	American River Bankshares	2,815	30,120
*	American Spectrum Realty, Inc.	1,226	34,634
#	American West Bancorporation	187,544	226,928
* #	AmeriCredit Corp.	137,500	805,750
	Ameris Bancorp	32,424	357,961
*	Amerisafe, Inc.	43,429	748,716
*	AmeriServe Financial, Inc.	299,665	737,176
	AmTrust Financial Services, Inc.	12,400	121,768
*	Argo Group International Holdings, Ltd.	36,998	1,180,236
	Arrow Financial Corp.	34,099	886,233
	ASB Financial Corp.	900	11,731

12

#	Asset Acceptance Capital Corp.	104,727	849,336
#	Astoria Financial Corp.	91,601	1,742,251
*	Atlantic American Corp.	21,640	24,670
	Atlantic Southern Financial Group, Inc.	2,100	23,100
	Auburn National Bancorporation, Inc.	300	6,600
	Baldwin & Lyons, Inc. Class A	900	14,400
	Baldwin & Lyons, Inc. Class B	28,641	520,980
#	BancFirst Corp.	42,644	2,149,258
*	Bancinsurance Corp.	5,600	25,900
	Bancorp Rhode Island, Inc.	8,678	210,181
	BancorpSouth, Inc.	82,300	1,997,421
	BancTrust Financial Group, Inc.	19,962	248,727
	Bank Mutual Corp.	82,790	954,569
	Bank of Commerce Holdings	1,500	8,160
*	Bank of Florida Corp.	103,141	629,160
	Bank of Granite Corp.	6	23
#	Bank of the Ozarks, Inc.	45,710	1,389,584
#	BankAtlantic Bancorp, Inc.	79,240	488,911
	BankFinancial Corp.	66,954	816,169
#	BankUnited Financial Corp. Class A	98,675	45,884
	Banner Corp.	152,493	1,947,336
	Bar Harbor Bankshares	7,163	193,043
	BCB Bancorp, Inc.	600	7,290
*	BCSB Bancorp, Inc.	1,200	10,884
	Benjamin Franklin Bancorp, Inc.	1,488	19,329
	Berkshire Bancorp, Inc.	8,669	55,308
	Berkshire Hills Bancorp, Inc.	24,569	639,531
	Beverly Hills Bancorp, Inc.	56,106	40,957
*	BFC Financial Corp.	57,988	24,935
*	BNCCORP, Inc.	3,900	24,375
*	BNS Holding, Inc.	4,020	28,140
*	Broadpoint Securities Group, Inc.	25,515	75,269
●	Brooke Corp.	24,581	3,407
	Brookline Bancorp, Inc.	165,293	1,933,928
#	Brooklyn Federal Bancorp, Inc.	4,900	71,050
#	Bryn Mawr Bank Corp.	16,132	341,837
	C&F Financial Corp.	337	6,568
	Cadence Financial Corp.	34,705	260,287
	California First National Bancorp	12,000	104,160
	Camco Financial Corp.	9,661	68,786
#	Camden National Corp.	25,818	755,176
	Capital Bank Corp.	2,560	20,224
	Capital City Bank Group, Inc.	43,890	1,228,920
	Capital Corp. of the West	2	5
	Capital Properties, Inc.	1,300	29,900
	Capital Southwest Corp.	1,200	122,400
#	Capitol Bancorp, Ltd.	8,185	83,814
	Cardinal Financial Corp.	75,486	471,033
	Carver Bancorp, Inc.	600	4,044
	Cascade Financial Corp.	16,389	113,904
#	Cash America International, Inc.	81,090	2,868,153
#	Cathay General Bancorp	100,236	2,453,777
	Center Bancorp, Inc.	32,555	332,061
	Center Financial Corp.	8,960	92,288
#	Centerstate Banks of Florida, Inc.	7,148	125,090

13

	Central Bancorp, Inc.	2,887	20,570
	Central Pacific Financial Corp.	83,200	1,297,920
	Central Virginia Bankshares, Inc.	317	2,843
	Centrue Financial Corp.	2,305	25,078
	Century Bancorp, Inc. Class A	3,684	60,786
	CFS Bancorp, Inc.	197,257	1,597,782
	Charter Financial Corp.	23,869	202,886
	Chemical Financial Corp.	67,063	1,761,745
*	Chicopee Bancorp, Inc.	2,529	31,107
	Citizens Community Bancorp, Inc.	1,095	6,471
	Citizens First Bancorp, Inc.	164,931	486,546
	Citizens First Corp.	400	2,184
	Citizens Holding Co.	300	5,748
#	Citizens Republic Bancorp, Inc.	196,249	578,935
	Citizens South Banking Corp.	700	4,725
* #	Citizens, Inc.	114,260	970,067
	City Holding Co.	47,630	1,992,839
#	Clifton Savings Bancorp, Inc.	33,058	360,332
*	CNA Surety Corp.	116,631	1,615,339
	CNB Financial Corp.	10,009	128,115
#	CoBiz Financial, Inc.	19,232	223,860
	Codorus Valley Bancorp, Inc.	767	7,781
#	Cohen & Steers, Inc.	102,500	1,862,425
	Colony Bankcorp, Inc.	10,672	93,380
	Columbia Banking System, Inc.	29,387	467,841
	Comm Bancorp, Inc.	832	31,658
*	Command Security Corp.	1,500	4,950
	Commercial National Financial Corp.	3,500	51,905
	Commonwealth Bankshares, Inc.	4,198	41,770
* #	Community Bancorp	53,537	172,389
	Community Bank System, Inc.	80,094	1,998,345
	Community Bankshares, Inc.	610	12,786
	Community Capital Corp.	8,552	76,968
	Community Central Bank Corp.	1,764	4,586
	Community Trust Bancorp, Inc.	41,448	1,383,534
#	Community West Bancshares	6,650	24,937
	Compass Diversified Holdings	60,108	733,318
* #	CompuCredit Corp.	442,269	1,141,054
*	Conseco, Inc.	58,860	109,480
	Consolidated-Tokoma Land Co.	4,600	169,740
	Cooperative Bankshares, Inc.	8,465	24,548
*	Core-Mark Holding Co., Inc.	20,257	400,481
#	Corus Bankshares, Inc.	552,732	1,216,010
*	Cowen Group, Inc.	127,175	899,127
*	Cowlitz Bancorporation	1,870	12,090
	Crawford & Co. Class A	41,456	319,626
#	Crawford & Co. Class B	24,520	355,540
#	CVB Financial Corp.	220,368	2,789,859
*	Dearborn Bancorp, Inc.	69,961	211,982
	Delphi Financial Group, Inc. Class A	88,175	1,388,756
	Dime Community Bancshares	99,903	1,668,380
*	Dollar Financial Corp.	45,053	523,966
	Donegal Group, Inc. Class A	53,259	872,382
	Donegal Group, Inc. Class B	5,380	87,963
* #	E*TRADE Financial Corp.	477,338	868,755

14

	East West Bancorp, Inc.	2	35
	Eastern Insurance Holdings, Inc.	17,229	161,780
	Eastern Virginia Bankshares, Inc.	500	5,245
	ECB Bancorp, Inc.	600	11,400
*	eHealth, Inc.	3,300	41,976
	EMC Insurance Group, Inc.	39,961	977,446
	Employers Holdings, Inc.	90,900	1,159,884
*	Encore Bancshares, Inc.	5,200	86,788
*	Encore Capital Group, Inc.	61,200	572,832
	Enterprise Bancorp, Inc.	1,242	15,997
	Epoch Holding Corp.	7,537	65,949
	ESB Financial Corp.	13,762	143,125
	ESSA Bancorp, Inc.	28,834	399,639
	Evans Bancorp, Inc.	2,311	38,825
	Evercore Partners, Inc. Class A	3,500	42,595
*	EZCORP, Inc. Class A	27,800	440,352
#	F.N.B. Corp.	236,709	3,100,888
#	Farmers Capital Bank Corp.	5,400	106,812
	FBL Financial Group, Inc. Class A	76,370	1,333,420
	Federal Agriculture Mortgage Corp. Class A	2,089	6,267
#	Federal Agriculture Mortgage Corp. Class C	144,230	836,534
* ●	Federal Trust Corp.	1	—
	Fidelity Bancorp, Inc.	1,096	11,398
	Fidelity Southern Corp.	10,201	35,196
#	Financial Federal Corp.	82,500	1,909,875
	Financial Institutions, Inc.	19,803	321,007
*	First Acceptance Corp.	5,700	17,385
	First Advantage Bancorp	1,500	14,970
	First Bancorp	41,331	723,292
	First Bancorp, Inc.	5,330	95,940
	First Bancshares, Inc.	1,345	20,915
	First Bancshares, Inc.	600	8,721
*	First Bank of Delaware	6,667	10,667
#	First Busey Corp.	69,886	1,302,675
	First Business Financial Services, Inc.	1,200	20,376
*	First California Financial Group, Inc.	770	5,013
* #	First Cash Financial Services, Inc.	93,362	1,434,974
	First Citizens BancShares, Inc.	4,307	658,626
#	First Commonwealth Financial Corp.	203,272	2,248,188
#	First Community Bancshares, Inc.	31,287	979,283
	First Defiance Financial Corp.	59,121	594,166
#	First Federal Bancshares of Arkansas, Inc.	9,239	80,564
	First Federal Bankshares, Inc.	4,862	12,836
	First Federal of Northern Michigan Bancorp, Inc.	34,974	96,178
	First Financial Bancorp	106,548	1,433,071
#	First Financial Bankshares, Inc.	56,606	3,067,479
	First Financial Corp.	34,887	1,475,022
	First Financial Holdings, Inc.	33,684	730,943
	First Financial Northwest, Inc.	3,603	29,437
	First Financial Service Corp.	5,202	94,416
	First Franklin Corp.	700	4,088
*	First Investors Financial Services Group, Inc.	5,300	22,074
*	First Keystone Financial, Inc.	2,200	19,745
	First M&F Corp.	8,514	80,968
* #	First Mariner Bancorp, Inc.	22,501	33,076

15

	First Merchants Corp.	50,501	1,111,527
*	First Mercury Financial Corp.	20,000	215,800
#	First Midwest Bancorp, Inc.	93,056	2,066,774
	First Niagara Financial Group, Inc.	305,149	4,812,200
	First Place Financial Corp.	291,312	2,001,313
* #	First Regional Bancorp	600	3,300
	First Security Group, Inc.	4,800	35,952
#	First South Bancorp, Inc.	9,671	135,878
	First State Bancorporation	168,501	623,454
	First State Financial Corp.	4,000	12,000
	First United Corp.	8,129	141,607
	Firstbank Corp.	9,682	88,882
*	FirstCity Financial Corp.	135,701	441,028
* #	FirstFed Financial Corp.	11,100	99,345
	FirstMerit Corp.	153,487	3,579,317
#	Flagstar Bancorp, Inc.	1,113,020	2,114,738
	Flushing Financial Corp.	58,494	909,582
	FNB United Corp.	30,609	196,816
*	Forestar Real Estate Group, Inc.	15,426	134,977
*	Fox Chase Bancorp, Inc.	8,874	105,601
*	FPIC Insurance Group, Inc.	24,346	1,089,727
* #	Franklin Bank Corp.	295,240	70,858
*	Franklin Credit Management Corp.	3,100	1,240
#	Fulton Financial Corp.	178,110	1,870,155
*	GAINSCO, INC.	1,100	1,331
#	GAMCO Investors, Inc.	20,800	791,856
#	Gateway Financial Holdings, Inc.	34,461	187,468
	German American Bancorp, Inc.	5,600	63,840
#	Glacier Bancorp, Inc.	146,098	2,946,797
*	Golfsmith International Holdings, Inc.	1,118	1,062
	Gouverneur Bancorp, Inc.	1,695	13,136
#	Great Southern Bancorp, Inc.	12,500	133,125
#	Greene Bancshares, Inc.	68,384	1,350,584
#	Greenhill & Co., Inc.	45,700	3,014,829
	GS Financial Corp.	1,313	20,338
*	Guaranty Bancorp	197,206	840,098
	Guaranty Federal Bancshares, Inc.	2,800	23,968
*	Hallmark Financial Services, Inc.	25,683	166,939
*	Hampden Bancorp, Inc.	200	1,970
#	Hancock Holding Co.	75,729	3,344,193
	Harleysville Group, Inc.	86,535	2,732,775
#	Harleysville National Corp.	74,348	1,031,207
	Harrington West Financial Group, Inc.	19,645	74,651
*	Harris & Harris Group, Inc.	2,800	14,000
	Hawthorn Bancshares, Inc.	600	11,772
#	Heartland Financial USA, Inc.	26,837	637,379
	Hercules Technology Growth Capital, Inc.	8,649	75,073
	Heritage Commerce Corp.	23,669	306,277
	Heritage Financial Corp.	18,862	230,305
	Heritage Financial Group	200	1,979
	HF Financial Corp.	4,272	58,655
*	HFF, Inc.	17,500	44,450
*	Hilltop Holdings, Inc.	50,440	474,136
	Hingham Institution for Savings	1,809	52,280
	HMN Financial, Inc.	32,610	293,490

16

	Home Bancshares, Inc.	37,481	976,005
	Home Federal Bancorp, Inc.	27,181	315,028
	HopFed Bancorp, Inc.	2,100	22,722
	Horace Mann Educators Corp.	928,504	7,390,892
	Horizon Bancorp	600	10,380
#	Horizon Financial Corp.	41,963	252,198
*	HouseValues, Inc.	17,987	47,845
	IBERIABANK Corp.	31,957	1,627,890
	Imperial Capital Bancorp, Inc.	84,546	436,257
	Independence Holding Co.	71,080	464,152
	Independent Bank Corp. (MA)	39,523	1,137,077
#	Independent Bank Corp. (MI)	168,182	617,228
	Indiana Community Bancorp	5,236	94,248
	Infinity Property & Casualty Corp.	50,946	2,028,670
	Integra Bank Corp.	238,151	1,436,051
*	International Assets Holding Corp.	6,278	101,327
	International Bancshares Corp.	130,823	3,397,473
*	Investment Technology Group, Inc.	106,800	2,179,788
*	Investors Bancorp, Inc.	206,042	2,958,763
	Investors Capital Holdings, Ltd.	100	340
	Investors Title Co.	3,853	146,260
	Irwin Financial Corp.	556,710	1,224,762
* #	KBW, Inc.	50,600	1,481,568
	Kearny Financial Corp.	120,955	1,394,611
*	Kennedy-Wilson, Inc.	8,400	369,600
	Kentucky First Federal Bancorp	9,845	93,626
#	K-Fed Bancorp	16,192	136,175
*	Knight Capital Group, Inc.	257,523	3,723,783
*	LaBranche & Co., Inc.	719,750	4,484,042
	Lakeland Bancorp, Inc.	47,988	528,828
	Lakeland Financial Corp.	32,576	731,331
#	LandAmerica Financial Group, Inc.	49,400	486,590
	Landmark Bancorp, Inc.	2,940	61,740
	Legacy Bancorp, Inc.	15,822	206,319
#	Life Partners Holdings, Inc.	25,153	1,010,648
	Lincoln Bancorp	1,800	25,200
*	Liquidity Services, Inc.	53,273	447,493
	LNB Bancorp, Inc.	18,947	131,871
* #	LoopNet, Inc.	1,400	10,598
	LSB Corp.	6,062	63,954
	Macatawa Bank Corp.	15	75
#	MainSource Financial Group, Inc.	47,077	840,795
	Mayflower Bancorp, Inc.	2,666	14,996
*	Mays (J.W.), Inc.	200	2,406
	MB Financial, Inc.	97,393	2,893,546
	MCG Capital Corp.	169,534	139,018
	Meadowbrook Insurance Group, Inc.	209,342	1,103,232
	Medallion Financial Corp.	62,000	501,580
	Mercantile Bancorp, Inc.	1,227	17,485
	Mercantile Bank Corp.	5	48
	Mercer Insurance Group, Inc.	45,876	601,664
	Merchants Bancshares, Inc.	24,054	518,604
* #	Meridian Interstate Bancorp, Inc.	3,400	32,980
	Meta Financial Group, Inc.	6,802	71,081
	MetroCorp Bancshares, Inc.	17,501	193,561

17

	MicroFinancial, Inc.	23,300	69,900
	Mid Penn Bancorp, Inc.	1,110	24,420
	MidSouth Bancorp, Inc.	3,028	50,113
#	Midwest Banc Holdings, Inc.	162,579	489,363
	MidWestOne Financial Group, Inc.	281	3,653
	Monroe Bancorp	2,000	20,100
* #	Move, Inc.	430,869	723,860
	MSB Financial Corp.	500	4,475
	MutualFirst Financial, Inc.	8,104	70,910
#	Nara Bancorp, Inc.	32,900	361,900
#	National Interstate Corp.	5,902	103,285
#	National Penn Bancshares, Inc.	219,897	3,725,055
	National Western Life Insurance Co. Class A	1,900	358,682
	Naugatuck Valley Financial Corp.	1,600	12,352
*	Navidec Financial, Inc.	247	235
*	Navigators Group, Inc.	45,584	2,302,448
	NBT Bancorp, Inc.	90,399	2,520,324
	Nelnet, Inc. Class A	16,171	236,582
*	New Century Bancorp, Inc.	2,400	13,800
	New England Bancshares, Inc.	1,999	18,901
	New Hampshire Thrift Bancshares, Inc.	7,901	72,689
	New Westfield Financial, Inc.	49,270	509,944
	NewAlliance Bancshares, Inc.	264,204	3,646,015
	NewBridge Bancorp	3,606	13,595
*	Newport Bancorp, Inc.	1,900	21,850
*	NewStar Financial, Inc.	26,083	141,109
*	Newtek Business Services, Inc.	157,795	103,356
* #	NexCen Brands, Inc.	126,248	10,428
*	Nexity Financial Corp.	5,500	8,250
	North Central Bancshares, Inc.	1,700	26,987
	Northeast Bancorp	900	8,100
	Northeast Community Bancorp, Inc.	4,800	37,176
*	Northfield Bancorp, Inc.	2,900	35,090
	Northrim Bancorp, Inc.	7,171	94,585
	Northway Financial, Inc.	5,000	62,625
	Northwest Bancorp, Inc.	136,205	3,609,432
	Norwood Financial Corp.	200	6,400
#	NYMAGIC, Inc.	11,100	193,695
	Ocean Shore Holding Co.	1,695	13,619
	OceanFirst Financial Corp.	33,280	552,115
*	Ocwen Financial Corp.	166,518	1,115,671
	Ohio Valley Banc Corp.	3,027	56,151
	Old National Bancorp	183,700	3,479,278
#	Old Second Bancorp, Inc.	29,273	395,185
*	Oritani Financial Corp.	65,689	1,121,968
	Osage Bancshares, Inc.	1,400	11,130
#	PAB Bankshares, Inc.	513	3,155
#	Pacific Capital Bancorp	131,069	2,574,195
#	Pacific Continental Corp.	24,959	355,666
*	Pacific Premier Bancorp, Inc.	5,105	20,420
*	Pacific State Bancorp	4,100	21,422
	PacWest Bancorp	81,197	2,029,113
	Pamrapo Bancorp, Inc.	10,711	90,829
	Park Bancorp, Inc.	1,650	18,826
#	Park National Corp.	24,807	1,804,709

18

	Parkvale Financial Corp.	7,104	106,418
	Patriot Capital Funding, Inc.	109	540
	Patriot National Bancorp	3,100	36,301
#	Peapack-Gladstone Financial Corp.	18,050	578,141
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	60,600	8,484
	Penns Woods Bancorp, Inc.	6,868	169,983
*	Pennsylvania Commerce Bancorp, Inc.	21,618	643,135
*	Penson Worldwide, Inc.	15,777	112,648
	Peoples Bancorp of North Carolina	3,281	33,138
	Peoples Bancorp, Inc. (709788202)	555	6,327
	Peoples Bancorp, Inc. (709789101)	28,018	536,545
*	Peoples Community Bancorp	2,515	3,093
*	PICO Holdings, Inc.	61,310	1,535,202
	Pinnacle Bancshares, Inc.	35	311
*	Pinnacle Financial Partners, Inc.	40,035	1,171,424
*	Piper Jaffray Companies, Inc.	41,900	1,652,955
*	PMA Capital Corp. Class A	161,376	745,557
#	PMI Group, Inc.	39,800	99,102
	Porter Bancorp, Inc.	4,620	85,424
* #	Portfolio Recovery Associates, Inc.	43,205	1,550,195
	Preferred Bank	2,900	20,271
	Premier Financial Bancorp, Inc.	5,800	50,750
	Presidential Life Corp.	61,887	580,500
	Princeton National Bancorp, Inc.	3,701	89,657
#	PrivateBancorp, Inc.	60,320	2,172,123
*	ProAssurance Corp.	91,350	5,019,682
	Prosperity Bancshares, Inc.	115,611	3,839,441
	Providence Community Bancshares, Inc.	400	3,188
#	Provident Bankshares Corp.	216,584	2,310,951
	Provident Financial Holdings, Inc.	19,558	112,458
	Provident Financial Services, Inc.	176,053	2,580,937
	Provident New York Bancorp	115,447	1,389,982
	Prudential Bancorp, Inc. of Pennsylvania	4,400	42,284
	Pulaski Financial Corp.	12,863	102,904
	QC Holdings, Inc.	25,135	202,588
	Radian Group, Inc.	17,900	64,440
	Rainier Pacific Financial Group, Inc.	104,438	469,971
	Renasant Corp.	38,860	814,506
#	Republic Bancorp, Inc. Class A	69,536	1,600,719
*	Republic First Bancorp, Inc.	15,435	123,480
#	Resource America, Inc.	51,153	294,130
*	Rewards Network, Inc.	85,870	326,306
	Riverview Bancorp, Inc.	101,090	483,210
	RLI Corp.	64,700	3,713,133
#	Rockville Financial, Inc.	35,227	458,303
#	Roma Financial Corp.	31,794	462,603
	Rome Bancorp, Inc.	17,600	177,672
	Royal Bancshares of Pennsylvania, Inc. Class A	8,295	42,470
	Rurban Financial Corp.	790	7,110
#	S&T Bancorp, Inc.	70,971	2,420,111
#	S.Y. Bancorp, Inc.	38,029	1,047,319
	Safety Insurance Group, Inc.	31,489	1,196,267
	Salisbury Bancorp, Inc.	752	19,928
	Sanders Morris Harris Group, Inc.	22,826	168,912

19

	Sandy Spring Bancorp, Inc.	5,771	123,903
	SCBT Financial Corp.	18,413	624,017
*	Seabright Insurance Holdings	46,500	486,390
#	Seacoast Banking Corp. of Florida	2,450	21,756
#	Security Bank Corp.	115,708	229,102
	Selective Insurance Group, Inc.	162,995	3,871,131
#	Shore Bancshares, Inc.	2,600	63,128
#	Sierra Bancorp	26,407	527,084
* #	Signature Bank	56,877	1,853,053
	Simmons First National Corp. Class A	38,438	1,192,347
#	Smithtown Bancorp, Inc.	29,466	579,596
#	South Financial Group, Inc.	130,600	758,786
	South Street Financial Corp.	400	1,800
*	Southcoast Financial Corp.	9	46
	Southern Banc Co., Inc.	200	2,000
	Southern Community Financial Corp.	144,052	558,922
*	Southern Connecticut Bancorp, Inc.	2,000	10,000
*	Southern First Bancshares, Inc.	1,780	18,103
	Southern Missouri Bancorp, Inc.	400	4,760
	Southside Bancshares, Inc.	25,036	603,117
	Southwest Bancorp, Inc.	40,876	591,884
	Southwest Georgia Financial Corp.	653	9,109
*	Specialty Underwriters’ Alliance, Inc.	2,986	10,391
	State Auto Financial Corp.	108,712	2,863,474
#	State Bancorp, Inc.	34,660	441,568
	StellarOne Corp.	28,899	491,283
	Sterling Bancorp	50,343	789,378
	Sterling Bancshares, Inc.	190,482	1,516,237
#	Sterling Financial Corp.	29,238	248,231
	Stewart Information Services Corp.	148,867	2,471,192
*	Stifel Financial Corp.	59,350	2,590,627
*	Stratus Properties, Inc.	28,992	710,304
	Suffolk Bancorp	27,732	899,903
*	Sun American Bancorp	3,688	7,099
*	Sun Bancorp, Inc.	330,196	3,301,960
* #	Superior Bancorp	2	11
#	Susquehanna Bancshares, Inc.	162,328	2,514,461
*	Susser Holdings Corp.	4,783	74,519
	Sussex Bancorp	7,918	57,010
*	SVB Financial Group	88,886	4,573,185
	SWS Group, Inc.	74,107	1,375,426
	Taylor Capital Group, Inc.	95,983	1,079,809
	Team Financial, Inc.	2,751	7,648
	Teche Holding Co.	2,222	66,660
* #	Tejon Ranch Co.	43,200	1,255,392
*	Texas Capital Bancshares, Inc.	56,912	1,015,879
	TF Financial Corp.	4,100	77,490
*	The Intergroup Corp.	1,960	25,509
	The Phoenix Companies, Inc.	244,500	1,581,915
	The Savannah Bancorp, Inc.	1,200	13,968
#	The Wilber Corp.	4,666	36,208
	Thomas Properties Group, Inc.	27,775	193,036
*	Thomas Weisel Partners Group, Inc.	104,787	588,903
#	TIB Financial Corp.	3,042	13,719
* #	Tidelands Bancshares, Inc.	14,636	70,546

20

	TierOne Corp.	96,276	519,890
	Timberland Bancorp, Inc.	86,348	509,453
	Tompkins Financial Corp.	18,356	899,444
	Tower Financial Corp.	2,600	22,828
#	Tower Group, Inc.	44,656	939,116
	TowneBank	6,733	147,251
*	Tradestation Group, Inc.	89,087	697,551
* #	Trenwick Group, Ltd.	11,975	479
* #	Triad Guaranty, Inc.	25,902	28,233
	TriCo Bancshares	41,500	893,910
	TrustCo Bank Corp.	189,902	2,311,107
	Trustmark Corp.	103,153	2,116,700
	UMB Financial Corp.	68,715	3,114,851
	Umpqua Holdings Corp.	78,737	1,340,104
*	Unico American Corp.	12,100	85,305
#	Union Bankshares Corp.	35,352	842,438
	Union Bankshares, Inc.	1,008	19,228
*	United America Indemnity, Ltd.	22,606	270,820
	United Bancshares, Inc.	300	3,180
#	United Bankshares, Inc.	104,701	3,339,962
*	United Capital Corp.	11,750	261,437
#	United Community Banks, Inc.	74,311	974,960
	United Community Financial Corp.	501,513	2,352,096
	United Financial Bancorp, Inc.	29,146	408,044
	United Fire & Casualty Co.	28,944	670,632
*	United PanAm Financial Corp.	139,028	243,299
#	United Security Bancshares	23,455	328,370
	United Western Bancorp, Inc.	52,236	592,879
	Unitrin, Inc.	15,700	329,700
	Unity Bancorp, Inc.	8,914	35,567
*	Universal American Corp.	151,502	1,340,793
	Univest Corp. of Pennsylvania	34,952	1,081,415
	ViewPoint Financial Group	45,568	774,656
	Vineyard National Bancorp Co.	2	2
*	Virginia Commerce Bancorp, Inc.	8	35
	VIST Financial Corp.	3,937	43,386
*	Waccamaw Bankshares, Inc.	1,300	8,112
	Wainwright Bank & Trust Co.	1,205	9,953
	Washington Banking Co.	7,675	59,788
	Washington Federal, Inc.	142,312	2,507,537
	Washington Trust Bancorp, Inc.	36,597	780,248
* #	Waterstone Financial, Inc.	10,404	85,833
	Wayne Savings Bancshares, Inc.	1,800	13,500
#	Webster Financial Corp.	110,723	2,052,804
	Wesbanco, Inc.	69,748	1,895,751
	West Bancorporation	53,063	663,287
	West Coast Bancorp	14,453	126,030
#	Westamerica Bancorporation	81,557	4,669,138
#	Westwood Holdings Group, Inc.	22,697	870,430
*	White River Capital, Inc.	400	5,010
	Whitney Holding Corp.	117,333	2,229,327
*	Willis Group Holdings, Ltd.	31,308	821,522
	Willow Financial Bancorp, Inc.	43,686	377,884
#	Wilmington Trust Corp.	66,531	1,920,085
	Wilshire Bancorp, Inc.	75,950	837,728

21

*	Wilshire Enterprises, Inc.	7,207	13,837
#	Wintrust Financial Corp.	25,250	646,400
* #	World Acceptance Corp.	49,109	907,534
	WSB Holdings, Inc.	8,331	33,157
	WVS Financial Corp.	482	8,136
	Yadkin Valley Financial Corp.	7,963	118,569
#	Zenith National Insurance Corp.	86,404	2,839,235
*	ZipRealty, Inc.	55,111	159,271
Total Financials			361,227,680

Health Care — (10.1%)
*	A.D.A.M., Inc.	9,600	41,184
* #	Abaxis, Inc.	51,500	791,555
* #	ABIOMED, Inc.	77,880	1,135,490
*	Accelr8 Technology Corp.	2,280	6,065
*	Accelrys, Inc.	91,198	436,838
* #	Access Pharmaceuticals, Inc.	5,300	9,805
*	Accuray, Inc.	19,529	123,423
* #	Acorda Therapeutics, Inc.	62,554	1,276,102
*	Adeona Pharmaceuticals, Inc.	9,451	4,725
*	Adolor Corp.	128,100	403,515
* #	Advanced Life Sciences Holdings, Inc.	79,900	24,769
*	AdvanSource Biomaterials Corp.	55,063	22,025
*	ADVENTRX Pharmaceuticals, Inc.	153,589	22,992
*	Affymax, Inc.	13,825	185,255
*	Air Methods Corp.	36,530	612,973
* #	Akorn, Inc.	149,500	464,945
*	Albany Molecular Research, Inc.	96,256	1,217,638
* #	Align Technology, Inc.	92,112	638,336
*	Alkermes, Inc.	275,401	2,720,962
*	Alliance Imaging, Inc.	143,000	1,165,450
*	Allied Healthcare International, Inc.	436,529	632,967
*	Allied Healthcare Products, Inc.	13,945	59,615
*	Allion Healthcare, Inc.	40,440	175,105
*	Allos Therapeutics, Inc.	200,938	1,468,857
	Allscripts-Misys Healthcare Solutions, Inc.	49,949	324,668
*	Almost Family, Inc.	13,208	636,097
* #	Alnylam Pharmaceuticals, Inc.	109,505	2,518,615
	Alpharma, Inc. Class A	123,388	3,863,278
* #	AMAG Pharmaceuticals, Inc.	41,424	1,266,746
* #	Amedisys, Inc.	77,134	4,351,129
*	America Services Group, Inc.	15,750	138,128
*	American Caresource Holding, Inc.	14,808	111,060
*	American Claims Evaluation, Inc.	1,000	940
*	American Dental Partners, Inc.	14,250	124,403
*	American Medical Systems Holdings, Inc.	195,860	2,119,205
*	American Shared Hospital Services	9,244	10,862
* #	AMERIGROUP Corp.	156,600	3,915,000
*	AMICAS, Inc.	6,000	11,100
*	AMN Healthcare Services, Inc.	85,700	770,443
*	Amsurg Corp.	85,913	2,142,670
*	Anadys Pharmaceuticals, Inc.	20,654	45,232
#	Analogic Corp.	38,265	1,689,782
*	Anesiva, Inc.	2	1
*	Angeion Corp.	215	828

22

*	AngioDynamics, Inc.	128,952	1,624,795
*	Anika Therapeutics, Inc.	8,300	50,049
*	Antigenics, Inc.	1	1
* #	Ardea Biosciences, Inc.	19,735	200,310
* #	Arena Pharmaceuticals, Inc.	8,507	31,306
*	Arqule, Inc.	8,374	23,112
* #	Array BioPharma, Inc.	36,115	177,686
*	Arrhythmia Research Technology, Inc.	10,081	28,328
*	ArthroCare Corp.	64,010	1,330,128
* #	Aspect Medical Systems, Inc.	8,300	27,390
*	Assisted Living Concepts, Inc.	98,022	487,169
* #	AtheroGenics, Inc.	113,700	7,391
*	AtriCure, Inc.	28,499	184,389
	Atrion Corp.	7,551	747,247
*	ATS Medical, Inc.	119,797	317,462
* #	Auxilium Pharmaceuticals, Inc.	85,001	1,670,270
*	AVANIR Pharmaceuticals Class A	59,081	24,223
* #	Avigen, Inc.	216,991	130,195
*	Bioanalytical Systems, Inc.	5,617	22,749
*	Bio-Imaging Technologies, Inc.	52,220	212,013
* #	BioMimetic Therapeutics, Inc.	14,200	116,156
*	Bio-Reference Laboratories, Inc.	37,386	919,322
* #	BioSante Pharmaceuticals, Inc.	33,256	107,417
*	BioScrip, Inc.	652,338	1,957,014
* #	BioSphere Medical, Inc.	17,700	46,905
*	Bovie Medical Corp.	54,492	346,024
#	Brookdale Senior Living, Inc.	19,800	170,676
*	Bruker BioSciences Corp.	266,519	1,090,063
* #	BSD Medical Corp.	69,146	352,645
* #	Cadence Pharmaceuticals, Inc.	108,124	706,050
*	Caliper Life Sciences, Inc.	591,722	828,411
	Cambrex Corp.	84,720	381,240
*	Candela Corp.	53,712	35,987
*	Cantel Medical Corp.	29,010	278,496
*	Capital Senior Living Corp.	56,900	255,481
*	Caraco Pharmaceutical Laboratories, Ltd.	75,892	771,822
*	Cardiac Science Corp.	64,367	600,544
*	Cardica, Inc.	30,842	167,472
*	CardioDynamics International Corp.	12,700	11,938
*	CAS Medical Systems, Inc.	106	395
*	Catalyst Health Solutions, Inc.	114,340	1,928,916
*	Catalyst Pharmaceutical Partners, Inc.	6,701	16,082
*	Celera Corp.	486,795	5,505,651
* #	Celldex Therapeutics, Inc.	2,210	17,128
*	Centene Corp.	123,100	2,319,204
* #	Cepheid, Inc.	170,406	2,022,719
*	Cerus Corp.	19,000	34,770
#	Chemed Corp.	72,665	3,182,000
*	Clarient, Inc.	19,000	30,970
* #	Cleveland Biolabs, Inc.	7,404	22,582
* #	Clinical Data, Inc.	46,039	506,429
* #	Columbia Laboratories, Inc.	18,100	28,417
* #	CombiMatrix Corp.	3,302	20,869
#	Computer Programs & Systems, Inc.	28,801	797,500
* #	Conceptus, Inc.	77,736	1,259,323

23

*	CONMED Corp.	74,042	1,939,900
*	Continucare Corp.	8,426	19,885
#	Cooper Companies, Inc.	92,161	1,518,813
*	Corcept Therapeutics, Inc.	63,406	79,258
*	Corvel Corp.	39,773	1,066,712
*	CPEX Pharmaceuticals, Inc.	6,125	71,356
*	Critical Therapeutics, Inc.	92,403	35,113
*	Cross Country Healthcare, Inc.	98,962	1,120,250
*	CryoLife, Inc.	71,400	956,760
*	Cubist Pharmaceuticals, Inc.	150,097	3,810,963
*	CuraGen Corp.	163,543	109,574
*	Cutera, Inc.	200	1,702
* #	CV Therapeutics, Inc.	52,600	490,758
* #	Cyberonics, Inc.	31,500	401,310
*	Cynosure, Inc. Class A	300	2,628
* #	Cypress Bioscience, Inc.	46,305	251,899
*	Cytokinetics, Inc.	17,436	49,693
* #	Cytori Therapeutics, Inc.	55,237	220,948
	Datascope Corp.	42,121	2,113,211
	Daxor Corp.	10,558	161,537
*	Del Global Technologies Corp.	21,254	21,467
* #	Dendreon Corp.	105,549	519,301
*	DepoMed, Inc.	50,980	110,117
*	Dexcom, Inc.	14,000	63,280
*	Dialysis Corp. of America	17,204	130,922
*	Digirad Corp.	127,011	106,689
*	Dionex Corp.	53,415	2,875,329
* #	Discovery Laboratories, Inc.	31,800	58,194
* #	Durect Corp.	97,300	399,903
*	Dyax Corp.	128,230	429,571
*	Dynacq Healthcare, Inc.	1,200	4,140
* #	Eclipsys Corp.	93,290	1,385,357
*	Emageon, Inc.	38,606	94,199
*	Emergency Medical Services Corp. Class A	17,890	587,865
*	Emergent Biosolutions, Inc.	43,400	781,634
* #	Emeritus Corp.	34,990	403,435
*	Encision, Inc.	2,013	2,416
* #	Endocare, Inc.	8,166	8,003
*	Endologix, Inc.	14,300	29,601
*	ENTREMED, Inc.	122,126	37,859
* #	Enzon Pharmaceuticals, Inc.	68,900	342,433
*	EPIX Pharmaceuticals, Inc.	97,783	35,202
*	eResearch Technology, Inc.	123,643	798,734
*	Escalon Medical Corp.	3,000	3,420
*	etrials Worldwide, Inc.	42,075	46,283
*	ev3, Inc.	79,127	511,952
*	Evotec AG Sponsored ADR	232,051	598,692
*	Exact Sciences Corp.	85,768	43,742
*	Exactech, Inc.	28,497	575,639
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	6,356
*	Genaera Corp.	2,816	817
* #	Genomic Health, Inc.	54,456	1,003,624
*	Gentiva Health Services, Inc.	75,463	2,048,820
* #	GenVec, Inc.	6	6
*	Greatbatch, Inc.	60,988	1,326,489

24

*	GTC Biotherapeutics, Inc.	47,267	18,434
* #	GTx, Inc.	78,641	1,110,411
* #	Haemonetics Corp.	74,847	4,420,464
* #	Halozyme Therapeutics, Inc.	113,918	545,667
*	Hanger Orthopedic Group, Inc.	50,852	847,194
*	Harvard Bioscience, Inc.	101,036	313,212
* #	HEALTHSOUTH Corp.	132,207	1,657,876
*	HealthSpring, Inc.	169,270	2,796,340
*	HealthStream, Inc.	68,972	155,187
*	HealthTronics, Inc.	523,363	1,015,324
*	Healthways, Inc.	29,700	299,970
#	Hill-Rom Holdings, Inc.	77,233	1,757,823
*	Hi-Tech Pharmacal Co., Inc.	34,325	250,229
*	HMS Holdings Corp.	65,034	1,610,892
*	Home Diagnostics, Inc.	23,520	204,859
	Hooper Holmes, Inc.	1,214,375	789,344
*	iBioPharma, Inc.	40,600	34,104
*	ICU Medical, Inc.	38,050	1,218,742
*	Idenix Pharmaceuticals, Inc.	105,635	583,105
* #	Idera Pharmaceuticals, Inc.	59,158	575,016
*	IDM Pharma, Inc.	41,681	68,357
* #	Immucor, Inc.	52,961	1,406,115
* #	ImmunoGen, Inc.	74,453	344,717
* ●	Impax Laboratories, Inc.	123,844	990,876
*	Implant Sciences Corp.	37,100	10,388
*	Incyte Corp.	91,640	380,306
*	Infinity Pharmaceuticals, Inc.	143,104	676,882
* #	Integra LifeSciences Holdings	76,058	2,855,217
*	IntegraMed America, Inc.	23,698	122,282
* #	InterMune, Inc.	55,100	811,623
	Invacare Corp.	59,900	1,089,581
*	IRIS International, Inc.	53,024	591,218
* #	Isis Pharmaceuticals, Inc.	239,713	3,370,365
* #	Isolagen, Inc.	85,400	45,262
* #	Kendle International, Inc.	40,903	739,117
*	Kensey Nash Corp.	32,102	815,070
*	Keryx Biopharmaceuticals, Inc.	123,650	19,759
	Kewaunee Scientific Corp.	7,165	64,843
* #	Kindred Healthcare, Inc.	124,778	1,808,033
*	K-V Pharmaceutical Co. Class A	100,948	1,716,116
*	K-V Pharmaceutical Co. Class B	33,002	549,483
*	La Jolla Pharmaceutical Co.	107,662	99,049
#	Landauer, Inc.	25,000	1,351,500
*	Langer, Inc.	33,567	24,840
	LCA-Vision, Inc.	4,852	16,594
*	LHC Group, Inc.	41,643	1,469,165
* #	LifePoint Hospitals, Inc.	84,200	2,018,274
*	Ligand Pharmaceuticals, Inc. Class B	2	4
*	Luminex Corp.	82,443	1,537,562
*	Magellan Health Services, Inc.	88,401	3,265,533
*	Magyar Bancorp, Inc.	1,800	14,454
#	Martek Biosciences Corp.	94,120	2,807,600
*	Matrixx Initiatives, Inc.	27,475	450,315
*	Maxygen, Inc.	334,660	1,402,225
*	MDRNA, Inc.	48,933	17,127

25

* #	Medarex, Inc.	99,062	696,406
*	MedCath Corp.	36,249	558,960
*	Medical Action Industries, Inc.	41,209	473,904
*	Medical Staffing Network Holdings, Inc.	304,540	130,952
*	MediciNova, Inc.	2,914	6,600
* #	Medivation, Inc.	52,814	991,319
*	MEDTOX Scientific, Inc.	23,945	235,858
*	Memory Pharmaceuticals Corp.	151,207	15,121
	Merge Healthcare, Inc.	54,993	51,693
#	Meridian Bioscience, Inc.	107,834	2,650,560
* #	Merit Medical Systems, Inc.	74,276	1,359,251
*	Metropolitan Health Networks, Inc.	142,700	285,400
* #	Micromet, Inc.	44,433	184,397
* #	Molecular Insight Pharmaceuticals, Inc.	4,044	20,220
* #	Molina Healthcare, Inc.	19,300	429,811
*	Monogram Biosciences, Inc.	285,665	142,861
*	MTS Medication Technologies	19,492	76,993
* #	MWI Veterinary Supply, Inc.	27,060	937,088
* #	Nabi Biopharmaceuticals	53,686	210,449
* #	Nanogen, Inc.	94,714	24,626
	National Healthcare Corp.	32,508	1,333,153
	National Research Corp.	24,230	693,705
* #	Natus Medical, Inc.	59,400	908,820
* #	Neogen Corp.	38,456	1,133,298
*	Neopharm, Inc.	81,417	10,666
*	Neurocrine Biosciences, Inc.	635,986	2,626,622
* #	Neurogen Corp.	86,049	14,628
*	NitroMed, Inc.	116,357	40,725
*	North American Scientific, Inc.	6,894	1,724
* #	Northfield Laboratories, Inc.	45,542	39,166
*	Northstar Neuroscience, Inc.	53,275	69,258
* #	NovaMed, Inc.	66,667	236,001
* #	Novavax, Inc.	21,271	47,860
*	Noven Pharmaceuticals, Inc.	29,208	328,590
*	NOVT Corp.	6,450	8,546
*	NPS Pharmaceuticals, Inc.	13,800	96,600
*	Nutraceutical International Corp.	15,076	137,945
* #	NuVasive, Inc.	97,252	4,579,597
* #	Nuvelo, Inc.	137,328	42,709
*	Obagi Medical Products, Inc.	24,073	200,287
*	Odyssey Healthcare, Inc.	20,000	191,800
*	Omnicell, Inc.	68,476	751,866
*	OncoGenex Pharmaceutical, Inc.	3	7
*	Onyx Pharmaceuticals, Inc.	27,853	751,474
* #	Opexa Therapeutics, Inc.	1,600	320
* #	Optimer Pharmaceuticals, Inc.	51,615	214,202
*	Orchid Cellmark, Inc.	203,675	240,337
*	Ore Pharmaceuticals, Inc.	16,491	11,874
*	Orthologic Corp.	102,663	72,891
* #	Oscient Pharmaceuticals Corp.	32,498	24,049
* #	Osiris Therapeutics, Inc.	48,681	738,491
*	Osteotech, Inc.	16,300	51,997
	Owens & Minor, Inc.	119,100	5,153,457
* #	Pain Therapeutics, Inc.	116,922	1,068,667
*	Palomar Medical Technologies, Inc.	23,479	268,600

26

*	Panacos Pharmaceuticals, Inc.	103,464	32,074
*	Parexel International Corp.	156,224	1,624,730
*	PDI, Inc.	261,027	1,265,981
	PDL BioPharma, Inc.	212,467	2,071,553
*	Pharmacopia, Inc.	20,649	18,584
*	Pharmanet Development Group, Inc.	146,824	234,918
* #	PharMerica Corp.	47,910	983,592
*	Phase Forward, Inc.	77,382	1,104,241
*	PHC, Inc.	26,048	51,836
*	PhotoMedex, Inc.	39,358	10,233
* #	Poniard Pharmaceuticals, Inc.	5,813	18,253
*	Pozen, Inc.	73,067	450,823
* #	Progenics Pharmaceuticals, Inc.	14,200	142,142
*	Prospect Medical Holdings, Inc.	23,300	55,920
*	ProxyMed, Inc.	40,279	201
* #	PSS World Medical, Inc.	178,200	3,232,548
	Psychemedics Corp.	7,201	73,594
* #	Psychiatric Solutions, Inc.	35,866	1,193,979
*	QuadraMed Corp.	1	6
* #	Questcor Pharmaceuticals, Inc.	144,592	1,119,142
*	Quidel Corp.	87,035	1,376,023
* #	Quigley Corp.	15,936	58,326
*	Regeneration Technologies, Inc.	94,611	288,564
* #	Regeneron Pharmaceuticals, Inc.	168,037	3,243,114
*	RehabCare Group, Inc.	35,100	601,263
*	Repligen Corp.	99,838	400,350
*	Res-Care, Inc.	74,330	1,145,425
* #	Rigel Pharmaceuticals, Inc.	68,222	594,214
*	Rochester Medical Corp.	26,138	326,725
* #	Rockwell Medical Technologies, Inc.	3,834	9,738
* #	Rural/Metro Corp.	12,052	21,453
*	RXi Pharmaceuticals Corp.	84	773
* #	Sangamo BioSciences, Inc.	98,597	770,043
*	Santarus, Inc.	17,000	28,560
* #	Savient Pharmaceuticals, Inc.	148,646	707,555
* #	Seattle Genetics, Inc.	150,135	1,543,388
* #	Sequenom, Inc.	98,258	1,768,644
*	SeraCare Life Sciences, Inc.	42,521	116,933
*	Signalife, Inc.	1	6
* #	Sirona Dental Systems, Inc.	43,354	692,363
*	Somanetics Corp.	36,579	685,856
* #	Somaxon Pharmaceuticals, Inc.	5,100	4,998
*	SonoSite, Inc.	43,345	913,279
	Span-American Medical System, Inc.	10,492	121,707
*	Spectranetics Corp.	51,082	153,246
*	SRI/Surgical Express, Inc.	12,700	29,210
	Steris Corp.	110,494	3,761,216
* #	Sun Healthcare Group, Inc.	115,092	1,321,256
*	SunLink Health Systems, Inc.	20,348	45,173
*	Sunrise Senior Living, Inc.	5,799	17,513
* #	SurModics, Inc.	51,592	1,367,188
*	Synovis Life Technologies, Inc.	33,839	591,844
* #	Synta Pharmaceuticals Corp.	54,716	387,389
* #	Telik, Inc.	128,964	30,951
* #	The Medicines Co.	153,292	2,671,880

27

*	Theragenics Corp.	582,770	1,136,402
* #	Theravance, Inc.	22,500	152,550
*	Thoratec Corp.	140,143	3,450,321
*	Threshold Pharmaceuticals, Inc.	10,400	4,680
*	Titan Pharmaceuticals, Inc.	58,183	10,473
*	TorreyPines Therapeutics, Inc.	873	297
*	Transcend Services, Inc.	3,262	36,861
*	U.S. Physical Therapy, Inc.	39,561	549,107
* #	United Therapeutics Corp.	68	5,932
*	Urologix, Inc.	131,715	135,666
*	Uroplasty, Inc.	12,269	17,790
	Utah Medical Products, Inc.	13,735	360,818
#	Valeant Pharmaceuticals International	250,587	4,703,518
*	Varian, Inc.	76,999	2,837,413
*	Vascular Solutions, Inc.	44,300	416,863
*	Vermillion, Inc.	7,108	4,976
*	ViroPharma, Inc.	186,174	2,334,622
*	Vision-Sciences, Inc.	4,525	14,254
*	Vital Images, Inc.	27,592	360,076
*	Vivus, Inc.	189,165	1,152,015
*	VNUS Medical Technologies	28,184	434,879
* #	Volcano Corp.	85,268	1,325,917
#	West Pharmaceutical Services, Inc.	87,400	3,489,008
*	Wright Medical Group, Inc.	95,326	2,209,657
* #	XenoPort, Inc.	67,451	2,806,636
	Young Innovations, Inc.	4,443	75,531
*	Zoll Medical Corp.	53,824	1,296,082
Total Health Care			255,156,676

Industrials — (14.1%)
* #	3-D Systems Corp.	13,000	141,310
*	A. T. Cross Co. Class A	32,911	174,428
	A.O. Smith Corp.	61,250	1,932,438
#	AAON, Inc.	51,583	850,604
*	AAR Corp.	64,583	1,032,682
	ABM Industries, Inc.	133,289	2,176,609
*	ACCO Brands Corp.	281,692	794,371
*	Accuride Corp.	62,594	20,030
	Aceto Corp.	69,175	577,611
*	Active Power, Inc.	489,231	205,477
#	Actuant Corp.	149,256	2,676,160
#	Acuity Brands, Inc.	67,099	2,345,781
	Administaff, Inc.	57,000	1,139,430
*	AeroCentury Corp.	1,600	18,000
* #	AeroVironment, Inc.	36,502	1,311,152
*	Air Transport Services Group, Inc.	175,716	57,108
* #	AirTran Holdings, Inc.	252,929	1,034,480
	Alamo Group, Inc.	33,314	419,090
*	Alaska Air Group, Inc.	111,907	2,764,103
#	Albany International Corp. Class A	54,335	791,118
	Alexander & Baldwin, Inc.	41,764	1,332,272
* #	Allegiant Travel Co.	27,074	1,078,357
* #	Allied Defense Group, Inc.	62,974	456,562
*	Altra Holdings, Inc.	64,359	575,369
*	Amerco, Inc.	5,936	268,663

28

	American Ecology Corp.	55,250	969,085
*	American Locker Group, Inc.	300	330
	American Science & Engineering, Inc.	25,100	1,578,790
*	American Superconductor Corp.	98,699	1,234,724
#	American Woodmark Corp.	22,776	422,267
	Ameron International Corp.	24,202	1,137,494
	Ampco-Pittsburgh Corp.	27,455	649,036
* #	AMREP Corp.	6,000	180,660
	Apogee Enterprises, Inc.	66,010	650,859
#	Applied Industrial Technologies, Inc.	98,025	1,979,125
	Applied Signal Technologies, Inc.	38,837	695,959
*	Argan, Inc.	8,615	102,260
*	Argon ST, Inc.	60,525	1,262,552
	Arkansas Best Corp.	65,100	1,900,269
*	Arotech Corp.	34,540	22,106
	Art’s-Way Manufacturing Co., Inc.	400	1,600
*	Astec Industries, Inc.	58,500	1,487,070
*	Astronics Corp.	27,548	344,350
*	Astronics Corp. Class B	6,887	83,126
* #	Atlas Air Worldwide Holding, Inc.	5,100	98,532
*	Avalon Holding Corp. Class A	44,736	71,578
*	Avis Budget Group, Inc.	5,000	8,200
* #	Axsys Technologies, Inc.	32,973	2,177,207
* #	AZZ, Inc.	35,700	1,041,726
	Badger Meter, Inc.	39,995	1,007,874
*	Baker (Michael) Corp.	24,300	579,069
#	Baldor Electric Co.	85,233	1,496,691
*	Baldwin Technology Co., Inc. Class A	3,200	6,336
	Barnes Group, Inc.	144,200	2,092,342
	Barrett Business Services, Inc.	7,800	85,800
* #	Beacon Roofing Supply, Inc.	83,669	1,144,592
	Belden, Inc.	144,122	3,003,502
* #	Blount International, Inc.	86,600	752,554
	BlueLinx Holdings, Inc.	6,100	16,409
	Bowne & Co., Inc.	437,202	3,405,804
	Brady Co. Class A	72,676	2,252,956
*	Breeze-Eastern Corp.	30,955	259,867
*	BTU International, Inc.	18,700	92,752
#	C&D Technologies, Inc.	340,150	1,190,525
	Carlisle Companies, Inc.	83,588	1,943,421
#	Cascade Corp.	34,100	1,125,641
*	Casella Waste Systems, Inc. Class A	40,464	203,939
* #	CBIZ, Inc.	196,795	1,594,040
	CDI Corp.	12,200	158,600
*	Celadon Group, Inc.	61,502	657,456
* #	Cenveo, Inc.	60,500	292,215
* #	Ceradyne, Inc.	58,665	1,378,628
	Champion Industries, Inc.	7,013	22,161
*	Chart Industries, Inc.	8,100	110,322
	Chase Corp.	24,379	355,446
	Chicago Rivet & Machine Co.	800	12,560
	CIRCOR International, Inc.	43,290	1,326,839
#	CLAROC, Inc.	139,800	4,947,522
* #	Clean Harbors, Inc.	55,864	3,663,002
*	Columbus McKinnon Corp.	51,495	722,990

29

*	Comforce Corp.	29,612	28,131
#	Comfort Systems USA, Inc.	110,919	1,034,874
*	Commercial Vehicle Group, Inc.	343,231	456,497
*	Competitive Technologies, Inc.	27,004	39,156
	CompX International, Inc.	6,100	34,648
*	COMSYS IT Partners, Inc.	400	2,432
*	Conrad Industries, Inc.	6,900	69,345
*	Consolidated Graphics, Inc.	2,800	36,428
	Con-way, Inc.	27,249	927,556
* #	Cornell Companies, Inc.	31,600	719,532
#	Corporate Executive Board Co.	13,203	393,845
* #	CoStar Group, Inc.	52,283	1,883,234
*	Covenant Transport Group Class A	220,123	460,057
*	CPI Aerostructures, Inc.	14,666	98,262
*	CRA International, Inc.	4,800	129,888
	Cubic Corp.	72,795	1,619,689
	Curtiss-Wright Corp.	116,200	4,287,780
	Diamond Management & Technology Consultants, Inc.	17,400	69,252
* #	Dollar Thrifty Automotive Group, Inc.	48,295	78,238
	Ducommun, Inc.	31,110	628,111
*	DXP Enterprises, Inc.	29,400	410,424
*	Dynamex, Inc.	30,416	742,455
* #	DynCorp International, Inc. Class A	104,519	1,381,741
*	Eagle Test Systems, Inc.	43,770	662,678
	Eastern Co.	8,215	96,526
	Ecology & Environment, Inc. Class A	4,436	44,360
	Electro Rent Corp.	69,056	827,981
*	EMCOR Group, Inc.	176,300	3,132,851
#	Encore Wire Corp.	54,669	1,048,005
* #	Ener1, Inc.	134,800	1,055,484
*	EnerSys Inc.	129,200	1,708,024
*	ENGlobal Corp.	79,900	350,761
	Ennis, Inc.	62,200	732,094
*	EnPro Industries, Inc.	54,400	1,208,224
*	Environmental Tectonics Corp.	7,400	10,360
*	ESCO Technologies, Inc.	70,700	2,439,150
	Espey Manufacturing & Electronics Corp.	9,085	178,975
*	Esterline Technologies Corp.	69,800	2,516,290
* #	Evergreen Solar, Inc.	100,000	379,000
*	Exide Technologies	20,892	99,237
*	Exponent, Inc.	40,910	1,203,981
* #	ExpressJet Holdings, Inc.	102,193	176,794
	Federal Signal Corp.	298,025	2,536,193
*	First Aviation Services, Inc.	6,000	8,700
* #	Flanders Corp.	63,897	396,161
* #	Flow International Corp.	10,400	39,936
#	Forward Air Corp.	82,900	2,169,493
	Franklin Electric Co., Inc.	62,020	2,614,763
	Frozen Food Express Industries, Inc.	196,042	1,135,083
* #	Fuel Tech, Inc.	39,500	464,125
*	Furmanite Corp.	96,670	773,360
	G & K Services, Inc. Class A	225,665	5,097,772
*	Gardner Denver Machinery, Inc.	28,476	729,555
	GATX Corp.	50,690	1,447,200
* #	Genesee & Wyoming, Inc.	103,575	3,454,226

30

*	GeoEye, Inc.	35,248	762,767
#	Gorman-Rupp Co.	45,668	1,436,259
*	GP Strategies Corp.	48,452	291,681
*	Graftech International, Ltd.	231,000	1,873,410
	Graham Corp.	10,990	230,790
#	Granite Construction, Inc.	121,200	4,323,204
	Great Lakes Dredge & Dock Corp.	12,381	55,467
	Greenbrier Companies, Inc.	199,489	1,645,784
*	Griffon Corp.	455,920	3,847,965
	Hardinge, Inc.	146,298	1,019,697
* #	Hawaiian Holdings, Inc.	132,675	928,725
#	Healthcare Services Group, Inc.	115,563	1,913,723
#	Heartland Express, Inc.	264,941	4,064,195
#	HEICO Corp.	58,800	2,262,036
	HEICO Corp. Class A	41,263	1,158,252
#	Heidrick & Struggles International, Inc.	43,007	1,037,759
*	Henry Bros. Electronics, Inc.	13,944	84,361
*	Herley Industries, Inc.	37,000	492,100
#	Herman Miller, Inc.	107,970	2,375,340
* #	Hexcel Corp.	76,100	1,004,520
*	Hill International, Inc.	105,519	662,659
	Hi-Shear Technology Corp.	21,962	220,718
#	HNI Corp.	14,300	261,976
* #	Hoku Scientific, Inc.	25,565	126,547
	Houston Wire & Cable Co.	24,602	283,415
*	Hub Group, Inc. Class A	106,176	3,339,235
*	Hudson Highland Group, Inc.	560	2,934
*	Hudson Technologies, Inc.	3,900	4,212
*	Hurco Companies, Inc.	16,560	372,600
* #	Huron Consulting Group, Inc.	36,610	1,990,486
*	Huttig Building Products, Inc.	252,115	279,848
*	ICF International, Inc.	4,575	85,004
*	ICT Group, Inc.	5,300	27,931
*	II-VI, Inc.	80,104	2,250,121
	IKON Office Solutions, Inc.	297,560	5,126,959
* #	InnerWorkings, Inc.	83,215	578,344
*	Innotrac Corp.	16,000	42,560
	Innovative Solutions & Support, Inc.	21,850	134,378
*	Insituform Technologies, Inc. Class A	35,519	477,020
*	Integrated Electrical Services, Inc.	15,172	185,554
* #	InterDigital, Inc.	135,597	2,953,303
*	Interline Brands, Inc.	65,738	699,452
*	International Shipholding Corp.	19,600	481,964
*	Intersections, Inc.	47,970	402,948
* #	JetBlue Airways Corp.	197,368	1,095,392
*	JPS Industries, Inc.	8,700	47,850
*	Kadant, Inc.	20,600	338,664
	Kaman Corp. Class A	67,300	1,718,169
	Kaydon Corp.	74,612	2,492,787
	Kelly Services, Inc. Class A	83,666	1,191,404
	Kelly Services, Inc. Class B	350	4,988
*	Key Technology, Inc.	14,902	241,263
*	Kforce, Inc.	107,505	846,064
#	Knight Transportation, Inc.	227,179	3,612,146
	Knoll, Inc.	71,600	1,035,336

31

*	Korn/Ferry International	109,900	1,526,511
* #	K-Tron International, Inc.	10,388	976,368
*	L.B. Foster Co. Class A	9,200	253,000
	L.S. Starrett Co. Class A	12,808	181,874
*	LaBarge, Inc.	43,810	602,388
*	Ladish Co., Inc.	30,400	517,712
	Lawson Products, Inc.	29,775	887,295
* #	Layne Christensen Co.	42,028	1,104,496
*	Learning Tree International, Inc.	27,481	350,383
#	Lennox International, Inc.	86,399	2,576,418
*	LGL Group, Inc.	4,660	20,970
*	Limco-Piedmont, Inc.	1,100	3,905
#	Lindsay Corp.	32,600	1,551,108
*	LMI Aerospace, Inc.	32,041	489,266
	LSI Industries, Inc.	24,799	194,672
*	Lydall, Inc.	91,229	606,673
*	M&F Worldwide Corp.	53,200	1,226,260
*	Mac-Gray Corp.	25,646	194,653
*	Magnetek, Inc.	436,280	938,002
*	Manitex International, Inc.	6,890	12,058
*	Marten Transport, Ltd.	58,082	1,067,547
*	Maxco, Inc.	3,000	10,110
	McGrath Rentcorp	69,314	1,576,200
*	Meadow Valley Corp.	2,300	16,077
* #	Media Sciences International, Inc.	2,800	3,528
*	Medialink Worldwide, Inc.	20,206	2,829
*	Merrimac Industries, Inc.	12,771	38,952
* #	Mesa Air Group, Inc.	613,206	226,886
	Met-Pro Corp.	47,157	550,794
*	MFRI, Inc.	14,905	105,378
* #	Middleby Corp.	36,274	1,465,107
#	Mine Safety Appliances Co.	98,200	2,651,400
*	Misonix, Inc.	92,109	188,823
*	Mobile Mini, Inc.	76,930	1,292,424
*	Moog, Inc. Class A	98,046	3,443,376
*	Moog, Inc. Class B	7,758	272,616
	Mueller Industries, Inc.	55,345	1,265,740
	Mueller Water Products, Inc.	12,000	84,000
	Mueller Water Products, Inc. Class B	83,517	549,542
	Multi-Color Corp.	33,680	663,496
	NACCO Industries, Inc. Class A	9,945	612,711
*	Nashua Corp.	67,920	464,573
*	National Patent Development Corp.	13,860	20,790
	National Technical Systems, Inc.	20,700	88,286
* #	Navigant Consulting, Inc.	145,200	2,347,884
* #	NCI Building Systems, Inc.	234,062	4,355,894
	Nordson Corp.	92,150	3,403,100
*	North America Galvanizing & Coatings, Inc.	40,667	149,248
* #	Odyssey Marine Exploration, Inc.	133,967	506,395
* #	Old Dominion Freight Line, Inc.	98,622	2,992,191
	Omega Flex, Inc.	24,600	526,194
*	On Assignment, Inc.	62,015	403,098
*	Orbit International Corp.	1,977	5,022
*	Orbital Sciences Corp.	162,552	3,330,690
*	P.A.M. Transportation Services, Inc.	76,987	668,247

32

	Pacer International, Inc.	47,099	531,748
*	Paragon Technologies, Inc.	2,950	11,638
*	Park-Ohio Holdings Corp.	135,959	1,031,929
*	Patrick Industries, Inc.	8,995	17,270
* #	Patriot Transportation Holding, Inc.	11,632	814,240
*	Perini Corp.	60,500	1,150,710
*	PGT, Inc.	88,192	182,557
* #	PHH Corp.	1,090,949	8,793,049
*	Pike Electric Corp.	5,700	49,875
*	Pinnacle Airlines Corp.	64,200	175,266
* #	Plug Power, Inc.	712,637	698,384
* #	PMFG, Inc.	39,396	427,841
*	Point Blank Solutions, Inc.	91,550	45,775
	Portec Rail Products, Inc.	225	1,514
*	Powell Industries, Inc.	31,883	590,154
	Preformed Line Products Co.	15,605	624,200
* #	Protection One, Inc.	35,346	259,793
	Providence & Worcester Railroad Co.	4,200	58,800
#	Quanex Building Products Corp.	94,272	863,532
#	Raven Industries, Inc.	49,230	1,584,714
*	RBC Bearings, Inc.	29,299	695,265
*	RCM Technologies, Inc.	157,393	179,428
	Regal-Beloit Corp.	84,204	2,741,682
*	Republic Airways Holdings, Inc.	86,978	1,300,321
*	Resources Connection, Inc.	120,636	2,091,828
#	Robbins & Myers, Inc.	96,400	1,966,560
#	Rollins, Inc.	292,175	5,133,515
*	Rush Enterprises, Inc. Class A	68,796	644,619
*	Rush Enterprises, Inc. Class B	40,331	430,332
*	Saia, Inc.	172,700	1,832,347
	Schawk, Inc.	41,796	548,781
* #	School Specialty, Inc.	223,928	4,702,488
*	Schuff International, Inc.	6,700	107,200
	Servidyne, Inc.	346	1,342
	Servotronics, Inc.	1,300	7,670
*	SIFCO Industries, Inc.	5,415	30,866
*	Simclar, Inc.	6,300	8,568
#	Simpson Manufacturing Co., Inc.	127,341	2,933,937
	SkyWest, Inc.	163,073	2,512,955
*	SL Industries, Inc.	5,800	61,480
*	SmartPros, Ltd.	10,300	30,540
*	SPACEHAB, Inc.	1,822	656
*	Sparton Corp.	1,803	3,660
*	Spherion Corp.	1,135,613	3,611,249
*	Spherix, Inc.	37,595	26,317
* #	Spire Corp.	24,326	210,420
*	Standard Parking Corp.	52,371	1,097,696
	Standard Register Co.	12,800	104,064
	Standex International Corp.	34,100	880,121
*	Stanley, Inc.	39,300	1,346,418
#	Steelcase, Inc. Class A	164,991	1,534,416
*	Sterling Construction Co., Inc.	24,300	321,003
#	Sun Hydraulics, Inc.	43,103	902,577
	Supreme Industries, Inc.	112,481	163,097
	Sypris Solutions, Inc.	322,527	299,950

33

#	TAL International Group, Inc.	35,950	595,332
* #	Team, Inc.	41,700	1,158,009
*	TeamStaff, Inc.	13,988	26,577
	Tech/Ops Sevcon, Inc.	8,183	39,278
	Technology Research Corp.	85,112	144,690
	Tecumseh Products Co. Class A	35,140	650,793
*	Tecumseh Products Co. Class B	3,375	56,025
*	Teledyne Technologies, Inc.	95,800	4,365,606
	Tennant Co.	49,600	1,244,464
*	Tetra Tech, Inc.	153,296	3,370,979
* #	The GEO Group, Inc.	108,400	1,914,344
*	Thomas & Betts Corp.	18,700	444,125
#	Titan International, Inc.	89,225	1,031,441
	Todd Shipyards Corp.	18,098	226,225
	Toro Co.	73,254	2,464,265
*	Trailer Bridge, Inc.	8,400	37,800
* #	TransDigm Group, Inc.	75,882	2,287,083
*	TRC Companies, Inc.	394,854	714,686
	Tredegar Industries, Inc.	86,991	1,280,508
* #	Trex Co., Inc.	43,500	709,485
	Triumph Group, Inc.	41,975	1,841,024
*	TrueBlue, Inc.	78,000	649,740
*	Tufco Technologies, Inc.	4,700	16,215
*	TurboChef Technologies, Inc.	87,238	438,807
	Twin Disc, Inc.	10,200	79,050
*	Ultralife Corp.	8,300	72,127
*	United Rentals, Inc.	21,560	220,990
* #	United Stationers, Inc.	76,209	2,849,455
#	Universal Forest Products, Inc.	100,667	2,380,775
*	Universal Power Group, Inc.	6,700	8,978
*	Universal Security Instruments, Inc.	5	16
*	Universal Truckload Services, Inc.	20,800	317,824
*	UQM Technologies, Inc.	25,600	56,320
*	US Airways Group, Inc.	8,400	85,176
*	USA Truck, Inc.	15,535	229,452
* #	Valence Technology, Inc.	19,099	43,928
#	Valmont Industries, Inc.	21,325	1,168,184
	Valpey Fisher Corp.	8,710	17,420
*	Versar, Inc.	24,600	93,480
#	Viad Corp.	56,800	1,241,080
	Vicor Corp.	4,100	28,659
*	Volt Information Sciences, Inc.	265,423	2,030,486
	VSE Corp.	11,566	379,249
	Wabash National Corp.	512,768	3,117,629
*	Waste Connections, Inc.	50	1,693
#	Watsco, Inc. Class A	64,000	2,629,760
	Watsco, Inc. Class B	4,900	196,000
	Watson Wyatt Worldwide, Inc.	5,000	212,350
#	Watts Water Technologies, Inc.	82,680	2,185,232
*	WCA Waste Corp.	53,626	174,285
	Werner Enterprises, Inc.	203,184	3,986,470
	Western Refining, Inc.	800	5,336
*	Willdan Group, Inc.	5,300	11,687
*	Willis Lease Finance Corp.	19,095	243,270
	Woodward Governor Co.	89,099	2,860,078

34

	WSI Industries, Inc.	1,900	8,341
* #	YRC Worldwide, Inc.	690,141	3,160,846
*	Zareba Systems, Inc.	300	402
Total Industrials			358,608,194

Information Technology — (13.4%)
*	3Com Corp.	511,757	1,397,097
*	Acacia Research	82,560	213,005
* #	ACI Worldwide, Inc.	57,939	793,764
*	Actel Corp.	39,340	475,621
*	ActivIdentity Corp.	870,593	1,741,186
*	Actuate Corp.	122,000	346,480
#	Acxiom Corp.	172,979	1,359,615
*	Adaptec, Inc.	4,400	14,124
*	Adept Technology, Inc.	13,403	76,665
#	Adtran, Inc.	210,232	3,195,526
* #	Advanced Energy Industries, Inc.	78,064	832,943
* #	Advanced Photonix, Inc.	5,345	6,414
* #	Advent Software, Inc.	76,915	1,441,387
*	Aehr Test Systems	5,400	14,796
	Agilysys, Inc.	232,109	933,078
*	Airspan Networks, Inc.	124,100	34,748
* ●	Allen Organ Co. Escrow	800	7,270
*	Allied Motion Technologies, Inc.	2,800	8,204
	American Software, Inc. Class A	58,905	268,018
*	Amkor Technology, Inc.	308,919	1,254,211
*	Amtech Systems, Inc.	24,270	155,571
* #	Anadigics, Inc.	22,800	40,128
*	Analysts International Corp.	323,951	278,598
*	Anaren, Inc.	41,600	517,920
*	Anixter International, Inc.	4,700	157,967
*	Ansys, Inc.	17	487
*	Applied Micro Circuits Corp.	190,714	974,549
* #	Ariba, Inc.	140,674	1,505,212
* #	Arris Group, Inc.	243,728	1,684,160
*	Art Technology Group, Inc.	339,807	662,624
*	Aruba Networks, Inc.	41,000	127,510
*	ASA International, Ltd.	640	1,600
*	Aspen Technology, Inc.	266,089	2,083,477
*	Astea International, Inc.	2,800	9,492
	Astro-Med, Inc.	12,508	88,306
*	Asyst Technologies, Inc.	156,000	98,280
* #	Atheros Communications	149,696	2,690,037
	Atlantic Tele-Network, Inc.	28,983	705,156
*	Atmel Corp.	535,311	2,221,541
*	ATMI, Inc.	27,033	328,721
*	Authentidate Holding Corp.	97,700	37,126
*	Autobytel, Inc.	769,313	600,064
* #	Avanex Corp.	70	217
* #	Avid Technology, Inc.	116,463	1,727,146
*	Aviza Technology, Inc.	67,130	10,070
* #	Avocent Corp.	30,610	459,762
#	AVX Corp.	31,000	279,620
*	Aware, Inc.	22,700	51,075
*	Axcelis Technologies, Inc.	305,496	134,418

35

*	Axesstel, Inc.	33,683	13,473
*	AXS-One, Inc.	18,400	3,680
*	AXT, Inc.	409,389	650,929
* #	Bankrate, Inc.	54,357	1,788,889
* #	BearingPoint, Inc.	586,461	129,021
	Bel Fuse, Inc. Class A	8,710	181,342
	Bel Fuse, Inc. Class B	26,643	578,153
*	Bell Microproducts, Inc.	94,771	85,294
*	Benchmark Electronics, Inc.	45,071	540,401
*	BigBand Networks, Inc.	15,600	57,720
*	Bitstream, Inc.	7,200	30,456
	Black Box Corp.	45,502	1,383,716
	Blackbaud, Inc.	3,272	49,734
* #	Blackboard, Inc.	85,864	2,101,951
*	Blonder Tongue Laboratories, Inc.	20,136	17,117
*	Blue Coat Systems, Inc.	79,472	1,072,872
	Bogen Communications International, Inc.	11,900	48,790
*	Bookham, Inc.	549,250	296,595
*	Borland Software Corp.	1,324,342	1,986,513
*	Bottomline Technologies, Inc.	28,409	223,863
*	Brightpoint, Inc.	112,370	647,251
* #	BroadVision, Inc.	4,455	45,442
*	BSQUARE Corp.	30,268	85,961
*	Cabot Microelectronics Corp.	47,500	1,364,675
*	CACI International, Inc. Class A	56,746	2,336,800
*	CalAmp Corp.	461,446	359,928
*	California Micro Devices Corp.	14,800	35,076
*	CallWave, Inc.	256,118	279,169
*	Captaris, Inc.	89,978	428,295
*	Cascade Microtech, Inc.	41,199	131,837
	Cass Information Systems, Inc.	16,615	577,371
*	Catapult Communications Corp.	246,220	1,051,359
* #	Cavium Networks, Inc.	3,800	48,412
*	CEVA, Inc.	61,567	523,320
*	Checkpoint Systems, Inc.	102,900	1,297,569
*	Cherokee International Corp.	62,569	183,953
*	Ciber, Inc.	97,336	525,614
*	Cirrus Logic, Inc.	109,220	626,923
*	Clarus Corp.	32,100	160,500
*	Clearfield, Inc.	87,411	83,040
* #	Cogent, Inc.	44,215	404,125
#	Cognex Corp.	54,840	878,537
*	Coherent, Inc.	78,193	1,978,283
	Cohu, Inc.	46,498	657,482
*	Comarco, Inc.	34,669	39,349
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	8,650	69,200
* #	CommVault Systems, Inc.	45,895	491,077
*	Computer Task Group, Inc.	47,700	238,023
* #	Comtech Telecommunications Corp.	65,100	3,152,142
* #	Concur Technologies, Inc.	107,483	2,711,796
*	Conexant Systems, Inc.	75,107	116,416
*	Convergys Corp.	164,815	1,267,427
*	Cray, Inc.	50,604	158,897
* #	Cree, Inc.	1,900	37,297

36

* #	CSG Systems International, Inc.	123,232	2,049,348
*	CSP, Inc.	8,385	31,234
	CTS Corp.	55,159	385,561
*	CVD Equipment Corp.	11,029	27,462
*	CyberOptics Corp.	14,954	115,744
*	CyberSource Corp.	188,388	2,288,914
*	Cymer, Inc.	85,386	2,089,395
#	Daktronics, Inc.	115,216	1,147,551
*	Data I/O Corp.	7,300	20,805
*	Datalink Corp.	21,400	65,912
	Dataram Corp.	75,582	96,745
* #	DataTRAK International, Inc.	2,915	641
*	Datawatch Corp.	3,832	5,135
*	DDi Corp.	38,136	170,849
*	Digi International, Inc.	76,915	787,610
*	Digimarc Corp.	18,275	182,750
*	Digital Angel Corp.	171,192	35,950
* #	Digital River, Inc.	70,860	1,755,911
*	Diodes, Inc.	36,309	358,733
*	Ditech Networks, Inc.	98,647	81,877
*	DivX, Inc.	12,700	88,646
*	Dot Hill Systems Corp.	867,402	1,032,208
*	Double-Take Software, Inc.	23,182	171,547
*	DSP Group, Inc.	255,246	1,608,050
* #	DTS, Inc.	50,689	1,046,728
*	Dycom Industries, Inc.	120,801	1,072,713
*	Dynamics Research Corp.	101,182	779,101
* #	EarthLink, Inc.	348,197	2,402,559
*	Easylink Services International Corp.	3,800	8,094
* #	Ebix, Inc.	900	22,887
*	Echelon Corp.	66,235	538,491
*	EDCI Holdings, Inc.	20,657	65,070
*	EDGAR Online, Inc.	21,300	31,737
*	Edgewater Technology, Inc.	191,311	411,319
*	Elecsys Corp.	10,467	51,812
*	Electroglas, Inc.	56,795	37,485
* #	eLoyalty Corp.	7,200	23,400
* #	EMCORE Corp.	147,150	523,854
*	EMS Technologies, Inc.	42,168	881,311
*	Emulex Corp.	154,900	1,471,550
*	En Pointe Technologies, Inc.	6,100	6,100
*	Entegris, Inc.	354,394	953,320
*	Entorian Technologies, Inc.	127,140	64,841
*	Entrust, Inc.	15,500	21,700
*	Epicor Software Corp.	157,522	1,110,530
*	EPIQ Systems, Inc.	80,149	1,089,225
*	ePlus, Inc.	14,390	121,739
*	Euronet Worldwide, Inc.	50,927	607,050
*	Evans & Sutherland Computer Corp.	11,143	9,082
*	Evolving Systems, Inc.	11,000	12,210
*	Exar Corp.	850,992	5,684,627
#	Fair Isaac Corp.	3,200	49,888
* #	FalconStor Software, Inc.	18,005	54,195
*	Faro Technologies, Inc.	32,660	495,452
* #	FEI Co.	92,550	1,944,476

37

*	Forgent Networks, Inc.	67,680	12,176
* #	FormFactor, Inc.	91,334	1,591,038
* #	Forrester Research, Inc.	62,587	1,755,565
*	FortuNet, Inc.	11,030	45,113
*	Foundry Networks, Inc.	53	787
	Frequency Electronics, Inc.	125,728	541,888
*	FSI International, Inc.	77,271	37,863
*	Gartner Group, Inc.	32,000	588,800
*	Gerber Scientific, Inc.	178,817	854,745
*	Giga-Tronics, Inc.	3,942	3,627
*	Globecomm Systems, Inc.	23,474	184,975
*	Glu Mobile, Inc.	6,246	5,559
*	GSE Systems, Inc.	38,896	233,376
*	GSI Technology, Inc.	27,287	95,505
*	GTSI Corp.	97,583	566,957
*	Hackett Group, Inc.	132,933	396,140
*	Halifax Corp.	12,629	8,525
*	Harmonic, Inc.	258,591	1,838,582
*	Harris Stratex Networks, Inc. Class A	5,881	38,991
#	Heartland Payment Systems, Inc.	102,197	1,779,250
*	hi/fn, inc.	244,585	648,150
* #	Hittite Microwave Corp.	59,536	1,950,995
*	Hutchinson Technology, Inc.	497,377	3,402,059
*	Hypercom Corp.	964,468	1,880,713
* #	i2 Technologies, Inc.	59,300	845,025
*	iCAD, Inc.	3,500	8,890
*	iGATE Capital Corp.	144,565	981,596
*	Ikanos Communications, Inc.	245,290	370,388
*	I-many, Inc.	110,892	19,961
*	Immersion Corp.	75,600	391,608
*	InFocus Corp.	795,204	707,732
	infoGROUP, Inc.	31,862	142,105
*	Informatica Corp.	245,857	3,454,291
	InfoSpace, Inc.	655,004	5,613,384
*	Innodata Isogen, Inc.	25,900	42,476
*	Innovex, Inc.	28,351	5,103
*	InPlay Technologies, Inc.	100	15
*	Insight Enterprises, Inc.	123,941	1,205,946
*	InsWeb Corp.	1,533	4,584
	Integral Systems, Inc.	61,350	1,507,370
*	Integrated Device Technology, Inc.	139,501	887,226
*	Integrated Silicon Solution, Inc.	434,263	786,016
*	Intelligent Systems Corp.	34,437	58,543
*	Intelligroup, Inc.	29,800	50,064
*	Interactive Intelligence, Inc.	40,441	297,241
*	Interlink Electronics, Inc.	23,100	5,082
* #	Intermec, Inc.	169,500	2,198,415
*	International Rectifier Corp.	109,200	1,686,048
*	Internet Brands, Inc.	17,300	112,277
*	Internet Capital Group, Inc.	305,897	1,749,731
*	Interwoven, Inc.	132,523	1,671,115
*	Intest Corp.	45,877	35,784
*	Intevac, Inc.	47,436	369,052
*	IntriCon Corp.	15,310	80,378
*	INX, Inc.	3,500	20,020

38

*	iPass, Inc.	535,797	1,018,014
*	iPCS, Inc.	500	8,160
* #	IPG Photonics Corp.	71,744	1,018,765
*	Isilon Systems, Inc.	44,750	153,045
*	Iteris, Inc.	19,424	28,942
*	Ixia	134,928	898,620
	IXYS Corp.	93,924	745,757
* #	j2 Global Communications, Inc.	133,364	2,149,828
#	Jack Henry & Associates, Inc.	91,511	1,739,624
*	Jaco Electronics, Inc.	66,196	58,915
*	JDA Software Group, Inc.	55,312	789,855
*	Jupitermedia Corp.	186,147	105,154
* #	Kemet Corp.	190,656	112,487
*	Keynote Systems, Inc.	33,400	327,320
*	Kopin Corp.	225,067	522,155
*	Kratos Defense & Security Solutions, Inc.	26,828	39,705
*	KVH Industries, Inc.	14,300	83,798
* #	L-1 Identity Solutions, Inc.	196,839	1,614,080
*	Lantronix, Inc.	14,000	7,000
*	Lattice Semiconductor Corp.	2,063,426	3,879,241
*	Lawson Software, Inc.	536,360	2,853,435
*	Leadis Technolgies, Inc.	18,119	12,140
*	LeCroy Corp.	220,102	1,093,907
*	LightPath Technologies, Inc.	1,850	1,499
*	Littlefuse, Inc.	51,600	962,856
*	Logic Devices, Inc.	6,400	5,504
*	LogicVision, Inc.	19,976	10,388
*	Logility, Inc.	25,287	134,021
*	LoJack Corp.	3,800	16,606
*	Loral Space & Communications, Inc.	184,868	2,125,982
*	LTX-Credence Corp.	1,396,379	865,755
*	Lumera Corp.	60,684	21,239
* #	Luna Innovations, Inc.	6,456	16,979
*	Macrovision Solutions Corp.	170,157	1,885,340
*	Management Network Group, Inc.	224,773	191,057
* #	Manhattan Associates, Inc.	72,894	1,225,348
*	ManTech International Corp. Class A	10,485	565,561
*	Mastec, Inc.	180,450	1,573,524
*	Mastech Holdings, Inc.	27	42
#	Maximus, Inc.	59,200	1,890,848
* #	Maxwell Technologies, Inc.	31,179	282,794
*	MDI, Inc.	9,933	3,477
*	Measurement Specialties, Inc.	8,760	93,557
*	Mechanical Technology, Inc.	7	8
	MedQuist, Inc.	15,960	62,404
* #	Mentor Graphics Corp.	113,227	831,086
*	Mercury Computer Systems, Inc.	358,437	2,573,578
*	Merix Corp.	381,315	217,350
	Mesa Laboratories, Inc.	11,438	205,884
	Methode Electronics, Inc.	42,400	321,816
	Micrel, Inc.	154,373	1,134,642
* #	Microsemi Corp.	193,402	4,204,559
*	MicroStrategy, Inc.	26,300	1,035,431
* #	Mindspeed Technologies, Inc.	4	6
*	MIPS Technologies, Inc.	133,600	372,744

39

*	MKS Instruments, Inc.	153,686	2,850,875
	Mocon, Inc.	20,958	178,143
*	ModusLink Global Solutions, Inc.	617,089	3,431,015
*	Monolithic Power Systems	85,019	1,444,473
* #	MoSys, Inc.	35,027	133,103
*	MPS Group, Inc.	266,800	2,078,372
* #	MRV Communications, Inc.	739,416	547,094
*	MSC.Software Corp.	38,500	331,100
*	MTM Technologies, Inc.	306	370
	MTS Systems Corp.	49,787	1,617,082
*	Nanometrics, Inc.	286,145	351,958
*	Napco Security Systems, Inc.	9,511	19,402
*	NCI, Inc.	21,183	504,155
* #	Neonode, Inc.	292	23
*	NETGEAR, Inc.	28,593	315,953
* #	NetLogic Microsystems, Inc.	55,978	1,182,255
*	NetScout Systems, Inc.	86,150	828,763
*	Network Engines, Inc.	124,077	50,872
*	Newport Corp.	6,218	44,707
	NIC, Inc.	175,465	942,247
*	Nu Horizons Electronics Corp.	312,815	588,092
*	NumereX Corp. Class A	26,866	115,524
*	NYFIX, Inc.	69,114	107,127
	O.I. Corp.	6,740	61,064
*	OmniVision Technologies, Inc.	74,300	601,087
*	Omtool, Ltd.	3,470	4,338
* #	ON Semiconductor Corp.	36,684	187,455
*	Online Resources Corp.	37,100	129,850
*	Onvia, Inc.	3,978	13,525
	Openwave Systems, Inc.	882,755	662,066
*	OPNET Technologies, Inc.	58,911	744,046
*	Opnext, Inc.	69,409	277,636
*	OPTi, Inc.	11,000	18,700
*	Optical Cable Corp.	15,754	72,311
* #	Orbcomm, Inc.	20,200	60,600
*	Orthovita, Inc.	76,703	210,166
*	OSI Systems, Inc.	41,500	477,250
*	Overland Storage, Inc.	219,703	59,320
* #	OYO Geospace Corp.	8,600	246,562
* #	Palm, Inc.	230,696	920,477
*	PAR Technology Corp.	30,885	152,881
*	Parametric Technology Corp.	210,113	2,729,368
	Park Electrochemical Corp.	51,950	1,123,159
* #	ParkerVision, Inc.	33,786	169,268
*	PC Connection, Inc.	36,900	222,876
	PC-Tel, Inc.	61,900	363,353
*	PDF Solutions, Inc.	1,059	3,177
*	Peerless Systems Corp.	22,500	42,525
	Pegasystems, Inc.	94,167	1,231,704
*	Perceptron, Inc.	14,618	61,980
* #	Perficient, Inc.	47,237	259,331
*	Performance Technologies, Inc.	130,190	404,891
*	Pericom Semiconductor Corp.	58,436	455,801
*	Perot Systems Corp.	171,737	2,471,295
*	Pervasive Software, Inc.	42,607	176,819

40

*	Pfsweb, Inc.	6,817	12,680
*	Phoenix Technologies, Ltd.	55,836	246,795
*	Photronics, Inc.	115,006	79,354
*	Physicians Formula Holdings, Inc.	27,145	95,822
*	Pixelworks, Inc.	3	3
*	Planar Systems, Inc.	301,370	602,740
*	PlanetOut, Inc.	22,918	36,669
	Plantronics, Inc.	144,900	2,092,356
*	PLATO Learning, Inc.	342,530	589,152
*	Plexus Corp.	74,361	1,387,576
*	PLX Technology, Inc.	11,700	40,248
*	PMC-Sierra, Inc.	594,654	2,782,981
*	Power Integrations, Inc.	68,800	1,444,112
* #	Powerwave Technologies, Inc.	1,931,124	1,834,568
*	Presstek, Inc.	22,800	95,304
* ●	Price Communications Liquidation Trust	159,870	21,835
* #	Progress Software Corp.	107,903	2,475,295
	QAD, Inc.	34,976	178,378
#	Quality Systems, Inc.	72,918	2,806,614
	Qualstar Corp.	1,200	2,652
*	Quantum Corp.	537,758	155,950
*	Quest Software, Inc.	296,730	3,931,673
*	QuickLogic Corp.	77,495	75,170
*	Rackable Systems, Inc.	23,500	167,555
*	Radiant Systems, Inc.	34,744	183,101
*	RadiSys Corp.	168,007	1,070,205
*	Ramtron International Corp.	63,900	149,526
*	RealNetworks, Inc.	375,119	1,605,509
* #	Research Frontiers, Inc.	4,300	16,469
	RF Industries, Ltd.	5,641	25,385
* #	RF Micro Devices, Inc.	73,595	146,454
*	RF Monolithics, Inc.	23,489	12,449
	Richardson Electronics, Ltd.	62,080	311,642
*	Rimage Corp.	7,400	109,076
*	Riverbed Technology, Inc.	98,641	1,235,972
*	Rofin-Sinar Technologies, Inc.	83,154	1,853,503
*	Rogers Corp.	37,200	1,119,720
*	Rudolph Technologies, Inc.	577,321	1,934,025
*	S1 Corp.	176,311	1,105,470
*	Saba Software, Inc.	16	26
*	Safeguard Scientifics, Inc.	223,982	176,946
*	Sanmina-SCI Corp.	434,058	325,544
*	Sapient Corp.	339,907	1,866,089
* #	SatCon Technology Corp.	101,496	159,349
*	ScanSource, Inc.	70,300	1,394,752
*	Schmitt Industries, Inc.	2,366	11,818
*	Scientific Learning Corp.	7,350	17,199
*	SCM Microsystems, Inc.	50,472	100,439
*	SeaChange International, Inc.	79,673	608,702
*	Secure Computing Corp.	176,742	1,000,360
*	Selectica, Inc.	74,160	79,351
*	Semitool, Inc.	27,760	164,062
* #	Semtech Corp.	98,816	1,197,650
*	SI International, Inc.	32,743	942,998
* #	Sigma Designs, Inc.	56,200	623,258

41

*	Sigmatron International, Inc.	2,200	7,348
*	Silicon Image, Inc.	22,789	104,146
* #	Silicon Laboratories, Inc.	92,924	2,412,307
*	Silicon Storage Technology, Inc.	90,400	284,760
*	Simulations Plus, Inc.	36,778	44,134
* #	Skyworks Solutions, Inc.	466,293	3,324,669
* #	Smith Micro Software, Inc.	18,300	114,375
*	Soapstone Networks, Inc.	171,954	495,228
*	Sonic Foundry, Inc.	110,100	57,252
*	SonicWALL, Inc.	60,100	269,248
*	Sourcefire, Inc.	24,200	153,428
*	Spansion, Inc.	75,008	46,505
*	Spectrum Control, Inc.	65,033	405,156
* #	SPSS, Inc.	52,242	1,220,373
*	SRA International, Inc.	114,700	2,119,656
*	SRS Labs, Inc.	30,438	155,538
*	Stamford Industrial Group, Inc.	12,100	9,559
*	Standard Microsystems Corp.	60,217	1,084,508
	StarTek, Inc.	143,643	475,458
* #	STEC, Inc.	131,815	724,983
*	SteelCloud, Inc.	9,647	5,692
* #	Stratasys, Inc.	58,900	711,512
*	SumTotal Systems, Inc.	67,894	217,940
*	Sunair Electronics, Inc.	14,901	30,547
*	Sunrise Telecom, Inc.	18,500	6,845
* #	Supertex, Inc.	36,000	868,320
*	SupportSoft, Inc.	39,000	97,500
*	Sycamore Networks, Inc.	733,288	2,449,182
*	Sykes Enterprises, Inc.	115,587	1,844,769
*	Symmetricom, Inc.	496,075	2,207,534
* #	Synaptics, Inc.	105,950	3,272,796
*	SYNNEX Corp.	76,400	1,178,852
#	Syntel, Inc.	108,782	2,705,408
	Taitron Components, Inc.	2,900	2,407
	Take-Two Interactive Software, Inc.	209,601	2,485,868
*	Tech Data Corp.	80,676	1,730,500
*	Technical Communications Corp.	400	1,820
*	Technology Solutions Co.	36,125	92,661
*	TechTeam Global, Inc.	74,753	437,305
*	Techwell, Inc.	39,996	350,365
* #	Tekelec	182,792	2,319,630
* #	TeleCommunication Systems, Inc.	97,599	671,481
* #	Telkonet, Inc.	21,607	4,970
*	Tellabs, Inc.	189,732	804,464
*	Teradyne, Inc.	34,200	174,420
* #	Terremark Worldwide, Inc.	104,545	471,498
*	Tessco Technologies, Inc.	18,898	207,311
*	The Knot, Inc.	900	6,210
	TheStreet.com, Inc.	61,625	242,803
*	TIBCO Software, Inc.	474,473	2,443,536
*	Tier Technologies, Inc. Class B	56,086	335,394
*	TII Network Technologies, Inc.	2,460	1,648
*	TNS, Inc.	59,210	839,598
*	Tollgrade Communications, Inc.	257,526	1,133,114
*	Track Data Corp.	39,316	63,889

42

*	Transact Technologies, Inc.	27,550	192,850
*	Transcat, Inc.	5,900	47,141
*	Trans-Lux Corp.	4,588	6,515
* #	Transwitch Corp.	184,579	77,523
*	Travelzoo, Inc.	2,700	11,934
	Trio-Tech International	400	900
*	Triquint Semiconductor, Inc.	324,078	1,451,869
*	Troy Group, Inc.	13,200	29,700
	TSR, Inc.	10,113	20,226
*	TTM Technologies, Inc.	101,000	723,160
* #	Tyler Technologies, Inc.	109,800	1,492,182
*	Ulticom, Inc.	111,530	638,509
*	Ultimate Software Group, Inc.	66,599	887,765
*	Ultra Clean Holdings, Inc.	1,500	4,530
*	Ultratech, Inc.	50,599	763,033
* #	Unica Corp.	42,893	221,757
	United Online, Inc.	236,535	1,750,359
* #	Universal Display Corp.	86,216	932,857
*	UTStarcom, Inc.	542,761	1,291,771
*	Varian Semiconductor Equipment Associates, Inc.	23,810	467,152
*	VeriFone Holdings, Inc.	87,000	988,320
*	Verint Systems, Inc.	84,334	864,424
*	Viasat, Inc.	76,591	1,395,488
*	Vicon Industries, Inc.	15,389	72,328
*	Video Display Corp.	11,784	97,572
*	Vignette Corp.	527,254	4,281,302
*	Vishay Intertechnology, Inc.	370,999	1,599,006
* #	Vocus, Inc.	33,616	565,757
*	Volterra Semiconductor Corp.	53,476	504,813
	Wayside Technology Group, Inc.	3,900	22,464
*	Web.com Group, Inc.	163,052	800,585
*	Websense, Inc.	118,472	2,312,573
*	Westell Technologies, Inc.	315,209	99,890
*	White Electronics Designs Corp.	43,428	173,278
*	Wind River Systems, Inc.	193,783	1,693,663
*	Winland Electronics, Inc.	23,806	13,093
*	Wireless Telecom Group, Inc.	64,560	38,090
*	WPCS International, Inc.	34,365	103,095
*	Wright Express Corp.	74,850	1,024,697
*	Zebra Technologies Corp. Class A	45,457	920,050
*	Zhone Technologies, Inc.	288,606	35,210
*	ZILOG, Inc.	54,368	154,405
* #	Zix Corp.	35,367	63,307
*	Zones, Inc.	14,371	116,549
*	Zoran Corp.	809,353	6,588,133
*	Zygo Corp.	16,800	144,312
Total Information Technology			340,920,516

Materials — (3.9%)
	A. Schulman, Inc.	70,355	1,260,058
	A.M. Castle & Co.	7,937	96,593
*	AEP Industries, Inc.	13,511	264,410
#	AMCOL International Corp.	81,875	2,008,394
*	American Pacific Corp.	25,833	298,371
#	American Vanguard Corp.	38,331	560,783

43

	Arch Chemicals, Inc.	66,742	1,893,471
#	Balchem Corp.	47,037	1,202,266
* #	Basin Water, Inc.	39,173	27,813
*	Brush Engineered Materials, Inc.	45,700	560,739
*	Buckeye Technologies, Inc.	521,364	3,070,834
*	Bway Holding Co.	3,515	26,292
#	Cabot Corp.	102,803	2,719,139
	Calgon Carbon Corp.	123,600	1,646,352
*	Caraustar Industries, Inc.	86,785	31,329
* #	Century Aluminum Co.	13,643	171,493
	Chemtura Corp.	379,539	656,602
	Chesapeake Corp.	54,002	2,484
	Compass Minerals International, Inc.	71,100	3,905,523
*	Constar International, Inc.	40,577	16,637
*	Continental Materials Corp.	300	5,438
*	Core Molding Technologies, Inc.	10,000	32,500
#	Deltic Timber Corp.	34,133	1,554,758
*	Detrex Corp.	500	2,625
	Ferro Corp.	117,630	1,820,912
	Flamemaster Corp.	189	1,040
	Friedman Industries, Inc.	21,781	112,172
#	Georgia Gulf Corp.	295,175	678,903
#	Gibraltar Industries, Inc.	302,619	4,009,702
	H.B. Fuller Co.	162,218	2,866,392
	Hawkins, Inc.	34,970	570,710
* #	Headwaters, Inc.	118,766	1,258,920
* #	Hecla Mining Co.	111,400	277,386
#	Hercules, Inc.	129,800	2,181,938
*	ICO, Inc.	8,420	37,637
*	Impreso, Inc.	5,200	14,560
	Innophos Holdings, Inc.	31,435	840,886
*	ION Geophysical Corp.	224,300	1,471,408
	Koppers Holdings, Inc.	7,900	187,941
	Kronos Worldwide, Inc.	2,899	36,817
*	Landec Corp.	73,100	683,485
	Louisiana-Pacific Corp.	214,684	1,030,483
*	Material Sciences Corp.	254,823	1,256,277
*	Maxxam, Inc.	63,722	860,247
	Minerals Technologies, Inc.	50,300	2,855,028
*	Mod-Pac Corp.	30,416	89,727
	Myers Industries, Inc.	84,419	892,309
	Neenah Paper, Inc.	104,799	946,335
	NewMarket Corp.	43,500	1,639,515
	NL Industries, Inc.	123,090	1,696,180
	NN, Inc.	50,975	367,530
*	Northern Technologies International Corp.	13,520	139,932
* #	Northwest Pipe Co.	24,064	691,359
	Olin Corp.	200,552	3,642,024
	Olympic Steel, Inc.	22,800	521,208
*	OM Group, Inc.	86,800	1,852,312
	P.H. Glatfelter Co.	92,400	952,644
	Penford Corp.	25,900	333,333
*	PolyOne Corp.	64,100	304,475
	Quaker Chemical Corp.	28,720	549,414
*	Rock of Ages Corp.	60,912	182,736

44

	Rock-Tenn Co. Class A	106,000	3,223,460
*	Rosetta Resources, Inc.	92,642	977,373
	Royal Gold, Inc.	76,335	2,200,738
*	RTI International Metals, Inc.	42,000	663,180
	Schweitzer-Maudoit International, Inc.	219,556	3,670,976
	Sensient Technologies Corp.	125,500	3,166,365
#	Silgan Holdings, Inc.	92,969	4,326,777
	Spartech Corp.	637,365	4,053,641
	Stepan Co.	24,400	874,252
#	Synalloy Corp.	13,650	102,375
#	Temple-Inland, Inc.	23,600	139,948
#	Texas Industries, Inc.	52,000	1,644,760
#	The Scotts Miracle-Gro Co. Class A	102,900	2,687,748
*	U.S. Concrete, Inc.	708,575	2,232,011
* #	U.S. Energy Corp.	10,000	23,200
* #	U.S. Gold Corp.	125,585	87,910
*	UFP Technologies, Inc.	3,500	18,410
* #	United States Lime & Minerals, Inc.	18,396	469,098
*	Universal Stainless & Alloy Products, Inc.	6,405	118,044
#	Valhi, Inc.	13,478	193,005
	Valspar Corp.	64	1,309
	Vulcan International Corp.	700	38,500
	Wausau Paper Corp.	361,543	3,347,888
*	Webco Industries, Inc.	600	44,097
#	Westlake Chemical Corp.	117,218	2,136,884
*	Williams Industries, Inc.	1,200	1,884
	Worthington Industries, Inc.	74,629	900,772
	Zep, Inc.	2,700	56,835
* #	Zoltek Companies, Inc.	40,300	475,137
Total Materials			97,745,358

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	60,391
* ●	Noel Group, Inc.	8,000	104
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	20
Total Other			60,929

Telecommunication Services — (0.7%)
	Alaska Communications Systems Group, Inc.	115,643	1,080,106
	Arbinet-thexchange, Inc.	7,900	22,910
*	Centennial Communications Corp.	90,935	323,729
* #	Cogent Communications Group, Inc.	100,400	479,912
	Consolidated Communications Holdings, Inc.	69,076	711,483
	D&E Communications, Inc.	222,712	1,558,984
*	General Communications, Inc. Class A	113,181	869,230
*	GoAmerica, Inc.	56	287
	Hickory Tech Corp.	29,945	187,156
	IDT Corp.	38,578	34,334
	IDT Corp. Class B	161,316	166,155
#	Iowa Telecommunications Services, Inc.	71,700	1,084,104

45

*	LCC International, Inc. Class A	69,875	1,048
* #	NeuStar, Inc.	111,600	2,198,520
* #	NextWave Wireless, Inc.	82,078	22,982
*	NTELOS Holdings Corp.	2,800	72,800
*	Occam Networks, Inc.	15,877	44,614
*	Point.360	4,284	5,612
*	Premiere Global Services, Inc.	199,337	1,983,403
	Shenandoah Telecommunications Co.	7,556	181,117
*	Spark Networks, Inc.	24,358	73,561
	SureWest Communications	186,156	3,289,377
*	Syniverse Holdings, Inc.	123,722	2,325,974
* #	USA Mobility, Inc.	5,300	51,145
	Warwick Valley Telephone Co.	6,096	50,292
*	Xeta Corp.	69,805	118,669
Total Telecommunication Services			16,937,504

Utilities — (2.6%)
#	ALLETE, Inc.	83,066	2,907,310
*	AMEN Properties, Inc.	1,975	11,218
	American States Water Co.	46,631	1,595,247
	Artesian Resources Corp. Class A	6,222	89,783
#	Avista Corp.	143,550	2,850,903
	Black Hills Corp.	95,999	2,423,975
*	Cadiz, Inc.	18,251	253,871
	California Water Service Group	56,495	2,121,952
	Central Vermont Public Service Corp.	30,150	600,287
	CH Energy Group, Inc.	43,250	1,783,198
	Chesapeake Utilities Corp.	20,310	634,484
	Cleco Corp.	157,387	3,621,475
	Connecticut Water Services, Inc.	23,871	632,582
	Delta Natural Gas Co., Inc.	7,020	172,481
*	El Paso Electric Co.	125,400	2,322,408
#	Empire District Electric Co.	82,800	1,590,588
	Energy West, Inc.	6,200	51,460
*	Environmental Power Corp.	29,836	19,990
	Florida Public Utilities Co.	6,733	79,988
	Great Plains Energy, Inc.	75	1,458
#	IDACORP, Inc.	112,400	2,996,584
	Laclede Group, Inc.	60,400	3,160,128
*	Maine & Maritimes Corp.	4,060	133,980
	MGE Energy, Inc.	57,227	2,038,998
	Middlesex Water Co.	36,408	627,674
	New Jersey Resources Corp.	111,150	4,139,226
	Nicor, Inc.	28,441	1,314,259
	Northwest Natural Gas Co.	77,000	3,917,760
	NorthWestern Corp.	69,899	1,365,826
#	Ormat Technologies, Inc.	74,400	1,797,504
	Otter Tail Corp.	80,560	1,891,549
	Portland General Electric Co.	128,100	2,628,612
	RGC Resources, Inc.	3,464	88,297
	SJW Corp.	49,450	1,374,710
	South Jersey Industries, Inc.	79,828	2,719,740
	Southern Union Co.	1	13
	Southwest Gas Corp.	111,100	2,901,932
	Southwest Water Co.	68,167	543,291

46

	UIL Holdings Corp.	64,466	2,127,378
	Unisource Energy Corp.	94,485	2,605,896
	Unitil Corp.	9,710	233,040
#	WGL Holdings, Inc.	130,372	4,196,675
	York Water Co.	4,569	54,828
Total Utilities			66,622,558

TOTAL COMMON STOCKS			2,022,005,723

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	12
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
* ●	Federal-Mogul Corp. Warrants 12/27/14	4,373	918
*	Lantronix, Inc. Warrants 2008	65	33
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
*	Valley National Bancorp Warrants 06/30/15	616	4,306
TOTAL RIGHTS/WARRANTS			5,269

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $82,815,000 FNMA 5.11%(r), 01/01/36, valued at $53,960,447) to be repurchased at $53,164,164	$53,160	53,160,000

		Shares
SECURITIES LENDING COLLATERAL — (18.2%)
§ @	DFA Short Term Investment Fund LP	423,607,839	423,607,839
@	PNC Demand Deposit Account 0.22%	10,000,000	10,000,000

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $36,131,387 FNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 08/01/36 to 11/01/37 & U.S. Treasury STRIP, rates ranging from 1.423%(y) to 4.623%(y), maturities ranging from 11/15/10 to 02/15/17, valued at $28,847,755) to be repurchased at $28,107,400	$28,107	28,106,849

TOTAL SECURITIES LENDING COLLATERAL			461,714,688

TOTAL INVESTMENTS - (100.0%) (Cost $2,867,896,535)			$2,536,885,680

See accompanying Notes to Financial Statements.

47

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (81.5%)
Consumer Discretionary — (12.5%)
* #	1-800-FLOWERS.COM, Inc.	161,868	$865,994
*	4Kids Entertainment, Inc.	123,488	653,252
*	99 Cents Only Stores	377,975	4,611,295
*	A.C. Moore Arts & Crafts, Inc.	200,906	558,519
* #	AbitibiBowater, Inc.	246,415	480,509
*	Acme Communications, Inc.	145,810	72,905
	Acme United Corp.	31,807	327,612
*	AFC Enterprises, Inc.	11,008	53,499
	Aldila, Inc.	53,836	231,495
*	Alloy, Inc.	33,192	166,624
	Ambassadors Group, Inc.	143,294	1,495,989
*	Ambassadors International, Inc.	791	1,463
	AMCON Distributing Co.	5,690	104,696
* #	AMDL, Inc.	882	864
	American Axle & Manufacturing Holdings, Inc.	117,100	420,389
*	American Biltrite, Inc.	116,159	482,060
* #	America’s Car-Mart, Inc.	105,056	1,715,564
	Ameristar Casinos, Inc.	29,430	271,050
#	Arctic Cat, Inc.	114,789	870,101
	Ark Restaurants Corp.	21,766	271,857
#	ArvinMeritor, Inc.	3,137,462	18,573,775
	Asbury Automotive Group, Inc.	322,198	1,047,143
*	Ashworth, Inc.	133,600	244,488
*	ATC Technology Corp.	216,255	4,742,472
*	Audiovox Corp. Class A	165,885	977,063
* #	Avatar Holdings, Inc.	80,366	2,728,426
*	Bakers Footwear Group, Inc.	60,195	74,040
*	Ballantyne of Omaha, Inc.	1,094	1,969
*	Barry (R.G.) Corp.	163,435	843,325
	Bassett Furniture Industries, Inc.	90,500	399,105
	Beasley Broadcast Group, Inc.	65,543	97,659
	Beazer Homes USA, Inc.	429,016	1,359,981
#	Belo Corp.	368,815	1,220,778
#	Belo Corp. Class A	2,125,623	4,527,577
*	Benihana, Inc.	15,570	43,907
*	Benihana, Inc. Class A	3,619	10,785
#	Big 5 Sporting Goods Corp.	1,031	6,475
*	Birks & Mayors, Inc.	13,946	10,459
* #	BJ’s Restaurants, Inc.	100,654	894,814
#	Blockbuster, Inc. Class A	747,928	1,136,851
* #	Blockbuster, Inc. Class B	269,832	234,754
* #	Blue Nile, Inc.	52,402	1,602,453
*	Bluegreen Corp.	277,229	1,344,561
	Blyth, Inc.	1,918	16,495

1

#	Bon-Ton Stores, Inc.	133,472	298,977
	Books-A-Million, Inc.	37,000	116,550
	Borders Group, Inc.	122,157	414,112
	Bowl America, Inc. Class A	55,406	590,074
*	Broadview Institute, Inc.	15,800	19,355
#	Brookfield Homes Corp.	72,100	660,436
	Brown Shoe Company, Inc.	120,028	1,265,095
#	Brunswick Corp.	2,156,278	7,482,285
* #	Buffalo Wild Wings, Inc.	156,089	4,414,197
*	Build-A-Bear-Workshop, Inc.	842	4,378
* #	Cabela’s, Inc.	205,540	1,634,043
*	Cache, Inc.	85,059	305,362
* #	California Coastal Communities, Inc.	107,476	136,495
*	California Pizza Kitchen, Inc.	181,960	1,777,749
	Callaway Golf Co.	102,600	1,073,196
	Canterbury Park Holding Corp.	24,468	168,829
	Carmike Cinemas, Inc.	126,443	271,852
*	Carriage Services, Inc.	168,400	400,792
*	Carrols Restaurant Group, Inc.	8	16
*	Casual Male Retail Group, Inc.	140,470	266,893
*	Catalina Lighting, Inc.	11,080	11,191
	Cato Corp. Class A	253,222	3,930,005
*	Cavalier Homes, Inc.	169,400	269,346
*	Cavco Industries, Inc.	56,747	1,931,100
	CBRL Group, Inc.	33,786	673,017
* #	CEC Entertainment, Inc.	128,411	3,297,594
*	Champion Enterprises, Inc.	6,142	11,486
* #	Charles and Colvard, Ltd.	53,548	16,064
*	Charlotte Russe Holding, Inc.	132,762	1,121,839
* #	Charming Shoppes, Inc.	2,986,815	3,285,496
#	Cherokee, Inc.	20,759	428,673
	Christopher & Banks Corp.	1,867	9,746
*	Chromcraft Revington, Inc.	97,750	43,987
	Churchill Downs, Inc.	112,024	4,254,672
#	Citadel Broadcasting Co.	423,965	127,189
* #	Citi Trends, Inc.	1,096	18,336
	CKE Restaurants, Inc.	220,441	1,871,544
	Coachmen Industries, Inc.	117,100	126,468
	Coast Distribution System, Inc.	41,382	91,040
	Cobra Electronics Corp.	14,173	22,819
*	Coinstar, Inc.	260,062	6,238,887
* #	Coldwater Creek, Inc.	347,785	1,248,548
	Collectors Universe, Inc.	87,291	323,852
*	Concord Camera Corp.	49,560	98,129
* #	Conn’s, Inc.	235,758	3,194,521
#	Cooper Tire & Rubber Co.	94,500	721,035
* #	Cosi, Inc.	3,033	3,518
* #	Cost Plus, Inc.	148,999	253,298
	Courier Corp.	141,318	2,460,346
* #	Cox Radio, Inc.	1,269,099	6,916,590
	CPI Corp.	514	3,752
	Craftmade International, Inc.	63,108	120,536
* #	Crown Media Holdings, Inc.	170,294	529,614
	CSS Industries, Inc.	53,050	1,177,710
*	Culp, Inc.	397,780	1,141,629

2

*	Cumulus Media, Inc. Class A	138,366	145,284
*	Cybex International, Inc.	6,772	13,409
*	Cycle Country Accessories Corp.	488	342
* #	Daily Journal Corp.	200	7,740
	Decorator Industries, Inc.	20,587	26,248
*	DEI Holdings, Inc.	25,913	5,960
*	dELiA*s, Inc.	1,160	2,807
*	Delta Apparel, Inc.	118,709	724,125
*	Design Within Reach, Inc.	969	1,948
*	DG FastChannel, Inc.	149,760	2,652,250
*	Diedrich Coffee, Inc.	28,625	30,056
#	Dillards, Inc. Class A	363,584	1,937,903
#	DineEquity, Inc.	71,400	1,287,342
*	Dixie Group, Inc.	104,300	427,630
*	Domino’s Pizza, Inc.	218,046	1,297,374
*	Dorman Products, Inc.	157,224	1,768,770
#	Dover Downs Gaming & Entertainment, Inc.	136,270	697,702
	Dover Motorsports, Inc.	168,371	360,314
* #	Drew Industries, Inc.	188,220	2,277,462
* #	drugstore.com, Inc.	28,851	51,355
* #	DSW, Inc.	58,600	757,698
*	Duckwall-ALCO Stores, Inc.	52,900	681,881
	E.W. Scripps Co.	47,321	220,043
*	Eddie Bauer Holdings, Inc.	9,978	34,225
	Educational Development Corp.	31,715	132,569
*	Einstein Noah Restaurant Group, Inc.	2,952	23,675
*	ELXSI Corp.	7,100	13,312
*	Emerson Radio Corp.	243,478	141,217
	Emmis Communications Corp. Class A	303,222	197,094
* #	Empire Resorts, Inc.	15,100	36,995
* #	Enova Systems, Inc.	376	414
#	Entercom Communications Corp.	1,342,493	926,320
*	Entravision Communications Corp.	2,326,052	4,396,238
* #	Escala Group, Inc.	245,312	576,483
	Escalade, Inc.	62,320	84,755
#	Ethan Allen Interiors, Inc.	211,231	3,778,923
*	Famous Dave’s of America, Inc.	48,226	202,067
	Federal Screw Works	33,750	126,562
	Finish Line, Inc. Class A	346,634	3,317,287
	Fisher Communications, Inc.	21,372	788,627
*	Flanigan’s Enterprises, Inc.	20,756	93,402
	Flexsteel Industries, Inc.	61,300	498,369
	Footstar, Inc.	81,000	238,950
*	Fountain Powerboat Industries, Inc.	35,015	16,457
* #	Franklin Covey Co.	189,294	965,399
*	Franklin Electronic Publishers, Inc.	81,300	103,657
*	Frederick’s of Hollywood Group	403	161
#	Fred’s, Inc.	304,496	3,730,076
	Frisch’s Restaurants, Inc.	63,868	1,092,143
* #	Fuel Systems Solutions, Inc.	149,650	4,257,542
*	Full House Resorts, Inc.	502	602
#	Furniture Brands International, Inc.	169,712	965,661
*	Gaiam, Inc.	3,551	29,118
*	GameTech International, Inc.	40,474	95,519
*	Gaming Partners International Corp.	10,059	68,301

3

* #	Gander Mountain Co.	186,898	379,403
* #	Genesco, Inc.	147,400	3,656,994
*	Gentek, Inc.	91,981	1,655,658
*	G-III Apparel Group, Ltd.	157,405	2,173,763
*	Global Entertainment Corp.	5	5
*	Gottschalks, Inc.	130,400	91,280
#	Gray Television, Inc.	352,972	176,486
	Gray Television, Inc. Class A	41,200	61,800
*	Great Wolf Resorts, Inc.	171,847	324,791
#	Group 1 Automotive, Inc.	97,100	975,855
* #	GSI Commerce, Inc.	312,741	3,236,869
*	Hampshire Group, Ltd.	25,800	125,130
#	Handleman Co.	75,205	97,014
*	Harris Interactive, Inc.	559,304	648,793
#	Harte-Hanks, Inc.	64,792	454,840
*	Hartmarx Corp.	323,000	190,570
*	Hastings Entertainment, Inc.	95,270	431,573
#	Haverty Furniture Co., Inc.	141,600	1,393,344
	Haverty Furniture Co., Inc. Class A	15,300	152,694
*	Hawk Corp.	80,416	1,162,011
*	Hayes Lemmerz International, Inc.	920,489	1,224,250
*	Heelys, Inc.	4,500	15,795
*	Helen of Troy, Ltd.	97,920	1,761,581
* #	Hibbett Sporting Goods, Inc.	205,898	3,667,043
*	Hollywood Media Corp.	2,692	5,169
	Hooker Furniture Corp.	73,012	665,139
*	Hot Topic, Inc.	21,128	136,909
* #	Hovnanian Enterprises, Inc. Class A	92,768	397,975
* #	Iconix Brand Group, Inc.	93,483	1,018,030
*	ILX Resorts, Inc.	26,797	33,228
*	Image Entertainment, Inc.	149,561	115,162
*	Infosonics Corp.	69,762	29,300
*	Insignia Systems, Inc.	51,150	87,978
	Interface, Inc. Class A	276,618	1,950,157
*	Interstate Hotels & Resorts, Inc.	267,685	262,331
* #	iRobot Corp.	72,267	745,795
* #	Isle of Capri Casinos, Inc.	2,389	12,160
	J. Alexander’s Corp.	128,587	623,647
	Jackson Hewitt Tax Service, Inc.	1,857	25,589
*	Jaclyn, Inc.	20,127	91,075
*	JAKKS Pacific, Inc.	227,958	5,099,420
*	Jarden Corp.	177,918	3,166,940
*	Jennifer Convertibles, Inc.	394	162
*	Jo-Ann Stores, Inc.	231,900	4,443,204
	Johnson Outdoors, Inc.	65,833	550,364
	Jones Apparel Group, Inc.	222,509	2,472,075
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,497,442
	Journal Communications, Inc. Class A	29,735	74,337
#	KB HOME	84,615	1,412,224
	Kenneth Cole Productions, Inc. Class A	3,751	49,813
	Kimball International, Inc. Class B	256,195	1,908,653
*	Kirkland’s, Inc.	1,076	2,260
* #	Knology, Inc.	40,831	197,622
*	Kona Grill, Inc.	366	930
	Koss Corp.	83,900	1,002,605

4

* #	Krispy Kreme Doughnuts, Inc.	3,140	8,666
	KSW, Inc.	59,720	283,073
#	K-Swiss, Inc. Class A	24,676	373,348
	LaCrosse Footwear, Inc.	34,799	497,626
*	Lakeland Industries, Inc.	40,544	402,602
*	Lakes Entertainment, Inc.	153,884	661,701
#	Landry’s Restaurants, Inc.	34,900	437,995
*	Lazare Kaplan International, Inc.	137,100	987,120
#	La-Z-Boy, Inc.	475,991	2,751,228
*	LeapFrog Enterprises, Inc.	144,205	973,384
*	Lear Corp.	863,557	1,735,750
#	Lee Enterprises, Inc.	63,153	157,882
#	Libbey, Inc.	1,142	4,180
	Liberty Homes, Inc. Class A	200	305
#	Lifetime Brands, Inc.	124,920	612,108
*	LIN TV Corp.	258,800	442,548
*	Lincoln Educational Services	123,921	1,791,898
#	Lithia Motors, Inc. Class A	108,443	444,616
* #	Lodgenet Entertainment Corp.	1,719	1,719
*	Lodgian, Inc.	229,691	1,171,424
*	LOUD Technologies, Inc.	22,580	22,580
*	Luby’s, Inc.	251,150	1,215,566
* #	Lumber Liquidators, Inc.	39,069	325,445
#	M/I Homes, Inc.	451,251	6,141,526
*	Mace Security International, Inc.	136,938	119,136
*	Magna Entertainment Corp.	457	864
*	Maidenform Brands, Inc.	138,905	1,525,177
#	Marine Products Corp.	322,455	1,995,996
* #	MarineMax, Inc.	171,676	398,288
* #	Martha Stewart Living Omnimedia, Inc.	68,450	357,993
*	McCormick & Schmick’s Seafood Restaurants, Inc.	12,491	61,081
	McRae Industries, Inc. Class A	8,800	136,400
*	Meade Instruments Corp.	152,660	25,952
#	Media General, Inc. Class A	43,000	328,090
*	Mediacom Communications Corp.	541,409	2,403,856
*	Merisel, Inc.	5	6
* #	Meritage Homes Corp.	107,900	1,481,467
*	Midas, Inc.	99,788	1,300,238
#	Modine Manufacturing Co.	107,801	797,727
	Monaco Coach Corp.	276,700	608,740
*	Monarch Casino & Resort, Inc.	145,340	1,294,979
	Monro Muffler Brake, Inc.	210,604	4,534,304
*	Morgans Hotel Group	2,141	10,191
*	Morgan’s Foods, Inc.	500	1,062
*	Morton’s Restaurant Group, Inc.	54,367	188,110
*	Mothers Work, Inc.	43,319	380,341
*	Motorcar Parts of America, Inc.	199	903
	Movado Group, Inc.	192,300	2,924,883
*	MTR Gaming Group, Inc.	2,183	5,850
* #	Multimedia Games, Inc.	266,909	806,065
*	Nathan’s Famous, Inc.	57,075	897,219
	National CineMedia, Inc.	365	2,956
*	National Lampoon, Inc.	26,720	21,376
	National Presto Industries, Inc.	24,515	1,624,119
	Nautilus Group, Inc.	310,614	757,898

5

*	Navarre Corp.	246,157	226,464
*	Nevada Gold & Casinos, Inc.	352	208
	New Frontier Media, Inc.	1,926	3,698
*	New Motion, Inc.	96,610	171,966
*	New York & Co., Inc.	199,199	561,741
*	Nitches, Inc.	33,639	14,465
*	Nobel Learning Communities, Inc.	71,537	967,180
	Nobility Homes, Inc.	43,800	512,022
#	Noble International, Ltd.	1,343	2,149
*	NTN Communications, Inc.	55,566	6,668
#	Nutri/System, Inc.	89,121	1,261,062
	OfficeMax, Inc.	379,605	3,055,820
*	Ohio Art Co.	3,600	18,000
*	Orange 21, Inc.	13,301	19,951
#	Orleans Homebuilders, Inc.	169,600	520,672
	O’Charleys, Inc.	221,831	1,663,732
*	Outdoor Channel Holdings, Inc.	142,323	1,138,584
* #	Overstock.com, Inc.	195,758	2,429,357
	Oxford Industries, Inc.	141,900	1,911,393
*	P & F Industries, Inc. Class A	4,983	6,877
* #	P.F. Chang’s China Bistro, Inc.	98,647	2,018,318
*	Pacific Sunwear of California, Inc.	1,285	4,395
* #	Palm Harbor Homes, Inc.	206,034	1,771,892
*	Papa John’s International, Inc.	217,257	4,901,318
*	PC Mall, Inc.	121,582	544,687
#	Penske Automotive Group, Inc.	1,152,883	9,442,112
*	Perfumania Holdings, Inc.	10,825	47,846
*	Perry Ellis International, Inc.	119,400	1,168,926
* #	PetMed Express, Inc.	237,313	4,190,948
*	Phoenix Footwear Group, Inc.	62,100	25,150
#	Pier 1 Imports, Inc.	759,929	1,048,702
* #	Pinnacle Entertainment, Inc.	540,950	3,029,320
*	Playboy Enterprises, Inc. Class A	75	274
* #	Playboy Enterprises, Inc. Class B	2,252	5,562
* #	PokerTek, Inc.	294	617
*	Pomeroy IT Solutions, Inc.	114,040	296,504
*	Premier Exhibitions, Inc.	2,033	2,094
#	Pre-Paid Legal Services, Inc.	139,400	5,503,512
	PRIMEDIA, Inc.	2,731	3,414
* #	Princeton Review, Inc.	313,009	1,743,460
*	Progressive Gaming International Corp.	40,752	13,448
*	Proliance International, Inc.	92,420	55,452
*	QEP Co., Inc.	33,487	119,549
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	344,687
* #	R.H. Donnelley Corp.	12,120	10,302
*	Radio One, Inc. Class D	253,017	20,216
*	Rainmaker Systems, Inc.	1,126	1,407
*	RC2 Corp.	194,880	2,474,976
#	RCN Corp.	154,744	998,099
*	Reading International, Inc. Class A	130,140	718,373
*	Reading International, Inc. Class B	11,620	71,695
*	Red Lion Hotels Corp.	168,696	467,288
* #	Red Robin Gourmet Burgers, Inc.	1,270	19,291
*	Regent Communications, Inc.	482,407	139,898
*	Rentrak Corp.	104,800	1,189,480

6

*	Retail Ventures, Inc.	24,015	49,471
*	Rex Stores Corp.	232,475	2,064,378
*	Rick’s Cabaret International, Inc.	528	3,337
* #	Riviera Holdings Corp.	66,300	284,427
*	Rockford Corp.	80,475	78,865
*	Rocky Brands, Inc.	50,100	207,915
*	Rubio’s Restaurants, Inc.	66,540	291,445
	Ruby Tuesday, Inc.	34,230	82,494
	Russ Berrie & Co., Inc.	184,100	497,070
*	Ruth’s Hospitality Group, Inc.	1,264	2,895
#	Ryland Group, Inc.	502,072	9,433,933
*	S&K Famous Brands, Inc.	24,600	30,750
*	Saga Communications, Inc. Class A	155,961	834,391
	Salem Communications Corp.	170,251	178,764
*	Schieb (Earl), Inc.	71,500	98,312
	Sealy Corp.	33,800	109,174
	Shiloh Industries, Inc.	145,400	728,454
*	Shoe Carnival, Inc.	105,320	1,475,533
*	Shuffle Master, Inc.	1,941	7,492
*	Silverleaf Resorts, Inc.	30,700	29,165
	Sinclair Broadcast Group, Inc. Class A	157,820	509,759
*	Skechers U.S.A., Inc. Class A	10,013	135,977
	Skyline Corp.	74,794	1,617,046
* #	Smith & Wesson Holding Corp.	217,801	500,942
	Sonesta International Hotels Corp. Class A	25,432	267,036
#	Sonic Automotive, Inc.	1,282,597	6,579,723
* #	Source Interlink Companies, Inc.	470,569	174,111
*	Spanish Broadcasting System, Inc.	368,786	84,821
#	Spartan Motors, Inc.	2,542	11,668
	Speedway Motorsports, Inc.	196,255	3,130,267
*	Sport Chalet, Inc. Class A	107,975	169,521
*	Sport Chalet, Inc. Class B	15,525	29,497
	Sport Supply Group, Inc.	94,800	761,244
*	Sport-Haley, Inc.	32,100	23,914
	Stage Stores, Inc.	354,974	2,736,850
*	Stamps.com, Inc.	164,628	1,606,769
	Standard Motor Products, Inc.	172,400	725,804
	Standard Pacific Corp.	583,348	1,662,542
	Stanley Furniture, Inc.	32,000	314,880
	Star Buffet, Inc.	16,400	68,716
	Stein Mart, Inc.	2,771	5,958
*	Steinway Musical Instruments, Inc.	79,000	1,758,540
*	Steven Madden, Ltd.	185,300	4,035,834
#	Stewart Enterprises, Inc.	472,798	2,444,366
*	Stoneridge, Inc.	165,457	941,450
	Strattec Security Corp.	63,104	1,354,212
	Sturm Ruger & Co., Inc.	194,909	1,393,599
#	Superior Industries International, Inc.	250,100	3,576,430
	Superior Uniform Group, Inc.	86,800	867,132
*	Syms Corp.	143,600	1,507,800
#	Systemax, Inc.	342,869	4,855,025
#	Talbots, Inc.	266,761	2,616,925
	Tandy Brand Accessories, Inc.	60,077	144,786
*	Tandy Leather Factory, Inc.	821	1,888
*	Tarrant Apparel Group	52,873	26,436

7

	Tempur-Pedic International, Inc.	3,000	23,430
* #	Texas Roadhouse, Inc.	290,257	2,037,604
*	The Children’s Place Retail Stores, Inc.	20	669
* #	The Dress Barn, Inc.	156,601	1,497,106
*	The Hallwood Group, Inc.	6,488	217,348
	The Marcus Corp.	204,760	2,872,783
	The Pep Boys - Manny, Moe & Jack	61,800	297,876
*	The Sports Club Co., Inc.	142,200	143,622
* #	The Steak n Shake Co.	268,600	1,383,290
* #	The Walking Co Holdings, Inc.	2,361	8,452
* #	The Wet Seal, Inc. Class A	385,435	1,133,179
* #	thinkorswim Group, Inc.	299,712	2,397,696
* #	TiVo, Inc.	939,095	6,451,583
*	Town Sports International Holdings, Inc.	201	500
*	Trans World Entertainment Corp.	218,126	523,502
* #	True Religion Apparel, Inc.	215,705	3,613,059
* #	Trump Entertainment Resorts, Inc.	96,651	64,756
*	TRW Automotive Holdings Corp.	281,246	1,777,475
*	Tuesday Morning Corp.	219,349	491,342
*	Tween Brands, Inc.	803	6,842
* #	Unifi, Inc.	496,400	2,382,720
	Unifirst Corp.	139,982	4,567,613
*	Universal Electronics, Inc.	139,890	2,955,876
* #	Universal Technical Institute, Inc.	230,866	3,809,289
* #	Valassis Communications, Inc.	395,647	1,756,673
	Value Line, Inc.	73,642	2,838,899
*	ValueVision Media, Inc. Class A	366,543	252,915
* #	VCG Holding Corp.	1,230	2,977
	Virco Manufacturing Corp.	173,697	475,930
	Visteon Corp.	431,691	297,867
* #	Volcom, Inc.	6,483	83,825
*	Voyager Learning Co.	27,100	40,650
*	Waxman Industries, Inc.	975	4,095
*	Wells-Gardner Electronics Corp.	95,143	61,843
*	Wendy’s/Arby’s Group, Inc.	59	214
*	West Marine, Inc.	180,202	1,140,679
#	Weyco Group, Inc.	64,034	1,780,145
*	Williams Controls, Inc.	16,592	199,104
*	Winmark Corp.	54,688	821,961
	Winnebago Industries, Inc.	6,995	41,550
* #	WisdomTree Investments, Inc.	6,700	9,715
*	Woodbridge Holdings Corp.	14,620	11,257
*	WPT Enterprises, Inc.	73,707	28,009
* #	Xanadoo Co.	566	169,800
	Xerium Technologies, Inc.	90,228	350,987
* #	Zale Corp.	126,520	2,158,431
*	Zumiez, Inc.	40,734	397,564
Total Consumer Discretionary			438,545,568

Consumer Staples — (4.4%)
#	Alico, Inc.	69,000	2,717,910
*	Alliance One International, Inc.	877,124	2,929,594
#	American Italian Pasta Co.	172,324	2,197,131
#	Andersons, Inc.	176,200	4,692,206
#	Arden Group, Inc. Class A	8,386	1,257,900

8

	B&G Foods, Inc.	564	2,104
* #	Boston Beer Co., Inc. Class A	131,700	4,976,943
*	Bridgford Foods Corp.	72,953	291,812
*	Cagle’s, Inc. Class A	94,800	312,840
#	Calavo Growers, Inc.	115,924	1,176,629
#	Cal-Maine Foods, Inc.	207,719	6,104,861
* #	Caribou Coffee Co.	11,442	20,367
	CCA Industries, Inc.	35,563	160,033
*	Central Garden & Pet Co.	38,761	131,012
*	Central Garden & Pet Co. Class A	67,114	213,423
#	Chiquita Brands International, Inc.	1,589,717	21,699,637
	Coca-Cola Bottling Co.	66,440	2,935,319
	Coffee Holding Co, Inc.	4	7
*	Collective Brands, Inc.	2	26
*	Craft Brewers Alliance, Inc.	26,675	74,423
*	Cuisine Solutions, Inc.	1,060	2,661
*	Darling International, Inc.	644,425	4,858,964
#	Diamond Foods, Inc.	111,745	3,266,306
* #	Elizabeth Arden, Inc.	277,862	4,804,234
	Farmer Brothers Co.	47,927	1,150,248
*	Glacier Water Services, Inc.	24,500	1,151,500
	Golden Enterprises, Inc.	81,746	175,754
* #	Green Mountain Coffee, Inc.	229,200	6,644,508
	Griffin Land & Nurseries, Inc. Class A	27,541	844,682
*	IGI Labratories, Inc.	30,339	25,788
	Imperial Sugar Co.	77,459	917,115
	Ingles Market, Inc. Class A	102,885	1,919,834
	Inter Parfums, Inc.	300,470	3,503,480
	J & J Snack Foods Corp.	181,697	5,698,018
*	Katy Industries, Inc.	76,100	95,125
	Lancaster Colony Corp.	28	883
#	Lance, Inc.	302,509	6,258,911
* #	Lifeway Foods, Inc.	157,957	1,579,570
#	Mannatech, Inc.	11,113	44,563
* #	Maui Land & Pineapple Co., Inc.	53,812	834,086
* #	Medifast, Inc.	55,055	297,297
	MGP Ingredients, Inc.	25,237	38,360
*	Monterey Pasta Co.	33,157	52,388
#	Nash-Finch Co.	126,284	4,979,378
* #	National Beverage Corp.	400,229	3,666,098
*	Natural Alternatives International, Inc.	60,013	376,882
* #	Natural Health Trends Corp.	18,631	7,825
	Nature’s Sunshine Products, Inc.	153,100	1,209,490
	Oil-Dri Corp. of America	70,375	1,164,706
*	Omega Protein Corp.	145,547	1,074,137
*	Orchids Paper Products Co.	12,791	88,897
*	Overhill Farms, Inc.	9,663	43,000
*	Pantry, Inc.	42,694	940,122
*	Parlux Fragrances, Inc.	279,993	904,377
* #	Peet’s Coffee & Tea, Inc.	135,649	3,046,677
#	Pilgrim’s Pride Corp.	274,797	302,277
*	Pizza Inn, Inc.	39,700	102,227
*	Prestige Brands Holdings, Inc.	248,517	1,717,252
	PriceSmart, Inc.	271,921	4,051,623
	Reddy Ice Holdings, Inc.	493	1,311

9

#	Reliv’ International, Inc.	102,054	534,763
*	Revlon, Inc.	7,700	91,553
	Rocky Mountain Chocolate Factory, Inc.	79,954	564,475
#	Sanderson Farms, Inc.	197,109	6,153,743
*	Sanfilippo (John B.) & Son, Inc.	75,747	546,136
*	Scheid Vineyards, Inc.	2,900	86,565
*	Schiff Nutrition International, Inc.	122,172	719,593
	Scope Industries	16,650	1,914,750
*	Seneca Foods Corp. Class A	5,865	95,424
*	Seneca Foods Corp. Class B	9,293	165,927
* #	Smart Balance, Inc.	53,242	381,213
	Spartan Stores, Inc.	211,866	5,718,263
* #	Spectrum Brands, Inc.	3,909	2,854
* #	Star Scientific, Inc.	301,712	959,444
	Stephan Co.	33,500	92,125
	Tasty Baking Co.	80,500	352,590
*	Tofutti Brands, Inc.	53,404	109,478
*	TreeHouse Foods, Inc.	34,300	1,037,918
* #	United Natural Foods, Inc.	6	134
	United-Guardian, Inc.	39,320	354,666
* #	USANA Health Services, Inc.	174,170	6,608,010
*	Vermont Pure Holdings, Ltd.	167	175
	Village Super Market, Inc.	30,213	1,484,667
	WD-40 Co.	165,858	4,826,468
#	Weis Markets, Inc.	162	5,255
*	Winn-Dixie Stores, Inc.	136,032	2,043,201
*	Zapata Corp.	128,644	804,025
Total Consumer Staples			155,388,146

Energy — (3.0%)
*	Abraxas Petroleum Corp.	486,100	1,069,420
	Adams Resources & Energy, Inc.	68,250	1,269,450
*	Allis-Chalmers Energy, Inc.	341,724	2,310,054
	Alon USA Energy, Inc.	1,700	14,994
*	American Oil & Gas, Inc.	3,379	6,082
*	Aventine Renewable Energy Holdings, Inc.	23,600	46,020
	Barnwell Industries, Inc.	61,217	391,789
*	Basic Energy Services, Inc.	7,842	107,279
*	Bolt Technology Corp.	75,959	616,027
*	Boots & Coots International Well Control, Inc.	524,116	901,480
*	Brigham Exploration Co.	411,871	3,229,069
* #	Bristow Group, Inc.	28,677	710,329
*	Bronco Drilling Co., Inc.	144,216	1,113,348
*	Callon Petroleum Co.	129,142	1,332,745
*	Catalytica Energy Systems, Inc.	8,358	14,041
	CKX Lands, Inc.	12,598	146,578
*	Clayton Williams Energy, Inc.	111,180	5,384,447
*	Contango Oil & Gas Co.	27,762	1,526,910
*	CREDO Petroleum Corp.	9,333	81,664
* #	Crusader Energy Group, Inc.	21,347	42,694
*	Dawson Geophysical Co.	68,554	1,681,630
* #	Edge Petroleum Corp.	215,974	127,425
*	Endeavour International Corp.	6,329	4,747
*	Energy Partners, Ltd.	1,086	4,692
*	Evolution Petroleum Corp.	11,332	18,471

10

*	EXCO Resources, Inc.	661,054	6,075,086
* #	FieldPoint Petroleum Corp.	267	614
* #	FX Energy, Inc.	195,528	956,132
* #	Gasco Energy, Inc.	6,138	4,910
*	Geokinetics, Inc.	5,000	28,500
*	Geomet, Inc.	37,900	111,805
* #	GeoResources, Inc.	483	7,216
	Gulf Island Fabrication, Inc.	136,465	2,689,725
* #	Gulfport Energy Corp.	3,147	22,186
*	Harvest Natural Resources, Inc.	964,097	8,185,184
*	HKN, Inc.	25,395	132,562
#	Houston American Energy Corp.	266,977	1,065,238
* #	James River Coal Co.	63,653	1,223,411
	Lufkin Industries, Inc.	69,798	3,651,831
* #	Mariner Energy, Inc.	767,892	11,049,966
*	Matrix Service Co.	209,253	2,563,349
*	McMoran Exploration Co.	111,123	1,576,835
*	Meridian Resource Corp.	810,972	965,057
* #	Mexco Energy Corp.	1,521	19,469
*	Mitcham Industries, Inc.	54,525	297,706
*	NATCO Group, Inc. Class A	168,512	3,562,344
* #	National Coal Corp.	145,689	625,006
*	Natural Gas Services Group	50,236	665,627
*	New Concept Energy, Inc.	8,973	59,222
*	Newpark Resources, Inc.	880,469	5,062,697
*	Northern Oil & Gas, Inc.	243	1,324
*	OMNI Energy Services Corp.	52,931	119,095
* #	Pacific Ethanol, Inc.	3,198	2,878
#	Panhandle Royalty Co.	47,776	1,194,400
*	Parallel Petroleum Corp.	200,098	802,393
*	Parker Drilling Co.	4,857	24,868
*	Petroleum Development Corp.	491,060	10,169,853
* #	PetroQuest Energy, Inc.	458,562	4,562,692
*	PHI, Inc. Non-Voting	114,859	2,409,742
*	PHI, Inc. Voting	2,414	56,246
*	Pioneer Drilling Co.	196,493	1,520,856
*	PowerSecure International, Inc.	1,227	4,724
* #	Pyramid	5,720	28,028
* #	Rentech, Inc.	10,420	7,711
*	Royale Energy, Inc.	45,629	161,527
* #	SulphCo, Inc.	5,241	10,482
* #	Superior Well Services, Inc.	85,179	1,426,748
*	Syntroleum Corp.	445,746	427,916
*	T-3 Energy Services, Inc.	2,255	54,368
* #	Teton Energy Corp.	148,193	223,771
*	TGC Industries, Inc.	70,480	158,580
* #	Toreador Resources Corp.	42,650	315,610
*	Transmeridian Exploration, Inc.	480,158	100,785
* #	Trico Marine Services, Inc.	145,226	1,307,034
* #	Tri-Valley Corp.	12,339	58,610
* #	TXCO Resources, Inc.	2,641	13,839
*	Union Drilling, Inc.	141,054	772,976
#	USEC, Inc.	88,600	365,918
*	VAALCO Energy, Inc.	504,645	2,674,618
*	Venoco, Inc.	231	977

11

*	VeraSun Energy Corp.	29,800	15,198
* #	Verenium Corp.	31,510	32,140
*	Warren Resources, Inc.	3,864	20,441
*	Westmoreland Coal Co.	698	6,875
	World Fuel Services Corp.	132,519	2,839,882
Total Energy			104,646,168

Financials — (16.3%)
* #	1st Constitution Bancorp	11,601	108,933
*	1st Pacific Bancorp	3,264	20,237
	1st Source Corp.	204,017	4,378,205
	21st Century Holding Co.	74,434	403,432
	Abigail Adams National Bancorp, Inc.	15,312	61,248
	Abington Bancorp, Inc.	48,085	497,680
	Access National Corp.	38,339	224,091
	Advance America, Cash Advance Centers, Inc.	888	2,380
	Advanta Corp. Class A	19,594	46,438
	Advanta Corp. Class B	13,860	62,647
	Affirmative Insurance Holdings, Inc.	41,908	49,871
	Alliance Bancorp, Inc. of Pennsylvania	10,920	87,360
	Alliance Financial Corp.	11,644	267,812
*	Alphatec Holdings, Inc.	176,970	695,492
*	AmComp, Inc.	11,764	142,815
#	Amcore Financial, Inc.	242,005	1,125,323
	Ameriana Bancorp	20,650	152,294
	American Bancorp of New Jersey, Inc.	78,536	706,824
	American Equity Investment Life Holding Co.	509,800	2,304,296
*	American Independence Corp.	18,018	62,162
	American National Bankshares, Inc.	10,788	159,123
	American Physicians Capital, Inc.	98,047	4,011,103
	American Physicians Services Group, Inc.	36,700	719,320
	American River Bankshares	480	5,136
*	American Spectrum Realty, Inc.	4,254	120,175
#	American West Bancorporation	138,113	167,117
	Ameris Bancorp	104,375	1,152,300
*	Amerisafe, Inc.	129,699	2,236,011
*	AmeriServe Financial, Inc.	189,054	465,073
	AmTrust Financial Services, Inc.	70,284	690,189
#	Anchor Bancorp Wisconsin, Inc.	10,919	62,238
*	Appalachian Bancshares, Inc.	4,318	21,460
	Arrow Financial Corp.	106,228	2,760,866
	ASB Financial Corp.	4,400	57,354
#	Asset Acceptance Capital Corp.	288,037	2,335,980
	ASTA Funding, Inc.	1,110	3,774
*	Atlantic American Corp.	1,291	1,472
	Atlantic Coast Federal Corp.	450	2,929
#	Atlantic Southern Financial Group, Inc.	6,530	71,830
	Auburn National Bancorporation, Inc.	4,386	96,492
* #	B of I Holding, Inc.	100	460
	Baldwin & Lyons, Inc. Class A	3,034	48,544
	Baldwin & Lyons, Inc. Class B	89,782	1,633,135
	BancFirst Corp.	152,633	7,692,703
*	Bancinsurance Corp.	39,480	182,595
	Bancorp Rhode Island, Inc.	30,305	733,987
	BancTrust Financial Group, Inc.	8,920	111,143

12

	Bank Mutual Corp.	135,008	1,556,642
#	Bank of Commerce Holdings	12,654	68,838
*	Bank of Florida Corp.	83,250	507,825
#	Bank of Granite Corp.	1,172	4,512
#	Bank of the Ozarks, Inc.	158,935	4,831,624
#	BankAtlantic Bancorp, Inc.	31,160	192,257
	BankFinancial Corp.	212,776	2,593,739
#	BankUnited Financial Corp. Class A	725,420	337,320
	Banner Corp.	127,956	1,633,998
	Bar Harbor Bankshares	23,237	626,237
	BCB Bancorp, Inc.	7,044	85,585
*	BCSB Bancorp, Inc.	7,338	66,556
*	Beach First National Bancshares, Inc.	380	1,961
	Benjamin Franklin Bancorp, Inc.	8,197	106,479
	Berkshire Bancorp, Inc.	3,505	22,362
	Berkshire Hills Bancorp, Inc.	83,135	2,164,004
	Beverly Hills Bancorp, Inc.	193,155	141,003
	Beverly National Corp.	1,570	29,202
*	BFC Financial Corp.	59,159	25,438
#	BGC Partners, Inc. Class A	1,332	5,448
*	BNCCORP, Inc.	12,585	78,656
*	BNS Holding, Inc.	26,480	185,360
	Boston Private Financial Holdings, Inc.	295	2,608
*	Bridge Capital Holdings	206	1,957
* #	Broadpoint Securities Group, Inc.	4,992	14,726
●	Brooke Corp.	70,708	9,800
#	Brookline Bancorp, Inc.	459,669	5,378,127
#	Brooklyn Federal Bancorp, Inc.	24,339	352,915
	Brunswick Bancorp	120	720
#	Bryn Mawr Bank Corp.	55,497	1,175,981
	C&F Financial Corp.	4,148	80,845
	Cadence Financial Corp.	20,689	155,167
	California First National Bancorp	80,550	699,174
	Camco Financial Corp.	26,162	186,273
#	Camden National Corp.	73,594	2,152,624
	Capital Bank Corp.	12,543	99,090
#	Capital City Bank Group, Inc.	150,073	4,202,044
	Capital Corp. of the West	897	2,063
	Capital Properties, Inc.	5,522	127,006
	Capital Southwest Corp.	4,918	501,636
#	Capitol Bancorp, Ltd.	36,790	376,730
	Cardinal Financial Corp.	227,994	1,422,683
	Carrollton Bancorp	1,700	14,110
	Carver Bancorp, Inc.	1,706	11,498
	Cascade Financial Corp.	33,664	233,965
#	Center Bancorp, Inc.	95,938	978,568
	Center Financial Corp.	17,556	180,827
#	Centerstate Banks of Florida, Inc.	20,946	366,555
	Central Bancorp, Inc.	10,000	71,250
#	Central Pacific Financial Corp.	1,071,063	16,708,583
	Central Virginia Bankshares, Inc.	5,733	51,425
	Centrue Financial Corp.	15,686	170,664
	Century Bancorp, Inc. Class A	14,923	246,229
	CFS Bancorp, Inc.	101,673	823,551
	Charter Financial Corp.	750	6,375

13

	Chemical Financial Corp.	235,414	6,184,326
*	Chicopee Bancorp, Inc.	9,676	119,015
	Citizens Community Bancorp, Inc.	3,300	19,503
	Citizens First Bancorp, Inc.	79,838	235,522
	Citizens First Corp.	1,300	7,098
	Citizens Holding Co.	2,517	48,226
#	Citizens Republic Bancorp, Inc.	989,661	2,919,500
	Citizens South Banking Corp.	58,237	393,100
* #	Citizens, Inc.	388,983	3,302,466
#	City Holding Co.	174,419	7,297,691
#	Clifton Savings Bancorp, Inc.	22,876	249,348
*	CNA Surety Corp.	334,342	4,630,637
	CNB Financial Corp.	32,269	413,043
#	CoBiz Financial, Inc.	108,741	1,265,745
	Codorus Valley Bancorp, Inc.	9,033	91,640
*	Colonial Bankshares, Inc.	5,265	44,752
#	Colony Bankcorp, Inc.	37,493	328,064
	Columbia Banking System, Inc.	135,722	2,160,694
	Comm Bancorp, Inc.	4,445	169,132
*	Command Security Corp.	600	1,980
	Commercial National Financial Corp.	3,800	56,354
	Commonwealth Bankshares, Inc.	20,178	200,771
* #	Community Bancorp	41,480	133,566
#	Community Bank System, Inc.	282,197	7,040,815
	Community Bankshares, Inc.	6,030	126,389
	Community Capital Corp.	3,442	30,978
	Community Central Bank Corp.	1,567	4,074
	Community Trust Bancorp, Inc.	150,480	5,023,022
	Community West Bancshares	12,713	47,674
	Compass Diversified Holdings	115,147	1,404,793
* #	CompuCredit Corp.	20,300	52,374
*	Conseco, Inc.	593,002	1,102,984
	Consolidated-Tokoma Land Co.	28,584	1,054,750
*	Consumer Portfolio Services, Inc.	3,677	3,971
	Cooperative Bankshares, Inc.	24,250	70,325
*	Core-Mark Holding Co., Inc.	41,875	827,869
#	Corus Bankshares, Inc.	181,767	399,887
*	Cowen Group, Inc.	99,876	706,123
*	Cowlitz Bancorporation	9,403	60,790
	Crawford & Co. Class A	131,307	1,012,377
#	Crawford & Co. Class B	139,412	2,021,474
*	Crescent Financial Corp.	11,905	63,692
#	CVB Financial Corp.	194,739	2,465,396
*	Dearborn Bancorp, Inc.	21,086	63,891
#	Dime Community Bancshares	346,112	5,780,070
*	Dollar Financial Corp.	166,929	1,941,384
	Donegal Group, Inc. Class A	180,377	2,954,575
	Donegal Group, Inc. Class B	34,692	567,214
* #	E*TRADE Financial Corp.	595,121	1,083,120
	Eastern Insurance Holdings, Inc.	10,570	99,252
	Eastern Virginia Bankshares, Inc.	6,435	67,503
	ECB Bancorp, Inc.	3,122	59,318
* #	eHealth, Inc.	369	4,694
	EMC Insurance Group, Inc.	133,763	3,271,843
	Employers Holdings, Inc.	1,800	22,968

14

*	Encore Bancshares, Inc.	15,000	250,350
*	Encore Capital Group, Inc.	207,755	1,944,587
	Enterprise Bancorp, Inc.	7,993	102,950
#	Enterprise Financial Services Corp.	19,977	370,573
	Epoch Holding Corp.	75,975	664,781
	ESB Financial Corp.	97,688	1,015,955
	ESSA Bancorp, Inc.	27,700	383,922
	Evans Bancorp, Inc.	8,715	146,412
	Evercore Partners, Inc. Class A	2,680	32,616
*	ExlService Holdings, Inc.	899	6,563
*	EZCORP, Inc. Class A	275,700	4,367,088
	F.N.B. Corp.	46,316	606,740
#	Farmers Capital Bank Corp.	14,000	276,920
	FBL Financial Group, Inc. Class A	359,411	6,275,316
	Federal Agriculture Mortgage Corp. Class A	4,100	12,300
#	Federal Agriculture Mortgage Corp. Class C	86,200	499,960
	Fidelity Bancorp, Inc.	5,416	56,326
	Fidelity Southern Corp.	82,912	286,048
	Financial Federal Corp.	272,250	6,302,587
	Financial Institutions, Inc.	61,498	996,883
*	First Acceptance Corp.	8,847	26,983
	First Advantage Bancorp	6,253	62,405
#	First Bancorp	143,984	2,519,720
	First Bancorp of Indiana, Inc.	1,400	9,835
	First Bancorp, Inc.	24,473	440,514
	First Bancshares, Inc. (318687100)	4,398	68,389
	First Bancshares, Inc. (318916103)	3,956	57,500
*	First Bank of Delaware	50,014	80,022
#	First Busey Corp.	241,633	4,504,039
	First Business Financial Services, Inc.	5,150	87,447
*	First California Financial Group, Inc.	5,395	35,121
* #	First Cash Financial Services, Inc.	318,654	4,897,712
#	First Commonwealth Financial Corp.	223,300	2,469,698
#	First Community Bancshares, Inc.	109,410	3,424,533
	First Defiance Financial Corp.	68,992	693,370
#	First Federal Bancshares of Arkansas, Inc.	60,880	530,874
	First Federal Bankshares, Inc.	1,350	3,564
	First Federal of Northern Michigan Bancorp, Inc.	13,700	37,675
	First Financial Bancorp	375,426	5,049,480
#	First Financial Bankshares, Inc.	34,020	1,843,544
	First Financial Corp.	122,845	5,193,887
	First Financial Holdings, Inc.	122,500	2,658,250
	First Financial Northwest, Inc.	3,600	29,412
	First Financial Service Corp.	17,764	322,417
	First Franklin Corp.	2,153	12,574
*	First Investors Financial Services Group, Inc.	43,200	179,928
*	First Keystone Financial, Inc.	16,800	150,780
	First M&F Corp.	18,289	173,928
*	First Mariner Bancorp, Inc.	23,940	35,192
	First Merchants Corp.	167,116	3,678,223
*	First Mercury Financial Corp.	6,548	70,653
* #	First National Bancshares, Inc.	24	95
	First Niagara Financial Group, Inc.	43,712	689,338
	First PacTrust Bancorp, Inc.	2,516	25,663
	First Place Financial Corp.	158,911	1,091,719

15

* #	First Regional Bancorp	1,145	6,297
	First Security Group, Inc.	19,211	143,890
#	First South Bancorp, Inc.	5,514	77,472
	First State Bancorporation	179,336	663,543
	First State Financial Corp.	175	525
	First United Corp.	27,649	481,646
	First West Virginia Bancorp, Inc.	1,040	15,704
	Firstbank Corp.	35,127	322,466
*	FirstCity Financial Corp.	106,795	347,084
* #	FirstFed Financial Corp.	133,962	1,198,960
#	Flagstar Bancorp, Inc.	298,800	567,720
	Flushing Financial Corp.	201,469	3,132,843
	FNB United Corp.	19,043	122,446
*	Forestar Real Estate Group, Inc.	29,231	255,771
*	Fox Chase Bancorp, Inc.	25,475	303,152
*	FPIC Insurance Group, Inc.	93,997	4,207,306
* #	Franklin Bank Corp.	155,974	37,434
*	Franklin Credit Management Corp.	17,900	7,160
#	Frontier Financial Corp.	30,716	204,569
#	Gateway Financial Holdings, Inc.	103,567	563,404
	German American Bancorp, Inc.	35,365	403,161
*	Golfsmith International Holdings, Inc.	1,000	950
	Gouverneur Bancorp, Inc.	4,366	33,836
#	Great Southern Bancorp, Inc.	79,851	850,413
* #	Greater Atlantic Financial Corp.	200	367
#	Greene Bancshares, Inc.	98,331	1,942,037
	Grubb & Ellis Co.	2,288	3,501
	GS Financial Corp.	9,668	149,757
* #	Guaranty Bancorp	222,959	949,805
	Guaranty Federal Bancshares, Inc.	17,171	146,984
#	Habersham Bancorp	740	3,959
*	Hallmark Financial Services, Inc.	43,566	283,179
*	Hampden Bancorp, Inc.	300	2,955
#	Hanmi Financial Corp.	753	3,012
	Harleysville Group, Inc.	32	1,011
#	Harleysville National Corp.	264,106	3,663,150
	Harleysville Savings Financial Corp.	3,362	44,126
	Harrington West Financial Group, Inc.	9,629	36,590
*	Harris & Harris Group, Inc.	14,796	73,980
	Hawthorn Bancshares, Inc.	3,759	73,752
#	Heartland Financial USA, Inc.	50,742	1,205,122
	Hercules Technology Growth Capital, Inc.	76,008	659,749
	Heritage Commerce Corp.	46,307	599,213
	Heritage Financial Corp.	87,885	1,073,076
	Heritage Financial Group	3,053	30,209
	HF Financial Corp.	33,592	461,218
*	HFF, Inc.	49,900	126,746
*	Hilltop Holdings, Inc.	25,370	238,478
	Hingham Institution for Savings	9,594	277,267
	HMN Financial, Inc.	37,346	336,114
	Home Bancshares, Inc.	73,317	1,909,175
	Home Federal Bancorp, Inc.	30,790	356,856
	HopFed Bancorp, Inc.	4,655	50,367
	Horace Mann Educators Corp.	23,400	186,264
	Horizon Bancorp	6,417	111,014

16

#	Horizon Financial Corp.	117,723	707,515
*	HouseValues, Inc.	15,449	41,094
	IBERIABANK Corp.	108,162	5,509,772
	Imperial Capital Bancorp, Inc.	51,800	267,288
	Independence Holding Co.	46,358	302,718
	Independent Bank Corp. (MA)	140,701	4,047,968
	Independent Bank Corp. (MI)	214,800	788,316
	Indiana Community Bancorp	45,811	824,598
	Infinity Property & Casualty Corp.	159,371	6,346,153
	Integra Bank Corp.	161,455	973,574
*	International Assets Holding Corp.	7,738	124,891
	Intervest Bancshares Corp.	572	3,421
	Investors Title Co.	21,702	823,808
#	Irwin Financial Corp.	280,400	616,880
*	Jacksonville Bancorp, Inc.	1,193	15,062
	Jefferson Bancshares, Inc.	5,911	51,721
* #	KBW, Inc.	1,154	33,789
	Kearny Financial Corp.	72,874	840,237
*	Kennedy-Wilson, Inc.	76,600	3,370,400
* #	Kent Financial Services, Inc.	49,712	74,568
	Kentucky First Federal Bancorp	30,981	294,629
#	K-Fed Bancorp	16,030	134,812
*	LaBranche & Co., Inc.	166,500	1,037,295
#	Lakeland Bancorp, Inc.	93,661	1,032,144
#	Lakeland Financial Corp.	85,808	1,926,390
	LandAmerica Financial Group, Inc.	515,238	5,075,094
	Landmark Bancorp, Inc.	9,792	205,632
	Legacy Bancorp, Inc.	34,925	455,422
#	Life Partners Holdings, Inc.	69,663	2,799,059
	Lincoln Bancorp	7,057	98,798
*	Liquidity Services, Inc.	102,074	857,422
	LNB Bancorp, Inc.	16,004	111,388
* #	LoopNet, Inc.	40,139	303,852
	LSB Corp.	25,632	270,418
	LSB Financial Corp.	2,723	42,206
#	Macatawa Bank Corp.	1,285	6,438
	MainSource Financial Group, Inc.	131,699	2,352,144
*	MarketAxess Holdings, Inc.	2,366	13,534
*	Marlin Business Services, Inc.	962	3,810
	Mayflower Bancorp, Inc.	2,950	16,594
*	Mays (J.W.), Inc.	2,700	32,481
#	MBT Financial Corp.	1,363	5,984
	MCG Capital Corp.	208,051	170,602
	Meadowbrook Insurance Group, Inc.	444,386	2,341,914
	Medallion Financial Corp.	161,000	1,302,490
#	Mercantile Bancorp, Inc.	12,292	175,161
	Mercantile Bank Corp.	286	2,771
	Mercer Insurance Group, Inc.	59,656	782,388
	Merchants Bancshares, Inc.	62,524	1,348,017
* #	Meridian Interstate Bancorp, Inc.	9,700	94,090
	Meta Financial Group, Inc.	22,923	239,545
	MetroCorp Bancshares, Inc.	64,082	708,747
	MicroFinancial, Inc.	69,540	208,620
	Mid Penn Bancorp, Inc.	5,484	120,648
	MidSouth Bancorp, Inc.	18,807	311,256

17

#	Midwest Banc Holdings, Inc.	216,843	652,697
	MidWestOne Financial Group, Inc.	2,154	28,002
	Monroe Bancorp	10,897	109,515
*	Move, Inc.	1,396,321	2,345,819
	MSB Financial Corp.	2,496	22,339
	MutualFirst Financial, Inc.	37,037	324,074
#	Nara Bancorp, Inc.	75,667	832,337
#	National Financial Partners Corp.	363	2,418
#	National Interstate Corp.	13,010	227,675
#	National Penn Bancshares, Inc.	87	1,474
	National Security Group, Inc.	12,602	103,966
	National Western Life Insurance Co. Class A	5,829	1,100,399
	Naugatuck Valley Financial Corp.	5,841	45,093
*	Navigators Group, Inc.	150,925	7,623,222
#	NBT Bancorp, Inc.	305,924	8,529,161
	Nelnet, Inc. Class A	57,463	840,684
*	New Century Bancorp, Inc.	8,559	49,214
	New England Bancshares, Inc.	2,680	25,339
	New Hampshire Thrift Bancshares, Inc.	19,518	179,566
	New Westfield Financial, Inc.	73,596	761,719
	NewBridge Bancorp	12,319	46,443
*	Newport Bancorp, Inc.	6,787	78,050
*	NewStar Financial, Inc.	13,191	71,363
*	Newtek Business Services, Inc.	243,027	159,183
* #	NexCen Brands, Inc.	493,934	40,799
*	Nexity Financial Corp.	680	1,020
	North Central Bancshares, Inc.	17,500	277,812
	North Valley Bancorp	80	484
	Northeast Bancorp	13,100	117,900
	Northeast Community Bancorp, Inc.	5,798	44,906
*	Northfield Bancorp, Inc.	2,900	35,090
	Northrim Bancorp, Inc.	40,414	533,061
	Northway Financial, Inc.	982	12,300
#	Norwood Financial Corp.	3,598	115,136
#	NYMAGIC, Inc.	72,223	1,260,291
	Ocean Shore Holding Co.	15,901	127,765
	OceanFirst Financial Corp.	112,791	1,871,203
* #	Ocwen Financial Corp.	411,461	2,756,789
	Ohio Valley Banc Corp.	8,683	161,070
#	Old Second Bancorp, Inc.	99,705	1,346,017
* #	Optimumbank Holdings, Inc.	2,586	13,318
*	Oritani Financial Corp.	50,690	865,785
	Osage Bancshares, Inc.	6,603	52,494
#	PAB Bankshares, Inc.	1,033	6,353
#	Pacific Capital Bancorp	60,125	1,180,855
#	Pacific Continental Corp.	81,461	1,160,819
	Pacific Mercantile Bancorp	747	3,137
*	Pacific Premier Bancorp, Inc.	30,012	120,048
*	Pacific State Bancorp	1,069	5,586
#	PacWest Bancorp	1,007,063	25,166,504
	Pamrapo Bancorp, Inc.	43,227	366,565
	Park Bancorp, Inc.	3,302	37,676
#	Park National Corp.	2,326	169,216
	Parkvale Financial Corp.	50,795	760,909
	Patriot Capital Funding, Inc.	991	4,905

18

	Patriot National Bancorp	10,544	123,470
#	Peapack-Gladstone Financial Corp.	67,199	2,152,384
*	Penn Treaty American Corp.	198,867	27,841
	Penns Woods Bancorp, Inc.	23,232	574,992
* #	Pennsylvania Commerce Bancorp, Inc.	61,137	1,818,826
* #	Penson Worldwide, Inc.	14,751	105,322
	Peoples Bancorp of North Carolina	14,205	143,470
	Peoples Bancorp, Inc. (709788202)	3,331	37,973
	Peoples Bancorp, Inc. (709789101)	96,416	1,846,366
*	Peoples Community Bancorp	900	1,107
#	PFF Bancorp, Inc.	944	1,142
*	PICO Holdings, Inc.	170,271	4,263,586
	Pinnacle Bancshares, Inc.	2,000	17,750
*	Pinnacle Financial Partners, Inc.	139,835	4,091,572
*	Piper Jaffray Companies, Inc.	25,300	998,085
*	PMA Capital Corp. Class A	303,756	1,403,353
#	PMI Group, Inc.	113,700	283,113
	Porter Bancorp, Inc.	13,984	258,582
* #	Portfolio Recovery Associates, Inc.	156,728	5,623,401
	Preferred Bank	9,835	68,747
	Premier Financial Bancorp, Inc.	18,900	165,375
	Presidential Life Corp.	264,449	2,480,532
	Princeton National Bancorp, Inc.	15,057	364,756
	PrivateBancorp, Inc.	64	2,305
	Providence Community Bancshares, Inc.	24	191
#	Provident Bankshares Corp.	40,500	432,135
#	Provident Financial Holdings, Inc.	246,697	1,418,508
#	Provident Financial Services, Inc.	68,663	1,006,600
	Provident New York Bancorp	413,654	4,980,394
	Prudential Bancorp, Inc. of Pennsylvania	13,842	133,022
	PSB Holdings, Inc.	599	3,247
#	Pulaski Financial Corp.	62,836	502,688
	QC Holdings, Inc.	68,919	555,487
	Radian Group, Inc.	29,000	104,400
	Rainier Pacific Financial Group, Inc.	51,047	229,711
	Renasant Corp.	144,153	3,021,447
#	Republic Bancorp, Inc. Class A	182,285	4,196,201
*	Republic First Bancorp, Inc.	71,317	570,536
	Resource America, Inc.	172,680	992,910
*	Rewards Network, Inc.	261,950	995,410
	Riverview Bancorp, Inc.	96,249	460,070
#	Rockville Financial, Inc.	46,775	608,543
#	Roma Financial Corp.	16,228	236,117
	Rome Bancorp, Inc.	53,296	538,023
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	132,884
	Rurban Financial Corp.	2,810	25,290
	S&T Bancorp, Inc.	122,490	4,176,909
#	S.Y. Bancorp, Inc.	131,985	3,634,867
	Safety Insurance Group, Inc.	68,016	2,583,928
	Salisbury Bancorp, Inc.	2,654	70,331
	Sanders Morris Harris Group, Inc.	95,715	708,291
#	Sandy Spring Bancorp, Inc.	29,505	633,472
	SCBT Financial Corp.	77,631	2,630,915
*	Seabright Insurance Holdings	165,630	1,732,490
#	Seacoast Banking Corp. of Florida	73,747	654,873

19

#	Security Bank Corp.	82,743	163,831
*	Security National Financial Corp. Class A	4,843	8,669
#	Shore Bancshares, Inc.	13,341	323,919
	SI Financial Group, Inc.	600	4,170
	Siebert Financial Corp.	12,841	25,810
#	Sierra Bancorp	89,538	1,787,178
* #	Signature Bank	31,956	1,041,126
	Simmons First National Corp. Class A	138,653	4,301,016
#	Smithtown Bancorp, Inc.	90,817	1,786,370
#	South Financial Group, Inc.	1,036,776	6,023,669
	South Street Financial Corp.	2,945	13,252
*	Southcoast Financial Corp.	243	1,251
	Southern Community Financial Corp.	45,516	176,602
*	Southern Connecticut Bancorp, Inc.	7,638	38,190
*	Southern First Bancshares, Inc.	22,627	230,117
	Southern Missouri Bancorp, Inc.	2,308	27,465
	SouthFirst Bancshares, Inc.	100	325
	Southside Bancshares, Inc.	87,842	2,116,114
	Southwest Bancorp, Inc.	139,840	2,024,883
	Southwest Georgia Financial Corp.	10,715	149,474
#	State Bancorp, Inc.	107,076	1,364,148
#	StellarOne Corp.	60,094	1,021,598
	Sterling Bancorp	309,669	4,855,610
	Sterling Bancshares, Inc.	632,637	5,035,791
#	Sterling Financial Corp.	15,068	127,927
	Stewart Information Services Corp.	56,300	934,580
*	Stifel Financial Corp.	14	611
*	Stratus Properties, Inc.	76,178	1,866,361
#	Suffolk Bancorp	99,389	3,225,173
*	Sun American Bancorp	7,880	15,169
*	Sun Bancorp, Inc.	216,484	2,164,840
* #	Superior Bancorp	626	3,462
*	Susser Holdings Corp.	700	10,906
	Sussex Bancorp	5,495	39,567
	SWS Group, Inc.	268,623	4,985,643
	Taylor Capital Group, Inc.	71,940	809,325
	Team Financial, Inc.	3,892	10,820
	Teche Holding Co.	8,015	240,450
* #	Tejon Ranch Co.	164,529	4,781,213
#	Temecula Valley Bancorp, Inc.	599	2,067
*	Tennessee Commerce Bancorp, Inc.	1,350	13,797
*	Texas Capital Bancshares, Inc.	171,944	3,069,200
	TF Financial Corp.	18,951	358,174
*	The Bancorp, Inc.	1,095	4,095
*	The Intergroup Corp.	6,500	84,597
	The Phoenix Companies, Inc.	2,668,100	17,262,607
	The Savannah Bancorp, Inc.	13,017	151,518
	The Wilber Corp.	21,566	167,352
	Thomas Properties Group, Inc.	52,676	366,098
*	Thomas Weisel Partners Group, Inc.	39,690	223,058
#	TIB Financial Corp.	4,767	21,499
*	Tidelands Bancshares, Inc.	10,102	48,692
	TierOne Corp.	163,324	881,950
	Timberland Bancorp, Inc.	75,326	444,423
	Tompkins Financial Corp.	82,112	4,023,488

20

	Tower Financial Corp.	5,450	47,851
#	Tower Group, Inc.	194,624	4,092,943
	TowneBank	11,008	240,745
*	Tradestation Group, Inc.	330,946	2,591,307
* #	Trenwick Group, Ltd.	12,662	506
* #	Triad Guaranty, Inc.	85,095	92,754
	TriCo Bancshares	150,603	3,243,989
#	TrustCo Bank Corp.	497,037	6,048,940
	UCBH Holdings, Inc.	156,346	825,507
#	Umpqua Holdings Corp.	131,308	2,234,862
*	Unico American Corp.	114,100	804,405
	Union Bankshares Corp.	120,442	2,870,133
	Union Bankshares, Inc.	10,382	198,037
*	United America Indemnity, Ltd.	54,564	653,677
	United Bancshares, Inc.	4,692	49,735
*	United Capital Corp.	90,008	2,002,678
#	United Community Banks, Inc.	24,635	323,211
	United Community Financial Corp.	263,953	1,237,940
	United Financial Bancorp, Inc.	53,784	752,976
	United Fire & Casualty Co.	81,501	1,888,378
*	United PanAm Financial Corp.	150,147	262,757
#	United Security Bancshares	89,338	1,250,732
	United Western Bancorp, Inc.	35,127	398,691
	Unity Bancorp, Inc.	31,871	127,165
*	Universal American Corp.	511	4,522
	Universal Insurance Holdings, Inc.	860	2,305
	Univest Corp. of Pennsylvania	99,127	3,066,989
	ViewPoint Financial Group	56,704	963,968
*	Virginia Commerce Bancorp, Inc.	2,665	11,619
	VIST Financial Corp.	9,127	100,580
* #	Waccamaw Bankshares, Inc.	9,250	57,720
	Wainwright Bank & Trust Co.	12,787	105,621
	Washington Banking Co.	24,681	192,265
#	Washington Trust Bancorp, Inc.	132,221	2,818,952
* #	Waterstone Financial, Inc.	26,636	219,747
	Wayne Savings Bancshares, Inc.	1,789	13,417
	Webster Financial Corp.	9,100	168,714
	Wesbanco, Inc.	244,944	6,657,578
#	West Bancorporation	79,837	997,962
#	West Coast Bancorp	105,149	916,899
*	Western Alliance Bancorp	134	1,985
	Westwood Holdings Group, Inc.	68,070	2,610,484
*	White River Capital, Inc.	3,332	41,733
	Willow Financial Bancorp, Inc.	146,353	1,265,953
#	Wilshire Bancorp, Inc.	264,376	2,916,067
*	Wilshire Enterprises, Inc.	130,375	250,320
#	Wintrust Financial Corp.	96,528	2,471,117
* #	World Acceptance Corp.	177,000	3,270,960
#	WSB Holdings, Inc.	44,668	177,779
#	WSFS Financial Corp.	12,200	584,014
	WVS Financial Corp.	3,295	55,620
#	Yadkin Valley Financial Corp.	17,000	253,130
*	ZipRealty, Inc.	117,880	340,673
Total Financials			573,303,697

21

Health Care — (10.2%)
*	A.D.A.M., Inc.	12,803	54,925
* #	Abaxis, Inc.	185,386	2,849,383
* #	ABIOMED, Inc.	269,889	3,934,982
* #	Acadia Pharmaceuticals, Inc.	2,778	5,278
*	Accelr8 Technology Corp.	30,237	80,430
*	Accelrys, Inc.	265,239	1,270,495
* #	Access Pharmaceuticals, Inc.	15,200	28,120
*	Accuray, Inc.	22,715	143,559
*	Achillion Pharmaceuticals, Inc.	1,193	1,909
*	Acorda Therapeutics, Inc.	31,787	648,455
*	Adolor Corp.	294,513	927,716
* #	Advanced Life Sciences Holdings, Inc.	35,367	10,964
*	AdvanSource Biomaterials Corp.	158,764	63,506
* #	ADVENTRX Pharmaceuticals, Inc.	230,739	34,542
*	Affymax, Inc.	10,725	143,715
*	Air Methods Corp.	117,580	1,972,992
* #	Akorn, Inc.	504,019	1,567,499
*	Albany Molecular Research, Inc.	326,551	4,130,870
*	Alexza Pharmaceuticals, Inc.	693	1,975
*	Align Technology, Inc.	596	4,130
*	Alliance Imaging, Inc.	473,700	3,860,655
*	Allied Healthcare International, Inc.	352,871	511,663
*	Allied Healthcare Products, Inc.	12,535	53,587
*	Allion Healthcare, Inc.	75,516	326,984
*	Allos Therapeutics, Inc.	651,602	4,763,211
	Allscripts-Misys Healthcare Solutions, Inc.	443	2,879
*	Almost Family, Inc.	29,219	1,407,187
*	Alteon, Inc.	36	50
*	Altus Pharmaceuticals, Inc.	170	97
* #	AMAG Pharmaceuticals, Inc.	119,140	3,643,301
*	America Services Group, Inc.	60,531	530,857
*	American Caresource Holding, Inc.	6,054	45,405
*	American Claims Evaluation, Inc.	2,200	2,068
*	American Dental Partners, Inc.	86,847	758,174
*	American Shared Hospital Services	35,563	41,787
*	AMICAS, Inc.	326,087	603,261
*	AMN Healthcare Services, Inc.	266,939	2,399,782
*	Amsurg Corp.	297,081	7,409,200
*	Anadys Pharmaceuticals, Inc.	9,396	20,577
	Analogic Corp.	128,346	5,667,759
*	Angeion Corp.	1,294	4,982
*	AngioDynamics, Inc.	170,383	2,146,826
*	Anika Therapeutics, Inc.	64,924	391,492
* #	Ardea Biosciences, Inc.	52,048	528,287
* #	Arena Pharmaceuticals, Inc.	176,537	649,656
* #	Ariad Pharmaceuticals, Inc.	5,118	10,185
*	Arqule, Inc.	9,494	26,203
* #	Array BioPharma, Inc.	164,710	810,373
*	Arrhythmia Research Technology, Inc.	26,575	74,676
* #	Aspect Medical Systems, Inc.	62,568	206,474
*	Assisted Living Concepts, Inc.	193,860	963,484
*	AtriCure, Inc.	32,397	209,609
	Atrion Corp.	19,601	1,939,715
*	ATS Medical, Inc.	230,692	611,334

22

*	AVANIR Pharmaceuticals Class A	277,567	113,802
* #	AVI BioPharma, Inc.	3,910	3,363
* #	Avigen, Inc.	262,088	157,253
*	Bioanalytical Systems, Inc.	30,808	124,772
*	BioCryst Pharmaceuticals, Inc.	2,316	3,706
*	Bio-Imaging Technologies, Inc.	150,975	612,958
* #	BioLase Technology, Inc.	1,870	3,254
* #	BioMimetic Therapeutics, Inc.	42,988	351,642
*	Bio-Reference Laboratories, Inc.	134,668	3,311,486
* #	BioSante Pharmaceuticals, Inc.	112,608	363,724
*	BioScrip, Inc.	356,462	1,069,386
* #	BioSphere Medical, Inc.	45,486	120,538
*	Bovie Medical Corp.	158,799	1,008,374
*	Bruker BioSciences Corp.	611	2,499
* #	BSD Medical Corp.	208,291	1,062,284
* #	Cadence Pharmaceuticals, Inc.	235,629	1,538,657
*	Caliper Life Sciences, Inc.	463,931	649,503
	Cambrex Corp.	279,880	1,259,460
*	Candela Corp.	219,988	147,392
*	Cantel Medical Corp.	116,343	1,116,893
*	Capital Senior Living Corp.	189,391	850,366
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	2,662,120
*	Cardiac Science Corp.	187,226	1,746,819
*	Cardica, Inc.	56,239	305,378
*	CardioDynamics International Corp.	34,800	32,712
*	Cardium Therapeutics, Inc.	18	16
*	CAS Medical Systems, Inc.	997	3,719
*	Catalyst Pharmaceutical Partners, Inc.	25,086	60,206
* #	Cell Therapeutics, Inc.	6,739	2,089
*	Celldex Therapeutics, Inc.	2,766	21,436
*	Centene Corp.	70	1,319
*	Cepheid, Inc.	14,760	175,201
*	Cerus Corp.	51,125	93,559
*	Clarient, Inc.	44,200	72,046
* #	Cleveland Biolabs, Inc.	2,513	7,665
* #	Clinical Data, Inc.	103,438	1,137,818
* #	Columbia Laboratories, Inc.	27,734	43,542
* #	CombiMatrix Corp.	870	5,498
	Computer Programs & Systems, Inc.	100,981	2,796,164
* #	Conceptus, Inc.	280,124	4,538,009
*	CONMED Corp.	266,279	6,976,510
*	Continucare Corp.	10,250	24,190
* #	Corcept Therapeutics, Inc.	199,501	249,376
*	Corvel Corp.	139,347	3,737,287
*	CPEX Pharmaceuticals, Inc.	20,495	238,767
*	Critical Therapeutics, Inc.	87,551	33,269
*	Cross Country Healthcare, Inc.	304,069	3,442,061
*	CryoLife, Inc.	247,429	3,315,549
*	CuraGen Corp.	254,100	170,247
* #	Curis, Inc.	3,274	2,816
*	Cutera, Inc.	1,052	8,953
* #	CV Therapeutics, Inc.	488,838	4,560,859
*	Cyberonics, Inc.	243,068	3,096,686
*	Cyclacel Pharmaceuticals, Inc.	1,595	734
*	Cynosure, Inc. Class A	573	5,019

23

* #	Cypress Bioscience, Inc.	153,054	832,614
*	Cytokinetics, Inc.	38,134	108,682
* #	Cytori Therapeutics, Inc.	144,413	577,652
	Datascope Corp.	151,010	7,576,172
	Daxor Corp.	46,300	708,390
*	Del Global Technologies Corp.	157,042	158,612
* #	Dendreon Corp.	544,471	2,678,797
*	DepoMed, Inc.	176,462	381,158
* #	Dexcom, Inc.	42,925	194,021
*	Dialysis Corp. of America	36,951	281,197
*	Digirad Corp.	75,285	63,239
* #	Discovery Laboratories, Inc.	293,850	537,745
* #	Durect Corp.	617,647	2,538,529
*	DUSA Pharmaceuticals, Inc.	21,621	23,567
* #	Dyax Corp.	363,143	1,216,529
*	Dynacq Healthcare, Inc.	545	1,880
*	Dynavax Technologies Corp.	2,993	898
*	Emageon, Inc.	122,926	299,939
* #	Emergent Biosolutions, Inc.	86,704	1,561,539
* #	Emeritus Corp.	147,225	1,697,504
*	Emisphere Technologies, Inc.	2,065	2,519
*	Encision, Inc.	3,700	4,440
* #	Endocare, Inc.	23,766	23,291
*	Endologix, Inc.	5,319	11,010
*	ENTREMED, Inc.	90,283	27,988
*	Enzo Biochem, Inc.	2,741	15,816
* #	Enzon Pharmaceuticals, Inc.	145,365	722,464
*	EPIX Pharmaceuticals, Inc.	213,733	76,944
*	eResearch Technology, Inc.	532,178	3,437,870
*	etrials Worldwide, Inc.	92,049	101,254
*	Evotec AG Sponsored ADR	140,285	361,935
* #	Exact Sciences Corp.	177,840	90,698
*	Exactech, Inc.	100,152	2,023,070
* #	Exelixis, Inc.	242,802	835,239
*	Five Star Quality Care, Inc.	2,565	5,027
* #	Genomic Health, Inc.	192,364	3,545,269
*	Gentiva Health Services, Inc.	273,736	7,431,932
*	GenVec, Inc.	5,688	5,631
* #	Geron Corp.	5,843	23,255
*	Greatbatch, Inc.	219,343	4,770,710
*	GTC Biotherapeutics, Inc.	90,129	35,150
* #	GTx, Inc.	169,636	2,395,260
* #	Halozyme Therapeutics, Inc.	329,900	1,580,221
*	Hanger Orthopedic Group, Inc.	178,800	2,978,808
*	Harvard Bioscience, Inc.	302,596	938,048
*	Health Grades, Inc.	1,127	2,423
*	HealthStream, Inc.	208,497	469,118
*	HealthTronics, Inc.	325,205	630,898
*	Hi-Tech Pharmacal Co., Inc.	109,775	800,260
* #	HMS Holdings Corp.	231,922	5,744,708
*	Home Diagnostics, Inc.	16,814	146,450
	Hooper Holmes, Inc.	672,769	437,300
*	Human Genome Sciences, Inc.	454	1,466
* #	Hythiam, Inc.	973	623
*	iBioPharma, Inc.	116,875	98,175

24

*	Icagen, Inc.	159	191
*	ICU Medical, Inc.	136,104	4,359,411
*	Idenix Pharmaceuticals, Inc.	168,801	931,782
* #	Idera Pharmaceuticals, Inc.	154,651	1,503,208
*	IDM Pharma, Inc.	64,367	105,562
*	I-Flow Corp.	16,959	95,649
*	Immtech International, Inc.	1,055	338
* #	ImmunoGen, Inc.	274,057	1,268,884
* #	Immunomedics, Inc.	5,373	8,059
*	Implant Sciences Corp.	84,833	23,753
* #	Incyte Corp.	685,953	2,846,705
* #	Indevus Pharmaceuticals, Inc.	152,671	407,632
*	Infinity Pharmaceuticals, Inc.	148,385	701,861
*	Inhibitex, Inc.	12,200	3,172
*	Inspire Pharmaceuticals, Inc.	3,461	12,667
*	IntegraMed America, Inc.	71,370	368,269
* #	InterMune, Inc.	309,720	4,562,176
* #	Introgen Therapeutics, Inc.	285,804	114,322
	Invacare Corp.	256,974	4,674,357
*	Iridex Corp.	6,461	14,731
*	IRIS International, Inc.	173,904	1,939,030
* #	Isolagen, Inc.	106,581	56,488
* #	IsoRay, Inc.	20	8
*	IVAX Diagnostics, Inc.	119	54
*	Javelin Pharmaceuticals, Inc.	3,201	4,545
* #	Kendle International, Inc.	141,840	2,563,049
* #	Kensey Nash Corp.	122,700	3,115,353
*	Keryx Biopharmaceuticals, Inc.	45,500	7,271
	Kewaunee Scientific Corp.	22,706	205,489
*	La Jolla Pharmaceutical Co.	344,597	317,029
#	Landauer, Inc.	89,595	4,843,506
*	Langer, Inc.	13,200	9,768
*	Lannet Co., Inc.	1,686	4,805
#	LCA-Vision, Inc.	992	3,393
*	Lexicon Pharmaceuticals, Inc.	8,884	13,948
*	LHC Group, Inc.	120,710	4,258,649
*	Ligand Pharmaceuticals, Inc. Class B	2,852	5,904
* #	Luminex Corp.	264,960	4,941,504
*	Magyar Bancorp, Inc.	15,818	127,019
* #	Mannkind Corp.	476	1,790
#	Martek Biosciences Corp.	6,485	193,448
*	Matrixx Initiatives, Inc.	93,800	1,537,382
*	Maxygen, Inc.	359,381	1,505,806
*	MDRNA, Inc.	7,523	2,633
*	MedCath Corp.	91,975	1,418,254
*	Medical Action Industries, Inc.	142,304	1,636,496
*	Medical Staffing Network Holdings, Inc.	227,000	97,610
*	MediciNova, Inc.	300	679
* #	Medivation, Inc.	127,336	2,390,097
*	MEDTOX Scientific, Inc.	76,796	756,441
*	Memory Pharmaceuticals Corp.	105,931	10,593
	Mentor Corp.	50,800	858,520
	Merge Healthcare, Inc.	221,137	207,869
*	Merit Medical Systems, Inc.	262,180	4,797,894
*	Metabasis Therapeutics, Inc.	2,124	1,912

25

*	Metropolitan Health Networks, Inc.	468,252	936,504
* #	Micromet, Inc.	66,966	277,909
*	Micrus Endovascular Corp.	949	11,198
* #	MiddleBrook Pharmaceuticals, Inc.	3,172	4,282
* #	Minrad International, Inc.	218,104	161,397
* #	Molecular Insight Pharmaceuticals, Inc.	217,158	1,085,790
* #	Molina Healthcare, Inc.	105,756	2,355,186
*	Momenta Pharmaceuticals, Inc.	31,826	289,935
* #	Monogram Biosciences, Inc.	602,484	301,302
*	MTS Medication Technologies	43,048	170,040
* #	MWI Veterinary Supply, Inc.	96,120	3,328,636
*	Nabi Biopharmaceuticals	199,855	783,432
* #	Nanogen, Inc.	102,087	26,543
*	National Dentex Corp.	646	3,417
#	National Healthcare Corp.	103,884	4,260,283
#	National Research Corp.	66,513	1,904,267
* #	Natus Medical, Inc.	212,592	3,252,658
* #	Nektar Therapeutics	1,395	7,714
* #	Neogen Corp.	135,771	4,001,171
* #	Neopharm, Inc.	142,368	18,650
*	Neurobiological Technologies, Inc.	870	592
*	Neurocrine Biosciences, Inc.	368,927	1,523,669
* #	Neurogen Corp.	249,201	42,364
*	Nighthawk Radiology Holdings, Inc.	1,565	7,183
*	NitroMed, Inc.	104,152	36,453
*	NMT Medical, Inc.	962	1,049
*	North American Scientific, Inc.	17,499	4,375
* #	Northfield Laboratories, Inc.	177,738	152,855
*	Northstar Neuroscience, Inc.	68,280	88,764
* #	Novacea, Inc.	264	351
* #	NovaMed, Inc.	219,315	776,375
* #	Novavax, Inc.	420,750	946,687
*	Noven Pharmaceuticals, Inc.	135,187	1,520,854
*	NOVT Corp.	19,302	25,575
*	NPS Pharmaceuticals, Inc.	37,821	264,747
*	Nutraceutical International Corp.	58,298	533,427
* #	Nuvelo, Inc.	7,038	2,189
* #	NxStage Medical, Inc.	13,774	55,922
*	Occulogix, Inc.	512	1,869
*	Odyssey Healthcare, Inc.	248,988	2,387,795
*	Omnicell, Inc.	231,483	2,541,683
* #	Omrix Biopharmaceuticals, Inc.	80,967	1,403,158
* #	OncoGenex Pharmaceutical, Inc.	9	22
*	Opexa Therapeutics, Inc.	18,635	3,725
* #	Optimer Pharmaceuticals, Inc.	51,244	212,663
*	OraSure Technologies, Inc.	36,288	167,288
* #	Orchid Cellmark, Inc.	287,604	339,373
*	Ore Pharmaceuticals, Inc.	50,794	36,572
*	Orthologic Corp.	315,300	223,863
* #	Oscient Pharmaceuticals Corp.	53,239	39,397
* #	Osiris Therapeutics, Inc.	81,055	1,229,604
*	Osteotech, Inc.	10,806	34,471
*	OxiGENE, Inc.	2,236	1,856
* #	Pain Therapeutics, Inc.	410,909	3,755,708
*	Palomar Medical Technologies, Inc.	59,270	678,049

26

*	Panacos Pharmaceuticals, Inc.	194,943	60,432
*	Par Pharmaceutical Cos, Inc.	271,575	2,715,750
*	PDI, Inc.	131,394	637,261
* #	Penwest Pharmaceuticals Co.	1,694	2,117
*	Pharmacopia, Inc.	90,551	81,496
*	Pharmanet Development Group, Inc.	181,781	290,850
*	Phase Forward, Inc.	142,125	2,028,124
*	PHC, Inc.	26,839	53,410
*	PhotoMedex, Inc.	20,675	5,375
* #	Poniard Pharmaceuticals, Inc.	1	3
* #	Pozen, Inc.	244,062	1,505,863
*	Progenics Pharmaceuticals, Inc.	105,104	1,052,091
*	Prospect Medical Holdings, Inc.	32,100	77,040
*	Providence Service Corp.	882	1,058
* #	ProxyMed, Inc.	121,529	608
	Psychemedics Corp.	1,558	15,923
*	QuadraMed Corp.	676	4,022
* #	Questcor Pharmaceuticals, Inc.	343,109	2,655,664
*	Quidel Corp.	307,000	4,853,670
* #	Quigley Corp.	56,585	207,101
* #	RadNet, Inc.	1,581	5,439
*	Regeneration Technologies, Inc.	302,085	921,359
*	RehabCare Group, Inc.	130,630	2,237,692
*	Repligen Corp.	323,173	1,295,924
* #	Repros Therapeutics, Inc.	859	6,735
*	Res-Care, Inc.	263,391	4,058,855
*	Retractable Technologies, Inc.	272	367
* #	Rigel Pharmaceuticals, Inc.	232,324	2,023,542
*	Rochester Medical Corp.	101,576	1,269,700
* #	Rockwell Medical Technologies, Inc.	714	1,814
*	Rural/Metro Corp.	110,300	196,334
*	RXi Pharmaceuticals Corp.	319	2,935
* #	Salix Pharmaceuticals, Ltd.	12,989	119,499
* #	Sangamo BioSciences, Inc.	343,507	2,682,790
*	Santarus, Inc.	40,827	68,589
* #	Savient Pharmaceuticals, Inc.	185,995	885,336
* #	SciClone Pharmaceuticals, Inc.	3,669	3,339
* #	Seattle Genetics, Inc.	557,925	5,735,469
*	Senesco Technologies, Inc.	185	183
*	Senomyx, Inc.	2,260	5,650
*	SenoRx, Inc.	16	42
* #	Sequenom, Inc.	526	9,468
*	SeraCare Life Sciences, Inc.	127,485	350,584
*	Somanetics Corp.	124,105	2,326,969
* #	Somaxon Pharmaceuticals, Inc.	798	782
*	Sonic Innovations, Inc.	2,086	3,525
* #	SonoSite, Inc.	154,826	3,262,184
	Span-American Medical System, Inc.	36,600	424,560
*	Spectranetics Corp.	226,593	679,779
*	Spectrum Pharmaceuticals, Inc.	2,070	3,726
*	SRI/Surgical Express, Inc.	46,400	106,720
* #	STAAR Surgical Co.	10,672	26,253
* #	Stereotaxis, Inc.	2,339	9,426
*	Strategic Diagnostics, Inc.	1,653	2,198
*	Sun Healthcare Group, Inc.	420,360	4,825,733

27

*	SunLink Health Systems, Inc.	33,465	74,292
*	SuperGen, Inc.	4,417	5,477
* #	SurModics, Inc.	180,264	4,776,996
* #	Symmetry Medical, Inc.	269,982	3,488,167
*	Synovis Life Technologies, Inc.	119,202	2,084,843
* #	Synta Pharmaceuticals Corp.	19,520	138,202
*	Targacept, Inc.	259	1,533
* #	Telik, Inc.	140,820	33,797
*	Theragenics Corp.	280,300	546,585
*	Theravance, Inc.	34,155	231,571
*	Thoratec Corp.	59	1,453
*	Threshold Pharmaceuticals, Inc.	17,876	8,044
*	Titan Pharmaceuticals, Inc.	350,605	63,109
*	TorreyPines Therapeutics, Inc.	900	306
*	Transcend Services, Inc.	2,562	28,951
#	Trimeris, Inc.	1,666	5,448
*	U.S. Physical Therapy, Inc.	118,606	1,646,251
*	Urologix, Inc.	123,100	126,793
*	Uroplasty, Inc.	12,179	17,660
	Utah Medical Products, Inc.	53,100	1,394,937
*	Vascular Solutions, Inc.	150,435	1,415,593
*	Vermillion, Inc.	8,260	5,782
* #	Vical, Inc.	21,924	35,955
*	ViroPharma, Inc.	267,832	3,358,613
* #	Vision-Sciences, Inc.	23,250	73,237
*	Vital Images, Inc.	114,941	1,499,980
*	Vivus, Inc.	585,337	3,564,702
*	VNUS Medical Technologies	66,469	1,025,617
* #	Volcano Corp.	178,364	2,773,560
*	Wright Medical Group, Inc.	48	1,113
* #	XOMA, Ltd.	138	172
	Young Innovations, Inc.	67,056	1,139,952
* #	Zila, Inc.	26,503	16,697
* #	Zoll Medical Corp.	196,158	4,723,485
* #	Zymogenetics, Inc.	2,337	7,478
Total Health Care			359,325,625

Industrials — (13.3%)
* #	3-D Systems Corp.	116,036	1,261,311
*	A. T. Cross Co. Class A	73,055	387,191
#	AAON, Inc.	212,587	3,505,560
*	ACCO Brands Corp.	177,655	500,987
*	Accuride Corp.	301,683	96,539
	Aceto Corp.	228,797	1,910,455
*	Active Power, Inc.	333,059	139,885
	Administaff, Inc.	113,778	2,274,422
*	AeroCentury Corp.	8,166	91,867
*	Aerosonic Corp.	480	605
* #	AeroVironment, Inc.	76,348	2,742,420
*	Air Transport Services Group, Inc.	80,379	26,123
* #	AirTran Holdings, Inc.	4,109	16,806
	Alamo Group, Inc.	90,749	1,141,622
*	Alaska Air Group, Inc.	546,500	13,498,550
	Albany International Corp. Class A	900	13,104
* #	Allegiant Travel Co.	16,968	675,835

28

* #	Allied Defense Group, Inc.	51,940	376,565
*	Altra Holdings, Inc.	143,580	1,283,605
	American Ecology Corp.	176,798	3,101,037
*	American Locker Group, Inc.	32,200	35,420
#	American Railcar Industries, Inc.	629	6,994
*	American Reprographics Co.	123,819	1,317,434
#	American Science & Engineering, Inc.	89,984	5,659,994
* #	American Superconductor Corp.	264,474	3,308,570
#	American Woodmark Corp.	129,528	2,401,449
	Ameron International Corp.	79,595	3,740,965
	Ampco-Pittsburgh Corp.	86,200	2,037,768
* #	AMREP Corp.	63,623	1,915,689
*	APAC Customer Services, Inc.	4,011	5,976
	Apogee Enterprises, Inc.	255,606	2,520,275
*	Applied Energetics, Inc.	1,516	1,182
	Applied Signal Technologies, Inc.	122,704	2,198,856
*	Argan, Inc.	8,219	97,560
*	Argon ST, Inc.	216,502	4,516,232
#	Arkansas Best Corp.	162,953	4,756,598
*	Arotech Corp.	99,723	63,823
	Art’s-Way Manufacturing Co., Inc.	200	800
* #	Astec Industries, Inc.	198,740	5,051,971
*	Astronics Corp.	68,636	857,950
*	Astronics Corp. Class B	17,159	207,109
*	Avalon Holding Corp. Class A	20,575	32,920
*	Avis Budget Group, Inc.	86,238	141,430
* #	Axsys Technologies, Inc.	101,363	6,692,999
* #	AZZ, Inc.	119,452	3,485,609
#	Badger Meter, Inc.	249,540	6,288,408
*	Baker (Michael) Corp.	85,237	2,031,198
*	Baldwin Technology Co., Inc. Class A	2,160	4,277
	Barrett Business Services, Inc.	92,843	1,021,273
* #	Beacon Roofing Supply, Inc.	188,843	2,583,372
*	Blount International, Inc.	325,962	2,832,610
#	BlueLinx Holdings, Inc.	11,916	32,054
	Bowne & Co., Inc.	214,283	1,669,265
*	Breeze-Eastern Corp.	22,487	188,778
#	Briggs & Stratton Corp.	69,100	1,089,016
*	BTU International, Inc.	74,894	371,474
* #	Builders FirstSource, Inc.	2,643	10,043
*	Butler International, Inc.	1	—
#	C&D Technologies, Inc.	230,400	806,400
*	CAI International, Inc.	75	594
*	Cano Petroleum, Inc.	1,730	1,003
* #	Capstone Turbine Corp.	7,331	9,897
	Cascade Corp.	116,703	3,852,366
*	Casella Waste Systems, Inc. Class A	190,472	959,979
* #	CBIZ, Inc.	681,623	5,521,146
	CDI Corp.	56,357	732,641
*	CECO Environmental Corp.	986	2,761
*	Celadon Group, Inc.	200,675	2,145,216
* #	Cenveo, Inc.	636	3,072
*	Ceradyne, Inc.	800	18,800
	Champion Industries, Inc.	46,712	147,610
	Chase Corp.	76,372	1,113,504

29

	Chicago Rivet & Machine Co.	20,000	314,000
	CIRCOR International, Inc.	106,080	3,251,352
* #	Coleman Cable, Inc.	1,786	12,431
*	Columbus McKinnon Corp.	184,400	2,588,976
*	Comforce Corp.	80,066	76,063
	Comfort Systems USA, Inc.	400,300	3,734,799
*	Commercial Vehicle Group, Inc.	211,435	281,209
*	Competitive Technologies, Inc.	102,100	148,045
	CompX International, Inc.	14,716	83,587
*	COMSYS IT Partners, Inc.	4,801	29,190
*	Conrad Industries, Inc.	18,700	187,935
*	Consolidated Graphics, Inc.	84,422	1,098,330
*	Cornell Companies, Inc.	106,200	2,418,174
*	Corrpro Companies, Inc.	37,900	15,160
*	CoStar Group, Inc.	32,189	1,159,448
*	Covanta Holding Corp.	1	16
*	Covenant Transport Group Class A	91,000	190,190
*	CPI Aerostructures, Inc.	47,933	321,151
* #	CRA International, Inc.	51,625	1,396,972
#	Cubic Corp.	77,697	1,728,758
	Deluxe Corp.	14,900	181,184
	Diamond Management & Technology Consultants, Inc.	43,492	173,098
* #	Document Securities Systems, Inc.	1,070	1,498
* #	Dollar Thrifty Automotive Group, Inc.	536,758	869,548
* #	Double Eagle Petroleum Co.	268	2,163
	Ducommun, Inc.	99,023	1,999,274
*	DXP Enterprises, Inc.	67,332	939,955
*	Dynamex, Inc.	104,998	2,563,001
	Dynamic Materials Corp.	30,064	571,216
*	Eagle Test Systems, Inc.	121,798	1,844,022
#	Eastern Co.	53,459	628,143
	Ecology & Environment, Inc. Class A	20,492	204,920
	Electro Rent Corp.	238,205	2,856,078
#	Encore Wire Corp.	219,225	4,202,543
* #	Ener1, Inc.	102,006	798,707
* #	Energy Focus, Inc.	838	2,011
* #	EnerSys Inc.	29,548	390,625
*	ENGlobal Corp.	238,669	1,047,757
	Ennis, Inc.	227,402	2,676,522
* #	EnPro Industries, Inc.	197,900	4,395,359
*	Environmental Tectonics Corp.	60,400	84,560
	Espey Manufacturing & Electronics Corp.	41,000	807,700
*	Exide Technologies	49,570	235,457
*	Exponent, Inc.	145,900	4,293,837
* #	ExpressJet Holdings, Inc.	49,740	86,050
*	EXX, Inc. Class A	15,725	25,160
*	EXX, Inc. Class B	5,105	12,763
	Federal Signal Corp.	467,647	3,979,676
*	First Aviation Services, Inc.	1,700	2,465
* #	Flanders Corp.	254,700	1,579,140
*	Flow International Corp.	152,714	586,422
*	Fortune Industries, Inc.	25	10
	Forward Air Corp.	180,225	4,716,488
	Franklin Electric Co., Inc.	15,824	667,140
	Freightcar America, Inc.	622	16,240

30

	Frozen Food Express Industries, Inc.	161,875	937,256
* #	Fuel Tech, Inc.	72,546	852,416
* #	FuelCell Energy, Inc.	5,063	24,201
*	Furmanite Corp.	332,038	2,656,304
	G & K Services, Inc. Class A	149,828	3,384,615
	GenCorp, Inc.	4,499	22,045
	General Employment Enterprises, Inc.	78	32
* #	GeoEye, Inc.	146,037	3,160,241
*	GeoPetro Resources Co.	123	154
*	Global Cash Access, Inc.	1,975	5,570
#	Gorman-Rupp Co.	165,285	5,198,213
*	GP Strategies Corp.	152,856	920,193
#	Graham Corp.	65,200	1,369,200
	Great Lakes Dredge & Dock Corp.	22,271	99,774
	Greenbrier Companies, Inc.	149,800	1,235,850
*	Griffon Corp.	482,883	4,075,533
	Hardinge, Inc.	102,200	712,334
* #	Hawaiian Holdings, Inc.	588,481	4,119,367
#	Healthcare Services Group, Inc.	410,100	6,791,256
	HEICO Corp. Class A	125,402	3,520,034
#	Heidrick & Struggles International, Inc.	165,119	3,984,321
*	Henry Bros. Electronics, Inc.	29,514	178,560
*	Herley Industries, Inc.	127,372	1,694,048
* #	Hill International, Inc.	317,228	1,992,192
	Hi-Shear Technology Corp.	65,001	653,260
	HNI Corp.	28	513
* #	Hoku Scientific, Inc.	474	2,346
#	Horizon Lines, Inc. Class A	402	1,885
#	Houston Wire & Cable Co.	34,065	392,429
*	HQ Sustainable Maritime Industries, Inc.	495	2,030
*	Hudson Highland Group, Inc.	2,011	10,538
*	Hudson Technologies, Inc.	20,484	22,123
* #	Hurco Companies, Inc.	54,770	1,232,325
*	Huttig Building Products, Inc.	161,870	179,676
* #	ICF International, Inc.	6,100	113,338
*	ICT Group, Inc.	52,478	276,559
*	II-VI, Inc.	95,342	2,678,157
* #	InnerWorkings, Inc.	178,664	1,241,715
*	Innotrac Corp.	156,400	416,024
	Innovative Solutions & Support, Inc.	38,899	239,229
*	Insituform Technologies, Inc. Class A	196,867	2,643,924
	Insteel Industries, Inc.	1,362	13,974
*	Integrated Electrical Services, Inc.	25,682	314,091
*	Interline Brands, Inc.	252,827	2,690,079
*	International Shipholding Corp.	64,625	1,589,129
*	Intersections, Inc.	163,946	1,377,146
* #	JetBlue Airways Corp.	229,279	1,272,498
*	JPS Industries, Inc.	24,500	134,750
*	Kadant, Inc.	106,811	1,755,973
	Kaman Corp. Class A	237,610	6,066,183
	Kelly Services, Inc. Class A	1,184,737	16,870,655
	Kelly Services, Inc. Class B	518	7,382
*	Kenexa Corp.	2,004	17,856
*	Key Technology, Inc.	49,705	804,724
*	Kforce, Inc.	393,681	3,098,269

31

	Knoll, Inc.	203,329	2,940,137
*	Korn/Ferry International	253,000	3,514,170
*	K-Tron International, Inc.	54,706	5,141,817
*	L.B. Foster Co. Class A	120,700	3,319,250
	L.S. Starrett Co. Class A	49,011	695,956
*	LaBarge, Inc.	211,950	2,914,313
*	Ladish Co., Inc.	115,716	1,970,643
	Lawson Products, Inc.	80,960	2,412,608
* #	Layne Christensen Co.	146,555	3,851,465
*	Learning Tree International, Inc.	101,619	1,295,642
*	LECG Corp.	1,804	8,659
*	LGL Group, Inc.	44,834	201,753
*	Limco-Piedmont, Inc.	2,800	9,940
*	LMI Aerospace, Inc.	106,076	1,619,781
	LSI Industries, Inc.	260,130	2,042,021
*	Lydall, Inc.	141,300	939,645
*	M&F Worldwide Corp.	85,330	1,966,857
*	Mac-Gray Corp.	116,200	881,958
*	Magnetek, Inc.	298,299	641,343
*	Manitex International, Inc.	6,450	11,288
*	Marten Transport, Ltd.	206,500	3,795,470
*	Maxco, Inc.	18,800	63,356
	McGrath Rentcorp	246,518	5,605,819
*	Meadow Valley Corp.	22,900	160,071
* #	Media Sciences International, Inc.	11,400	14,364
*	Medialink Worldwide, Inc.	59,209	8,289
*	Merrimac Industries, Inc.	20,512	62,562
* #	Mesa Air Group, Inc.	331,800	122,766
#	Met-Pro Corp.	260,261	3,039,848
*	MFRI, Inc.	46,934	331,823
*	Microvision, Inc.	3,741	6,472
*	Middleby Corp.	200	8,078
*	Miller Industries, Inc.	34,193	208,577
*	Misonix, Inc.	62,750	128,638
*	Mobile Mini, Inc.	128,085	2,151,828
*	Moore Handley, Inc.	1,500	1,650
	Mueller (Paul) Co.	26,300	933,650
	Mueller Water Products, Inc.	31,700	221,900
	Multi-Color Corp.	101,404	1,997,659
	NACCO Industries, Inc. Class A	13,080	805,859
*	Nashua Corp.	54,500	372,780
*	National Patent Development Corp.	109,400	164,100
	National Technical Systems, Inc.	110,388	470,805
* #	Navigant Consulting, Inc.	133,792	2,163,417
*	NCI Building Systems, Inc.	130,500	2,428,605
*	North America Galvanizing & Coatings, Inc.	141,077	517,753
* #	Odyssey Marine Exploration, Inc.	448,045	1,693,610
	Omega Flex, Inc.	115,650	2,473,754
*	On Assignment, Inc.	199,121	1,294,287
*	Orbit International Corp.	14,582	37,038
*	P.A.M. Transportation Services, Inc.	96,745	839,747
	Pacer International, Inc.	90,089	1,017,105
*	Paragon Technologies, Inc.	39,425	155,532
*	Park-Ohio Holdings Corp.	125,525	952,735
*	Patrick Industries, Inc.	48,300	92,736

32

*	Patriot Transportation Holding, Inc.	31,700	2,219,000
*	Pemco Aviation Group Inc	66	178
*	Perini Corp.	2,146	40,817
*	PGT, Inc.	32,050	66,344
* #	PHH Corp.	61,100	492,466
*	Pike Electric Corp.	20,925	183,094
* #	Pinnacle Airlines Corp.	217,187	592,921
* #	Plug Power, Inc.	677,284	663,738
* #	PMFG, Inc.	125,088	1,358,456
	Portec Rail Products, Inc.	4,256	28,643
*	Powell Industries, Inc.	110,356	2,042,690
* #	Power-One, Inc.	6,377	7,078
	Preformed Line Products Co.	42,079	1,683,160
*	PRG-Schultz International, Inc.	620	2,629
* #	Protection One, Inc.	26,663	195,973
	Providence & Worcester Railroad Co.	15,612	218,568
*	Quality Distribution, Inc.	1,398	2,852
	Quixote Corp.	66,768	428,651
#	Raven Industries, Inc.	349,469	11,249,407
*	RBC Bearings, Inc.	117,752	2,794,255
*	RCM Technologies, Inc.	112,993	128,812
*	Republic Airways Holdings, Inc.	163,944	2,450,963
*	Rush Enterprises, Inc. Class A	239,334	2,242,560
*	Rush Enterprises, Inc. Class B	119,786	1,278,117
*	Saia, Inc.	112,832	1,197,148
	Schawk, Inc.	244,071	3,204,652
* #	School Specialty, Inc.	207,467	4,356,807
*	Schuff International, Inc.	53,200	851,200
	Servidyne, Inc.	19,750	76,630
	Servotronics, Inc.	24,804	146,344
*	SIFCO Industries, Inc.	45,830	261,231
*	Simclar, Inc.	23,400	31,824
	SkyWest, Inc.	1,074,109	16,552,020
*	SL Industries, Inc.	88,385	936,881
*	SmartPros, Ltd.	38,973	115,555
*	SPACEHAB, Inc.	6,182	2,226
*	Sparton Corp.	6,900	14,007
*	Spherion Corp.	474,893	1,510,160
*	Spherix, Inc.	135,335	94,735
* #	Spire Corp.	102,842	889,583
*	Standard Parking Corp.	190,180	3,986,173
#	Standard Register Co.	22,811	185,453
	Standex International Corp.	116,377	3,003,690
* #	Stanley, Inc.	57,083	1,955,664
*	Sterling Construction Co., Inc.	62,130	820,737
#	Sun Hydraulics, Inc.	160,570	3,362,336
	Supreme Industries, Inc.	95,760	138,852
	Sypris Solutions, Inc.	167,114	155,416
	TAL International Group, Inc.	217,127	3,595,623
*	Taleo Corp. Class A	9,954	137,365
* #	Taser International, Inc.	30,614	153,376
* #	Team, Inc.	156,000	4,332,120
*	TeamStaff, Inc.	3,862	7,338
	Tech/Ops Sevcon, Inc.	60,800	291,840
	Technology Research Corp.	57,021	96,936

33

	Tecumseh Products Co. Class A	123,298	2,283,479
*	Tecumseh Products Co. Class B	9,600	159,360
#	Tennant Co.	184,600	4,631,614
*	The Advisory Board Co.	96	2,366
	Thomas Group, Inc.	307	319
#	Titan International, Inc.	325,861	3,766,953
	Todd Shipyards Corp.	55,095	688,688
*	Trailer Bridge, Inc.	42,500	191,250
*	TRC Companies, Inc.	179,330	324,587
	Tredegar Industries, Inc.	337,450	4,967,264
* #	Trex Co., Inc.	144,000	2,348,640
#	Triumph Group, Inc.	14,909	653,909
*	TrueBlue, Inc.	3,262	27,172
*	Tufco Technologies, Inc.	6,498	22,418
* #	TurboChef Technologies, Inc.	284,090	1,428,973
	Twin Disc, Inc.	164,400	1,274,100
*	U.S. Home Systems, Inc.	653	1,384
* #	Ultralife Corp.	72,011	625,776
	Universal Forest Products, Inc.	76,978	1,820,530
*	Universal Power Group, Inc.	18,016	24,141
*	Universal Security Instruments, Inc.	197	621
*	Universal Truckload Services, Inc.	33,987	519,321
* #	UQM Technologies, Inc.	2,007	4,415
*	US Airways Group, Inc.	23,900	242,346
*	USA Truck, Inc.	65,486	967,228
* #	Valence Technology, Inc.	67,400	155,020
	Valpey Fisher Corp.	36,360	72,720
*	Versar, Inc.	34,351	130,534
	Viad Corp.	194,613	4,252,294
#	Vicor Corp.	96,175	672,263
*	Volt Information Sciences, Inc.	230,256	1,761,458
	VSE Corp.	33,772	1,107,384
	Wabash National Corp.	301,940	1,835,795
*	WCA Waste Corp.	140,080	455,260
	Western Refining, Inc.	1,300	8,671
*	Willdan Group, Inc.	131	289
*	Willis Lease Finance Corp.	68,261	869,645
* #	YRC Worldwide, Inc.	38,971	178,487
*	Zareba Systems, Inc.	750	1,005
Total Industrials			465,100,728

Information Technology — (15.5%)
*	3Com Corp.	1,754,633	4,790,148
* #	Acacia Research	280,483	723,646
*	Access Integrated Technologies, Inc.	1,512	1,799
*	ACI Worldwide, Inc.	61,942	848,605
*	Acme Packet, Inc.	121	574
*	Acorn Factor, Inc.	10,025	22,456
*	Actel Corp.	141,089	1,705,766
*	ActivIdentity Corp.	433,354	866,708
*	Actuate Corp.	599,387	1,702,259
	Acxiom Corp.	74,980	589,343
*	Adaptec, Inc.	155,395	498,818
*	ADDvantage Technologies Group, Inc.	508	1,031
*	Adept Technology, Inc.	17,144	98,064

34

*	Advanced Analogic Technologies, Inc.	3,129	9,418
*	Advanced Energy Industries, Inc.	402,909	4,299,039
*	Advanced Photonix, Inc.	65,272	78,326
*	Aehr Test Systems	42,605	116,738
*	Aetrium, Inc.	767	1,680
	Agilysys, Inc.	169,595	681,772
*	Airspan Networks, Inc.	51,891	14,529
* ●	Allen Organ Co. Escrow	4,700	42,711
*	Allied Motion Technologies, Inc.	34,580	101,319
* #	American Commercial Lines, Inc.	5,940	44,134
	American Software, Inc. Class A	277,700	1,263,535
*	Amtech Systems, Inc.	62,270	399,151
* #	Anadigics, Inc.	111,910	196,962
*	Analysts International Corp.	190,092	163,479
*	Anaren, Inc.	130,802	1,628,485
*	Ansys, Inc.	89	2,548
*	Applied Micro Circuits Corp.	2,438,511	12,460,791
* #	Ariba, Inc.	311	3,328
* #	Art Technology Group, Inc.	1,005,130	1,960,004
*	Aruba Networks, Inc.	721	2,242
*	Astea International, Inc.	21,160	71,732
	Astro-Med, Inc.	68,027	480,271
*	Asyst Technologies, Inc.	476,594	300,254
	Atlantic Tele-Network, Inc.	65,445	1,592,277
*	ATMI, Inc.	937	11,394
*	Authentidate Holding Corp.	272,845	103,681
*	Autobytel, Inc.	391,202	305,138
* #	Avanex Corp.	692	2,145
* #	Avid Technology, Inc.	66,615	987,900
*	Aviza Technology, Inc.	111,651	16,748
*	Avocent Corp.	63,488	953,590
*	Aware, Inc.	78,144	175,824
*	Axcelis Technologies, Inc.	1,005,230	442,301
*	Axesstel, Inc.	78,569	31,428
*	AXT, Inc.	289,963	461,041
* #	Bankrate, Inc.	179,072	5,893,260
* #	BearingPoint, Inc.	1,496,056	329,132
	Bel Fuse, Inc. Class A	42,550	885,891
	Bel Fuse, Inc. Class B	97,305	2,111,519
*	Bell Microproducts, Inc.	228,950	206,055
*	BigBand Networks, Inc.	66,103	244,581
*	Bitstream, Inc.	81,600	345,168
	Black Box Corp.	312,624	9,506,896
	Blackbaud, Inc.	7,086	107,707
*	Blonder Tongue Laboratories, Inc.	76,200	64,774
* #	Blue Coat Systems, Inc.	231,146	3,120,471
	Bogen Communications International, Inc.	64,200	263,220
* #	Bookham, Inc.	692,066	373,716
* #	Borland Software Corp.	698,336	1,047,504
*	Bottomline Technologies, Inc.	135,609	1,068,599
*	Brightpoint, Inc.	80	461
*	BSQUARE Corp.	87,489	248,469
*	Cabot Microelectronics Corp.	234,301	6,731,468
*	CalAmp Corp.	221,484	172,758
*	California Micro Devices Corp.	69,454	164,606

35

*	Callidus Software, Inc.	1,618	5,469
*	CallWave, Inc.	182,541	198,970
*	Captaris, Inc.	271,921	1,294,344
*	Cascade Microtech, Inc.	9,900	31,680
#	Cass Information Systems, Inc.	36,620	1,272,545
*	Catapult Communications Corp.	127,358	543,819
* #	Cavium Networks, Inc.	114,240	1,455,418
*	CEVA, Inc.	187,703	1,595,476
*	Checkpoint Systems, Inc.	84,255	1,062,456
*	Cherokee International Corp.	190,958	561,417
*	Chordiant Software, Inc.	2,563	8,509
*	Chyron International Corp.	315	674
*	Ciber, Inc.	320,766	1,732,136
*	Cirrus Logic, Inc.	695,469	3,991,992
*	Clarus Corp.	138,650	693,250
*	Clearfield, Inc.	41,400	39,330
#	Cognex Corp.	231,298	3,705,394
	Cohu, Inc.	157,211	2,222,964
*	Comarco, Inc.	72,455	82,236
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	947,200
* #	CommVault Systems, Inc.	84,017	898,982
*	Computer Task Group, Inc.	178,200	889,218
*	Concurrent Computer Corp.	510	1,872
*	Conexant Systems, Inc.	26,618	41,258
* #	Convera Corp.	2,214	731
*	CPI International, Inc.	889	8,766
*	Cray, Inc.	76,752	241,001
*	CSG Systems International, Inc.	146,655	2,438,873
*	CSP, Inc.	78,328	291,772
	CTS Corp.	147,210	1,028,998
*	CVD Equipment Corp.	31,867	79,349
*	CyberOptics Corp.	56,931	440,646
* #	CyberSource Corp.	189,607	2,303,725
* #	Cymer, Inc.	72,380	1,771,139
#	Daktronics, Inc.	201,959	2,011,512
*	Data I/O Corp.	77,000	219,450
*	Datalink Corp.	48,966	150,815
	Dataram Corp.	83,150	106,432
*	Datawatch Corp.	18,488	24,774
*	DDi Corp.	83,350	373,408
*	DealerTrack Holdings, Inc.	48,480	520,190
*	Digi International, Inc.	239,351	2,450,954
*	Digimarc Corp.	60,380	603,800
*	Digital Angel Corp.	313,235	65,779
*	Ditech Networks, Inc.	316,660	262,828
*	DivX, Inc.	3,104	21,666
*	Dot Hill Systems Corp.	415,566	494,524
*	Double-Take Software, Inc.	19,524	144,478
*	DSP Group, Inc.	275,627	1,736,450
* #	DTS, Inc.	179,451	3,705,663
*	Dycom Industries, Inc.	40,306	357,917
*	Dynamics Research Corp.	82,812	637,652
* #	EarthLink, Inc.	780,292	5,384,015
*	Easylink Services International Corp.	13,900	29,607

36

*	Ebix, Inc.	300	7,629
* #	Echelon Corp.	395,168	3,212,716
*	EDCI Holdings, Inc.	62,230	196,025
*	EDGAR Online, Inc.	80,827	120,432
*	Edgewater Technology, Inc.	87,868	188,916
*	EFJohnson Technologies, Inc.	1,848	3,511
*	Elecsys Corp.	30,197	149,475
*	Electro Scientific Industries, Inc.	83,371	697,815
*	Electroglas, Inc.	192,800	127,248
*	Electronics for Imaging, Inc.	9,840	104,304
	Electro-Sensors, Inc.	3,450	11,040
*	Elixir Gaming Technologies, Inc.	3,178	445
*	eLoyalty Corp.	12,302	39,982
* #	EMCORE Corp.	459,541	1,635,966
*	EMS Technologies, Inc.	151,599	3,168,419
*	En Pointe Technologies, Inc.	57,200	57,200
*	Endwave Corp.	907	2,993
*	Entegris, Inc.	5,110,889	13,748,291
*	Entorian Technologies, Inc.	445,218	227,061
*	Entrust, Inc.	212,939	298,115
*	Epicor Software Corp.	560,873	3,954,155
*	EPIQ Systems, Inc.	289,576	3,935,338
*	ePlus, Inc.	56,073	474,378
*	Evans & Sutherland Computer Corp.	99,891	81,411
*	Evolving Systems, Inc.	71,600	79,476
*	Exar Corp.	395,970	2,645,080
*	Extreme Networks, Inc.	9,480	17,443
*	FalconStor Software, Inc.	181,605	546,631
* #	Faro Technologies, Inc.	136,378	2,068,854
*	FEI Co.	92,776	1,949,224
* #	Finisar Corp.	636	388
*	Forgent Networks, Inc.	155,036	27,891
* #	Forrester Research, Inc.	224,649	6,301,404
*	FortuNet, Inc.	5,362	21,931
	Frequency Electronics, Inc.	89,100	384,021
*	FSI International, Inc.	276,071	135,275
*	Gerber Scientific, Inc.	213,989	1,022,867
	Gevity HR, Inc.	42,060	143,425
*	Giga-Tronics, Inc.	33,725	31,027
*	Globecomm Systems, Inc.	83,337	656,696
*	Glu Mobile, Inc.	500	445
*	Goldleaf Financial Solutions, Inc.	1,387	1,318
*	GSE Systems, Inc.	117,306	703,836
*	GSI Technology, Inc.	14,376	50,316
*	GTSI Corp.	88,426	513,755
*	Guidance Software, Inc.	354	1,009
*	Hackett Group, Inc.	399,644	1,190,939
*	Halifax Corp.	6,350	4,286
*	Harmonic, Inc.	768,602	5,464,760
*	Harris Stratex Networks, Inc. Class A	16,914	112,140
*	Hauppauge Digital, Inc.	780	881
#	Heartland Payment Systems, Inc.	335	5,832
*	hi/fn, inc.	127,506	337,891
*	Hutchinson Technology, Inc.	240,529	1,645,218
*	Hypercom Corp.	538,300	1,049,685

37

*	I.D. Systems, Inc.	824	4,474
* #	i2 Technologies, Inc.	205,275	2,925,169
* #	iBasis, Inc.	2,799	6,186
*	iCAD, Inc.	37,500	95,250
*	iGATE Capital Corp.	525,324	3,566,950
*	iGo, Inc.	2,297	2,343
*	Ikanos Communications, Inc.	35,141	53,063
*	I-many, Inc.	320,660	57,719
#	Imation Corp.	75,538	930,628
	Imergent, Inc.	919	6,709
*	Immersion Corp.	243,859	1,263,190
*	InFocus Corp.	357,788	318,431
	infoGROUP, Inc.	126,904	565,992
	InfoSpace, Inc.	302,720	2,594,310
*	Innodata Isogen, Inc.	62,828	103,038
*	Insight Enterprises, Inc.	1,369,813	13,328,280
*	InsWeb Corp.	12,966	38,768
	Integral Systems, Inc.	237,400	5,832,918
*	Integrated Silicon Solution, Inc.	209,476	379,152
*	Intelli-Check, Inc.	978	2,249
*	Intelligent Systems Corp.	42,582	72,389
*	Intelligroup, Inc.	116,800	196,224
*	Interactive Intelligence, Inc.	146,489	1,076,694
* #	Internap Network Services Corp.	3,824	10,937
*	Internet Brands, Inc.	49,400	320,606
*	Internet Capital Group, Inc.	368,125	2,105,675
*	Interphase Corp.	508	1,118
*	Interwoven, Inc.	434,529	5,479,411
*	Intest Corp.	84,141	65,630
*	Intevac, Inc.	164,964	1,283,420
*	IntriCon Corp.	61,670	323,768
*	INX, Inc.	43,500	248,820
*	iPass, Inc.	380,440	722,836
*	iPCS, Inc.	21,645	353,246
* #	IPG Photonics Corp.	59,897	850,537
*	Isilon Systems, Inc.	42,895	146,701
*	Iteris, Inc.	52,380	78,046
*	Ixia	390,636	2,601,636
	IXYS Corp.	322,323	2,559,245
*	Jaco Electronics, Inc.	63,009	56,078
*	JDA Software Group, Inc.	266,911	3,811,489
*	Jupitermedia Corp.	268,744	151,813
	Keithley Instruments, Inc.	1,142	4,854
* #	Kemet Corp.	666,900	393,471
*	Key Tronic Corp.	780	1,232
*	Keynote Systems, Inc.	113,450	1,111,810
*	Kopin Corp.	672,020	1,559,086
*	Kowabunga!, Inc.	5,167	723
*	Kratos Defense & Security Solutions, Inc.	32,580	48,218
*	Kulicke & Soffa Industries, Inc.	52,936	155,632
*	KVH Industries, Inc.	89,570	524,880
* #	L-1 Identity Solutions, Inc.	2,755,074	22,591,607
*	Lantronix, Inc.	272	136
*	LaserCard Corp.	62,239	320,531
*	Lattice Semiconductor Corp.	1,053,119	1,979,864

38

*	Leadis Technolgies, Inc.	4,837	3,241
*	LeCroy Corp.	115,888	575,963
*	LightPath Technologies, Inc.	8,650	7,007
*	Lionbridge Technologies, Inc.	4,423	7,696
*	Littlefuse, Inc.	204,498	3,815,933
*	Logic Devices, Inc.	45,800	39,388
*	LogicVision, Inc.	60,980	31,710
*	Logility, Inc.	135,800	719,740
*	LoJack Corp.	11,411	49,866
*	LookSmart, Ltd.	1,826	3,159
*	Loral Space & Communications, Inc.	72,281	831,232
*	LTX-Credence Corp.	1,217,865	755,076
*	Lumera Corp.	53,857	18,850
* #	Luna Innovations, Inc.	17,526	46,093
*	Magma Design Automation, Inc.	3,049	7,958
*	Management Network Group, Inc.	107,667	91,517
* #	Manhattan Associates, Inc.	267,770	4,501,214
#	Marchex, Inc. Class B	2,262	17,372
*	Mastec, Inc.	636,600	5,551,152
*	Mastech Holdings, Inc.	308	477
*	Mattson Technology, Inc.	20,463	53,613
	Maximus, Inc.	212,800	6,796,832
* #	Maxwell Technologies, Inc.	125,013	1,133,868
*	Measurement Specialties, Inc.	5,200	55,536
* #	Mechanical Technology, Inc.	273	325
	MedQuist, Inc.	34,644	135,458
* #	Mentor Graphics Corp.	30,831	226,300
*	Mercury Computer Systems, Inc.	196,106	1,408,041
*	Merix Corp.	185,600	105,792
	Mesa Laboratories, Inc.	31,485	566,730
	Methode Electronics, Inc.	216,662	1,644,465
	Micrel, Inc.	527,371	3,876,177
*	MicroStrategy, Inc.	30,917	1,217,202
*	Microtune, Inc.	10,798	26,995
* #	Midway Games, Inc.	13,415	11,939
*	Mindspeed Technologies, Inc.	1,695	2,458
*	MIPS Technologies, Inc.	433,092	1,208,327
*	MIVA, Inc.	2,596	1,012
	Mocon, Inc.	72,775	618,588
*	ModusLink Global Solutions, Inc.	174,778	971,766
* #	Monolithic Power Systems	283,490	4,816,495
* #	MoSys, Inc.	128,298	487,532
*	MPS Group, Inc.	201,692	1,571,181
*	MRV Communications, Inc.	1,232,392	911,847
*	MSC.Software Corp.	244,802	2,105,297
*	MTM Technologies, Inc.	2,780	3,364
	MTS Systems Corp.	188,648	6,127,287
*	Multi-Fineline Electronix, Inc.	41,279	482,139
*	Nanometrics, Inc.	126,071	155,067
*	Napco Security Systems, Inc.	323,601	660,146
*	NCI, Inc.	50,704	1,206,755
*	NETGEAR, Inc.	1,114	12,310
* #	NetLogic Microsystems, Inc.	199,008	4,203,049
*	NetScout Systems, Inc.	320,068	3,079,054
*	Network Engines, Inc.	348,071	142,709

39

* #	Network Equipment Technologies, Inc.	2,006	5,476
*	Newport Corp.	113,520	816,209
	NIC, Inc.	606,425	3,256,502
*	Novatel Wireless, Inc.	2,402	12,514
*	Nu Horizons Electronics Corp.	129,666	243,772
*	NumereX Corp. Class A	53,804	231,357
* #	NYFIX, Inc.	214,349	332,241
	O.I. Corp.	25,700	232,842
*	Oculus Innovative Sciences, Inc.	219	212
*	OmniVision Technologies, Inc.	22,573	182,616
*	Omtool, Ltd.	30,770	38,463
* #	ON Semiconductor Corp.	80,976	413,787
*	Online Resources Corp.	110,423	386,481
*	Onvia, Inc.	16,247	55,240
	Openwave Systems, Inc.	200,859	150,644
*	Oplink Communications, Inc.	6,726	54,615
*	OPNET Technologies, Inc.	204,034	2,576,949
*	Opnext, Inc.	30,171	120,684
*	OPTi, Inc.	118,200	200,940
*	Optical Cable Corp.	48,605	223,097
* #	Orbcomm, Inc.	75,641	226,923
*	Orthovita, Inc.	84,466	231,437
*	OSI Systems, Inc.	156,242	1,796,783
*	Overland Storage, Inc.	122,200	32,994
* #	OYO Geospace Corp.	41,230	1,182,064
* #	Palm, Inc.	388,916	1,551,775
*	PAR Technology Corp.	132,150	654,143
	Park Electrochemical Corp.	187,535	4,054,507
* #	ParkerVision, Inc.	99,458	498,285
*	PC Connection, Inc.	98,335	593,943
	PC-Tel, Inc.	217,017	1,273,890
*	PDF Solutions, Inc.	16,232	48,696
*	Peerless Systems Corp.	101,700	192,213
	Pegasystems, Inc.	342,478	4,479,612
*	Perceptron, Inc.	36,426	154,446
*	Perficient, Inc.	132,136	725,427
*	Performance Technologies, Inc.	131,275	408,265
*	Pericom Semiconductor Corp.	220,168	1,717,310
*	Pervasive Software, Inc.	191,877	796,290
*	Pfsweb, Inc.	24,219	45,047
*	Phoenix Technologies, Ltd.	220,138	973,010
*	Photronics, Inc.	390,426	269,394
*	Physicians Formula Holdings, Inc.	19,947	70,413
*	Pixelworks, Inc.	1	1
*	Planar Systems, Inc.	136,502	273,004
*	PlanetOut, Inc.	9,920	15,872
*	PLATO Learning, Inc.	196,730	338,376
*	PLX Technology, Inc.	54,006	185,781
*	Power Integrations, Inc.	260,001	5,457,421
* #	Powerwave Technologies, Inc.	858,986	816,037
* #	Presstek, Inc.	127,944	534,806
	QAD, Inc.	211,463	1,078,461
	Qualstar Corp.	11,134	24,606
*	Quantum Corp.	1,897,857	550,379
*	QuickLogic Corp.	259,468	251,684

40

*	Rackable Systems, Inc.	14,842	105,823
*	Radiant Systems, Inc.	234,790	1,237,343
*	RadiSys Corp.	210,368	1,340,044
*	RAE Systems, Inc.	17,957	25,319
*	Ramtron International Corp.	232,136	543,198
*	RealNetworks, Inc.	1,853,418	7,932,629
#	Renaissance Learning, Inc.	2,186	29,817
* #	Research Frontiers, Inc.	6,000	22,980
	RF Industries, Ltd.	18,516	83,322
* #	RF Micro Devices, Inc.	512,323	1,019,523
*	RF Monolithics, Inc.	83,600	44,308
	Richardson Electronics, Ltd.	131,104	658,142
*	RightNow Technologies, Inc.	2,584	17,003
*	Rimage Corp.	91,177	1,343,949
*	Rofin-Sinar Technologies, Inc.	23,344	520,338
*	Rogers Corp.	104,247	3,137,835
*	Rudolph Technologies, Inc.	267,647	896,617
*	S1 Corp.	638,990	4,006,467
*	Saba Software, Inc.	2,288	3,752
*	Safeguard Scientifics, Inc.	1,183,600	935,044
*	Sanmina-SCI Corp.	1,183,183	887,387
*	Sapient Corp.	729,720	4,006,163
* #	SatCon Technology Corp.	315,637	495,550
* #	ScanSource, Inc.	237,698	4,715,928
*	Schmitt Industries, Inc.	17,800	88,911
*	Scientific Learning Corp.	2,607	6,100
*	SCM Microsystems, Inc.	127,744	254,211
*	SeaChange International, Inc.	265,482	2,028,282
*	Secure Computing Corp.	643,355	3,641,389
*	Selectica, Inc.	261,300	279,591
*	Semitool, Inc.	189,911	1,122,374
*	Semtech Corp.	157,597	1,910,076
*	SI International, Inc.	119,583	3,443,990
*	Sigmatron International, Inc.	18,200	60,788
*	Silicon Image, Inc.	72,706	332,266
*	Silicon Storage Technology, Inc.	816,767	2,572,816
*	Simulations Plus, Inc.	123,672	148,406
*	SM&A	17,525	96,388
* #	Smith Micro Software, Inc.	122,577	766,106
*	Soapstone Networks, Inc.	138,942	400,153
* #	Sonic Foundry, Inc.	241,339	125,496
* #	Sonic Solutions, Inc.	16,348	33,350
*	SonicWALL, Inc.	250,711	1,123,185
*	Sourcefire, Inc.	76,900	487,546
*	SourceForge, Inc.	5,367	5,689
*	Spansion, Inc.	35,600	22,072
*	Spectrum Control, Inc.	130,127	810,691
*	SPSS, Inc.	194,669	4,547,468
*	SRS Labs, Inc.	96,056	490,846
*	Standard Microsystems Corp.	214,865	3,869,719
	StarTek, Inc.	131,600	435,596
* #	STEC, Inc.	446,325	2,454,788
*	SteelCloud, Inc.	38,047	22,448
* #	Stratasys, Inc.	200,026	2,416,314
*	SumTotal Systems, Inc.	214,715	689,235

41

* #	Sunair Electronics, Inc.	46,583	95,495
*	Sunrise Telecom, Inc.	160,600	59,422
* #	Supertex, Inc.	128,300	3,094,596
*	SupportSoft, Inc.	145,399	363,498
*	Switch and Data Facilities Co.	1,006	9,477
*	Sycamore Networks, Inc.	584,013	1,950,603
*	Sykes Enterprises, Inc.	403,892	6,446,116
*	Symmetricom, Inc.	455,290	2,026,041
* #	Synaptics, Inc.	175	5,406
*	Synchronoss Technologies, Inc.	18	140
*	SYNNEX Corp.	278,000	4,289,540
	Taitron Components, Inc.	9,373	7,780
*	Technical Communications Corp.	7,300	33,215
	Technitrol, Inc.	201	1,160
*	Technology Solutions Co.	22,600	57,969
*	TechTeam Global, Inc.	89,657	524,493
*	Techwell, Inc.	88,283	773,359
* #	Tekelec	157,560	1,999,436
*	TeleCommunication Systems, Inc.	326,415	2,245,735
* #	Telkonet, Inc.	4,562	1,049
*	Telular Corp.	4,313	6,470
* #	Terremark Worldwide, Inc.	288,734	1,302,190
*	Tessco Technologies, Inc.	80,250	880,343
* #	The Knot, Inc.	1,682	11,606
	TheStreet.com, Inc.	228,080	898,635
*	Tier Technologies, Inc. Class B	169,900	1,016,002
*	TII Network Technologies, Inc.	57,160	38,297
* #	TNS, Inc.	214,400	3,040,192
*	Tollgrade Communications, Inc.	128,895	567,138
*	Track Data Corp.	18,673	30,344
*	Transact Technologies, Inc.	90,009	630,063
*	Transcat, Inc.	42,500	339,575
*	Trans-Lux Corp.	7,545	10,714
* #	Transwitch Corp.	313,220	131,552
* #	Travelzoo, Inc.	1,211	5,353
*	Trident Microsystems, Inc.	431	780
	Trio-Tech International	224	504
*	Triquint Semiconductor, Inc.	1,347,578	6,037,149
*	Troy Group, Inc.	14,400	32,400
	TSR, Inc.	130,304	260,608
*	TTM Technologies, Inc.	353,127	2,528,389
* #	Tyler Technologies, Inc.	388,250	5,276,318
*	Ulticom, Inc.	386,764	2,214,224
*	Ultimate Software Group, Inc.	243,491	3,245,735
*	Ultra Clean Holdings, Inc.	8,174	24,685
*	Ultratech, Inc.	177,477	2,676,353
*	Unica Corp.	98,069	507,017
	United Online, Inc.	732,564	5,420,974
* #	Universal Display Corp.	307,402	3,326,090
*	UTStarcom, Inc.	234,239	557,489
*	Veeco Instruments, Inc.	38,380	297,061
*	Viasat, Inc.	257,152	4,685,309
*	Vicon Industries, Inc.	45,650	214,555
*	Video Display Corp.	96,880	802,166
*	Vignette Corp.	283,065	2,298,488

42

*	Virage Logic Corp.	26,289	118,826
*	Vishay Intertechnology, Inc.	3,213,163	13,848,733
*	Vocus, Inc.	150,219	2,528,186
* #	Volterra Semiconductor Corp.	125,916	1,188,647
	Wayside Technology Group, Inc.	30,941	178,220
*	Web.com Group, Inc.	165,110	810,690
*	Websense, Inc.	103,899	2,028,108
*	Westell Technologies, Inc.	440,604	139,627
*	White Electronics Designs Corp.	168,557	672,542
*	Wind River Systems, Inc.	256,842	2,244,799
*	Winland Electronics, Inc.	20,500	11,275
*	Wireless Ronin Technologies, Inc.	775	1,209
*	Wireless Telecom Group, Inc.	225,386	132,978
*	WPCS International, Inc.	14,126	42,378
* #	X-Rite, Inc.	2,282	7,348
*	Zhone Technologies, Inc.	372,390	45,432
*	ZILOG, Inc.	152,239	432,359
* #	Zix Corp.	3,750	6,713
*	Zones, Inc.	147,800	1,198,658
*	Zoran Corp.	205,084	1,669,384
*	Zygo Corp.	62,333	535,440
Total Information Technology			542,138,758

Materials — (3.7%)
	A. Schulman, Inc.	248,233	4,445,853
	A.M. Castle & Co.	75,184	914,989
*	AEP Industries, Inc.	37,085	725,753
#	AMCOL International Corp.	271,602	6,662,397
*	American Pacific Corp.	74,238	857,449
#	American Vanguard Corp.	105,908	1,549,434
* #	Amerigon, Inc.	1,096	5,261
	Arch Chemicals, Inc.	231,263	6,560,931
	Balchem Corp.	158,512	4,051,567
* #	Basin Water, Inc.	97,289	69,075
*	Brush Engineered Materials, Inc.	1,075	13,190
*	Buckeye Technologies, Inc.	269,390	1,586,707
*	Bway Holding Co.	10,203	76,318
	Calgon Carbon Corp.	385,472	5,134,487
*	Caraustar Industries, Inc.	258,224	93,219
	Chemtura Corp.	2,131,613	3,687,690
	Chesapeake Corp.	156,944	7,219
*	Constar International, Inc.	123,077	50,462
*	Continental Materials Corp.	14,900	270,063
*	Core Molding Technologies, Inc.	48,931	159,026
	Deltic Timber Corp.	123,292	5,615,951
*	Detrex Corp.	10,200	53,550
	Empire Resources, Inc.	774	1,780
	Ferro Corp.	300,005	4,644,077
	Flamemaster Corp.	189	1,040
* #	Flotek Industries, Inc.	1,445	7,153
	Friedman Industries, Inc.	183,788	946,508
	General Maritime Corp.	1,058	16,029
* #	General Moly, Inc.	3,240	6,448
#	Georgia Gulf Corp.	230,383	529,881
#	Gibraltar Industries, Inc.	286,490	3,795,993

43

*	Graphic Packaging Holding Co.	143,903	266,221
*	H&E Equipment Services, Inc.	675	3,848
	Hawkins, Inc.	102,252	1,668,753
*	Haynes International, Inc.	284	7,188
* #	Headwaters, Inc.	211,397	2,240,808
* #	Hecla Mining Co.	142,924	355,881
*	ICO, Inc.	148,293	662,870
*	Impreso, Inc.	31,500	88,200
#	Innophos Holdings, Inc.	58,677	1,569,610
	KMG Chemicals, Inc.	609	2,466
	Koppers Holdings, Inc.	42,618	1,013,882
	Kronos Worldwide, Inc.	1,000	12,700
*	Landec Corp.	247,443	2,313,592
	Louisiana-Pacific Corp.	2,892,020	13,881,696
*	LSB Industries, Inc.	1,386	11,393
*	Material Sciences Corp.	138,299	681,814
*	Maxxam, Inc.	39,088	527,688
* #	Metalico, Inc.	1,089	3,485
* #	Mines Management, Inc.	1,622	1,168
*	Mod-Pac Corp.	26,617	78,520
	Myers Industries, Inc.	295,900	3,127,663
*	Nanophase Technologies Corp.	1,441	2,017
	Neenah Paper, Inc.	58,067	524,345
	NewMarket Corp.	19,620	739,478
#	NL Industries, Inc.	234,189	3,227,124
	NN, Inc.	162,400	1,170,904
*	Northern Technologies International Corp.	36,846	381,356
* #	Northwest Pipe Co.	84,859	2,437,999
	Olympic Steel, Inc.	78,200	1,787,652
*	OM Group, Inc.	200,851	4,286,160
*	OMNOVA Solutions, Inc.	3,338	4,106
	P.H. Glatfelter Co.	429,800	4,431,238
	Penford Corp.	85,554	1,101,080
*	PolyOne Corp.	316,503	1,503,389
	Quaker Chemical Corp.	98,329	1,881,034
*	Ready Mix, Inc.	10,563	24,929
*	Rock of Ages Corp.	34,100	102,300
*	Rosetta Resources, Inc.	537,198	5,667,439
	Schweitzer-Maudoit International, Inc.	146,820	2,454,830
*	Solitario Exploration & Royalty Corp.	2,939	5,819
	Spartech Corp.	290,589	1,848,146
	Stepan Co.	85,071	3,048,094
* #	Stillwater Mining Co.	240	950
*	Symyx Technologies, Inc.	121,592	536,221
	Synalloy Corp.	87,058	652,935
*	U.S. Concrete, Inc.	375,166	1,181,773
* #	U.S. Energy Corp.	71,870	166,738
*	UFP Technologies, Inc.	11,800	62,068
*	United States Lime & Minerals, Inc.	61,645	1,571,948
*	Universal Stainless & Alloy Products, Inc.	55,374	1,020,543
	Vulcan International Corp.	8,251	453,805
	Wausau Paper Corp.	482,100	4,464,246
*	Webco Industries, Inc.	3,750	275,606
*	Williams Industries, Inc.	5,800	9,106
	Zep, Inc.	2,700	56,835
Total Materials			128,141,159

44

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	—
* ●	EquiMed, Inc.	132	—
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	177,770
* ●	Noel Group, Inc.	43,600	567
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	117
Total Other			180,680

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	419,255	3,915,842
	Arbinet-thexchange, Inc.	1,222	3,544
* #	Cbeyond, Inc.	26,986	324,372
* #	Centennial Communications Corp.	2,202	7,839
*	Cincinnati Bell, Inc.	72,000	172,080
* #	Cogent Communications Group, Inc.	463	2,213
#	Consolidated Communications Holdings, Inc.	127,203	1,310,191
	D&E Communications, Inc.	133,862	937,034
#	FairPoint Communications, Inc.	1,970	7,841
* #	FiberTower Corp.	3,733	2,725
*	General Communications, Inc. Class A	415,728	3,192,791
*	GoAmerica, Inc.	117	600
	Hickory Tech Corp.	111,604	697,525
	IDT Corp.	551,787	491,090
	IDT Corp. Class B	1,588,264	1,635,912
#	Iowa Telecommunications Services, Inc.	251,477	3,802,332
*	LCC International, Inc. Class A	209,180	3,138
*	Lynch Interactive Corp.	1	2,015
*	Nexstar Broadcasting Group, Inc.	612	728
*	Occam Networks, Inc.	17,099	48,048
*	PAETEC Holding Corp.	4,387	3,948
*	Point.360	42,346	55,473
*	Premiere Global Services, Inc.	690,525	6,870,724
	Shenandoah Telecommunications Co.	16,600	397,902
*	Spark Networks, Inc.	31,873	96,256
	SureWest Communications	132,297	2,337,688
*	Terrestar Corp.	399	323
*	USA Mobility, Inc.	5,713	55,130
	Warwick Valley Telephone Co.	19,091	157,501
*	Xeta Corp.	85,800	145,860
Total Telecommunication Services			26,678,665

Utilities — (1.8%)
*	AMEN Properties, Inc.	12,375	70,290
	American States Water Co.	165,279	5,654,195
	Artesian Resources Corp. Class A	3,800	54,834
* #	Cadiz, Inc.	31,040	431,766
#	California Water Service Group	204,531	7,682,184
#	Central Vermont Public Service Corp.	140,100	2,789,391
#	CH Energy Group, Inc.	151,294	6,237,852

45

	Chesapeake Utilities Corp.	65,850	2,057,154
	Connecticut Water Services, Inc.	93,287	2,472,106
	Delta Natural Gas Co., Inc.	20,000	491,400
#	Empire District Electric Co.	300,150	5,765,882
	Energy West, Inc.	17,912	148,670
* #	Environmental Power Corp.	95,593	64,047
	Florida Public Utilities Co.	38,597	458,532
	Laclede Group, Inc.	85,683	4,482,935
*	Maine & Maritimes Corp.	29,300	966,900
	MGE Energy, Inc.	205,779	7,331,906
	Middlesex Water Co.	115,548	1,992,048
	NorthWestern Corp.	10,700	209,078
	RGC Resources, Inc.	4,698	119,752
	SJW Corp.	176,422	4,904,532
	Southwest Water Co.	238,602	1,901,658
	UIL Holdings Corp.	188,281	6,213,273
	Unitil Corp.	45,041	1,080,984
	York Water Co.	26,326	315,912
Total Utilities			63,897,281

TOTAL COMMON STOCKS			2,857,346,475

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	31
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
*	Lantronix, Inc. Warrants 2008	65	33
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
*	Valley National Bancorp Warrants 06/30/15	974	6,808
TOTAL RIGHTS/WARRANTS			6,872

TEMPORARY CASH INVESTMENTS — (1.9%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	51,833,986	51,833,986

		Face Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $19,025,000 FNMA 6.50%, 08/01/36, valued at $14,189,577) to be repurchased at $13,978,095	$13,977	13,977,000

TOTAL TEMPORARY CASH INVESTMENTS			65,810,986

		Shares
SECURITIES LENDING COLLATERAL — (16.6%)
§ @	DFA Short Term Investment Fund LP	534,979,627	534,979,627

46

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securitites 0.24%, 11/03/08 (Collateralized by $67,424,373 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/32 to 08/01/38 & U.S. Treasury STRIP 0.566%(y), 11/15/08, valued at $49,299,172) to be repurchased at $47,982,801	$47,982	47,981,844

TOTAL SECURITIES LENDING COLLATERAL		582,961,471

TOTAL INVESTMENTS - (100.0%) (Cost $3,891,675,999)		$3,506,125,804

See accompanying Notes to Financial Statements.

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
	Amcor, Ltd.	1,413,233	$5,455,636
	Amcor, Ltd. Sponsored ADR	77,103	1,191,241
#	APN News & Media, Ltd.	526,344	854,799
	Australia & New Zealand Banking Group, Ltd.	3,302,749	38,716,458
	AXA Asia Pacific Holdings, Ltd.	1,686,544	4,975,425
	Bendigo Bank, Ltd.	198,194	1,748,416
	BlueScope Steel, Ltd.	1,761,980	5,182,288
#	Boral, Ltd.	1,165,887	3,509,071
#	Caltex Australia, Ltd.	265,507	1,672,240
	Commonwealth Bank of Australia	2,119,091	57,926,994
	Crown, Ltd.	171,766	768,725
	CSR, Ltd.	1,601,348	2,327,596
	Downer EDI, Ltd.	522,335	1,696,318
#	Fairfax Media, Ltd.	2,026,771	2,598,350
	Foster’s Group, Ltd.	4,257,295	16,274,745
	Goodman Fielder, Ltd.	2,290,858	2,542,304
	Harvey Norman Holdings, Ltd.	113,157	195,318
	Insurance Australia Group, Ltd.	2,728,706	6,912,152
	Lend Lease Corp., Ltd.	666,410	3,083,644
#	Macquarie Group, Ltd.	71,639	1,421,251
	Metcash, Ltd.	400,000	1,079,613
#	National Australia Bank, Ltd.	3,087,538	50,098,709
	Onesteel, Ltd.	1,520,970	3,494,299
	Origin Energy, Ltd.	1,895,569	19,879,356
	OZ Minerals, Ltd.	1,644,020	1,032,798
	Publishing and Broadcasting, Ltd.	31,694	43,370
	Qantas Airways, Ltd.	2,144,492	3,483,217
	QBE Insurance Group, Ltd.	41,746	712,228
#	Seven Network, Ltd.	195,723	821,369
	Sims Group, Ltd.	2	19
	Suncorp-Metway, Ltd.	1,364,610	7,345,940
	TABCORP Holdings, Ltd.	1,277,891	5,858,644
#	Toll Holdings, Ltd.	206,171	823,052
	Washington H. Soul Pattinson & Co., Ltd.	113,801	658,368

TOTAL — AUSTRALIA			254,383,953

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	262,796	7,006,143
	OMV AG	443,854	14,207,734
	Voestalpine AG	180,281	4,399,658

1

#	Wienerberger AG	162,140	2,691,726

TOTAL — AUSTRIA			28,305,261

BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
	Delhaize Group	201,237	11,317,280
#	Delhaize Group Sponsored ADR	52,900	2,983,560
#	Dexia SA	1,490,720	7,928,871
	UCB SA	278,888	7,098,739
TOTAL COMMON STOCKS			29,328,450

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	256

TOTAL — BELGIUM			29,328,706

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
	Astral Media, Inc. Class A	40,138	928,106
#	Bank of Montreal	364,600	13,013,434
#	Barrick Gold Corp.	1,226,832	28,052,344
	BCE, Inc.	572,125	16,627,843
	Canadian Pacific Railway, Ltd.	329,797	14,926,098
#	Canadian Tire Corp. Class A	166,647	6,332,392
	Canadian Utilities, Ltd. Class A	1,600	56,285
*	CGI Group, Inc.	572,389	4,568,474
# *	Domtar Corp.	315,000	781,424
	E-L Financial Corp., Ltd.	600	194,143
	Empire Co., Ltd. Class A	65,500	2,499,793
#	EnCana Corp.	560,598	28,478,732
#	Fairfax Financial Holdings, Inc.	46,500	12,769,850
	George Weston, Ltd.	107,600	5,491,144
	Gerdau Ameristeel Corp.	403,761	2,160,672
	Goldcorp, Inc.	730,500	13,660,889
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,910,064
	ING Canada, Inc.	128,700	3,503,399
	Jean Coutu Group PJC, Inc. Class A	307,800	1,861,663
	Loblaw Companies, Ltd.	184,013	4,480,861
# *	Lundin Mining Corp.	411,100	613,939
	Magna International, Inc. Class A	243,268	8,162,082
	Manitoba Telecom Services, Inc.	40,500	1,431,092
#	Manulife Financial Corp.	771,400	15,436,960
*	MDS, Inc.	316,264	3,303,546
	Methanex Corp.	23,300	264,645
#	Metro, Inc. Class A	137,300	3,457,276
	National Bank of Canada	254,700	9,553,627
#	Onex Corp.	168,200	2,909,624
# *	OPTI Canada, Inc.	24,400	64,983
	Petro-Canada	1,205,300	30,140,000
	Power Corp. of Canada, Ltd.	456,696	9,927,350

2

#	Quebecor, Inc. Class B	70,700	1,153,795
# *	Saskatchewan Wheat Pool, Inc.	381,473	2,421,197
	Sherritt International Corp.	590,000	1,811,167
*	Sino-Forest Corp.	55,300	517,534
	Sun Life Financial, Inc.	1,262,400	29,693,056
	Teck Cominco Class B	614,800	6,120,966
#	The Thomson Corp.	404,700	9,529,068
	TransCanada Corp.	412,302	12,458,341
#	Yamana Gold, Inc.	1,003,800	4,788,725

TOTAL — CANADA			317,056,583

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	3,132	18,024,667
*	Alm. Brand A.S.	11,571	156,831
#	Carlsberg A.S. Series B	133,750	5,265,543
#	Dampskibsselsk Torm A.S.	29,600	478,822
#	Dampskibsselskabet Torm A.S. ADR	15,086	248,014
#	Danisco A.S.	107,780	4,669,508
#	Danske Bank A.S.	965,053	14,285,980
# *	Jyske Bank A.S.	93,150	2,751,375
	Sydbank A.S.	71,200	1,106,614

TOTAL — DENMARK			46,987,354

FINLAND — (1.0%)
COMMON STOCKS — (1.0%)
	Fortum Oyj	390,135	9,587,983
#	Kesko Oyj	152,447	3,568,514
	Outokumpu Oyj Series A	333,313	3,454,132
	Pohjola Bank P.L.C.	117,000	1,574,185
	Sampo Oyj	491,593	9,851,386
	Stora Enso Oyj Series R	991,740	9,222,615
	Stora Enso Oyj Sponsored ADR	91,500	825,330
	UPM-Kymmene Oyj	944,769	13,359,342
	UPM-Kymmene Oyj Sponsored ADR	69,300	975,051

TOTAL — FINLAND			52,418,538

FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
#	Air France-KLM	250,260	3,605,673
	Atos Origin SA	30,931	718,263
#	AXA SA	2,818,397	53,842,817
	AXA SA Sponsored ADR	90,300	1,689,513
#	BNP Paribas SA	1,558,158	112,501,123
	Capgemini SA	259,094	8,347,945
	Casino Guichard Perrachon SA	90,782	6,345,930
#	Ciments Francais SA	26,702	1,938,738
	CNP Assurances	72,302	5,825,949
#	Compagnie de Saint-Gobain	580,915	22,415,677
	Compagnie Generale des Establissements Michelin Series B	211,913	10,907,391

3

	Credit Agricole SA	1,444,499	20,897,598
	Esso Ste Anonyme Francaise	2,114	243,131
	Euler Hermes SA	10,758	529,962
#	European Aeronautic Defence & Space Co.	676,746	11,256,159
#	France Telecom SA	829,338	20,912,252
	France Telecom SA Sponsored ADR	123,605	3,129,679
#	Lafarge SA	319,678	21,133,151
	Lagardere S.C.A.	238,722	9,491,600
	Nexans SA	23,976	1,367,590
	Peugeot SA	325,797	8,693,852
	PPR SA	156,369	9,965,473
	Remy Cointreau SA	41	1,706
#	Renault SA	383,543	11,754,754
#	Rexel SA	123,451	1,203,765
#	Safran SA	312,438	3,965,327
	Schneider Electric SA	288,328	17,281,707
	SCOR SE (4797364)	6	16
	SCOR SE (B1LB9P6)	193,766	3,174,591
	Societe Generale Paris	356,270	19,418,514
	STMicroelectronics NV	624,832	5,136,307
	Vivendi SA	2,482,257	64,884,026

TOTAL — FRANCE			462,580,179

GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
	Allianz SE	442,712	33,313,833
	Allianz SE Sponsored ADR	2,772,640	21,016,611
#	AMB Generali Holding AG	33,484	3,661,890
	Bayerische Motoren Werke AG	709,047	17,980,438
	Bilfinger Berger AG	21,332	965,059
#	Celesio AG	131,969	3,874,496
#	Commerzbank AG	1,089,462	11,719,253
#	Daimler AG	1,684,003	57,854,323
#	Daimler AG Sponsored ADR	163,964	5,656,758
#	Deutsche Bank AG	774,190	28,921,349
#	Deutsche Bank AG ADR	128,363	4,875,227
#	Deutsche Lufthansa AG	395,567	5,478,653
	Deutsche Postbank AG	14,003	284,458
#	Deutsche Telekom AG	2,621,866	38,930,629
	Deutsche Telekom AG Sponsored ADR	2,705,150	40,171,477
	E.ON AG	1,781,013	68,160,893
#	E.ON AG Sponsored ADR	1,091,708	41,484,904
#	Fraport AG	41,329	1,323,747
	Hannover Rueckversicherung AG	110,141	2,732,165
#	Heidelberger Zement AG	28,931	2,073,604
	Hochtief AG	8,774	272,050
*	Infineon Technologies AG	1,208,286	3,779,850
*	Infineon Technologies AG ADR	98,600	308,618
#	Lanxess AG	44,897	679,504
#	Linde AG	133,956	11,267,653
	Munchener Rueckversicherungs-Gesellschaft AG	388,934	50,491,309

4

	Salzgitter AG	47,551	3,127,045
	SCA Hygiene Products AG	3,195	1,219,540
#	Suedzucker AG	102,666	1,141,358
	ThyssenKrupp AG	393,850	7,380,232
#	TUI AG	320,226	3,855,421

TOTAL — GERMANY			474,002,347

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Agricultural Bank of Greece S.A.	285,278	677,394
	Alpha Bank A.E.	214,210	3,127,453
	EFG Eurobank Ergasias S.A.	60,000	652,180
	Hellenic Petroleum S.A.	580,801	4,811,644
#	National Bank of Greece S.A. ADR	619,230	2,706,035
	Piraeus Bank S.A.	170,906	2,168,050

TOTAL — GREECE			14,142,756

HONG KONG — (2.5%)
COMMON STOCKS — (2.5%)
	C C Land Holdings, Ltd.	790,000	143,493
#	Cathay Pacific Airways, Ltd.	2,703,000	3,298,495
#	Cheung Kong Holdings, Ltd.	3,224,000	30,955,317
*	CITIC International Financial Holdings, Ltd.	1,425,000	900,962
	Dah Sing Banking Group, Ltd.	306,964	171,111
#	Dah Sing Financial Holdings, Ltd.	194,400	471,596
# *	Galaxy Entertainment Group, Ltd.	1,318,000	97,327
	Great Eagle Holdings, Ltd.	521,233	598,381
#	Hang Lung Group, Ltd.	2,202,000	7,085,981
	Henderson Land Development Co., Ltd.	1,855,000	6,708,408
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	1,083,403
	Hopewell Holdings, Ltd.	1,413,000	4,393,135
	Hutchison Whampoa, Ltd.	5,472,000	29,569,976
	Hysan Development Co., Ltd.	1,441,191	2,259,876
	Kingboard Chemical Holdings, Ltd.	1,145,500	2,286,656
#	MTR Corp., Ltd.	2,813,040	6,233,506
#	New World China Land, Ltd.	1,963,600	336,276
	New World Development Co., Ltd.	3,947,065	3,285,671
	Sino Land Co., Ltd.	2,559,315	2,250,100
	Sun Hung Kai Properties, Ltd.	2,528,000	22,148,070
	Wharf Holdings, Ltd.	3,509,740	7,002,705
#	Wheelock and Co., Ltd.	3,482,000	5,216,211
	Wheelock Properties, Ltd.	1,565,000	530,633

TOTAL — HONG KONG			137,027,289

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
	Allied Irish Banks P.L.C. (0019783)	932,956	5,000,022
	Allied Irish Banks P.L.C. (4020684)	286,577	1,526,495
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	4,047,233
	Bank of Ireland P.L.C.	1,247,876	3,691,940

5

	Bank of Ireland P.L.C. Sponsored ADR	8,000	97,120
	Irish Life & Permanent P.L.C.	719,172	2,519,791

TOTAL — IRELAND			16,882,601

ITALY — (1.9%)
COMMON STOCKS — (1.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,415,790	4,690,180
#	Banca Popolare di Milano Scarl	982,340	5,749,175
	Banco Popolare Scarl	227,880	2,842,793
	Fondiaria - Sai SpA	167,605	3,148,760
	Intesa Sanpaolo SpA	2,827,315	10,347,673
#	Italcementi SpA	273,413	3,186,689
	Italmobiliare SpA	25,663	1,054,096
	Pirelli & Co. SpA	6,030,909	2,126,375
	Telecom Italia SpA	4,286,450	4,924,131
#	Telecom Italia SpA Sponsored ADR	1,853,000	21,124,200
	UniCredito Italiano SpA	10,088,794	24,697,595
	Unione di Banche Italiane ScpA	934,145	15,759,144
	Unipol Gruppo Finanziario SpA	1,822,774	3,233,937

TOTAL — ITALY			102,884,748

JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
#	AEON Co., Ltd.	320,300	3,071,379
	Aioi Insurance Co., Ltd.	1,178,735	4,840,116
#	Aisin Seiki Co., Ltd.	186,700	3,303,750
	Ajinomoto Co., Inc.	1,130,000	9,756,863
	Alps Electric Co., Ltd.	263,100	1,447,368
	Amada Co., Ltd.	631,000	2,897,735
	Aoyama Trading Co., Ltd.	105,500	1,233,469
#	Asatsu-Dk, Inc.	32,500	719,402
#	Bridgestone Corp.	954,300	16,684,018
	Calsonic Kansei Corp.	190,000	329,137
	Canon Marketing Japan, Inc.	124,900	2,089,472
	Chudenko Corp.	41,100	616,816
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,513,214
	Citizen Holdings Co., Ltd.	377,500	2,088,743
	Coca-Cola West Japan Co., Ltd.	65,907	1,321,828
	Comsys Holdings Corp.	149,000	1,065,142
	Cosmo Oil Co., Ltd.	980,000	2,084,724
#	CSK Holdings Corp.	100,600	840,823
	Dai Nippon Printing Co., Ltd.	1,093,000	12,913,952
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,536,156
	Daicel Chemical Industries, Ltd.	485,000	1,748,716
	Dainippon Ink & Chemicals, Inc.	596,000	963,352
	Daiwa House Industry Co., Ltd.	916,000	8,143,166
	Denso Corp.	7,500	146,179
#	Dentsu, Inc.	527	864,721
#	Ebara Corp.	253,000	504,329
# *	Elpida Memory, Inc.	112,900	601,904

6

	Fuji Electric Holdings Co., Ltd.	781,780	1,140,650
	Fuji Heavy Industries, Ltd.	988,000	3,475,459
	FUJIFILM Holdings Corp.	1,077,300	24,799,840
	Fujikura, Ltd.	609,000	1,745,356
	Fukuoka Financial Group, Inc.	1,329,000	4,395,550
#	Futaba Industrial Co., Ltd.	85,600	533,079
	Glory, Ltd.	75,400	1,080,565
	Gunze, Ltd.	248,000	818,613
#	H2O Retailing Corp.	198,000	1,221,898
#	Hakuhodo Dy Holdings, Inc.	12,670	576,929
	Hankyu Hanshin Holdings, Inc.	1,180,000	5,566,543
	Heiwa Corp.	81,500	559,298
	Hino Motors, Ltd.	217,000	501,476
#	Hitachi Cable, Ltd.	364,000	766,674
	Hitachi Transport System, Ltd.	111,000	1,484,392
	Hitachi, Ltd.	6,574,000	30,865,283
#	Hitachi, Ltd. Sponsored ADR	140,900	6,627,936
#	House Foods Corp.	117,000	1,901,791
#	Idemitsu Kosan Co., Ltd.	25,800	1,504,218
	INPEX Corp.	1	1,393
	JS Group Corp.	548,300	7,099,955
#	Juroku Bank, Ltd.	400,000	1,475,329
	Kajima Corp.	1,395,000	4,034,951
	Kamigumi Co., Ltd.	488,000	3,882,322
#	Kandenko Co., Ltd.	129,000	677,847
	Kaneka Corp.	560,000	2,613,265
#	Kansai Paint Co., Ltd.	111,000	619,506
	Kinden Corp.	240,000	2,003,934
	Kissei Pharmaceutical Co., Ltd.	30,000	684,138
	Komori Corp.	101,100	1,155,886
	Kuraray Co., Ltd.	107,000	818,840
	Kyocera Corp.	327,900	19,260,319
	Kyocera Corp. Sponsored ADR	13,600	819,264
#	Mabuchi Motor Co., Ltd.	36,300	1,435,828
#	Marui Group Co., Ltd.	498,500	3,047,238
	Mazda Motor Corp.	96,000	212,910
#	Meiji Dairies Corp.	88,000	401,365
#	Meiji Seika Kaisha, Ltd.	408,000	1,668,368
	Mitsubishi Gas Chemical Co., Inc.	95,000	349,572
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	19,311,903
	Mitsubishi Logistics Corp.	146,000	1,328,322
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,172,518
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	5,373,390
#	Mitsui Chemicals, Inc.	1,244,800	4,346,203
#	Mitsui Mining and Smelting Co., Ltd.	915,000	1,673,436
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	20,941,334
	Musashino Bank, Ltd.	37,500	1,129,622
	Nagase & Co., Ltd.	196,000	1,679,535
	NEC Corp.	4,396,101	13,033,403
#	NGK Spark Plug Co., Ltd.	254,000	2,394,380
	Nippon Express Co., Ltd.	1,363,000	5,501,407
	Nippon Kayaku Co., Ltd.	128,000	586,173

7

	Nippon Meat Packers, Inc.	220,536	3,024,881
	Nippon Mining Holdings, Inc.	1,731,500	5,300,733
	Nippon Mitsubishi Oil Corp.	2,732,050	11,214,424
	Nippon Paper Group, Inc.	1,563	4,177,343
#	Nippon Sheet Glass Co., Ltd.	1,009,000	3,299,830
	Nippon Shokubai Co., Ltd.	231,000	1,338,666
	Nippon Suisan Kaisha, Ltd.	254,000	633,797
	Nippon Television Network Corp.	9,400	906,914
	Nipponkoa Insurance Co., Ltd.	848,000	5,082,550
#	Nipro Corp.	42,000	643,896
	Nishi-Nippon Bank, Ltd.	1,123,000	2,446,504
	Nissan Motor Co., Ltd.	3,567,800	17,719,112
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,703,703
	Nisshin Seifun Group, Inc.	64,000	693,855
	Nisshin Steel Co., Ltd.	1,226,000	1,641,832
#	Nisshinbo Industries, Inc.	305,000	1,772,768
#	NOK Corp.	112,600	1,072,064
	Obayashi Corp.	945,000	4,623,656
#	Oji Paper Co., Ltd.	1,756,000	6,704,486
	Onward Holdings Co., Ltd.	251,000	1,835,830
	Panasonic Corp.	763,135	12,289,325
	Panasonic Electric Works Co., Ltd.	616,000	5,376,324
#	Pioneer Electronic Corp.	272,600	808,635
	Q.P. Corp.	135,900	1,562,656
#	Rengo Co., Ltd.	254,000	1,295,203
	Ricoh Co., Ltd.	779,000	8,383,612
	Rohm Co., Ltd.	171,800	8,278,302
	Sanwa Holdings Corp.	238,000	789,582
	Sapporo Hokuyo Holdings, Inc.	428	1,845,867
#	Sega Sammy Holdings, Inc.	373,300	2,822,079
#	Seiko Epson Corp.	249,600	3,748,627
	Seino Holdings Co., Ltd.	295,000	1,427,504
	Sekisui Chemical Co., Ltd.	689,000	4,025,599
	Sekisui House, Ltd.	1,131,000	11,341,152
#	Shiga Bank, Ltd.	301,000	1,868,908
	Shimachu Co., Ltd.	70,700	1,612,472
	Shimizu Corp.	1,099,000	5,392,733
	Shinko Securities Co., Ltd.	819,000	2,030,922
	Shinsei Bank, Ltd.	394,000	604,360
	Shizuoka Bank, Ltd.	943,000	8,328,342
#	Showa Shell Sekiyu K.K.	36,200	295,728
#	Sohgo Security Services Co., Ltd.	101,300	947,263
	Sojitz Corp.	1,875,200	3,133,572
	Sompo Japan Insurance, Inc.	1,881,000	13,184,221
	Sony Corp.	652,500	15,464,479
	Sony Corp. Sponsored ADR	862,281	20,039,410
	Sumco Corp.	158,300	1,714,235
	Sumitomo Bakelite Co., Ltd.	347,000	1,265,845
	Sumitomo Corp.	1,638,700	14,417,351
	Sumitomo Electric Industries, Ltd.	1,097,400	8,885,150
	Sumitomo Forestry Co., Ltd.	158,000	1,036,701
#	Sumitomo Rubber Industries, Ltd.	256,500	2,262,732

8

	Sumitomo Trust & Banking Co., Ltd.	2,774,000	12,846,613
	Suzuken Co., Ltd.	25,000	534,164
	Taiheiyo Cement Corp.	1,638,800	1,907,497
	Taisei Corp.	1,740,000	4,010,024
	Taisho Pharmaceutical Co., Ltd.	166,000	2,989,954
#	Taiyo Yuden Co., Ltd.	184,000	882,053
#	Takashimaya Co., Ltd.	299,000	2,304,402
	TDK Corp.	151,000	5,102,183
	Teijin, Ltd.	1,827,000	4,751,403
	The 77 Bank, Ltd.	494,000	2,327,452
	The Awa Bank, Ltd.	246,600	1,533,352
#	The Bank of Iwate, Ltd.	19,600	1,218,179
	The Bank of Kyoto, Ltd.	353,400	3,717,326
	The Bank of Nagoya, Ltd.	213,000	1,282,206
	The Chiba Bank, Ltd.	823,000	4,067,792
	The Chugoku Bank, Ltd.	240,800	3,312,710
	The Daishi Bank, Ltd.	427,000	1,662,698
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	593,288
	The Gunma Bank, Ltd.	529,000	2,701,155
#	The Hachijuni Bank, Ltd.	675,000	3,312,140
	The Higo Bank, Ltd.	278,000	1,538,742
	The Hiroshima Bank, Ltd.	719,000	2,671,811
	The Hokkoku Bank, Ltd.	394,000	1,483,244
	The Hyakugo Bank, Ltd.	303,000	1,701,851
	The Hyakujishi Bank, Ltd.	329,000	1,642,231
	The Iyo Bank, Ltd.	340,000	3,667,934
#	The Joyo Bank, Ltd.	1,509,000	7,099,108
	The Kagoshima Bank, Ltd.	273,000	1,730,771
	The Keiyo Bank, Ltd.	317,000	1,421,148
#	The Nanto Bank, Ltd.	317,000	1,489,583
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,659,851
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	Toda Corp.	385,000	1,390,692
	Tokai Tokyo Securities Co., Ltd.	155,000	424,599
	Tokio Marine Holdings, Inc.	1,457,311	44,952,061
	Tokuyama Corp.	252,000	1,276,170
	Tokyo Steel Manufacturing Co., Ltd.	186,800	1,442,876
#	Toppan Forms Co., Ltd.	48,500	450,506
	Toppan Printing Co., Ltd.	1,154,000	8,485,278
	Toshiba TEC Corp.	181,000	558,872
	Toyo Ink Manufacturing Co., Ltd.	213,000	564,592
	Toyo Seikan Kaisha, Ltd.	334,800	4,130,621
#	Toyobo Co., Ltd.	743,000	1,053,758
	Toyota Auto Body Co., Ltd.	105,100	1,684,959
	TV Asahi Corp.	755	953,331
	UNY Co., Ltd.	309,000	2,408,170
#	Wacoal Corp.	135,000	1,462,521
	Yamaguchi Financial Group, Inc.	313,000	2,993,825
#	Yamaha Corp.	285,400	2,765,805
	Yamaha Motor Co., Ltd.	255,300	2,822,584
	Yamanashi Chuo Bank, Ltd.	241,000	1,370,714
	Yamazaki Baking Co., Ltd.	22,000	292,312

9

	Yokogawa Electric Corp.	274,000	1,268,818
	Yokohama Rubber Co., Ltd.	410,000	2,011,769

	TOTAL — JAPAN		722,594,471

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (3.5%)
	COMMON STOCKS — (3.5%)
	Aegon NV (5927375)	3,202,429	13,306,633
*	Aegon NV (B3CH8P0)	234,015	—
#	ArcelorMittal	1,877,993	48,755,658
#	Heineken Holding NV	74,614	2,265,169
	ING Groep NV	3,093,625	29,019,312
	ING Groep NV Sponsored ADR	538,200	5,010,642
#	Koninklijke Ahold NV	1,318,845	14,158,302
#	Koninklijke DSM NV	386,232	10,755,948
	Koninklijke Philips Electronics NV	3,192,970	59,005,541
	Koninklijke Philips Electronics NV ADR	133,700	2,473,450
*	Reinet Investments SCA	154,136	1,587,350
	SNS Reaal	194,551	1,427,166

	TOTAL — NETHERLANDS		187,765,171

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
#	Contact Energy, Ltd.	1,263,902	5,358,576
#	Fletcher Building, Ltd.	618,947	2,101,670

	TOTAL — NEW ZEALAND		7,460,246

	NORWAY — (0.8%)
	COMMON STOCKS — (0.8%)
	Bonheur ASA	300	5,757
	DnB NOR ASA Series A	2,507,294	14,530,611
# *	Marine Harvest	5,652,000	912,942
	Norsk Hydro ASA	1,764,614	7,373,068
	Norsk Hydro ASA Sponsored ADR	59,900	248,585
	Orkla ASA	2,700,350	17,976,811
	Storebrand ASA	713,900	1,692,181
	Wilh. Wilhelmsen ASA	11,850	170,413

	TOTAL — NORWAY		42,910,368

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
#	Banco BPI SA	275,646	568,076
#	Banco Comercial Portugues SA	2,008,205	2,333,899

10

#	Banco Espirito Santo SA	320,446	3,051,033
#	Cimpor Cimentos de Portugal SA	129,009	588,705

TOTAL — PORTUGAL			6,541,713

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
*	Chartered Semiconductor Manufacturing, Ltd.	906,000	140,682
	DBS Group Holdings, Ltd.	2,776,500	21,194,400
	Fraser & Neave, Ltd.	2,351,450	4,437,036
	Jardine Cycle & Carriage, Ltd.	179,324	1,150,252
#	Neptune Orient Lines, Ltd.	697,000	588,691
	Overseas Chinese Banking Corp., Ltd.	3,086,000	10,433,618
#	Singapore Airlines, Ltd.	1,301,600	9,972,225
#	Singapore Land, Ltd.	603,000	1,369,777
	United Industrial Corp., Ltd.	1,391,000	1,262,279
	United Overseas Bank, Ltd.	528,000	4,773,519
	UOL Group, Ltd.	1,376,600	1,802,007
	Venture Corp., Ltd.	85,000	310,621
#	Wheelock Properties, Ltd.	526,000	297,664

TOTAL — SINGAPORE			57,732,771

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Acciona SA	68,193	6,450,366
#	Acerinox SA	464,577	5,840,211
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	379,800	4,405,680
#	Banco de Sabadell SA	2,431,718	16,586,375
#	Banco Espanol de Credito SA	264,996	3,371,341
#	Banco Pastor SA	320,162	2,661,461
#	Banco Popular Espanol SA	467,750	4,256,830
#	Banco Santander Central Hispano SA	7,025,356	75,980,397
*	Banco Santander SA	149,432	1,641,917
#	Banco Santander SA Sponsored ADR	3,044,700	32,700,078
#	Bankinter SA	210,353	2,269,803
#	Fomento de Construcciones y Contratas SA	46,530	1,850,125
#	Gas Natural SDG SA	212,029	6,525,799
#	Grupo Catalana Occidente SA	125,781	1,978,156
#	Grupo Ferrovial SA	211,889	6,530,193
	Iberia Lineas Aereas de Espana SA	617,500	1,456,795
#	Mapfre SA	732,775	2,332,078
	Repsol YPF SA	1,204,043	22,895,968
	Repsol YPF SA Sponsored ADR	1,285,700	24,582,584
#	Sacyr Vallehermoso SA	68,588	632,545
*	Sacyr Vallehermoso SA Issue 08	4,899	44,958

TOTAL — SPAIN			224,993,660

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
#	Boliden AB	497,200	1,195,907
#	Electrolux AB Series B	460,347	4,238,049

11

	Holmen AB Series A	6,300	185,534
#	Holmen AB Series B	146,100	4,118,077
#	Nordea Bank AB	4,247,718	34,046,034
#	Skandinaviska Enskilda Banken AB Series A	722,000	7,155,501
#	Skandinaviska Enskilda Banken AB Series C	9,800	90,862
	Skanska AB Series B	449,400	3,947,105
	SSAB Svenskt Stal AB Series A	427,300	4,320,451
#	SSAB Svenskt Stal AB Series B	131,700	1,193,966
	Svenska Cellulosa AB	57,000	424,064
	Svenska Cellulosa AB Series B	1,331,900	9,835,281
#	Svenska Handelsbanken AB Series A	740,000	13,598,988
#	Swedbank AB Series A	349,300	2,886,587
	Tele2 AB Series B	476,500	4,066,059
#	Telefonaktiebolaget LM Erricson Sponsored ADR	1,431,356	10,119,687
	TeliaSonera AB	3,790,500	16,676,942
	Volvo AB Series A	898,101	4,641,204
#	Volvo AB Series B	1,028,966	5,377,003

TOTAL — SWEDEN			128,117,301

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	Adecco SA	413,827	14,395,755
	Baloise-Holding AG	200,163	10,701,617
	Banque Cantonale Vaudoise	9,461	2,108,802
*	Compagnie Financiere Richemont SA Series A	1,125,900	23,669,433
	Credit Suisse Group AG	1,755,349	65,639,295
#	Credit Suisse Group AG Sponsored ADR	591,859	22,135,527
#	Givaudan SA	13,556	9,237,258
	Holcim, Ltd.	435,033	24,709,544
	Julius Baer Holdings, Ltd. AG	38,097	1,489,983
	PSP Swiss Property AG	95,780	4,143,944
	St. Galler Kantonalbank	9,132	3,188,845
	Sulzer AG	15,000	885,598
	Swatch Group AG	28,715	4,480,806
	Swiss Life Holding AG	123,557	11,133,243
	Swiss Re	725,996	30,276,699
	Syngenta AG	92,793	17,346,099
*	UBS AG	807,541	13,701,770
	Zurich Financial SVCS AG	300,246	60,913,201

TOTAL — SWITZERLAND			320,157,419

UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
	Anglo American P.L.C.	1,329,421	33,356,819
	Arriva P.L.C.	105,930	1,024,812
	Associated British Foods P.L.C.	1,870,707	20,932,235
	Aviva P.L.C.	6,571,996	39,201,982
#	Barclays P.L.C. Sponsored ADR	2,197,790	23,670,198
	British Airways P.L.C.	2,965,957	6,562,735
	British American Tobacco P.L.C.	688,218	18,877,322

12

	Cable and Wireless P.L.C.	3,245,829	6,433,186
	Cadbury P.L.C. Sponsored ADR	56,000	2,070,880
	Carnival P.L.C.	658,867	14,489,470
#	Carnival P.L.C. ADR	218,000	4,948,600
	Cookson Group P.L.C.	529,282	1,713,315
#	DSG International P.L.C.	2,385,971	1,242,119
*	easyJet P.L.C.	687,918	3,431,732
	Enterprise Inns P.L.C.	1,212,242	1,908,987
	Friends Provident P.L.C.	4,238,630	4,860,376
	GKN P.L.C.	2,521,754	4,835,524
	HBOS P.L.C.	197,513	323,413
#	HSBC Holdings P.L.C. Sponsored ADR	2,176,243	128,398,337
	International Power P.L.C.	3,905,403	13,971,573
	ITV P.L.C.	11,111,390	5,366,399
	Kingfisher P.L.C.	12,172,495	22,467,306
	Ladbrokes P.L.C.	1,091,195	2,780,814
	Legal and General Group P.L.C.	14,464,693	16,635,709
	Meggitt P.L.C.	2,354,842	5,158,785
	Mondi P.L.C.	1,101,221	3,996,727
	Old Mutual P.L.C.	7,283,170	5,897,698
	Pearson P.L.C.	820,157	8,169,016
#	Pearson P.L.C. Sponsored ADR	1,817,509	18,393,191
	Rexam P.L.C.	3,248,785	19,576,536
*	Rolls-Royce Group P.L.C.	2,134,501	11,293,445
*	Rolls-Royce Group P.L.C. Series C	1,220,934	1,965
	Royal Bank of Scotland Group P.L.C.	15,142,602	16,679,810
	Royal Dutch Shell P.L.C. ADR	1,294,780	71,588,386
	RSA Insurance Group P.L.C.	12,939,111	28,774,426
	SABmiller P.L.C.	1,174,082	18,648,851
	Sainsbury (J.) P.L.C.	4,805,106	21,950,527
	Schroders P.L.C.	123,678	1,585,508
	Schroders P.L.C. Non-Voting	63,155	672,085
	Thomas Cook Group P.L.C.	1,861,207	5,049,137
#	Thomson Reuters P.L.C.	1,137,914	19,716,377
	Tomkins P.L.C. Sponsored ADR	330,800	2,434,688
	Vodafone Group P.L.C.	56,881,367	109,423,488
	Vodafone Group P.L.C. Sponsored ADR	6,370,018	122,750,247
	Whitbread P.L.C.	898,551	13,023,242
	William Morrison Supermarkets P.L.C.	6,906,878	29,409,035
	WPP Group P.L.C.	1,259,793	7,535,763
	WPP Group P.L.C. Sponsored ADR	24,445	743,372
	Xstrata P.L.C.	648,354	11,089,640

TOTAL — UNITED KINGDOM			933,065,788

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $92,080,000 FHLMC 4.50%, 05/01/23, valued at $87,591,100) to be repurchased at $86,299,760	$86,293	86,293,000

13

Shares
SECURITIES LENDING COLLATERAL — (14.0%)
§ @	DFA Short Term Investment Fund LP	757,347,231	757,347,231

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,471,793 FHLMC 7.000%, 08/01/37, valued at $2,958,290) to be repurchased at $2,900,344	$2,900	2,900,284

TOTAL SECURITIES LENDING COLLATERAL		760,247,515

TOTAL INVESTMENTS - (100.0%) (Cost $7,723,320,604)		$5,413,879,738

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
* #	ABILIT Corp.	584,700	$770,233
#	Aeon Fantasy Co., Ltd.	60,432	440,988
	Aichi Machine Industry Co., Ltd.	285,000	564,195
	Aigan Co., Ltd.	61,600	375,660
	Aisan Industry Co., Ltd.	186,200	1,189,208
#	Akebono Brake Industry Co., Ltd.	375,600	2,211,229
#	Alpha Corp.	31,700	190,614
#	Alpine Electronics, Inc.	225,500	1,983,695
#	Amiyaki Tei Co., Ltd.	239	329,424
#	Amuse, Inc.	25,000	262,223
	Anrakutei Co., Ltd.	50,000	207,335
#	AOI Advertising Promotion, Inc.	39,000	163,537
	AOKI Holdings, Inc.	162,500	1,647,588
	Aoyama Trading Co., Ltd.	95,000	1,110,706
	Asti Corp.	50,000	102,473
	Atom Corp.	129,700	404,262
#	Atsugi Co., Ltd.	701,000	746,031
	Autobacs Seven Co., Ltd.	44,200	938,571
#	Avex Group Holdings, Inc.	151,400	1,189,549
#	Best Denki Co., Ltd.	273,000	803,601
	Calsonic Kansei Corp.	506,000	876,544
* #	Carchs Holdings Co., Ltd.	710,600	220,920
	Catena Corp.	92,000	193,672
#	Chiyoda Co., Ltd.	141,200	1,875,254
#	Chofu Seisakusho Co., Ltd.	124,300	2,715,167
*	Chori Co., Ltd.	658,000	676,478
	Chuo Spring Co., Ltd.	205,000	648,408
#	Clarion Co., Ltd.	909,000	663,657
#	Cleanup Corp.	155,700	515,341
#	Colowide Co., Ltd.	200,450	1,022,870
	Corona Corp.	98,500	844,642
	Cross Plus, Inc.	22,000	216,713
#	Culture Convenience Club Co., Ltd.	243,600	1,613,714
#	Cybozu, Inc.	615	119,948
	Daido Kogyo Co., Ltd.	145,000	237,544
#	Daidoh, Ltd.	125,600	1,442,042
	Daifuku Co., Ltd.	192,500	1,035,623
#	Daikoku Denki Co., Ltd.	49,400	507,184
	Daimaruenawin Co., Ltd.	400	2,164
	Dainichi Co., Ltd.	57,700	342,982
	Daisyo Corp.	72,300	912,963
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,606
#	Daiwa Seiko, Inc.	433,000	611,604
#	Daiwabo Co., Ltd.	466,000	1,033,854

1

	DCM Japan Holdings Co., Ltd.	241,300	1,768,519
#	Descente, Ltd.	263,000	1,040,408
#	Don Quijote Co., Ltd.	56,400	1,022,735
#	Doshisha Co., Ltd.	64,900	720,949
#	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294
	Dynic Corp.	127,000	164,287
#	Eagle Industry Co., Ltd.	166,000	544,956
* #	Econach Co., Ltd.	177,000	78,496
#	Edion Corp.	266,500	1,811,679
	Eikoh, Inc.	41,800	133,493
	Exedy Corp.	120,500	1,726,428
#	F&A Aqua Holdings, Inc.	60,638	443,922
	Fine Sinter Co., Ltd.	49,000	123,761
	Foster Electric Co., Ltd.	81,900	877,831
#	France Bed Holdings Co., Ltd.	804,000	887,752
	Fuji Co., Ltd.	117,200	1,983,446
#	Fuji Corp., Ltd.	113,900	257,186
#	Fuji Kiko Co., Ltd.	151,000	176,351
#	Fuji Kyuko Co., Ltd.	369,000	1,599,290
	Fuji Oozx, Inc.	6,000	18,494
*	Fujii & Co., Ltd.	44,000	447
	Fujikura Rubber, Ltd.	74,000	229,666
#	Fujita Kanko, Inc.	402,100	2,521,153
	Fujitsu Business Systems, Ltd.	88,500	1,253,682
#	Fujitsu General, Ltd.	339,000	713,957
	Funai Electric Co., Ltd.	38,900	514,166
* #	Furukawa Battery Co., Ltd.	87,000	472,053
	G-7 Holdings, Inc.	29,200	107,592
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	614,583
	Genki Sushi Co., Ltd.	19,200	234,204
	GEO Co., Ltd.	1,255	912,480
	Goldcrest Co., Ltd.	55,870	820,581
* #	Goldwin, Inc.	175,000	256,370
	Gourmet Kineya Co., Ltd.	67,000	463,318
#	Gro-BeLS Co., Ltd.	177,000	45,886
* #	GSI Creos Corp.	194,000	169,565
	Gunze, Ltd.	624,000	2,059,735
#	Hakuyosha Co., Ltd.	88,000	231,617
#	Happinet Corp.	36,100	439,502
#	Haruyama Trading Co., Ltd.	49,900	188,553
#	Haseko Corp.	1,139,500	1,031,168
	Heiwa Corp.	46,900	321,854
	Himaraya Co., Ltd.	38,300	117,382
#	HIS Co., Ltd.	118,200	1,710,969
	Horipro, Inc.	47,000	441,113
	I Metal Technology Co., Ltd.	150,000	329,472
	Ichikawa Co., Ltd.	63,000	171,735
#	Ichikoh Industries, Ltd.	289,000	514,677
* #	Image Holdings Co., Ltd.	41,000	162,286
	Imasen Electric Industrial Co., Ltd.	54,400	416,029
	Imperial Hotel, Ltd.	10,200	220,430
*	Impress Holdings, Inc.	1,124	137,565
	Inaba Seisakusho Co., Ltd.	60,800	624,258
	Ishizuka Glass Co., Ltd.	109,000	165,175

2

*	Izuhakone Railway Co., Ltd.	300	16,445
* #	Izutsuya Co., Ltd.	350,000	184,182
#	Japan Vilene Co., Ltd.	224,000	952,822
#	Jeans Mate Corp.	38,208	183,690
	Jidosha Buhin Kogyo Co., Ltd.	82,000	151,502
	Joban Kosan Co., Ltd.	221,000	352,858
#	Joshin Denki Co., Ltd.	196,000	1,816,863
	Juntendo Co., Ltd.	35,000	34,796
* #	JVC Kenwood Holdings, Inc.	2,477,300	1,332,828
	Kabuki-Za Co., Ltd.	39,000	1,749,949
	Kachikaihatsu Co., Ltd.	186,000	65,333
#	Kadokawa Holdings, Inc.	91,900	1,688,440
	Kanto Auto Works, Ltd.	237,000	2,879,846
	Kasai Kogyo Co., Ltd.	119,000	265,504
	Kato Sangyo Co., Ltd.	127,200	1,607,033
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,044
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	214,259
#	Kayaba Industry Co., Ltd.	726,000	1,400,685
	Keihin Corp.	35,300	315,509
#	Keiyo Co., Ltd.	195,000	1,016,782
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,348,550
	Kinugawa Rubber Industrial Co., Ltd.	198,000	278,676
#	Kisoji Co., Ltd.	87,000	1,719,902
	Koekisha Co., Ltd.	13,600	231,768
	Kohnan Shoji Co., Ltd.	91,600	1,001,692
#	Kojima Co., Ltd.	126,600	477,361
	Komatsu Seiren Co., Ltd.	145,000	574,454
#	Konaka Co., Ltd.	104,960	329,214
* #	Kosugi Sangyo Co., Ltd.	416,000	42,494
	Ku Holdings Co., Ltd.	68,200	139,755
	Kura Corp.	283	379,136
	Kurabo Industries, Ltd.	856,000	1,216,067
	Kuraudia Co., Ltd.	4,800	48,006
	Kuroganeya Co., Ltd.	14,000	50,320
#	K’s Holdings Corp.	130,772	2,159,374
#	Kyoritsu Maintenance Co., Ltd.	49,660	648,630
	Kyoto Kimono Yuzen Co., Ltd.	557	351,606
	Kyowa Leather Cloth Co., Ltd.	73,500	369,769
* #	Laox Co., Ltd.	1,425,000	466,060
#	Look, Inc.	902,000	773,102
#	Maezawa Kyuso Industries Co., Ltd.	50,400	613,853
*	Magara Construction Co., Ltd.	135,000	1,370
* #	Mamiya-Op Co., Ltd.	285,000	103,034
#	Marche Corp.	23,000	136,883
	Mars Engineering Corp.	75,900	1,577,693
#	Maruei Department Store Co., Ltd.	142,000	372,568
*	Maruishi Holdings Co., Ltd.	214,000	2,172
	Maruzen Co., Ltd.	46,000	159,045
#	Matsuya Co., Ltd.	179,700	3,806,351
#	Matsuya Foods Co., Ltd.	64,900	777,313
	Meiwa Industry Co., Ltd.	38,000	59,076
#	Mikuni Corp.	114,000	165,637
#	Misawa Resort Co., Ltd.	190,000	408,964
	Mitsuba Corp.	152,690	765,736
	Mitsui Home Co., Ltd.	223,000	929,965

3

	Miyuki Keori Co., Ltd.	106,000	208,992
#	Mizuno Corp.	450,000	1,888,302
#	MOS Food Services, Inc.	110,000	1,392,766
	MR Max Corp.	123,800	413,877
	Mutow Co., Ltd.	77,300	362,295
* #	Naigai Co., Ltd.	2,944,000	1,008,940
	Nexyz Corp.	3,700	70,396
#	Nice Holdings, Inc.	399,000	663,777
*	Nichimo Corp.	667,000	75,489
	Nidec Copal Corp.	197,400	1,801,487
#	Nidec Tosok Corp.	61,000	498,618
	Nihon Tokushu Toryo Co., Ltd.	56,000	188,375
	Nikko Travel Co., Ltd.	12,200	29,937
#	Nippon Felt Co., Ltd.	67,200	283,035
#	Nippon Piston Ring Co., Ltd.	293,000	314,860
	Nippon Seiki Co., Ltd.	148,400	982,637
#	Nishimatsuya Chain Co., Ltd.	222,800	2,245,019
	Nissan Shatai Co., Ltd.	510,300	3,332,970
#	Nissen Holdings Co., Ltd.	207,400	774,414
	Nissin Kogyo Co., Ltd.	54,600	500,177
#	Nittan Valve Co., Ltd.	82,800	274,052
	Nitto Kako Co., Ltd.	98,000	66,622
	Noritsu Koki Co., Ltd.	117,900	884,783
#	Omikenshi Co., Ltd.	176,000	90,083
*	Orient Watch Co., Ltd.	12,000	4,994
	Pacific Industrial Co., Ltd.	183,000	602,426
#	PanaHome Corp.	519,200	3,079,083
	Parco Co., Ltd.	270,800	2,455,627
#	Paris Miki, Inc.	186,800	1,848,679
* #	PIA Corp.	28,800	300,369
	Piolax, Inc.	44,500	637,389
	Press Kogyo Co., Ltd.	375,000	827,272
#	Resorttrust, Inc.	169,908	1,662,411
#	Rhythm Watch Co., Ltd.	443,000	466,088
#	Right On Co., Ltd.	100,525	1,376,228
#	Riken Corp.	359,000	1,042,103
#	Ringer Hut Co., Ltd.	74,800	791,335
	Roland Corp.	88,300	912,368
#	Royal Co., Ltd.	138,200	1,407,420
	Sagami Chain Co., Ltd.	77,000	727,511
* #	Sagami Co., Ltd.	495,000	619,031
	Sagami Rubber Industries Co., Ltd.	15,000	32,558
#	Saint Marc Holdings Co., Ltd.	37,300	974,397
#	Saizeriya Co., Ltd.	172,200	2,568,763
#	Sakai Ovex Co., Ltd.	205,000	175,467
#	Sanden Corp.	487,000	1,361,844
#	Sanoh Industrial Co., Ltd.	114,900	542,358
#	Sanrio Co., Ltd.	284,100	2,412,405
	Sanyo Housing Nagoya Co., Ltd.	354	286,951
#	Sanyo Shokai, Ltd.	462,000	2,173,751
#	Seiko Holdings Corp.	391,407	1,030,932
#	Seiren Co., Ltd.	215,100	1,198,877
#	Senshukai Co., Ltd.	159,600	1,165,612
* #	Seven Seas Holdings Co., Ltd.	891,000	342,953
#	Shikibo, Ltd.	497,000	492,184

4

	Shimachu Co., Ltd.	43,800	998,957
	Shinyei Kaisha	96,000	143,718
#	Shiroki Co., Ltd.	302,000	806,127
#	Shobunsha Publications, Inc.	358,300	1,214,273
#	Shochiku Co., Ltd.	427,400	2,543,541
	Showa Corp.	247,300	1,174,156
*	Silver Ox, Inc.	179,000	116,485
* #	Silver Seiko, Ltd.	1,091,000	110,758
	SKY Perfect JSAT Holdings, Inc.	4,084	1,540,441
#	SNT Corp.	93,800	356,261
#	Sofmap Co., Ltd.	43,100	74,599
	Soft99 Corp.	71,500	296,766
	Sotoh Co., Ltd.	49,700	495,878
#	SPK Corp.	16,800	175,354
#	Suminoe Textile Co., Ltd.	260,000	367,355
	Sumitomo Forestry Co., Ltd.	440,766	2,892,042
* #	Suzutan Co., Ltd.	26,200	47,992
* #	SxL Corp.	493,000	224,515
	Tachikawa Corp.	50,800	218,110
	Tachi-S Co., Ltd.	119,440	558,133
	Takamatsu Construction Group	131,900	1,962,791
#	Taka-Q Co., Ltd.	73,500	103,929
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	91,127
#	Tasaki Shinju Co., Ltd.	892,000	887,671
	Taya Co., Ltd.	5,000	33,018
	TBK Co., Ltd.	90,000	173,846
	TDF Corp.	27,000	35,250
#	Tecmo, Ltd.	77,700	544,744
#	Teikoku Piston Ring Co., Ltd.	108,100	545,540
	Teikoku Sen-I Co., Ltd.	78,000	269,232
	Telepark Corp.	146	122,823
* #	Ten Allied Co., Ltd.	50,000	157,470
* #	The Daiei, Inc.	223,900	1,089,179
#	The Japan General Estate Co., Ltd.	118,700	261,175
	The Japan Wool Textile Co., Ltd.	308,000	2,300,723
	Tigers Polymer Corp.	59,000	260,053
	Toabo Corp.	353,000	237,769
	Toei Co., Ltd.	427,000	1,680,436
* #	Tohoku Misawa Homes Co., Ltd.	37,500	44,664
#	Tokai Kanko Co., Ltd.	505,999	165,501
	Tokai Rika Co., Ltd.	81,100	820,393
	Tokai Rubber Industries, Ltd.	106,300	878,068
#	Tokai Senko K.K.	462,000	376,033
	Tokyo Dome Corp.	638,200	2,083,923
	Tokyo Kaikan Co., Ltd.	12,000	50,374
	Tokyo Soir Co., Ltd.	49,000	118,024
#	Tokyo Style Co., Ltd.	336,700	2,509,723
#	Tokyotokeiba Co., Ltd.	946,000	1,433,500
	Tokyu Recreation Co., Ltd.	77,000	416,188
#	Tomy Co., Ltd.	313,193	2,046,181
* #	Tonichi Carlife Group, Inc.	318,000	148,276
	Topre Corp.	180,100	1,445,384
	Totenko Co., Ltd.	57,000	78,146
#	Touei Housing Corp.	128,540	152,824
#	Toyo Radiator Co., Ltd.	253,000	463,984

5

#	Toyo Tire & Rubber Co., Ltd.	711,000	1,747,191
#	Toyobo Co., Ltd.	1,002,000	1,421,084
	Tsukamoto Co., Ltd.	67,000	43,417
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,315,035
#	Unitika, Ltd.	1,629,000	1,128,501
	U-Shin, Ltd.	94,500	517,120
	Watabe Wedding Corp.	29,500	268,012
#	Watami Food Service Co., Ltd.	141,000	2,429,596
	Wondertable, Ltd.	97,000	91,164
	Xebio Co., Ltd.	52,800	901,457
	Yamato International, Inc.	43,000	178,028
	Yellow Hat, Ltd.	73,700	335,133
	Yokohama Reito Co., Ltd.	175,000	1,162,901
#	Yomiuri Land Co., Ltd.	269,000	751,745
	Yonex Co., Ltd.	40,000	219,327
#	Yorozu Corp.	73,500	606,702
	Yoshimoto Kogyo Co., Ltd.	116,800	1,164,747
#	Yoshinoya Holdings Co., Ltd.	2,168	1,950,287
#	Zenrin Co., Ltd.	127,400	1,070,649
#	Zensho Co., Ltd.	362,900	1,430,254
Total Consumer Discretionary			218,595,544

Consumer Staples — (8.6%)
#	Aderans Holdings Co., Ltd.	142,450	1,390,268
*	Aeon Hokkaido Corp.	428,200	1,228,808
	Ahjikan Co., Ltd.	10,500	66,192
#	Ariake Japan Co., Ltd.	113,700	1,853,647
	Cawachi, Ltd.	81,200	1,288,709
	CFS Corp.	122,000	779,916
#	Chubu Shiryo Co., Ltd.	89,000	472,578
	Chuo Gyorui Co., Ltd.	93,000	189,682
	Circle K Sunkus Co., Ltd.	900	15,301
	Coca-Cola Central Japan Co., Ltd.	303	1,982,775
*	cocokara fine HOLDINGS, Inc.	36,060	391,307
	CVS Bay Area, Inc.	55,000	73,203
#	DyDo Drinco, Inc.	55,700	1,336,949
	Echo Trading Co., Ltd.	11,000	72,262
	Ensuiko Sugar Refining Co., Ltd.	103,000	171,713
	Ezaki Glico Co., Ltd.	1,074	10,772
#	Fancl Corp.	238,100	2,985,237
* #	First Baking Co., Ltd.	183,000	186,211
	Fuji Oil Co., Ltd.	296,500	3,403,727
	Fujicco Co., Ltd.	118,600	1,377,711
* #	Fujiya Co., Ltd.	549,000	679,591
	Hagoromo Foods Corp.	40,000	386,696
	Harashin Narus Holdings Co., Ltd.	61,500	660,182
* #	Hayashikane Sangyo Co., Ltd.	336,000	264,705
	Heiwado Co., Ltd.	198,600	2,955,905
* #	Hohsui Corp.	120,000	110,316
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	444,005
#	Hokuto Corp.	110,300	2,921,277
#	Inageya Co., Ltd.	175,000	1,563,906
	Itochu-Shokuhin Co., Ltd.	43,200	1,480,843
	Itoham Foods, Inc.	693,800	2,130,113
	Izumiya Co., Ltd.	292,000	1,735,111

6

#	J-Oil Mills, Inc.	548,000	2,216,315
	Kameda Seika Co., Ltd.	70,000	881,444
	Kasumi Co., Ltd.	211,000	1,163,032
#	Key Coffee, Inc.	76,600	1,212,593
	Kirindo Co., Ltd.	32,800	151,497
#	Kyodo Shiryo Co., Ltd.	353,000	402,436
	Kyokuyo Co., Ltd.	370,000	679,868
#	Life Corp.	183,900	3,363,423
	Mandom Corp.	82,200	2,218,621
	Marudai Food Co., Ltd.	443,000	1,072,147
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,518,114
*	Maruya Co., Ltd.	14,000	16,782
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	715,515
*	Maxvalu Tohok Co., Ltd.	18,200	99,058
	Maxvalu Tokai Co., Ltd.	59,400	744,982
#	Meito Sangyo Co., Ltd.	77,800	1,331,160
	Mercian Corp.	413,000	829,138
#	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,761,748
#	Milbon Co., Ltd.	42,840	1,058,280
	Ministop Co., Ltd.	97,300	1,806,410
	Mitsui Sugar Co., Ltd.	465,850	1,636,813
	Miyoshi Oil & Fat Co., Ltd.	261,000	328,749
#	Morinaga & Co., Ltd.	909,000	1,807,741
	Morinaga Milk Industry Co., Ltd.	852,000	2,755,994
	Morishita Jinton Co., Ltd.	47,800	97,290
	Morozoff, Ltd.	108,000	340,760
#	Nagatanien Co., Ltd.	118,000	991,161
	Nakamuraya Co., Ltd.	203,000	931,830
#	Nichimo Co., Ltd.	112,000	144,644
#	Nihon Chouzai Co., Ltd.	22,380	342,550
	Niitaka Co., Ltd.	7,260	51,995
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,100,906
	Nippon Flour Mills Co., Ltd.	604,000	2,769,324
#	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	267,487
	Nippon Suisan Kaisha, Ltd.	514,500	1,283,813
	Nissin Sugar Manufacturing Co., Ltd.	149,000	350,676
	Nitto Flour Milling Co., Ltd.	64,000	186,394
	Oenon Holdings, Inc.	247,000	656,108
	Oie Sangyo Co., Ltd.	20,900	153,009
#	Okuwa Co., Ltd.	153,000	2,066,612
	Olympic Corp.	65,000	455,909
	Oriental Yeast Co., Ltd.	101,000	498,142
	Pietro Co., Ltd.	10,300	85,254
#	Pigeon Corp.	67,800	1,969,705
	Poplar Co., Ltd.	25,760	114,320
* #	Prima Meat Packers, Ltd.	705,000	1,229,532
	Riken Vitamin Co., Ltd.	79,300	2,179,403
	Rock Field Co., Ltd.	47,800	553,970
#	Ryoshoku, Ltd.	149,500	2,851,547
	S Foods, Inc.	104,000	744,749
#	Sakata Seed Corp.	171,000	2,465,304
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	628,102
	Shoei Foods Corp.	44,000	176,876
	Showa Sangyo Co., Ltd.	604,000	1,644,988
#	Snow Brand Milk Products Co., Ltd.	900,000	3,411,961

7

#	Sogo Medical Co., Ltd.	23,000	666,103
	Sonton Food Industry Co., Ltd.	43,000	268,662
#	Sotetsu Rosen Co., Ltd.	70,000	310,452
	Starzen Corp.	279,000	637,421
#	T. Hasegawa Co., Ltd.	138,900	1,982,650
	Takara Holdings, Inc.	26,000	124,053
* #	The Maruetsu, Inc.	417,000	2,219,221
	The Nisshin Oillio Group, Ltd.	585,000	2,767,054
	Three F Co., Ltd.	17,700	106,480
#	Tobu Store Co., Ltd.	215,000	717,569
	Toho Co., Ltd.	158,000	543,311
#	Tohto Suisan Co., Ltd.	120,000	158,723
	Torigoe Co., Ltd.	84,500	663,027
* #	Toyo Sugar Refining Co., Ltd.	157,000	137,810
	Tsukiji Uoichiba Co., Ltd.	57,000	71,967
	Tsuruha Holdings, Inc.	45,200	1,107,904
	Unicafe, Inc.	14,260	174,062
#	Unicharm Petcare Corp.	97,300	3,433,347
	Unimat Offisco Corp.	85,100	591,444
#	Valor Co., Ltd.	173,600	1,311,022
	Warabeya Nichiyo Co., Ltd.	51,360	742,515
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	436,863
	Yaoko Co., Ltd.	69,100	1,972,989
#	Yomeishu Seizo Co., Ltd.	100,000	853,017
	Yonekyu Corp.	98,000	1,113,842
	Yuasa Funashoku Co., Ltd.	112,000	222,635
#	Yukiguni Maitake Co., Ltd.	86,880	322,874
	Yutaka Foods Corp.	6,000	76,367
Total Consumer Staples			119,859,183

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	785,718
#	BP Castrol K.K.	69,800	156,529
* #	Fuji Kosan Co., Ltd.	264,000	206,779
	Itochu Enex Co., Ltd.	321,400	1,620,889
	Japan Oil Transportation Co., Ltd.	79,000	136,796
#	Kanto Natural Gas Development Co., Ltd.	197,000	1,265,567
#	Kyoei Tanker Co., Ltd.	115,000	253,222
#	Mitsuuroko Co., Ltd.	227,900	1,469,222
#	Modec, Inc.	124,000	1,962,341
#	Nippon Gas Co., Ltd.	148,900	1,585,469
	Nippon Seiro Co., Ltd.	64,000	136,322
#	Sala Corp.	129,500	698,453
	San-Ai Oil Co., Ltd.	259,000	983,376
#	Shinko Plantech Co., Ltd.	154,800	1,221,396
	Sinanen Co., Ltd.	259,000	1,108,204
#	Toa Oil Co., Ltd.	360,000	364,388
	Toyo Kanetsu K.K.	466,000	559,514
Total Energy			14,514,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	83,204
#	Azel Corp.	1,237,000	231,137
	Bank of the Ryukyus, Ltd.	121,780	1,025,876
#	Central Finance Co., Ltd.	341,000	516,510

8

#	Century Leasing System, Inc.	181,200	1,187,908
#	Chuo Corp.	81,000	50,310
	Daiko Clearing Services Corp.	49,700	370,892
	Fukushima Bank, Ltd.	836,000	599,486
	Fuyo General Lease Co., Ltd.	105,100	1,510,910
	Higashi-Nippon Bank, Ltd.	626,000	1,962,864
#	Ichiyoshi Securities Co., Ltd.	160,600	1,286,019
*	Kakuei (L.) Corp.	100,000	1,015
*	Kirayaka Bank, Ltd.	98,000	110,425
	Kiyo Holdings, Inc.	2,135,900	3,449,129
#	Kobayashi Yoko Co., Ltd.	268,200	611,297
#	Kosei Securities Co., Ltd.	295,000	294,796
#	Marusan Securities Co., Ltd.	256,000	1,250,318
#	Mito Securities Co., Ltd.	271,000	910,569
#	Mizuho Investors Securities Co., Ltd.	781,000	619,425
#	Monex Group, Inc.	2,123	703,127
	Musashino Bank, Ltd.	68,600	2,066,455
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,208
* #	NIS Group Co., Ltd.	2,341,425	932,923
#	Nisshin Fudosan Co., Ltd.	218,100	500,714
#	Okasan Securities Group, Inc.	547,000	2,367,111
* #	OMC Card, Inc.	212,500	328,852
	Ricoh Leasing Co., Ltd.	105,100	1,414,930
	Sankei Building Co., Ltd.	228,700	872,929
	Shikoku Bank, Ltd.	742,000	3,396,954
	Shimizu Bank, Ltd.	32,100	1,217,314
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	899,599
	Takagi Securities Co., Ltd.	208,000	236,659
	The Aichi Bank, Ltd.	34,100	2,480,307
	The Akita Bank, Ltd.	666,400	2,770,580
#	The Aomori Bank, Ltd.	611,000	2,560,268
#	The Bank of Ikeda, Ltd.	70,300	2,820,573
#	The Bank of Iwate, Ltd.	63,300	3,934,220
	The Bank of Nagoya, Ltd.	228,297	1,374,290
	The Bank of Okinawa, Ltd.	74,500	2,335,713
	The Bank of Saga, Ltd.	584,000	1,888,894
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,971,338
	The Chukyo Bank, Ltd.	732,000	2,539,504
	The Daisan Bank, Ltd.	621,000	2,227,851
	The Daito Bank, Ltd.	498,000	329,679
	The Ehime Bank, Ltd.	593,000	1,990,971
	The Eighteenth Bank, Ltd.	614,000	1,862,810
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	1,050,738
#	The Fukui Bank, Ltd.	841,000	2,862,494
	The Higo Bank, Ltd.	74,600	412,914
	The Hokkoku Bank, Ltd.	705,000	2,654,028
	The Hokuetsu Bank, Ltd.	875,000	1,944,532
	The Kagawa Bank, Ltd.	269,350	1,499,849
	The Kagoshima Bank, Ltd.	159,500	1,011,201
	The Kanto Tsukuba Bank, Ltd.	188,800	828,508
	The Kita-Nippon Bank, Ltd.	29,706	772,140
	The Michinoku Bank, Ltd.	524,000	1,122,709
	The Minato Bank, Ltd.	1,431,000	1,778,201
	The Miyazaki Bank, Ltd.	494,000	1,595,297

9

	The Nagano Bank, Ltd.	314,000	680,417
	The Oita Bank, Ltd.	491,900	3,053,271
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	TOC Co., Ltd.	422,050	1,251,064
	Tochigi Bank, Ltd.	386,000	2,377,904
	Toho Bank, Ltd.	759,200	3,231,050
	Toho Real Estate Co., Ltd.	189,800	1,085,833
	Tohoku Bank, Ltd.	390,000	586,771
	Tokai Tokyo Securities Co., Ltd.	662,000	1,813,450
#	Tokushima Bank, Ltd.	267,200	1,310,261
	Tokyo Rakutenchi Co., Ltd.	222,000	826,666
#	Tokyo Theatres Co., Inc.	299,000	581,794
	Tokyo Tomin Bank, Ltd.	110,100	1,482,328
	Tokyu Community Corp.	48,200	687,252
#	Tokyu Livable, Inc.	128,800	640,193
	Tomato Bank, Ltd.	397,000	842,469
#	Tottori Bank, Ltd.	328,000	942,938
* #	Towa Bank, Ltd.	876,000	728,962
	Toyo Securities Co., Ltd.	307,000	559,702
#	Yamagata Bank, Ltd.	584,500	3,513,370
	Yamanashi Chuo Bank, Ltd.	242,000	1,376,402
	Yuraku Real Estate Co., Ltd.	588,000	690,977
Total Financials			109,618,706

Health Care — (3.6%)
	Aloka Co., Ltd.	101,200	835,370
	As One Corp.	69,568	1,384,277
	ASKA Pharmaceutical Co., Ltd.	101,000	750,533
	Create Medic Co., Ltd.	28,000	231,727
	Eiken Chemical Co., Ltd.	78,900	480,196
	FALCO biosystems, Ltd.	34,300	226,322
#	Fuso Pharmaceutical Industries, Ltd.	322,000	970,234
#	Green Hospital Supply, Inc.	940	320,276
	Hitachi Medical Corp.	135,000	1,091,445
#	Hogy Medical Co., Ltd.	54,500	3,010,223
	Iwaki & Co., Ltd.	55,000	91,500
	Japan Medical Dynamic Marketing, Inc.	44,900	80,513
#	Jeol, Ltd.	268,000	758,781
	JMS Co., Ltd.	126,000	368,758
	Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136
	Kawamoto Corp.	4,000	12,107
	Kawanishi Holdings, Ltd.	7,400	63,481
	Kawasumi Laboratories, Inc.	45,000	185,817
#	Kissei Pharmaceutical Co., Ltd.	106,500	2,428,691
#	Kyorin Co., Ltd.	198,000	2,113,556
	Miraca Holdings, Inc.	148,300	2,391,594
#	Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649
#	Nichii Gakkan Co.	121,200	1,142,013
	Nihon Kohden Corp.	151,200	2,554,222
#	Nikkiso Co., Ltd.	237,000	1,187,448
#	Nippon Chemiphar Co., Ltd.	131,000	440,433
	Nippon Shinyaku Co., Ltd.	237,000	2,343,138
#	Nipro Corp.	201,100	3,083,037
	Nissui Pharmaceutical Co., Ltd.	66,100	468,772
#	Paramount Bed Co., Ltd.	106,500	1,387,873

10

	Rion Co., Ltd.	5,000	26,455
	Rohto Pharmaceutical Co., Ltd.	97,600	1,106,546
	Seikagaku Corp.	198,500	1,770,732
#	SSP Co., Ltd.	425,000	2,412,769
#	Sundrug Co., Ltd.	71,900	1,309,106
#	Topcon Corp.	121,700	684,987
	Torii Pharmaceutical Co., Ltd.	96,300	1,326,664
#	Towa Pharmaceutical Co., Ltd.	56,300	1,674,370
	Vital-Net, Inc.	142,400	635,723
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	342,587
#	Zeria Pharmaceutical Co., Ltd.	159,000	1,738,071
Total Health Care			50,487,132

Industrials — (20.9%)
#	A&A Material Corp.	235,000	160,590
#	Advan Co., Ltd.	99,400	411,534
* #	ADVANEX, Inc.	121,000	120,295
#	Aeon Delight Co., Ltd.	139,000	3,424,202
	Aica Kogyo Co., Ltd.	236,500	2,099,469
#	Aichi Corp.	260,700	937,309
	Aida Engineering, Ltd.	265,700	972,626
	Airport Facilities Co., Ltd.	185,870	1,007,139
	Airtech Japan, Ltd.	26,700	94,867
	Alps Logistics Co., Ltd.	52,500	538,190
#	Altech Co., Ltd.	23,000	42,456
#	Altech Corp.	37,150	332,318
#	Amano Corp.	269,000	1,800,136
	Ando Corp.	257,000	363,444
#	Anest Iwata Corp.	149,000	541,071
* #	AOMI Construction Co., Ltd.	211,000	63,494
	Asahi Diamond Industrial Co., Ltd.	245,000	1,148,299
	Asahi Kogyosha Co., Ltd.	99,000	282,228
#	Asahi Pretec Corp.	120,450	1,124,332
* #	Asanuma Corp.	1,424,000	807,881
	Asia Air Survey Co., Ltd.	32,000	91,221
	Asunaro Aoki Construction Co., Ltd.	166,500	746,951
	Ataka Construction & Engineering Co., Ltd.	60,000	113,804
	Bando Chemical Industries, Ltd.	340,000	821,915
* #	Banners Co., Ltd.	482,000	24,437
#	Bidec Servo Corp.	78,000	433,299
	Biken Techno Corp.	14,100	51,012
	Bunka Shutter Co., Ltd.	239,000	906,679
	Central Glass Co., Ltd.	601,000	1,905,263
	Central Security Patrols Co., Ltd.	44,700	355,968
	Chudenko Corp.	209,200	3,139,609
#	Chugai Ro Co., Ltd.	327,000	903,593
	Chuo Denki Kogyo Co., Ltd.	90,000	650,189
#	CKD Corp.	229,700	767,966
	Commuture Corp.	154,202	747,237
	Comsys Holdings Corp.	142,000	1,015,102
#	Cosel Co., Ltd.	143,200	1,189,677
	CTI Engineering Co., Ltd.	44,000	275,915
	Dai-Dan Co., Ltd.	156,000	663,335
#	Daido Metal Co., Ltd.	144,000	327,098
#	Daihen Corp.	459,000	1,070,101

11

	Daiho Corp.	1,355,000	871,601
#	Daiichi Jitsugyo Co., Ltd.	194,000	554,247
#	Daimei Telecom Engineering Corp.	140,000	987,795
#	Daiseki Co., Ltd.	147,263	3,354,018
*	Daisue Construction Co., Ltd.	316,500	105,319
#	Daiwa Industries, Ltd.	169,000	451,567
	Daiwa Odakyu Construction Co., Ltd.	63,500	109,742
#	Danto Holdings Corp.	570,000	582,145
	Denyo Co., Ltd.	90,600	569,243
	DMW Corp.	4,800	72,972
* #	Dream Incubator, Inc.	168	114,179
#	Ebara Corp.	825,000	1,644,552
* #	Enshu, Ltd.	215,000	162,211
#	Freesia Macross Corp.	1,355,000	167,057
*	Fujisash Co., Ltd.	106,300	49,674
#	Fujita Corp.	115,010	232,832
	Fujitec Co., Ltd.	304,000	1,071,691
	Fukuda Corp.	700,000	1,353,836
	Fukusima Industries Corp.	29,700	229,005
#	Fukuyama Transporting Co., Ltd.	912,400	3,876,253
#	Funai Consulting, Co., Ltd.	99,300	495,266
	Furukawa Co., Ltd.	1,390,000	1,361,876
	Furusato Industries, Ltd.	50,600	428,311
	Futaba Corp.	159,500	2,410,820
#	Gecoss Corp.	113,600	503,606
	GS Yuasa Corp.	33,000	83,421
#	Hamai Co., Ltd.	97,000	89,947
	Hanwa Co., Ltd.	726,000	1,916,549
	Hazama Corp.	285,800	240,490
#	Hibiya Engineering, Ltd.	130,000	1,026,841
#	Hitachi Cable, Ltd.	390,000	821,436
	Hitachi Metals Techno, Ltd.	57,500	226,482
* #	Hitachi Plant Technologies, Ltd.	663,570	1,744,203
	Hitachi Tool Engineering, Ltd.	94,000	819,271
	Hitachi Transport System, Ltd.	313,000	4,185,718
* #	Hitachi Zosen Corp.	1,506,500	1,282,411
	Hokuetsu Industries Co., Ltd.	96,000	153,947
	Hokuriku Electrical Construction Co., Ltd.	56,000	179,466
#	Hosokawa Micron Corp.	144,000	542,752
#	Howa Machinery, Ltd.	379,000	258,283
	IBJ Leasing Co., Ltd.	124,400	1,504,031
#	Ichiken Co., Ltd.	105,000	110,071
	Ichinen Holdings Co., Ltd.	71,100	330,455
#	Idec Corp.	131,900	1,310,450
#	Iino Kaiun Kaisha, Ltd.	337,400	1,724,765
	i-Logistics Corp.	91,000	154,580
	Inaba Denki Sangyo Co., Ltd.	86,000	2,129,739
	Inabata and Co., Ltd.	219,900	828,243
*	Inoue Kogyo Co., Ltd.	425,000	4,314
#	Inui Steamship Co., Ltd.	80,800	609,341
* #	Iseki & Co., Ltd.	759,000	1,252,826
* #	Ishikawa Seisakusho, Ltd.	154,000	80,987
*	Ishikawajima Construction Materials Co., Ltd.	216,000	120,179
	Ishikawajima Transport Machinery Co., Ltd.	73,000	235,878
	Itoki Corp.	174,200	552,200

12

#	IWATANI Corp.	847,000	1,962,471
* #	J Bridge Corp.	1,727,700	387,230
#	Jalux, Inc.	43,300	554,406
	Jamco Corp.	82,000	424,950
* #	Japan Bridge Corp.	44,350	61,174
#	Japan Cash Machine Co., Ltd.	99,415	857,248
#	Japan Foundation Engineering Co., Ltd.	95,600	182,675
	Japan Kenzai Co., Ltd.	93,440	544,349
#	Japan Pulp & Paper Co., Ltd.	501,000	1,675,466
	Japan Steel Tower Co., Ltd.	44,000	156,471
#	Japan Transcity Corp.	231,000	821,588
	K.R.S. Corp.	38,200	359,814
#	Kamagai Gumi Co., Ltd.	583,800	247,945
	Kamei Corp.	118,000	471,099
	Kanaden Corp.	118,000	482,603
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	957,828
	Kanamoto Co., Ltd.	114,000	365,299
	Kandenko Co., Ltd.	160,000	840,740
*	Kanematsu Corp.	1,442,625	1,153,954
* #	Kanematsu-NNK Corp.	125,000	80,767
#	Katakura Industries Co., Ltd.	115,900	1,155,349
#	Kato Works Co., Ltd.	197,000	479,957
* #	Kawada Industries, Inc.	1,132,000	1,154,615
	Kawagishi Bridge Works Co., Ltd.	38,000	91,675
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	297,075
#	Kimura Chemical Plants Co., Ltd.	59,400	312,202
#	Kinki Sharyo Co., Ltd.	207,000	762,651
	Kintetsu World Express, Inc.	114,200	1,657,483
	Kioritz Corp.	234,000	376,475
#	Kitagawa Iron Works Co., Ltd.	335,000	469,846
#	Kitano Construction Corp.	252,000	485,869
	Kitazawa Sangyo Co., Ltd.	57,000	79,960
#	Kitz Corp.	409,000	1,213,456
	Koike Sanso Kogyo Co., Ltd.	152,000	374,815
	Koito Industries, Ltd.	102,000	262,640
#	Kokuyo Co., Ltd.	122,925	866,671
#	Komai Tekko, Inc.	109,000	149,321
	Komatsu Wall Industry Co., Ltd.	32,900	346,939
	Komori Corp.	98,000	1,120,443
	Kondotec, Inc.	40,500	208,078
#	Kosaido Co., Ltd.	388,400	1,007,734
#	Kuroda Electric Co., Ltd.	109,900	856,747
	Kyodo Printing Co., Ltd.	303,000	690,350
#	Kyoei Sangyo Co., Ltd.	97,000	210,494
	Kyokuto Boeki Kaisha, Ltd.	82,000	125,943
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	615,130
	Kyosan Electric Manufacturing Co., Ltd.	213,000	730,176
	Kyowa Exeo Corp.	345,000	3,382,599
	Kyudenko Corp.	274,000	1,945,693
*	Link Consulting Associates - Japan Corp.	14,600	4,076
* #	Lonseal Corp.	127,000	143,075
	Maeda Corp.	624,000	1,701,517
	Maeda Road Construction Co., Ltd.	319,000	2,270,292
#	Maezawa Industries, Inc.	59,300	129,127
#	Maezawa Kaisei Industries Co., Ltd.	53,300	533,747

13

	Makino Milling Machine Co., Ltd.	322,000	933,447
	Marubeni Construction Material Lease Co., Ltd.	78,000	98,279
	Maruka Machinery Co., Ltd.	28,100	235,496
	Maruwn Corp.	66,000	164,097
#	Maruyama Manufacturing Co., Inc.	150,000	226,439
	Maruzen Showa Unyu Co., Ltd.	327,000	1,181,260
#	Matsuda Sangyo Co., Ltd.	96,982	1,112,909
	Matsui Construction Co., Ltd.	98,600	268,606
* #	Matsuo Bridge Co., Ltd.	957,000	683,700
#	Max Co., Ltd.	184,000	1,660,954
#	Meidensha Corp.	764,050	1,220,418
*	Meiji Machine Co., Ltd.	213,000	105,558
#	Meiji Shipping Co., Ltd.	106,100	361,444
#	Meisei Industrial Co., Ltd.	29,000	61,554
	Meitec Corp.	132,000	2,608,171
	Meito Transportation Co., Ltd.	22,000	174,898
*	Meiwa Trading Co., Ltd.	140,000	192,184
	Mitani Corp.	52,600	244,795
#	Mitsubishi Cable Industries, Ltd.	717,000	696,618
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	520,221
#	Mitsubishi Pencil Co., Ltd.	118,300	1,456,504
#	Mitsuboshi Belting, Ltd.	274,000	1,128,381
#	Mitsui Matsushima Co., Ltd.	338,000	527,573
#	Mitsui-Soko Co., Ltd.	475,000	2,090,877
	Mitsumura Printing Co., Ltd.	93,000	295,843
#	Miura Co., Ltd.	141,400	2,904,502
	Miura Printing Corp.	19,000	39,800
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	75,889
* #	Miyaji Engineering Group	1,918,175	1,114,092
* #	Miyakoshi Corp.	48,400	214,952
*	Mori Denki Mfg. Co., Ltd.	628,000	38,487
#	Mori Seiki Co., Ltd.	10,100	92,729
	Morita Holdings Corp.	159,000	665,179
	Moshi Moshi Hotline, Inc.	119,450	2,850,086
	Mystar Engineering Corp.	15,600	57,268
	NAC Co., Ltd.	28,900	205,973
#	Nachi-Fujikoshi Corp.	588,000	1,192,972
#	Naikai Zosen Corp.	75,000	190,874
#	Nakano Corp.	103,000	147,657
	Narasaki Sangyo Co., Ltd.	68,000	52,153
	NEC Leasing, Ltd.	70,700	622,982
#	NEC System Integration & Construction, Ltd.	167,500	1,898,167
	New Tachikawa Aircraft Co., Ltd.	9,900	413,806
#	Nichias Corp.	424,000	980,719
	Nichiban Co., Ltd.	122,000	392,439
#	Nichiha Corp.	122,780	634,128
	Nihon Spindle Manufacturing Co., Ltd.	115,000	182,470
	Nikko Co., Ltd.	127,000	276,982
#	Nippo Corp.	399,000	2,354,750
#	Nippon Carbon Co., Ltd.	396,000	928,397
* #	Nippon Conveyor Co., Ltd.	168,000	119,905
	Nippon Densetsu Kogyo Co., Ltd.	220,000	1,940,569
	Nippon Denwa Shisetu Co., Ltd.	203,000	504,830
	Nippon Filcon Co., Ltd.	73,100	365,482
	Nippon Hume Corp.	91,000	228,235

14

	Nippon Jogesuido Sekkei Co., Ltd.	289	188,986
	Nippon Kanzai Co., Ltd.	69,200	1,185,312
#	Nippon Koei Co., Ltd.	272,000	572,575
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,421,173
#	Nippon Seisen Co., Ltd.	107,000	260,414
	Nippon Shindo Co., Ltd.	50,000	49,929
#	Nippon Signal Co., Ltd.	210,200	896,188
#	Nippon Steel Trading Co., Ltd.	389,000	654,647
#	Nippon Thompson Co., Ltd.	255,000	1,277,011
	Nippon Tungsten Co., Ltd.	82,000	119,073
	Nippon Yusoki Co., Ltd.	138,000	295,895
	Nishimatsu Construction Co., Ltd.	954,000	1,962,921
	Nishi-Nippon Railroad Co., Ltd.	30,000	110,247
	Nishishiba Electric Co., Ltd.	101,000	143,581
	Nissei Corp.	104,600	712,005
	Nissei Plastic Industrial Co., Ltd.	394,900	944,573
	Nissin Corp.	342,000	975,580
	Nitchitsu Co., Ltd.	60,000	106,790
	Nitta Corp.	101,400	1,133,009
	Nitto Boseki Co., Ltd.	847,000	1,257,337
#	Nitto Electric Works, Ltd.	150,700	1,308,583
	Nitto Kohki Co., Ltd.	76,200	1,384,901
#	Nitto Seiko Co., Ltd.	140,000	421,140
*	Nittoc Construction Co., Ltd.	316,000	104,743
	Noda Corp.	169,300	252,045
	Nomura Co., Ltd.	205,000	704,500
	Noritake Co., Ltd.	543,000	1,567,204
#	Noritz Corp.	177,100	1,866,766
* #	Oak Capital Corp.	753,354	53,904
	Obayashi Road Corp.	106,000	141,818
	Oiles Corp.	119,142	1,287,341
	Okabe Co., Ltd.	186,900	758,630
	Okamoto Machine Tool Works, Ltd.	164,000	195,177
#	Okamura Corp.	370,900	2,148,083
#	Okano Valve Manufacturing Co.	58,000	204,392
	Oki Electric Cable Co., Ltd.	117,000	161,432
#	OKK Corp.	255,000	270,910
	OKUMA Corp.	152,000	668,316
#	Okumura Corp.	750,400	2,941,288
#	O-M, Ltd.	105,000	416,739
#	Onoken Co., Ltd.	70,900	753,215
#	Organo Corp.	198,000	1,235,981
	Oriental Shiraishi Corp.	463,800	676,630
	Original Engineering Consultants Co., Ltd.	66,500	125,604
#	OSG Corp.	116,800	844,709
#	Oyo Corp.	107,500	1,138,074
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	125,417
#	Park24 Co., Ltd.	150,100	607,108
* #	Penta-Ocean Construction Co., Ltd.	841,000	939,277
#	Pilot Corp.	759	1,488,505
#	Pronexus, Inc.	133,400	882,876
* #	Radia Holdings, Inc.	4,635	56,011
#	Raito Kogyo Co., Ltd.	193,700	334,210
	Rheon Automatic Machinery Co., Ltd.	64,000	163,523
	Ryobi, Ltd.	558,200	1,146,495

15

*	Sailor Pen Co., Ltd.	127,000	69,589
#	Sakai Heavy Industries, Ltd.	126,000	184,596
*	Sakurada Co., Ltd.	225,000	18,272
* #	Sanix, Inc.	157,400	213,555
	Sanki Engineering Co., Ltd.	261,000	1,692,181
#	Sanko Metal Industrial Co., Ltd.	118,000	210,779
	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,024,027
	Sanritsu Corp.	17,800	106,622
	Sanwa Holdings Corp.	236,000	782,947
	Sanyo Denki Co., Ltd.	214,000	525,477
	Sanyo Engineering & Construction, Inc.	48,000	146,454
	Sanyo Industries, Ltd.	102,000	150,720
#	Sasebo Heavy Industries Co., Ltd.	546,000	852,128
	Sato Corp.	108,600	1,085,442
	Sato Shoji Corp.	65,300	429,727
	Sawafuji Electric Co., Ltd.	48,000	90,436
	Secom Joshinetsu Co., Ltd.	33,900	502,460
#	Secom Techno Service Co., Ltd.	43,500	1,010,224
	Seibu Electric Industry Co., Ltd.	67,000	260,493
#	Seika Corp.	267,000	479,379
*	Seikitokyu Kogyo Co., Ltd.	335,000	101,337
	Seino Holdings Co., Ltd.	199,000	962,961
	Sekisui Jushi Co., Ltd.	162,000	1,026,280
#	Senko Co., Ltd.	371,000	1,474,624
#	Senshu Electric Co., Ltd.	37,300	364,973
#	Shibaura Mechatronics Corp.	171,000	651,235
#	Shibusawa Warehouse Co., Ltd.	259,000	1,432,120
	Shibuya Kogyo Co., Ltd.	82,300	659,097
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,103,675
#	Shin Nippon Air Technologies Co., Ltd.	84,980	656,903
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,371
#	Shinko Electric Co., Ltd.	496,000	1,267,394
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	839,754
#	Shinmaywa Industries, Ltd.	403,000	1,057,409
#	Shinnihon Corp.	215,900	178,717
	Shinsho Corp.	284,000	516,119
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,584
#	Sho-Bond Corp.	98,100	1,752,586
#	Shoko Co., Ltd.	316,000	367,843
	Showa Aircraft Industry Co., Ltd.	112,000	561,271
	Showa KDE Co., Ltd.	124,000	123,514
#	Sintokogio, Ltd.	191,800	1,184,278
	Soda Nikka Co., Ltd.	67,000	195,298
#	Sohgo Security Services Co., Ltd.	94,900	887,416
	Space Co., Ltd.	73,420	481,003
	Subaru Enterprise Co., Ltd.	59,000	171,559
	Sugimoto & Co., Ltd.	34,100	355,452
	Sumitomo Densetsu Co., Ltd.	104,600	593,835
#	Sumitomo Precision Products Co., Ltd.	176,000	696,832
	Sumitomo Warehouse Co., Ltd.	292,000	1,182,860
*	Sun Wave Corp.	857,000	1,064,746
	Suzuki Metal Industry Co., Ltd.	71,000	108,841
#	SWCC Showa Holdings Co., Ltd.	831,000	728,257
#	Tadano, Ltd.	157,579	698,666
#	Taihei Dengyo Kaisha, Ltd.	152,000	1,256,173

16

#	Taihei Kogyo Co., Ltd.	257,000	591,273
* #	Taiheiyo Kaiun Co., Ltd.	167,000	161,802
* #	Taiheiyo Kouhatsu, Inc.	198,000	109,237
	Taiho Kogyo Co., Ltd.	95,200	631,484
	Taikisha, Ltd.	125,600	1,792,783
	Takada Kiko Co., Ltd.	350,000	464,675
#	Takano Co., Ltd.	52,000	246,704
#	Takara Printing Co., Ltd.	38,055	301,190
#	Takara Standard Co., Ltd.	515,000	2,759,215
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364
* #	Takashima & Co., Ltd.	137,000	138,348
	Takigami Steel Construction Co., Ltd.	50,000	127,380
#	Takisawa Machine Tool Co., Ltd.	191,000	172,481
#	Takuma Co., Ltd.	297,000	587,218
	Tanseisha Co., Ltd.	74,000	160,337
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	542,568
	TCM Corp.	350,000	463,393
	Techno Associe Co., Ltd.	58,400	394,053
	Techno Ryowa, Ltd.	64,900	337,543
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	343,790
*	Tekken Corp.	521,000	552,975
	Teraoka Seisakusho Co., Ltd.	53,600	233,722
	The Keihin Co., Ltd.	199,000	261,973
	The Kodensha Co., Ltd.	25,000	40,063
	The Yasuda Warehouse Co., Ltd.	98,200	813,645
*	Toa Corp.	744,000	920,063
#	Toa Doro Kogyo Co., Ltd.	155,000	145,773
* #	Tobishima Corp.	1,548,500	253,115
#	Tocalo Co., Ltd.	51,600	498,626
#	Toda Corp.	623,000	2,250,392
	Todentu Corp.	121,000	206,522
	Toenec Corp.	316,000	1,500,026
	Tokai Lease Co., Ltd.	86,000	114,477
	Toko Electric Corp.	88,000	183,977
	Tokyo Biso Kogyo Corp.	19,000	96,630
	Tokyo Energy & Systems, Inc.	126,000	731,635
#	Tokyo Keiki, Inc.	265,000	360,060
#	Tokyo Kikai Seisakusho, Ltd.	304,000	693,175
#	Tokyo Leasing Co., Ltd.	223,800	1,174,251
	Tokyo Sangyo Co., Ltd.	78,000	199,400
	Toli Corp.	207,000	355,214
#	Tomoe Corp.	115,500	165,650
#	Tonami Holdings Co., Ltd.	331,000	788,896
	Toppan Forms Co., Ltd.	88,300	820,199
* #	Tori Holdings Co., Ltd.	2,969,000	153,275
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,395,385
	Toshiba Machine Co., Ltd.	179,000	513,495
#	Toshiba Plant Kensetsu Co., Ltd.	329,000	2,709,906
	Tosho Printing Co., Ltd.	243,000	645,755
	Totetsu Kogyo Co., Ltd.	122,000	706,472
#	Toyo Electric Co., Ltd.	156,000	725,572
	Toyo Engineering Corp.	628,400	1,806,222
	Toyo Machinery & Metal Co., Ltd.	61,000	124,043
	Toyo Shutter Co., Ltd.	11,800	72,370
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	444,501

17

#	Trusco Nakayama Corp.	111,100	1,458,342
	Tsubakimoto Chain Co.	579,700	1,616,913
	Tsubakimoto Kogyo Co., Ltd.	97,000	181,275
#	Tsugami Corp.	265,000	592,697
#	Tsukishima Kikai Co., Ltd.	149,000	1,303,172
	Tsurumi Manufacturing Co., Ltd.	94,000	670,280
	Tsuzuki Denki Co., Ltd.	75,000	201,044
	TTK Co., Ltd.	62,000	264,258
	Uchida Yoko Co., Ltd.	171,000	720,984
#	Ueki Corp.	455,000	416,357
#	Union Tool Co.	76,900	1,705,229
	Utoc Corp.	96,400	296,393
* #	Venture Link Co., Ltd.	405,500	92,224
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,471,954
	Wavelock Holdings Co., Ltd.	31,500	102,585
	Weathernews, Inc.	26,700	315,866
	Yahagi Construction Co., Ltd.	151,000	509,753
	Yamato Corp.	82,000	208,914
	Yamaura Corp.	40,500	45,761
#	Yamazen Co., Ltd.	306,600	968,743
	Yokogawa Bridge Holdings Corp.	139,400	988,168
	Yondenko Corp.	133,800	649,322
#	Yuasa Trading Co., Ltd.	779,000	783,629
#	Yuken Kogyo Co., Ltd.	156,000	283,291
	Yurtec Corp.	278,000	1,244,452
#	Yushin Precision Equipment Co., Ltd.	53,534	807,155
Total Industrials			289,850,680

Information Technology — (8.0%)
#	Ai Holdings Corp.	182,600	548,935
	Aichi Tokei Denki Co., Ltd.	113,000	271,556
#	Aiphone Co., Ltd.	70,900	1,128,057
* #	Allied Telesis Holdings K.K.	470,700	189,365
	Alpha Systems, Inc.	42,400	829,058
#	Anritsu Corp.	435,000	1,059,977
	AOI Electronics Co., Ltd.	37,400	239,296
	Apic Yamada Corp.	36,000	55,834
#	CAC Corp.	69,100	554,201
	Canon Electronics, Inc.	68,200	1,021,387
	Canon Finetech, Inc.	147,070	1,440,644
	Chino Corp.	158,000	344,148
	Computer Engineering & Consulting, Ltd.	61,500	455,260
	Core Corp.	45,700	250,297
	Cresco, Ltd.	11,600	107,599
*	Daiko Denshi Tsushin, Ltd.	23,000	30,668
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,358,146
#	Denki Kogyo Co., Ltd.	237,000	1,439,960
#	Disco Corp.	37,000	886,773
	DKK TOA Corp.	31,000	63,938
	DTS Corp.	84,900	703,133
#	Dwango Co., Ltd.	230	238,253
#	eAccess, Ltd.	4,620	2,148,803
#	Eizo Nanao Corp.	75,600	1,202,476
	Elna Co., Ltd.	97,000	139,167
#	Epson Toyocom Corp.	426,000	764,600

18

#	ESPEC Corp.	79,800	514,150
* #	FDK Corp.	425,000	359,388
#	Fuji Soft, Inc.	127,900	2,146,864
	Fujitsu Component, Ltd.	177	106,640
	Fujitsu Frontech, Ltd.	78,600	563,400
	Fuso Dentsu Co., Ltd.	16,000	41,125
#	Future Architect, Inc.	1,464	761,328
	Hakuto Co., Ltd.	80,300	534,675
	Hitachi Business Solution Co., Ltd.	43,200	228,200
	Hitachi Information Systems, Ltd.	143,200	2,657,399
	Hitachi Kokusai Electric, Inc.	303,500	1,442,065
	Hitachi Maxell, Ltd.	153,900	1,096,192
	Hitachi Software Engineering Co., Ltd.	185,200	2,612,258
	Hitachi Systems & Services, Ltd.	83,700	978,312
	Hochiki Corp.	97,000	672,961
#	Hokuriku Electric Industry Co., Ltd.	308,000	483,544
#	Horiba, Ltd.	49,900	738,889
#	Hosiden Corp.	243,000	2,551,951
#	Icom, Inc.	49,700	955,558
* #	Ikegami Tsushinki Co., Ltd.	174,000	150,997
	Ines Corp.	172,500	863,007
	I-Net Corp.	47,800	247,471
	Information Services International-Dentsu, Ltd.	103,800	659,211
#	Invoice, Inc.	39,279	304,387
#	Ishii Hyoki Co., Ltd.	23,700	372,252
*	IT Holdings Corp.	292,801	3,160,478
#	Iwatsu Electric Co., Ltd.	303,000	276,387
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,153,120
	Japan Business Computer Co., Ltd.	74,900	465,961
	Japan Digital Laboratory Co., Ltd.	113,400	1,081,002
	Japan Radio Co., Ltd.	435,000	757,061
	Jastec Co., Ltd.	61,400	346,355
	JBIS Holdings, Inc.	79,600	309,639
	JIEC Co., Ltd.	199	139,651
	Kaga Electronics Co., Ltd.	97,300	1,012,964
#	Kakaku.com, Inc.	419	1,232,538
	Kanematsu Electronics, Ltd.	83,100	637,921
*	Kasuga Electric Works, Ltd.	44,000	47,613
	Kawatetsu Systems, Inc.	174	136,506
	Koa Corp.	148,700	770,118
#	Koei Co., Ltd.	232,300	2,534,606
* #	Kubotek Corp.	407	95,648
	Kyoden Co., Ltd.	160,000	138,873
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,168
#	Macnica, Inc.	60,900	618,001
	Marubun Corp.	96,100	363,441
#	Maruwa Co., Ltd.	36,500	373,245
	Maspro Denkoh Corp.	61,000	509,195
#	Megachips Corp.	87,300	1,005,418
* #	Meisei Electric Co., Ltd.	359,000	207,722
	Melco Holdings, Inc.	9,000	112,063
#	Mimasu Semiconductor Industry Co., Ltd.	111,581	1,020,211
	Miroku Jyoho Service Co., Ltd.	107,000	204,303
	Mitsui High-Tec, Inc.	141,900	787,244
	Mitsui Knowledge Industry Co., Ltd.	3,688	631,773

19

* #	Mutoh Holdings Co., Ltd.	160,000	324,366
*	Nagano Japan Radio Co., Ltd.	85,000	86,331
*	Nakayo Telecommunications, Inc.	549,000	728,428
	NEC Fielding, Ltd.	189,600	1,939,251
	NEC Mobiling, Ltd.	49,600	692,647
* #	NEC Tokin Corp.	382,000	1,003,409
#	Net One Systems Co., Ltd.	1,889	3,081,215
*	Netmarks, Inc.	523	89,528
	Nichicon Corp.	265,000	1,653,311
#	Nidec Sankyo Corp.	200,000	933,660
#	Nihon Dempa Kogyo Co., Ltd.	69,000	874,465
#	Nihon Inter Electronics Corp.	104,700	146,514
#	Nihon Unisys, Ltd.	71,600	688,759
	Nippon Avionics Co., Ltd.	83,000	135,714
#	Nippon Ceramic Co., Ltd.	86,700	891,470
#	Nippon Chemi-Con Corp.	466,000	902,665
	Nippon Systemware Co., Ltd.	30,000	100,740
	Nissho Electronics Corp.	79,500	434,921
#	Nohmi Bosai, Ltd.	187,000	1,800,342
	NS Solutions Corp.	45,300	550,790
	NSD Co., Ltd.	173,800	1,295,260
	Okaya Electric Industries Co., Ltd.	73,000	180,099
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,491,425
	Ono Sokki Co., Ltd.	103,000	415,338
	Origin Electric Co., Ltd.	105,000	336,891
	Osaki Electric Co., Ltd.	128,000	545,880
	PCA Corp.	17,500	178,924
* #	Pixela Corp.	33,000	51,623
*	Pulstec Industrial Co., Ltd.	21,200	21,678
*	Rikei Corp.	186,000	126,051
	Riken Keiki Co., Ltd.	77,800	387,223
#	Roland DG Corp.	59,800	744,913
	Ryoden Trading Co., Ltd.	152,000	775,038
	Ryosan Co., Ltd.	122,000	2,321,214
#	Ryoyo Electro Corp.	108,000	840,364
	Sanken Electric Co., Ltd.	300,000	1,072,324
	Sanko Co., Ltd.	22,000	76,884
	Sanshin Electronics Co., Ltd.	108,100	1,159,707
	Satori Electric Co., Ltd.	56,380	275,273
	Saxa Holdings, Inc.	194,000	234,042
	Sekonic Corp.	36,000	51,091
	Shindengen Electric Manufacturing Co., Ltd.	296,000	595,860
#	Shinkawa, Ltd.	68,400	765,433
	Shinko Shoji Co., Ltd.	75,900	503,157
	Shizuki Electric Co., Inc.	103,000	195,033
	Siix Corp.	83,700	261,324
	SMK Corp.	265,000	658,976
#	Sorun Corp.	92,600	448,099
* #	SPC Electronics Corp.	48,200	56,860
	SRA Holdings, Inc.	49,700	351,451
#	Star Micronics Co., Ltd.	133,000	1,440,684
#	Sumida Corp.	66,249	378,869
	Sumisho Computer Systems Corp.	168,100	2,624,773
#	SUNX, Ltd.	117,400	371,298
#	SystemPro Co., Ltd.	676	280,144

20

	Tachibana Eletech Co., Ltd.	62,400	426,724
#	Taiyo Yuden Co., Ltd.	200,000	958,753
	Tamura Corp.	253,000	568,951
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	398,147
	TKC Corp.	100,600	1,781,617
*	Toko, Inc.	331,000	387,867
	Tokyo Denpa Co., Ltd.	24,900	163,867
	Tokyo Electron Device, Ltd.	352	470,521
#	Tokyo Seimitsu Co., Ltd.	104,300	1,049,188
#	Tomen Electronics Corp.	50,600	612,420
	Tose Co., Ltd.	23,100	135,767
* #	Totoku Electric Co., Ltd.	129,000	98,846
	Toukei Computer Co., Ltd.	27,710	345,398
#	Toyo Corp.	110,600	1,234,771
#	Trans Cosmos, Inc.	163,500	1,156,132
	Trinity Industrial Corp.	56,000	228,397
	Tsuzuki Densan Co., Ltd.	22,500	56,789
* #	Union Holdings Co., Ltd.	1,598,600	131,002
	XNET Corp.	91	76,593
	Yamaichi Electronics Co., Ltd.	469,600	947,438
	Yaskawa Information Systems Corp.	40,000	119,598
	Ye Data, Inc.	43,000	77,785
#	Yokowo Co., Ltd.	69,500	368,561
#	Zuken, Inc.	95,200	580,300
Total Information Technology			110,746,141

Materials — (8.3%)
	Achilles Corp.	670,000	891,533
	Adeka Corp.	341,200	2,156,413
	Agro-Kanesho Co., Ltd.	7,000	34,137
#	Aichi Steel Corp.	367,000	1,277,310
	Arakawa Chemical Industries, Ltd.	67,700	617,442
	Araya Industrial Co., Ltd.	204,000	327,260
	Aronkasei Co., Ltd.	124,000	422,694
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	951,595
#	Chuetsu Pulp and Paper Co., Ltd.	395,000	647,721
*	Chugai Mining Co., Ltd.	852,400	265,252
#	Chugoku Marine Paints, Ltd.	233,000	1,186,069
* #	Chugokukogyo Co., Ltd.	105,000	103,002
#	Co-Op Chemical Co., Ltd.	159,000	297,754
#	Dai Nippon Toryo, Ltd.	488,000	473,936
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	159,479
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	207,150
#	Daiken Corp.	439,000	851,351
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	881,856
#	Daio Paper Corp.	424,500	3,204,902
#	Daiso Co., Ltd.	373,000	981,002
	DC Co., Ltd.	113,900	273,348
	Dijet Industrial Co., Ltd.	81,000	152,786
	Dynapac Co., Ltd.	25,000	100,901
#	FP Corp.	75,300	2,642,991
#	Fujikura Kasei Co., Ltd.	94,500	502,094
	Fumakilla, Ltd.	85,000	260,756
	Geostar Corp.	90,000	61,464
#	Godo Steel, Ltd.	542,000	1,423,058

21

#	Gun-Ei Chemical Industry Co., Ltd.	278,000	571,249
	Harima Chemicals, Inc.	78,000	338,425
#	Hodogaya Chemical Co., Ltd.	281,000	446,725
	Hokkan Holdings, Ltd.	210,000	502,409
	Hokko Chemical Industry Co., Ltd.	90,000	260,182
#	Hokuetsu Paper Mills, Ltd.	625,500	2,345,481
	Hokushin Co., Ltd.	64,000	97,037
	Honshu Chemical Industry Co., Ltd.	35,000	238,428
#	Ihara Chemical Industry Co., Ltd.	155,000	404,662
#	ISE Chemicals Corp.	86,000	345,577
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,038,160
#	Ishii Iron Works Co., Ltd.	110,000	137,907
#	Japan Carlit Co., Ltd.	59,800	227,333
	JSP Corp.	106,700	746,376
	Kanto Denka Kogyo Co., Ltd.	194,000	463,282
	Kasei (C.I.) Co., Ltd.	119,000	293,051
	Katakura Chikkarin Co., Ltd.	43,000	145,477
*	Kawakin Holdings Co., Ltd.	11,000	27,469
	Kawasaki Kasei Chemicals, Ltd.	121,000	147,197
* #	Kishu Paper Co., Ltd.	260,000	270,542
	Koatsu Gas Kogyo Co., Ltd.	190,000	994,837
	Kohsoku Corp.	62,800	362,532
	Konishi Co., Ltd.	67,500	488,777
#	Kumiai Chemical Industry Co., Ltd.	296,000	787,808
	Kureha Corp.	627,500	2,783,997
#	Kurosaki Harima Corp.	286,000	453,656
	Lintec Corp.	87,400	1,022,556
#	MEC Co., Ltd.	61,200	312,162
	Mesco, Inc.	30,000	168,140
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,575,542
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,485,100
#	Mitsui Mining Co., Ltd.	772,500	1,474,321
	Mory Industries, Inc.	154,000	314,813
#	Nakabayashi Co., Ltd.	181,000	286,462
#	Nakayama Steel Works, Ltd.	443,000	1,135,632
#	Neturen Co., Ltd.	153,800	915,168
	Nichia Steel Works, Ltd.	175,900	433,641
	Nichireki Co., Ltd.	96,000	243,737
	Nifco, Inc.	162,700	2,391,316
	Nihon Kagaku Sangyo Co., Ltd.	79,000	396,365
	Nihon Matai Co., Ltd.	111,000	165,334
#	Nihon Nohyaku Co., Ltd.	219,000	1,187,818
	Nihon Parkerizing Co., Ltd.	230,000	2,712,223
	Nihon Seiko Co., Ltd.	18,000	31,292
*	Nippon Carbide Industries Co., Inc.	201,000	163,741
	Nippon Chemical Industrial Co., Ltd.	281,000	495,383
#	Nippon Chutetsukan K.K.	97,000	114,360
#	Nippon Chuzo K.K.	136,000	113,465
#	Nippon Concrete Industries Co., Ltd.	157,000	144,187
	Nippon Denko Co., Ltd.	372,000	1,705,431
	Nippon Fine Chemical Co., Ltd.	90,600	398,496
	Nippon Foil Manufacturing Co., Ltd.	51,000	61,094
#	Nippon Kasei Chemical Co., Ltd.	355,000	452,386
	Nippon Kayaku Co., Ltd.	248,000	1,135,711
#	Nippon Kinzoku Co., Ltd.	222,000	312,082

22

#	Nippon Koshuha Steel Co., Ltd.	438,000	438,388
	Nippon Light Metal Co., Ltd.	1,115,000	1,053,521
#	Nippon Metal Industry Co., Ltd.	592,000	819,435
#	Nippon Paint Co., Ltd.	759,200	2,928,416
	Nippon Pigment Co., Ltd.	43,000	93,749
	Nippon Pillar Packing Co., Ltd.	83,000	296,398
	Nippon Shokubai Co., Ltd.	251,000	1,454,568
	Nippon Soda Co., Ltd.	525,000	1,493,419
	Nippon Valqua Industries, Ltd.	313,000	712,215
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,097,038
	Nittetsu Mining Co., Ltd.	281,000	719,755
	Nitto FC Co., Ltd.	72,000	321,189
	NOF Corp.	701,000	1,971,423
	Okamoto Industries, Inc.	402,000	1,300,835
#	Okura Industrial Co., Ltd.	211,000	459,192
	Osaka Organic Chemical Industry, Ltd.	66,000	288,121
	Osaka Steel Co., Ltd.	147,000	1,467,748
	Riken Technos Corp.	197,000	392,469
#	S Science Co., Ltd.	3,265,000	167,761
#	S.T. Chemical Co., Ltd.	100,000	1,212,287
	Sakai Chemical Industry Co., Ltd.	355,000	929,832
	Sakata INX Corp.	214,000	539,701
#	Sanyo Chemical Industries, Ltd.	400,000	2,144,256
#	Sanyo Special Steel Co., Ltd.	553,300	1,584,848
	Sekisui Plastics Co., Ltd.	343,000	878,850
	Shikoku Chemicals Corp.	202,000	672,021
	Shinagawa Refractories Co., Ltd.	224,000	450,154
#	Shin-Etsu Polymer Co., Ltd.	278,400	1,257,306
	Shinko Wire Co., Ltd.	185,000	376,111
	Showa Tansan Co., Ltd.	13,000	40,395
	Somar Corp.	43,000	85,369
#	Stella Chemifa Corp.	42,100	589,986
	Sumitomo Bakelite Co., Ltd.	92,000	335,613
#	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,027,704
#	Sumitomo Osaka Cement Co., Ltd.	620,000	974,039
	Sumitomo Pipe & Tube Co., Ltd.	108,100	741,449
	Sumitomo Seika Chemicals Co., Ltd.	238,000	664,870
#	Taisei Lamick Co., Ltd.	18,500	375,853
	Takasago International Corp.	339,000	1,636,400
	Takiron Co., Ltd.	243,000	722,200
	Tayca Corp.	151,000	352,768
	Tenma Corp.	108,100	1,349,671
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	773,345
	The Pack Corp.	66,200	859,368
* #	Titan Kogyo K.K.	59,000	66,654
#	Toagosei Co., Ltd.	897,000	1,924,808
#	Toda Kogyo Corp.	158,000	366,245
	Tohcello Co., Ltd.	116,500	485,966
#	Toho Titanium Co., Ltd.	65,400	765,012
#	Toho Zinc Co., Ltd.	425,000	872,247
#	Tokushu Tokai Holdings Co., Ltd.	505,580	1,280,786
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,536,185
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	929,147
#	Tomoegawa Paper Co., Ltd.	125,000	175,431
	Tomoku Co., Ltd.	294,000	482,477

23

	Topy Industries, Ltd.	748,000	1,285,646
#	Toyo Ink Manufacturing Co., Ltd.	541,000	1,434,011
	Toyo Kohan Co., Ltd.	327,000	961,911
#	TYK Corp.	142,000	294,430
	Ube Material Industries, Ltd.	275,000	549,171
#	Wood One Co., Ltd.	169,000	712,911
	Yamamura Glass Co., Ltd.	360,000	716,970
	Yodogawa Steel Works, Ltd.	624,500	2,603,480
#	Yuki Gosei Kogyo Co., Ltd.	64,000	301,503
#	Yushiro Chemical Industry Co., Ltd.	51,600	852,938
	Zeon Corp.	503,000	1,444,878
Total Materials			115,714,633

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	561,763
	Hokuriku Gas Co., Ltd.	99,000	241,679
#	Okinawa Electric Power Co., Ltd.	59,571	3,492,510
#	Saibu Gas Co., Ltd.	1,296,000	3,199,312
	Shizuoka Gas Co., Ltd.	258,000	1,257,507
#	Tokai Corp.	258,000	1,255,581
Total Utilities			10,008,352

TOTAL COMMON STOCKS			1,039,394,556

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000

Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§ @	DFA Short Term Investment Fund LP	337,066,073	337,066,073

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030

TOTAL SECURITIES LENDING COLLATERAL		339,879,103

TOTAL INVESTMENTS - (100.0%) (Cost $1,830,699,372)		$1,388,557,659

See accompanying Notes to Financial Statements.

24

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
	ABB Grain, Ltd.	763,384	$4,171,028
#	ABC Learning Centres, Ltd.	535,970	192,336
*	Adacel Technologies, Ltd.	113,249	24,457
*	Adamus Resources, Ltd.	532,491	67,960
	ADCorp Australia, Ltd.	229,411	54,550
	Adelaide Brighton, Ltd.	1,663,662	2,530,723
# *	Aditya Birla Minerals, Ltd.	841,658	153,765
	Adtrans Group, Ltd.	32,808	54,753
	Aevum, Ltd.	427,119	386,902
*	Agenix, Ltd.	707,478	7,993
*	Ainsworth Game Technology, Ltd.	393,653	20,757
	AJ Lucas Group, Ltd.	223,548	609,813
# *	Alchemia, Ltd.	565,630	63,608
#	Alesco Corp., Ltd.	457,971	1,705,636
*	Alkane Resources, Ltd.	938,520	106,133
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	72,730
*	Amadeus Energy, Ltd.	819,137	237,393
	Amalgamated Holdings, Ltd.	374,540	1,049,090
	Amcom Telecommunications, Ltd.	1,135,725	95,346
	Ammtec, Ltd.	12,835	24,462
*	Andean Resources, Ltd.	1,508,392	855,498
*	Anglo Australian Resources NL	1,799,335	21,197
	Ansell, Ltd.	707,058	5,948,225
	AP Eagers, Ltd.	36,158	183,769
#	APA Group	1,864,187	3,632,942
*	Apex Minerals NL	271,724	44,399
#	APN News & Media, Ltd.	1,143,587	1,857,220
# *	Aquila Resources, Ltd.	269,918	661,536
# *	Arana Therapeutics, Ltd.	898,406	462,887
	ARB Corporation, Ltd.	304,681	693,067
	Ariadne Australia, Ltd.	291,838	47,824
# *	Arrow Energy NL	2,386,137	3,979,725
	ASG Group, Ltd.	178,097	68,711
	Aspen Group	14,713	6,705
	Astron, Ltd.	81,870	90,725
*	Atlas Group Holding, Ltd.	469,001	118,436
# *	Atlas Iron, Ltd.	416,701	226,351
	Atlas South Sea Pearl, Ltd.	82,585	17,628
*	Aurora Oil and Gas, Ltd.	589,181	117,280
	Ausdrill, Ltd.	694,863	506,154
	Ausmelt, Ltd.	44,782	11,805

1

	Austal, Ltd.	664,923	781,333
*	Austar United Communications, Ltd.	4,173,099	2,502,765
	Austereo Group, Ltd.	1,408,798	1,317,567
*	Austpac Resources NL	2,595,102	123,642
#	Australian Agricultural Co., Ltd.	970,435	1,221,462
#	Australian Infrastructure Fund	2,080,653	2,254,652
# *	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375
#	Australian Wealth Management, Ltd.	2,039,661	1,080,831
*	Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	3,553
# *	Autron Corporation, Ltd.	989,247	15,449
*	Avexa, Ltd.	167,778	12,958
*	Aviva Corp., Ltd.	26,838	3,703
	AVJennings, Ltd.	5,350,378	1,388,551
# *	Avoca Resources, Ltd.	345,813	334,362
#	AWB, Ltd.	1,641,462	2,870,752
#	Babcock & Brown Communities, Ltd.	3,567,489	503,268
#	Babcock & Brown Infrastructure Group	313,918	40,118
#	Babcock & Brown Wind Partners	2,604,553	1,458,164
*	Ballarat South Gold, Ltd.	1,996	11,970
#	Bank of Queensland, Ltd.	503,041	4,502,753
#	Beach Petroleum, Ltd.	4,877,374	3,168,055
	Becton Property Group	165,149	21,819
	Beyond International, Ltd.	61,256	22,796
# *	Biota Holdings, Ltd.	940,673	215,028
#	Blackmores, Ltd.	70,273	723,878
*	Blina Diamonds, Ltd.	15,073	203
	Boart Longyear Group	2,801,389	812,809
*	Boulder Steel, Ltd.	1,667,795	84,640
*	BQT Solutions, Ltd.	94,271	7,988
#	Bradken, Ltd.	530,575	1,749,840
*	Breakaway Resporces, Ltd.	755,280	37,480
#	Brickworks, Ltd.	110,449	778,664
*	Brockman Resources, Ltd.	276,703	113,723
	BSA, Ltd.	523,166	53,361
*	Buru Energy, Ltd.	624,558	74,709
#	Cabcharge Australia, Ltd.	518,843	2,386,955
*	Calliden Group, Ltd.	633,393	126,487
	Campbell Brothers, Ltd.	233,990	3,746,476
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	54,974
*	Carbon Energy, Ltd.	232,348	44,790
#	Cardno, Ltd.	236,496	597,127
# *	Carnarvon Petroleum, Ltd.	2,906,082	545,712
*	Carnegie Corp., Ltd.	935,760	87,910
*	Carpentaria Exploration, Ltd.	102,749	2,910
#	Cash Converters International, Ltd.	1,086,054	174,715
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,381
*	CEC Group, Ltd.	23,895	2,665
	Cedar Woods Properties, Ltd.	97,470	114,347

2

# *	Cellestis, Ltd.	387,333	521,053
*	Cellnet Group, Ltd.	921,474	171,114
*	Centamin Egypt, Ltd.	2,078,015	982,058
#	Centennial Coal Co., Ltd.	1,532,031	3,602,679
*	Ceramic Fuel Cells, Ltd.	1,152,980	103,637
#	Challenger Financial Services Group, Ltd.	1,348,487	1,486,877
	Chandler Macleod, Ltd.	88,156	10,649
*	Chemeq, Ltd.	166,742	9,197
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	176,181
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,915
*	Circadian Technologies, Ltd.	64,591	29,284
*	Citadel Resource Group, Ltd.	1,519,372	156,740
*	Citigold Corp., Ltd.	3,315,377	440,220
#	Clarius Group, Ltd.	1,022,084	489,952
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	187,089
	Clive Peeters, Ltd.	23,012	2,501
	Clough, Ltd.	2,486,585	635,554
*	Clover Corp., Ltd.	269,348	37,736
*	CMI, Ltd.	81,810	46,886
*	CO2 Group, Ltd.	844,559	163,417
*	Cockatoo Coal, Ltd.	83,491	16,869
	Codan, Ltd.	142,942	59,162
#	Coffey International, Ltd.	543,461	626,415
#	Collection House, Ltd.	1,776,852	518,555
# *	Commander Communications, Ltd.	929,503	50,651
*	ComTel Corp., Ltd.	120,514	1,734
#	ConnectEast Group	6,869,141	3,329,685
# *	Conquest Mining, Ltd.	1,039,761	111,378
	Consolidated Rutile, Ltd.	1,468,122	310,904
#	Corporate Express Australia, Ltd.	598,416	2,007,382
#	Count Financial, Ltd.	1,057,924	777,368
*	Coventry Group, Ltd.	136,019	119,705
	CP1, Ltd.	471,500	21,933
	CPI Group, Ltd.	68,585	9,387
#	Crane Group, Ltd.	319,804	1,922,284
*	Crescent Gold, Ltd.	1,124,856	61,671
*	Cue Energy Resources, Ltd.	452,354	41,743
# *	Customers, Ltd.	5,543,725	368,300
*	Cytopia, Ltd.	34,980	3,533
	Danks Holdings, Ltd.	10,425	36,009
	Data#3, Ltd.	5,572	17,810
#	David Jones, Ltd.	2,441,858	5,029,306
	Devine, Ltd.	866,936	367,037
*	Dioro Exploration NL	178,367	47,176
	DKN Financial Group, Ltd.	927	390
#	Dominion Mining, Ltd.	438,656	679,923
	Downer EDI, Ltd.	1,176,627	3,821,175
# *	Dragon Mining, Ltd.	1,665,100	27,886
*	Drillsearch Energy, Ltd.	4,394,338	88,861
	DUET Group	2,275,133	3,630,540
#	DWS Advanced Business Solutions, Ltd.	61,895	25,577
# *	Eastern Star Gas, Ltd.	2,840,990	767,199

3

*	Ellex Medical Lasers, Ltd.	278,000	33,644
#	Emeco Holdings, Ltd.	805,114	307,525
#	Energy Developments, Ltd.	630,322	1,049,360
# *	Energy World Corp., Ltd.	4,611,496	1,178,744
*	engin, Ltd.	1,214,591	14,100
*	Entellect Solutions, Ltd.	532,080	1,800
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	558
#	Envestra, Ltd.	3,751,671	1,595,204
	Envirozel, Ltd.	611,875	54,695
*	ERG, Ltd.	2,528,940	11,777
*	Espreon, Ltd.	178,000	45,109
	Euroz, Ltd.	8,038	5,101
*	Extract Resources, Ltd.	10,600	7,145
*	Falcon Minerals, Ltd.	288,000	15,620
	Fantastic Holdings, Ltd.	355,613	468,991
	Felix Resources, Ltd.	131,010	1,042,564
*	Fig Tree Developments, Ltd.	20,365	690
*	First Australian Resources, Ltd.	2,542,976	35,721
	Fleetwood Corp., Ltd.	223,675	927,876
*	FlexiGroup, Ltd.	293,899	62,747
#	Flight Centre, Ltd.	192,954	1,806,165
*	Flinders Mines, Ltd.	3,074,654	120,827
	Forest Enterprises Australia, Ltd.	1,513,062	404,257
*	Forge Group, Ltd.	170,828	34,372
*	Funtastic, Ltd.	250,296	38,490
*	Fusion Resources, Ltd.	7,950	1,421
#	Futuris Corp., Ltd.	3,162,221	2,467,632
*	Gale Pacific, Ltd.	125,851	15,054
	Gazal Corp., Ltd.	104,542	98,999
*	Genetic Technologies, Ltd.	500,183	12,509
# *	Geodynamics, Ltd.	902,956	456,620
# *	Gindalbie Metals, Ltd.	1,817,381	503,357
# *	Giralia Resources NL	625,030	208,722
*	Glengarry Resources, Ltd.	768,955	16,219
*	Globe International, Ltd.	88,283	16,614
*	Golden Gate Petroleum, Ltd.	797,686	138,452
*	Goldsearch, Ltd.	423,975	5,800
	Goodman Fielder, Ltd.	1,734,935	1,925,362
	Gowing Bros., Ltd.	79,311	135,469
# *	Graincorp, Ltd. Series A	242,841	1,131,503
# *	Grange Resources, Ltd.	451,979	156,816
#	GRD, Ltd.	2,129,503	657,195
#	Great Southern, Ltd.	9,302,784	2,234,762
#	GUD Holdings, Ltd.	326,164	1,028,036
#	Gunns, Ltd.	2,004,920	1,594,673
#	GWA International, Ltd.	1,021,379	1,631,120
*	Haoma Mining NL	440,554	17,890
	Hastie Group, Ltd.	515,414	492,780
*	Havilah Resources NL	280,570	72,716
#	Healthscope, Ltd.	1,045,042	3,019,036
	HGL, Ltd.	108,137	98,450
# *	Highlands Pacific, Ltd.	2,651,500	101,532

4

#	Hills Industries, Ltd.	752,110	1,941,101
*	Horizon Oil, Ltd.	3,227,717	337,453
#	Housewares International, Ltd.	598,466	278,521
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	460,846
*	Hyro, Ltd.	248,448	2,964
*	IBA Health Group, Ltd.	2,066,205	895,440
*	ICSGlobal, Ltd.	249,107	24,048
	IDT Australia, Ltd.	82,205	104,386
#	iiNet, Ltd.	500,339	429,235
*	Iluka Resources, Ltd.	1,928,003	4,662,051
#	Imdex, Ltd.	812,684	254,634
*	Imugene, Ltd.	474,785	14,037
*	IMX Resources Mining NL	606,340	120,166
#	Independence Group NL	507,653	472,392
*	Indo Mines, Ltd.	108,199	21,741
# *	Indophil Resources NL	1,738,038	674,890
#	Industrea, Ltd.	2,956,173	398,182
#	Infomedia, Ltd.	1,458,074	355,327
# *	Innamincka Petroleum, Ltd.	799,831	130,895
	Integrated Research, Ltd.	261,513	45,446
*	Intellect Holdings, Ltd.	48,362	1,157
*	Intermoco, Ltd.	1,162,900	4,704
# *	Intrepid Mines, Ltd.	666,867	43,088
#	Invocare, Ltd.	521,022	1,698,874
#	IOOF Holdings, Ltd.	403,357	1,129,785
#	Iress Market Technology, Ltd.	457,135	1,406,844
*	Ixla, Ltd.	89,921	1,374
# *	Jabiru Metals, Ltd.	1,854,281	171,362
#	JB Hi-Fi, Ltd.	446,741	2,622,426
*	Jumbuck Entertainment, Ltd.	7,000	2,512
	K&S Corp., Ltd.	157,781	345,239
# *	Kagara, Ltd.	814,037	283,663
*	Karoon Gas Australia, Ltd.	525,850	754,305
*	Keycorp, Ltd.	45,687	6,092
# *	Kings Minerals NL	1,634,196	123,051
# *	Kingsgate Consolidated, Ltd.	388,020	672,002
	Kresta Holdings, Ltd.	507,262	60,982
*	Lafayette Mining, Ltd.	1,963,956	19,577
*	Lednium, Ltd.	195,019	10,368
	Lemarne Corp., Ltd.	30,790	73,635
*	Leyshon Resources, Ltd.	103,357	7,899
*	Life Therapeutics, Ltd.	393,649	23,625
# *	Linc Energy, Ltd.	597,116	1,169,280
*	Lodestar Minerals, Ltd.	96,976	1,979
	Lycopodium, Ltd.	45,700	85,944
# *	Lynas Corp., Ltd.	2,421,413	511,667
	MAC Services Group, Ltd.	80,743	85,950
#	MacArthur Coal, Ltd.	322,516	1,301,776
#	MacMahon Holdings, Ltd.	2,606,438	1,265,050
#	Macquarie Communications Infrastructure Group	1,615,966	1,737,908
#	Macquarie Media Group, Ltd.	786,064	657,108
*	Macquarie Telecom Group, Ltd.	35,019	18,734

5

*	Mantra Resources, Ltd.	10,296	4,503
*	Maryborough Sugar Factory, Ltd.	2,560	3,413
	MaxiTRANS Industries, Ltd.	851,039	229,652
# *	McGuigan Simeon Wines, Ltd.	3,062,324	1,228,449
	McMillan Shakespeare, Ltd	194,418	277,904
	McPherson’s, Ltd.	303,441	449,683
	Melbourne IT, Ltd.	381,905	546,127
*	Mercury Mobility, Ltd.	232,538	19,808
	Mermaid Marine Australia, Ltd.	666,588	481,301
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,942
*	Metal Storm, Ltd.	650,892	14,319
*	Mikoh Corp., Ltd.	611,820	45,833
#	Mincor Resources NL	946,204	436,054
	Mineral Resources, Ltd.	378,664	626,949
# *	Mirabela Nickel, Ltd.	52,782	55,335
#	Mitchell Communications Group, Ltd.	1,143,213	298,981
# *	Molopo Australia, Ltd.	940,636	405,988
#	Monadelphous Group, Ltd.	367,505	1,967,933
*	Morning Star Gold NL	25,000	2,725
	Mortgage Choice, Ltd.	722,000	428,583
*	Mosaic Oil NL	2,209,067	110,160
*	Mount Gibson Iron, Ltd.	3,114,599	838,270
# *	Murchison United NL	850,000	25,707
	MYOB, Ltd.	1,508,002	1,126,321
	Namoi Cotton Cooperative, Ltd.	196,490	48,445
*	Natasa Mining, Ltd.	3,500	3,751
	National Can Industries, Ltd.	97,017	64,473
	Navitas, Ltd.	1,128,573	1,592,693
	New Hope Corp., Ltd.	2,882,889	6,666,028
# *	Nexus Energy, Ltd.	2,334,624	866,308
# *	Nido Petroleum, Ltd.	4,222,310	448,031
	Nomad Building Solutions, Ltd.	27,658	12,751
*	North Australian Diamonds, Ltd.	3,646,488	21,320
# *	Novogen, Ltd.	391,594	249,841
*	NuSep, Ltd.	17,442	586
*	Nylex, Ltd.	106,037	8,416
#	Oakton, Ltd.	378,695	455,849
*	Orbital Corp., Ltd.	1,013,772	28,787
#	OrotonGroup, Ltd.	79,968	161,883
*	Otto Energy, Ltd.	514,150	74,992
	Over Fifty Group, Ltd.	39,928	21,144
	Pacific Brands, Ltd.	2,641,295	1,771,881
*	Paladin Energy, Ltd.	1,398,252	2,142,210
# *	Pan Pacific Petroleum NL	2,798,114	393,506
# *	PanAust, Ltd.	7,103,292	1,027,694
#	Panoramic Resources, Ltd.	901,883	647,081
#	Paperlinx, Ltd.	3,074,208	2,862,987
*	Payce Consolidated, Ltd.	29,670	50,180
	Peet, Ltd.	974,503	1,236,066
#	Perpetual Trustees Australia, Ltd.	126,142	2,937,413
*	Perseus Mining, Ltd.	43,681	9,669
# *	Pharmaxis, Ltd.	693,919	694,508

6

*	Planet Gas, Ltd.	624,172	12,406
*	Plantcorp NL	4,329	—
	Platinum Asset Mangement, Ltd.	126,939	274,907
# *	Platinum Australia, Ltd.	866,470	335,651
#	PMP, Ltd.	1,925,364	1,237,860
*	Port Bouvard, Ltd.	270,578	31,633
*	Portman, Ltd.	382,760	5,457,083
# *	Poseidon Nickel, Ltd.	670,939	96,058
	PPK Group, Ltd.	99,965	37,361
*	Prana Biotechnology, Ltd.	195,424	47,084
#	Premier Investments, Ltd.	178,427	488,603
	Primary Health Care, Ltd.	970,723	2,971,817
#	Prime Media Group, Ltd.	412,374	502,677
#	Programmed Maintenance Service, Ltd.	425,591	874,303
*	Pure Energy Resources, Ltd.	120,800	112,045
#	Ramsay Health Care, Ltd.	373,766	2,524,745
	Raptis Group, Ltd.	12,000	3,190
#	RCR Tomlinson, Ltd.	1,284,801	726,745
*	Realestate.com.au, Ltd.	28,100	82,761
#	Reckon, Ltd.	141,500	87,132
#	Redflex Holdings, Ltd.	362,795	646,155
#	Reece Australia, Ltd.	239,537	2,782,776
*	Repcol, Ltd.	204,848	1,555
*	Resolute Mining, Ltd.	1,442,710	460,201
*	Resource Generation, Ltd.	336,451	18,070
#	Reverse Corp., Ltd.	236,664	202,509
#	Ridley Corp., Ltd.	1,280,468	661,715
# *	Riversdale Mining, Ltd.	773,004	1,578,281
	Rock Building Society, Ltd.	26,805	49,414
	Ross Human Directions, Ltd.	143,511	19,131
#	Ruralco Holdings, Ltd.	73,456	180,747
#	SAI Global, Ltd.	677,145	1,106,745
*	Salinas Energy, Ltd.	1,097,665	98,992
#	Salmat, Ltd.	764,648	1,582,040
# *	Samson Oil & Gas, Ltd.	846,781	21,449
	Schaffer Corp., Ltd.	33,766	122,008
*	SDI, Ltd.	311,256	48,423
	Sedgman, Ltd.	1,629	1,384
#	Seek, Ltd.	802,182	1,774,164
	Select Harvests, Ltd.	189,238	480,564
*	Senetas Corp., Ltd.	308,010	5,569
	Servcorp, Ltd.	300,722	595,864
#	Service Stream, Ltd.	916,627	534,807
	Seven Network, Ltd.	443,132	1,859,644
*	Shield Mining, Ltd.	72,292	4,168
#	Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702
# *	Silex System, Ltd.	578,159	1,506,140
# *	Sino Gold Mining, Ltd.	970,623	2,235,635
*	Sino Strategic International, Ltd.	130,864	63,020
*	Sipa Resources International NL	250,000	4,085
*	Sirtex Medical, Ltd.	216,786	305,881
#	Skilled Group, Ltd.	430,723	700,922

7

#	SMS Management & Technology, Ltd.	292,441	475,714
#	Spark Infrastructure Group	3,056,075	2,986,371
#	Specialty Fashion Group, Ltd.	807,082	165,473
* #	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,614,858
*	ST Synergy, Ltd.	33,420	1,102
# *	St. Barbara, Ltd.	3,232,274	490,922
*	Starpharma Holdings, Ltd.	497,958	97,332
#	Straits Resources, Ltd.	878,069	765,441
*	Strategic Minerals Corp. NL	358,100	9,790
	Structural Systems, Ltd.	177,188	149,781
	Stuart Petroleum, Ltd.	201,731	87,530
# *	Sundance Resources, Ltd.	5,993,157	381,692
	Sunland Group, Ltd.	852,875	563,889
# *	Sunshine Gas, Ltd.	557,947	1,341,554
	Super Cheap Auto Group, Ltd.	719,047	1,049,738
# *	Swick Mining Services, Ltd.	45,087	17,106
*	Symex Holdings, Ltd.	355,611	110,047
	Talent2 International, Ltd.	474,826	285,267
# *	Tamaya Resources, Ltd.	5,021,812	46,721
*	Tandou, Ltd.	10,230	680
# *	Tap Oil, Ltd.	4,622,004	1,770,543
	Tassal Group, Ltd.	570,055	664,540
	Technology One, Ltd.	1,318,149	686,309
#	Ten Network Holdings, Ltd.	2,173,092	1,976,324
	TFS Corp., Ltd.	852,551	527,212
	Thakral Holdings Group	2,507,697	886,118
#	The Reject Shop, Ltd.	112,300	714,475
*	TNG, Ltd.	721,686	14,876
*	Tooth & Co., Ltd.	153,000	3,050
	Tower Australia Group, Ltd.	1,383,603	1,936,280
*	Tox Free Solutions, Ltd.	308,907	308,968
# *	Transfield Services Infrastructure Fund	578,363	411,418
#	Transfield Services, Ltd.	491,604	1,339,503
#	Transpacific Industries Group, Ltd.	363,760	866,107
	Troy Resources NL	298,451	202,178
	Trust Co., Ltd.	80,260	322,952
*	Unilife Medical Solutions, Ltd.	544,389	83,311
*	Union Resources, Ltd.	1,290,000	4,329
#	United Group, Ltd.	338,003	2,144,813
	UXC, Ltd.	879,848	456,393
*	View Resources, Ltd.	1,283,369	110,872
	Village Roadshow, Ltd.	596,487	547,001
	Washington H. Soul Pattinson & Co., Ltd.	18,651	107,901
	Watpac, Ltd.	503,131	522,665
#	Wattyl, Ltd.	433,037	194,215
#	WDS, Ltd.	252,116	266,926
	Webjet, Ltd.	373,212	248,063
	Webster, Ltd.	158,276	83,853
*	Wedgetail Mining, Ltd.	904,454	19,173
*	Wentworth Holdings, Ltd.	259,666	13,634
#	West Australian Newspapers Holdings, Ltd.	593,823	2,449,666

8

# *	Western Areas NL	679,582	1,836,583
*	White Energy Co., Ltd.	102,747	134,065
#	WHK Group, Ltd.	1,131,787	694,342
#	Wide Bay Australia, Ltd.	59,470	308,467
	Willmott Forests, Ltd.	51,672	29,535
# *	Windimurra Vanadium, Ltd.	537,429	288,840
#	Wotif.com Holdings, Ltd.	235,251	541,939
TOTAL COMMON STOCKS			269,806,715

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	200,165

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Buru Energy, Ltd. Warrants 10/10/10	208,186	3,182
*	Chrome Corp., Ltd. Options 09/30/09	1,600	3
*	Havilah Resources NL Warrants 04/30/10	2,017	67
*	Resolute Mining, Ltd. Rights 11/17/08	491,344	3,265
*	Union Resources, Ltd. Rights 11/12/08	258,000	—
TOTAL RIGHTS/WARRANTS			6,517

TOTAL — AUSTRALIA			270,013,397

HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	327,567
	Aeon Stores Hong Kong Co., Ltd.	234,000	250,455
	Alco Holdings, Ltd.	1,468,000	143,328
	Allan International Holdings	592,000	49,578
	Allied Group, Ltd.	683,200	847,673
#	Allied Properties, Ltd.	10,530,000	1,341,392
*	Amax Entertainment Holdings, Ltd.	1,650,000	25,780
*	APT Satellite Holdings, Ltd.	850,000	68,602
	Arts Optical International Holdings	730,000	141,370
	Asia Commercial Holdings, Ltd.	131,040	7,269
	Asia Financial Holdings, Ltd.	2,546,908	734,036
#	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,072,909
	Asia Standard Hotel	135,050,188	422,096
	Asia Standard International Group, Ltd.	161,825,247	839,085
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Asian Union New Media Group, Ltd.	33,420,000	180,073
*	Associated International Hotels	954,000	1,166,880
	Automated Systems Holdings, Ltd.	340,000	61,864
*	Bal Holdings, Ltd.	48	—
	Beijing Development Hong Kong, Ltd.	37,000	4,163
*	Bossini International Holdings, Ltd.	3,871,500	82,856
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	128,798
# *	Burwill Holdings, Ltd.	7,148,960	132,912
#	C C Land Holdings, Ltd.	1,788,000	324,766
#	Cafe de Coral Holdings, Ltd.	1,330,000	2,089,725

9

*	Capital Estate, Ltd.	28,570,000	89,965
	Capital Strategic Investment, Ltd.	13,882,500	179,731
	CASH Financial Services Group, Ltd.	119,565	15,859
*	Casil Energine International (Holdings), Ltd.	1,988,000	51,933
# *	CATIC International Holdings, Ltd.	5,332,000	76,955
	Celestial Asia Securities Holdings, Ltd.	343,810	39,090
	Century City International Holdings, Ltd.	4,332,600	106,218
	Chevalier International Holdings, Ltd.	733,482	526,061
	Chevalier Pacific Holdings, Ltd.	355,250	41,832
*	China Best Group Holding, Ltd.	22,749,000	71,110
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	34,144
*	China Grand Forestry Green Resources Group, Ltd.	1,622,876	55,769
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	88,994
*	China Infrastructure Investment, Ltd.	6,280,000	123,603
*	China Investments Holdings, Ltd.	210,000	3,665
	China Metal International Holdings, Ltd.	2,844,000	296,032
*	China Motion Telecom International, Ltd.	5,080,000	42,935
	China Motor Bus Co.	74,000	364,675
# *	China Oil & Gas Group, Ltd.	1,573,200	26,513
*	China Properties Investment Holdings, Ltd.	880,000	10,271
*	China Resources Logic, Ltd.	708,600	187,227
*	China Resources Microelectronics, Ltd.	12,754,800	111,343
*	China Sciences Conservational Power, Ltd.	210,400	1,846
# *	China Seven Star Shopping, Ltd.	12,410,000	53,827
*	China Star Investment Holdings, Ltd.	568,000	25,743
*	China Strategic Holdings, Ltd.	1,670,000	25,072
*	China Wireless Technologies, Ltd.	5,152,000	90,780
*	China Zenith Chemical Group, Ltd.	8,037,500	163,893
	China Zirconium, Ltd.	116,400	45,519
*	Chinese People Holdings Co., Ltd.	8,960,000	115,509
	Chinney Investments, Ltd.	1,144,000	71,376
#	Chong Hing Bank, Ltd.	1,070,000	1,344,426
	Chow Sang Sang Holdings	1,447,680	645,296
#	Chu Kong Shipping Development	1,584,000	142,629
	Chuang’s Consortium International, Ltd.	3,558,930	95,396
#	Chun Wo Development Holdings, Ltd.	2,002,926	64,980
	Chung Tai Printing Holdings, Ltd.	14,710,000	87,237
	City e-Solutions, Ltd.	186,000	12,911
	City Telecom, Ltd.	1,470,497	148,075
# *	Clear Media, Ltd.	1,135,000	205,229
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	162,375
# *	Coastal Greenland, Ltd.	6,588,000	171,702
#	COL Capital, Ltd.	2,749,840	266,340
*	Compass Pacific Holdings, Ltd.	1,248,000	11,788
	Computer & Technologies Holdings, Ltd.	432,000	33,127
	Continental Holdings, Ltd.	98,825	8,633
	Convenience Retail Asia, Ltd.	64,000	17,750
#	Coslight Technology International Group, Ltd.	1,134,000	501,345
	Cosmos Machinery Enterprises, Ltd.	1,616,400	54,438
#	Cross-Harbour Holdings, Ltd.	591,520	445,746

10

	Dah Sing Banking Group, Ltd.	374,400	208,702
	Dah Sing Financial Holdings, Ltd.	84,000	203,776
	Daisho Microline Holdings, Ltd.	1,236,000	49,835
*	Dan Form Holdings Co., Ltd.	2,866,600	111,661
#	Daphne International Holdings, Ltd.	4,442,000	893,890
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	157,676
*	Dragon Hill Wuling Automobile	112,500	10,402
*	Dynamic Global Holdings, Ltd.	3,522,000	38,033
	Dynamic Holdings, Ltd.	384,000	41,966
	Eagle Nice (International) Holdings, Ltd.	238,000	19,174
	EcoGreen Fine Chemical Group	1,112,000	120,538
*	Eforce Holdings, Ltd.	3,480,000	39,515
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	22,446
	Emperor Capital Group, Ltd.	749,672	14,466
	Emperor Entertainment Hotel, Ltd.	2,410,000	98,439
	Emperor International Holdings, Ltd.	4,076,360	341,687
*	Enerchina Holdings, Ltd.	3,068,800	36,854
*	ENM Holdings, Ltd.	27,408,000	396,191
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	238,552
#	Far East Consortium	4,305,517	475,045
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	13,071
	Far East Technology International, Ltd.	179,520	6,718
	First Natural Foods Holdings, Ltd.	2,365,000	138,497
	Four Seas Food Investment Holdings, Ltd.	202,184	21,017
	Four Seas Mercantile Holdings, Ltd.	592,000	221,521
*	Frasers Property China, Ltd.	16,477,000	175,041
#	Fubon Bank Hong Kong, Ltd.	2,290,000	466,155
*	Fujian Holdings, Ltd.	117,800	2,932
	Fujikon Industrial Holdings, Ltd.	912,000	109,651
*	Fushan International Energy Group, Ltd.	1,554,000	289,877
*	Galaxy Entertainment Group, Ltd.	1,250,000	92,306
#	Get Nice Holdings, Ltd.	21,508,000	536,097
#	Giordano International, Ltd.	4,232,000	758,870
*	Global Tech (Holdings), Ltd.	5,612,000	12,564
	Glorious Sun Enterprises, Ltd.	2,700,000	601,884
	Gold Peak Industries (Holdings), Ltd.	3,080,250	199,290
	Golden Resources Development International, Ltd.	2,848,500	79,726
	Goldlion Holdings, Ltd.	2,343,000	259,765
	Golik Holdings, Ltd.	930,500	22,967
*	GR Vietnam Holdings, Ltd.	620,000	3,139
#	Grande Holdings, Ltd.	882,000	108,240
*	Group Sense (International), Ltd.	2,448,000	37,955
	Guangnan Holdings, Ltd.	1,779,600	137,656
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	191,068
	Harbour Centre Development, Ltd.	593,000	454,636
# *	Heng Tai Consumables Group, Ltd.	3,173,000	160,014
	High Fashion International, Ltd.	268,000	57,980
	HKR International, Ltd.	3,637,536	892,606

11

*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong Catering Management, Ltd.	542,796	33,891
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	434,292
	Hongkong Chinese, Ltd.	4,482,000	336,588
	Hop Fung Group Holdings, Ltd.	888,000	51,541
*	Hop Hing Group Holdings, Ltd.	660,265	40,145
	Hsin Chong Construction Group, Ltd.	1,569,658	105,646
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	183,407
	Huafeng Group Holdings, Ltd.	13,541,325	206,970
	Hutchison Harbour Ring, Ltd.	16,156,000	1,030,570
*	HyComm Wireless, Ltd.	941,800	3,210
#	I.T., Ltd.	2,734,000	126,562
*	IDT International, Ltd.	6,240,183	91,819
#	Integrated Distribution Services Group, Ltd.	759,000	645,521
	IPE Group, Ltd.	1,740,000	75,160
	ITC Corp., Ltd.	3,574,585	27,097
*	ITC Properties Group, Ltd.	97,143,680	501,383
	Jiuzhou Development Co., Ltd.	2,632,000	102,765
	Joyce Boutique Holdings, Ltd.	1,530,000	21,261
*	Junefield Department Store Group, Ltd.	256,000	3,357
#	K Wah International Holdings, Ltd.	5,677,405	692,503
*	Kai Yuan Holdings, Ltd.	3,640,000	49,619
	Kantone Holdings, Ltd.	8,206,742	171,236
*	Karl Thomson Holdings, Ltd.	1,238,000	56,976
	Karrie International Holdings, Ltd.	1,433,600	55,491
	Keck Seng Investments	924,600	220,498
	Kee Shing Holdings	886,000	56,786
	Kin Yat Holdings, Ltd.	586,000	61,969
	King Fook Holdings	1,000,000	43,598
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
	Kingdee International Software Group Co., Ltd.	36,000	5,405
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,404
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
*	KPI Co., Ltd.	396,000	11,723
*	KTP Holdings, Ltd.	560,400	34,907
	Kwoon Chung Bus Holdings, Ltd.	556,000	58,971
	Lai Fung Holdings, Ltd.	18,003,000	133,247
*	Lai Sun Development Co., Ltd.	119,492,800	538,547
	Lam Soon Hong Kong, Ltd.	302,310	118,130
	Le Saunda Holdings, Ltd.	1,424,000	94,341
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	139,767
	Lerado Group Holding Co.	1,602,000	87,616
	Lippo, Ltd.	1,433,700	488,214
#	Liu Chong Hing Investment, Ltd.	829,200	318,091
	Luen Thai Holdings, Ltd.	1,345,000	80,193
	Luk Fook Holdings (International), Ltd.	1,192,000	280,944
#	Luks Industrial Group, Ltd.	302,913	69,565
*	Lung Cheong International Holdings, Ltd.	2,426,000	21,605
#	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	512,684
# *	Macau Success, Ltd.	5,560,000	218,211
	MACRO-LINK International Holdings, Ltd.	1,036,250	45,448

12

	Magnificent Estates, Ltd.	12,744,000	136,128
	Mainland Headwear Holdings, Ltd.	765,600	83,026
	Man Yue International Holdings, Ltd.	1,084,000	80,514
	Matrix Holdings, Ltd.	1,067,414	50,053
*	Matsunichi Communications Holdings, Ltd.	1,876,000	878,864
*	Mei Ah Entertainment Group, Ltd.	1,732,000	43,969
	Melbourne Enterprises	45,500	256,752
*	Midas International Holdings, Ltd.	4,776,000	51,469
#	Midland Holdings, Ltd.	2,458,000	1,023,062
#	Min Xin Holdings	1,137,200	188,399
# *	Ming An Holdings Co., Ltd.	500,000	34,110
# *	Minmetals Holdings, Ltd.	1,780,000	88,161
	Miramar Hotel & Investment	772,000	479,101
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	137,239
# *	Nan Hai Corp., Ltd.	129,572,743	663,803
	Nanyang Holdings	137,500	149,353
	National Electronics Holdings	2,156,000	85,156
	Natural Beauty Bio-Technology, Ltd.	4,980,000	681,476
*	New Century Group Hong Kong, Ltd.	13,351,464	163,662
	New Island Printing Holdings	176,000	6,245
	New World China Land, Ltd.	1,673,200	286,544
*	New World Mobile Holdings, Ltd.	22,140	7,682
#	Next Media, Ltd.	6,106,000	1,039,331
	Norstar Founders Group, Ltd.	3,256,000	391,808
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Press Group	6,124,000	544,174
	Oriental Watch Holdings	610,000	74,814
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,466,820
	Paliburg Holdings, Ltd.	2,348,830	166,690
*	Paradise Entertainment, Ltd.	3,969,000	10,871
	Paul Y Engineering Group, Ltd.	73,488	4,390
#	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,820
	Pico Far East Holdings, Ltd.	3,864,000	248,350
*	Playmates Toys, Ltd.	504,700	2,674
*	PME Group, Ltd.	950,000	9,416
	Pokfulam Development Co., Ltd.	234,000	111,521
*	Pokphand (C.P.) Co., Ltd.	5,970,000	116,462
*	Polyard Petroleum International	1,170,000	4,189
#	Ports Design, Ltd.	692,500	805,090
*	Premium Land, Ltd.	990,000	51,096
	Proview International Holdings, Ltd.	11,635,322	205,772
#	Public Financial Holdings, Ltd.	2,412,000	875,936
*	Pyxis Group, Ltd.	1,936,000	53,708
	Qin Jia Yuan Media Services Co., Ltd.	1,022,392	208,436
*	QPL International Holdings, Ltd.	2,009,000	54,437
	Quality Healthcare Asia, Ltd.	478,995	143,017
	Raymond Industrial, Ltd.	1,547,400	100,909
#	Regal Hotels International Holdings, Ltd.	2,891,800	537,312
	Rivera Holdings, Ltd.	5,710,000	118,875
#	Road King Infrastructure, Ltd.	1,718,000	499,581
	Roadshow Holdings, Ltd.	1,456,000	85,542

13

	S.A.S. Dragon Holdings, Ltd.	1,456,000	84,467
	Sa Sa International Holdings, Ltd.	2,768,000	422,758
	Safety Godown Co., Ltd.	408,000	180,870
	Samson Paper Holdings, Ltd.	666,000	34,696
*	San Miguel Brewery	612,800	83,201
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	473,152
*	SEEC Media Group, Ltd.	2,550,000	84,295
*	Shanghai Zenghai Property, Ltd.	14,702,000	177,874
	Shaw Brothers Hong Kong, Ltd.	741,000	804,640
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	291,290
#	Shenyin Wanguo, Ltd.	1,212,500	384,531
	Shougang Concord Century Holdings, Ltd.	3,916,000	135,939
*	Shougang Concord Grand Group, Ltd.	2,451,000	76,477
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	94,910
#	Shui On Construction & Materials, Ltd.	720,000	480,229
*	Shun Ho Resources Holdings, Ltd.	483,000	53,896
*	Shun Ho Technology Holdings, Ltd.	1,037,452	54,478
	Shun Tak Holdings, Ltd.	1,512,000	301,360
#	Silver Grant International	5,033,000	337,971
*	Sincere Co., Ltd.	505,500	10,597
	Sing Tao News Corp., Ltd.	1,842,000	83,376
	Sino Biopharmaceutical, Ltd.	5,880,000	611,109
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	293,426
*	Skyfame Realty Holdings, Ltd.	2,737,750	118,343
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	1,005,375
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,885
	South China (China), Ltd.	5,620,000	213,194
	South China Financial Holdings, Ltd.	4,872,000	20,986
	Southeast Asia Properties & Finance, Ltd.	263,538	64,609
	Starlight International Holdings	1,903,792	37,195
	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	78,879
	Sun Hung Kai & Co., Ltd.	320,000	136,056
	Sunway International Holdings, Ltd.	866,000	13,898
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	48,763
	Synergis Holdings, Ltd.	350,033	68,651
# *	Tack Fat Group	4,448,000	229,573
	Tai Cheung Holdings	1,799,000	509,282
	Tai Fook Securities Group, Ltd.	1,924,494	238,248
	Tai Sang Land Development, Ltd.	576,984	163,011
# *	Tak Shun Technology Group, Ltd.	24,016,000	72,816
	Tak Sing Alliance Holdings	2,909,865	146,616
	Tan Chong International, Ltd.	1,212,000	195,483
*	TCC International Holdings, Ltd.	1,691,789	209,284
*	Technology Venture Holdings, Ltd.	586,000	4,547
#	Techtronic Industries Co., Ltd.	4,175,500	1,581,536
*	Termbray Industries International	2,304,900	271,906
	Tern Properties	61,200	26,059
	Texhong Textile Group, Ltd.	1,930,000	91,830

14

	Texwinca Holdings, Ltd.	2,438,000	1,139,389
*	The Sun’s Group, Ltd.	25,506	2,745
#	Tian An China Investments	3,975,430	1,095,776
	Tian Teck Land	1,076,000	559,795
*	Tomorrow International Holdings, Ltd.	1,296,420	14,819
	Tongda Group Holdings, Ltd.	8,210,000	65,935
#	Top Form International, Ltd.	2,760,000	76,311
*	Topsearch International (Holdings), Ltd.	3,860,000	100,070
	Tristate Holdings, Ltd.	188,000	24,864
	Truly International Holdings	1,074,000	467,074
	Tungtex (Holdings) Co., Ltd.	910,000	131,249
	Tysan Holdings, Ltd.	1,040,773	47,569
*	United Power Investment, Ltd.	5,696,000	80,023
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	171,223
	Van Shung Chong Holdings, Ltd.	2,245,335	55,345
#	Varitronix International, Ltd.	1,093,293	232,964
	Vedan International (Holdings), Ltd.	3,144,000	94,372
	Veeko International Holdings, Ltd.	1,532,981	16,932
#	Victory City International Holdings	1,839,457	235,211
*	Vital Biotech Holdings, Ltd.	470,000	12,803
#	Vitasoy International Holdings, Ltd.	2,747,000	998,510
*	Vongroup, Ltd.	10,865,000	131,353
	Vtech Holdings, Ltd.	262,000	975,873
	Wah Ha Realty Co., Ltd.	278,600	62,909
	Wai Kee Holdings, Ltd.	8,218,738	522,433
	Wang On Group, Ltd.	38,896,460	123,508
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Welling Holdings, Ltd.	12,708,000	186,950
*	Winfoong International, Ltd.	1,210,000	13,304
	Wing On Co. International, Ltd.	785,000	816,738
	Wing Shan International	896,000	33,701
	Wong’s International (Holdings), Ltd.	737,641	36,839
	Wong’s Kong King International (Holdings), Ltd.	120,000	10,965
#	Xinyi Glass Holding Co., Ltd.	622,000	178,748
*	Xpress Group, Ltd.	3,464,000	25,790
	Y. T. Realty Group, Ltd.	965,000	171,119
	Yangtzekiang Garment, Ltd.	607,500	93,324
	Yau Lee Holdings, Ltd.	534,000	36,708
	YGM Trading	284,000	123,032
	Yip’s Chemical Holdings, Ltd.	1,176,000	294,591
*	Yueshou Environmental Holdings, Ltd.	510,800	6,084
	Yugang International, Ltd.	123,976,000	545,243
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,919
TOTAL COMMON STOCKS			72,911,065

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	—
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,520

15

*	COL Capital, Ltd. Warrants 07/27/09	110,648	186
*	Hanny Holdings, Ltd. Rights 11/14/08	29,760,000	7,680
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,522
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	12,247
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,928
*	Samson Paper Holdings, Ltd. Rights 11/12/08	222,000	—
*	South China (China), Ltd. Rights 09/06/10	1,124,000	14,503
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			47,393

TOTAL — HONG KONG			72,958,458

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,633
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,633

NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
	Abano Healthcare Group, Ltd.	31,300	80,423
*	AFFCO Holdings, Ltd.	1,806,887	490,342
	Air New Zealand, Ltd.	1,010,657	540,354
	Cavalier Corp., Ltd.	283,674	396,358
	CDL Investments New Zealand, Ltd.	395,965	61,762
	Colonial Motor Co., Ltd.	126,795	209,476
	Ebos Group, Ltd.	158,421	395,795
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	1,171,768
#	Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699
#	Freightways, Ltd.	630,032	1,086,017
#	Hallenstein Glassons Holdings, Ltd.	241,638	339,031
	Hellaby Holdings, Ltd.	232,243	238,628
	Horizon Energy Distribution, Ltd.	40,420	77,252
	Infratil, Ltd.	1,740,707	1,953,504
#	Mainfreight, Ltd.	462,988	1,410,612
	Methven, Ltd.	10,000	8,626
	Michael Hill International, Ltd.	1,534,152	610,249
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	422,364
	New Zealand Exchange, Ltd.	57,282	201,962
	New Zealand Oil & Gas, Ltd.	1,238,439	926,129
	New Zealand Refining Co., Ltd.	488,880	1,722,108
	Northland Port Corp. (New Zealand), Ltd.	219,997	359,530
	Nuplex Industries, Ltd.	452,063	1,389,067
	Port of Tauranga, Ltd.	566,944	2,183,706
*	ProvencoCadmus, Ltd.	524,201	42,480
#	Pumpkin Patch, Ltd.	606,913	360,299
	Pyne Gould Guinness, Ltd.	1,020,032	1,012,225

16

	Restaurant Brand New Zealand, Ltd.	369,175	130,647
*	Richina Pacific, Ltd.	309,644	36,431
*	Rubicon, Ltd.	974,601	464,014
#	Ryman Healthcare, Ltd.	2,353,608	2,136,229
	Sanford, Ltd.	409,164	1,328,339
	Scott Technology, Ltd.	60,843	42,902
*	Seafresh Fisheries, Ltd.	80,520	1,313
	Skellerup Holdings, Ltd.	170,441	81,939
#	Sky City Entertainment Group, Ltd.	1,929,556	3,724,524
	South Port New Zealand, Ltd.	30,744	32,767
#	Steel & Tube Holdings, Ltd.	404,138	704,084
	Taylors Group, Ltd.	29,646	21,043
*	Tenon, Ltd.	19,132	6,688
#	Tourism Holdings, Ltd.	402,452	216,497
	Tower, Ltd.	530,655	472,904
	Trustpower, Ltd.	3,300	14,281
	Vector, Ltd.	292,383	352,197
	Warehouse Group, Ltd.	349,823	816,047

TOTAL — NEW ZEALAND			32,635,612

SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
*	Addvalue Technologies, Ltd.	1,043,000	56,264
	Advanced Holdings, Ltd.	691,000	47,815
	Apollo Enterprises, Ltd.	302,000	133,201
	Aqua-Terra Supply Co., Ltd.	641,000	42,285
#	Armstrong Industrial Corp., Ltd.	1,460,000	114,611
*	ASA Group Holdings, Ltd.	336,000	7,996
#	Asia Environment Holdings, Ltd.	528,793	31,388
*	Asia-Pacific Strategic Investments, Ltd.	1,410	239
	ASL Marine Holdings, Ltd.	497,000	136,893
	A-Sonic Aerospace, Ltd.	626,996	15,465
	Aussino Group, Ltd.	967,000	91,288
*	Ban Joo - Company, Ltd.	928,000	19,604
	Best World International, Ltd.	307,500	45,114
#	Beyonics Technology, Ltd.	9,328,300	642,858
	Bonvests Holdings, Ltd.	990,000	313,032
	BRC Asia, Ltd.	794,000	51,894
	Broadway Industrial Group, Ltd.	461,000	158,136
	Brothers (Holdings), Ltd.	504,628	39,826
#	Bukit Sembawang Estates, Ltd.	341,003	924,450
	CEI Contract Manufacturing, Ltd.	432,000	28,263
	Cerebos Pacific, Ltd.	528,000	900,503
#	CH Offshore, Ltd.	1,568,200	235,279
	Chemical Industries (Far East), Ltd.	105,910	32,851
	China Dairy Group, Ltd.	1,502,000	79,150
	China Merchants Holdings Pacific, Ltd.	809,000	227,133
	Chip Eng Seng Corp., Ltd.	1,775,000	173,118
	Chosen Holdings, Ltd.	1,284,000	105,431
	Chuan Hup Holdings, Ltd.	4,385,000	671,159
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,070

17

*	Compact Metal Industries, Ltd.	643,000	5,455
#	Creative Technology Co., Ltd.	257,350	528,191
	CSC Holdings, Ltd.	1,829,000	102,549
#	CSE Global, Ltd.	1,854,000	833,785
	CWT, Ltd.	1,384,500	334,612
#	Delong Holdings, Ltd.	1,287,000	773,801
*	Digiland International, Ltd.	11,763,000	39,687
*	Eagle Brand Holdings, Ltd.	14,387,000	193,836
*	Eastern Asia Technology, Ltd.	1,205,000	20,145
*	Ellipsiz, Ltd.	123,000	3,008
	Eng Wah Organization, Ltd.	265,000	128,149
	Engro Corp., Ltd.	354,000	135,533
*	Enviro-Hub Holdings, Ltd.	1,445,666	118,522
	Eu Yan Sang International, Ltd.	182,000	39,998
*	Eucon Holdings, Ltd.	3,096,000	54,279
#	F.J. Benjamin Holdings, Ltd.	1,095,000	123,710
#	Federal International (2000), Ltd.	657,000	61,843
*	Firstlink Investments Corp., Ltd.	1,951,000	31,893
*	Fischer Tech, Ltd.	244,000	10,695
	Food Empire Holdings, Ltd.	1,094,400	235,368
#	Freight Links Express Holdings, Ltd.	3,893,000	108,743
*	Fu Yu Corp., Ltd.	3,993,750	193,537
	GK Goh Holdings, Ltd.	1,463,000	543,040
#	Goodpack, Ltd.	1,559,000	1,303,038
	GP Batteries International, Ltd.	395,000	137,845
	GP Industries, Ltd.	3,054,209	434,284
	Grand Banks Yachts, Ltd.	250,000	134,955
#	Guocoland, Ltd.	495,500	367,973
	Hersing Corp., Ltd.	1,285,000	174,278
#	Hi-P International, Ltd.	1,973,000	459,623
	Ho Bee Investment, Ltd.	541,000	129,145
#	Hong Fok Corp., Ltd.	7,081,700	1,015,563
#	Hong Leong Asia, Ltd.	868,000	351,706
	Hotel Grand Central, Ltd.	1,060,514	346,377
	Hotel Plaza, Ltd.	1,687,500	1,507,246
#	Hotel Properties, Ltd.	1,679,600	1,104,930
	Hour Glass, Ltd.	622,744	196,112
# *	HTL International Holdings, Ltd.	1,691,843	115,268
#	Huan Hsin Holdings, Ltd.	1,138,400	207,253
	HupSteel, Ltd.	1,687,875	181,550
	Hwa Hong Corp., Ltd.	2,436,000	569,796
#	Hyflux, Ltd.	1,045,000	1,121,302
	IDT Holdings, Ltd.	693,000	90,966
	IFS Capital, Ltd.	348,000	94,009
*	Informatics Education, Ltd.	1,339,000	18,695
#	InnoTek, Ltd.	931,000	177,233
*	Innovalues, Ltd.	630,000	44,515
	Intraco, Ltd.	608,500	103,567
	IPC Corp., Ltd.	1,512,000	57,948
	Isetan (Singapore), Ltd.	122,500	224,527
	Jadason Enterprises, Ltd.	1,108,000	34,771
*	Jasper Investments, Ltd.	90,680	11,051

18

#	Jaya Holdings, Ltd.	2,265,000	845,616
*	JK Yaming International Holdings, Ltd.	907,000	229,349
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	131,761
	K1 Ventures, Ltd.	5,227,500	705,723
	Keppel Land, Ltd.	438,000	563,051
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,152,514
	Khong Guan Flour Milling, Ltd.	38,000	21,549
	Kian Ann Engineering, Ltd.	1,302,000	110,380
	Kian Ho Bearings, Ltd.	781,500	65,872
#	Kim Eng Holdings, Ltd.	1,158,620	753,854
	Koh Brothers Group, Ltd.	1,494,000	98,295
*	L & M Group Investments, Ltd.	7,107,100	23,962
#	Lafe Corp., Ltd.	1,234,800	31,679
*	LanTroVision (S), Ltd.	5,028,750	69,279
	LC Development, Ltd.	2,041,254	119,894
	Lee Kim Tah Holdings, Ltd.	1,600,000	349,274
	Lion Asiapac, Ltd.	473,000	35,435
	Low Keng Huat Singapore, Ltd.	2,232,000	194,757
	Lum Chang Holdings, Ltd.	1,134,030	115,915
# *	Manhattan Resources, Ltd.	668,000	165,454
	Manufacturing Integration Technology, Ltd.	588,000	30,493
*	MDR, Ltd.	2,040,000	13,862
# *	Mediaring.Com, Ltd.	4,262,500	160,735
	Memtech International, Ltd.	1,322,000	75,951
	Metro Holdings, Ltd.	1,994,960	536,276
*	Mirach Energy, Ltd.	460,000	11,198
#	Miyoshi Precision, Ltd.	553,500	24,729
#	MobileOne, Ltd.	1,983,000	1,765,358
	Multi-Chem, Ltd.	1,263,000	59,616
#	Nera Telecommunications, Ltd.	1,272,000	173,023
	New Toyo International Holdings, Ltd.	1,043,000	110,223
	NSL, Ltd.	414,000	256,738
	Orchard Parade Holdings, Ltd.	956,022	375,815
	Ossia International, Ltd.	750,554	69,502
	Pan-United Corp., Ltd.	2,060,000	470,885
#	Parkway Holdings, Ltd.	1,151,133	1,234,213
	PCI, Ltd.	734,000	96,353
	Penguin International, Ltd.	320,000	15,207
	Pertama Holdings, Ltd.	459,750	70,528
#	Petra Foods, Ltd.	881,000	306,270
	Popular Holdings, Ltd.	1,813,000	148,768
	PSC Corp., Ltd.	1,973,419	211,723
	QAF, Ltd.	881,000	114,486
*	Qian Hu Corp., Ltd.	674,600	41,676
#	Raffles Education Corp., Ltd.	3,990,000	1,540,846
	Rotary Engineering, Ltd.	1,703,600	288,542
	San Teh, Ltd.	838,406	157,161
#	SBS Transit, Ltd.	962,500	1,056,869
	Seksun Corp., Ltd.	280,000	7,683
#	Sim Lian Group, Ltd.	1,380,000	244,828
	Sing Holdings, Ltd.	36,666	4,667
	Sing Investments & Finance, Ltd.	198,450	123,069

19

#	Singapore Food Industries, Ltd.	1,671,000	1,002,774
	Singapore Land, Ltd.	154,000	349,827
#	Singapore Post, Ltd.	6,289,900	3,016,431
	Singapore Reinsurance Corp., Ltd	1,864,530	218,789
	Singapore Shipping Corp., Ltd.	1,765,000	229,577
	Singapura Finance, Ltd.	174,062	139,886
	Sinwa, Ltd.	259,000	13,354
	SMB United, Ltd.	2,010,000	151,766
	SMRT Corp., Ltd.	446,000	469,782
#	SP Chemicals, Ltd.	1,219,500	565,106
*	SP Corp., Ltd.	454,000	6,888
	SSH Corp., Ltd.	1,307,000	94,766
#	Stamford Land Corp., Ltd.	2,946,000	517,482
	Straco Corp., Ltd.	130,000	5,698
*	Straits Asia Resources, Ltd.	342,000	227,851
	Sunningdale Tech, Ltd.	12,125,000	554,557
	Sunright, Ltd.	378,000	33,136
	Superbowl Holdings, Ltd.	980,000	66,497
	Superior Multi-Packaging, Ltd.	490,500	24,806
#	Tat Hong Holdings, Ltd.	1,169,000	345,026
*	Thakral Corp., Ltd.	6,028,000	102,936
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	168,559
	Trek 2000 International, Ltd.	1,004,000	80,230
	TT International, Ltd.	2,742,480	110,371
	UMS Holdings, Ltd.	941,000	68,271
	United Engineers, Ltd.	829,666	688,317
	United Envirotech, Ltd.	352,000	25,698
	United Overseas Insurance, Ltd.	188,250	265,954
	United Pulp & Paper Co., Ltd.	708,000	67,946
#	UOB-Kay Hian Holdings, Ltd.	1,585,000	984,123
	UOL Group, Ltd.	514,000	672,840
	Venture Corp., Ltd.	264,000	964,752
	Vicom, Ltd.	120,000	113,507
#	WBL Corp., Ltd.	600,000	1,107,512
	Wheelock Properties, Ltd.	1,207,000	683,042
#	Xpress Holdings, Ltd.	3,079,000	106,067
#	Yellow Pages (Singapore), Ltd.	299,000	44,186
	YHI International, Ltd.	1,174,000	112,505
	Yoma Strategic Holdings, Ltd.	132,000	6,231
# *	Yongnam Holdings, Ltd.	1,970,000	81,982
*	Zhongguo Jilong, Ltd.	249,876	7,452
TOTAL COMMON STOCKS			50,740,607

RIGHTS/WARRANTS — (0.0%)
# *	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,040
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	7,225
TOTAL RIGHTS/WARRANTS			10,265

TOTAL — SINGAPORE			50,750,872

20

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	139,002,499	139,002,499

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020

TOTAL SECURITIES LENDING COLLATERAL			141,408,519

TOTAL INVESTMENTS - (100.0%) (Cost $841,787,919)			$578,758,491

See accompanying Notes to Financial Statements.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
	4imprint Group P.L.C.	96,735	$182,170
	Aegis Group P.L.C.	3,196,153	3,368,396
	Aga Rangemaster Group P.L.C.	288,143	395,768
	Arena Leisure P.L.C.	1,372,024	573,501
	Bellway P.L.C.	406,536	3,541,647
	Blacks Leisure Group P.L.C.	181,058	86,807
	Bloomsbury Publishing P.L.C.	281,545	727,511
#	Bovis Homes Group P.L.C.	474,842	2,595,571
	BPP Holdings P.L.C.	216,656	1,183,514
	Burberry Group P.L.C.	93,303	415,252
	Caffyns P.L.C.	6,000	39,107
	Carpetright P.L.C.	167,232	1,229,357
	Centaur Media P.L.C.	617,725	510,213
	Chime Communications P.L.C.	211,086	241,323
*	Chrysalis Group P.L.C.	107,232	130,181
	Churchill China P.L.C.	30,000	102,762
	Clinton Cards P.L.C.	740,506	184,979
	Cosalt P.L.C.	82,921	226,488
	Daily Mail & General Trust P.L.C. Series A	395,924	1,864,385
	Dawson Holdings P.L.C.	253,045	206,021
#	Debenhams P.L.C.	1,394,313	858,765
	Dignity P.L.C.	255,526	2,451,366
#	DSG International P.L.C.	5,329,324	2,774,408
	Dunelm Group P.L.C.	17,747	41,529
	Euromoney Institutional Investor P.L.C.	346,866	1,491,483
	Findel P.L.C.	377,636	373,954
*	Forminster P.L.C.	43,333	2,615
#	French Connection Group P.L.C.	373,475	299,746
	Fuller Smith & Turner P.L.C.	129,026	637,639
	Future P.L.C.	1,324,863	278,181
	Game Group P.L.C.	1,441,697	3,024,190
# *	Games Workshop Group P.L.C.	101,889	441,395
	Greene King P.L.C.	423,929	2,189,229
	Halfords Group P.L.C.	913,032	3,258,134
	Haynes Publishing Group P.L.C.	14,703	35,493
	Headlam Group P.L.C.	330,383	1,139,745
	Henry Boot P.L.C.	426,786	410,457
#	HMV Group P.L.C.	1,627,244	2,606,506
	Holidaybreak P.L.C.	205,158	587,254
#	Hornby P.L.C.	154,220	278,385
	Huntsworth P.L.C.	795,153	444,453
*	Impellam Group P.L.C.	35,258	14,729
	Inchcape P.L.C.	776,534	990,132
	Informa P.L.C.	133,331	451,721

1

	ITV P.L.C.	913,600	441,236
	J.D. Wetherspoon P.L.C.	552,111	2,297,135
	JD Sports Fashion P.L.C.	122,850	499,648
	JJB Sports P.L.C.	922,465	439,919
	John Menzies P.L.C.	244,534	668,015
	Kesa Electricals P.L.C.	2,031,662	2,608,916
	Ladbrokes P.L.C.	234,568	597,776
	Laura Ashley Holdings P.L.C.	2,806,720	671,568
	Lookers P.L.C.	689,354	365,157
#	Luminar Group Holdings P.L.C.	260,932	647,142
	Manganese Bronze Holdings P.L.C.	68,818	170,366
	Millennium and Copthorne Hotels P.L.C.	572,461	1,951,148
	Mothercare P.L.C.	324,479	1,590,934
	N Brown Group P.L.C.	974,614	3,463,836
*	Pace P.L.C.	747,903	451,419
	Pendragon P.L.C.	2,285,154	187,317
	Persimmon P.L.C.	133,647	647,014
	Pinewood Shepperton P.L.C.	182,105	413,380
*	Rank Group P.L.C.	814,828	749,249
#	Redrow P.L.C.	626,857	2,096,555
	Restaurant Group P.L.C.	732,507	1,485,899
#	Rightmove P.L.C.	236,332	736,957
	Smiths News P.L.C.	674,129	617,851
*	Sportech P.L.C.	329,794	266,450
	Sports Direct International P.L.C.	383,193	270,250
	St Ives Group P.L.C.	436,379	614,487
	St. Jame’s Place P.L.C.	666,185	1,992,247
*	Stylo P.L.C.	64,096	19,599
	Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955
	Ted Baker P.L.C.	161,948	854,368
	The Berkeley Group Holdings P.L.C.	300,929	3,623,265
	The Vitec Group P.L.C.	160,303	452,712
	Topps Tiles P.L.C.	761,166	402,096
	United Business Media P.L.C.	818,599	5,326,802
	UTV Media P.L.C.	217,432	293,162
	Wagon P.L.C.	237,979	7,392
#	WH Smith P.LC.	588,205	3,536,482
	William Hill P.L.C.	1,129,837	3,473,901
	Wilmington Group P.L.C.	346,234	805,057
	Yell Group P.L.C.	621,493	616,808
Total Consumer Discretionary			96,118,932

Consumer Staples — (4.0%)
	Anglo-Eastern Plantations P.L.C.	108,333	416,493
	Barr (A.G.) P.L.C.	64,286	1,154,166
	Britvic P.L.C.	567,955	2,086,221
	Cranswick P.L.C.	174,592	1,782,840
	Dairy Crest Group P.L.C.	520,119	2,598,633
	Devro P.L.C.	605,749	704,189
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,281,307
	Marston’s P.L.C.	1,192,685	1,824,866
	Mcbride P.L.C.	935,102	1,895,332
	Northern Foods P.L.C.	2,038,052	1,594,388
	Premier Foods P.L.C.	2,185,269	968,960

2

	PZ Cussons P.L.C.	1,440,399	2,907,481
	R.E.A. Holdings P.L.C.	49,233	214,083
	Robert Wiseman Dairies P.L.C.	276,160	1,718,944
	Thorntons P.L.C.	313,060	526,073
# *	Uniq P.L.C.	463,373	208,762
Total Consumer Staples			22,882,738

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	740,893
*	Dana Petroleum P.L.C.	326,327	5,249,797
*	Emerald Energy P.L.C.	214,462	1,122,865
*	Fortune Oil P.L.C.	5,889,851	620,475
*	Hardy Oil & Gas P.L.C.	46,779	145,182
	Hunting P.L.C.	477,489	3,306,370
# *	Imperial Energy Corp. P.L.C.	289,203	3,957,481
	James Fisher & Sons P.L.C.	189,802	1,037,565
	JKX Oil and Gas P.L.C.	575,605	1,411,599
	John Wood Group P.L.C.	207,976	803,864
	Melrose Resources P.L.C.	378,100	1,251,102
*	Premier Oil P.L.C.	320,409	3,841,181
*	Salamander Energy P.L.C.	274,153	760,563
*	Soco International P.L.C.	281,540	6,486,038
*	UK Coal P.L.C.	573,596	898,915
	Venture Production P.L.C.	442,513	2,887,913
	Wellstream Holdings P.L.C.	73,088	510,274
Total Energy			35,032,077

Financials — (16.0%)
	A & J Mucklow Group P.L.C.	1,426	5,278
#	Aberdeen Asset Management P.L.C.	2,590,854	3,912,615
	Amlin P.L.C.	1,765,553	9,040,653
	Arbuthnot Banking Group P.L.C.	67,329	360,670
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	118,629	311,363
	Beazley Group P.L.C.	1,029,701	1,755,504
	Benfield Group, Ltd. P.L.C.	581,201	3,190,761
#	BlueBay Asset Management P.L.C.	154,645	502,245
	Brewin Dolphin Holdings P.L.C.	870,024	1,581,624
	Brit Insurance Holdings P.L.C.	1,289,236	3,791,566
	Capital & Regional P.L.C.	271,596	200,403
	Catlin Group, Ltd.	977,375	5,461,715
	Charles Stanley Group P.L.C.	123,753	366,574
	Chesnara P.L.C.	171,258	292,889
	Close Brothers Group P.L.C.	481,680	4,191,265
*	CLS Holdings P.L.C.	148,841	712,354
*	Cockleshell, Ltd.	6,528	7,293
	Daejan Holdings P.L.C.	42,317	1,799,892
	Development Securities P.L.C.	201,060	920,777
	DTZ Holdings P.L.C.	220,478	199,741
	Evolution Group P.L.C.	1,150,083	1,536,558
	Great Portland Estates P.L.C.	418,295	1,862,706
	Hansard Global P.L.C.	1,459	3,089
	Hardy Underwriting Group P.L.C.	153,854	632,169
*	Hargreaves Lansdown P.L.C.	130,722	359,461
	Helical Bar P.L.C.	408,691	1,964,909

3

#	Henderson Group P.L.C.	2,936,019	2,511,192
	Hiscox, Ltd.	1,535,730	6,085,323
	IG Group Holdings P.L.C.	1,197,446	5,594,476
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	326,494	5,089,854
	International Personal Finance P.L.C.	883,513	1,998,882
*	IP Group P.L.C.	197,881	212,149
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035
	Liontrust Asset Management P.L.C.	129,935	243,550
# *	LSL Property Services P.L.C.	131,485	84,981
*	MWB Group Holdings P.L.C.	379,622	276,988
	New Star Asset Management Group P.L.C.	97,505	49,367
	Novae Group P.L.C.	234,668	1,025,521
	Park Group P.L.C.	166,600	39,183
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	465,600	5,935,143
	Quintain Estates & Development P.L.C.	288,516	393,993
	Rathbone Brothers P.L.C.	159,131	2,061,845
	Rensburg Sheppards P.L.C.	169,098	1,247,555
*	Rutland Trust P.L.C.	85,288	91,963
	S&U P.L.C.	21,140	103,697
	Savills P.L.C.	449,406	1,660,618
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	893
	Shore Capital Group P.L.C.	1,193,004	440,364
	ST Modwen Properties P.L.C.	482,604	1,477,874
	Town Centre Securities P.L.C.	17,674	34,218
	Tullett Prebon P.L.C.	757,461	2,902,844
	Unite Group P.L.C.	444,621	1,079,031
Total Financials			91,179,734

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	152,013
*	Antisoma P.L.C.	2,024,536	622,076
*	Ark Therapeutics Group P.L.C.	638,344	432,224
	Assura Group, Ltd.	24,511	16,018
# *	Axis-Shield P.L.C.	224,506	1,070,524
*	Biocompatibles International P.L.C.	147,081	290,720
	Bioquell P.L.C.	90,893	198,174
*	BTG P.L.C.	582,974	1,209,709
	Care UK P.L.C.	199,792	726,913
	Consort Medical P.L.C.	116,271	658,851
	Corin Group P.L.C.	151,637	294,169
	Dechra Pharmaceuticals P.L.C.	201,204	1,278,819
	Genetix Group P.L.C.	151,246	82,077
*	Genus P.L.C.	157,057	1,534,044
*	Global Health Partner AB	800	1,278
	Goldshield Group P.L.C.	119,590	383,261
#	Hikma Pharmaceuticals P.L.C.	430,418	2,244,391
	Nestor Healthcare Group P.L.C.	443,850	182,354
*	Oxford Biomedica P.L.C.	2,123,042	205,185
*	Prostrakan Group P.L.C.	38,359	53,801
*	Protherics P.L.C.	506,828	285,939
*	Renovo Group P.L.C.	8,407	3,433

4

# *	SkyePharma P.L.C.	42,975	128,105
	Southern Cross Healthcare, Ltd.	195,059	298,456
	SSL International P.L.C.	745,205	5,033,003
*	Vectura Group P.L.C.	972,084	739,969
*	William Ransom & Son P.L.C.	30,000	3,621
Total Health Care			18,129,127

Industrials — (31.6%)
*	AEA Technology P.L.C.	539,970	281,193
	Aggreko P.L.C.	513,764	3,595,118
	Air Partner P.L.C.	37,086	336,146
	Alumasc Group P.L.C.	131,547	253,579
	Arriva P.L.C.	556,301	5,381,893
	Ashtead Group P.L.C.	1,976,882	1,359,914
	Atkins WS P.L.C.	425,663	3,656,381
*	Autologic Holdings P.L.C.	96,590	27,542
	Babcock International Group P.L.C.	853,247	5,338,849
	Balfour Beatty P.L.C.	161,398	652,219
	BBA Aviation P.L.C.	1,204,134	1,545,109
	Bodycote P.L.C.	1,247,601	2,497,278
	Braemar Shipping Services P.L.C.	81,108	381,178
	Brammer P.L.C.	185,266	397,847
	BSS Group P.L.C.	489,152	1,798,370
	Business Post Group P.L.C.	199,191	921,545
	Camellia P.L.C.	2,437	222,495
	Carillion P.L.C.	1,523,518	5,110,129
	Carr’s Milling Industries P.L.C.	35,330	266,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	482,998
	Charles Taylor Consulting P.L.C.	139,215	402,724
*	Charter International P.L.C.	626,781	4,085,268
	Chemring Group P.L.C.	128,869	3,306,101
	Chloride Group P.L.C.	1,025,093	2,177,345
	Clarkson P.L.C.	68,229	487,086
	Communisis P.L.C.	561,133	417,698
	Connaught P.L.C.	264,669	1,462,018
	Cookson Group P.L.C.	813,260	2,632,567
	Costain Group P.L.C.	1,269,584	417,651
*	Danka Business Systems P.L.C.	1,029,605	17,397
	Davis Service Group P.L.C.	670,430	2,386,557
	De La Rue P.L.C.	603,748	8,709,548
	Dewhurst P.L.C.	9,000	26,216
	Domino Printing Sciences P.L.C.	456,398	1,468,285
*	easyJet P.L.C.	499,900	2,493,790
	Eleco P.L.C.	80,000	76,189
	Fenner P.L.C.	671,987	1,108,211
	Forth Ports P.L.C.	179,142	2,833,651
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,055,078
	Go-Ahead Group P.L.C.	175,345	3,840,315
	Hampson Industries P.L.C.	423,917	761,285
	Hays P.L.C.	4,810,460	5,281,079
#	Helphire P.L.C.	570,202	969,104
	Hogg Robinson Group P.L.C.	103,893	31,886
	Homeserve P.L.C.	228,007	4,681,612

5

	Hyder Consulting P.L.C.	168,297	515,518
	IMI P.L.C.	1,137,010	5,053,118
	Interserve P.L.C.	498,625	1,489,296
	Intertek Group P.L.C.	588,823	6,973,480
*	Invensys P.L.C.	191,389	479,928
	ITE Group P.L.C.	1,339,191	1,825,909
	J. Smart & Co. (Contractors) P.L.C.	22,500	167,473
	Keller Group P.L.C.	277,823	2,336,824
	Kier Group P.L.C.	141,688	1,547,066
	Latchways P.L.C.	41,288	389,580
	Lavendon Group P.L.C.	175,529	396,117
	Lincat Group P.L.C.	14,452	116,019
	Low & Bonar P.L.C.	763,541	599,494
	Management Consulting Group P.L.C.	1,026,246	461,690
	Meggitt P.L.C.	907,614	1,988,323
	Melrose P.L.C.	944,503	1,357,596
	Michael Page International P.L.C.	1,235,568	4,002,170
	Mitie Group P.L.C.	1,208,230	3,671,360
	MJ Gleeson Group P.L.C.	195,875	267,537
	Morgan Crucible Co. P.L.C.	1,158,902	2,004,085
	Morgan Sindall P.L.C.	170,838	1,383,807
	Mouchel Group P.L.C.	469,006	2,379,433
	MS International P.L.C.	50,000	169,133
	National Express Group P.L.C.	454,582	4,187,578
	Northgate P.L.C.	285,327	587,123
	OPD Group P.L.C.	102,094	140,409
	PayPoint P.L.C.	87,747	746,784
	PV Crystalox Solar P.L.C.	297,264	649,190
	Qinetiq P.L.C.	1,922,010	5,282,500
*	Regus P.L.C.	3,696,088	2,780,825
*	Renold P.L.C.	270,995	222,091
	Rentokil Initial P.L.C.	474,327	344,735
	Ricardo P.L.C.	222,000	939,938
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	563,345
	ROK P.L.C.	723,316	886,618
	RPS Group P.L.C.	788,615	1,877,224
	Scott Wilson Group P.L.C.	29,819	49,842
	Senior P.L.C.	1,671,692	1,534,076
	Severfield-Rowen P.L.C.	351,952	869,840
	Shanks Group P.L.C.	985,616	1,992,103
	SIG P.L.C.	479,728	1,881,694
	Speedy Hire P.L.C.	178,122	686,786
	Spirax-Sarco Engineering P.L.C.	304,500	3,951,612
	Spring Group P.L.C.	596,238	323,269
	Sthree P.L.C.	269,551	656,740
	T. Clarke P.L.C.	148,717	292,655
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	380,135
	The Weir Group P.L.C.	139,273	782,409
	Tomkins P.L.C.	2,633,868	4,834,455
	Travis Perkins P.L.C.	410,292	1,941,897
	Tribal Group P.L.C.	125,000	181,281
	Trifast P.L.C.	359,985	193,219
	Ultra Electronics Holdings P.L.C.	267,145	4,739,088

6

	Umeco P.L.C.	196,406	852,785
*	Volex Group P.L.C.	241,088	122,545
	Vp P.L.C.	167,463	336,251
	VT Group P.L.C.	677,021	5,453,608
	White Young Green P.L.C.	178,318	359,855
	Wincanton P.L.C.	479,763	1,373,060
	WSP Group P.L.C.	262,651	1,227,476
	XP Power, Ltd.	73,546	211,599
	Young and Co.’s Brewery P.L.C. NV	40,000	236,985
	Young and Co.’s Brewery P.L.C. Series A	20,936	141,650
Total Industrials			180,025,547

Information Technology — (10.9%)
	Acal P.L.C.	104,729	178,303
*	Alterian P.L.C.	179,139	242,102
	Anite P.L.C.	1,312,790	612,812
	ARM Holdings P.L.C.	4,708,219	7,340,704
	Aveva Group P.L.C.	275,408	3,510,900
	Axon Group P.L.C.	207,398	2,116,997
	Computacenter P.L.C.	423,790	648,249
*	CSR P.L.C.	342,508	1,142,264
	Dialight P.L.C.	111,362	196,051
	Dicom Group P.L.C.	317,667	734,413
#	Dimension Data Holdings P.L.C.	5,396,082	2,592,318
	Diploma P.L.C.	459,990	962,436
	E2V Technologies P.L.C.	247,588	898,032
	Electrocomponents P.L.C.	1,576,293	3,615,175
	Fidessa Group P.L.C.	130,344	1,204,085
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	185,543
	Halma P.L.C.	1,486,473	3,930,626
*	Imagination Technologies Group P.L.C.	882,944	687,734
	Innovation Group P.L.C.	2,537,718	213,823
*	Intec Telecom Systems P.L.C.	1,201,847	513,584
	Kewill P.L.C.	368,863	177,707
	Laird P.L.C.	697,371	1,831,388
	Logica P.L.C.	226,293	251,919
	Micro Focus International P.L.C.	452,097	1,911,478
	Microgen P.L.C.	404,360	262,398
	Misys P.L.C.	1,982,492	3,549,838
	Morse P.L.C.	367,208	113,333
	Oxford Instruments P.L.C.	193,856	583,585
	Phoenix IT Group, Ltd.	197,369	504,817
	Premier Farnell P.L.C.	1,379,926	2,899,277
	Psion P.L.C.	499,513	611,664
	Raymarine P.L.C.	289,080	69,487
	Renishaw P.L.C.	228,282	1,950,084
	RM P.L.C.	363,499	903,683
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,227,935
*	Scipher P.L.C.	34,563	626
*	SDL P.L.C.	333,680	1,308,238
	Spectris P.L.C.	499,879	4,012,371
	Spirent Communications P.L.C.	3,176,692	2,778,976
	TT electronics P.L.C.	595,193	453,261

7

Vislink P.L.C.	588,460	305,102
* Wolfson Microelectronics P.L.C.	493,841	690,515
Xaar P.L.C.	220,887	201,894
* Xchanging P.L.C.	256,965	915,264
Total Information Technology		62,040,991

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	300,951
Carclo P.L.C.	214,230	215,541
Croda International P.L.C.	484,717	4,002,048
Delta P.L.C.	591,338	740,487
DS Smith P.L.C.	1,591,931	1,707,799
Elementis P.L.C.	1,858,096	1,752,524
Filtrona P.L.C.	704,266	1,414,717
* Gem Diamonds, Ltd.	3,895	19,069
Hill & Smith Holdings P.L.C.	275,101	880,130
Hochschild Mining P.L.C.	194,546	418,491
* Inveresk P.L.C.	125,000	14,665
Marshalls P.L.C.	670,307	1,058,442
Mondi P.L.C.	667,369	2,422,122
# Porvair P.L.C.	158,128	212,124
RPC Group P.L.C.	404,286	705,617
Victrex P.L.C.	321,880	2,977,069
Yule Catto & Co. P.L.C.	527,850	722,361
Zotefoams P.L.C.	96,852	131,484
Total Materials		19,695,641

Telecommunication Services — (0.6%)
* Colt Telecom Group SA	1,213,428	1,246,745
Kcom Group P.L.C.	2,504,455	728,666
Telecom Plus P.L.C.	288,118	1,428,873
* Vanco P.L.C.	232,704	240,617
Total Telecommunication Services		3,644,901

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	164,009
Hydro International P.L.C.	27,669	53,836
Northumbrian Water Group P.L.C.	701,411	3,524,870
Total Utilities		3,742,715

TOTAL COMMON STOCKS		532,492,403

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

8

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000

		Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	23,622,602	23,622,602

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920

TOTAL SECURITIES LENDING COLLATERAL			27,460,522

TOTAL INVESTMENTS - (100.0%) (Cost $862,575,872)			$570,519,925

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	16,794	$1,035,837
	Andritz AG	116,739	3,324,510
*	A-TEC Industries AG	21,828	285,138
	Austria Email AG	715	5,481
* #	Austrian Airlines AG	130,038	466,158
	BKS Bank AG	520	72,904
* #	BWIN Interactive Entertainment AG	79,165	1,430,422
	BWT AG	27,601	564,583
* #	CA Immobilien Anlagen AG	130,641	821,961
*	Christ Water Techology AG	24,819	101,708
	Constantia Packaging AG	18,095	532,694
*	Conwert Immobilien Invest AG	48,984	236,596
	EVN AG	19,193	283,512
*	Eybl International AG	16,503	35,034
#	Flughafen Wien AG	39,948	1,636,839
	Frauenthal Holding AG	12,084	108,210
* #	Intercell AG	104,732	2,934,936
*	Josef Manner & Co. AG	870	49,788
	Lenzing AG	4,961	1,359,064
	Mayr-Melnhof Karton AG	33,664	2,092,095
#	Oberbank AG	35,740	2,003,180
	Oesterreichische Post AG	98,332	2,859,155
#	Palfinger AG	45,976	731,615
*	RHI AG	93,231	1,459,056
	Rosenbauer International AG	11,816	295,264
*	S&T System Integration & Technology Distribution AG	6,404	131,180
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,142,865
*	Sparkassen Immobilien AG	58,185	242,450
	UBM Realitaetenentwicklung AG	1,440	55,061
#	Uniqa Versicherungen AG	174,848	3,527,569
*	Warimpex Finanz und Beteiligungs AG	3,832	10,362
	Wolford AG	11,165	219,862
	Zumtobel AG	55,418	686,139
TOTAL COMMON STOCKS			30,741,228

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	174,848	—

TOTAL — AUSTRIA			30,741,228

1

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	4,697,164
*	Agfa Gevaert NV	368,855	1,543,799
	Banque Nationale de Belgique	952	2,862,354
#	Barco NV	53,143	1,008,384
	Bekaert SA	56,746	5,583,963
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,122
*	Compagnie du Bois Sauvage SA	87	12
#	Compagnie d’Entreprises CFE	40,394	1,960,766
	Compagnie Immobiliere de Belgique SA	10,535	404,895
	Compagnie Maritime Belge SA	61,365	1,190,315
#	Deceuninck NV	61,853	467,936
*	Devgen	219	1,422
	D’Ieteren SA NV	12,852	1,968,829
	Duvel Moorgat SA	8,904	424,364
	Econocom Group SA	65,485	542,423
	Elia System Operator SA NV	112,393	3,514,569
	Euronav SA	86,793	1,268,863
	EVS Broadcast Equipment SA	13,059	843,274
#	Exmar NV	76,531	930,165
	Floridienne SA	2,033	250,226
#	Henex	7,487	328,143
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	352,275
*	International Brachtherapy SA	35,773	109,565
	Ion Beam Application	67,020	827,019
	Jensen-Group NV	12,030	87,727
#	Kinepolis	4,534	124,847
	Lotus Bakeries SA	1,361	417,126
#	Melexis NV	88,696	784,685
#	Omega Pharma SA	83,442	3,073,479
	Picanol	16,620	106,496
* #	Realdolmen	606,720	139,615
	Recticel SA	52,387	320,385
*	Resilux	4,095	152,958
	Rosier SA	655	207,870
#	Roularta Media Group NV	3,344	71,422
	SAPEC SA	3,531	321,951
*	SAPEC SA	75	254
	Sioen Industries NV	52,140	320,322
	Sipef NV	2,410	778,015
*	Spector Photo Group SA	11,235	6,593
*	Systemat-Datarelay SA	26,232	147,983
*	Telenet Group Holding NV	148,890	2,312,476
	Ter Beke NV	2,281	129,662
	Tessenderlo Chemie NV	90,268	3,570,923
	Unibra SA	1,600	283,283
	Van De Velde NV	27,632	952,387
	VPK Packaging Group SA	13,057	366,500
TOTAL COMMON STOCKS			45,951,806

2

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	7,733
*	Zenitel VVPR Contingent Rights	8,654	110
TOTAL RIGHTS/WARRANTS			7,843

TOTAL — BELGIUM			45,959,649

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	124,835
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	266,395
#	Aktieselskabet Roskilde Bank A.S.	32,685	5,867
	Aktieselskabet Skjern Bank A.S.	3,276	129,039
	Alk-Abello A.S.	11,711	929,156
*	Alm. Brand A.S.	27,560	373,543
#	Amagerbanken A.S.	32,395	373,868
	Ambu A.S.	22,100	258,383
	Arkil Holdings A.S. Series B	780	92,227
	Auriga Industries A.S. Series B	46,057	823,698
#	Bang & Olufsen Holding A.S. Series B	30,487	674,270
* #	Bavarian Nordic A.S.	17,176	459,779
#	BoConcept Holding A.S.	5,650	148,146
*	Brodrene Hartmann A.S. Series B	11,730	166,955
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	124,615
	D/S Norden A.S.	4,331	131,268
	Dalhoff, Larson & Horneman A.S. Series B	32,000	205,337
	Dantherm Holding A.S.	13,100	161,348
	DFDS A.S.	11,570	826,610
	DiBa Bank A.S.	2,300	53,267
	Djursland Bank A.S.	8,970	345,736
	East Asiatic Co., Ltd. A.S.	52,687	1,796,547
	F.E. Bording A.S.	600	77,436
#	Fionia Bank A.S.	17,880	125,840
	Fluegger A.S. Series B	4,198	231,415
* #	GN Great Nordic A.S.	90,407	196,504
*	GPV Industi A.S.	2,200	35,330
* #	Greentech Energy Systems A.S.	23,655	87,116
	Gronlandsbanken	768	50,420
#	H&H International A.S. Series B	1,920	135,374
#	Harboes Bryggeri A.S.	10,250	178,680
	Hojgaard Holding A.S. Series B	2,750	51,880
#	IC Companys A.S.	33,305	464,377
*	Incentive A.S.	3,575	11,321
*	Jeudan A.S.	256	20,325
	Lan & Spar Bank A.S.	5,150	316,815
*	Lastas A.S. Series B	11,200	114,205
	Lollands Bank A.S.	750	28,530
*	Maconomy Corp. A.S.	7,833	8,436
#	Mols-Linien A.S.	27,700	341,992
* #	NeuroSearch A.S.	42,054	1,049,060
	NKT Holding A.S.	41,580	1,520,040
	Nordjyske Bank A.S.	17,600	354,250
	Norresundby Bank A.S.	7,350	251,896

3

	Ostjydsk Bank A.S.	2,554	206,152
* #	Parken Sport & Entertainment A.S.	8,234	1,192,819
	Per Aarsleff A.S. Series B	5,975	470,260
#	Ringkjoebing Landbobank Aktieselskab	14,890	1,114,049
	Roblon A.S. Series B	540	68,789
	Royal Unibrew A.S.	12,465	426,205
*	RTX Telecom A.S.	303	1,016
	Salling Bank A.S.	910	106,697
	Sanistal A.S. Series B	4,436	140,831
	Satair A.S.	8,525	221,837
	Schouw & Co. A.S.	70,768	1,392,554
	SimCorp A.S.	16,460	1,354,926
#	Sjaelso Gruppen A.S.	21,980	144,087
	SKAKO Industries A.S.	5,130	92,916
*	Solar Holdings A.S. Series B	1,687	80,297
*	Sondagsavisen A.S.	36,665	143,046
	Spar Nord Bank A.S.	115,369	1,269,157
	Sparbank	10,930	266,355
	Sparekassen Faaborg A.S.	1,972	342,819
	Sydbank A.S.	2,666	41,436
	Thrane & Thrane A.S.	9,883	376,270
	Tivoli A.S.	969	543,463
*	TK Development A.S.	91,681	396,392
	Vestfyns Bank A.S.	680	89,579
	Vestjysk Bank A.S.	10,000	222,531

TOTAL — DENMARK			24,826,614

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
*	Ahlstrom Oyj	3,026	30,885
	Alandsbanken AB Series B	17,663	457,829
*	Aldata Solutions Oyj	194,535	184,971
#	Alma Media Oyj	278,483	2,611,789
	Amanda Capital Oyj	67,120	200,461
#	Amer Sports Oyj Series A	307,264	2,082,625
#	Aspo Oyj	68,141	381,840
	BasWare Oyj	34,550	308,904
*	Biotie Therapies Corp.	265,590	118,546
	Cargotec Oyj Series B	109,737	1,519,060
#	Componenta Oyj	34,400	244,325
#	Comptel P.L.C.	324,863	471,239
#	Cramo Oyj	104,189	700,664
	Efore Oyj	114,965	111,494
	Elisa Oyj	251,636	3,785,238
	Etteplan Oyj	62,600	287,032
#	Finnair Oyj	186,376	939,977
#	Finnlines Oyj	107,063	1,504,129
	Fiskars Oyj Abp Series A	181,663	1,876,144
	F-Secure Oyj	447,078	1,394,594
*	GeoSentric Oyj	244,900	9,528
#	Glaston Oyj Abp	131,940	302,783

4

	HKScan Oyj Series A	72,398	370,184
	Huhtamaki Oyj	338,637	2,268,555
	Ilkka-Yhtyma Oyj	34,432	397,309
	KCI Konecranes Oyj	243,819	4,143,341
#	Kemira Oyj	248,868	2,230,044
	Kesko Oyj	44,288	1,036,704
	Laennen Tehtaat Oyj	18,920	350,502
#	Lassila & Tikanoja Oyj	117,954	1,894,155
	Lemminkainen Oyj	13,072	224,371
	M-Real Oyj Series B	4,696,142	7,217,917
	Neomarkka Oyj	16,652	140,422
	Nokian Renkaat Oyj	325,926	4,261,240
	Nordic Aluminium Oyj	10,440	227,908
	Okmetic Oyj	54,904	187,363
	Olvi Oyj Series A	31,354	647,110
	Oriola-KD Oyj Class A	26,000	49,696
	Oriola-KD Oyj Class B	55,236	107,124
	Orion Oyj Series A	96,540	1,416,262
	Orion Oyj Series B	253,721	3,728,433
*	Outotec Oyj	36,018	481,369
	PKC Group Oyj	48,390	250,710
#	Pohjola Bank P.L.C.	246,840	3,321,126
#	Ponsse Oyj	22,814	154,272
	Poyry Oyj	180,742	2,399,353
	Raisio P.L.C.	462,617	893,261
#	Ramirent Oyj	299,709	1,208,389
	Rapala VMC Oyj	113,258	520,604
	Raute Oyj Series A	10,390	116,112
	Rocla Oyj	12,300	195,254
* #	Ruukki Group Oyj	171,468	312,071
	Sanoma Oyj	60,899	931,999
	Scanfil Oyj	123,479	324,836
	Sponda Oyj	159,511	714,664
	Stockmann Oyj Abp Series A	43,914	723,160
#	Stockmann Oyj Abp Series B	99,920	1,346,659
	SYSOPENDIGIA P.L.C.	55,020	167,947
	Talentum Oyj	129,629	313,310
#	Teleste Oyi	53,559	161,639
	TietoEnator Oyj	277,638	3,079,148
	Trainers’ House P.L.C.	107,200	85,905
	Tulikivi Oyj	79,440	88,219
	Turkistuottajat Oyj	8,490	90,301
#	Uponor Oyj Series A	206,241	1,957,674
	Vacon Oyj	43,052	1,322,561
	Vaisala Oyj Series A	39,132	1,041,772
	Viking Line AB	10,400	414,219
	YIT Oyj	50,319	313,349

TOTAL — FINLAND			73,352,580

5

FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
	Akka Technologies SA	6,050	95,959
	Ales Groupe SA	32,639	594,127
*	Alten	60,626	1,527,858
* #	Altran Technologies SA	343,804	1,727,773
	April Group SA	70,844	2,569,328
	Arkema	199,362	4,563,061
	Assystem	52,519	536,740
	Atos Origin SA	73,097	1,697,419
	Aubay	28,405	108,952
#	Audika SA	21,857	509,633
* #	Axorys SA	11,700	10,737
*	Baccarat SA	1,090	188,691
	Banque Tarneaud SA	1,430	186,506
#	Beneteau SA	176,815	1,644,028
*	Bigben Interactive	7,762	64,168
	bioMerieux	11,573	939,655
	Boiron SA	25,156	593,970
	Boizel Chanoine Champagne SA	6,122	372,339
	Bonduelle SCA	12,784	1,072,452
	Bongrain SA	14,661	815,329
#	Bourbon SA	147,476	4,158,267
* #	Bull SA	289,386	564,232
	Burelle SA	3,914	359,708
	Cafom SA	5,092	60,937
	Canal Plus SA	272,646	1,716,507
	Carbone Lorraine SA	54,832	1,630,678
#	CBo Territoria	28,320	71,140
	Cegedim SA	11,176	571,216
*	Cesar SA	14,219	27,909
* #	Club Mediterranee SA	45,228	904,670
	Compagnie Industrielle et Financiere D’Entreprises	1,200	83,356
	Compagnie International Andre Trigano SA	983	77,763
	CS Communication & Systemes	7,938	85,196
	Damartex SA	21,236	297,203
	Delachaux SA	27,616	1,518,897
#	Derichebourg	562,064	1,771,503
*	Dollfus Mieg & Cie SA	54,239	80,191
*	Dynaction SA	14,655	114,244
	EDF Energies Nouvelles SA	3,742	116,666
	Electricite de Strasbourg	22,706	2,586,894
	Esso Ste Anonyme Francaise	8,945	1,028,765
#	Establissements Maurel et Prom	296,036	3,511,126
#	Euler Hermes SA	29,892	1,472,544
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	300,275
	Exel Industries SA	10,841	413,608
	Explosifs et de Produits Chimiques	524	118,867
#	Fimalac SA	29,963	1,303,328
	Finuchem SA	18,510	141,538
	Fleury Michon SA	4,694	137,676
	Francois Freres (Tonnellerie) SA	3,839	111,858
	Gascogne SA	6,907	418,915

6

	Gaumont SA	14,184	814,107
* #	GECI International	63,334	157,476
*	GECI International I07 Shares	10,786	1,100
*	Gemalto NV	144,058	4,036,115
	Gevelot SA	3,584	128,197
	GFI Informatique SA	122,870	439,737
	Gifi	7,360	354,758
	Ginger (Groupe Ingenierie Europe)	10,523	173,641
	GL Events	7,882	141,251
	GPe Pizzorno	5,200	99,727
	Grands Moulins de Strasbourg	110	48,857
*	Groupe Ares	21,994	31,677
	Groupe Crit	24,673	294,999
*	Groupe Eurotunnel SA	136,838	938,561
#	Groupe Flo SA	22,019	75,482
*	Groupe Go Sport SA	2,740	80,590
	Groupe Guillin SA	1,200	65,847
#	Groupe Open	27,590	202,869
#	Groupe Steria SCA	65,651	859,674
	Guerbet SA	5,824	809,306
	Guyenne et Gascogne SA	25,246	1,903,799
#	Haulotte Group SA	55,825	438,895
#	Havas SA	1,165,955	2,326,434
	Idsud	2,227	104,355
	IMS International Metal Service SA	53,464	945,777
	Ingenico SA	101,520	1,585,532
	Ipsen SA	14,966	568,858
	Ipsos SA	83,610	2,101,874
	Kaufman et Broad SA	2,226	45,504
	Korian	2,914	52,925
#	Laurent-Perrier	11,820	958,286
* #	Lectra	83,499	327,327
	Lisi SA	16,055	715,176
* #	LVL Medical Groupe SA	24,346	245,171
	M6 Metropole Television	148,116	2,332,690
	Manitou BF SA	46,880	656,796
#	Manutan International SA	13,517	613,135
	MGI Coutier SA	2,753	46,753
*	MoneyLine SA	11	—
	Mr. Bricolage SA	23,846	298,654
#	Naturex	6,954	238,162
#	Neopost SA	57,823	4,841,088
#	Nexans SA	92,377	5,269,180
	Norbert Dentressangle	12,330	680,031
*	Oeneo	102,487	115,631
* #	Orpea	97,899	3,185,126
*	Osiatis	1,400	3,135
	Paris Orleans et Cie SA	2,660	70,911
	Pierre & Vacances	15,567	712,909
#	Plastic Omnium SA	29,952	324,955
	Plastivaloire SA	4,552	107,432
	PSB Industries SA	8,438	161,620

7

	Radiall SA	5,231	320,308
	Rallye SA	77,113	1,561,861
*	Recylex SA	35,449	169,748
	Remy Cointreau SA	74,447	3,097,686
	Rexel SA	45,147	440,226
#	Rhodia SA	224,856	1,923,871
	Robertet SA	3,167	339,116
	Rougier SA	6,120	212,037
#	Rubis SA	30,230	1,674,329
* #	S.T. Dupont SA	39,440	9,089
	Sabeton SA	13,500	190,600
	Saft Groupe SA	41,284	1,206,125
	SAMSE SA	8,545	598,633
	SCOR SE	268,815	4,404,167
	SEB SA	88,673	2,979,646
	Sechilienne SA	54,906	2,108,189
	Securidev SA	2,500	54,286
*	Seloger.com	2,853	53,495
	Signaux Girod SA	894	60,590
	Societe BIC SA	84,787	4,478,545
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,068,015
#	Societe Pour l’Informatique Industrielle SA	40,908	239,540
#	Societe Television Francaise 1	51,700	662,865
*	Solving International SA	2,012	4,907
	Somfy SA	21,848	3,205,735
	Sopra Group SA	22,982	1,019,850
	Sperian Protection	18,519	1,139,093
#	Stallergenes SA	32,698	1,616,552
	STEF-TFE	28,838	1,318,949
	Sucriere de Pithiviers Le Vieil	1,773	1,052,658
	Synergie SA	32,941	454,228
	Teleperformance SA	158,000	3,409,419
	Tessi SA	5,050	161,214
* #	Theolia SA	86,282	599,765
*	Thomson	1,013,751	1,421,332
*	UbiSoft Entertainment SA	98,014	5,180,944
	Union Financiere de France Banque SA	15,895	480,898
#	Valeo SA	232,962	4,057,989
	Viel et Compagnie	158,130	566,042
	Vilmorin et Cie SA	18,821	1,839,038
	Virbac SA	16,251	1,062,911
	VM Materiaux SA	6,914	292,800
	Vranken Pommery Monopole	9,594	295,928
#	Zodiac SA	105,911	4,141,283
TOTAL COMMON STOCKS			150,481,010

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	1,309
*	Bigben Interactive Warrants 12/31/08	2,100	1,405
*	Cybergun Warrants Series A 07/15/09	1,136	14
*	Cybergun Warrants Series B 07/15/10	1,136	14

8

*	Groupe Ares Warrants 12/18/08	4,713	360
*	Groupe Focal SA Warrants 02/21/10	466	—
* #	Infogrames Entertainment SA Warrants 12/31/09	77,833	2,976
TOTAL RIGHTS/WARRANTS			6,078

TOTAL — FRANCE			150,487,088

GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
	A.S. Creation Tapeton AG	6,853	149,814
*	AAP Implantate AG	47,250	104,442
#	Aareal Bank AG	965,964	7,669,414
*	Abwicklungsellschaft Roesch AG	7,300	228
	ADCapital AG	33,040	285,989
*	Adlink Internet Media AG	69,691	575,545
	Agrob AG	5,800	66,649
#	Aixtron AG	259,027	1,274,157
	Altana AG	193,891	2,142,138
	Amadeus Fire AG	16,192	174,115
	Andreae-Noris Zahn AG	26,412	593,694
* #	Arcandor AG	241,547	582,806
*	Augusta Technologie AG	26,396	367,949
	Baader Bank AG	138,248	369,581
	Bauer AG	4,607	161,994
#	Bechtle AG	39,024	515,419
#	Bertrandt AG	22,607	391,706
*	Beta Systems Software AG	8,550	41,302
	Bilfinger Berger AG	130,384	5,898,571
*	Biolitec AG	26,843	103,665
	Biotest AG	21,560	1,557,591
*	BKN International AG	35,508	66,615
	BMP AG	45,099	46,521
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	298,399
* #	Business Media China AG	15,212	154,026
*	Carl Zeiss Meditec AG	23,435	239,246
* #	CENTROTEC Sustainable AG	41,054	366,333
#	Cewe Color Holding AG	13,917	273,542
	Comdirect Bank AG	131,903	957,489
	CTS Eventim AG	51,845	1,287,523
#	Curanum AG	83,165	368,573
*	D. Logistics AG	113,203	132,298
	DAB Bank AG	130,043	369,592
	Data Modul AG	10,414	169,048
*	Demag Cranes AG	14,647	284,249
	Deutsche Euroshop AG	87,386	2,239,342
#	Deutz AG	249,610	767,665
	Dierig Holding AG	10,500	79,198
#	Douglas Holding AG	100,341	3,774,315
	Dr. Hoenle AG	14,858	113,490
	Drillisch AG	92,184	214,909
	Duerr AG	37,719	572,734
	DVB Bank SE	173,470	5,700,167

9

	Elexis AG	32,938	339,323
*	Elmos Semiconductor AG	34,592	131,473
#	ElreingKlinger AG	18,000	146,765
* #	EM. Sports Media AG	155,529	325,309
	Erlus AG	297	79,505
	Euwax AG	17,978	997,566
* #	Evotec AG	1,454,789	1,907,674
#	Fielmann AG	56,670	3,157,895
*	FJA AG	94,035	177,930
*	Freenet AG	225,238	1,358,790
	Fuchs Petrolub AG	29,856	1,846,454
	GBW AG	28,417	325,970
	GEA Group AG	57,442	827,790
*	Gerresheimer AG	17,628	595,503
	Gerry Weber International AG	48,142	890,417
	Gesco AG	9,182	421,547
#	GFK AG	75,456	1,486,133
*	GFT Technologies AG	66,050	106,289
	Gildemeister AG	43,990	429,105
	Grammer AG	5,985	63,116
	Grenkeleasing AG	31,484	861,050
	Hamborner AG	63,000	451,021
*	Hansa Group AG	146,815	229,715
#	Hawesko Holding AG	19,463	417,284
* #	IKB Deutsche Industriebank AG	21,843	45,084
	Indus Holding AG	40,147	709,234
	Innovation in Traffic Systems AG	23,949	155,778
*	Integralis AG	28,950	117,276
	INTERSEROH SE	22,142	1,131,607
* #	Intershop Communications AG	58,426	108,459
#	Isra Vision Systems AG	10,917	93,332
#	IVG Immobilien AG	530,609	3,520,578
* #	Jenoptik AG	153,250	928,991
	K&S AG	7,984	309,268
*	Kampa AG	35,505	136,906
	KERAMAG Keramische Werke AG	12,623	1,059,928
#	Kizoo AG	33,967	236,321
	Kontron AG	176,510	1,383,053
	Krones AG	72,622	3,189,995
#	KSB AG	4,390	1,479,154
#	Kuka AG	83,226	1,446,008
	KWS Saat AG	23,752	2,934,396
#	Lanxess AG	218,704	3,310,026
*	Leifheit AG	12,500	117,985
#	Leoni AG	112,502	1,425,476
	Loewe AG	25,187	304,641
*	Manz Automation AG	553	53,742
*	Marbert AG	1,360	8,663
#	MasterFlex AG	10,531	100,354
*	Maxdata Computer AG	94,120	20,393
*	Mediclin AG	79,703	263,966
* #	Medigene AG	87,499	538,396

10

#	Medion AG	81,672	766,408
	Mensch und Maschine Software AG	27,532	137,800
#	MLP AG	213,752	2,637,877
*	Mologen AG	22,062	143,642
*	Morphosys AG	19,152	1,174,579
	MTU Aero Engines Holding AG	163,223	3,216,477
	Muehlabauer Holdings AG & Co. KGAA	14,905	371,553
	MVV Energie AG	136,685	5,376,434
#	Nemetschek AG	23,340	281,873
*	Nexus AG	33,813	84,313
	Norddeutsche Affinerie AG	150,696	4,825,227
* #	Nordex AG	104,915	1,417,971
*	november AG	32,224	14,133
#	OHB Technology AG	37,069	266,311
	Oldenburgische Landesbank AG	4,234	229,079
	P&I Personal & Informatik AG	17,889	291,187
	PC-Ware AG	15,184	302,345
#	Pfeiffer Vacuum Technology AG	30,723	1,854,571
#	Pfleiderer AG	166,950	1,453,561
* #	Plambeck Neue Energien AG	148,115	206,780
*	Plasmaselect AG	324,899	264,009
	Progress-Werk Oberkirch AG	6,250	171,376
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	160,449
	Puma AG Rudolf Dassler Sport	2,479	414,785
*	PVATepla AG	51,882	259,167
* #	QIAGEN NV	549,765	7,835,387
*	QSC AG	287,340	444,499
	R. Stahl AG	14,410	373,770
#	Rational AG	14,646	1,506,332
	REALTECH AG	13,541	178,102
#	Renk AG	18,838	1,016,821
* #	REpower Systems AG	20,482	2,823,414
#	Rheinmetall AG	107,359	3,271,883
	Rhoen-Klinikum AG	284,706	6,123,128
	Ruecker AG	21,675	193,181
	Sartorius AG	31,248	374,436
	Sektkellerei Schloss Wachenheim AG	15,120	86,364
*	SER Systems AG	9,400	299
* #	SGL Carbon AG	217,830	4,276,121
*	Sinner AG	2,660	65,436
#	Sixt AG	37,202	567,720
	SM Wirtschaftsberatungs AG	18,841	154,321
	Software AG	70,053	3,433,418
* #	Solar Millennium AG	34,471	588,291
* #	Solon AG fuer Solartechnik	18,438	553,671
	Stada Arzneimittel AG	173,213	5,284,135
	STINAG Stuttgarter Invest AG	35,003	829,045
*	Stoehr & Co. AG	11,000	42,902
#	Stratec Biomedical Systems AG	26,506	437,125
	Sued-Chemie AG	28,301	2,628,412
#	Suedzucker AG	156,058	1,734,927
* #	Suess Microtec AG	59,969	136,696

11

	Symrise AG	164,574	2,000,032
	Syzygy AG	30,656	115,352
	Takkt AG	142,434	1,397,226
*	TDS Informationstechnologie AG	89,063	391,052
	Telegate AG	20,500	240,097
* #	Tomorrow Focus AG	101,081	312,748
	Umweltbank AG	17,805	298,475
	United Internet AG	27,992	251,208
	VBH Holding AG	9,415	43,430
* #	Versatel AG	12,209	207,598
#	Vossloh AG	35,932	2,737,575
*	Wanderer-Werke AG	7,903	40,466
	Wincor Nixdorf AG	112,151	4,871,414
*	Wirecard AG	255,878	1,458,829
	Wuerttembergische Lebensversicherung AG	27,308	571,723
	Wuerttembergische Metallwarenfabrik AG	29,451	729,539

TOTAL — GERMANY			171,153,184

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	36,344	86,299
*	Agricultural Insurance S.A.	1,399	6,098
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	3,002,979
*	Alfa Alfa Energy S.A.	3,810	6,750
	Alfa-Beta Vassilopoulos S.A.	20,879	616,362
*	Altec S.A. Information & Communication Systems	80,278	22,683
	Alumil Milonas Aluminum Industry S.A.	52,886	96,323
*	Alysida S.A.	2,376	6,029
	Anek Lines S.A.	620,975	873,516
	Aspis Bank S.A.	228,007	316,579
*	Astir Palace Hotels S.A.	95,799	380,828
	Athens Medical Center S.A.	150,874	262,132
*	Atlantic Supermarkets S.A.	35,080	78,851
	Atti-Kat S.A.	56,554	16,771
	Autohellas S.A.	83,520	131,001
*	Babis Vovos International Construction S.A.	59,807	1,121,038
*	Balafas S.A.	15,200	3,681
*	Balkan Real Estate S.A.	41,970	86,963
	Bank of Attica S.A.	202,452	487,714
	Bank of Greece	73,229	4,716,234
	Benrubi S.A.	20,823	90,795
	C. Rokas S.A.	44,569	911,278
	Centric Multimedia S.A.	51,942	60,402
*	Daios Plastics S.A.	16,350	167,247
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	462,183
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	212,859
*	Elbisco Holding S.A.	28,098	30,440
	Elektrak S.A.	36,580	144,143
	Elektroniki Athinon S.A.	34,490	127,042
*	Elephant S.A.	26,310	—

12

	Ellaktor S.A.	508,053	2,592,297
*	Emporiki Bank of Greece S.A.	5,563	54,178
	Etma Rayon S.A.	11,242	20,203
	Euro Reliance General Insurance Co. S.A.	55,110	67,299
	Euromedica S.A.	64,900	243,253
	EYDAP Athens Water Supply & Sewage Co. S.A.	57,572	492,147
	F.G. Europe S.A.	4,536	7,113
	Fourlis Holdings S.A.	128,489	1,445,608
	Frigoglass S.A.	85,507	535,639
	GEK Group of Cos S.A.	171,119	579,076
	Halkor S.A.	226,556	285,256
	Hellenic Cables S.A.	65,236	130,767
	Hellenic Duty Free Shops S.A.	98,334	765,259
	Hellenic Exchanges S.A.	133,376	1,165,481
	Hellenic Petroleum S.A.	11,094	91,908
*	Hellenic Sugar Industry S.A.	78,005	150,131
	Heracles General Cement Co. S.A.	90,588	562,536
	Iaso S.A.	206,042	1,372,450
	Inform P. Lykos S.A.	35,570	85,616
*	Informatics S.A.	3,778	1,493
	Intracom Technical & Steel Constructions S.A.	345,350	183,334
*	Ionian Hotel Enterprises S.A.	16,914	340,622
*	Ipirotiki Software & Publications S.A.	22,110	54,670
	Karelia Tobacco Co., Inc. S.A.	5,810	302,338
	Kathimerini Publishing S.A.	47,170	258,161
*	Katselis Sons S.A. Bread Industry	41,545	36,510
	Lambrakis Press S.A.	115,149	340,070
*	Lan-Net S.A.	126,887	19,407
*	Lavipharm S.A.	96,324	118,021
*	Loulis Mills S.A.	41,702	131,368
*	Maritime Company of Lesvos S.A.	299,836	183,435
	Metka S.A.	97,586	937,597
	Michaniki S.A.	165,545	285,935
	Minoan Lines S.A.	248,689	1,633,856
	Motodynamic S.A.	2,182	5,900
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,408,877
	Mytilineos Holdings S.A.	308,027	1,943,890
*	Neorion New S.A. Holdings	24,145	15,155
*	Pegasus Publishing S.A.	95,510	153,869
*	Petzetakis S.A.	22,098	5,414
	Piraeus Port Authority S.A.	17,752	213,875
*	Promota Hellas S.A.	8,860	2,597
	Real Estate Development & Services S.A.	94,497	210,789
	S&B Industrial Minerals S.A.	54,669	576,072
	Sanyo Hellas S.A.	23,637	8,214
	Sarantis S.A.	74,884	487,412
*	Selected Textile Industry Assoc. S.A.	87,690	33,679
	Sfakianakis S.A.	91,320	197,923
*	Shelman Hellenic-Swiss Wood S.A.	155,548	60,132
*	Singularlogic S.A.	100,470	259,304
*	Spyroy Agricultural Products S.A.	61,348	79,870
	Teletypos S.A. Mega Channel	77,669	645,185

13

	Terna Tourist Technical & Maritime S.A.	101,190	312,225
*	Themeliodomi S.A.	37,422	17,648
	Thessaloniki Port Authority S.A.	6,936	128,740
	Thrace Plastics Co. S.A.	109,280	82,841
	Titan Cement Co. S.A.	76,527	1,306,970
	TT Hellenic Postbank S.A.	322,690	2,006,387
*	Varvaressos S.A. European Spinning Mills	36,350	9,289
	Viohalco S.A.	406,612	1,922,994

TOTAL — GREECE			42,093,505

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	84,370	332,136
*	Aer Lingus Group P.L.C.	380,166	522,152
*	Aminex P.L.C.	440,966	79,145
*	Aryzta AG (B39VJ74)	175,745	6,265,167
*	BlackRock International Land P.L.C.	897,420	115,196
	C&C Group P.L.C. (B010DT8)	375,871	547,635
	C&C Group P.L.C. (B011Y09)	298,624	434,380
	DCC P.L.C.	308,989	4,824,869
	Donegal Creameries P.L.C.	26,085	132,159
*	Dragon Oil P.L.C.	1,438,888	3,734,083
	FBD Holdings P.L.C.	126,251	1,836,544
	Fyffes P.L.C.	1,020,533	346,001
	Glanbia P.L.C. (0066950)	765,926	2,822,605
	Glanbia P.L.C. (4058629)	1,000	3,689
	Grafton Group P.L.C.	107,557	321,642
	Greencore Group P.L.C.	601,145	927,969
	IFG Group P.L.C.	205,432	243,323
	Independent News & Media P.L.C.	1,021,294	836,697
	Irish Continental Group P.L.C.	91,113	1,804,084
	Irish Life & Permanent P.L.C.	51,604	150,369
* #	Kenmare Resources P.L.C.	2,265,253	524,471
	Kingspan Group P.L.C.	351,640	2,023,167
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	203,023
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	12,259
	Paddy Power P.L.C.	180,573	3,090,685
*	Providence Resources P.L.C.	6,258,198	190,661
	Smurfit Kappa Group P.L.C.	273,766	488,626
	Total Produce P.L.C.	871,395	338,071
	United Drug P.L.C.	790,348	3,078,848
*	Waterford Wedgwood P.L.C.	7,869,750	10,127
TOTAL COMMON STOCKS			36,239,783

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			36,239,783

14

ITALY — (7.1%)
COMMON STOCKS — (7.1%)
*	A.S. Roma SpA	293,436	224,763
	ACEA SpA	214,345	2,794,902
	Acegas-APS SpA	110,973	764,853
	Actelios SpA	15,845	73,510
* #	Aedes SpA	1,201,673	794,820
	Aeroporto de Firenze SpA	17,399	379,050
*	Ansaldo STS SpA	4,230	54,189
	Astaldi SpA	216,415	927,052
#	Autogrill SpA	231,260	1,848,112
#	Azimut Holding SpA	424,469	2,436,356
#	Banca Finnat Euramerica SpA	685,945	480,971
#	Banca Generali SpA	21,809	99,262
	Banca Ifis SpA	52,946	448,713
* #	Banca Italease SpA	243,660	1,184,968
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,619,069
	Banca Popolare di Milano Scarl	43,809	256,394
	Banca Profilo SpA	253,156	193,046
	Banco di Desio e della Brianza SpA	285,438	1,655,185
#	Beghelli SpA	427,981	292,217
	Benetton Group SpA	209,290	1,475,585
#	Beni Stabili SpA, Roma	1,309,500	796,089
#	Biesse SpA	54,004	347,835
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	406,264
	Brembo SpA	141,075	1,046,927
#	Bulgari SpA	395,239	2,955,998
	Buzzi Unicem SpA	22,271	270,637
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,539,351
	Caltagirone SpA	248,460	926,636
	Cam Finanziaria SpA	36,527	20,989
	Carraro SpA	85,800	322,279
	Cembre SpA	40,330	167,981
	Cementir SpA	254,820	799,793
*	Ciccolella SpA	30,000	30,890
#	Class Editore SpA	165,655	156,587
	Credito Artigiano SpA	361,183	978,461
	Credito Bergamasco SpA	133,144	3,943,643
	Credito Emiliano SpA	228,115	1,460,184
	CSP International Fashion Group SpA	52,952	57,029
	Danieli & Co. SpA	94,234	1,174,428
	Davide Campari - Milano SpA	457,009	3,189,931
	De Longhi SpA	305,654	736,983
* #	Digital Multimedia Technologies SpA	24,275	553,511
*	EEMS Italia SpA	4,797	8,224
#	Emak SpA	57,399	288,794
* #	ERG Renew SpA	95,849	124,480
#	ERG SpA	189,613	2,535,074
	Ergo Previdenza SpA	124,622	694,887
*	ErgyCapital SpA	4,794	3,036
	Esprinet SpA	37,000	123,331
*	Eurotech SpA	33,938	138,741

15

* #	Fastweb SpA	25,355	451,107
* #	Fiera Milano SpA	37,863	238,405
	Gefran SpA	31,849	134,913
* #	Gemina SpA	1,186,766	690,286
#	Geox SpA	104,831	773,996
	Gewiss SpA	241,787	976,702
	Granitifiandre SpA	79,737	379,912
	Gruppo Ceramiche Ricchetti SpA	127,131	191,143
*	Gruppo Coin SpA	77,286	183,242
#	Gruppo Editoriale L’Espresso SpA	785,185	1,171,081
#	Hera SpA	958,844	2,113,902
	I Grandi Viaggi SpA	98,547	96,140
#	Immsi SpA	696,806	620,493
* #	Impregilo SpA	1,180,326	3,140,855
#	Indesit Co. SpA	198,550	1,617,655
	Industria Macchine Automatique SpA	70,842	1,339,220
	Industria Romagnola Conduttori Elettrici SpA	43,452	89,156
	Intek SpA	661,259	322,203
	Interpump Group SpA	241,525	1,374,316
	Iride SpA	1,493,670	2,327,093
*	Isagro SpA	10,591	37,843
	Italmobiliare SpA	23,493	964,965
#	Mariella Burani SpA	57,876	766,426
	Marr SpA	127,201	687,424
	Mediolanum SpA	109,024	427,487
	Meliorbanca SpA	249,443	911,655
	Milano Assicurazioni SpA	635,144	2,076,402
	Mirato SpA	36,779	240,822
#	Mondadori (Arnoldo) Editore SpA	361,989	1,273,503
*	Monrif SpA	315,834	178,433
*	Montefibre SpA	182,887	63,528
* #	Nice SpA	14,229	47,883
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	122,887
	Permasteelisa SpA	65,300	950,377
* #	Piaggio & C SpA	353,619	632,405
* #	Pininfarina SpA	82,321	366,110
	Pirelli & Co. SpA	2,040,804	719,546
#	Premafin Finanziaria SpA	1,067,448	1,899,323
*	Prysmian SpA	64,932	787,694
*	RDM Realty SpA	5,771	14,727
	Recordati SpA	390,377	1,845,060
*	Richard-Ginori 1735 SpA	140,800	73,936
#	Sabaf SpA	22,649	466,833
	SAES Getters SpA	30,068	312,651
#	Safilo Group SpA	503,765	495,704
* #	Snai SpA	63,916	190,961
*	Societa Iniziative Autostradali e Servizi SpA	5,586	36,333
#	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375
	Sogefi SpA	173,096	282,718
	Sol SpA	188,464	679,478
*	Sorin SpA	1,079,611	748,099

16

*	Stefanel SpA	216,413	113,477
* #	Tiscali SpA	1,176,229	1,031,961
#	Tod’s SpA	50,479	2,107,336
#	Trevi Finanziaria SpA	121,804	1,415,298
*	Viaggi del Ventaglio SpA	93,237	35,857
	Vianini Industria SpA	59,070	131,189
	Vianini Lavori SpA	175,511	1,045,803
*	Vincenzo Zucchi SpA	144,350	245,648
	Vittoria Assicurazioni SpA	60,673	710,426
TOTAL COMMON STOCKS			94,975,413

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	13,670
*	Negri Bossi SpA Warrants 06/30/10	38,000	1,695
TOTAL RIGHTS/WARRANTS			15,365

TOTAL — ITALY			94,990,778

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#	Aalberts Industries NV	355,012	3,243,280
#	Accell Group NV	33,378	759,109
*	AFC Ajax NV	18,134	141,744
	Amsterdam Commodities NV	60,689	270,523
#	Arcadis NV	180,820	2,139,969
* #	ASM International NV	196,173	1,885,747
*	Atag Group NV	4,630	1,711
	Batenburg Beheer NV	10,306	261,175
#	Beter Bed Holding NV	67,391	717,702
#	Boskalis Westminster CVA	133,054	4,392,541
#	Brunel International NV	63,199	817,325
	Crown Van Gelder NV	18,307	159,102
* #	Crucell NV	230,971	2,688,134
*	Crucell NV ADR	45,768	532,740
	DOCdata NV	22,463	156,445
#	Draka Holding NV	47,528	573,930
#	Eriks Group NV	42,708	1,573,511
	Exact Holding NV	94,955	2,214,595
	Fornix Biosciences NV	29,890	262,469
#	Grontmij NV	75,848	1,653,343
	Imtech NV	248,834	3,801,534
#	Innoconcepts NV	77,911	633,859
*	Jetix Europe NV	129,665	2,192,855
	Kas Bank NV	47,628	765,524
	Kendrion NV	39,829	607,202
	Koninklijke Bam Groep NV	415,704	3,694,748
#	Koninklijke Ten Cate NV	95,407	2,022,840
#	Koninklijke Vopak NV	71,411	2,315,397
* #	Laurus NV	255,159	906,640
#	Macintosh Retail Group NV	43,877	478,851
	Nederlandsche Apparatenfabriek NV	28,810	628,487

17

*	Nedfield NV	1,058	1,080
	Nutreco Holding NV	139,331	4,442,381
#	Oce NV	336,989	1,559,491
#	OPG Groep NV	208,313	2,997,589
	Ordina NV	150,761	791,853
*	Punch Graphix NV	49,509	188,745
* #	Qurius NV	351,539	122,484
	Randstad Holdings NV	25,148	488,820
	Royal Reesink NV	2,050	183,307
	RSDB NV	12,436	276,719
*	Samas NV	435,697	608,925
#	SBM Offshore NV	43,151	759,029
#	Sligro Food Group NV	150,253	3,234,255
	Smit Internationale NV	44,064	2,973,070
	SNS Reaal	101,478	744,411
	Stern Groep NV	1,258	26,999
#	Telegraaf Media Groep NV	168,309	3,212,122
*	Textielgroep Twenthe NV	1,000	3,186
	TKH Group NV	98,188	1,564,927
* #	TomTom NV	83,252	634,624
	Unit 4 Agresso NV	74,403	1,114,489
#	USG People NV	187,078	1,955,342
*	Van der Moolen Holding NV	117,201	398,866
	Wavin NV	61,151	213,397

TOTAL — NETHERLANDS			70,989,143

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Aktiv Kapital ASA	78,617	681,502
	Arendals Fosse Kompani ASA	100	23,194
* #	Blom ASA	80,567	262,809
	Bonheur ASA	65,500	1,256,914
* #	BW Gas, Ltd.	117,729	249,955
* #	BW Offshore, Ltd.	130,779	126,945
#	Camillo Eitze & Co. ASA	58,200	290,716
#	Cermaq ASA	271,512	1,066,764
*	Copeinca ASA	32,494	53,069
* #	Det Norske Oljeselskap ASA	3,050,200	2,053,957
#	DOF ASA	117,912	544,868
	EDB Business Partner ASA	167,534	313,420
*	Eitzen Chemical ASA	68	153
	Ekornes ASA	111,890	1,162,039
*	Ementor ASA	222,782	678,803
	Farstad Shipping ASA	62,940	824,303
	Ganger Rolf ASA	52,803	925,867
*	Gregoire ASA	25,808	2,203
	Havila Shipping ASA	22,400	157,565
* #	IOT Holdings ASA	75,603	7,296
	Kongsberg Gruppen ASA	48,080	2,210,856
*	Kverneland Group ASA	258,080	187,792
#	Leroy Seafood Group ASA	97,100	851,149

18

*	Marine Harvest	1,641,081	265,076
*	Nordic Semiconductor ASA	4,000	11,298
* #	Norse Energy Corp. ASA	1,143,079	580,565
* #	Norske Skogindustrier ASA Series A	320,620	1,105,158
* #	Norwegian Air Shuttle ASA	49,007	214,388
	Odfjell ASA Series A	92,300	711,838
*	ODIM ASA	56,787	346,115
	Olav Thon Eiendomsselskap ASA	12,980	1,014,231
*	Otrum ASA	50,600	37,691
*	PCI Biotech AS	3,357	4,615
* #	Petrolia Drilling ASA	7,426,093	1,222,855
* #	Photocure ASA	33,562	134,745
	Prosafe ASA	549,806	2,043,808
*	Revus Energy ASA	60,749	931,444
	Rieber and Son ASA Series A	106,654	578,184
* #	Roxar ASA	111,454	49,788
	Scana Industrier ASA	294,078	252,965
	Schibsted ASA	65,794	782,616
	Solstad Offshore ASA	58,300	527,171
	SpareBanken 1 SMN	149,010	586,970
	Tandberg ASA Series A	151,863	1,878,915
* #	TGS Nopec Geophysical Co. ASA	429,529	2,388,361
#	Tomra Systems ASA	587,328	2,731,400
#	TTS Marine ASA	41,000	130,267
	Veidekke ASA	310,230	960,379
	Wilh. Wilhelmsen ASA	61,950	890,894

TOTAL — NORWAY			34,313,876

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	68,155	215,750
#	Banco BPI SA	467,800	964,084
*	Banif SGPS SA	60,818	91,104
	Corticeira Amorim	223,729	307,246
	Finibanco Holdings SGPS SA	191,844	819,553
	Ibersol SGPS SA	20,401	138,803
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	276,045
*	Investimentos Participacoes e Gestao SA	319,480	190,808
	Jeronimo Martins SGPS SA	731,945	3,735,278
#	Mota-Engil SGPS SA	341,524	1,097,670
*	Novabase SGPS	65,729	378,736
* #	ParaRede SGPS SA	54,559	55,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,762,548
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,521,793
	Sag Gest - Solucoes Automovel Globais SGPS SA	275,027	506,293
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,251,000
#	Sonae Industria SGPS SA	272,336	717,706
* #	Sonaecom SGPS SA	566,978	880,441
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	133,313
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	680,933
	Toyota Caetano Portugal SA	53,308	676,040

TOTAL — PORTUGAL			17,400,734

19

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
#	Abengoa SA	134,166	1,959,169
	Adolfo Dominguez SA	20,351	184,693
#	Amper SA	88,114	487,121
#	Antena 3 de Television SA	240,050	1,282,119
* #	Avanzit SA	555,254	863,669
* #	Azkoyen SA (5730324)	67,174	315,011
*	Azkoyen SA (B3DJ684)	3,358	15,711
#	Banco de Andalucia SA	9,516	437,073
	Banco de Credito Balear SA	34,397	632,763
#	Banco Guipuzcoano SA	335,442	2,624,740
#	Banco Pastor SA	248,071	2,062,179
*	Baron de Ley SA	13,910	779,183
* #	Bolsas y Mercados Espanoles	107,516	2,623,700
#	Campofrio Alimentacion SA	96,991	1,084,812
#	Cementos Portland Valderrivas SA	30,644	1,115,568
	Compania Vinicola del Norte de Espana SA	16,119	171,224
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,035,963
* #	Corporacion Dermoestetica	65,100	329,040
#	Duro Felguera SA	172,631	914,777
	Ebro Puleva SA	304,797	3,963,045
#	Elecnor SA	198,254	2,344,344
* #	Ercros SA	2,261,056	434,531
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,351,492
* #	General de Alquiler de Maquinaria	32,241	276,212
#	Gestevision Telecinco SA	161,568	1,297,191
	Grupo Catalana Occidente SA	160,495	2,524,102
#	Grupo Empresarial Ence SA	358,144	1,652,846
	Iberia Lineas Aereas de Espana SA	1,381,661	3,259,591
	Iberpapel Gestion SA	25,850	389,234
* #	Inbesos SA	12,494	54,497
#	Indra Sistemas SA	46,045	894,702
	Inmobiliaria del SUR SA (B19DFV2)	2,764	87,785
*	Inmobiliaria del SUR SA (B3CG8V3)	138	4,382
* #	La Seda de Barcelona SA	1,923,682	985,799
	Mecalux SA	59,551	1,041,423
	Miquel y Costas & Miquel SA	26,111	307,429
	Natra SA	85,540	529,473
* #	Natraceutical SA	725,142	557,622
#	NH Hoteles SA	252,650	1,912,537
#	Nicolas Correa SA	26,994	163,030
	Obrascon Huarte Lain SA	130,017	1,633,508
#	Papeles y Cartones de Europa SA	193,369	923,775
	Pescanova SA	25,677	930,082
	Prim SA (B0Z3382)	35,840	263,460
*	Prim SA (B3DJ3T4)	3,584	26,312

20

#	Promotora de Informaciones SA	303,496	1,188,707
	Prosegur Cia de Seguridad SA	87,574	2,487,935
*	Realia Business SA	40,057	111,771
#	Service Point Solutions SA	461,144	538,675
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	282,313
#	Sol Melia SA	206,682	971,147
#	SOS Cuetara SA	346,559	4,826,405
* #	Tavex Algodonera SA	244,131	231,246
*	Technocom Telecom Issue 08	12,437	50,250
*	Tecnicas Reunidas SA	12,462	356,009
* #	Tecnocom Telecomunicaciones y Energia SA	120,404	490,390
#	Tubacex SA	427,191	1,523,327
	Tubos Reunidos SA	422,653	1,120,128
#	Unipapel SA	47,385	617,953
* #	Vertice Trescientos Sesenta Grados SA	57,183	60,304
	Vidrala SA	64,706	1,361,066
#	Viscofan SA	183,430	3,155,006
#	Vocento SA	193,449	1,142,989
* #	Zeltia SA	556,824	2,774,710

TOTAL — SPAIN			72,017,250

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	648,381
#	Acando AB	160,086	229,336
*	Active Biotech AB	83,850	419,485
	Addtech AB Series B	59,000	708,273
	AF AB Series B	47,200	781,321
	Aros Quality Group AB	41,400	154,236
	Atrium Ljungberg AB Series B	15,200	87,624
	Axfood AB	89,350	1,722,073
#	Axis Communications AB	174,894	1,872,732
	B&B Tools AB	77,850	847,456
*	BE Group AB	38,662	113,351
	Beiger Electronics AB	14,700	208,492
	Beijer Alma AB	57,200	497,244
	Bergs Timber AB Series B	17,000	36,475
	Bilia AB Series A	113,425	324,996
	Billerud AB	163,300	921,839
*	BioGaia AB Series B	38,000	168,435
*	Biotage AB	141,240	111,146
*	Biovitrum AB	4,540	33,334
#	Boliden AB	259,224	623,507
	Bong Ljungdahl AB	24,800	50,239
*	Boras Waefveri AB Series B	13,400	10,180
*	Brostrom AB Series B	93,359	687,739
	Cantena AB	56,762	515,462
#	Cardo AB	61,300	889,751
*	Carl Lamm Holding AB	37,870	159,581
	Castellum AB	408,700	2,774,388
	Cloetta AB Series B	28,800	850,605

21

	Concordia Maritime AB Series B	70,300	153,484
	Consilium AB Series B	16,994	84,572
#	D. Carnegie & Co. AB	181,000	492,120
*	DORO AB	1,200	929
#	Elekta AB Series B	302,500	3,825,462
*	Enea Data AB Series B	56,200	187,168
	Fabege AB	391,400	1,551,741
	Fagerhult AB	16,800	300,823
	G & L Beijer AB Series B	27,400	461,062
#	Gunnebo AB	106,800	293,569
	Hakon Invest AB	18,599	212,275
	Haldex AB	72,500	337,996
	Heba Fastighets AB Series B	43,500	270,217
#	Hemtex AB	5,700	21,386
*	Hexpol AB	8,172	32,796
*	HIQ International AB	123,289	394,013
	HL Display AB Series B	57,600	208,088
	Hoganas AB Series B	85,800	1,206,871
	Holmen AB Series B	1,119	31,541
*	Home Capital AB	25,400	207,848
#	Home Properties AB	25,400	248,790
	Industrial & Financial Systems AB Series B	50,260	219,840
	Intrum Justitia AB	180,322	1,781,581
#	JM AB	267,473	1,433,969
*	KappAhl Holding AB	93,099	345,056
	Klovern AB	294,976	592,436
#	Kungsleden AB	412,300	1,994,631
	Lagercrantz Group AB Series B	64,300	188,883
	Lammhults Design Group AB	19,547	117,887
*	LBI International AB	127,651	182,746
#	Lennart Wallenstam Byggnads AB Series B	120,400	956,958
*	Lindab International AB	54,077	414,082
*	Lundin Petroleum AB	3,474	16,585
#	Meda AB Series A	102,190	661,256
*	Medivir AB Series B	44,650	284,905
*	Mekonomen AB	11,461	125,707
*	Midelfart Sonesson AB Series B	4,160	3,208
	Munters AB	181,900	960,396
	NCC AB Series B	216,320	1,767,611
* #	Net Insight AB Series B	924,000	363,017
#	NIBE Industrier AB	192,620	1,045,223
	Nobia AB	421,100	917,433
	Nolato AB Series B	66,440	360,389
	OEM International AB Series B	44,400	239,453
#	ORC Software AB	36,300	369,938
*	Pa Resources AB	357,209	899,468
*	Partnertech AB	28,800	79,389
#	Peab AB Series B	243,200	682,364
	Peab Industri AB	121,800	501,217
	Poolia AB Series B	33,150	104,515
*	Pricer AB Series B	1,711,500	77,750
	ProAct IT Group AB	29,000	120,695

22

* #	Proffice AB	215,400	270,542
	Profilgruppen AB	13,582	73,467
#	Q-Med AB	154,800	636,637
	Rederi AB Transatlantic Series B	93,000	374,022
*	Rezidor Hotel Group AB	25,030	66,549
*	SAS AB	65,075	344,107
*	Scribona AB Series B	226,140	131,637
*	Semcon AB	39,900	135,058
	Sigma AB Series B	25,800	12,099
*	Sintercast AB	11,800	103,154
#	Skistar AB	92,100	827,616
	Studsvik AB	21,900	193,994
	SWECO AB Series B	183,300	1,123,522
#	Trelleborg AB Series B	292,855	1,750,673
#	Uniflex AB Series B	3,630	33,753
	VBG AB Series B	1,084	9,044
*	Vitrolife AB	41,500	126,009
	Wihlborgs Fastigheter AB	63,858	676,191

TOTAL — SWEDEN			51,667,094

SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
	Acino Holding AG	8,398	1,739,138
	AFG Arbonia-Forster Holding AG	4,661	587,431
	Allreal Holding AG	31,773	3,234,954
	Also Holding AG	16,195	590,017
*	Aryzta AG (B39VJC9)	49,848	1,762,325
*	Ascom Holding AG	89,822	583,538
	Bachem Holdings AG	25,672	1,848,608
	Bank Coop AG	30,796	1,988,717
	Bank Sarasin & Cie Series B	172,644	5,080,646
	Banque Cantonale de Geneve	4,021	824,076
	Banque Cantonale du Jura	4,500	245,711
	Banque Cantonale Vaudoise	8,999	2,005,825
	Banque Privee Edmond de Rothschild SA	157	4,058,816
	Barry Callebaut AG	4,546	2,271,793
	Basellandschaftliche Kantonalbank	583	489,178
*	Basilea Pharmaceutica AG	2,629	356,482
	Basler Kantonalbank	5,099	505,393
	Belimo Holdings AG	1,830	1,256,571
*	Bell Holding AG	33	35,626
	Bellevue Group AG	26,524	917,380
	Berner Kantonalbank	24,383	4,770,531
	Bobst Group AG	35,619	1,289,097
	Bossard Holding AG	8,222	456,817
	Bucher Industries AG	32,519	3,513,579
	Calida Holding AG	396	106,105
*	Card Guard AG	32,013	262,074
	Carlo Gavazzi Holding AG	1,065	104,623
*	Centralschweizerische Kraftwerke AG	96	41,391
	Charles Voegele Holding AG	28,617	1,036,949

23

	Clariant AG	756,817	4,695,179
	Compagnie Financiere Tradition	5,052	420,376
	Conzzeta AG	1,375	2,013,381
*	Cytos Biotechnology AG	2,412	73,085
	Daetwyler Holding AG	33,791	1,372,465
	Edipresse SA	1,527	388,469
	EFG International AG	13,169	283,497
*	Eichhof Holding AG	458	139,924
	Elektrizitaets-Gesellschaft Laufenberg AG	3,115	2,992,079
	ELMA Electronic AG	472	201,496
	Emmi AG	13,244	1,257,516
	EMS-Chemie Holding AG	26,147	1,974,364
	Energiedienst Holding AG	80,254	3,457,977
	Feintol International Holding AG	1,601	287,784
	Flughafen Zuerich AG	13,056	3,478,698
#	Forbo Holding AG	5,817	1,430,009
	Fuchs Petrolub AG	19,235	1,271,331
#	Galenica Holding AG	15,281	4,620,503
	George Fisher AG	10,991	2,464,461
	Gurit Holding AG	1,288	578,894
	Helvetia Holding AG	12,462	2,136,290
	Hexagon AB	81,720	529,070
	Implenia AG	48,118	1,373,733
	Industrieholding Cham AG	1,655	397,726
	Interroll-Holding SA	2,404	496,029
	Intershop Holding AG	3,345	838,178
	Jelmoli Holding AG (4382641)	1,477	2,603,020
#	Jelmoli Holding AG (4382652)	2,754	1,035,826
#	Kaba Holding AG	10,381	2,239,133
*	Kardex AG	17,464	500,461
	Komax Holding AG	8,744	567,078
#	Kudelski SA	103,843	1,095,143
	Kuoni Reisen Holding AG	13,201	3,867,768
	Lem Holdings SA	3,546	591,322
	Lonza Group AG	1,055	87,557
#	Luzerner Kantonalbank AG	18,055	3,824,786
	Medisize Holding AG	12,876	601,535
*	Metall Zug AG	151	259,772
	Metraux Services Holdings SA	1,853	160,118
	Mobilezone Holding AG	112,258	726,298
	Orell Fuessli Holding AG	4,930	788,414
*	Parco Industriale e Immobiliare SA	600	1,811
*	Petroplus Holdings AG	9,089	241,995
	Phoenix Mecano AG	2,953	889,458
	PSP Swiss Property AG	141,111	6,105,200
#	Rieters Holdings AG	15,236	2,640,059
	Romande Energie Holding SA	2,758	4,765,169
*	Schaffner Holding AG	1,830	268,803
	Schulthess Group AG	14,148	476,759
	Schweiter Technology AG	4,072	1,340,566
	Schweizerische National Versicherungs Gesellschaft	1,827	993,074
	SIA Abrasives Holding AG	2,312	861,351

24

	Siegfried Holding AG	8,312	646,280
	Sika AG	2,878	2,269,230
	Societa Elettrica Sopracenerina SA	2,340	515,781
	Societe Generale d’Affichage	5,703	690,880
	St. Galler Kantonalbank	8,951	3,125,641
	Sulzer AG	29,261	1,727,566
#	Swiss Prime Site AG	79,934	3,678,283
*	Swisslog Holding AG	775,803	388,867
*	Swissmetal Holding AG	13,504	145,814
	Swissquote Group Holding SA	40,025	1,172,811
	Tamedia AG	14,878	968,795
	Tecan Group AG	38,976	1,749,855
* #	Temenos Group AG	148,205	1,856,172
	Tornos SA	38,028	181,018
	Valiant Holding AG	57,514	9,909,695
	Valora Holding AG	11,656	1,689,966
	Vaudoise Assurances Holdings SA	3,140	448,550
*	Verwaltungs und Privat-Bank AG	562	77,962
	Villars Holding SA	150	70,686
#	Vontobel Holdings AG	94,743	2,120,776
*	VZ Holding AG	266	10,923
	Walliser Kantonalbank	1,416	570,657
	WMH Walter Meier Holding AG	4,738	325,084
	Ypsomed Holdings AG	2,419	173,719
	Zehnder Holding AG	764	594,816
	Zueblin Immobilien Holding AG	76,620	414,947
	Zuger Kantonalbank	613	1,794,688
TOTAL COMMON STOCKS			155,987,843

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	663,447

TOTAL — SWITZERLAND			156,651,290

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000

		Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @	DFA Short Term Investment Fund LP	235,721,235	235,721,235

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730

TOTAL SECURITIES LENDING COLLATERAL			236,014,965

TOTAL INVESTMENTS - (100.0%) (Cost $1,640,244,915)			$1,339,410,761

See accompanying Notes to Financial Statements.

25

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
*	AlarmForce Industries, Inc.	700	$2,323
	Astral Media, Inc. Class A	179,347	4,147,018
* #	Ballard Power Systems, Inc.	356,952	983,225
* #	CanWest Global Communications Corp.	1,235,600	943,128
*	Coastal Contacts, Inc.	146,900	102,378
	Cogeco Cable, Inc.	59,756	1,549,799
	Corus Entertainment, Inc. Class B	266,300	3,115,266
	Dorel Industries, Inc. Class B	102,100	2,244,794
*	Dynetek Industries, Ltd.	14,500	3,008
	easyhome, Ltd.	3,600	32,855
	Forzani Group, Ltd. Class A	122,200	887,124
*	Glacier Media, Inc.	137,200	339,215
	Glentel, Inc.	15,500	115,610
*	Great Canadian Gaming Corp.	279,900	1,161,122
*	Imax Corp.	800	2,489
	Le Chateau, Inc.	75,600	583,324
	Leon’s Furniture, Ltd.	117,977	930,856
	Linamar Corp.	179,780	1,182,822
*	Martinrea International, Inc.	217,878	627,260
*	MDC Partners, Inc. Class A	71,000	313,383
*	MEGA Brands, Inc.	156,300	216,561
	Quebecor, Inc. Class B	154,693	2,524,526
	Reitmans Canada, Ltd.	182,700	2,182,759
*	RONA, Inc.	417,385	4,068,924
#	Torstar Corp. Class B	163,800	1,569,642
	TVA Group, Inc. Class B	7,000	46,461
	Uni-Select, Inc.	50,800	927,238
	Wescast Industries, Inc.	12,300	28,574
*	West 49, Inc.	17,200	5,280
*	Westport Innovations, Inc.	108,239	470,565
Total Consumer Discretionary			31,307,529

Consumer Staples — (2.3%)
	Canada Bread Co., Ltd.	13,000	474,463
*	CoolBrands International, Inc.	38,200	20,601
	Corby Distilleries, Ltd.	49,508	800,967
*	Cott Corp.	512,400	454,881
	Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987
	Maple Leaf Foods, Inc.	254,000	1,742,786
* #	SunOpta, Inc.	149,100	611,096
	Sun-Rype Products, Ltd.	100	622
Total Consumer Staples			6,834,403

1

Energy — (17.1%)
	Akita Drilling, Ltd.	36,500	233,178
* #	Alberta Clipper Energy, Inc.	163,200	144,880
* #	Anderson Energy, Ltd.	251,733	417,710
* #	Antrim Energy, Inc.	487,500	254,812
*	Arawak Energy, Ltd.	146,648	97,335
*	Argosy Energy, Inc.	11,475	21,231
*	Arsenal Energy, Inc.	124,600	27,912
* #	Bankers Petroleum, Ltd.	641,232	627,772
*	Berens Energy, Ltd.	208,200	100,187
*	Birchcliff Energy, Ltd.	326,600	1,609,561
* #	BNK Petroleum, Inc.	136,440	47,544
* #	Bow Valley Energy, Ltd.	284,900	236,373
*	Breaker Energy, Ltd.	120,500	651,838
	Calfrac Well Services, Ltd.	92,764	1,171,383
* #	Calvalley Petroleum, Inc.	287,939	355,952
* #	Canadian Superior Energy, Inc.	433,456	672,499
*	Candax Energy, Inc.	495,000	114,992
*	Canyon Services Group, Inc.	19,000	19,705
*	CE Franklin, Ltd.	20,400	101,721
*	Celtic Exploration, Ltd.	110,700	1,014,880
*	Cinch Energy Corp.	147,000	107,326
* #	Coalcorp Mining, Inc.	1,081,671	646,149
*	Comaplex Minerals Corp.	77,100	150,324
*	Compton Petroleum Corp.	352,300	730,731
* #	Connacher Oil & Gas, Ltd.	753,500	1,156,538
* #	Corridor Resources, Inc.	297,380	614,350
*	Crew Energy, Inc.	240,536	1,353,052
*	Delphi Energy Corp.	222,500	182,755
* #	Denison Mines Corp.	697,431	885,314
*	Ember Resources, Inc.	26,480	17,356
*	Fairborne Energy, Ltd.	230,900	1,373,561
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,553,193
*	Flint Energy Services, Ltd.	139,000	801,502
* #	Galleon Energy, Inc. Class A	250,037	1,333,890
*	Great Plains Exploration, Inc.	31,900	9,396
*	Grey Wolf Exploration, Inc.	102,628	68,969
*	Highpine Oil & Gas, Ltd.	208,209	1,122,840
* #	Iteration Energy, Ltd.	608,800	1,192,042
* #	Ivanhoe Energy, Inc.	726,200	771,207
*	MGM Energy Corp.	14,000	2,555
* #	Midnight Oil Exploration, Ltd.	44,300	33,079
* #	Nuvista Energy, Ltd.	250,321	2,228,445
*	Open Range Energy Corp.	96,600	172,314
*	Pacific Rubiales Energy Corp.	89,306	333,425
*	Paramount Resources, Ltd. Class A	126,300	937,845
#	Pason Systems, Inc.	219,400	2,251,703
	Pengrowth Energy Trust	12,697	137,051
* #	ProEx Energy, Ltd.	192,800	1,981,907
* #	Profound Energy, Inc.	117,500	100,411
*	ProspEx Resouces, Ltd.	150,468	187,258
	Pulse Data, Inc.	153,024	253,919
*	Pure Energy Services, Ltd.	20,800	50,046
* #	Questerre Energy Corp.	622,200	769,168
*	Rock Energy, Inc.	31,600	49,813
	Savanna Energy Services Corp.	215,313	1,786,385

2

	ShawCor, Ltd.	207,300	3,138,824
*	Storm Exploration, Inc.	132,500	1,264,208
*	Technicoil Corp.	148,700	54,284
*	Transglobe Energy Corp.	176,500	383,664
#	Trican Well Service, Ltd.	288,471	2,704,490
	Trinidad Drilling, Ltd.	96,600	544,993
* #	TriStar Oil and Gas, Ltd.	366,841	3,119,655
* #	TUSK Energy Corp.	271,200	276,758
* #	UEX Corp.	501,588	332,922
* #	Uranium One, Inc.	1,767,600	1,495,853
* #	UTS Energy Corp.	1,586,130	1,210,686
* #	Verenex Energy, Inc.	97,300	427,045
*	Vero Energy, Inc.	97,700	553,631
*	West Energy, Ltd.	226,700	421,313
*	Xtreme Coil Drilling Corp.	69,300	218,485
	ZCL Composite, Inc.	87,900	331,093
Total Energy			50,745,188

Financials — (6.5%)
#	AGF Management, Ltd. Class B	323,111	3,557,356
#	Canaccord Capital, Inc.	204,300	1,023,788
#	Canadian Western Bank	199,000	3,044,520
	Clairvest Group, Inc.	1,900	20,414
#	DundeeWealth, Inc.	51,100	256,072
	EGI Financial Holdings, Inc.	14,650	97,237
	Equitable Group, Inc.	41,800	433,849
*	Firstservice Corp.	11,300	137,629
#	Gluskin Shef & Associates, Inc.	38,900	299,504
	Home Capital Group, Inc.	111,700	2,586,532
	Kingsway Financial Services, Inc.	207,600	1,176,394
	Laurentian Bank of Canada	88,500	3,001,643
#	Northbridge Financial Corp.	73,600	1,827,024
*	Pacific and Western Credit Corp.	9,000	24,342
	Quest Capital Corp.	725,001	824,070
	Rentcash, Inc.	41,800	208,081
#	Sceptre Invesment Counsel, Ltd.	36,300	221,059
	Western Financial Group, Inc.	163,700	403,376
Total Financials			19,142,890

Health Care — (5.5%)
*	Adaltis, Inc.	57,500	2,862
*	AEterna Zentaris, Inc.	124,800	56,948
* #	Angiotech Pharmaceuticals, Inc.	1,617,000	469,551
* #	BioMS Medical Corp.	252,300	450,050
	Biovail Corp.	484,920	4,168,067
*	Cangene Corp.	172,800	559,130
* #	Cardiome Pharma Corp.	255,300	1,158,625
*	CryoCath Technologies, Inc.	129,800	935,835
*	DiagnoCure, Inc.	73,000	84,792
*	Labopharm, Inc.	265,000	189,082
*	Logibec Group Informatique	1,800	20,534
* #	MDS, Inc.	437,208	4,566,870
* #	Neurochem, Inc.	71,500	35,593
*	Novadaq Technologies, Inc.	11,000	15,971
*	Oncolytics Biotech, Inc.	82,000	111,574

3

*	Paladin Labs, Inc.	36,600	285,136
*	Parkbridge Lifestyles Communities, Inc.	56,400	156,290
*	Patheon, Inc.	304,900	500,873
*	ProMetic Life Sciences, Inc.	861,300	85,751
* #	QLT, Inc.	200,600	519,267
* #	Resverlogix Corp.	83,900	201,867
*	SXC Health Solutions Corp.	81,061	1,061,937
* #	Theratechnologies, Inc.	214,700	343,791
*	Transition Therapeutics, Inc.	73,933	230,638
Total Health Care			16,211,034

Industrials — (6.1%)
	Aecon Group, Inc.	180,000	1,121,546
*	Alexco Resource Corp.	95,500	96,665
*	ATS Automation Tooling System, Inc.	285,717	865,234
*	Avcorp Industries, Inc.	400	192
*	Bennett Environmental, Inc.	233,804	46,555
*	Buhler Industries, Inc.	1,468	6,699
#	Clarke, Inc.	99,356	346,217
*	Discovery Air, Inc. Class A	307,100	81,533
	Exco Technologies, Ltd.	9,700	18,349
* #	Garda World Security Corp. Class A	113,700	152,820
*	GLV, Inc.	4,800	16,368
*	Heroux-Devtek, Inc.	84,400	301,804
* #	Hydrogenics Corp.	361,330	203,853
* #	Intermap Technologies, Ltd.	113,894	235,291
*	Magellan Aerospace Corp.	215,460	232,389
	Marsulex, Inc.	47,900	376,349
	Richelieu Hardware, Ltd.	48,500	643,823
*	Royal Laser Corp.	138,300	45,897
	Russel Metals, Inc.	195,900	3,518,821
*	Stantec, Inc.	154,600	2,481,963
*	The Churchill Corp.	52,713	294,769
	Toromont Industries, Ltd.	214,900	4,066,929
	Transat A.T., Inc. Class A	2,400	24,153
	Transcontinental, Inc. Class A	226,928	2,296,956
*	Vector Aerospace Corp.	59,300	245,997
*	Vitran Corp., Inc.	20,200	165,917
*	West Timmins Mining, Inc.	269,700	51,465
Total Industrials			17,938,554

Information Technology — (6.7%)
*	20-20 Technologies, Inc.	20,500	41,670
*	Aastra Technologies, Ltd.	54,000	463,702
* #	Absolute Software Corp.	137,400	444,586
* #	AXIA NetMedia Corp.	181,567	262,114
*	Belzberg Techologies, Inc.	18,500	32,847
	Calian Technologies, Ltd.	9,800	69,111
*	Celestica, Inc.	750,707	3,631,147
*	Certicom Corp.	52,700	48,970
*	COM DEV International, Ltd.	184,900	559,931
	Computer Modelling Group, Ltd.	38,500	229,984
	Constellation Software, Inc.	19,500	404,302
	Dalsa Corp.	59,000	299,577
*	Divestco, Inc.	73,700	36,688

4

	Enghouse Systems, Ltd.	26,650	117,187
	Evertz Technologies, Ltd.	116,100	1,299,418
*	Exfo Electro-Optical Engineering, Inc.	119,900	345,186
	Gennum Corp.	91,200	537,227
*	Hemisphere GPS, Inc.	196,500	290,193
* #	Kaboose, Inc.	403,800	207,713
* #	MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942
*	March Networks Corp.	207,872	372,524
	Matrikon, Inc.	72,400	117,733
*	Miranda Technologies, Inc.	78,841	491,898
	MKS, Inc.	55,300	53,222
	Mosaid Technologies, Inc.	34,600	240,561
*	Norsat International, Inc.	5,700	3,310
* #	Open Text Corp.	181,300	4,596,804
*	Points International, Ltd.	355,081	144,354
* #	Sierra Wireless, Inc.	127,100	1,107,235
	Softchoice Corp.	49,571	197,412
*	The Descartes Systems Group, Ltd.	124,300	340,322
*	Tundra Semiconductor Corp.	61,250	165,156
*	Vecima Network, Inc.	31,908	135,013
* #	Webtech Wireless, Inc.	279,500	306,098
*	Wi-LAN, Inc.	320,200	334,732
* #	Zarlink Semiconductor, Inc.	1,004,386	316,657
Total Information Technology			19,983,526

Materials — (21.5%)
* #	Alamos Gold, Inc.	327,500	1,350,431
*	Almaden Minerals, Ltd.	108,300	82,665
* #	Altius Minerals Corp.	112,600	474,577
	Amerigo Resources, Ltd.	411,965	205,077
* #	Anvil Mining, Ltd.	214,740	308,222
* #	Apollo Gold Corp.	203,412	30,378
*	Aquiline Resources, Inc.	224,900	192,190
*	Atna Resource, Ltd.	126,947	34,230
*	Atrium Innovations, Inc.	84,100	731,941
* #	Augusta Resource Corp.	258,674	272,560
*	Aurizon Mines, Ltd.	508,200	737,866
* #	Baffinland Iron Mines Corp.	461,210	149,234
*	Baja Mining Corp.	405,400	107,631
*	Caledonia Mining Corp.	463,100	28,816
*	Canadian Gold Hunter Corp.	145,136	50,574
*	Canadian Zinc Corp.	237,200	48,215
#	Canam Group, Inc. Class A	158,700	934,846
* #	Canfor Corp.	310,074	1,767,368
* #	Capstone Mining Corp.	251,165	225,055
*	Cardero Resource Corp.	151,560	203,706
	Cascades, Inc.	235,076	953,722
* #	Catalyst Paper Corp.	1,675,887	542,268
	CCL Industries, Inc. Class B	93,600	2,329,710
*	Claude Resources, Inc.	1,133,600	357,395
* #	Crystallex International Corp.	1,355,025	528,384
*	Dundee Precious Metals, Inc.	223,854	445,739
* #	Eastern Platinum, Ltd.	2,320,390	693,056
* #	Eastmain Resources, Inc.	228,714	132,830
* #	Endeavour Silver Corp.	147,700	136,022

5

*	Enerchem International, Inc.	6,300	3,554
*	Entree Gold, Inc.	255,400	199,184
* #	Equinox Minerals, Ltd.	1,433,890	1,272,930
*	Erdene Resource Development Corp.	113,089	21,580
* #	Etruscan Resources, Inc.	333,375	157,657
* #	Euro Goldfields, Ltd.	488,160	611,567
*	Far West Mining, Ltd.	153,396	136,177
*	Farallon Resources, Ltd.	987,400	163,843
*	First Nickel, Inc.	300	14
* #	Formation Capital Corp.	480,200	67,729
* #	Forsys Metals Corp.	199,402	870,202
*	Fortune Minerals, Ltd.	77,000	39,608
* #	Fraser Papers, Inc.	119,500	114,017
* #	Fronteer Development Group, Inc.	325,800	648,735
* #	Glencairn Gold Corp.	200,381	24,937
*	Globestar Mining Corp.	296,306	120,460
	Goldcorp, Inc.	44,422	830,727
* #	Golden Star Resources, Ltd.	855,400	801,960
* #	Grande Cache Coal Corp.	245,800	342,607
* #	Great Basin Gold, Ltd.	822,890	826,099
* #	Guyana Goldfields, Inc.	161,052	133,620
* #	Hanfeng Evergreen, Inc.	133,891	553,204
#	Harry Winston Diamond Corp.	219,100	2,135,921
*	HudBay Minerals, Inc.	440,721	1,989,150
	IAMGOLD Corp.	1,117,000	3,706,961
* #	Imperial Metals Corp.	69,090	131,267
* #	Inter-Citic Minerals, Inc.	215,625	51,880
*	International Forest Products, Ltd. Series A	166,200	427,462
	International Royalty Corp.	280,680	419,169
*	Intertape Polymer Group, Inc.	152,600	310,188
*	Ivernia, Inc.	414,560	27,516
* #	Jinshan Gold Mines, Inc.	443,500	183,979
*	Kimber Resources, Inc.	21,200	14,247
#	Kinross Gold Corp.	107,361	1,117,880
* #	Kirkland Lake Gold, Inc.	164,980	540,671
* #	Lake Shore Gold Corp.	474,700	295,383
*	Laramide Resources, Ltd.	241,000	243,939
* #	Lundin Mining Corp.	783,800	1,170,530
	Major Drilling Group International, Inc.	84,100	1,151,988
*	MDN, Inc.	242,980	120,956
* #	Mega Uranium, Ltd.	527,400	371,932
*	Metallic Ventures Gold, Inc.	200	45
	Methanex Corp.	213,400	2,423,833
*	Migao Corp.	137,000	419,423
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	465,146
#	Norbord, Inc.	309,200	484,849
* #	North American Palladium, Ltd.	199,710	311,503
*	Northgate Minerals Corp.	937,300	598,790
#	Nova Chemicals Corp.	262,000	3,401,892
*	Nuinsco Resources, Ltd.	19,000	1,261
*	Orvana Minerals Corp.	118,300	42,204
*	Pan Amer Silver Corp.	213,700	2,436,106
* #	PDX Resources, Inc.	203,200	106,211
*	Pelangio Exploration, Inc.	200,000	9,956

6

*	Petaquilla Minerals, Ltd.	257,380	160,155
*	Platinum Group Metals, Ltd.	173,987	158,787
*	Polaris Miner Corp.	16,700	22,169
* #	PolyMet Mining Corp.	359,777	459,684
*	Quadra Mining, Ltd.	242,250	1,004,937
* #	Queenston Mining, Inc.	153,125	139,747
*	Redcorp Ventures, Ltd.	1,458,600	72,609
* #	Resin Systems, Inc.	508,980	88,680
*	Richmont Mines, Inc.	22,200	36,837
* #	Rubicon Minerals Corp.	414,515	398,936
	Samuel Manu-Tech, Inc.	20,400	151,989
* #	Scorpio Mining Corp.	267,400	68,775
* #	SEMAFO, Inc.	549,965	401,534
* #	Shore Gold, Inc.	837,013	437,500
* #	Silver Standard Resources, Inc.	223,892	1,905,859
*	Silver Wheaton Corp.	151,700	528,615
#	Silvercorp Metals, Inc.	454,700	882,766
* #	Starfield Resources, Inc.	953,115	205,600
	Stella-Jones, Inc.	27,800	444,459
*	Stornoway Diamond Corp.	1,039,722	103,515
*	Suramina Resources, Inc.	5,700	1,182
*	Tahera Diamond Corp.	235,400	1,953
* #	Tanzanian Royalty Exploration Corp.	276,013	597,688
* #	Taseko Mines, Ltd.	649,000	608,454
* #	Tembec, Inc.	23,304	32,095
*	Thompson Creek Metals Company, Inc.	445,400	2,642,172
* #	Timminco, Ltd.	194,700	1,098,449
* #	Treasury Metals, Inc.	42,999	5,708
*	Virginia Mines, Inc.	21,000	48,436
*	Wesdome Gold Mines, Ltd.	86,000	49,946
	West Fraser Timber Co., Ltd.	116,616	3,097,053
* #	Western Canadian Coal Corp.	280,608	419,061
	Winpak, Ltd.	52,998	319,228
Total Materials			63,701,935

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	71,683

Utilities — (0.8%)
* #	BioteQ Environmental Technologies, Inc.	191,000	206,007
*	Boralex, Inc. Class A	81,100	487,825
* #	Canadian Hydro Developers, Inc.	492,100	1,343,242
* #	MAXIM Power Corp.	88,600	231,552
	Pacific Northern Gas, Ltd.	3,900	52,257
Total Utilities			2,320,883

TOTAL COMMON STOCKS			228,257,625

RIGHTS/WARRANTS — (0.0%)
* #	Kinross Gold Corp. Warrants 09/03/13	48,397	76,292
*	Argosy Energy, Inc. Rights 11/14/08	5,737	—
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	874
* #	Tembec, Inc. Warrants 03/03/12	7,566	2,495
TOTAL RIGHTS/WARRANTS			79,661

7

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	2,496,000

		Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§ @	DFA Short Term Investment Fund LP	64,287,911	64,287,911

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140

TOTAL SECURITIES LENDING COLLATERAL			65,389,051

TOTAL INVESTMENTS - (100.0%) (Cost $582,126,285)			$296,222,337

See accompanying Notes to Financial Statements.

8

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$7,023
	BBVA Banco Frances SA	6,152	5,252
*	Capex SA Series A	108,079	71,310
*	Celulosa Argentina SA Series B	1	—
*	Endesa Costanera SA Series B	76,100	44,044
*	Gas Natural Ban SA	345,000	148,758
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	94,021
	Ledesma S.A.A.I.	242,632	224,684
*	MetroGas SA Series B	50,000	7,524
*	Molinos Rio de la Plata SA Series B	596,060	1,535,166
	Siderar S.A.I.C. Series A	649,191	3,193,719
	Solvay Indupa S.A.I.C.	375,000	252,850

TOTAL — ARGENTINA			5,584,351

BRAZIL — (16.0%)
COMMON STOCKS — (6.5%)
	Brasil Telecom Participacoes SA	59,520	1,277,489
	Companhia de Bebidas das Americas	85,924	3,168,460
	Companhia Siderurgica Nacional SA	502,476	6,684,218
	CPFL Energia SA	1,935	28,491
#	Empresa Brasileira de Aeronautica SA ADR	330,900	6,922,428
	Perdigao SA ADR	457,126	13,370,936
	Petroleo Brasilerio SA ADR (71654V101)	1,934,642	42,697,549
	Petroleo Brasilerio SA ADR (71654V408)	1,223,746	32,906,530
	Souza Cruz SA	95,874	1,662,583
	Tele Norte Leste Participacoes SA	59,254	929,904
	Tractebel Energia SA	164,900	1,301,542
*	Vivo Participacoes SA	16,035	173,931
	Vivo Participacoes SA ADR	2,500	27,350
	Weg SA	310,566	1,763,195
TOTAL COMMON STOCKS			112,914,606

PREFERRED STOCKS — (9.5%)
#	Aracruz Celulose SA Series B	102,635	126,014
	Banci Itau Holding Financeira SA	1,507,125	16,278,202
	Banco Bradesco SA	1,636,841	18,774,751
	Brasil Telecom Participacoes SA	222,326	1,557,770
	Brasil Telecom Participacoes SA ADR	10,165	348,151
	Brasil Telecom SA	234,762	1,397,844
#	Braskem SA Preferred A Sponsored ADR	497,900	4,296,877

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	229,600	6,871,928
	Companhia de Bebidas das Americas	83	3,486
#	Companhia de Bebidas das Americas Preferred ADR	162,700	6,914,750
	Companhia Energetica de Minas Gerais	327,798	4,993,000
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	338,270
	Companhia Vale do Rio Doce Series A	2,173,591	25,212,251
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	3,799,895
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	5,980
	Gerdau SA	756,268	4,810,234
	Gerdau SA Sponsored ADR	2,037,600	13,061,016
	Metalurgica Gerdau SA	296,550	2,645,886
#	Net Servicos de Comunicacao SA Preferred ADR	982,327	6,424,419
#	Sadia SA ADR	1,234,266	7,479,652
	Tele Norte Leste Participacoes SA	180,034	2,434,801
	Tele Norte Leste Participacoes SA ADR	137,000	1,860,460
	Telecomunicacoes de Sao Paulo SA	247,800	5,490,145
	Telemar Norte Leste SA	63,412	1,545,421
#	Ultrapar Participacoes SA Sponsored ADR	173,754	3,214,449
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	113,178
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	2,901,680
	Unibanco-Uniao de Bancos Brasileiros Units SA	806,260	4,986,792
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	4,367,845
*	Vivo Participacoes SA	132,854	1,445,977
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	11,916,290
TOTAL PREFERRED STOCKS			165,617,414

TOTAL — BRAZIL			278,532,020

CHILE — (3.2%)
COMMON STOCKS — (3.2%)
#	Banco de Chile Series F ADR	49,895	1,576,680
	Banco Santander Chile SA ADR	73,998	2,649,129
*	Colbun SA	1,731,270	262,704
	Compania Cervecerias Unidas SA ADR	63,800	1,705,374
	Compania Telecomunicaciones de Chile SA Sponsored ADR	302,304	2,052,644
#	Distribucion y Servicio D&S SA ADR	208,828	3,719,227
	Embotelladora Andina SA Series A ADR	28,300	284,415
	Embotelladora Andina SA Series B ADR	46,400	549,840
#	Empresa Nacional de Electricidad SA Sponsored ADR	262,585	9,768,162
	Empresas Copec SA	20,500	169,602
	Enersis SA Sponsored ADR	1,398,003	20,131,243
#	Lan Airlines SA Sponsored ADR	299,002	3,016,930
	Masisa SA	706,560	53,733
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	7,996,566
#	Vina de Concha y Toro SA Sponsored ADR	58,550	1,607,198

TOTAL — CHILE			55,543,447

2

CHINA — (4.8%)
COMMON STOCKS — (4.8%)
#	Bank of China, Ltd.	60,844,000	17,765,768
#	Beijing Capital International Airport Co., Ltd.	9,832,000	5,544,166
	Beijing Enterprises Holdings, Ltd.	50,000	197,467
#	Byd Co., Ltd.	272,900	463,829
*	China High Speed Transmission Equipment Group Co., Ltd.	561,000	445,663
	China Mobile, Ltd. Sponsored ADR	54,000	2,370,060
	China Power International Development, Ltd.	1,633,000	300,624
	China Resources Enterprise, Ltd.	7,139,000	14,213,048
	China Resources Power Holdings Co., Ltd.	956,000	1,868,365
	China Travel International Investment Hong Kong, Ltd.	3,830,000	543,203
	Citic Pacific, Ltd.	17,336,000	14,098,717
*	CITIC Resources Holdings, Ltd.	3,666,000	278,841
	CNOOC, Ltd.	45,000	36,949
*	Country Garden Holdings Co.	2,395,000	425,439
	Dalian Port (PDA) Co., Ltd.	1,070,000	243,454
	FU JI Food & Catering Services	289,000	152,986
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	279,852
	Harbin Power Equipment Co., Ltd.	908,000	504,918
	HKC (Holdings), Ltd.	4,797,213	264,272
	Hopson Development Holdings, Ltd.	818,000	273,328
#	Huadian Power International Corp.	694,000	128,113
#	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	14,393,223
	Jiangsu Express Co., Ltd.	628,000	439,258
	Li Ning Co., Ltd.	467,500	578,554
*	Semiconductor Manufacturing International Corp. ADR	275,643	270,130
	Shenzhen Expressway Co., Ltd.	744,000	253,266
	Shenzhen International Holdings, Ltd.	9,752,500	329,187
	Sinotrans, Ltd.	1,852,000	415,858
	TPV Technology, Ltd.	1,848,000	366,902
	Travelsky Technology, Ltd.	740,000	178,052
#	ZTE Corp.	2,575,560	5,823,863

TOTAL — CHINA			83,447,355

CZECH REPUBLIC — (1.9%)
COMMON STOCKS — (1.9%)
	CEZ A.S.	323,973	14,169,330
	Komercni Banka A.S.	15,737	2,396,183
	Telefonica 02 Czech Republic A.S.	704,007	15,044,164
	Zentiva NV	38,106	2,222,897

TOTAL — CZECH REPUBLIC			33,832,574

HUNGARY — (2.3%)
COMMON STOCKS — (2.3%)
	Egis Gyogyszergyar NYRT	69,355	3,430,423
#	ELMU NYRT	185	20,428
	Magyar Telekom Telecommunications P.L.C.	714,375	2,260,280
#	MOL Hungarian Oil & Gas NYRT	108,224	5,855,120
* #	OTP Bank NYRT	719,020	11,908,444
#	Richter Gedeon NYRT	115,808	16,000,427
	Tiszai Vegyi Kombinat NYRT	63,988	1,081,984

TOTAL — HUNGARY			40,557,106

3

INDIA — (9.4%)
COMMON STOCKS — (9.4%)
	Adani Enterprises, Ltd.	51,000	397,048
	Aditya Birla Nuvo, Ltd.	5,819	66,189
	Ambuja Cements, Ltd.	1,162,146	1,463,275
	Apollo Hospitals Enterprise, Ltd.	21,437	173,264
	Asea Brown Boveri India, Ltd.	97,291	1,080,496
	Asian Paints (India), Ltd.	75,936	1,488,931
	Aventis Pharma, Ltd.	3,628	53,036
	Axis Bank, Ltd.	349,044	4,040,524
	Bajaj Auto, Ltd. (6124142)	62,764	434,320
	Bajaj Auto, Ltd. (B2QKXW0)	98,754	1,112,019
	Bajaj Finserv, Ltd.	59,835	147,135
*	Bharti Airtel, Ltd.	61,000	817,712
	Cadila Healthcare, Ltd.	43,070	226,147
	Cipla, Ltd.	752,827	2,742,215
	Colgate-Palmolive (India), Ltd.	84,376	654,861
	Crompton Greaves, Ltd.	184,828	583,419
	Cummins India, Ltd.	107,892	456,571
	Dabur India, Ltd.	308,253	511,176
	Divi’s Laboratories, Ltd.	31,510	723,291
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,535,501
	Dr. Reddy’s Laboratories, Ltd. ADR	89,614	758,134
	EIH, Ltd.	165,150	289,653
	Exide Industries, Ltd.	202,666	206,681
	Gail India, Ltd.	57,000	251,263
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,311,861
	Glenmark Pharmaceuticals, Ltd.	140,860	833,670
	Godrej Consumer Products, Ltd.	109,632	222,640
	Great Eastern Shipping Co., Ltd.	110,304	494,576
	HCL Technologies, Ltd.	311,688	1,114,384
	HDFC Bank, Ltd.	386,733	8,227,909
#	HDFC Bank, Ltd. ADR	47,240	3,098,944
	Hero Honda Motors, Ltd. Series B	219,870	3,380,880
	Hindustan Unilever, Ltd.	1,921,894	8,736,163
	Indian Hotels Co., Ltd.	556,861	528,696
	Infosys Technologies, Ltd.	657,429	19,010,875
	Infosys Technologies, Ltd. Sponsored ADR	250,600	7,347,592
	Infrastructure Development Finance Co., Ltd.	1,931	2,320
	ITC, Ltd.	2,007,345	6,339,447
	Jammu & Kashmir Bank, Ltd.	9,547	74,323
	Jindal Steel & Power, Ltd.	104,510	1,721,111
	JSW Steel, Ltd.	106,526	673,308
	Jubilant Organosys, Ltd.	90,060	305,079
	Larsen & Toubro, Ltd.	433,176	7,206,518
	Lupin, Ltd.	53,780	730,853
	Mahindra & Mahindra, Ltd.	254,183	1,956,792
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	663,527
	Maruti Suzuki India, Ltd.	129,741	1,517,516
*	Matrix Laboratories, Ltd.	63,511	90,839

4

Motor Industries Co., Ltd.	22,318	1,480,156
Nirma, Ltd.	66,235	124,242
Pantaloon Retail India, Ltd.	9,760	40,820
Petronet LNG, Ltd.	97,953	76,775
Piramal Healthcare, Ltd.	76,008	349,903
Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	163,542
Ranbaxy Laboratories, Ltd.	221,915	774,509
Reliance Capital, Ltd.	86,097	1,164,296
Reliance Communications, Ltd.	1,071,955	4,905,008
Reliance Energy, Ltd.	191,590	1,813,786
Reliance Industries, Ltd.	1,030,847	29,122,041
* Reliance Natural Resources, Ltd.	1,099,793	988,284
Satyam Computer Services, Ltd.	772,898	4,875,528
Sesa Goa, Ltd.	534,990	886,528
Shree Cement, Ltd.	2,872	23,062
Siemens India, Ltd.	153,743	827,065
Sterlite Industries (India), Ltd. Series A	431,495	2,553,212
* Sun Pharma Advanced Research Co., Ltd.	105,040	112,245
Sun Pharmaceuticals Industries, Ltd.	146,188	3,396,720
Tata Chemicals, Ltd.	106,220	343,942
Tata Consultancy Services, Ltd.	378,487	4,221,590
Tata Power Co., Ltd.	144,515	2,057,124
Tata Tea, Ltd.	8,903	92,900
Thermax, Ltd.	46,429	307,763
Titan Industries, Ltd.	7,547	157,841
United Phosphorus, Ltd.	69,388	151,455
United Spirits, Ltd.	21,912	404,014
Videsh Sanchar Nigam, Ltd.	105,825	1,075,026
Wipro, Ltd.	440,456	2,464,641
Zee Entertainment Enterprises, Ltd.	402,083	1,270,937
Zee News, Ltd.	239,188	189,157
TOTAL COMMON STOCKS		162,216,796

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	347,069

RIGHTS/WARRANTS — (0.0%)
* Dish TV (India), Ltd. Rights 2008	368,092	—

TOTAL — INDIA		162,563,865

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Aneka Tambang Tbk	2,782,000	261,909
PT Astra International Tbk	15,468,561	12,876,057
* PT Bakrie & Brothers Tbk	21,200,000	282,018
PT Bank Central Asia Tbk	9,860,000	2,389,612
PT Bank Danamon Indonesia Tbk	1,762,000	417,557
* PT Bank Pan Indonesia Tbk	12,348,500	585,821
PT Berlian Laju Tanker Tbk	3,803,000	218,773

5

PT Bumi Resources Tbk	16,615,000	3,315,378
* PT Holcim Indonesia Tbk	13,611,000	560,722
PT Indocement Tunggal Prakarsa Tbk	875,000	286,899
PT Indosat Tbk	5,352,500	2,567,321
PT Kalbe Farma Tbk	7,288,500	247,486
PT Lippo Karawaci Tbk	28,822,750	1,593,080
* PT Medco Energi International Tbk	2,543,500	498,469
* PT Panasia Indosyntec Tbk	75,100	2,756
PT Semen Gresik Tbk	3,194,500	862,973
PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	153,110
PT Telekomunikasi Indonesia Tbk	15,037,640	7,523,134
PT Unilever Indonesia Tbk	3,681,500	2,512,385

TOTAL — INDONESIA		37,155,460

ISRAEL — (5.3%)
COMMON STOCKS — (5.3%)
Africa-Israel Investments, Ltd.	21,821	324,907
Bank Hapoalim B.M.	6,655,731	15,071,355
Bank Leumi Le-Israel	5,633,015	14,777,977
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,276,573
Clal Industries, Ltd.	23,420	62,134
Clal Insurance Enterprise Holdings, Ltd.	1,996	17,531
Delek Group, Ltd.	4,584	299,372
Discount Investment Corp.	43,272	505,444
Elbit Systems, Ltd.	51,399	2,458,338
* First International Bank of Israel, Ltd. (6123804)	133,659	150,555
* First International Bank of Israel, Ltd. (6123815)	36,426	199,379
IDB Development Corp., Ltd. Series A	10,449	121,725
IDB Holding Corp., Ltd.	36,578	576,775
Israel Chemicals, Ltd.	837,943	8,451,396
Israel Discount Bank Series A	232,575	228,494
Koor Industries, Ltd.	1	18
Makhteshim-Agan Industries, Ltd.	545,196	2,064,460
Migdal Insurance Holdings, Ltd.	495,258	338,023
Osem Investment, Ltd.	67,801	774,549
Partner Communications Co., Ltd.	124,006	2,271,401
Strauss Group, Ltd.	55,697	568,960
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	869,167	37,269,881
United Mizrahi Bank, Ltd.	490,955	2,570,134

TOTAL — ISRAEL		92,379,381

MALAYSIA — (4.0%)
COMMON STOCKS — (4.0%)
Affin Holdings Berhad	312,600	107,457
AMMB Holdings Berhad	540,359	329,369
Asiatic Development Berhad	276,600	246,172
Batu Kawan Berhad	15,000	30,273
Berjaya Sports Toto Berhad	749,900	930,027
Boustead Holdings Berhad	113,900	79,688
British American Tobacco Berhad	239,100	2,768,117

6

	Bumiputra-Commerce Asset Holdings Berhad	3,095,227	5,392,902
	Digi.Com Berhad	495,162	2,576,259
	EON Capital Berhad	175,500	171,580
	Fraser & Neave Holdings Berhad	61,000	142,233
	Genting Berhad	3,086,500	3,981,916
	Hong Leong Bank Berhad	820,150	1,219,120
	Hong Leong Financial Group Berhad	548,429	595,374
	IJM Corp. Berhad	79,000	57,347
	IOI Corp. Berhad	5,147,195	4,080,125
	IOI Properties Berhad	302,600	220,015
	KLCC Property Holdings Berhad	778,600	596,398
	Kuala Lumpur Kepong Berhad	814,200	1,904,922
	Lafarge Malayan Cement Berhad	259,580	209,951
	Malayan Banking Berhad	538,175	819,927
	Malaysian Airlines System Berhad	599,367	482,983
	Malaysian Pacific Industries Berhad	152,900	275,487
	MISC Berhad	2,124,832	4,893,976
	MMC Corp. Berhad	1,503,800	843,812
	Nestle (Malaysia) Berhad	217,200	1,648,248
	Oriental Holdings Berhad	241,300	311,850
	Parkson Holdings Berhad	182,650	173,230
	Petronas Dagangan Berhad	445,100	842,894
	Petronas Gas Berhad	886,800	2,452,339
	Plus Expressways Berhad	2,589,600	1,945,687
	PPB Group Berhad	889,100	1,949,749
	Public Bank Berhad	1,550,201	3,671,016
	Resorts World Berhad	4,928,500	3,479,868
	RHB Capital Berhad	525,900	458,031
	Sarawak Energy Berhad	430,200	255,295
	Shell Refining Co. Federation of Malaysia Berhad	227,000	642,165
	Sime Darby Berhad	3,457,620	6,106,678
	SP Setia Berhad	971,150	769,518
	Star Publications (Malaysia) Berhad	485,600	425,161
	Telekom Malaysia Berhad	1,816,400	1,718,269
	Tenaga Nasional Berhad	2,121,000	3,605,127
*	TM International Berhad	1,937,500	2,479,604
*	UEM World Berhad	560,500	307,794
	UMW Holdings Berhad	729,066	1,127,019
	YTL Corp. Berhad	1,420,966	2,506,354
	YTL Power International Berhad	283,040	133,354

TOTAL — MALAYSIA			69,964,680

MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
	Alfa S.A.B. de C.V. Series A	3,812,637	7,822,313
#	America Movil S.A.B. de C.V. Series L	19,036,559	29,485,030
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,252,271	4,855,318
	Cementos de Mexico S.A.B de C.V. Series B	340,000	253,662
#	Coca-Cola Femsa S.A.B. de C.V. Series L	555,200	1,770,772
	Consorcio ARA S.A.B. de C.V.	1,231,500	483,316
*	Corporacion GEO S.A.B. de C.V. Series B	508,600	704,747

7

*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	22,403
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	602
	Corporativo Fragua S.A.B. de C.V. Series B	21	193
*	Dine S.A.B. de C.V.	116,965	71,720
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,152,953
	Embotelladora Arca S.A.B. de C.V., Mexico	414,103	873,422
*	Empresas ICA S.A.B. de C.V.	50	72
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	94,740	548,545
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	5,733,371
*	Gruma S.A.B. de C.V. ADR	85,490	222,274
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,300	1,777,671
#	Grupo Carso S.A.B. de C.V. Series A-1	1,063,532	2,892,014
#	Grupo Elektra S.A. de C.V.	126,080	3,409,721
#	Grupo Financiero Banorte S.A.B. de C.V.	3,793,009	6,897,720
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	2,319,364	6,151,925
	Grupo Gigante S.A.B. de C.V. Series B	87,382	84,954
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	3,226,223
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	160,171
*	Grupo Kuo S.A.B. de C.V. Series B	68	26
	Grupo Mexico S.A.B. de C.V. Series B	21,157,195	16,590,332
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	3,057,217
*	Grupo Nutrisa S.A. de C.V.	129	135
*	Grupo Qumma S.A. de C.V. Series B	1,591	22
#	Grupo Televisa S.A.	1,829,700	6,410,171
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	2,747,127
	Industrias Penoles S.A.B. de C.V.	208,750	1,857,701
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	740,600	2,417,346
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,682,800	5,393,747
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	2,998
*	Savia S.A. de C.V.	120,000	7,461
	Telefonos de Mexico S.A. de C.V. Series A	200,000	170,973
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	9,309,749
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	100,874
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	5,488,704
	Telmex Internacional S.A.B. de C.V. ADR	30,200	316,798
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	2,602,450	3,883,197
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	12,582,694

TOTAL — MEXICO			148,938,384

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	346,856
	Ayala Corp. Series A	313,453	1,508,046
	Ayala Land, Inc.	9,214,518	1,117,920
	Banco de Oro Unibank, Inc.	1,292,908	717,386
	Bank of the Philippine Islands	2,320,456	1,921,217
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	136,080
	Philippine Long Distance Telephone Co.	100,210	4,099,641
	Pilipino Telephone Corp.	876,000	107,624

8

	Robinson’s Land Corp. Series B	2,165,100	247,845
	SM Prime Holdings, Inc.	7,365,168	1,267,717
	Universal Robina Corp.	1,933,200	206,088

	TOTAL — PHILIPPINES		11,676,420

	POLAND — (1.4%)
	COMMON STOCKS — (1.4%)
	Bank Millennium SA	480,376	683,279
	Bank Pekao SA	163,030	7,414,805
*	Bank Przemyslowo Handlowy BPH SA	2,029	36,359
	Bank Zackodni WBK SA	37,228	1,641,628
	Browary Zywiec SA	13,855	2,471,526
	Kredyt Bank SA	88,259	322,884
*	Mondi Packaging Paper Swiecie SA	26,883	321,839
	Polski Koncern Naftowy Orlen SA	267,237	2,725,016
	Telekomunikacja Polska SA	1,112,400	8,405,484

	TOTAL — POLAND		24,022,820

	SINGAPORE — (0.0%)
	COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	138,173

	SOUTH AFRICA — (7.1%)
	COMMON STOCKS — (7.1%)
	ABSA Group, Ltd.	389,068	4,070,598
*	Adcock Ingram Holdings, Ltd.	253,166	885,757
	African Rainbow Minerals, Ltd.	424,340	4,341,924
	Anglo American Platinum Corp., Ltd.	122,915	5,078,760
	ArcelorMittal South Africa, Ltd.	394,568	3,729,512
	Barloworld, Ltd.	92,734	541,862
	Bidvest Group, Ltd.	193,516	2,063,893
	Data Tec, Ltd.	205,495	323,063
	Discovery Holdings, Ltd.	419,855	1,031,490
	Exxaro Resources, Ltd.	90,044	594,413
	FirstRand, Ltd.	273,016	396,611
	Freeworld Coatings, Ltd.	117,583	72,066
*	Harmony Gold Mining Co., Ltd.	416,418	3,045,552
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	418,320	3,057,919
	Impala Platinum Holdings, Ltd.	449,160	4,688,199
	Kumba Iron Ore, Ltd.	15,092	198,751
	Liberty Group, Ltd.	224,453	1,413,719
	Massmart Holdings, Ltd.	133,568	1,198,132
*	Metorex, Ltd.	332,485	184,855
	MTN Group, Ltd.	1,745,306	19,598,239
	Naspers, Ltd. Series N	204,973	3,412,448
	Nedbank Group, Ltd.	56,096	544,531
	Network Healthcare Holdings, Ltd.	356,530	250,424
	Pick’n Pay Stores, Ltd.	309,695	978,977

9

	Pretoria Portland Cement Co., Ltd.	873,234	2,688,078
	PSG Group, Ltd.	189,027	251,797
	Sanlam, Ltd.	836,190	1,372,267
	Sasol, Ltd. Sponsored ADR	1,363,425	39,443,885
	Shoprite Holdings, Ltd.	640,645	3,381,623
*	Simmer & Jack Mines, Ltd.	866,328	162,717
	Standard Bank Group, Ltd.	634,566	5,038,637
	Steinhoff International Holdings, Ltd.	745,364	1,086,506
*	Super Group, Ltd.	513,680	155,538
	Telkom South Africa, Ltd.	559,552	6,072,981
	Tiger Brands, Ltd.	81,830	1,186,305

TOTAL — SOUTH AFRICA			122,542,029

SOUTH KOREA — (10.2%)
COMMON STOCKS — (10.2%)
#	Amorepacific Corp.	3,527	1,550,276
#	Cheil Industrial, Inc.	20,690	675,307
	Daelim Industrial Co., Ltd.	9,670	279,181
#	Daewoo Engineering & Construction Co., Ltd.	218,088	1,513,731
	Daewoo International Corp.	45,870	508,570
#	Daewoo Securities Co., Ltd.	103,195	981,448
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	1,340,616
	Doosan Heavy Industries & Construction Co., Ltd.	14,950	658,849
#	Doosan Infracore Co., Ltd.	82,000	698,465
	GS Engineering & Construction Corp.	27,320	1,297,587
#	GS Holdings Corp.	42,945	857,223
#	Hana Financial Group, Inc.	112,261	1,782,838
	Hankook Tire Manufacturing Co., Ltd.	84,420	790,552
* #	Hite Brewery Co., Ltd.	5,979	798,929
	Hyundai Development Co.	33,870	916,541
#	Hyundai Heavy Industries Co., Ltd.	49,890	6,590,960
#	Hyundai Merchant Marine Co., Ltd.	24,600	654,407
	Hyundai Mobis	53,070	3,116,817
#	Hyundai Motor Co., Ltd.	95,919	4,432,307
	Hyundai Steel Co.	58,560	1,699,002
	Kangwon Land, Inc.	150,410	1,539,380
*	KB Financial Group, Inc.	139,085	3,447,632
#	KCC Corp.	7,410	1,445,995
* #	Kia Motors Corp.	225,130	1,896,462
	Korea Electric Power Corp.	295,290	5,867,602
	Korea Exchange Bank	200,200	1,113,613
	Korea Gas Corp.	35,793	1,347,901
	KT Corp.	195,930	4,987,524
*	KT Freetel, Ltd.	47,030	986,204
	KT&G Corp.	103,590	6,648,787
#	LG Chemical, Ltd.	36,776	2,232,591
#	LG Corp.	129,413	5,179,570
#	LG Electronics, Inc.	88,910	6,638,078
#	LG Household & Healthcare Co., Ltd.	5,120	731,426
#	POSCO	46,060	12,686,282
	S1 Corp.	3,130	106,395

10

	Samsung Corp.	77,520	2,483,949
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,112,311
	Samsung Electronics Co., Ltd.	97,139	40,954,158
	Samsung Electronics Co., Ltd. ADR	52,988	10,979,734
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,606,348
#	Samsung Heavy Industries Co., Ltd.	126,000	1,940,388
* #	Samsung SDI Co., Ltd.	20,352	1,142,731
#	Samsung Securities Co., Ltd.	33,780	1,717,986
	Shinhan Financial Group Co., Ltd.	190,952	4,645,637
#	Shinsegae Co., Ltd.	10,460	3,671,319
	SK Co., Ltd.	21,194	1,421,537
	SK Energy Co., Ltd.	51,889	2,985,135
	SK Telecom Co., Ltd.	56,085	8,901,750
#	S-Oil Corp.	47,310	2,397,010
	Woongjin Coway Co., Ltd.	13,260	272,851
	Woori Investment & Securities Co., Ltd.	67,386	629,502

TOTAL — SOUTH KOREA			176,861,394

TAIWAN — (7.6%)
COMMON STOCKS — (7.6%)
	Acer, Inc.	1,964,494	2,533,893
	Advanced Semiconductor Engineering, Inc.	2,990,899	1,273,561
	Advantech Co., Ltd.	73,244	102,200
	Asia Cement Corp.	2,380,693	1,410,566
	Asustek Computer, Inc.	2,962,281	4,243,037
	AU Optronics Corp.	1,294,052	903,594
	Catcher Co., Ltd.	25,027	63,549
	Cathay Financial Holdings Co., Ltd.	181,761	195,210
	Chang Hwa Commercial Bank	196,000	75,082
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,093,259
	Cheng Uei Precision Industry Co., Ltd.	35,659	49,172
	China Steel Corp.	8,387,027	6,057,113
	Compal Electronics, Inc.	2,776,927	1,993,108
	Delta Electronics Industrial Co., Ltd.	1,669,830	3,789,574
	Evergreen Marine Corp., Ltd.	481,869	247,606
	Far East Textile, Ltd.	4,207,850	2,442,270
	First Financial Holding Co., Ltd.	5,083,487	2,397,452
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,452,770
	Formosa Plastics Corp.	4,721,167	7,967,558
	Formosa Taffeta Co., Ltd.	484,000	285,242
	Foxconn Technology Co., Ltd.	600,694	1,471,933
	Fubon Financial Holding Co., Ltd.	5,940,052	3,602,837
	Hon Hai Precision Industry Co., Ltd.	3,761,458	9,079,012
	Hotai Motor Co., Ltd.	387,000	557,914
	HTC Corp.	502,095	5,951,542
	Hua Nan Financial Holding Co., Ltd.	5,559,124	2,929,517
	Inventec Corp.	1,575,202	493,679
	Macronix International Co., Ltd.	1,369,335	382,087
	Media Tek, Inc.	734,059	6,573,790
	Mitac International Corp.	209,288	77,460
	Nan Ya Plastic Corp.	6,878,218	9,532,403

11

	Pou Chen Corp.	1,911,754	871,420
	President Chain Store Corp.	776,260	1,802,105
	Shin Kong Financial Holding Co., Ltd.	572,619	151,450
	Siliconware Precision Industries Co., Ltd.	2,347,324	2,422,919
	Synnex Technology International Corp.	770,364	999,957
	Taiwan Cement Corp.	2,415,895	1,240,523
	Taiwan Cooperative Bank	1,452,634	698,058
	Taiwan Glass Industrial Corp.	1,271,068	616,570
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	32,412,010
	U-Ming Marine Transport Corp.	648,860	757,511
	Uni-President Enterprises Corp.	2,796,991	2,390,865
	Walsin Lihwa Corp.	2,278,539	528,438
	Wan Hai Lines Co., Ltd.	129,209	54,146
	Wistron Corp.	1,081,690	855,393
	Yang Ming Marine Transport Corp.	341,131	94,047
	Yuanta Financial Holding Co., Ltd.	1,526,885	597,327

TOTAL — TAIWAN			131,720,729

THAILAND — (1.1%)
COMMON STOCKS — (1.1%)
	Advance Info Service PCL (Foreign)	1,654,700	3,446,308
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	334,722
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,521,900	726,710
	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	74,345
	Banpu Coal, Ltd.	24,100	110,702
	Banpu PCL (Foreign)	99,400	462,260
#	BEC World PCL (Foreign)	1,178,000	557,912
#	Bumrungrad Hospital PCL (Foreign)	297,000	186,419
	C.P. Seven Eleven PCL (Foreign)	2,614,700	574,413
	Central Pattana PCL (Foreign)	888,500	234,483
	Charoen Pokphand Foods PCL (Foreign)	4,487,600	389,224
#	Delta Electronics (Thailand) PCL (Foreign)	922,510	273,726
	Kasikornbank PCL (Foreign)	1,730,300	2,468,331
#	Krung Thai Bank PCL (Foreign)	10,840,270	1,212,378
	Padaeng Industry PCL (Foreign) NVDR	550,900	130,456
#	PTT Aromatics & Refining PCL (Foreign)	1,381,437	392,163
	PTT Chemical PCL (Foreign)	2,577,960	2,537,507
	PTT Exploration & Production PCL (Foreign)	300,000	736,091
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	927,600	820,417
	Siam Cement PCL (Foreign) (6609906)	125,700	376,562
#	Siam Cement PCL (Foreign) (6806387)	183,613	560,530
*	Siam City Bank PCL (Foreign)	833,100	159,252
	Siam Commercial Bank PCL (Foreign)	1,074,766	1,640,513
	Siam Makro PCL (Foreign)	112,500	192,582
#	Thai Union Frozen Products PCL (Foreign)	574,020	270,223

TOTAL — THAILAND			18,868,229

12

TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
	Akbank T.A.S.	1,278,133	4,389,996
	Akcansa Cimento Sanayi ve Ticaret A.S.	229,004	382,629
	Aksigorta A.S.	1,510,481	3,114,203
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	3,506,365
	Arcelik A.S	503,962	715,063
*	Aygaz A.S.	1	—
*	Dogan Sirketler Grubu Holding A.S.	1,897,319	1,495,972
*	Dogan Yayin Holding A.S.	2	2
	Enka Insaat ve Sanayi A.S.	275,905	1,033,782
	Eregli Demir ve Celik Fabrikalari Turk A.S.	832,026	2,564,775
	Ford Otomotiv Sanayi A.S.	114,792	361,106
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	408,376	220,408
*	Koc Holding A.S. Series B	3,943,304	7,357,239
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,906	2,928,406
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	395,266
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,293,456
*	Turkiye Garanti Bankasi A.S.	3,050,806	5,124,083
	Turkiye Is Bankasi A.S.	1,372,915	3,903,216
*	Yapi ve Kredi Bankasi A.S.	1,340,636	1,700,076

TOTAL — TURKEY			40,486,044

			Value †
SECURITIES LENDING COLLATERAL — (11.7%)
§ @	DFA Short Term Investment Fund LP	191,178,954	191,178,954

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $25,549,645 FHLMC, rates ranging from 5.296%(r) to 6.000%, maturities ranging from 12/01/26 to 03/01/33 & FNMA 5.520%(r), 05/01/17, valued at $12,757,896) to be repurchasedat $12,508,001	$12,508	12,507,740

TOTAL SECURITIES LENDING COLLATERAL			203,686,694

TOTAL INVESTMENTS - (100.0%) (Cost $1,345,667,600)			$1,738,501,155

See accompanying Notes to Financial Statements.

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Banco Macro SA	5,425	$4,145
*	Banco Suquia SA	76,789	11,000
*	Capex SA Series A	79,110	52,197
*	Carboclor SA	50,662	7,624
*	Celulosa Argentina SA Series B	8,473	3,237
*	Central Puerto SA Series B	18,000	22,398
*	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	97,595
	Dycasa SA Series B	23,052	17,344
*	Endesa Costanera SA Series B	50,000	28,938
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	29,656
	Fiplasto SA	21,500	5,786
	Importadora y Exportadora de la Patagonia Series B	24,999	103,270
	Introductora de Buenos Aires SA Series A	9,832	2,845
*	IRSA Inversiones y Representaciones SA	223,818	89,382
*	Juan Minetti SA	50,000	13,312
	Ledesma S.A.A.I.	387,128	358,492
*	MetroGas SA Series B	83,100	12,505
*	Polledo SA Industria Constructora y FinancierA	88,891	7,331
	Solvay Indupa S.A.I.C.	440,500	297,014

TOTAL — ARGENTINA			1,164,071

BRAZIL — (8.1%)
COMMON STOCKS — (2.2%)
	Acos Villares SA Avil	201,000	47,316
	AES Tiete SA (2440693)	52,300	269,165
	AES Tiete SA (2441038)	97,828	605,527
	American Banknote SA	19,600	97,525
*	Anhanguera Educacional Participacoes SA	18,200	134,410
*	B2W Cia Global Do Varejo	28,600	366,988
*	Banco Alfa de Investimento SA	700	2,129
	Bematech SA	24,900	45,398
*	Bombril SA	8,400	27,916
*	Cia de Gas de Sao Paulo	10,900	163,513
	Cia de Saneamento do Parana	176,900	121,662
	Cia Energetica de Sao Paulo	43,800	196,104
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	761,300
*	Cosan SA Industria e Comercio	26,900	130,992
	Cremer SA	12,000	49,850
*	Cyrela Brazil Realty SA	191,500	912,199
*	Diagnosticos Da America SA	28,400	329,028
	Energias do Brazil SA	8,202	88,588

1

	Eternit SA	140,670	268,809
	Ferbasa-Ferro Ligas Da Bahia	20,200	68,996
	Fertilizantes Fosfatados SA	36,000	192,587
*	Global Village Telecom Holding SA	35,800	389,148
	Globex Utilidades SA	58,737	187,069
*	IdeiasNet SA	205,300	236,903
	Industrias Romi SA	12,600	38,385
*	JBS SA	138,900	253,245
*	JHSF Participacoes SA	39,700	36,649
*	Light SA	65,800	680,019
	Localiza Rent a Car SA	49,600	198,034
*	Lojas Americanas SA	8,000	31,202
	Lojas Renner SA	66,300	489,638
*	LPS Brasila Consultoria de Imoveis SA	8,200	30,847
*	Lupatech SA	28,700	245,073
*	M Dias Branco SA	23,700	177,217
*	M&G Poliester SA	640,780	23,661
*	Magnesita Refratarios SA	441,455	1,426,349
	Mangels Industrial SA	14,600	47,510
*	Medial Saude SA	24,700	76,386
*	Mmx Mineracao e Metalicos SA	59,900	114,464
	Natura Cosmeticos SA	177,300	1,489,435
*	OdontoPrev SA	13,200	163,226
#	Perdigao SA ADR	71,200	2,082,600
*	Positivo Informatica SA	11,800	32,080
*	Sao Martinho SA	11,500	70,545
	Sao Paulo Alpargatas SA	5,100	94,538
*	Tam SA	53,800	570,903
*	Totvs SA	17,464	299,867
*	Universo Online SA	28,400	82,454
TOTAL COMMON STOCKS			14,447,449

PREFERRED STOCKS — (5.9%)
*	Banco Alfa de Investimento SA	3,200	8,847
	Banco Mercantil do Brasil SA	6,500	23,372
	Bardella SA Industrias Mecanicas	1,100	100,018
#	Braskem SA Preferred A Sponsored ADR	301,000	2,597,630
	Centrais Electricas de Santa Catarina SA	57,900	899,301
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,137,340
*	Companhia de Tecidos Norte de Minas	144,942	263,592
	Companhia Energetica do Ceara Coelce Series A	63,400	468,513
	Companhia Paranaense de Energia-Copel Series B	213,400	2,346,267
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	175,696
	Confab Industrial SA	431,028	777,900
	Duratex SA	245,400	2,050,192
	Eletropaulo Metropolita SA Preferred A	248,500	2,695,477
	Empressa Metropolitanade Aguas e Energia SA	24,000	108,008
	Energisa SA Prf NPV	27,760	84,183
	Forjas Taurus SA	164,620	260,626
	Fras-Le SA	20,200	34,405

2

	Gol Linhas Aereas Inteligentes SA	81,900	354,591
*	Industria de Bebidas Antarctica Polar SA	23,000	27,868
*	Inepar Industria e Construcoes SA	11,690	80,937
	Klabin SA	1,412,700	2,438,725
	Lojas Americanas SA	298,103	820,076
	Mahle-Metal Leve SA Industria e Comercio	28,666	263,968
	Marcopolo SA	271,000	471,576
*	Net Servicos de Comunicacao SA	400,902	2,548,082
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,153,950
*	Paranapanema SA	322,523	366,216
	Petroquimica Uniao SA	33,872	234,517
	Randon e Participacoes SA	213,000	737,364
	Rasip Agro-Pastoril SA	51,000	10,122
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	467,874
	Sadia SA	238,000	485,557
#	Sadia SA ADR	300,000	1,818,000
	Sao Paulo Alpargatas SA	24,300	415,001
	Saraiva Livreiros Editores	36,700	326,090
*	Sharp SA Equipamentos Eletronicos	30,200,000	279
	Suzano Papel e Celullose SA	390,634	2,316,938
	Telemig Celular Participacoes SA	86,801	1,342,180
	Ultrapar Participacoes SA	263,040	4,856,497
	Uniao de Industrias Petroquimicas SA Series B	968,679	335,338
	Votorantim Celulose e Papel SA	12,623	125,385
	Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,571,013
	Whirlpool SA	301,516	261,643
TOTAL PREFERRED STOCKS			37,861,154

RIGHTS/WARRANTS — (0.0%)
*	Anhanguera Educacional Participacoes SA Rights 11/11/08	532	—
*	Energias do Brasil SA Rights 10/13/08	2,744,430	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — BRAZIL			52,308,603

CHILE — (1.6%)
COMMON STOCKS — (1.6%)
	Banmedica SA	1,312,094	821,587
	Cementos Bio-Bio SA	452,622	607,320
	Cintac SA	324,650	82,282
	Compania de Consumidores de Gas Santiago SA	71,374	191,526
	Compania SudAmericana de Vapores SA	1,097,146	842,386
	Corpbanca SA	327,140,907	1,219,310
#	Corpbanca SA ADR	31,658	574,593
	Cristalerias de Chile SA	159,630	951,973
	Empresas Iansa SA	4,176,187	98,996
	Farmacias Ahumada SA	242,158	321,313
	Industrias Forestales SA	20,000	2,624
	Madeco SA	5,444,501	304,957
	Madeco SA Sponsored ADR	261,622	1,425,840
	Masisa SA	5,065,669	385,240

3

	Parque Arauco SA	1,055,338	550,679
	Soquimic Comercial SA	562,478	207,968
	Vina de Concha y Toro SA	1,108,893	1,537,488
	Vina San Pedro SA	40,113,498	179,412

TOTAL — CHILE			10,305,494

CHINA — (12.1%)
COMMON STOCKS — (12.1%)
	Agile Property Holdings, Ltd.	1,276,000	423,990
* #	Ajisen China Holdings, Ltd.	480,000	207,887
	Anhui Expressway Co., Ltd.	834,000	315,553
#	Baoye Group Co., Ltd.	2,694,000	348,594
#	Beijing Capital Land, Ltd.	9,914,000	912,676
#	Beijing North Star Co., Ltd.	536,000	53,017
*	Bosideng International Holdings, Ltd.	814,000	83,573
* #	Brilliance China Automotive Holdings, Ltd.	56,178,000	2,350,029
	Byd Co., Ltd.	482,000	819,222
* #	China Aerospace International Holdings, Ltd.	28,371,500	1,132,927
*	China Agri-Industries Holdings, Ltd.	712,000	253,824
* #	China Eastern Airlines Corp., Ltd.	2,194,000	278,276
#	China Everbright International, Ltd.	5,281,800	460,900
#	China Everbright, Ltd.	372,000	349,285
#	China Gas Holdings, Ltd.	5,841,500	480,843
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	238,323
#	China Mengniu Dairy Co., Ltd.	123,000	118,254
* #	China Mining Resources Group, Ltd.	29,547,900	946,571
#	China Power International Development, Ltd.	6,515,200	1,199,403
*	China Power New Energy Development Co., Ltd.	1,080,000	21,387
#	China Shineway Pharmaceutical Group, Ltd.	460,200	174,362
	China State Construction International Holdings, Ltd.	3,984,000	442,171
#	China Travel International Investment Hong Kong, Ltd.	31,457,000	4,461,497
#	China Yurun Food Group, Ltd.	2,622,000	3,116,419
	Chongqing Iron and Steel Co., Ltd.	4,248,000	572,868
*	CITIC 21CN Co., Ltd.	4,363,200	69,058
* #	CITIC Resources Holdings, Ltd.	8,560,600	651,131
#	COSCO International Holdings, Ltd.	8,765,000	1,593,992
	COSCO Pacific, Ltd.	566,000	412,172
*	Dachan Food Asia, Ltd.	101,000	12,520
	Denway Motors, Ltd.	1,344,000	335,174
#	Digital China Holdings, Ltd.	443,800	134,300
#	Dongfang Electric Co., Ltd.	63,000	122,644
*	Enerchina Holdings, Ltd.	7,097,445	85,234
#	First Tractor Co., Ltd.	4,401,176	535,946
*	Fosun International	532,000	109,538
*	Founder Holdings, Ltd.	3,896,900	63,865
#	FU JI Food & Catering Services	2,093,800	1,108,382
	Great Wall Motor Co., Ltd.	698,500	208,286
*	Great Wall Technology Co., Ltd.	3,128,000	195,077
	Guangdong Investment, Ltd.	5,402,000	1,653,440
#	Guangzhou Shipyard International Co., Ltd.	280,000	197,835
#	GZI Transport, Ltd.	2,027,300	525,826

4

*	Hidili Industry International Development, Ltd.	309,000	65,403
#	HKC (Holdings), Ltd.	44,456,657	2,449,056
#	Hopson Development Holdings, Ltd.	8,710,000	2,910,370
#	Hunan Non-Ferrous Metal Corp., Ltd.	38,500,000	3,456,212
	Jingwei Textile Machinery Co., Ltd.	786,000	61,160
	Kingdee International Software Group Co., Ltd.	1,620,000	243,206
*	Kingsoft Corp., Ltd.	179,000	47,430
* #	Kingway Brewery Holdings, Ltd.	9,715,800	567,317
*	KWG Property Holding, Ltd.	969,500	207,489
	Lianhua Supermarket Holdings Co., Ltd.	364,000	427,585
#	Lingbao Gold Co., Ltd.	3,284,000	488,177
#	Lonking Holdings, Ltd.	1,662,000	669,648
	Minmetals Resources, Ltd.	18,446,000	1,823,354
	Nanjing Panda Electronics Co., Ltd.	284,000	22,405
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
*	New World Department Store China, Ltd.	170,000	94,206
*	Qunxing Paper Holdings Co., Ltd.	158,000	25,383
* #	Semiconductor Manufacturing International Corp.	250,445,000	4,633,222
	Shanghai Industrial Holdings, Ltd.	271,000	430,884
#	Shanghai Prime Machinery Co., Ltd.	8,290,000	703,432
	Shenji Kunming Machine Tool Co., Ltd.	195,000	51,641
#	Shenzhen Expressway Co., Ltd.	2,570,000	874,856
#	Shenzhen International Holdings, Ltd.	142,816,800	4,820,659
	Shenzhen Investment, Ltd.	37,424,000	3,877,399
#	Shimao Property Holdings, Ltd.	632,500	342,933
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	936,916
#	Sichuan Expressway Co., Ltd.	1,552,000	241,932
	SinoCom Software Group, Ltd.	2,024,200	146,404
#	Sinolink Worldwide Holdings, Ltd.	28,341,300	1,627,306
*	Sino-Ocean Land Holdings, Ltd.	161,000	43,279
	Skyworth Digital Holdings, Ltd.	25,263,400	1,197,575
#	SRE Group, Ltd.	21,262,053	1,070,662
*	Stone Group Holdings, Ltd.	15,218,000	486,622
* #	TCL Communication Technology Holdings, Ltd.	28,988,000	286,977
* #	TCL Multimedia Technology Holdings, Ltd.	61,643,100	711,773
*	Tiangong International Co., Ltd.	42,000	6,525
#	Tianjin Capital Environmental Protection	3,946,000	390,504
#	Tianjin Development Holdings, Ltd.	1,845,800	515,968
* #	Towngas China Co., Ltd.	3,173,000	627,964
	TPV Technology, Ltd.	25,626,000	5,087,794
*	Vinda International Holdings, Ltd.	140,000	29,616
	Weichai Power Co., Ltd.	46,000	109,779
	Weiqiao Textile Co., Ltd.	7,951,500	1,629,863
*	Welling Holdings, Ltd.	466,000	6,855
#	Xiamen International Port Co., Ltd.	11,760,000	1,021,774
#	Xinao Gas Holdings, Ltd.	2,178,000	1,898,232
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	47,541
* #	Xinyu Hengdeli Holdings, Ltd.	948,000	171,981
#	Xiwang Sugar Holdings Co., Ltd.	9,343,952	1,133,195
	Zhejiang Expressway Co., Ltd.	290,000	138,933
*	Zhejiang Glass Co., Ltd.	2,735,000	357,890
TOTAL COMMON STOCKS			78,040,466

5

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	125

TOTAL — CHINA			78,040,591

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	1,194,111
* #	Fotex NYRT	119,895	214,080
* #	Pannonplast NYRT	194,795	713,482
* #	RABA Automotive Holding NYRT	324,181	1,132,509
* #	Synergon Information Systems	37,006	110,992
	Zwack Unicum NYRT	1,100	57,189

TOTAL — HUNGARY			3,422,363

INDIA — (9.9%)
COMMON STOCKS — (9.9%)
*	3M India, Ltd.	4,899	93,880
*	Abhishek Industries, Ltd.	216,492	35,776
	Adlabs Films, Ltd.	66,472	225,956
	Ador Welding, Ltd.	17,588	33,061
	Aftek, Ltd.	125,900	40,388
*	Agro Tech Foods, Ltd.	39,674	78,794
	Ajmera Realty & Infra India	111,700	91,284
	Alembic, Ltd.	329,290	203,953
	Alfa Laval (India), Ltd.	7,075	124,051
	Alok Industries, Ltd.	315,146	109,457
	Ansal Properties & Infrastructure, Ltd.	196,315	179,038
	Apollo Hospitals Enterprise, Ltd.	124,821	1,008,863
	Apollo Tyres, Ltd.	880,050	415,658
*	Aptech, Ltd.	69,254	113,341
*	Arvind Mills, Ltd.	279,573	82,381
*	Asahi India Glass, Ltd.	307,030	260,094
	Ashapura Minechem, Ltd.	134,220	89,988
	Ashok Leyland, Ltd.	417,722	161,304
	Asian Hotels, Ltd.	26,208	148,124
	Aurobindo Pharma, Ltd.	108,294	281,223
	Automotive Axles, Ltd.	19,185	54,215
	Avaya GlobalConnect, Ltd.	27,160	40,516
	Aventis Pharma, Ltd.	23,466	343,037
	Bajaj Auto Finance, Ltd.	54,772	83,072
	Bajaj Hindusthan, Ltd.	81,444	76,534
	Balaji Telefilms, Ltd.	131,073	190,097
	Ballarpur Industries, Ltd.	1,021,629	414,697
	Balmer Lawrie & Co., Ltd.	23,290	115,637
*	Balrampur Chini Mills, Ltd.	876,659	777,306
	Bank of Maharashtra, Ltd.	660,031	352,925
	Bank of Rajasthan, Ltd.	258,218	200,944
	Bannari Amman Sugars, Ltd.	15,919	177,993

6

	Bata India, Ltd.	86,199	185,131
	BEML, Ltd.	8,967	80,505
	Berger Paints India, Ltd.	577,884	361,190
	Bharati Shipyard, Ltd.	44,652	61,667
	Bhushan Steel & Strips, Ltd.	82,431	1,135,221
	Birla Corp., Ltd.	124,628	208,870
	Blue Dart Express, Ltd.	16,011	148,289
	Blue Star, Ltd.	130,203	510,046
	Bombay Burmah Trading Co.	10,000	36,158
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	218,481
*	Bombay Rayon Fashions, Ltd.	37,443	121,017
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	217,524
	Britannia Industries, Ltd.	30,375	723,168
	Cadila Healthcare, Ltd.	65,306	342,901
*	Cambridge Solutions, Ltd.	130,152	179,792
	Carborundum Universal, Ltd.	152,175	297,308
	Century Enka, Ltd.	37,178	52,148
	CESC, Ltd.	164,998	688,735
	Chambal Fertilizers & Chemicals, Ltd.	637,986	598,907
*	Chemplast Sanmar, Ltd.	79,745	7,005
	Chennai Petroleum Corp., Ltd.	231,113	576,240
*	Chi Investments, Ltd.	27,539	9,315
	Cholamandalam DBS Finance, Ltd.	42,010	32,336
	City Union Bank, Ltd.	504,250	167,691
	Clariant Chemicals (India), Ltd.	25,417	88,103
	CMC, Ltd.	29,521	205,811
	Coromandel Fertilisers, Ltd.	236,478	568,731
*	Corporation Bank	24,000	97,012
	Cranes Software International, Ltd.	182,944	343,394
	Crisil, Ltd.	10,145	524,012
	Dalmia Cement (Bharat), Ltd.	60,289	99,162
	DCM Shriram Consolidated, Ltd.	258,455	153,518
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	199,451
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	443,849
	E.I.D. - Parry (India), Ltd.	178,726	604,715
	Eicher Motors, Ltd.	51,963	216,542
	EIH, Ltd.	136,145	238,782
	Elder Pharmaceuticals, Ltd.	45,749	246,905
	Electrosteel Casings, Ltd.	384,060	135,413
	Elgi Equipments, Ltd.	112,237	72,771
	Esab India, Ltd.	31,753	202,466
*	Escorts, Ltd.	105,268	77,443
	Essel Propack, Ltd.	229,455	63,731
*	Eveready Industries (India), Ltd.	149,446	56,842
	Exide Industries, Ltd.	1,026,382	1,046,713
	FAG Bearings (India), Ltd.	26,817	183,997
	FDC, Ltd.	423,054	220,796
	Federal Bank, Ltd.	279,298	743,574
	Finolex Cables, Ltd.	253,437	124,084
	Finolex Industries, Ltd.	229,394	151,699
	Gammon India, Ltd.	141,799	221,945
	Geodesic, Ltd.	144,811	289,039

7

	Geometric, Ltd.	103,884	62,021
	GHCL, Ltd.	159,986	109,830
	Gillette India, Ltd.	8,591	128,200
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	679,505
	Godfrey Phillips India, Ltd.	2,778	60,300
	Godrej Consumer Products, Ltd.	295,660	600,424
*	Goetze (India), Ltd.	60,504	47,151
	Graphite India, Ltd.	221,802	173,879
	Greaves Cotton, Ltd.	123,608	262,263
*	GTL Infrastructure, Ltd.	516,486	412,119
	GTL, Ltd.	172,195	679,658
	Gujarat Alkalies & Chemicals, Ltd.	135,835	193,358
	Gujarat Ambuja Exports, Ltd.	180,510	96,644
	Gujarat Fluorochemicals, Ltd.	164,960	270,810
	Gujarat Gas Co., Ltd.	85,660	374,817
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	303,776
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	214,493
	H.E.G., Ltd.	76,619	215,856
	HCL Infosystems, Ltd.	280,963	510,667
	Hexaware Technologies, Ltd.	166,745	69,048
	Hikal, Ltd.	17,498	120,470
*	Himachal Futuristic Communications, Ltd.	705,174	107,485
*	Himatsingka Seide, Ltd.	115,558	70,365
	Hinduja Ventures, Ltd.	36,075	87,430
	Hindustan Construction Co., Ltd.	512,201	440,026
*	Hindustan Motors, Ltd.	280,005	61,595
	Hindustan Oil Exploration Co., Ltd.	68,322	99,252
	Hindustan Sanitaryware & Industries, Ltd.	69,904	36,582
	Honeywell Automation India, Ltd.	6,781	123,939
	Hotel Leelaventure, Ltd.	580,370	346,629
	HTMT Global Solutions, Ltd.	36,075	105,699
	ICI India, Ltd.	50,985	405,629
	India Cements, Ltd.	139,088	250,174
	India Glycols, Ltd.	47,189	75,591
	Indian Hotels Co., Ltd.	387,009	367,435
	Indo Rama Synthetics (India), Ltd.	136,867	40,082
	Indoco Remedies, Ltd.	12,300	40,888
	IndusInd Bank, Ltd.	447,357	376,087
	INEIS ABS India, Ltd.	23,441	41,419
	Infomedia 18, Ltd.	23,790	34,492
	Infotech Enterprises, Ltd.	87,418	270,083
	Ipca Laboratories, Ltd.	55,746	446,998
*	Ispat Industries, Ltd.	930,933	227,248
	IVRCL Infrastructures & Projects, Ltd.	107,789	189,985
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	101,257
	Jain Irrigation Systems, Ltd.	111,368	693,830
	Jammu & Kashmir Bank, Ltd.	74,481	579,832
*	JBF Industries, Ltd.	99,101	98,544
*	Jet Airways (India), Ltd.	15,491	50,241
	Jindal Poly Films, Ltd.	29,404	75,182
	Jindal Saw, Ltd.	73,518	564,512
	JK Tyre and Industries, Ltd.	67,734	68,117

8

	JSL, Ltd.	232,194	183,214
	Jubilant Organosys, Ltd.	91,504	309,970
	Jyoti Structures, Ltd.	116,466	133,952
	K.S.B. Pumps, Ltd.	15,895	71,901
	Kajaria Ceram	52,155	31,484
	Karnataka Bank, Ltd.	198,190	335,399
	Karur Vysya Bank, Ltd.	103,349	497,224
	KEC International, Ltd.	50,258	119,783
	Kesoram Industries, Ltd.	83,108	255,419
	Kirloskar Oil Engines, Ltd.	374,592	421,417
	KPIT Cummins Infosystems, Ltd.	107,009	64,650
*	KS Oils, Ltd.	154,017	124,324
	Lakshmi Machine Works, Ltd.	5,560	65,236
	LIC Housing Finance, Ltd.	148,431	600,569
	Macmillan India, Ltd.	479	1,145
	Madras Cements, Ltd.	51,240	68,823
	Maharashtra Scooters, Ltd.	4,550	7,786
	Maharashtra Seamless, Ltd.	99,628	371,446
	Mahindra Lifespace Developers, Ltd.	56,900	222,172
	Mangalam Cement, Ltd.	49,704	53,040
	Marico, Ltd.	901,020	906,476
	Mastek, Ltd.	59,764	266,982
*	Matrix Laboratories, Ltd.	400,039	572,172
*	MAX India, Ltd.	261,485	529,154
	Megasoft, Ltd.	21,301	9,907
	Mercator Lines, Ltd.	350,017	245,022
	Merck, Ltd.	20,256	114,099
	Micro Inks, Ltd.	11,233	24,562
	Monnet Ispat, Ltd.	67,091	210,702
	Monsanto India, Ltd.	11,378	270,516
	Moser Baer (India), Ltd.	372,370	591,594
	Motherson Sumi Systems, Ltd.	666,405	839,171
	Mphasis, Ltd.	214,746	684,434
	MRF, Ltd.	7,798	327,995
	Mukand, Ltd.	111,752	64,157
	Mukta Arts, Ltd.	672	815
*	Mysore Cements, Ltd.	274,729	79,439
	Nagarjuna Construction Co., Ltd.	309,858	405,678
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	312,516
*	Nahar Capital & Financial Services, Ltd.	31,896	14,979
	Nahar Poly Films, Ltd.	45,938	8,351
	Nahar Spinning Mills, Ltd.	67,990	32,815
	Navneet Publications (India), Ltd.	67,988	60,973
*	NELCO, Ltd.	28,769	18,934
*	Netflier Finco, Ltd.	16,933	4,527
	NIIT Technologies, Ltd.	114,330	153,080
	NIIT, Ltd.	340,635	227,995
	Nirma, Ltd.	28,800	54,022
	NOCIL, Ltd.	201,948	58,803
	Nucleus Software Exports, Ltd.	42,062	48,051
	OCL India, Ltd.	56,194	64,626
*	OCL Iron & Steel, Ltd.	168,582	15,205

9

*	Octav Investments, Ltd.	4,020	813
	Omax Autos, Ltd.	40,939	21,837
	Opto Circuits India, Ltd.	192,637	602,535
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	236,943
	Orient Paper & Industries, Ltd.	296,620	131,291
	Panacea Biotec, Ltd.	119,514	367,828
	Pantaloon Retail India, Ltd.	2,575	10,770
	Patel Engineering, Ltd.	97,383	270,982
	Petronet LNG, Ltd.	624,101	489,165
	Pfizer, Ltd.	71,204	685,275
	Pidilite Industries, Ltd.	481,710	912,935
	Polaris Software Lab, Ltd.	157,531	145,734
	Praj Industries, Ltd.	268,545	370,906
	Pricol, Ltd.	132,536	24,663
	Prism Cements, Ltd.	596,393	205,057
	PSL, Ltd.	63,467	144,715
	PTC India, Ltd.	264,901	286,568
	Punjab Tractors, Ltd.	28,848	68,702
*	PVP Ventures, Ltd.	13,697	11,392
	Radico Khaitan, Ltd.	156,080	196,202
	Rain Commodities, Ltd.	76,883	186,372
	Rallis India, Ltd.	19,769	149,552
*	Rama Newsprint & Papers, Ltd.	83,017	25,740
	Raymond, Ltd.	98,113	171,187
	REI Agro, Ltd.	102,217	1,970,959
	Reliance Industrial Infrastructure, Ltd.	24,104	166,432
	Rico Auto Industries, Ltd.	202,391	45,697
	Rolta India, Ltd.	266,216	1,004,468
	Ruchi Soya Industries, Ltd.	371,710	258,584
	Sakthi Sugars, Ltd.	61,507	53,383
*	SEAMEC, Ltd.	58,658	45,892
	Shanthi Gears, Ltd.	79,510	68,920
	Shriram Transport Finance Co., Ltd.	301,310	1,335,282
*	Sicagen India, Ltd.	41,648	4,203
*	Sical Logistics, Ltd.	41,648	26,576
	SKF India, Ltd.	95,810	331,270
	Solectron Centum Electronics, Ltd.	18,865	15,119
	Solectron EMS India, Ltd.	9,432	6,682
	Sona Koyo Steering Systems, Ltd.	348,120	71,381
	Sonata Software, Ltd.	155,438	55,210
	South India Bank, Ltd.	163,780	218,209
	SREI Infrastructure Finance, Ltd.	165,360	164,844
	SRF, Ltd.	101,277	161,392
	Sterling Biotech, Ltd.	469,728	1,728,903
	Sterlite Technologies, Ltd.	95,694	115,185
*	Strides Arcolab, Ltd.	64,472	170,728
	Subros, Ltd.	109,780	43,734
*	Sun Pharma Advanced Research Co., Ltd.	66,386	70,940
	Sundaram-Clayton, Ltd.	3,890	8,728
	Sundram Fastners, Ltd.	465,052	177,433
	Supreme Industries, Ltd.	22,265	54,966
	Supreme Petrochem, Ltd.	144,830	33,657

10

	Swaraj Engines, Ltd.	3,100	9,139
	Syndicate Bank	375,000	387,611
	Taj GVK Hotels and Resorts, Ltd.	83,666	81,665
	Tata Elxsi, Ltd.	51,574	107,209
	Tata Investment Corp., Ltd.	50,540	283,898
	Tata Metaliks, Ltd.	42,871	75,902
	Tata Tea, Ltd.	2,455	25,617
*	Teledata Marine Solutions, Ltd.	152,395	105,552
*	Teledata Technology Solution	152,395	105,552
	Texmaco, Ltd.	21,569	308,483
	Thomas Cook (India), Ltd.	99,630	95,219
	Titan Industries, Ltd.	14,800	309,534
	Torrent Pharmaceuticals, Ltd.	194,766	539,571
	Trent, Ltd.	18,895	116,874
	Tube Investments of India, Ltd.	338,984	170,237
	TVS Motor Co., Ltd.	92,814	56,575
*	UCO Bank	216,031	129,971
	Unichem Laboratories, Ltd.	52,347	178,403
	Usha Martin, Ltd.	433,015	315,638
*	Uttam Galva Steels, Ltd.	127,929	90,786
	Vardhman Textiles, Ltd.	76,291	81,362
	Varun Shipping Co.	261,746	240,020
	Vesuvius India, Ltd.	12,502	25,090
	WABCO-TVS (India), Ltd.	3,890	11,178
*	Welspun India, Ltd.	92,659	44,839
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	698,898
	Wockhardt, Ltd.	52,983	121,913
	Wyeth, Ltd.	40,457	327,253
	Zensar Technologies, Ltd.	41,117	81,150
	Zuari Industries, Ltd.	55,762	182,973
TOTAL COMMON STOCKS			63,836,408

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	31,078

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 12/9/2008	9,548	—

TOTAL — INDIA			63,867,486

INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
	PT Apexindo Pratama Tbk	2,187,000	475,129
	PT Asahimas Flat Glass Tbk	983,000	119,088
*	PT Bakrieland Development Tbk	13,345,750	92,163
	PT Bank CIMB Niaga Tbk	26,487,500	1,111,854
*	PT Bank Pan Indonesia Tbk	26,324,875	1,248,870
*	PT Batu Buana Tbk	77,715	449
	PT Berlian Laju Tanker Tbk	9,636,700	554,364
	PT Bhakti Investama Tbk	23,571,100	474,575

11

	PT Budi Acid Jaya Tbk	5,947,000	88,904
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	263,369
*	PT Ciputra Surya Tbk	1,642,000	27,283
*	PT Citra Marga Nusaphala Persada Tbk	6,995,000	741,946
*	PT Clipan Finance Indonesia Tbk	3,133,000	58,006
*	PT Davomas Adabi Tbk	41,920,000	200,682
*	PT Delta Dunia Petronda Tbk	12,220,000	591,547
*	PT Dynaplast Tbk	1,038,000	54,281
*	PT Energi Mega Persada Tbk	21,237,000	681,922
	PT Enseval Putera Megatrading Tbk	17,915,000	418,513
*	PT Ever Shine Textile Tbk	4,029,640	20,333
	PT Global Mediacom Tbk	5,770,000	154,320
*	PT Hanson International Tbk	5,038,000	22,131
*	PT Hero Supermarket Tbk	33,000	12,110
*	PT Holcim Indonesia Tbk	9,852,500	405,886
	PT Indo-Rama Synthetics Tbk	485,000	22,268
*	PT Intiland Development Tbk	2,097,400	74,014
	PT Jaya Real Property Tbk	1,967,500	103,029
	PT Kalbe Farma Tbk	14,904,238	506,084
*	PT Kawasan Industry Jababeka Tbk	141,003,000	693,681
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,752
	PT Lippo Karawaci Tbk	35,036,250	1,936,510
	PT Matahari Putra Prima Tbk	2,543,000	137,279
	PT Mayorah Indah Tbk	2,473,500	275,413
*	PT Medco Energi International Tbk	3,192,500	625,659
	PT Mitra Adiperkasa Tbk	3,015,000	134,683
*	PT Modern Photo Tbk	40,000	972
	PT Mustika Ratu Tbk	193,000	2,725
*	PT Pakuwon Jati Tbk	409,500	14,101
*	PT Panasia Indosyntec Tbk	79,000	2,899
*	PT Panin Insurance Tbk	6,609,000	93,567
*	PT Panin Life Tbk	20,149,000	146,438
	PT Petrosea Tbk	15,000	5,212
*	PT Pioneerindo Gourmet International Tbk	29,000	1,064
*	PT Polychem Indonesia Tbk	7,443,500	55,923
*	PT Prasidha Aneka Niaga Tbk	84,000	539
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	416
	PT Ramayana Lestari Sentosa Tbk	14,295,000	635,076
	PT Samudera Indonesia Tbk	223,000	83,946
	PT Selamat Semp Tbk	1,920,000	123,303
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	142,344
*	PT Sumalindo Lestari Jaya Tbk	250	6
	PT Summarecon Agung Tbk	16,534,532	316,934
*	PT Sunson Textile Manufacturer Tbk	2,325,500	53,337
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	976
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	203,285
*	PT Suryamas Dutamakmur Tbk	125,000	1,468
	PT Tempo Scan Pacific Tbk	524,000	20,461
*	PT Texmaco Jaya Tbk	93,000	25,170
	PT Timah Tbk	8,795,000	918,877
	PT Trias Sentosa Tbk	38,725,600	613,953

12

	PT Trimegah Sec Tbk	9,961,000	119,593
	PT Tunas Ridean Tbk	3,838,000	256,312
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	22,346
	PT Unggul Indah Cahaya Tbk	48,239	12,281

TOTAL — INDONESIA			16,202,621

ISRAEL — (3.1%)
COMMON STOCKS — (3.1%)
	Alony Hetz Properties & Investments, Ltd.	229,186	346,704
	Analyst IMS Investment Management Services, Ltd.	700	3,451
*	AudioCodes, Ltd.	111,296	202,148
*	AudioCodes, Ltd. ADR	82,926	154,242
	Azorim Investment Development & Construction Co., Ltd.	58,001	267,921
*	Baran Group, Ltd.	9,500	62,385
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	723,689
	Clal Insurance Enterprise Holdings, Ltd.	318,868	2,800,707
*	Compugen, Ltd.	11,938	16,355
	Dan Vehicle & Transportation	49,939	233,163
	Delek Automotive Systems, Ltd.	30,881	193,809
	Delek Drilling LP, Ltd.	799,658	360,544
*	Delta-Galil Industries, Ltd.	31,300	57,994
	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	98,813
	Elbit Medical Imaging, Ltd.	37,507	541,731
	Electra (Israel), Ltd.	5,396	418,374
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	456,181	513,848
	FMS Enterprises Migun, Ltd.	10,169	235,588
	Formula Systems, Ltd.	18,238	137,975
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,133,434
*	Granite Hacarmel Investments, Ltd.	19,200	35,003
*	Hadera Paper, Ltd.	8,541	370,857
*	Hamlet (Israel-Canada), Ltd.	6,342	27,730
*	Harel Insurance Investments & Finances, Ltd.	110,689	3,508,586
*	Hot-Cable Systems Media, Ltd.	68,469	395,148
*	Housing & Construction Holding Co., Ltd.	815,326	853,151
	IBI Investment House, Ltd.	6,530	33,214
	Industrial Building Corp., Ltd.	276,524	375,074
	Ituran Location & Control, Ltd.	21,033	145,794
*	Jerusalem Oil Exploration, Ltd.	14,516	118,839
*	Knafaim Arkia Holdings, Ltd.	27,233	210,076
	Leader Holding & Investments, Ltd.	74,777	45,226
*	Magic Software Enterprises, Ltd.	43,946	82,068
*	Mer Industries, Ltd.	19,959	81,439
*	Metalink, Ltd.	43,556	8,323
*	Metis Capital, Ltd.	1,079	3,104
	Middle East Tube Co., Ltd.	13,500	10,163
	Mivtach Shamir Holdings, Ltd.	16,251	335,052
*	Naphtha Israel Petroleum Corp.	105,630	21,073
*	Neto M.E. Holdings, Ltd.	6,938	119,055

13

	O.R.T. Technologies, Ltd.	6,000	20,328
*	OCIF Investments and Development, Ltd.	5,002	32,204
*	Orckit Communications, Ltd.	125,396	521,275
	Osem Investment, Ltd.	1	7
	Property and Building Corp., Ltd.	13,195	547,980
	Scailex Corp., Ltd.	60,694	403,897
	Spectronix, Ltd.	9,752	20,974
*	Suny Electronic, Ltd.	24,470	50,810
	Super-Sol, Ltd. Series B	449,336	1,913,512
*	The Israel Land Development Co., Ltd.	34,759	103,896
*	Tower Semiconductor, Ltd.	827,655	183,904
*	TTI Team Telecom International, Ltd. ADR	21,390	21,604
*	Union Bank of Israel, Ltd.	203,183	624,195
	Urdan Industries, Ltd.	303,535	144,284
*	VeriFone Holdings, Inc.	1	3

TOTAL — ISRAEL			19,870,737

MALAYSIA — (6.2%)
COMMON STOCKS — (6.2%)
	A&M Realty Berhad	130,000	15,119
	Acoustech Berhad	170,200	38,674
	Aeon Co. Berhad	974,200	1,093,087
*	AMBD Berhad	2,148,100	55,565
	Amway (Malaysia) Holdings Berhad	396,700	729,768
	Ancom Berhad	400,500	65,100
	Ann Joo Resources Berhad	981,750	375,379
*	Anson Perdana Berhad	10,000	127
	APM Automotive Holdings Berhad	215,100	93,954
*	Asas Dunia Berhad	173,000	30,935
*	Asia Pacific Land Berhad	1,888,600	156,139
	Bandar Raya Developments Berhad	1,190,200	338,444
	Berjaya Corp. Berhad	4,994,500	822,878
	Berjaya Land Berhad	1,067,000	1,062,562
	Bernas Padiberas Nasional Berhad	1,175,200	383,780
	Bimb Holdings Berhad	894,600	230,915
	Bolton Properties Berhad	674,600	138,474
	Boustead Holdings Berhad	644,100	450,632
	Cahya Mata Sarawak Berhad	823,600	269,032
	Carlsberg Brewery Malaysia Berhad	655,600	634,081
	Cement Industries of Malaysia Berhad	359,000	613,593
	Chemical Co. of Malaysia Berhad	472,600	294,833
	Chin Teck Plantations Berhad	33,000	47,083
	Choo Bee Metal Industries Berhad	26,000	8,823
	Cycle & Carriage Bintang Berhad	15,000	7,745
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	37,302
	DNP Holdings Berhad	544,400	105,095
	DRB-Hicom Berhad	1,244,700	252,651
	Dreamgate Corp. Berhad	2,061,200	99,221
	Dutch Lady Milk Industries Berhad	125,700	300,809
	Eastern & Oriental Berhad (6468754)	830,200	164,911

14

	Eastern & Oriental Berhad (B19ZLW1)	36,000	9,124
	Eastern Pacific Industrial Corp. Berhad	218,100	50,040
	ECM Libra Avenue Berhad	1,592,777	161,132
	Encorp BHD	196,700	30,431
	Eng Kah Corp. Berhad	32,000	23,566
	Esso Malaysia Berhad	420,600	250,985
	Faber Group Berhad	538,000	87,450
	Far East Holdings Berhad	61,500	85,099
*	Fountain View Development Berhad	808,200	50,072
	Fraser & Neave Holdings Berhad	366,000	853,395
	General Corp. Berhad	225,100	35,646
	George Kent (Malaysia) Berhad	124,200	13,272
	GHL Systems Berhad	308,767	15,406
	Globetronics Technology Berhad	2,587,800	109,823
	Glomac Berhad	370,200	49,449
	Gold Is Berhad	279,600	96,455
*	Golden Plus Holdings Berhad	216,000	57,874
	Grand United Holdings Berhad	787,000	89,538
	Guiness Anchor Berhad	897,100	1,197,120
	GuocoLand (Malaysia) Berhad	1,359,800	358,276
	Hap Seng Consolidated Berhad	1,171,900	576,796
	HLG Capital Berhad	100,400	31,115
	Hock Seng Lee Berhad	1,010,300	147,347
	Hong Leong Industries Berhad	605,900	582,385
	Hovid Berhad	1,803,300	97,598
	Hume Industries (Malaysia) Berhad	412,267	292,562
	Hunza Properties Berhad	500,400	184,590
	Hwang-DBS (Malaysia) Berhad	293,200	87,017
*	IJM Land Berhad	1,207,000	226,071
	IJM Plantations Berhad	1,188,700	573,225
*	Insas Berhad	1,642,200	119,477
	Integrated Logistics Berhad	544,300	89,687
*	Jaks Resources Berhad	800,700	75,962
*	Jaya Tiasa Holdings Berhad	436,390	261,806
*	Johan Holdings Berhad	190,600	6,961
	JT International Berhad	550,600	644,304
	K & N Kenanga Holdings Berhad	762,300	87,989
*	Karambunai Corp. Berhad	5,564,900	88,563
	Keck Seng (Malaysia) Berhad	552,100	433,157
	KFC Holdings (Malaysia) Berhad	562,000	1,029,697
	Kian Joo Can Factory Berhad	1,091,080	306,315
	Kim Hin Industry Berhad	52,000	13,991
	Kim Loong Resources Berhad	221,760	95,446
	KPJ Healthcare Berhad	327,700	228,494
	KrisAssets Holdings Berhad	88,863	69,641
	KSL Holdings Berhad	649,266	112,626
*	Kub Malaysia Berhad	1,353,500	89,697
	Kuchai Development Berhad	87,100	14,594
	Kulim Malaysia Berhad	536,050	592,236
*	Kumpulan Europlus Berhad	1,228,800	74,440
*	Kumpulan Hartanah Selangor Berhad	708,600	51,971
*	Kurnia Asia Berhad	2,485,800	179,453

15

	Kwantas Corp. Berhad	343,600	172,304
*	Land & General Berhad	2,540,400	120,524
	Landmarks Berhad	923,400	255,211
*	LBS Bina Group Berhad	680,600	51,441
	Leader Universal Holdings Berhad	1,018,700	124,451
	Leong Hup Holdings Berhad	427,700	102,132
	Lingkaran Trans Kota Holdings Berhad	915,600	425,358
*	Lion Corp Berhad	616,300	44,295
	Lion Industries Corp. Berhad	424,800	75,253
*	MAA Holdings Berhad	346,666	45,296
*	Malaysia Aica Berhad	48,200	6,858
	Malaysia Building Society Berhad	7,000	1,500
	Malaysian Mosaics Berhad	71,460	15,121
	Malaysian Pacific Industries Berhad	339,500	611,692
	Malaysian Resources Corp. Berhad	1,794,366	313,762
*	Mancon Berhad	12,000	2,940
	Manulife Insurance (M) Berhad	100,800	58,798
	Marco Holdings Berhad	2,835,400	64,641
*	Matrix International Berhad	684,000	55,842
	MBM Resources Berhad	322,366	197,910
*	Measat Global Berhad	160,900	42,681
	Media Prima Berhad	1,115,533	348,134
	Mega First Corp. Berhad	361,600	80,164
*	MEMS Technology Berhad	1,917,000	32,884
	Metro Kajang Holdings Berhad	138,900	31,334
*	Minho (M) Berhad	181,100	15,495
	MNRB Holdings Berhad	497,100	420,430
	MTD ACPI Engineering Berhad	601,000	65,452
	Muhibbah Engineering Berhad	750,150	165,338
*	Mulpha International Berhad	2,268,650	361,342
	Multi-Purpose Holdings Berhad	457,000	140,320
	Naim Cendera Berhad	622,300	412,885
*	Narra Industries Berhad	16,000	1,712
	NCB Holdings Berhad	1,147,200	869,457
	New Straits Times Press (Malaysia) Berhad	720,000	210,425
*	Nikko Electronics Berhad	36,600	259
	Notion VTEC Berhad	1,293,600	77,299
	NTPM Holdings Berhad	550,600	72,540
	NV Multi Corp. Berhad	430,900	67,229
*	NWP Holdings Berhad	112,000	6,624
*	Nylex (Malaysia) Berhad	551,000	121,404
	OKS Property Holdings Berhad	256,835	16,045
	Oriental Holdings Berhad	10,500	13,570
	OSK Holdings Berhad	1,375,271	390,820
	P.I.E. Industrial Berhad	140,100	121,572
*	Pan Malaysia Cement Works Berhad	766,600	24,125
*	Pan Malaysian Industries Berhad	1,389,000	20,006
	Panasonic Manufacturing Malaysia Berhad	157,184	462,324
*	Panglobal Berhad	14,000	7,451
	Paramount Corp. Berhad	24,000	13,319
	PBA Holdings Berhad	274,100	61,056
	Pelikan International Corp. Berhad	599,560	195,804

16

	PJ Development Holdings Berhad	1,070,900	128,730
	Pos Malaysia & Services Holdings Berhad	84,000	43,002
*	Prime Utilities Berhad	3,000	123
	Protasco Berhad	575,600	90,755
	Puncak Niaga Holdings Berhad	749,520	419,987
	QL Resources Berhad	673,050	436,915
	QSR Brand Berhad	37,333	20,758
*	Ramunia Holdings Berhad	695,447	232,038
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	60,725
	Sarawak Oil Palms Berhad	179,660	103,009
	Scientex Inc. Berhad	344,862	97,007
	Selangor Dredging Berhad	1,118,200	136,551
	Shangri-La Hotels (Malaysia) Berhad	171,200	67,637
	SHL Consolidated Berhad	277,400	79,054
	Sime Darby Berhad	488	862
*	South East Asia Lumber, Inc. Berhad	662,000	42,734
	Southern Acids (Malaysia) Berhad	41,000	18,155
	Southern Steel Berhad	502,800	207,747
*	SPK Sentosa Corp. Berhad	274,000	39,569
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	480,145
	Subur Tiasa Holdings Berhad	386,085	195,909
	Sunrise Berhad	836,008	303,197
	Sunway City Berhad	724,900	328,395
*	Sunway Holdings Berhad	1,046,000	176,225
	Supermax Corp. Berhad	708,700	187,625
	Suria Capital Holdings Berhad	672,800	178,801
	Symphony House Berhad	269,840	18,747
	Ta Ann Holdings Berhad	409,380	497,843
	TA Enterprise Berhad	2,890,300	427,752
	Tahp Group Berhad	4,000	2,956
*	Talam Corp. Berhad	1,716,350	66,020
	Tamco Corp. Holdings Berhad	18,000	1,626
	Tan Chong Motor Holdings Berhad	1,344,900	460,216
	Tasek Corp. Berhad	87,600	73,700
	TDM Berhad	355,500	110,159
*	Tebrau Teguh Berhad	1,016,400	108,041
	TH Group Berhad	907,000	161,632
	Thong Guan Industries Berhad	215,100	48,460
	Top Glove Corp. Berhad	555,880	595,337
	Tradewinds (Malaysia) Berhad	371,600	243,940
	TRC Synergy Berhad	64,800	18,727
	UAC Berhad	44,715	33,067
	Uchi Technologies Berhad	487,700	129,499
	UEM Builders Berhad	1,763,600	704,566
	Unico-Desa Plantations Berhad	1,853,775	361,208
	Unisem (M) Berhad	921,800	222,301
	United Malacca Rubber Estates Berhad	267,400	385,292
	United Malayan Land Berhad	13,000	3,526
	United Plantations Berhad	535,700	1,355,291
	Utusan Melayu (Malaysia) Berhad	144,500	28,768

17

	VADS Berhad	165,800	336,841
	VS Industry Berhad	427,326	150,157
	Wah Seong Corp. Berhad	1,157,250	369,587
	WTK Holdings Berhad	1,165,000	340,684
	Yeo Hiap Seng (Malaysia) Berhad	56,760	18,131
	YTL e-Solutions Berhad	3,485,600	247,587
	Yu Neh Huat Berhad	775,914	219,094
	Zelan Berhad	1,146,600	388,260
TOTAL COMMON STOCKS			39,825,576

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	5,980
*	Malayan United Industries Berhad A2	176,957	5,482
TOTAL PREFERRED STOCKS			11,462

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	35,898
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	130
*	OSK Property Warrants 04/05/09	1,696	41
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	501
*	Salcon Berhad Warrants 05/17/14	130,000	5,491
TOTAL RIGHTS/WARRANTS			42,061

TOTAL — MALAYSIA			39,879,099

MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
* #	Alsea de Mexico S.A.B. de C.V.	482,100	261,516
* #	Banco Compartamos S.A. de C.V.	199,200	337,328
* #	Carso Infraestructura y Construccion S.A.B. de CV	347,500	196,874
#	Cia Minera Autlan S.A.B. de C.V.	94,400	242,832
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	54,545
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,650,300	454,017
*	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,842,930
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	746,355
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	883
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,333,903
	Corporativo Fragua S.A.B. de C.V. Series B	31	284
*	Corporativo GBM S.A.B de C.V.	29,028	6,531
* #	Desarrolladora Homex S.A.B. de C.V.	376,800	1,440,728
*	Dine S.A.B. de C.V.	196,367	120,407
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	4,026,654
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	14,408
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,104,274
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	3,946,400
* #	Gruma S.A.B. de C.V. ADR	58,800	152,880
* #	Gruma S.A.B. de C.V. Series B	1,253,434	808,510
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	405,014
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	484,278
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,015,000

18

	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,190,364
	Grupo Continental S.A.B. de C.V.	3,339,259	5,190,222
	Grupo Herdez S.A.B. de C.V.	107,000	101,865
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	404,694
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	92,839
* #	Grupo Iusacell S.A.B. de C.V.	37,850	108,689
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	86,562
*	Grupo Nutrisa S.A. de C.V.	188	197
	Grupo Posadas S.A. de C.V. Series L	199,000	201,049
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,474
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	239,798
* #	Industrias CH S.A.B. de C.V. Series B	3,429,248	6,982,421
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	4,471
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	641
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,768
*	Savia S.A. de C.V.	610,700	37,969
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	3,145,521
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	740,100	1,104,326
#	Vitro S.A.B. de C.V.	736,702	377,297
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	597,662

TOTAL — MEXICO			41,866,380

PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
	A. Soriano Corp.	3,430,211	154,557
	Aboitiz Equity Ventures, Inc.	6,767,000	763,308
	Alaska Milk Corp.	1,404,000	129,488
*	Bacnotan Consolidated Industries, Inc.	185,549	37,834
*	Belle Corp.	20,937,000	256,479
*	Benpres Holdings Corp.	6,381,000	150,422
	Cebu Holdings, Inc.	2,284,000	78,160
	China Banking Corp.	1	8
*	Digital Telecommunications Phils., Inc.	15,500,000	341,157
	Filinvest Development Corp.	11,428,000	257,106
	Filinvest Land, Inc.	175,457,577	1,524,093
	First Philippines Holdings Corp.	3,309,900	1,228,081
	Ginebra San Miguel, Inc.	1,003,200	282,729
*	House of Investments, Inc.	732,000	19,490
*	Ionics, Inc.	769,825	5,665
	Jollibee Food Corp.	640,000	605,099
*	Lepanto Consolidated Mining Co. Series B	2,970,000	5,321
*	Mabuhay Holdings Corp.	516,000	949
	Macroasia Corp.	447,500	28,020
	Manila Jockey Club, Inc.	163,277	9,512
*	Manila Mining Corp.	149,300,000	24,201
*	Metro Pacific Corp. Series A	1,827,193	77,689
*	Paxys, Inc.	1,464,400	36,583
	Philex Mining Corp.	2,688,400	280,235
*	Philippine Bank of Communications	14,726	8,730
*	Philippine National Bank	728,975	316,604
*	Philippine National Construction Corp.	173,000	17,328

19

	Philippine Savings Bank	356,863	293,302
	Philippine Stock Exchange, Inc.	19,800	86,855
*	Philippine Townships, Inc.	216,266	409
	Republic Glass Holding Corp.	507,500	13,486
	RFM Corp.	9,734,268	47,903
	Robinson’s Land Corp. Series B	1,525,870	174,670
	Security Bank Corp.	320,842	255,404
	Semirara Mining Corp.	266,900	186,741
	Shang Properties, Inc.	1,759,970	35,062
	SM Development Corp.	7,811,320	324,255
	Union Bank of the Philippines	47,500	23,435
*	Universal Rightfield Property Holdings, Inc.	1,062,000	608
	Universal Robina Corp.	3,594,015	383,139
*	Victorias Milling Co., Inc.	139,680	2,484
	Vista Land & Lifescapes, Inc.	647,700	14,595
*	Yehey! Corp.	29,670	—
TOTAL COMMON STOCKS			8,481,196

RIGHTS/WARRANTS — (0.0%)
*	Philex Mining Corp. Rights 11/19/08	672,100	—

TOTAL — PHILIPPINES			8,481,196

POLAND — (3.0%)
COMMON STOCKS — (3.0%)
	Agora SA	156,140	1,103,194
*	Alchemia SA	113,938	293,685
*	Amica Wronki SA	24,082	69,937
	Apator SA	24,153	94,647
	Asseco Poland SA	27,615	465,997
*	Bank Przemyslowo Handlowy BPH SA	12,274	219,949
*	Barlinek SA	15,043	19,983
*	Bioton SA	2,362,149	334,925
*	Budimex SA	37,430	845,755
*	Cersanit SA	144,105	676,226
	Ciech SA	8,204	118,608
	Debica SA	29,862	432,372
	Decora SA	9,066	46,885
*	Echo Investment SA	1,181,980	1,052,261
	Elektrobudowa SA	10,608	680,825
	Eurocash SA	160,686	496,766
*	Fabryki Mebli Forte SA	55,216	93,409
*	Farmacol SA	61,368	464,827
*	Ferrum SA	309	797
	Grupa Kety SA	39,137	709,069
*	Grupa Lotos SA	44,240	313,129
	Impexmetal SA	599,390	331,537
*	Koelner SA	14,231	43,896
*	Kroscienskie Huty Szkla Krosno SA	43,176	15,853
*	Lentex SA	28,914	109,706
*	LPP SA	1,283	431,038

20

*	MNI SA	253,024	211,321
*	Mondi Packaging Paper Swiecie SA	30,048	359,730
	Mostostal Siedlce SA	677,652	750,860
*	Mostostal Warszawa SA	37,200	670,765
	Multimedia Polska SA	64,141	137,337
*	Netia Holdings SA	1,021,505	723,616
*	NG2 SA	64,565	936,054
	Orbis SA	137,403	1,878,478
	Pekaes SA	24,538	102,054
*	Polska Grupa Farmaceutyczna SA	33,497	295,507
*	Raciborska Fabryka Kotlow SA	245,241	410,694
	Sniezka SA	5,612	45,840
*	Stalexport SA	666,131	319,263
*	Synthos SA	1,813,162	466,990
*	Vistula SA	232,490	274,108
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,287,989
*	Zaklady Azotowe Pulawy SA	11,032	224,571
	Zaklady Tluszcowe Kruszwica SA	37,250	399,706
	Zelmer SA	12,580	121,651
TOTAL COMMON STOCKS			19,081,810

RIGHTS/WARRANTS — (0.0%)
*	Barlinek SA Rights 2008	15,043	—

TOTAL — POLAND			19,081,810

SOUTH AFRICA — (4.6%)
COMMON STOCKS — (4.6%)
	Adcorp Holdings, Ltd.	35,320	86,751
	Advtech, Ltd.	486,983	173,946
	Aeci, Ltd.	70,526	382,217
*	Aflease Gold, Ltd.	195,228	19,941
*	AG Industries, Ltd.	1,647,458	89,159
	Allied Electronics Corp., Ltd.	94,507	231,949
	Astral Foods, Ltd.	33,426	302,130
*	Avusa, Ltd. (6049494)	325,845	413,582
*	Avusa, Ltd. (B2QHHR4)	392,940	947,605
	Bell Equipment, Ltd.	158,539	226,683
	Business Connexion Group	229,687	89,299
	Capitec Bank Holdings, Ltd.	83,248	230,649
	Cashbuild, Ltd.	13,473	75,217
	Ceramic Industries, Ltd.	31,493	238,232
	City Lodge Hotels, Ltd.	30,825	211,321
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	14,112
	Datacentrix Holdings, Ltd.	20,000	5,634
	Delta Electrical Industries, Ltd.	83,032	87,838
	Dimension Data Holdings P.L.C.	3,458,471	1,839,958
	Distell Group, Ltd.	297,735	1,427,018
	Distribution & Warehousing Network, Ltd.	246,389	248,043
*	Dorbyl, Ltd.	222,291	162,408

21

	Enviroserv Holdings, Ltd.	291,414	493,690
	Famous Brands, Ltd.	9,678	13,771
	Foschini, Ltd.	84,284	346,723
	Gold Reef Resorts, Ltd.	169,887	270,051
	Grindrod, Ltd.	1,607,864	2,306,240
	Group Five, Ltd.	114,316	482,875
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,335,536
	Hudaco Industries, Ltd.	23,083	134,451
	Hulamin, Ltd.	93,729	154,198
	Iliad Africa, Ltd.	266,887	152,530
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	3,341,238
*	Kap International Holdings, Ltd.	1,834,945	249,825
*	M Cubed Holdings, Ltd.	385,000	7,877
*	Merafe Resources, Ltd.	4,526,666	520,215
*	Metorex, Ltd.	1,453,388	808,056
	Mr. Price Group, Ltd.	218,245	536,235
	Mustek, Ltd.	784,364	289,852
	New Clicks Holdings, Ltd.	563,552	916,771
	Nu-World Holdings, Ltd.	28,894	49,655
	Oceana Group, Ltd.	182,711	406,908
	Omnia Holdings, Ltd.	37,562	230,243
	Peregrine Holdings, Ltd.	217,431	182,020
*	Product Co.	65,013	—
	PSG Group, Ltd.	119,196	158,777
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	20,437
	Reunert, Ltd.	113,771	574,013
*	SecureData Holdings, Ltd.	339,582	31,266
	Sentula Mining, Ltd.	825,428	726,208
	Spur Corp., Ltd.	53,697	35,986
	Sun International, Ltd.	39,933	332,206
*	Super Group, Ltd.	3,448,250	1,044,104
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	658,375	3,656,941
	Trans Hex Group, Ltd.	153,546	75,562
	Trencor, Ltd.	97,601	193,288
	UCS Group, Ltd.	144,872	29,967
	Value Group, Ltd.	321,111	94,609
*	Wesizwe Platinum, Ltd.	243,454	52,580
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	1,946,463

TOTAL — SOUTH AFRICA			29,705,059

SOUTH KOREA — (8.9%)
COMMON STOCKS — (8.9%)
	Aekyung Petrochemical Co., Ltd.	7,150	80,559
	Asia Cement Manufacturing Co., Ltd.	3,603	97,082
	Asia Paper Manufacturing Co., Ltd.	8,880	31,122
	AUK Corp.	2,160	2,118
	Baek Kwang Mineral Products Co., Ltd.	1,860	17,381
#	Bing Grae Co., Ltd.	9,540	263,227

22

	Bohae Brewery Co., Ltd.	1,100	9,128
	Boo Kook Securities Co., Ltd.	7,410	117,032
	Boryung Pharmaceutical Co., Ltd.	3,514	50,631
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	254,484
	BYC Co., Ltd.	710	80,051
	Byuck San Corp.	5,300	35,578
#	Byuck San Engineering and Construction Co., Ltd.	38,300	44,135
*	C & Heavy Industries Co., Ltd.	22,433	17,368
* #	Capro Corp.	38,750	112,270
#	Celrun Co., Ltd.	22,630	26,928
	Cheil Worldwide, Inc.	5,487	710,001
	Cho Kwang Leather Co., Ltd.	10,640	34,623
	Cho Kwang Paint Co., Ltd.	12,070	14,417
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	37,744
#	Chong Kun Dang Pharmaceutical Corp.	11,862	117,418
* #	Choongwae Holdings Co., Ltd.	5,482	22,203
	Choongwae Pharmaceutical Corp.	9,906	63,316
	Chosun Refractories Co., Ltd.	2,210	102,386
#	Chungho Comnet Co., Ltd.	2,320	15,248
#	CJ CGV Co., Ltd.	19,000	236,483
* #	CJ Corp.	26,223	702,276
*	Cosmochemical Co., Ltd.	14,640	33,391
#	Crown Confectionery Co., Ltd.	1,360	44,050
	Dae Dong Industrial Co., Ltd.	6,090	60,558
*	Dae Ho Corp.	543	55
	Dae Hyun Co., Ltd.	51,280	16,192
#	Dae Sang Corp.	34,350	129,102
#	Dae Won Kang Up Co., Ltd.	80,800	106,986
#	Daeduck Electronics Co., Ltd.	36,917	85,051
#	Daeduck Industries Co., Ltd.	21,536	60,038
	Daegu Bank Co., Ltd.	166,150	844,899
#	Daehan City Gas Co., Ltd.	11,541	228,241
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	273,964
#	Daehan Flour Mills Co., Ltd.	2,110	181,244
	Daehan Synthetic Fiber Co., Ltd.	1,750	100,005
#	Daekyo Co., Ltd.	98,400	365,742
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	75,349
	Daelim Trading Co., Ltd.	17,730	55,642
	Daesang Farmsco Co., Ltd.	13,210	9,725
#	Daesang Holdings Co., Ltd.	7,072	12,510
#	Daesung Industrial Co., Ltd.	6,130	269,737
*	Daewoo Electronic Components Co., Ltd.	184,910	15,756
#	Daewoo Motor Sales Corp.	31,830	232,920
	Daewoong Co., Ltd.	6,546	74,125
#	Daewoong Pharmaceutical Co., Ltd.	9,753	289,668
	Dahaam E-Tec Co., Ltd.	2,200	45,752
#	Daishin Securities Co., Ltd.	68,700	762,063
#	Daiyang Metal Co., Ltd.	22,400	30,663
#	Daou Technology, Inc.	56,480	127,037
	Digital Power Communications Co., Ltd.	50,540	32,178
	Dong Ah Tire Industrial Co., Ltd.	22,245	102,964
	Dong IL Rubber Belt Co., Ltd.	12,866	17,615

23

#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	182,523
#	Dong-A Pharmaceutical Co., Ltd.	14,036	870,924
	Dongbang Agro Co., Ltd.	19,470	96,529
	Dongbang Transport Logistics Co., Ltd.	26,000	36,476
	Dongbu Corp.	25,950	97,587
* #	Dongbu HiTek Co., Ltd.	32,873	104,735
#	Dongbu Securities Co., Ltd.	35,541	122,857
#	Dongbu Steel Co., Ltd.	30,980	151,725
	Dong-Il Corp.	3,048	98,544
	Dongil Paper Manufacturing Co., Ltd.	37,700	18,317
#	Dongwon F&B Co., Ltd.	3,360	53,200
#	Dongwon Industries Co., Ltd.	2,350	131,504
#	Dongwon Systems Corp.	138,447	111,320
#	Dongyang Mechatronics Corp.	29,591	91,732
#	Doosan Construction & Engineering Co., Ltd.	83,770	289,185
	DPI Co., Ltd.	8,565	35,393
*	DuzonBIzon Co., Ltd.	29,690	16,193
#	E1 Corp.	7,720	388,013
*	Eagon Industrial Co., Ltd.	3,120	14,531
*	En Paper Manufacturing Co., Ltd.	23,440	28,529
	e-Starco Co., Ltd.	59,320	20,850
	F&F Co., Ltd.	21,060	41,834
* #	First Fire & Marine Insurance Co., Ltd.	23,310	81,825
* #	Firstech Co., Ltd.	29,829	20,012
#	Foosung Co., Ltd.	46,809	78,079
	Fursys, Inc.	13,170	226,259
	Gaon Cable Co., Ltd.	4,470	54,918
	GIIR, Inc.	14,410	101,463
#	Global & Yuasa Battery Co., Ltd.	12,280	118,202
	Green Cross Corp. (6497134)	1,825	79,982
#	Green Cross Corp. (6771708)	2,050	128,921
#	Green Non-Life Insurance Co., Ltd.	4,877	20,256
#	Gwangju Shinsegae Co., Ltd.	1,820	145,131
#	Halla Climate Control Corp.	106,070	725,911
#	Halla Engineering & Construction Corp.	13,160	71,903
* #	Han All Pharmaceutical Co., Ltd.	34,948	61,861
#	Han Kuk Carbon Co., Ltd.	28,623	79,865
#	Han Yang Securities Co., Ltd.	12,760	74,642
	Handok Pharmaceuticals Co., Ltd.	12,760	99,172
#	Handsome Corp.	34,799	177,561
	Hanil Cement Manufacturing Co., Ltd.	8,558	425,764
	Hanil Construction Co., Ltd.	8,938	26,344
	Hanil E-Wha Co., Ltd.	38,970	50,035
	Hanil Iron & Steel Co., Ltd.	2,450	23,432
#	Hanjin Transportation Co., Ltd.	13,211	363,081
	Hankook Cosmetics Co., Ltd.	25,320	40,524
	Hankook Shell Oil Co., Ltd.	1,620	96,730
*	Hankook Synthetics, Inc.	550	40
	Hankuk Glass Industries, Inc.	12,660	197,803
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	100,077
#	Hanmi Pharm Co., Ltd.	10,493	632,103
	Hansae Co., Ltd.	22,080	30,175

24

#	Hansol Chemical Co., Ltd.	12,170	43,883
#	Hansol CSN Co., Ltd.	65,160	45,204
#	Hansol LCD, Inc.	5,777	60,483
* #	Hansol Paper Co., Ltd.	53,310	524,013
#	Hanssem Co., Ltd.	22,380	138,522
#	Hanwha Chemical Corp.	107,857	468,009
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	133,980
	Hanwha Securities Co., Ltd.	65,931	274,628
	Hanwha Timeworld Co., Ltd.	5,120	41,045
#	HMC Investment Securities Co., Ltd.	11,094	107,455
#	Hotel Shilla Co., Ltd.	60,958	612,166
	HS R&A Co., Ltd.	1,460	5,781
#	Huchems Fine Chemical Corp.	31,846	512,127
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	266,662
	Husteel Co., Ltd.	7,220	78,472
#	Hwa Sung Industrial Co., Ltd.	12,520	33,546
	Hwacheon Machinery Works Co., Ltd.	2,200	17,350
	Hwashin Co., Ltd.	22,220	29,408
#	Hyundai Auton Co., Ltd.	134,030	385,047
	Hyundai Cement Co., Ltd.	10,020	53,386
* #	Hyundai Corp.	21,801	157,248
#	Hyundai Department Store Co., Ltd.	21,041	1,028,303
	Hyundai DSF Co., Ltd.	7,510	34,928
#	Hyundai Elevator Co., Ltd.	7,294	353,028
#	Hyundai H & S Co., Ltd.	6,210	214,148
#	Hyundai Hysco	91,740	504,185
#	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	963,172
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	24,325
* #	IHQ, Inc.	22,450	24,604
	Il Dong Pharmaceutical Co., Ltd.	7,553	106,804
	Il Sung Construction Co., Ltd.	4,300	15,994
	Il Yang Pharmaceutical Co., Ltd.	18,270	184,500
*	Iljin Display Co., Ltd.	2,568	14,009
*	Iljin Electric Co., Ltd.	26,649	56,871
#	Iljin Holdings Co., Ltd.	27,632	38,744
	Ilshin Spinning Co., Ltd.	1,730	88,370
#	Ilsung Pharmaceutical Co., Ltd.	2,040	90,265
	InziControls Co., Ltd.	1,260	2,558
	IS Dongseo Co., Ltd.	7,558	37,767
#	ISU Chemical Co., Ltd.	7,920	65,093
#	Jahwa Electronics Co., Ltd.	16,460	54,837
	Jeil Pharmaceutical Co.	18,840	92,573
#	Jeonbuk Bank, Ltd.	51,866	218,453
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	46,247
#	K.C. Tech Co., Ltd.	25,512	49,581
#	Keangnam Enterprises, Ltd.	21,653	109,614
#	KEC Holdings Co., Ltd.	18,229	10,473
*	Kedcom Co., Ltd.	42,070	17,906
* #	KG Chemical Corp.	8,410	29,753
*	KISCO Corp.	10,860	169,931
#	KISWIRE, Ltd.	12,848	391,701
#	Kolon Engineering & Construction Co., Ltd.	21,890	65,260

25

*	Kolon Industries, Inc.	23,890	396,284
	Korea Cast Iron Pipe Co., Ltd.	26,090	47,094
*	Korea Circuit Co., Ltd.	19,330	32,042
	Korea Cottrell Co., Ltd.	14,960	56,188
#	Korea Development Co., Ltd.	14,820	49,750
	Korea Development Leasing Corp.	4,545	93,146
#	Korea Electric Terminal Co., Ltd.	14,990	165,433
#	Korea Export Packing Industries Co., Ltd.	3,990	20,205
	Korea Flange Co., Ltd.	6,900	36,997
#	Korea Investment Holdings Co., Ltd.	15,000	307,778
	Korea Iron & Steel Co., Ltd.	3,289	64,181
#	Korea Komho Petrochemical Co., Ltd.	26,400	357,617
	Korea Line Corp.	8,700	466,629
	Korea Mutual Savings Bank	6,040	93,984
#	Korea Petrochemical Industry Co., Ltd.	10,960	145,752
#	Korea Reinsurance Co., Ltd.	112,673	628,911
	Korean Air Terminal Service Co., Ltd.	3,350	78,893
#	Korean French Banking Corp.	66,958	32,134
* #	KP Chemical Corp.	121,051	351,982
	KPX Chemical Co., Ltd.	3,250	106,710
#	KPX Fine Chemical Co., Ltd.	3,171	92,593
	KPX Holdings Corp.	3,008	109,694
* #	KTB Securities Co., Ltd.	59,730	128,933
#	Kukdo Chemical Co., Ltd.	8,450	115,496
	Kukdong Oil & Chemicals Co., Ltd.	3,623	19,669
	Kukje Pharm Ind. Co., Ltd.	13,468	17,802
	Kumbi Corp.	670	21,352
#	Kumho Electronics Co., Ltd.	7,292	99,277
#	Kumho Industrial Co., Ltd.	31,570	288,794
	Kumho Investment Bank	101,210	34,262
#	Kumho Tire Co., Inc.	90,000	317,984
	Kumkang Industrial Co., Ltd.	5,810	26,795
	Kunsul Chemical Industrial Co., Ltd.	7,190	56,572
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	129,591
#	Kyeryong Construction Industrial Co., Ltd.	10,770	98,455
#	Kyobo Securities Co., Ltd.	44,300	251,079
	Kyung Dong Navien Co., Ltd.	1,740	29,100
* #	Kyungbang Co., Ltd.	1,100	55,975
	Kyungdong City Gas Co., Ltd.	2,270	75,933
	Kyung-in Synthetic Corp.	2,517	35,378
	Kyungnam Energy Co., Ltd.	28,770	48,328
	Lee Ku Industrial Co., Ltd.	35,635	24,282
#	LG Fashion Corp.	26,035	424,349
	LG International Corp.	65,552	743,082
* #	LG Life Sciences, Ltd.	15,845	376,387
#	LIG Insurance Co., Ltd.	63,770	742,584
	Lotte Chilsung Beverage Co., Ltd.	1,112	598,789
	Lotte Confectionary Co., Ltd.	990	844,870
* #	Lotte Midopa Co., Ltd.	61,160	301,081
#	Lotte Sam Kang Co., Ltd.	1,770	163,562
#	LS Industrial Systems Co., Ltd.	28,250	787,140
* #	Macquarie Korea Infrastructure Fund	24,000	88,352

26

#	Manho Rope & Wire Co., Ltd.	3,950	24,604
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	294,607
#	Meritz Securities Co., Ltd.	278,555	195,993
	Miwon Commercial Co., Ltd.	1,280	39,643
#	Moorim Paper Co., Ltd.	21,778	148,245
	Motonic Corp.	20,900	97,103
#	Namhae Chemical Corp.	63,074	669,003
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	156,716
	Namyang Dairy Products Co., Ltd.	745	230,842
	Nasan Co., Ltd.	35,400	40,871
	National Plastic Co., Ltd.	3,250	24,749
#	NCsoft Corp.	22,620	584,143
	Nexen Corp.	3,320	38,360
	NH Investment & Securities Co., Ltd.	59,219	232,671
#	Nong Shim Co., Ltd.	4,914	797,840
#	Nong Shim Holdings Co., Ltd.	5,210	261,351
	Noroo Paint Co., Ltd.	14,277	23,457
#	ORION Corp.	5,470	645,175
	Ottogi Corp.	3,910	391,258
	Pacific Corp.	6,730	396,334
	Pacific Pharmaceutical Co., Ltd.	2,030	45,029
	PaperCorea, Inc.	13,740	76,941
	Pohang Coated Steel Co., Ltd.	6,320	83,545
	Poong Lim Industrial Co., Ltd.	31,880	51,766
* #	Poongsan Corp.	34,931	167,221
#	Poongsan Holdings Corp.	6,567	42,967
*	Prime Entertainment Co., Ltd.	2,676	872
#	Pulmuone Co., Ltd.	2,916	92,402
	Pum Yang Construction Co., Ltd.	8,260	73,331
	Pusan Bank	162,320	829,168
#	Pusan City Gas Co., Ltd.	14,730	191,753
*	Pyung Hwa Holdings Co., Ltd.	3,205	3,123
	Pyung Hwa Industrial Co., Ltd.	1,116	1,423
#	S&T Corp.	31,366	126,257
*	S&T Corp.	31	1,178
#	S&T Daewoo Co., Ltd.	12,330	155,771
#	S&T Dynamics Co., Ltd.	29,822	169,935
	S1 Corp.	28,093	954,942
*	Saehan Industries, Inc.	65,180	200,120
*	Saehan Media Corp.	15,530	15,262
* #	Sajo Industries Co., Ltd.	5,990	93,630
* #	Sajodaerim Corp.	4,770	54,352
#	Sam Jin Pharmaceutical Co., Ltd.	24,895	128,384
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	75,037
	Sam Whan Camus Co., Ltd.	5,270	26,688
	Sam Yung Trading Co., Ltd.	13,450	29,122
#	Sambu Construction Co., Ltd.	10,690	105,485
#	Samchully Co., Ltd.	4,720	460,396
#	Samho International Co., Ltd.	12,681	26,784
	Samhwa Crown and Closure Co., Ltd.	730	6,768
	Samhwa Paints Industrial Co., Ltd.	26,400	59,507
*	Samick Musical Instruments Co., Ltd.	146,160	52,630

27

*	Samsung Climate Control Co., Ltd.	6,810	31,887
	Samsung Fine Chemicals Co., Ltd.	29,280	808,999
	Samwhan Corp.	13,660	93,402
#	Samyang Corp.	8,990	216,192
* #	Samyang Foods Co., Ltd.	7,360	62,333
#	Samyang Genex Co., Ltd.	4,026	153,922
	Samyang Tongsang Co., Ltd.	1,760	34,035
#	Samyoung Electronics Co., Ltd.	17,870	112,444
#	Seah Besteel Corp.	16,050	244,065
	SeAH Holdings Corp.	4,160	207,124
	SeAH Steel Corp.	5,500	176,658
	Sebang Co., Ltd.	15,655	106,806
	Sejong Industrial Co., Ltd.	21,610	67,866
#	Seoul City Gas Co., Ltd.	3,590	160,711
#	Seoul Securities Co., Ltd.	447,434	324,661
* #	Serim Paper Manufacturing Co., Ltd.	24,240	65,267
#	Sewon Cellontech Co., Ltd.	14,221	47,537
*	SGWICUS Corp.	16,060	10,869
* #	SH Chemical Co., Ltd.	148,722	72,769
	Shin Won Corp.	60,100	47,132
	Shin Young Securities Co., Ltd.	10,600	224,573
*	Shinhan Engineering & Construction Co., Ltd.	3,676	19,106
	Shinil Engineering Co., Ltd.	4,010	14,496
	Shinpoong Pharmaceutical Co., Ltd.	4,680	43,945
	Shinsegae Engineering & Construction Co., Ltd.	2,990	25,625
#	Shinsung Engineering Co., Ltd.	15,210	71,358
*	Shinsung Engineering Co., Ltd.	7,604	18,613
* #	Shinsung FA Co., Ltd.	7,604	21,647
	Sindo Ricoh Co., Ltd.	11,169	396,203
#	SJM Co., Ltd.	22,510	78,208
#	SK Chemicals Co., Ltd.	22,820	351,087
	SK Energy Co., Ltd.	12	690
	SK Gas Co., Ltd.	9,960	355,325
#	SKC Co., Ltd.	34,460	335,386
	SL Corp.	19,820	46,366
	Solomon Mutual Savings Bank	11,267	25,595
*	Songwon Industrial Co., Ltd.	12,420	32,337
*	Ssangyong Cement Industry Co., Ltd.	79,381	336,381
*	Ssangyong Corp.	8,372	43,126
* #	Ssangyong Motor Co.	137,030	118,702
	STX Corp.	16,246	251,442
	STX Engine Co., Ltd.	28,692	314,909
	Suheung Capsule Co., Ltd.	16,030	63,574
*	Sung Chang Enterprise Co., Ltd.	6,150	53,190
*	Sung Shin Cement Co., Ltd.	16,490	38,942
#	Sungwon Corp.	49,310	129,539
	Sunjin Co., Ltd.	2,840	29,320
#	Sunkyong Securities Co., Ltd.	268,610	291,273
	Tae Kwang Industrial Co., Ltd.	880	545,159
	Tae Kyung Industrial Co., Ltd.	29,140	84,854
	Taegu Department Store	13,040	77,351
#	Taeyoung Engineering & Construction	90,740	255,825

28

	Tai Lim Packaging Industries Co., Ltd.	62,000	32,272
	TCC Steel	3,016	25,997
* #	Tec & Co.	25,071	33,611
	Telcoware Co., Ltd.	9,000	35,622
* #	Tong Yang Major Corp.	70,586	130,304
#	Tong Yang Securities, Inc.	130,266	537,180
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	13,298	18,027
	TS Corp.	5,500	253,064
#	Uangel Corp.	12,280	36,116
	Unid Co., Ltd.	6,000	113,032
* #	Union Steel Manufacturing Co., Ltd.	13,912	153,737
#	Whanin Pharmaceutical Co., Ltd.	13,650	126,190
	Woongjin Thinkbig Co., Ltd.	22,329	217,098
	Woongjin.Com Co., Ltd.	32,907	190,832
#	Woori Financial Co., Ltd.	20,620	69,068
	WooSung Feed Co., Ltd.	17,000	14,678
	YESCO Co., Ltd.	5,950	115,284
#	Yoosung Enterprise Co., Ltd.	33,540	52,177
#	Youlchon Chemical Co., Ltd.	32,710	173,696
*	Young Poong Mining & Construction Corp.	1,580	67
	Young Poong Paper Manufacturing Co., Ltd.	2,170	47,257
	Youngbo Chemical Co., Ltd.	12,640	11,573
	Youngone Corp.	68,080	273,169
	Youngpoong Corp.	2,040	417,969
	Yuhan Corp.	10,444	1,519,235
	YuHwa Securities Co., Ltd.	12,910	118,160
* #	Yungjin Pharm Co., Ltd.	95,136	55,440
*	Yuyang Telecom Co., Ltd.	5,530	15,803
*	ZeroOne Interactive Co., Ltd.	16,000	2,423

TOTAL — SOUTH KOREA			57,307,326

TAIWAN — (11.0%)
COMMON STOCKS — (11.0%)
*	A.G.V. Products Corp.	741,782	117,673
	Aaeon Technology, Inc.	169,313	258,255
	Ability Enterprise Co., Ltd.	730,171	551,461
	Abocom Systems, Inc.	470	79
	Acbel Polytech, Inc.	773,731	338,184
	Acer, Inc.	241,157	311,055
	Altek Corp.	499,202	495,460
	Ampoc Far East Co., Ltd.	158,444	33,119
	Amtran Technology Co., Ltd.	1,045,503	299,142
	Apex Biotechnology Corp.	178,592	246,887
*	Apex Science & Engineering Corp.	124,000	16,915
*	Arima Computer Corp.	1,453,000	136,169
*	Arima Optoelectronics Corp.	92,594	13,590
	Asia Chemical Corp.	559,000	202,762
	Asia Polymer Corp.	495,936	197,613
	Asia Vital Components Co., Ltd.	362,569	173,520
	Aten International Co., Ltd.	184,560	239,254

29

	Aurora Corp.	541,499	398,153
	Aurora Systems Corp.	244,244	133,088
	Avermedia Technologies, Inc.	358,858	220,867
*	Behavior Tech Computer Corp.	775	94
	Bes Engineering Corp.	2,691,750	450,619
	Biostar Microtech International Corp.	231,975	69,541
	C Sun Manufacturing, Ltd.	248,878	72,449
*	Carnival Industrial Corp.	656,000	79,676
	Cathay Real Estate Development Co., Ltd.	9,000	1,964
	Central Reinsurance Co., Ltd.	826,402	224,525
	Chain Qui Development Co., Ltd.	226,083	99,387
	Champion Building Materials Co., Ltd.	545,759	118,361
	Charoen Pokphand Enterprises Co., Ltd.	351,000	95,028
	Cheng Loong Corp.	1,760,330	367,461
	Chenming Mold Industrial Corp.	276,437	76,462
*	Chia Her Industrial Co., Ltd.	539,000	16,229
*	Chia Hsin Cement Corp.	1,068,304	332,990
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,288
	Chicony Electronics Co., Ltd.	609,652	757,057
	Chilisin Electronics Corp.	207,535	52,538
	China Chemical & Pharmaceutical Co.	408,000	144,615
	China Ecotek Corp.	170,000	191,957
	China Electric Manufacturing Co., Ltd.	694,900	230,161
*	China General Plastics Corp.	665,000	100,190
	China Glaze Co., Ltd.	329,423	60,664
	China Hi-Ment Corp.	396,348	351,527
*	China Life Insurance Co., Ltd.	1,647,177	568,561
	China Man-Made Fiber Co., Ltd.	2,399,879	359,123
	China Metal Products Co., Ltd.	417,824	232,559
	China Motor Co., Ltd.	115,000	39,106
*	China Rebar Co., Ltd.	55,174	7,561
	China Steel Chemical Corp.	412,554	611,350
	China Steel Structure Co., Ltd.	232,000	89,872
	China Synthetic Rubber Corp.	712,954	618,677
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	100,664
	Chinese Maritime Transport, Ltd.	446,850	642,199
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	23,807
	Chin-Poon Industrial Co., Ltd.	558,649	200,751
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	493,581
	Chun Yu Works & Co., Ltd.	469,000	106,876
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	280,750
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	276,763
	Chung Hwa Pulp Corp.	843,594	232,422
*	CMC Magnetics Corp.	1,700,000	233,489
	Collins Co., Ltd.	661,000	153,510
	Compal Communications, Inc.	223,000	139,090
	Compeq Manufacturing Co., Ltd.	2,207,000	363,911
	Continental Engineering Corp.	1,297,067	284,875
	Cosmo Electronics Corp.	207,900	199,788
*	Cosmos Bank Taiwan	575,090	37,744

30

	CTCI Corp.	950,013	601,344
	CX Technology Co., Ltd.	108,368	30,183
	Cybertan Technology, Inc.	424,372	270,496
	Cyntec Co., Ltd.	319,324	362,374
	Da-Cin Construction Co., Ltd.	482,711	161,894
	De Licacy Industries Co., Ltd.	100,000	13,978
*	Delpha Construction Co., Ltd.	462,000	40,859
*	Der Pao Construction Co., Ltd.	476,000	11,834
	Diamond Flower Electric Instrument Co., Ltd.	201,509	225,851
	D-Link Corp.	788,303	539,682
	Eastern Media International	2,366,335	266,941
	Eclat Textile Co., Ltd.	236,196	66,014
	Edom Technology Co., Ltd.	238,776	52,099
	Elan Microelectronics Corp.	598,728	385,270
	E-Lead Electronic Co., Ltd.	82,942	30,319
	Elite Material Co., Ltd.	337,544	76,623
	Elite Semiconductor Memory Technology, Inc.	53,200	41,209
	Elitegroup Computer Systems Co., Ltd.	155,187	31,149
	Enlight Corp.	149,899	4,548
*	EnTie Commercial Bank	293,603	89,304
	Eternal Chemical Co., Ltd.	429,000	224,051
	Everest Textile Co., Ltd.	830,562	96,566
	Evergreen International Storage & Transport Corp.	1,691,000	719,946
	Everlight Chemical Industrial Corp.	655,000	235,485
*	Evertop Wire Cable Corp.	290,461	42,506
	Excel Cell Electronics Co., Ltd.	143,000	40,589
*	Far Eastern International Bank	381,048	58,118
	Federal Corp.	742,244	239,198
	Feng Hsin Iron & Steel Co., Ltd.	100	70
	Feng Tay Enterprise Co., Ltd.	791,561	400,904
*	FIC Global, Inc.	27,289	2,816
	First Copper Technology Co., Ltd.	703,000	122,532
	First Hotel	386,323	235,805
	First Steamship Co., Ltd.	304,000	252,638
	Flytech Technology Co., Ltd.	123,750	161,568
	Formosa Epitaxy, Inc.	226,758	96,160
	Formosan Rubber Group, Inc.	841,000	279,996
	Fortune Electric Co., Ltd.	415,800	327,761
*	Fu I Industrial Co., Ltd.	97,900	20,996
	Fwuson Industry Co., Ltd.	466,590	95,596
	G Shank Enterprise Co., Ltd.	325,256	167,800
	G.T.M. Corp.	338,000	90,519
	Gem Terminal Industries Co., Ltd.	293,579	146,827
	Giant Manufacture Co., Ltd.	528,328	1,277,620
	Giga-Byte Technology Co., Ltd.	1,390,800	489,665
	Globe Union Industrial Corp.	426,944	192,497
	Gold Circuit Electronics, Ltd.	839,056	243,487
	Goldsun Development & Construction Co., Ltd.	2,083,478	395,923
	Good Will Instrument Co., Ltd.	141,120	60,772
*	Grand Pacific Petrochemical Corp.	1,130,000	159,041
	Grape King, Inc.	183,000	81,574
	Great China Metal Industry Co., Ltd.	462,000	164,554

31

	Great Taipei Gas Co., Ltd.	820,000	309,521
	Great Wall Enterprise Co., Ltd.	753,992	462,885
	Greatek Co., Ltd.	815,020	507,756
	Hanpin Co., Ltd.	151,000	65,410
	Hey Song Corp.	765,000	222,842
	Highwealth Construction Corp.	992,299	484,748
*	Hitron Technologies, Inc.	169,000	26,163
*	Ho Tung Holding Corp.	951,486	220,479
	Hocheng Corp.	542,700	118,270
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	56,764
	Hong Tai Electric Industrial Co., Ltd.	567,000	177,724
	Hong Yi Fiber Industry Co., Ltd.	216,000	33,802
	Honmyue Enterprise Co., Ltd.	262,080	30,751
	Hota Industrial Manufacturing Co., Ltd.	228,067	111,620
	Hsin Kuang Steel Co., Ltd.	395,495	160,781
	Hsing Ta Cement Co., Ltd.	620,000	141,584
	Hua Eng Wire & Cable Co., Ltd.	988,565	162,569
	Huang Hsiang Construction Corp.	112,000	43,088
	Hung Ching Development & Construction Co., Ltd.	449,000	78,606
	Hung Poo Construction Corp.	490,658	257,160
*	Hwa Fong Rubber Co., Ltd.	471,670	90,177
	I-Chiun Precision Industry Co., Ltd.	247,018	137,236
	Infortrend Technology, Inc.	422,273	301,401
	ITE Technology, Inc.	186,408	318,547
	Jui Li Enterprise Co., Ltd.	346,080	63,343
	K Laser Technology, Inc.	295,694	111,279
	Kang Na Hsiung Co., Ltd.	302,000	110,209
*	Kao Hsing Chang Iron & Steel Corp.	784,000	111,252
	Kaulin Manufacturing Co., Ltd.	274,330	123,146
	Kee Tai Properties Co., Ltd.	791,426	222,937
*	Kenda Rubber Industrial Co., Ltd.	792,144	328,772
	King Yuan Electronics Co., Ltd.	2,111,700	561,625
	Kingdom Construction Co., Ltd.	889,000	163,439
*	King’s Town Bank	1,795,701	341,221
*	King’s Town Construction Co., Ltd.	545,355	210,218
	Kinpo Electronics, Inc.	2,658,157	498,985
	Kinsus Interconnect Technology Corp.	270,000	296,044
	Knowledge-Yield-Excellence Systems Corp.	420,473	274,752
	Kung Long Batteries Industrial Co., Ltd.	64,000	32,583
	Kuoyang Construction Co., Ltd.	687,000	187,967
*	Kwong Fong Industries Corp.	996,000	139,061
	Lan Fa Textile Co., Ltd.	618,423	96,370
*	Lead Data Co., Ltd.	617,920	40,983
	Leader Electronics, Inc.	56,415	11,960
*	Leadtek Research, Inc.	6,961	992
*	Lealea Enterprise Co., Ltd.	1,198,050	140,378
	Lee Chang Yung Chemical Industry Corp.	1,206,157	689,148
	Lee Chi Enterprises Co., Ltd.	326,000	83,707
*	Leofoo Development Co., Ltd.	507,000	178,285
	Les Enphants Co., Ltd.	297,944	114,671
*	Li Peng Enterprise Co., Ltd.	967,824	101,631
	Lien Hwa Industrial Corp.	1,143,752	376,275

32

	Lingsen Precision Industries, Ltd.	496,575	115,786
	Long Bon Development Co., Ltd.	797,948	183,355
*	Long Chen Paper Co., Ltd.	866,062	173,235
	Lucky Cement Corp.	620,000	113,151
	Makalot Industrial Co., Ltd.	237,202	169,924
	Mayer Steel Pipe Corp.	256,584	125,465
	Maywufa Co., Ltd.	67,632	25,427
	Meiloon Co., Ltd.	399,053	101,816
	Mercuries & Associates, Ltd.	987,477	246,837
*	Mercuries Data Co., Ltd.	285,292	37,005
	Merida Industry Co., Ltd.	375,800	523,324
	Merry Electronics Co., Ltd.	31,363	26,947
	Microelectronics Technology, Inc.	665,000	226,671
	Micro-Star International Co., Ltd.	1,716,345	716,793
*	Microtek International, Inc.	387,000	31,134
	Min Aik Technology Co., Ltd.	195,058	164,820
	Mirle Automation Corp.	250,568	141,626
	Mitac Technology Corp.	679,360	269,422
	Mobiletron Electronics Co., Ltd.	135,000	42,338
	Mospec Seminconductor Corp.	117,000	49,625
*	Mustek Systems, Inc.	591,708	25,834
	Nak Sealing Technologies Corp.	121,954	105,890
*	Namchow Chemical Industrial Co., Ltd.	473,000	68,693
	Nankang Rubber Tire Co., Ltd.	1,011,622	561,120
	Nantex Industry Co., Ltd.	421,421	232,411
	National Petroleum Co., Ltd.	455,824	257,764
*	New Asia Construction & Development Co., Ltd.	133,618	15,105
*	Ocean Plastics Co., Ltd.	342,200	102,917
*	Optimax Technology Corp.	674	44
	Opto Tech Corp.	714,886	236,951
	Oriental Union Chemical Corp.	1,095,788	462,470
*	Pacific Construction Co., Ltd.	1,054,000	88,967
	Pan Jit International, Inc.	463,318	187,674
	Pan-International Industrial Corp.	434,700	377,849
*	PC Home Online	49,000	29,417
	Phihong Technology Co., Ltd.	585,001	148,999
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	378,009
*	Potrans Electrical Corp.	228,000	30,140
	Prince Housing & Development Corp.	1,616,398	267,570
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	77,123
*	Promise Technology, Inc.	220,101	98,620
*	Protop Technology Co., Ltd.	192,000	2,565
*	Quintain Steel Co., Ltd.	613,000	81,478
	Radium Life Tech Corp.	805,769	291,618
	Ralec Electronic Corp.	91,717	47,659
*	Rectron, Ltd.	236	19
*	Rexon Industrial Corp., Ltd.	469,000	44,421
*	Ritek Corp.	4,755,000	596,872
	Ruentex Development Co., Ltd.	886,000	365,654
	Ruentex Industries, Ltd.	1,279,000	604,749

33

*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	215,286
	San Fang Chemical Industry Co., Ltd.	280,108	155,228
	Sanyang Industrial Co., Ltd.	1,402,046	283,123
	Sanyo Electric Co., Ltd.	503,000	297,166
	SDI Corp.	274,000	112,317
	Senao International Co., Ltd.	375,541	361,676
	Sheng Yu Steel Co., Ltd.	552,980	308,192
	Shihlin Electric & Engineering Corp.	895,000	650,776
*	Shihlin Paper Corp.	418,000	238,964
	Shin Shin Co., Ltd.	49,000	24,455
	Shinkong Co., Ltd.	542,131	144,600
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	299,643
	Shuttle, Inc.	290,152	69,328
	Sigurd Microelectronics Corp.	424,974	115,715
	Silitech Technology Corp.	221,303	482,342
	Sincere Navigation Corp.	786	516
	Sinkang Industries Co., Ltd.	259,805	56,022
	Sinkong Spinning Co., Ltd.	469,542	189,017
	Sinon Corp.	551,000	149,779
*	Sintek Photronics Corp.	950,045	153,615
	Sinyi Realty, Inc.	453,474	494,365
	Siward Crystal Technology Co., Ltd.	191,441	70,095
	Solomon Technology Corp.	351,091	85,569
	South East Soda Manufacturing Co., Ltd.	279,250	160,500
	Southeast Cement Co., Ltd.	899,700	218,178
	SPI Electronic Co., Ltd.	274,689	157,393
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	112,688
	Standard Foods Taiwan, Ltd.	531,000	286,361
	Stark Technology, Inc.	226,860	82,622
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	175,362
	Sunrex Technology Corp.	612,736	411,015
*	Syscom Computer Engineering Co.	140,000	29,504
	Sysware Systex Corp.	261,388	145,555
*	T JOIN Transportation Co., Ltd.	802,000	310,798
	Ta Chen Stainless Pipe Co., Ltd.	30,197	11,975
*	Ta Chong Bank, Ltd.	3,172,212	508,975
	Ta Ya Electric Wire & Cable Co., Ltd.	884,860	149,147
	Ta Yih Industrial Co., Ltd.	194,000	64,522
	Tah Hsin Industrial Corp.	447,000	187,718
	Ta-I Technology Co., Ltd.	232,640	114,212
	Taichung Commercial Bank	2,300,841	462,853
	Tainan Enterprises Co., Ltd.	250,829	132,597
	Tainan Spinning Co., Ltd.	2,480,000	475,283
*	Taisun Enterprise Co., Ltd.	542,000	86,593
	Taita Chemical Co., Ltd.	452,170	77,420
	Taiwan Acceptance Corp.	229,480	112,558
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	253,835
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,902
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	231,926
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	71,763
*	Taiwan Kolin Co., Ltd.	1,356,000	28,779

34

	Taiwan Life Insurance Co., Ltd.	1,073,878	620,059
	Taiwan Line Tek Electronic Co., Ltd.	74,524	26,998
	Taiwan Mask Corp.	528,720	156,843
	Taiwan Navigation Co., Ltd.	598,777	589,641
	Taiwan Paiho Co., Ltd.	438,253	153,809
*	Taiwan Pulp & Paper Corp.	618,000	119,811
	Taiwan Sakura Corp.	415,182	87,846
	Taiwan Secom Co., Ltd.	710,332	872,386
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	247,537
	Taiwan Styrene Monomer Corp.	987,303	221,170
*	Taiwan Tea Corp.	1,241,714	383,357
	Taiyen Biotech Co., Ltd.	438,000	150,061
*	Tecom, Ltd.	447,114	180,929
	Ten Ren Tea Co., Ltd.	123,980	95,272
	Test-Rite International Co., Ltd.	782,698	360,951
	The Ambassador Hotel	597,000	433,273
	The First Insurance Co., Ltd.	531,179	106,763
	Thinking Electronic Industrial Co., Ltd.	184,204	82,674
	Thye Ming Industrial Co., Ltd.	267,015	122,411
	Ton Yi Industrial Corp.	2,487,280	776,488
	Tsann Kuen Enterprise Co., Ltd.	324,642	98,844
	TTET Union Corp.	264,000	202,062
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	22,036
*	Twinhead International Corp.	500	34
	TYC Brother Industrial Co., Ltd.	492,146	171,353
*	Tycoons Group Enterprise Co., Ltd.	719,000	100,533
	Tyntek Corp.	436,250	142,028
	Tze Shin International Co., Ltd.	313,866	118,681
	Uniform Industrial Corp.	88,823	35,220
*	Union Bank of Taiwan	3,105,488	423,233
*	Union Insurance Co., Ltd.	79,732	17,846
	Unitech Electronics Co., Ltd.	313,505	97,173
	Unitech Printed Circuit Board Corp.	660,303	196,596
	United Integration Service Co., Ltd.	446,439	184,495
*	Universal Cement Corp.	944,191	479,758
	Universal Scientific Industrial Co., Ltd.	1,735,843	521,410
	Universal, Inc.	123,000	30,832
	UPC Technology Corp.	1,364,071	318,009
	USI Corp.	1,203,000	343,132
*	Ve Wong Corp.	311,000	97,377
*	Veutron Corp.	145,000	17,415
*	Visual Photonics Epitacy Co., Ltd.	182,813	88,313
	Walsin Technology Corp., Ltd.	1,100,544	316,821
	Wan Hwa Enterprise Co., Ltd.	467,729	148,856
	Waterland Financial Holdings	3,648,021	585,017
*	Wei Chih Steel Industrial Co., Ltd.	433,000	65,364
*	Wei Chuan Food Corp.	737,000	349,702
	Weltrend Semiconductor, Inc.	374,833	189,771
	Wintek Corp.	610,000	154,815
	Wistron NeWeb Corp.	298,288	271,712
	WPG Holdings Co., Ltd.	398,904	225,238
	Yageo Corp.	4,968,000	766,179

35

	Yeung Cyang Industrial Co., Ltd.	471,465	156,705
	Yieh Phui Enterprise Co., Ltd.	2,416,086	696,462
	Yosun Industrial Corp.	485,062	192,473
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	660,295
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	230,657
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	326,766
	Yung Tay Engineering Co., Ltd.	729,000	276,377
	Zig Sheng Industrial Co., Ltd.	809,759	93,338
	Zinwell Corp.	373,586	400,080
	Zippy Technology Corp.	217,948	69,962
	Zyxel Communication Corp.	974,430	638,527

TOTAL — TAIWAN			70,758,628

THAILAND — (2.2%)
COMMON STOCKS — (2.2%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	26,311
*	Adkinson Securities PCL (Foreign)	7,671,400	80,982
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	86,394
#	Amata Corp. PCL (Foreign)	1,818,700	191,988
*	Apex Development PCL (Foreign)	3,536	2,173
#	Asian Property Development PCL (Foreign)	246,400	20,809
	Asian Property Development PCL (Foreign) NVDR	1,911,600	161,436
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	152,446
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	283,071
#	Bangkok Expressway PCL (Foreign)	1,170,400	404,047
	Bangkok First Investment & Trust PCL (Foreign)	702,200	51,688
	Bangkok Insurance PCL (Foreign)	84,734	437,571
*	Bangkok Land PCL (Foreign)	170	1
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	143,445
*	Bangkok Rubber PCL (Foreign)	14,600	1,033
	Big C Supercenter PCL (Foreign)	7,000	6,091
	Bualuang Securities PCL (Foreign)	240,000	43,138
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	203,336
	Capital Nomura Securities PCL (Foreign)	46,000	22,311
*	Central Paper Industry PCL (Foreign)	20	1,198
	Central Plaza Hotel PCL (Foreign)	916,100	99,320
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	67,144
	Dynasty Ceramic PCL (Foreign)	882,400	221,544
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	163,151
	Erawan Group PCL (Foreign) (B014970)	3,710,340	211,717
	Erawan Group PCL (Foreign) (B014981)	335,930	19,169
	GMM Grammy PCL (Foreign)	928,000	264,765
	Golden Land Property PCL (Foreign)	485,616	34,083
#	Hana Microelectronics PCL (Foreign)	1,281,796	376,676
	Hermraj Land & Development PCL (Foreign)	1,860,000	36,616
	Home Product Center PCL (Foreign)	3,358,470	335,368
	ICC International PCL (Foreign)	204,600	251,007
	Indorama Polymers PCL (Foreign)	274,000	32,989
*	ITV PCL (Foreign)	2,785,600	83,449
*	Jasmine International PCL (Foreign)	12,713,300	145,088

36

	Kang Yong Electric PCL (Foreign)	7,200	5,957
	KGI Securities One PCL (Foreign)	3,429,546	72,407
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	24,009
#	Kiatnakin Finance PCL (Foreign)	702,000	268,382
	Krungthai Card PCL (Foreign)	576,700	139,856
	Laguna Resorts & Hotels PCL (Foreign)	80,500	55,581
	Lalin Property PCL (Foreign)	1,650,500	37,672
	Lanna Resources PCL (Foreign)	548,800	106,472
*	Loxley PCL (Foreign)	3,228,020	103,149
#	Major Cineplex Group PCL (Foreign)	1,494,300	255,800
	MBK Development PCL (Foreign)	330,900	450,798
	Minor Corp. PCL (Foreign)	350,180	78,428
	MK Real Estate Development PCL (Foreign)	1,960,260	72,706
*	Muang Thai Insurance PCL	19,588	20,678
	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	31,755
*	Nation Multimedia Group PCL (Foreign)	146,259	16,441
	Noble Development PCL (Foreign)	573,600	23,566
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	120,652
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	17,476
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,355
	Polyplex PCL (Foreign)	1,057,800	116,494
	Power Line Engineering PCL (Foreign)	327,500	14,763
	Pranda Jewelry PCL (Foreign)	118,000	20,200
	Property Perfect PCL (Foreign)	1,745,800	123,526
	Quality Houses PCL (Foreign)	11,876,300	304,955
#	Regional Container Lines PCL (Foreign)	1,112,300	163,433
	Robinson Department Store PCL (Foreign)	1,875,025	355,747
#	Rojana Industrial Park PCL (Foreign)	1,122,800	190,604
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	189,729
	Saha-Union PCL (Foreign)	636,600	230,665
	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	221,994
	Samart Corporation PCL (Foreign)	1,676,200	251,071
	Samart I-Mobile PCL (Foreign)	9,503,000	498,874
	Sammakorn PCL (Foreign)	75,000	3,210
	Sansiri PCL (Foreign)	2,621,166	123,393
	SC Asset Corp. PCL (Foreign)	580,100	80,105
	Seamico Securities PCL (Foreign)	529,922	18,899
	SE-Education PCL (Foreign)	253,600	39,795
	Serm Suk PCL (Foreign)	10,000	2,853
	Siam Future Development PCL (Foreign)	220,000	19,207
	Siam Industrial Credit PCL (Foreign)	178,162	6,964
	Siam Makro PCL (Foreign)	355,600	608,730
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	1,498
	Sri Trang Agro Industry PCL (Foreign)	370,998	100,556
	Srithai Superware PCL (Foreign)	439,300	62,668
	Supalai PCL (Foreign)	2,640,533	137,865
	SVOA PCL (Foreign)	1,007,100	13,217
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	176,099
	Thai Carbon Black PCL (Foreign)	87,900	35,862
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	402,915
	Thai Reinsurance PCL (Foreign)	1,484,700	226,623
*	Thai Rung Union Car PCL (Foreign)	759,600	37,926

37

	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	267,578
	Thai Union Frozen Products PCL (Foreign)	343,000	161,469
	Thai Vegetable Oil PCL (Foreign)	1,087,875	285,548
	Thai Wacoal PCL (Foreign)	78,000	67,874
#	Thanachart Capital PCL (Foreign)	2,034,100	412,043
#	Ticon Industrial Connection PCL (Foreign)	921,400	207,676
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	23,711
	Tipco Asphalt PCL (Foreign)	352,190	95,458
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	119,256
	Tisco Bank PCL (Foreign) NVDR	167,800	42,369
#	Tisco Finance PCL (Foreign)	488,100	123,243
*	TT&T PCL (Foreign)	449,400	4,488
*	Tuntex (Thailand) PCL (Foreign)	8,196	6,943
*	Tycoons Worldwide Group PCL (Foreign)	804,700	105,150
*	Union Mosaic Industry PCL (Foreign)	681,900	8,366
	United Palm Oil Industry PCL (Foreign)	21,000	22,917
	Univentures PCL (Foreign)	1,801,100	91,468
	Vanachai Group PCL (Foreign)	2,463,066	111,031
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	82,567
	Vinythai PCL (Foreign)	2,273,034	237,355
TOTAL COMMON STOCKS			13,825,645

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	12,087
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	217,333	186
TOTAL RIGHTS/WARRANTS			12,273

TOTAL — THAILAND			13,837,918

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	2
	Adana Cimento Sanayi Ticaret A.S.	532,136	124,652
	Afyon Cimento Sanayii Ticaret A.S.	201	80,816
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	541,984
*	Akenerji Elektrik Uretim A.S.	80,193	422,664
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	251,531
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	35,956
	Alarko Holding A.S.	54,289	58,798
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	—
	Alkim Alkali Kimya A.S.	27,197	67,769
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	142,739
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	227,656
*	Anadolu Cam Sanayii A.S.	574,121	418,816
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	63,702
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	101,057

38

*	Ayen Enerji A.S.	133,075	105,417
*	Aygaz A.S.	1	1
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	356,061
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	131,263
	Bati Anabolu Cimento A.S.	110,525	390,093
	Bati Soeke Cimento Sanayi A.S.	251,444	132,944
	Bolu Cimento Sanayii A.S.	214,723	155,730
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	130,508
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	135,229
*	Boyner Buyuk Magazacilik A.S.	189,233	72,923
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	89,195
	Bursa Cimento Fabrikasi A.S.	173,040	507,684
	Celebi Hava Servisi A.S.	36,194	120,508
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	427,491
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	295,425
*	Dogan Gazetecilik A.S.	17,289	15,732
	Dogus Otomotiv Servis ve Ticaret A.S.	839,870	1,177,454
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	2,612,880	2,048,255
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	15,801	70,678
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	22,964
*	Goldas Kuyumculuk Sanayi A.S.	49,862	25,318
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	87,349
*	GSD Holding A.S.	1	—
	Gunes Sigorta A.S.	143,245	117,379
	Hektas Ticaret T.A.S.	13,847	5,604
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	73,259
	Izmir Demir Celik Sanayii A.S.	114,538	115,920
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	232,372
	Karton Sanayi ve Ticaret A.S.	980	32,818
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	50,641
	Konya Cimento Sanayii A.S.	4,921	109,164
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	13,905	11,557
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	379,655
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	53,419
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	8
*	Mudurnu Tavukculuk A.S.	1,740	507
*	Nergis Holding A.S.	1,784	4,276
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	3,067
	Otobus Karoseri Sanayi A.S.	39,067	187,322
	Pinar Sut Mamulleri Sanayii A.S.	219,367	354,607
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,397
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	28,435

39

*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	112,500	72,297
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	33,805	26,793
*	Tekstil Bankasi A.S.	102,427	36,340
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	360,849
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	84,471
	Turcas Petrol A.S.	144,981	198,569
*	Turk Demir Dokum Fabrikalari A.S.	1	2
*	Turk Ekonomi Bankasi A.S.	220,000	131,564
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	327,800
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	245,559
*	Turkiye Sinai Kalkinma Bankasi A.S.	257,000	131,233
	Ulker Biskuvi Sanayi A.S.	125,020	168,342
*	Uzel Makina Sanayii A.S.	172,635	87,237
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	12,625
	Yapi Kredi Sigorta A.S.	102,412	489,877

TOTAL — TURKEY			13,171,333

			Value †
SECURITIES LENDING COLLATERAL — (16.3%)
§ @	DFA Short Term Investment Fund LP	100,787,757	100,787,757

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $5,778,377 FHLMC 7.000%, 10/01/38 & FNMA 4.056%(r), 09/01/44, valued at $4,431,941) to be repurchased at $4,345,131	$4,345	4,345,040

TOTAL SECURITIES LENDING COLLATERAL		105,132,797

TOTAL INVESTMENTS - (100.0%) (Cost $886,201,062)		$644,403,512

See accompanying Notes to Financial Statements.

40

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (84.9%)
Consumer Discretionary — (11.8%)
*	4Kids Entertainment, Inc.	842	$4,454
* #	99 Cents Only Stores	143,220	1,747,284
*	A.C. Moore Arts & Crafts, Inc.	30,471	84,709
#	Aaron Rents, Inc.	26,200	649,498
*	Acme Communications, Inc.	18,512	9,256
	Aldila, Inc.	7,385	31,755
*	Alloy, Inc.	17,245	86,570
#	American Axle & Manufacturing Holdings, Inc.	14,804	53,146
#	American Greetings Corp. Class A	73,700	860,816
* #	America’s Car-Mart, Inc.	25,396	414,717
	Arctic Cat, Inc.	20,244	153,450
#	ArvinMeritor, Inc.	129,930	769,186
	Asbury Automotive Group, Inc.	50,300	163,475
*	Ascent Media Corp. (043632108)	48	1,214
* # ●	Ascent Media Corp. (043632207)	393	46,649
*	Ashworth, Inc.	12,200	22,326
*	Audiovox Corp. Class A	23,689	139,528
* #	AutoNation, Inc.	311,900	2,142,753
* #	Avatar Holdings, Inc.	1,900	64,505
* #	Bakers Footwear Group, Inc.	4,000	4,920
*	Ballantyne of Omaha, Inc.	7,332	13,198
#	Barnes & Noble, Inc.	58,445	1,103,442
	Bassett Furniture Industries, Inc.	8,939	39,421
	Beasley Broadcast Group, Inc.	11,000	16,390
	Beazer Homes USA, Inc.	46,461	147,281
	Belo Corp. Class A	142,548	303,627
*	Benihana, Inc. Class A	300	894
* #	Big Lots, Inc.	22,600	552,118
#	Blockbuster, Inc. Class A	218,800	332,576
* #	Blockbuster, Inc. Class B	44,552	38,760
*	Bluegreen Corp.	21,700	105,245
	Bob Evans Farms, Inc.	56,700	1,183,896
#	Bon-Ton Stores, Inc.	14,849	33,262
	Books-A-Million, Inc.	21,400	67,410
#	Borders Group, Inc.	2,900	9,831
#	Brookfield Homes Corp.	39,865	365,163
#	Brown Shoe Company, Inc.	74,175	781,804
	Brunswick Corp.	112,200	389,334
#	Building Materials Holding Corp.	8,100	1,944
* #	Cabela’s, Inc.	120,700	959,565
*	Cache, Inc.	9,000	32,310
* #	California Coastal Communities, Inc.	10,209	12,965
#	Callaway Golf Co.	6,859	71,745
	Canterbury Park Holding Corp.	2,833	19,548

1

	Carmike Cinemas, Inc.	8,200	17,630
#	Carnival Corp.	89	2,261
*	Carriage Services, Inc.	19,056	45,353
* #	Casual Male Retail Group, Inc.	17,267	32,807
*	Cavalier Homes, Inc.	23,813	37,863
*	Cavco Industries, Inc.	9,895	336,727
	CBS Corp. Class B	493,166	4,788,642
* #	Charming Shoppes, Inc.	57,800	63,580
* #	Chico’s FAS, Inc.	7,700	26,180
*	Chromcraft Revington, Inc.	100	45
	Churchill Downs, Inc.	81	3,076
	Cinemark Holdings, Inc.	67,196	557,055
	Coachmen Industries, Inc.	6,900	7,452
	Coast Distribution System, Inc.	400	880
	Cobra Electronics Corp.	1,200	1,932
	Collectors Universe, Inc.	15,716	58,309
#	Columbia Sportswear Co.	19,513	719,444
	Comcast Corp. Class A	3,570,978	56,278,613
	Comcast Corp. Special Class A Non-Voting	1,432,185	22,084,293
*	Concord Camera Corp.	9,362	18,537
* #	Conn’s, Inc.	38,000	514,900
#	Cooper Tire & Rubber Co.	97,000	740,110
* #	Cox Radio, Inc.	61,500	335,175
	Craftmade International, Inc.	3,099	5,919
	CSS Industries, Inc.	18,850	418,470
*	Culp, Inc.	21,913	62,890
* #	Cumulus Media, Inc. Class A	9,982	10,481
*	Cybex International, Inc.	30,133	59,663
*	Cycle Country Accessories Corp.	2,876	2,013
*	DEI Holdings, Inc.	1,368	315
*	dELiA*s, Inc.	17,143	41,486
*	Delta Apparel, Inc.	879	5,362
*	Design Within Reach, Inc.	24,371	48,986
*	Diedrich Coffee, Inc.	9,452	9,925
#	Dillards, Inc. Class A	120,300	641,199
#	DineEquity, Inc.	55,683	1,003,964
*	Discovery Communications, Inc. (25470F104)	40,480	552,147
* #	Discovery Communications, Inc. (25470F203)	3,937	53,543
*	Discovery Communications, Inc. (25470F302)	44,417	591,634
*	Dixie Group, Inc.	11,800	48,380
*	Dorman Products, Inc.	12,347	138,904
	Dover Motorsports, Inc.	15,900	34,026
* #	DSW, Inc.	2,000	25,860
*	Duckwall-ALCO Stores, Inc.	700	9,023
	Educational Development Corp.	2,100	8,778
*	Emerson Radio Corp.	16,040	9,303
*	Entravision Communications Corp.	38,700	73,143
#	Escalade, Inc.	600	816
*	Expedia, Inc.	109,511	1,041,450
*	Famous Dave’s of America, Inc.	200	838
	Finish Line, Inc. Class A	110,609	1,058,528
	Fisher Communications, Inc.	8,231	303,724
*	Flanigan’s Enterprises, Inc.	865	3,892
	Flexsteel Industries, Inc.	1,719	13,975
	Foot Locker, Inc.	211,064	3,085,756

2

* #	Ford Motor Co.	3,834,761	8,398,127
	Fortune Brands, Inc.	78,326	2,987,354
* #	Franklin Covey Co.	10,916	55,672
*	Franklin Electronic Publishers, Inc.	15,050	19,189
#	Fred’s, Inc.	60,080	735,980
	Frisch’s Restaurants, Inc.	600	10,260
*	Fuel Systems Solutions, Inc.	1,973	56,132
#	Furniture Brands International, Inc.	71,463	406,624
*	GameTech International, Inc.	16,810	39,672
* #	Gander Mountain Co.	43,992	89,304
#	Gannett Co., Inc.	53,822	592,042
* #	Gaylord Entertainment Co.	28,382	607,659
* #	G-III Apparel Group, Ltd.	24,200	334,202
*	Goodyear Tire & Rubber Co.	152,323	1,358,721
#	Gray Television, Inc.	21,091	10,545
*	Great Wolf Resorts, Inc.	1,800	3,402
#	Group 1 Automotive, Inc.	41,700	419,085
* #	Harris Interactive, Inc.	43,601	50,577
*	Hartmarx Corp.	1,893	1,117
*	Hastings Entertainment, Inc.	1,572	7,121
	Haverty Furniture Co., Inc.	36,299	357,182
*	Hawk Corp.	600	8,670
*	Hayes Lemmerz International, Inc.	8,881	11,812
	Hearst-Argyle Television, Inc.	90,553	1,356,484
*	Heelys, Inc.	22,220	77,992
* #	Helen of Troy, Ltd.	64,389	1,158,358
*	Hollywood Media Corp.	30,308	58,191
*	Hot Topic, Inc.	12,657	82,017
* #	Hovnanian Enterprises, Inc. Class A	97,900	419,991
*	HSN, Inc.	68,956	424,079
* #	Iconix Brand Group, Inc.	9,157	99,720
*	ILX Resorts, Inc.	900	1,116
*	Interstate Hotels & Resorts, Inc.	52,424	51,376
*	Interval Leisure Group, Inc.	68,956	500,621
	J. Alexander’s Corp.	9,296	45,086
	J.C. Penney Co., Inc.	232,990	5,573,121
* #	JAKKS Pacific, Inc.	18,275	408,812
* #	Jarden Corp.	105,350	1,875,230
* #	Jo-Ann Stores, Inc.	47,950	918,722
	Johnson Outdoors, Inc.	12,128	101,390
	Jones Apparel Group, Inc.	42,015	466,787
	Journal Communications, Inc. Class A	17,629	44,072
#	KB HOME	116,206	1,939,478
	Kenneth Cole Productions, Inc. Class A	7,474	99,255
	Kimball International, Inc. Class B	28,687	213,718
#	K-Swiss, Inc. Class A	23,908	361,728
	LaCrosse Footwear, Inc.	495	7,078
*	Lakeland Industries, Inc.	11,757	116,747
* #	Lakes Entertainment, Inc.	8,221	35,350
#	Landry’s Restaurants, Inc.	25,100	315,005
*	Lazare Kaplan International, Inc.	13,180	94,896
#	La-Z-Boy, Inc.	48,700	281,486
*	LeapFrog Enterprises, Inc.	100	675
*	Lear Corp.	47,300	95,073
#	Lee Enterprises, Inc.	27,711	69,277

3

#	Leggett & Platt, Inc.	236,744	4,109,876
*	Liberty Media Corp. - Entertainment Class A	668,364	10,760,660
*	Liberty Media Corp. - Entertainment Class B	16,688	254,492
*	Liberty Media Holding Corp. Capital Class A	217,289	1,479,738
*	Liberty Media Holding Corp. Capital Class B	6,066	45,252
*	Liberty Media Holding Corp. Interactive Class A	883,163	4,309,835
* #	Liberty Media Holding Corp. Interactive Class B	35,506	172,559
#	Lifetime Brands, Inc.	11,058	54,184
*	LIN TV Corp.	28,200	48,222
	Lithia Motors, Inc. Class A	249	1,021
* #	Live Nation, Inc.	130,962	1,473,322
*	Lodgian, Inc.	21,628	110,303
*	Luby’s, Inc.	48,862	236,492
#	M/I Homes, Inc.	30,930	420,957
*	Mace Security International, Inc.	8,131	7,074
	Macy’s, Inc.	372,300	4,575,567
* #	MarineMax, Inc.	1,200	2,784
*	McCormick & Schmick’s Seafood Restaurants, Inc.	14,412	70,475
	MDC Holdings, Inc.	58,234	1,958,409
*	Meade Instruments Corp.	4,151	706
* #	Meritage Homes Corp.	61,660	846,592
	Modine Manufacturing Co.	42,200	312,280
* #	Mohawk Industries, Inc.	98,740	4,777,041
	Monro Muffler Brake, Inc.	1,919	41,316
*	Morton’s Restaurant Group, Inc.	17,295	59,841
*	Mothers Work, Inc.	11,618	102,006
#	Movado Group, Inc.	31,700	482,157
*	MTR Gaming Group, Inc.	35,575	95,341
* #	Multimedia Games, Inc.	34,788	105,060
#	Nautilus Group, Inc.	51,000	124,440
*	Navarre Corp.	79	73
	New Frontier Media, Inc.	22,735	43,651
* #	New Motion, Inc.	7,832	13,941
*	New York & Co., Inc.	33,100	93,342
#	News Corp. Class A	1,550	16,492
* #	Office Depot, Inc.	233,937	842,173
#	OfficeMax, Inc.	51,600	415,380
#	Orleans Homebuilders, Inc.	21,971	67,451
	O’Charleys, Inc.	28,308	212,310
* #	Outdoor Channel Holdings, Inc.	49,315	394,520
	Oxford Industries, Inc.	35,285	475,289
* #	Palm Harbor Homes, Inc.	1,200	10,320
*	PC Mall, Inc.	6,308	28,260
#	Penske Automotive Group, Inc.	161,280	1,320,883
*	Perry Ellis International, Inc.	31,523	308,610
*	Phoenix Footwear Group, Inc.	8,300	3,361
* #	Pinnacle Entertainment, Inc.	9,100	50,960
* #	Playboy Enterprises, Inc. Class B	45,100	111,397
*	Pomeroy IT Solutions, Inc.	10,282	26,733
*	Proliance International, Inc.	4,966	2,980
*	QEP Co., Inc.	5,300	18,921
* #	Quiksilver, Inc.	137,900	357,161
*	Rainmaker Systems, Inc.	15,054	18,817
* #	RC2 Corp.	6,900	87,630
*	Red Lion Hotels Corp.	28,076	77,771

4

*	Regent Communications, Inc.	7,837	2,273
#	Regis Corp.	73,400	907,958
* #	Rent-A-Center, Inc.	40,770	595,242
*	Retail Ventures, Inc.	65,700	135,342
*	Rex Stores Corp.	4,050	35,964
* #	Rocky Brands, Inc.	6,664	27,656
#	Royal Caribbean Cruises, Ltd.	322,500	4,373,100
	Ruby Tuesday, Inc.	8,900	21,449
#	Russ Berrie & Co., Inc.	15,100	40,770
#	Ryland Group, Inc.	16,800	315,672
*	Saga Communications, Inc. Class A	26,080	139,528
	Salem Communications Corp.	16,481	17,305
#	Sauer-Danfoss, Inc.	6,000	61,500
	Scholastic Corp.	38,300	711,231
* #	Sears Holdings Corp.	110,430	6,376,228
	Service Corp. International	207,451	1,431,412
	Shiloh Industries, Inc.	25,710	128,807
*	Shoe Carnival, Inc.	26,682	373,815
	Sinclair Broadcast Group, Inc. Class A	103,923	335,671
*	Skechers U.S.A., Inc. Class A	23,700	321,846
	Skyline Corp.	5,323	115,083
#	Snap-On, Inc.	18,575	686,346
#	Sonic Automotive, Inc.	48,400	248,292
* #	Source Interlink Companies, Inc.	4,817	1,782
*	Spanish Broadcasting System, Inc.	17,195	3,955
#	Speedway Motorsports, Inc.	74,817	1,193,331
*	Sport Chalet, Inc. Class A	15,382	24,150
*	Sport Chalet, Inc. Class B	500	950
#	Sport Supply Group, Inc.	3,633	29,173
#	Stage Stores, Inc.	60,550	466,840
	Standard Motor Products, Inc.	23,500	98,935
#	Standard Pacific Corp.	133,900	381,615
	Stanley Furniture, Inc.	11,599	114,134
*	Steinway Musical Instruments, Inc.	8,617	191,814
#	Stewart Enterprises, Inc.	25,202	130,294
* #	Stoneridge, Inc.	23,350	132,861
	Strattec Security Corp.	5,656	121,378
#	Superior Industries International, Inc.	38,900	556,270
	Superior Uniform Group, Inc.	9,178	91,688
* #	Syms Corp.	6,000	63,000
#	Systemax, Inc.	29,000	410,640
#	Tandy Brand Accessories, Inc.	10,432	25,141
*	Tandy Leather Factory, Inc.	200	460
*	Tarragon Corp.	236	31
	The Marcus Corp.	17,610	247,068
	The Men’s Wearhouse, Inc.	1,500	22,935
#	The Pep Boys - Manny, Moe & Jack	81,600	393,312
* #	The Steak n Shake Co.	600	3,090
*	Ticketmaster	44,432	430,102
	Time Warner, Inc.	5,159,956	52,063,956
*	Toll Brothers, Inc.	257,599	5,955,689
*	Trans World Entertainment Corp.	35,365	84,876
*	TRW Automotive Holdings Corp.	168,375	1,064,130
*	Tuesday Morning Corp.	32,332	72,424
	Tyco Electronics, Ltd.	600,698	11,677,569

5

* #	Unifi, Inc.	172,580	828,384
#	Unifirst Corp.	18,900	616,707
* #	Valassis Communications, Inc.	48,600	215,784
*	ValueVision Media, Inc. Class A	47,100	32,499
	Virco Manufacturing Corp.	12,501	34,253
* #	Warnaco Group, Inc.	24,108	718,659
	Washington Post Co.	14,654	6,254,327
* #	West Marine, Inc.	3,600	22,788
	Whirlpool Corp.	86,201	4,021,277
*	WPT Enterprises, Inc.	3,937	1,496
	Wyndham Worldwide Corp.	244,516	2,002,586
	Xerium Technologies, Inc.	43,860	170,615
* #	Zale Corp.	75,640	1,290,418
Total Consumer Discretionary			295,622,881

Consumer Staples — (5.0%)
	American Italian Pasta Co.	651	8,300
	Archer-Daniels-Midland Co.	457,265	9,479,103
*	Bridgford Foods Corp.	100	400
* #	Cagle’s, Inc. Class A	600	1,980
#	Cal-Maine Foods, Inc.	27,317	802,847
* #	Caribou Coffee Co.	3,840	6,835
*	Central Garden & Pet Co.	48,200	162,916
*	Central Garden & Pet Co. Class A	110,693	352,004
#	Chiquita Brands International, Inc.	48,500	662,025
	Coca-Cola Bottling Co.	6,321	279,262
	Coca-Cola Enterprises, Inc.	722,040	7,256,502
* #	Collective Brands, Inc.	45,200	578,108
*	Constellation Brands, Inc. Class A	133,054	1,668,497
* #	Constellation Brands, Inc. Class B	12,715	159,446
	Corn Products International, Inc.	93,300	2,269,056
* #	Craft Brewers Alliance, Inc.	11,301	31,530
#	CVS Caremark Corp.	726,214	22,258,459
	Del Monte Foods Co.	359,370	2,267,625
#	Farmer Brothers Co.	34,214	821,136
	Griffin Land & Nurseries, Inc. Class A	1,500	46,005
* #	Hain Celestial Group, Inc.	32,559	756,671
#	Imperial Sugar Co.	8,419	99,681
	Ingles Market, Inc. Class A	2,038	38,029
#	J.M. Smucker Co.	92,382	4,116,542
	Kraft Foods, Inc.	1,178,778	34,349,591
#	MGP Ingredients, Inc.	40,300	61,256
	Molson Coors Brewing Co.	246,248	9,199,825
#	Molson Coors Brewing Co. Class A	1,908	70,596
*	Monterey Pasta Co.	15,479	24,457
#	Nash-Finch Co.	20,900	824,087
	Oil-Dri Corp. of America	3,066	50,742
*	Omega Protein Corp.	35,725	263,650
*	Orchids Paper Products Co.	700	4,865
* #	Parlux Fragrances, Inc.	48,809	157,653
	PepsiAmericas, Inc.	52,095	986,158
#	Pilgrim’s Pride Corp.	98,100	107,910
* #	Prestige Brands Holdings, Inc.	101,900	704,129
#	Reynolds American, Inc.	137,000	6,707,520
#	Sanderson Farms, Inc.	9,200	287,224

6

* #	Sanfilippo (John B.) & Son, Inc.	9,100	65,611
#	Seaboard Corp.	2,041	2,734,940
*	Seneca Foods Corp. Class B	300	5,356
* #	Smart Balance, Inc.	600	4,296
* #	Smithfield Foods, Inc.	226,973	2,387,756
* #	Spectrum Brands, Inc.	67,400	49,202
	SUPERVALU, Inc.	339,545	4,835,121
	Tasty Baking Co.	2,699	11,822
* #	TreeHouse Foods, Inc.	53,970	1,633,132
#	Tyson Foods, Inc. Class A	405,030	3,539,962
	Weis Markets, Inc.	32,063	1,040,124
*	Winn-Dixie Stores, Inc.	92,300	1,386,346
*	Zapata Corp.	3,064	19,150
Total Consumer Staples			125,635,440

Energy — (13.5%)
	Adams Resources & Energy, Inc.	6,958	129,419
*	Allis-Chalmers Energy, Inc.	73,600	497,536
	Anadarko Petroleum Corp.	845,068	29,830,900
	Apache Corp.	403,946	33,256,874
*	Aventine Renewable Energy Holdings, Inc.	400	780
	Barnwell Industries, Inc.	5,190	33,216
* #	Basic Energy Services, Inc.	79,746	1,090,925
*	Bill Barret Corp.	1,140	23,256
*	Brigham Exploration Co.	97,094	761,217
* #	Bristow Group, Inc.	38,200	946,214
*	Bronco Drilling Co., Inc.	40,781	314,829
#	Cabot Oil & Gas Corp.	3,300	92,631
*	Callon Petroleum Co.	21,700	223,944
	Chesapeake Energy Corp.	618,000	13,577,460
	Cimarex Energy Co.	127,200	5,146,512
*	Clayton Williams Energy, Inc.	18,190	880,942
*	Complete Production Services, Inc.	95,200	1,179,528
* #	Comstock Resources, Inc.	27,444	1,356,282
	ConocoPhillips	1,671,850	86,969,637
* #	Delta Petroleum Corp.	8,728	82,043
	Devon Energy Corp.	498,108	40,277,013
* #	Edge Petroleum Corp.	14,709	8,678
*	Encore Acquisition Co.	65,400	2,037,210
* #	Endeavour International Corp.	56,417	42,313
*	Energy Partners, Ltd.	8,200	35,424
#	ENSCO International, Inc.	48,547	1,845,271
	EOG Resources, Inc.	20,900	1,691,228
* #	EXCO Resources, Inc.	162,510	1,493,467
* #	Exterran Holdings, Inc.	26,789	600,341
* #	Forest Oil Corp.	112,481	3,285,570
*	Geokinetics, Inc.	12,504	71,273
* #	Geomet, Inc.	65,104	192,057
* #	Grey Wolf, Inc.	245,898	1,578,665
*	Gulfmark Offshore, Inc.	17,147	634,439
* #	Harvest Natural Resources, Inc.	28,700	243,663
* #	Helix Energy Solutions Group, Inc.	3,100	32,736
	Helmerich & Payne, Inc.	64,234	2,203,869
*	Hercules Offshore, Inc.	92,800	676,512
#	Hess Corp.	198,137	11,929,829

7

*	HKN, Inc.	19,023	99,300
*	Hornbeck Offshore Services, Inc.	9,800	233,240
	Marathon Oil Corp.	845,923	24,616,359
* #	Mariner Energy, Inc.	150,441	2,164,846
#	Massey Energy Co.	33,400	771,206
*	Meridian Resource Corp.	154,985	184,432
*	Natural Gas Services Group	15,260	202,195
*	Newfield Exploration Co.	221,665	5,093,862
* #	Newpark Resources, Inc.	130,700	751,525
	Noble Energy, Inc.	177,500	9,198,050
*	Oil States International, Inc.	39,000	902,070
* #	OMNI Energy Services Corp.	17,800	40,050
	Overseas Shipholding Group, Inc.	52,000	1,954,160
* #	Parker Drilling Co.	87,100	445,952
	Patterson-UTI Energy, Inc.	111,625	1,481,264
*	Petrohawk Energy Corp.	182,762	3,463,340
*	Petroleum Development Corp.	16,500	341,715
*	PHI, Inc. Non-Voting	24,417	512,269
* #	PHI, Inc. Voting	200	4,660
* #	Pioneer Drilling Co.	83,080	643,039
	Pioneer Natural Resources Co.	164,693	4,583,406
* #	Plains Exploration & Production Co.	162,830	4,591,806
*	Pride International, Inc.	30,126	566,068
* #	Quest Resource Corp.	14,737	6,263
#	Rowan Companies, Inc.	44,876	814,051
* #	SEACOR Holdings, Inc.	38,153	2,562,737
* #	Stone Energy Corp.	51,287	1,556,048
*	Swift Energy Corp.	48,099	1,543,016
#	Tesoro Petroleum Corp.	54,600	527,982
* #	Toreador Resources Corp.	13,050	96,570
* #	Trico Marine Services, Inc.	41,694	375,246
*	Union Drilling, Inc.	34,327	188,112
*	Unit Corp.	57,000	2,139,780
#	USEC, Inc.	56,800	234,584
	Valero Energy Corp.	738,360	15,195,449
* #	VeraSun Energy Corp.	158,300	80,733
#	W&T Offshore, Inc.	65,800	1,261,386
*	Whiting Petroleum Corp.	70,255	3,652,557
#	World Fuel Services Corp.	14,011	300,256
Total Energy			338,653,287

Financials — (28.3%)
	1st Source Corp.	51,101	1,096,627
	21st Century Holding Co.	21,667	117,435
	Abigail Adams National Bancorp, Inc.	900	3,600
	Abington Bancorp, Inc.	49,812	515,554
	Access National Corp.	600	3,507
	Advanta Corp. Class A	28,983	68,690
#	Advanta Corp. Class B	63,916	288,900
	Affirmative Insurance Holdings, Inc.	7,456	8,873
* #	Allegheny Corp.	15,148	4,271,736
	Alliance Bancorp, Inc. of Pennsylvania	700	5,600
	Allstate Corp.	739,900	19,525,961
* #	AmComp, Inc.	8,043	97,642
#	Amcore Financial, Inc.	36,434	169,418

8

	American Bancorp of New Jersey, Inc.	22,486	202,374
#	American Capital, Ltd.	319,685	4,491,574
	American Equity Investment Life Holding Co.	88,700	400,924
	American Financial Group, Inc.	206,800	4,700,564
*	American Independence Corp.	866	2,988
	American National Insurance Co.	48,061	3,281,605
	American Physicians Capital, Inc.	4,950	202,504
#	American West Bancorporation	30,946	37,445
* #	AmeriCredit Corp.	151,900	890,134
	Ameriprise Financial, Inc.	136,412	2,946,499
	Ameris Bancorp	36,345	401,249
*	Amerisafe, Inc.	39,216	676,084
* #	AmeriServe Financial, Inc.	33,134	81,510
#	Anchor Bancorp Wisconsin, Inc.	31,539	179,772
* #	Appalachian Bancshares, Inc.	1,797	8,931
#	Asset Acceptance Capital Corp.	12,421	100,734
	Associated Banc-Corp.	21,861	482,254
	Atlantic Coast Federal Corp.	3,455	22,492
#	Atlantic Southern Financial Group, Inc.	1,000	11,000
* #	B of I Holding, Inc.	12,754	58,668
	Baldwin & Lyons, Inc. Class A	300	4,800
	Baldwin & Lyons, Inc. Class B	8,413	153,032
	Bancorp Rhode Island, Inc.	1,300	31,486
#	BancorpSouth, Inc.	35,800	868,866
#	BancTrust Financial Group, Inc.	14,204	176,982
	Bank Mutual Corp.	94,800	1,093,044
	Bank of America Corp.	2,475,676	59,837,089
* #	Bank of Florida Corp.	21,114	128,795
	Bank of Granite Corp.	32,753	126,099
#	BankAtlantic Bancorp, Inc.	2,860	17,646
#	BankFinancial Corp.	46,664	568,834
#	BankUnited Financial Corp. Class A	225	105
	Banner Corp.	666	8,505
	Bar Harbor Bankshares	2,200	59,290
#	BB&T Corp.	165,800	5,943,930
* #	Beach First National Bancshares, Inc.	7,596	39,195
	Benjamin Franklin Bancorp, Inc.	5,074	65,911
	Berkshire Hills Bancorp, Inc.	25,284	658,143
#	Beverly Hills Bancorp, Inc.	26,339	19,227
#	BlackRock, Inc.	10,920	1,434,233
*	BNCCORP, Inc.	494	3,087
	Brookline Bancorp, Inc.	77,125	902,362
#	Cadence Financial Corp.	27,281	204,607
	Camden National Corp.	637	18,632
#	Capital City Bank Group, Inc.	14,054	393,512
#	Capital Corp. of the West	9,068	20,856
#	Capital One Financial Corp.	617,854	24,170,448
	Capital Southwest Corp.	8,539	870,978
#	CapitalSouth Bancorp	100	188
#	Capitol Bancorp, Ltd.	35,999	368,630
	Cardinal Financial Corp.	63,270	394,805
	Carver Bancorp, Inc.	600	4,044
	Cascade Financial Corp.	9,977	69,340
#	Cathay General Bancorp	68,257	1,670,931
	Center Bancorp, Inc.	837	8,537

9

	Center Financial Corp.	40,876	421,023
#	Centerstate Banks of Florida, Inc.	400	7,000
*	Central Jersey Bancorp	7,049	48,215
	Central Pacific Financial Corp.	14,800	230,880
	Centrue Financial Corp.	1,000	10,880
	Century Bancorp, Inc. Class A	1,206	19,899
	CFS Bancorp, Inc.	14,248	115,409
#	Chemical Financial Corp.	34,775	913,539
*	Chicopee Bancorp, Inc.	1,000	12,300
	Chubb Corp.	390,477	20,234,518
	Cincinnati Financial Corp.	230,743	5,997,011
	Citigroup, Inc.	260,500	3,555,825
	Citizens Community Bancorp, Inc.	10,355	61,198
	Citizens Holding Co.	300	5,748
#	Citizens Republic Bancorp, Inc.	6,639	19,585
	Citizens South Banking Corp.	1,842	12,433
#	City National Corp.	73,100	3,913,043
	CNA Financial Corp.	381,500	5,936,140
* #	CNA Surety Corp.	59,978	830,695
	Codorus Valley Bancorp, Inc.	315	3,196
#	Colony Bankcorp, Inc.	300	2,625
#	Columbia Banking System, Inc.	39,247	624,812
	Comerica, Inc.	181,422	5,005,433
	Commonwealth Bankshares, Inc.	1,300	12,935
* #	Community Bancorp	2,900	9,338
#	Community Bank System, Inc.	31,500	785,925
#	Community Trust Bancorp, Inc.	26,863	896,687
#	Community West Bancshares	400	1,500
* #	CompuCredit Corp.	51,918	133,948
*	Conseco, Inc.	246,095	457,737
*	Consumer Portfolio Services, Inc.	19,578	21,144
* #	Core-Mark Holding Co., Inc.	22,071	436,344
#	Corus Bankshares, Inc.	10,197	22,433
*	Cowen Group, Inc.	2,400	16,968
	Crawford & Co. Class A	1,200	9,252
*	Crescent Financial Corp.	18,540	99,189
*	Dearborn Bancorp, Inc.	7,013	21,249
	Delphi Financial Group, Inc. Class A	72,650	1,144,237
	Discover Financial Services	719,953	8,819,424
	Donegal Group, Inc. Class A	40,892	669,811
	Donegal Group, Inc. Class B	300	4,905
* #	E*TRADE Financial Corp.	123,406	224,599
#	East West Bancorp, Inc.	29,363	509,448
	Eastern Insurance Holdings, Inc.	22,090	207,425
	Eastern Virginia Bankshares, Inc.	300	3,147
#	EMC Insurance Group, Inc.	24,800	606,608
*	Encore Bancshares, Inc.	2,700	45,063
* #	Encore Capital Group, Inc.	37,672	352,610
	Enterprise Bancorp, Inc.	600	7,728
#	Enterprise Financial Services Corp.	17,061	316,482
	ESB Financial Corp.	1,000	10,400
#	ESSA Bancorp, Inc.	21,670	300,346
	Evans Bancorp, Inc.	400	6,720
#	F.N.B. Corp.	28,392	371,935
#	Farmers Capital Bank Corp.	1,900	37,582

10

	FBL Financial Group, Inc. Class A	49,686	867,518
#	Federal Agriculture Mortgage Corp. Class A	277	831
#	Federal Agriculture Mortgage Corp. Class C	13,100	75,980
	Fidelity Bancorp, Inc.	400	4,160
	Fidelity National Financial, Inc.	315,427	2,841,997
#	Fidelity Southern Corp.	6,266	21,618
#	Fifth Third Bancorp	1,011,926	10,979,397
#	Financial Federal Corp.	26,141	605,164
#	Financial Institutions, Inc.	5,250	85,102
* #	First Acceptance Corp.	24,600	75,030
	First American Corp.	155,240	3,168,448
#	First Bancorp	12,931	226,292
#	First Bancorp, Inc.	870	15,660
	First Bancshares, Inc. (318687100)	400	6,220
	First Bancshares, Inc. (318916103)	300	4,360
#	First Busey Corp.	62,149	1,158,457
#	First Business Financial Services, Inc.	300	5,094
	First Citizens BancShares, Inc.	18,938	2,895,999
#	First Commonwealth Financial Corp.	104,690	1,157,871
#	First Community Bancshares, Inc.	2,977	93,180
	First Defiance Financial Corp.	10,977	110,319
#	First Federal Bancshares of Arkansas, Inc.	1,300	11,336
	First Federal of Northern Michigan Bancorp, Inc.	1,100	3,025
#	First Financial Bancorp	56,678	762,319
#	First Financial Corp.	27,466	1,161,262
#	First Financial Holdings, Inc.	2,652	57,548
	First Financial Service Corp.	900	16,335
	First M&F Corp.	300	2,853
#	First Merchants Corp.	31,341	689,815
*	First Mercury Financial Corp.	27,414	295,797
#	First Niagara Financial Group, Inc.	191,382	3,018,094
	First PacTrust Bancorp, Inc.	900	9,180
	First Place Financial Corp.	24,803	170,397
* #	First Regional Bancorp	16,621	91,415
	First Security Group, Inc.	10,832	81,132
	First United Corp.	600	10,452
	Firstbank Corp.	210	1,928
* #	FirstCity Financial Corp.	705	2,291
#	Flagstar Bancorp, Inc.	33,000	62,700
#	Flushing Financial Corp.	37,796	587,728
	FNB United Corp.	21,631	139,087
* #	FPIC Insurance Group, Inc.	10,600	474,456
#	Fulton Financial Corp.	165,453	1,737,256
#	Gateway Financial Holdings, Inc.	23,241	126,431
	Genworth Financial, Inc.	705,238	3,413,352
	German American Bancorp, Inc.	16,936	193,070
*	Golfsmith International Holdings, Inc.	531	504
#	Great Southern Bancorp, Inc.	500	5,325
#	Greene Bancshares, Inc.	3,500	69,125
	GS Financial Corp.	400	6,196
* #	Guaranty Bancorp	113,605	483,957
	Guaranty Federal Bancshares, Inc.	1,684	14,415
* #	Guaranty Financial Group, Inc.	3,334	6,768
*	Hallmark Financial Services, Inc.	20,100	130,650
#	Hancock Holding Co.	1,500	66,240

11

#	Hanmi Financial Corp.	6,300	25,200
	Hanover Insurance Group, Inc.	96,080	3,771,140
	Harleysville Group, Inc.	36,500	1,152,670
#	Harleysville National Corp.	66,217	918,430
	Harrington West Financial Group, Inc.	400	1,520
* #	Harris & Harris Group, Inc.	57,901	289,505
	Hartford Financial Services Group, Inc.	358,609	3,700,845
	HCC Insurance Holdings, Inc.	166,823	3,680,115
#	Heartland Financial USA, Inc.	13,489	320,364
	Heritage Commerce Corp.	37,423	484,254
	Heritage Financial Corp.	11,918	145,519
	HF Financial Corp.	400	5,492
*	Hilltop Holdings, Inc.	9,727	91,434
	Hingham Institution for Savings	500	14,450
	HMN Financial, Inc.	4,096	36,864
	Home Bancshares, Inc.	29,170	759,587
	Home Federal Bancorp, Inc.	20,386	236,274
	HopFed Bancorp, Inc.	1,719	18,600
	Horace Mann Educators Corp.	68,828	547,871
	Horizon Bancorp	300	5,190
#	Horizon Financial Corp.	17,341	104,219
	Hudson City Bancorp, Inc.	672,553	12,650,722
#	Huntington Bancshares, Inc.	94,200	890,190
	IBERIABANK Corp.	21,918	1,116,503
	Imperial Capital Bancorp, Inc.	359	1,852
#	Independence Holding Co.	25,070	163,707
#	Independent Bank Corp. (MA)	21,300	612,801
#	Independent Bank Corp. (MI)	42,610	156,379
	Infinity Property & Casualty Corp.	32,000	1,274,240
#	Integra Bank Corp.	37,375	225,371
	Intervest Bancshares Corp.	1,136	6,793
	Investors Title Co.	1,100	41,756
#	Irwin Financial Corp.	380	836
	JPMorgan Chase & Co.	2,667,818	110,047,492
	Kentucky First Federal Bancorp	3,200	30,432
#	KeyCorp	497,441	6,083,703
#	K-Fed Bancorp	107	900
*	Knight Capital Group, Inc.	76,607	1,107,737
* #	LaBranche & Co., Inc.	2,500	15,575
	Lakeland Bancorp, Inc.	43,159	475,612
	LandAmerica Financial Group, Inc.	11,300	111,305
	Landmark Bancorp, Inc.	1,470	30,870
	Legacy Bancorp, Inc.	22,879	298,342
#	Legg Mason, Inc.	145,493	3,228,490
#	Leucadia National Corp.	244,200	6,554,328
	Lincoln National Corp.	464,693	8,011,307
#	LNB Bancorp, Inc.	12,489	86,923
	Loews Corp.	759,497	25,222,895
	LSB Corp.	800	8,440
#	M&T Bank Corp.	103,167	8,366,844
#	Macatawa Bank Corp.	33,567	168,171
#	MainSource Financial Group, Inc.	40,061	715,489
*	Marlin Business Services, Inc.	100	396
	Marshall & Ilsley Corp.	319,280	5,756,618
	MB Financial, Inc.	59,049	1,754,346

12

#	MBT Financial Corp.	21,613	94,881
	Meadowbrook Insurance Group, Inc.	113,375	597,486
	Medallion Financial Corp.	26,860	217,297
#	Mercantile Bancorp, Inc.	400	5,700
	Mercantile Bank Corp.	716	6,938
	Mercer Insurance Group, Inc.	14,397	188,817
* #	Meridian Interstate Bancorp, Inc.	1,700	16,490
	Merrill Lynch & Co., Inc.	108,016	2,008,017
	Meta Financial Group, Inc.	1,601	16,730
	MetLife, Inc.	1,059,505	35,196,756
	MetroCorp Bancshares, Inc.	2,600	28,756
	MicroFinancial, Inc.	4,100	12,300
#	Midwest Banc Holdings, Inc.	50,922	153,275
	Morgan Stanley	567,849	9,920,322
	MutualFirst Financial, Inc.	2,300	20,125
#	Nara Bancorp, Inc.	40,685	447,535
#	National Penn Bancshares, Inc.	139,707	2,366,637
	National Western Life Insurance Co. Class A	900	169,902
#	Nationwide Financial Services, Inc.	76,100	3,600,291
* #	Navigators Group, Inc.	8,200	414,182
	Nelnet, Inc. Class A	36,200	529,606
* #	New Century Bancorp, Inc.	600	3,450
	New Hampshire Thrift Bancshares, Inc.	2,300	21,160
	New Westfield Financial, Inc.	41,439	428,894
	New York Community Bancorp, Inc.	309,198	4,842,041
#	NewAlliance Bancshares, Inc.	185,060	2,553,828
	NewBridge Bancorp	5,501	20,739
*	Newport Bancorp, Inc.	700	8,050
* #	NewStar Financial, Inc.	1,000	5,410
* #	NexCen Brands, Inc.	240	20
*	Nexity Financial Corp.	5,159	7,739
	Northeast Community Bancorp, Inc.	18,337	142,020
	Northrim Bancorp, Inc.	6,315	83,295
#	NYMAGIC, Inc.	13,520	235,924
	OceanFirst Financial Corp.	12,175	201,983
	Odyssey Re Holdings Corp.	126,009	4,969,795
#	Old National Bancorp	65,900	1,248,146
	Old Republic International Corp.	407,212	3,750,423
	Osage Bancshares, Inc.	600	4,770
#	PAB Bankshares, Inc.	306	1,882
#	Pacific Capital Bancorp	75,280	1,478,499
#	Pacific Continental Corp.	4,430	63,128
	Pacific Mercantile Bancorp	15,114	63,479
*	Pacific Premier Bancorp, Inc.	300	1,200
#	PacWest Bancorp	1,100	27,489
	Pamrapo Bancorp, Inc.	2,200	18,656
#	Park National Corp.	19,846	1,443,797
	Parkvale Financial Corp.	500	7,490
	Patriot National Bancorp	400	4,684
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	3,131	93,147
* #	Penson Worldwide, Inc.	32,500	232,050
	Peoples Bancorp of North Carolina	300	3,030
	Peoples Bancorp, Inc.	21,610	413,832
*	PICO Holdings, Inc.	32,451	812,573

13

* #	Pinnacle Financial Partners, Inc.	38,859	1,137,014
* #	Piper Jaffray Companies, Inc.	3,100	122,295
*	PMA Capital Corp. Class A	38,757	179,057
#	PMI Group, Inc.	20,600	51,294
	Porter Bancorp, Inc.	1,575	29,122
	Preferred Bank	2,500	17,475
	Premier Financial Bancorp, Inc.	900	7,875
#	Presidential Life Corp.	23,958	224,726
	Princeton National Bancorp, Inc.	1,100	26,648
	Principal Financial Group, Inc.	13,157	249,851
*	ProAssurance Corp.	40,933	2,249,268
#	Prosperity Bancshares, Inc.	75,055	2,492,577
	Protective Life Corp.	125,973	1,051,875
	Provident Financial Holdings, Inc.	8,407	48,340
	Provident Financial Services, Inc.	68,965	1,011,027
	Provident New York Bancorp	84,300	1,014,972
	Prudential Financial, Inc.	463,538	13,906,140
#	Pulaski Financial Corp.	9,672	77,376
	Rainier Pacific Financial Group, Inc.	15,619	70,286
#	Regions Financial Corp.	6,101	67,660
* #	Reinsurance Group of America, Inc. Class A	97,140	3,627,208
*	Reinsurance Group of America, Inc. Class B	131,688	4,877,724
#	Renasant Corp.	44,612	935,068
#	Republic Bancorp, Inc. Class A	1,900	43,738
*	Republic First Bancorp, Inc.	7,511	60,088
	Resource America, Inc.	22,388	128,731
*	Rewards Network, Inc.	6,834	25,969
#	Riverview Bancorp, Inc.	14,671	70,127
	RLI Corp.	35,020	2,009,798
#	Rockville Financial, Inc.	14,403	187,383
	Rome Bancorp, Inc.	16,195	163,489
	Royal Bancshares of Pennsylvania, Inc. Class A	900	4,608
#	Safety Insurance Group, Inc.	29,335	1,114,437
	Sanders Morris Harris Group, Inc.	59,090	437,266
#	Sandy Spring Bancorp, Inc.	35,765	767,875
	SCBT Financial Corp.	2,860	96,925
*	Seabright Insurance Holdings	44,350	463,901
#	Seacoast Banking Corp. of Florida	18,176	161,403
#	Security Bank Corp.	21,068	41,715
#	Selective Insurance Group, Inc.	82,800	1,966,500
#	Shore Bancshares, Inc.	1,200	29,136
	SI Financial Group, Inc.	5,417	37,648
#	Simmons First National Corp. Class A	13,221	410,115
#	Somerset Hills Bancorp	4,111	34,944
#	South Financial Group, Inc.	308	1,789
*	Southcoast Financial Corp.	700	3,605
	Southern Community Financial Corp.	30,490	118,301
* #	Southern First Bancshares, Inc.	900	9,153
#	Southwest Bancorp, Inc.	30,600	443,088
* #	Sovereign Bancorp, Inc.	298,408	865,383
*	Specialty Underwriters’ Alliance, Inc.	2,510	8,735
	State Auto Financial Corp.	74,593	1,964,780
	StellarOne Corp.	14,774	251,158
	Sterling Bancshares, Inc.	29,924	238,195
#	Sterling Financial Corp.	6,509	55,261

14

#	Stewart Information Services Corp.	25,500	423,300
* #	Stratus Properties, Inc.	2,802	68,649
*	Sun American Bancorp	560	1,078
*	Sun Bancorp, Inc.	31,881	318,810
#	SunTrust Banks, Inc.	383,603	15,397,824
* #	Superior Bancorp	108	597
#	Susquehanna Bancshares, Inc.	153,978	2,385,119
* #	Susser Holdings Corp.	9,700	151,126
	SWS Group, Inc.	41,145	763,651
#	Synovus Financial Corp.	511,500	5,283,795
	Taylor Capital Group, Inc.	2,735	30,769
	Teche Holding Co.	600	18,000
#	Temecula Valley Bancorp, Inc.	2,718	9,377
* #	Texas Capital Bancshares, Inc.	40,316	719,641
	TF Financial Corp.	600	11,340
* #	The Bancorp, Inc.	9,634	36,031
* #	The NASDAQ OMX Group, Inc.	8,600	279,156
#	The Phoenix Companies, Inc.	88,600	573,242
	The Travelers Companies, Inc.	932,958	39,697,363
	The Wilber Corp.	600	4,656
* #	Thomas Weisel Partners Group, Inc.	7,655	43,021
#	TIB Financial Corp.	1,553	7,004
* #	Tidelands Bancshares, Inc.	400	1,928
#	Timberland Bancorp, Inc.	3,000	17,700
	Transatlantic Holdings, Inc.	91,903	3,938,044
*	Tree.com, Inc.	11,492	31,143
	TriCo Bancshares	2,200	47,388
#	Trustmark Corp.	56,645	1,162,355
#	UMB Financial Corp.	46,740	2,118,724
#	Umpqua Holdings Corp.	70,705	1,203,399
*	Unico American Corp.	1,900	13,395
	Union Bankshares Corp.	28,291	674,175
* #	United Capital Corp.	300	6,675
#	United Community Banks, Inc.	35,446	465,052
#	United Community Financial Corp.	62,591	293,552
	United Financial Bancorp, Inc.	36,681	513,534
#	United Fire & Casualty Co.	47,123	1,091,840
*	United PanAm Financial Corp.	14,353	25,118
	United Western Bancorp, Inc.	18,229	206,899
#	Unitrin, Inc.	104,046	2,184,966
	Unity Bancorp, Inc.	2,925	11,671
*	Universal American Corp.	46,291	409,675
	Univest Corp. of Pennsylvania	17,567	543,523
	Unum Group	545,000	8,583,750
	W. R. Berkley Corp.	206,690	5,429,746
	Wachovia Corp.	412,954	2,647,035
#	Washington Federal, Inc.	15,332	270,150
#	Webster Financial Corp.	51,670	957,962
#	Wesbanco, Inc.	41,466	1,127,046
	Wesco Financial Corp.	12,923	4,264,461
	West Bancorporation	22,100	276,250
#	West Coast Bancorp	3,775	32,918
* #	Western Alliance Bancorp	25,600	379,136
#	White Mountains Insurance Group, Ltd.	18,985	6,540,333
*	White River Capital, Inc.	300	3,758

15

#	Whitney Holding Corp.	111,205	2,112,895
	Willow Financial Bancorp, Inc.	28,055	242,676
#	Wilshire Bancorp, Inc.	17,744	195,716
#	Wintrust Financial Corp.	40,447	1,035,443
* #	WSB Financial Group, Inc.	754	679
	WSB Holdings, Inc.	100	398
#	Yadkin Valley Financial Corp.	14,330	213,374
	Zenith National Insurance Corp.	63,800	2,096,468
#	Zions Bancorporation	161,212	6,143,789
*	ZipRealty, Inc.	13,033	37,665
Total Financials			708,732,328

Health Care — (2.3%)
*	Adolor Corp.	6,302	19,851
* #	Advanced Medical Optics, Inc.	35,678	220,133
	Aetna, Inc.	95	2,363
*	Albany Molecular Research, Inc.	34,810	440,347
*	Allied Healthcare International, Inc.	57,915	83,977
*	Allied Healthcare Products, Inc.	1,000	4,275
*	Allion Healthcare, Inc.	27,600	119,508
	Alpharma, Inc. Class A	78,205	2,448,599
*	American Dental Partners, Inc.	21,149	184,631
*	AMICAS, Inc.	99,113	183,359
*	Anadys Pharmaceuticals, Inc.	4,584	10,039
* #	AngioDynamics, Inc.	48,717	613,834
*	Arqule, Inc.	2,100	5,796
*	Arrhythmia Research Technology, Inc.	1,200	3,372
*	Assisted Living Concepts, Inc.	74,765	371,582
* #	ATS Medical, Inc.	8,800	23,320
* #	Avigen, Inc.	4,409	2,645
*	BioScrip, Inc.	65,100	195,300
* #	Boston Scientific Corp.	17	154
#	Brookdale Senior Living, Inc.	112,800	972,336
* #	Caliper Life Sciences, Inc.	33,998	47,597
	Cambrex Corp.	20,000	90,000
*	Cantel Medical Corp.	30,908	296,717
*	Capital Senior Living Corp.	45,075	202,387
*	Cardiac Science Corp.	37,674	351,498
* #	Celera Corp.	66,920	756,865
* #	Community Health Systems, Inc.	151,474	3,105,217
* #	CONMED Corp.	49,672	1,301,406
*	Continucare Corp.	20,028	47,266
#	Cooper Companies, Inc.	77,156	1,271,531
*	Cross Country Healthcare, Inc.	36,400	412,048
*	Cutera, Inc.	5,552	47,248
	Daxor Corp.	1,100	16,830
* #	Digirad Corp.	37,779	31,734
* #	Dynacq Healthcare, Inc.	314	1,083
* #	ev3, Inc.	37,893	245,168
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	39,132
* #	Gentiva Health Services, Inc.	42,124	1,143,667
* #	Greatbatch, Inc.	47,900	1,041,825
* #	Hanger Orthopedic Group, Inc.	9,000	149,940
* #	HealthSpring, Inc.	86,917	1,435,869
*	HealthTronics, Inc.	59,194	114,836

16

#	Hill-Rom Holdings, Inc.	57,955	1,319,056
* #	Hi-Tech Pharmacal Co., Inc.	12,055	87,881
* #	Hologic, Inc.	44,000	538,560
*	Home Diagnostics, Inc.	16,023	139,560
	Hooper Holmes, Inc.	6,014	3,909
#	Invacare Corp.	49,400	898,586
* #	Inverness Medical Innovations, Inc.	3,400	65,110
* #	Iridex Corp.	4,807	10,960
	Kewaunee Scientific Corp.	1,631	14,761
* #	Kindred Healthcare, Inc.	43,700	633,213
*	King Pharmaceuticals, Inc.	426,520	3,749,111
*	Langer, Inc.	9,342	6,913
* #	Lannet Co., Inc.	8,400	23,940
* #	Lexicon Pharmaceuticals, Inc.	24,800	38,936
* #	LifePoint Hospitals, Inc.	82,208	1,970,526
*	Magyar Bancorp, Inc.	500	4,015
	Martek Biosciences Corp.	4,700	140,201
*	Maxygen, Inc.	267	1,119
*	MedCath Corp.	39,208	604,587
*	Medical Staffing Network Holdings, Inc.	29,839	12,831
* #	MediciNova, Inc.	300	680
*	Nabi Biopharmaceuticals	500	1,960
*	National Dentex Corp.	400	2,116
*	Novacea, Inc.	10,743	14,288
* #	NovaMed, Inc.	38,506	136,311
*	Nutraceutical International Corp.	25,992	237,827
* #	NxStage Medical, Inc.	22,100	89,726
	Omnicare, Inc.	202,170	5,573,827
* #	Orchid Cellmark, Inc.	289	341
*	Osteotech, Inc.	25,510	81,377
*	Par Pharmaceutical Cos, Inc.	46,800	468,000
*	PDI, Inc.	15,476	75,059
*	Pharmanet Development Group, Inc.	8,875	14,200
*	Prospect Medical Holdings, Inc.	14,274	34,258
*	Regeneration Technologies, Inc.	30,452	92,879
*	RehabCare Group, Inc.	27,481	470,750
* #	Res-Care, Inc.	32,560	501,750
* #	Spectrum Pharmaceuticals, Inc.	184	331
*	SRI/Surgical Express, Inc.	1,600	3,680
*	SunLink Health Systems, Inc.	500	1,110
* #	Symmetry Medical, Inc.	1,442	18,631
*	Synovis Life Technologies, Inc.	1,836	32,112
*	Theragenics Corp.	32,183	62,757
* #	Triple-S Management Corp.	8,500	86,785
* #	ViroPharma, Inc.	121,567	1,524,450
* #	Vital Images, Inc.	31,973	417,248
*	Watson Pharmaceuticals, Inc.	102,600	2,685,042
*	WellPoint, Inc.	424,020	16,481,657
	Young Innovations, Inc.	1,312	22,304
Total Health Care			57,450,516

Industrials — (10.2%)
*	A. T. Cross Co. Class A	18,431	97,684
	A.O. Smith Corp.	34,400	1,085,320
*	ACCO Brands Corp.	83,346	235,036

17

* #	Accuride Corp.	27,500	8,800
	Aceto Corp.	31,800	265,530
	Alamo Group, Inc.	20,383	256,418
* #	Alaska Air Group, Inc.	78,900	1,948,830
	Albany International Corp. Class A	28,323	412,383
	Alexander & Baldwin, Inc.	67,519	2,153,856
* #	Allied Defense Group, Inc.	17,161	124,417
*	Allied Waste Industries, Inc.	437,356	4,557,250
* #	Amerco, Inc.	31,616	1,430,940
	American Railcar Industries, Inc.	10,700	118,984
#	American Woodmark Corp.	4,852	89,956
	Ameron International Corp.	7,300	343,100
	Ampco-Pittsburgh Corp.	251	5,934
* #	AMR Corp.	2,200	22,462
* #	AMREP Corp.	1,419	42,726
	Applied Industrial Technologies, Inc.	53,325	1,076,632
	Applied Signal Technologies, Inc.	17,902	320,804
* #	Argon ST, Inc.	21,980	458,503
	Arkansas Best Corp.	38,800	1,132,572
* #	Arotech Corp.	20,120	12,877
*	Avis Budget Group, Inc.	53,950	88,478
* #	Axsys Technologies, Inc.	12,900	851,787
*	Baldwin Technology Co., Inc. Class A	17,977	35,594
	Barrett Business Services, Inc.	16,000	176,000
* #	Beacon Roofing Supply, Inc.	72,525	992,142
#	Belden, Inc.	46,850	976,354
#	BlueLinx Holdings, Inc.	56,806	152,808
	Bowne & Co., Inc.	19,714	153,572
#	Briggs & Stratton Corp.	31,661	498,977
* #	Builders FirstSource, Inc.	54,493	207,073
	Burlington Northern Santa Fe Corp.	398,500	35,490,410
#	C&D Technologies, Inc.	36,712	128,492
	CDI Corp.	29,909	388,817
*	Celadon Group, Inc.	39,349	420,641
	Champion Industries, Inc.	5,186	16,388
	Chicago Rivet & Machine Co.	300	4,710
#	CIRCOR International, Inc.	18,850	577,753
*	Commercial Vehicle Group, Inc.	34,696	46,146
#	CompX International, Inc.	700	3,976
* #	Cornell Companies, Inc.	3,700	84,249
*	Covenant Transport Group Class A	4,818	10,070
*	CPI Aerostructures, Inc.	5,826	39,034
	CSX Corp.	607,620	27,780,386
#	Cubic Corp.	24,200	538,450
* #	Dollar Thrifty Automotive Group, Inc.	300	486
	Ducommun, Inc.	19,878	401,337
	Eastern Co.	10,296	120,978
	Ecology & Environment, Inc. Class A	1,000	10,000
#	Electro Rent Corp.	54,304	651,105
#	Encore Wire Corp.	35,480	680,152
* #	EnerSys Inc.	60,439	799,004
	Ennis, Inc.	48,199	567,302
* #	EnPro Industries, Inc.	26,355	585,345
	Espey Manufacturing & Electronics Corp.	3,050	60,085
* #	Esterline Technologies Corp.	51,094	1,841,939

18

* #	ExpressJet Holdings, Inc.	2,460	4,256
#	Federal Signal Corp.	81,490	693,480
*	First Advantage Corp.	14,062	153,698
* #	Flanders Corp.	18,900	117,180
	Frozen Food Express Industries, Inc.	6,500	37,635
#	G & K Services, Inc. Class A	32,639	737,315
* #	Gardner Denver Machinery, Inc.	4,005	102,608
	GATX Corp.	73,797	2,106,904
#	Greenbrier Companies, Inc.	33,734	278,306
*	Griffon Corp.	43,752	369,267
	Hardinge, Inc.	26,515	184,810
* #	Henry Bros. Electronics, Inc.	8,600	52,030
*	Herley Industries, Inc.	5,800	77,140
*	Hudson Highland Group, Inc.	35,619	186,644
*	Huttig Building Products, Inc.	4,100	4,551
* #	ICF International, Inc.	400	7,432
*	ICT Group, Inc.	9,323	49,132
	IKON Office Solutions, Inc.	172,140	2,965,972
#	Innovative Solutions & Support, Inc.	1,200	7,380
* #	Insituform Technologies, Inc. Class A	57,301	769,552
	Insteel Industries, Inc.	2,229	22,870
* #	Interline Brands, Inc.	11,698	124,467
*	International Shipholding Corp.	8,100	199,179
*	Intersections, Inc.	35,048	294,403
* #	JetBlue Airways Corp.	152,100	844,155
*	Kadant, Inc.	5,957	97,933
#	Kaman Corp. Class A	37,597	959,851
*	Kansas City Southern	10,954	338,150
#	Kelly Services, Inc. Class A	53,465	761,342
	Kennametal, Inc.	20,956	444,686
*	Kforce, Inc.	42,221	332,279
* #	K-Tron International, Inc.	70	6,579
	L.S. Starrett Co. Class A	5,000	71,000
	Lawson Products, Inc.	3,859	114,998
*	LECG Corp.	31,316	150,317
*	LGL Group, Inc.	400	1,800
*	Limco-Piedmont, Inc.	300	1,065
	LSI Industries, Inc.	14,163	111,180
*	Lydall, Inc.	7,000	46,550
* #	M&F Worldwide Corp.	29,969	690,785
*	Mac-Gray Corp.	10,800	81,972
* #	Marten Transport, Ltd.	45,793	841,675
	Masco Corp.	124,744	1,266,152
*	Medialink Worldwide, Inc.	5,500	770
*	Merrimac Industries, Inc.	2,600	7,930
*	Mesa Air Group, Inc.	1,000	370
*	Miller Industries, Inc.	22,810	139,141
*	Misonix, Inc.	8,971	18,391
* #	Mobile Mini, Inc.	52,331	879,161
#	Mueller Industries, Inc.	38,242	874,595
#	Mueller Water Products, Inc.	40,933	286,531
	Mueller Water Products, Inc. Class B	130,035	855,630
#	NACCO Industries, Inc. Class A	10,965	675,554
*	Nashua Corp.	400	2,736
	National Technical Systems, Inc.	15,400	65,681

19

* #	NCI Building Systems, Inc.	22,800	424,308
	Norfolk Southern Corp.	661,000	39,620,340
	Northrop Grumman Corp.	435,224	20,407,653
*	On Assignment, Inc.	23,009	149,559
#	Oshkosh Truck Corp. Class B	50,500	386,830
* #	Owens Corning, Inc.	205,722	3,236,007
*	P.A.M. Transportation Services, Inc.	20,990	182,193
*	Paragon Technologies, Inc.	3,771	14,877
*	Park-Ohio Holdings Corp.	3,700	28,083
*	Patrick Industries, Inc.	1,300	2,496
*	PGT, Inc.	7,500	15,525
* #	PHH Corp.	88,157	710,545
* #	Pinnacle Airlines Corp.	3,900	10,647
* #	Plug Power, Inc.	178,671	175,098
	Portec Rail Products, Inc.	11,395	76,688
* #	Power-One, Inc.	7,000	7,770
	Providence & Worcester Railroad Co.	1,000	14,000
#	Quanex Building Products Corp.	2,800	25,648
	R. R. Donnelley & Sons Co.	295,956	4,903,991
	Raytheon Co.	7,274	371,774
*	RCM Technologies, Inc.	19,816	22,590
#	Regal-Beloit Corp.	6,432	209,426
* #	Republic Airways Holdings, Inc.	48,800	729,560
#	Robbins & Myers, Inc.	1,146	23,378
*	Rush Enterprises, Inc. Class A	31,175	292,110
* #	Rush Enterprises, Inc. Class B	18,522	197,630
	Ryder System, Inc.	89,844	3,559,619
*	Saia, Inc.	10,800	114,588
	Schawk, Inc.	32,616	428,248
* #	School Specialty, Inc.	37,902	795,942
	Servidyne, Inc.	7,283	28,258
*	SIFCO Industries, Inc.	600	3,420
#	SkyWest, Inc.	79,932	1,231,752
	Southwest Airlines Co.	1,077,730	12,695,659
*	Sparton Corp.	3,057	6,206
*	Spherion Corp.	20,600	65,508
#	SPX Corp.	54,690	2,118,691
	Standex International Corp.	25,800	665,898
	Supreme Industries, Inc.	1,642	2,381
	Sypris Solutions, Inc.	13,620	12,667
	Tech/Ops Sevcon, Inc.	874	4,195
	Technology Research Corp.	12,921	21,966
	Tecumseh Products Co. Class A	11,200	207,424
*	Tecumseh Products Co. Class B	1,400	23,240
	Timken Co.	116,978	1,857,611
	Todd Shipyards Corp.	9,932	124,150
*	TRC Companies, Inc.	29,646	53,659
	Tredegar Industries, Inc.	50,900	749,248
* #	Trex Co., Inc.	15,119	246,591
	Trinity Industries, Inc.	91,550	1,545,364
#	Triumph Group, Inc.	5,400	236,844
*	Tufco Technologies, Inc.	1,000	3,450
	Twin Disc, Inc.	8,294	64,279
*	U.S. Home Systems, Inc.	4,314	9,146
	Union Pacific Corp.	483,593	32,289,505

20

* #	United Rentals, Inc.	93,585	959,246
#	Universal Forest Products, Inc.	31,400	742,610
*	URS Corp.	91,400	2,686,246
*	US Airways Group, Inc.	4,301	43,612
*	USA Truck, Inc.	13,849	204,550
	Valpey Fisher Corp.	1,464	2,928
#	Viad Corp.	34,729	758,829
*	Volt Information Sciences, Inc.	45,263	346,262
	Wabash National Corp.	59,700	362,976
	Watts Water Technologies, Inc.	60,015	1,586,196
*	WCA Waste Corp.	29,283	95,170
#	Werner Enterprises, Inc.	115,482	2,265,757
* #	Westaff, Inc.	14,426	5,770
*	Willdan Group, Inc.	1,000	2,205
*	Willis Lease Finance Corp.	4,400	56,056
* #	YRC Worldwide, Inc.	59,368	271,905
Total Industrials			253,890,777

Information Technology — (4.8%)
* #	3Com Corp.	270,673	738,937
* #	Access Integrated Technologies, Inc.	14,024	16,689
*	Actel Corp.	33,263	402,150
* #	ActivIdentity Corp.	62,658	125,316
#	Acxiom Corp.	20,804	163,519
* #	Adaptec, Inc.	212,719	682,828
* #	Advanced Micro Devices, Inc.	125,500	439,250
#	Agilysys, Inc.	26,100	104,922
*	Amtech Systems, Inc.	10,600	67,946
*	Anaren, Inc.	11,003	136,987
* #	Applied Micro Circuits Corp.	94,993	485,414
* #	Arris Group, Inc.	109,812	758,801
*	Arrow Electronics, Inc.	200,870	3,505,182
	Astro-Med, Inc.	2,626	18,540
*	Autobytel, Inc.	3,863	3,013
* #	Avid Technology, Inc.	61,723	915,352
*	Avnet, Inc.	228,000	3,816,720
* #	Avocent Corp.	52,800	793,056
	AVX Corp.	298,652	2,693,841
*	Aware, Inc.	21,340	48,015
*	Axcelis Technologies, Inc.	193,369	85,082
*	AXT, Inc.	36,400	57,876
	Bel Fuse, Inc. Class A	4,174	86,903
	Bel Fuse, Inc. Class B	17,950	389,515
* #	Benchmark Electronics, Inc.	91,303	1,094,723
#	Black Box Corp.	29,500	897,095
* #	Bookham, Inc.	5,300	2,862
* #	Borland Software Corp.	25,977	38,966
*	Brightpoint, Inc.	30,900	177,984
* #	Brooks Automation, Inc.	92,404	632,967
*	CalAmp Corp.	46,571	36,325
*	California Micro Devices Corp.	34,646	82,111
*	CallWave, Inc.	37,140	40,483
*	Captaris, Inc.	15,700	74,732
*	Cascade Microtech, Inc.	23,271	74,467
*	Catapult Communications Corp.	30,276	129,279

21

*	CEVA, Inc.	11,574	98,379
* #	Checkpoint Systems, Inc.	28,400	358,124
*	Ciber, Inc.	31,700	171,180
* #	Cirrus Logic, Inc.	51,910	297,963
	Cohu, Inc.	37,208	526,121
*	Comarco, Inc.	5,867	6,659
	Communications Systems, Inc.	6,864	54,912
*	Computer Sciences Corp.	231,053	6,968,558
*	Concurrent Computer Corp.	10,140	37,214
*	Convergys Corp.	197,364	1,517,729
*	Cray, Inc.	30,490	95,739
*	CSP, Inc.	2,514	9,365
#	CTS Corp.	34,200	239,058
*	CyberOptics Corp.	9,134	70,697
	Dataram Corp.	11,134	14,252
*	DDi Corp.	25,458	114,052
*	Digi International, Inc.	27,887	285,563
*	Ditech Networks, Inc.	4,748	3,941
*	Dot Hill Systems Corp.	100,590	119,702
*	DSP Group, Inc.	7,000	44,100
*	Dynamics Research Corp.	17,974	138,400
*	EDCI Holdings, Inc.	4	13
*	Edgewater Technology, Inc.	6,593	14,175
*	EFJohnson Technologies, Inc.	5,104	9,698
*	Electro Scientific Industries, Inc.	34,300	287,091
*	Electronics for Imaging, Inc.	25,800	273,480
* #	EMCORE Corp.	19,200	68,352
* #	EMS Technologies, Inc.	15,237	318,453
*	Endwave Corp.	19,815	65,390
* #	Entegris, Inc.	126,900	341,361
* #	EPIQ Systems, Inc.	32,616	443,251
*	Euronet Worldwide, Inc.	47,991	572,053
* #	Exar Corp.	7,481	49,973
*	Extreme Networks, Inc.	10,300	18,952
*	Fairchild Semiconductor Corp. Class A	144,238	819,272
	Fidelity National Information Services, Inc.	91,600	1,382,244
*	FormFactor, Inc.	18,500	322,270
#	Frequency Electronics, Inc.	17,253	74,360
*	FSI International, Inc.	5,123	2,510
*	Gerber Scientific, Inc.	50,097	239,464
	Gevity HR, Inc.	30,736	104,810
*	Globecomm Systems, Inc.	14,674	115,631
* #	Glu Mobile, Inc.	2,070	1,842
*	GSI Technology, Inc.	16,780	58,730
*	GTSI Corp.	8,203	47,659
*	Hackett Group, Inc.	51,020	152,040
* #	Harris Stratex Networks, Inc. Class A	6,475	42,929
#	Hewlett-Packard Co.	237,000	9,072,360
*	hi/fn, inc.	15,101	40,018
* #	Hutchinson Technology, Inc.	49,671	339,750
*	Hypercom Corp.	67,100	130,845
*	I.D. Systems, Inc.	1,909	10,366
*	IAC/InterActiveCorp	172,391	2,889,273
*	iBasis, Inc.	1,900	4,199
*	Ikanos Communications, Inc.	12,254	18,504

22

#	Imation Corp.	66,691	821,633
*	InFocus Corp.	26,671	23,737
	InfoSpace, Inc.	65,299	559,612
*	Ingram Micro, Inc.	299,279	3,989,389
* #	Insight Enterprises, Inc.	23,200	225,736
#	Integral Systems, Inc.	21,364	524,913
*	Integrated Device Technology, Inc.	220,510	1,402,444
*	Integrated Silicon Solution, Inc.	27,577	49,914
* #	Intelli-Check, Inc.	3,300	7,590
* #	International Rectifier Corp.	32,800	506,432
* #	Internet Brands, Inc.	4,500	29,205
*	Internet Capital Group, Inc.	58,172	332,744
	Intersil Corp.	169,165	2,315,869
*	Interwoven, Inc.	16,300	205,543
*	Intest Corp.	12,266	9,567
*	Intevac, Inc.	34,801	270,752
*	IntriCon Corp.	482	2,531
* #	iPass, Inc.	85,896	163,202
#	IXYS Corp.	63,086	500,903
	Jabil Circuit, Inc.	189,400	1,592,854
*	JDS Uniphase Corp.	137,990	753,425
	Keithley Instruments, Inc.	16,951	72,042
* #	Kemet Corp.	332	196
*	Key Tronic Corp.	17,405	27,500
*	Keynote Systems, Inc.	31,600	309,680
*	Kopin Corp.	32,016	74,277
*	Kratos Defense & Security Solutions, Inc.	113,983	168,695
* #	L-1 Identity Solutions, Inc.	143,173	1,174,019
*	Lattice Semiconductor Corp.	142,278	267,483
*	Leadis Technolgies, Inc.	12,767	8,554
* #	LeCroy Corp.	14,031	69,734
*	Lionbridge Technologies, Inc.	69,200	120,408
*	Logility, Inc.	194	1,028
*	LookSmart, Ltd.	35,780	61,899
* #	LTX-Credence Corp.	90,925	56,374
*	Management Network Group, Inc.	38,306	32,560
*	Mattson Technology, Inc.	6,600	17,292
* #	Mentor Graphics Corp.	52,655	386,488
*	Mercury Computer Systems, Inc.	35,415	254,280
*	Merix Corp.	733	418
#	Methode Electronics, Inc.	79,571	603,944
*	Micron Technology, Inc.	990,716	4,666,272
*	Microtune, Inc.	5,400	13,500
*	MIPS Technologies, Inc.	40,025	111,670
* #	MKS Instruments, Inc.	85,290	1,582,130
*	ModusLink Global Solutions, Inc.	77,660	431,790
* #	MPS Group, Inc.	128,700	1,002,573
* #	MRV Communications, Inc.	10,780	7,976
*	Multi-Fineline Electronix, Inc.	16,900	197,392
*	Nanometrics, Inc.	47,970	59,003
* #	Network Equipment Technologies, Inc.	14,285	38,998
*	Newport Corp.	56,016	402,755
* #	Novellus Systems, Inc.	18,200	287,560
*	Nu Horizons Electronics Corp.	14,932	28,072
* #	OmniVision Technologies, Inc.	38,897	314,677

23

* #	ON Semiconductor Corp.	10,701	54,682
#	Openwave Systems, Inc.	7,095	5,321
*	Oplink Communications, Inc.	20,800	168,896
* #	OPNET Technologies, Inc.	23,600	298,068
*	Opnext, Inc.	38,358	153,432
*	Optelecom-NKF, Inc.	4,329	22,143
*	Optical Cable Corp.	9,195	42,205
* #	Orbcomm, Inc.	11,500	34,500
*	OSI Systems, Inc.	8,630	99,245
* #	Overland Storage, Inc.	3,099	837
* #	OYO Geospace Corp.	1	29
*	Palm, Inc.	3,530	14,085
*	PAR Technology Corp.	22,375	110,756
* #	PC Connection, Inc.	52,813	318,991
	PC-Tel, Inc.	62,853	368,947
*	PDF Solutions, Inc.	193	579
*	Perceptron, Inc.	4,904	20,793
*	Performance Technologies, Inc.	25,851	80,397
*	Pericom Semiconductor Corp.	10,468	81,650
* #	Perot Systems Corp.	95,861	1,379,440
*	Pervasive Software, Inc.	36,268	150,512
*	Photronics, Inc.	43,100	29,739
*	Physicians Formula Holdings, Inc.	7,529	26,577
*	PlanetOut, Inc.	340	544
*	PLATO Learning, Inc.	25,884	44,520
*	PLX Technology, Inc.	14,500	49,880
* #	Powerwave Technologies, Inc.	72,367	68,749
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	1,547
*	Quantum Corp.	4,846	1,405
* #	RadiSys Corp.	42,445	270,375
*	RealNetworks, Inc.	224,844	962,332
* #	RF Micro Devices, Inc.	201,156	400,300
*	RF Monolithics, Inc.	3,187	1,689
	Richardson Electronics, Ltd.	11,619	58,327
*	Rudolph Technologies, Inc.	69,020	231,217
* #	S1 Corp.	53,400	334,818
*	Safeguard Scientifics, Inc.	68,723	54,291
* #	Sandisk Corp.	936	8,321
*	Sanmina-SCI Corp.	131,096	98,322
*	SCM Microsystems, Inc.	18,612	37,038
*	SeaChange International, Inc.	33,539	256,238
* #	Secure Computing Corp.	20,975	118,719
*	Selectica, Inc.	3,953	4,230
*	Semitool, Inc.	4,824	28,510
*	SI International, Inc.	5,570	160,416
* #	Silicon Image, Inc.	52,024	237,750
* #	Silicon Storage Technology, Inc.	197,920	623,448
* #	Skyworks Solutions, Inc.	169,331	1,207,330
*	Smith Micro Software, Inc.	32,001	200,006
*	Soapstone Networks, Inc.	28,005	80,654
* #	Sonic Solutions, Inc.	600	1,224
*	SonicWALL, Inc.	13,803	61,837
*	Spansion, Inc.	5,400	3,348
*	Spectrum Control, Inc.	13,833	86,180

24

* #	Standard Microsystems Corp.	5,090	91,671
	StarTek, Inc.	30,545	101,104
* #	STEC, Inc.	9,696	53,328
*	SumTotal Systems, Inc.	39,973	128,313
*	Sun Microsystems, Inc.	123,975	570,285
*	SupportSoft, Inc.	64,379	160,948
* #	Sycamore Networks, Inc.	517,447	1,728,273
*	Symantec Corp.	780,999	9,824,967
*	Symmetricom, Inc.	95,703	425,878
* #	SYNNEX Corp.	60,100	927,343
*	Tech Data Corp.	93,952	2,015,270
	Technitrol, Inc.	14,000	80,780
*	Technology Solutions Co.	3,555	9,119
*	TechTeam Global, Inc.	13,534	79,174
*	Tellabs, Inc.	279,155	1,183,617
*	Telular Corp.	24,670	37,005
* #	Teradyne, Inc.	355,484	1,812,968
*	Tessco Technologies, Inc.	9,246	101,429
*	Tier Technologies, Inc. Class B	8,900	53,222
*	Tollgrade Communications, Inc.	8,755	38,522
* #	Track Data Corp.	8,633	14,029
*	Trident Microsystems, Inc.	2,123	3,843
* #	Triquint Semiconductor, Inc.	168,914	756,735
	TSR, Inc.	1,300	2,600
*	TTM Technologies, Inc.	31,977	228,955
*	Ultra Clean Holdings, Inc.	3,316	10,014
*	Ultratech, Inc.	41,685	628,610
#	United Online, Inc.	21,062	155,859
* #	UTStarcom, Inc.	200,314	476,747
*	Vicon Industries, Inc.	3,081	14,481
*	Vignette Corp.	35,100	285,012
* #	Virage Logic Corp.	27,855	125,905
*	Vishay Intertechnology, Inc.	227,425	980,202
*	Web.com Group, Inc.	45,583	223,813
* #	Westell Technologies, Inc.	8,831	2,799
*	White Electronics Designs Corp.	27,184	108,464
*	Wireless Telecom Group, Inc.	39,972	23,583
*	WPCS International, Inc.	9,861	29,583
	Xerox Corp.	1,179,032	9,455,837
*	Zoran Corp.	59,212	481,986
*	Zygo Corp.	39,500	339,305
Total Information Technology			119,393,595

Materials — (2.4%)
	A. Schulman, Inc.	26,800	479,988
	A.M. Castle & Co.	24,182	294,295
*	American Pacific Corp.	2,873	33,183
	Ashland, Inc.	112,560	2,542,730
	Bemis Co., Inc.	78,113	1,940,327
* #	Brush Engineered Materials, Inc.	9,287	113,951
*	Buckeye Technologies, Inc.	22,600	133,114
*	Bway Holding Co.	1,500	11,220
#	Cabot Corp.	438	11,585
*	Caraustar Industries, Inc.	6,005	2,168
	Chemtura Corp.	420,979	728,294

25

#	Cliffs Natural Resources, Inc.	2,000	53,980
* #	Coeur d’Alene Mines Corp.	911,433	656,232
*	Continental Materials Corp.	100	1,813
*	Core Molding Technologies, Inc.	1,188	3,861
	Cytec Industries, Inc.	64,700	1,832,304
#	Empire Resources, Inc.	8,950	20,585
	Ferro Corp.	49,500	766,260
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	3,211,825
	Friedman Industries, Inc.	10,535	54,255
#	Georgia Gulf Corp.	8,200	18,860
#	Gibraltar Industries, Inc.	61,100	809,575
* #	Graphic Packaging Holding Co.	275,452	509,586
* #	Headwaters, Inc.	84,996	900,958
	International Paper Co.	490,762	8,450,922
#	Kaiser Aluminum Corp.	32,695	1,097,244
#	Kronos Worldwide, Inc.	2,919	37,071
#	Louisiana-Pacific Corp.	155,300	745,440
*	Material Sciences Corp.	24,611	121,332
	MeadWestavco Corp.	264,051	3,704,636
*	Mod-Pac Corp.	1,091	3,218
#	Myers Industries, Inc.	40,050	423,329
	Neenah Paper, Inc.	23,700	214,011
#	NL Industries, Inc.	75,511	1,040,542
	NN, Inc.	22,500	162,225
*	Northern Technologies International Corp.	3,000	31,050
* #	Northwest Pipe Co.	12,085	347,202
	Olympic Steel, Inc.	2,500	57,150
* #	OM Group, Inc.	46,900	1,000,846
	P.H. Glatfelter Co.	46,800	482,508
	Penford Corp.	22,044	283,706
* #	PolyOne Corp.	171,354	813,932
	Quaker Chemical Corp.	2,900	55,477
*	Ready Mix, Inc.	3,839	9,060
	Reliance Steel & Aluminum Co.	50,700	1,269,528
*	Rock of Ages Corp.	1,200	3,600
#	Rock-Tenn Co. Class A	56,380	1,714,516
*	Rockwood Holdings, Inc.	35,100	433,485
* #	Rosetta Resources, Inc.	79,112	834,632
#	Schnitzer Steel Industries, Inc. Class A	30,900	832,137
	Schweitzer-Maudoit International, Inc.	32,213	538,601
*	Smurfit-Stone Container Corp.	372,794	503,272
	Spartech Corp.	2,500	15,900
	Stepan Co.	15,906	569,912
* #	Stillwater Mining Co.	13,259	52,506
#	Synalloy Corp.	4,195	31,463
#	Temple-Inland, Inc.	44,500	263,885
#	Terra Industries, Inc.	1,835	40,352
*	U.S. Concrete, Inc.	87,351	275,156
* #	U.S. Gold Corp.	14,827	10,379
*	Universal Stainless & Alloy Products, Inc.	5,509	101,531
#	Valspar Corp.	144,410	2,953,185
	Wausau Paper Corp.	80,700	747,282
#	Westlake Chemical Corp.	99,100	1,806,593
	Weyerhaeuser Co.	311,975	11,923,685
#	Worthington Industries, Inc.	6,000	72,420
Total Materials			59,205,870

26

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	1,656
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			1,710

Telecommunication Services — (6.5%)
#	Arbinet-thexchange, Inc.	3,200	9,280
	AT&T, Inc.	3,496,990	93,614,422
	CenturyTel, Inc.	207,530	5,211,078
	D&E Communications, Inc.	24,213	169,491
* #	General Communications, Inc. Class A	44,592	342,467
	IDT Corp.	2,259	2,011
#	IDT Corp. Class B	2,200	2,266
* #	NextWave Wireless, Inc.	10,528	2,948
*	Occam Networks, Inc.	26,624	74,813
	Sprint Nextel Corp.	3,528,077	11,042,881
	SureWest Communications	11,866	209,672
	Telephone & Data Systems, Inc.	80,200	2,153,370
	Telephone & Data Systems, Inc. Special Shares	12,407	339,952
*	United States Cellular Corp.	43,453	1,664,684
	Verizon Communications, Inc.	1,643,676	48,767,867
*	Xeta Corp.	18,366	31,222
Total Telecommunication Services			163,638,424

Utilities — (0.1%)
*	Maine & Maritimes Corp.	1,600	52,800
*	Reliant Energy, Inc.	444,750	2,334,938
	Southern Union Co.	1	—
	Unitil Corp.	1,800	43,200
Total Utilities			2,430,938

TOTAL COMMON STOCKS			2,124,655,766

RIGHTS/WARRANTS — (0.0%)
*	Lantronix, Inc. Warrants 2008	33	17

TEMPORARY CASH INVESTMENTS — (2.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,403,563	38,403,563

		Face
		Amount
		(000)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,345,000 FHLMC 6.275%(r), 09/01/36, valued at $10,738,962) to be repurchased at $10,577,829	$10,577	10,577,000
TOTAL TEMPORARY CASH INVESTMENTS			48,980,563

27

		Shares
SECURITIES LENDING COLLATERAL — (13.1%)
§ @	DFA Short Term Investment Fund LP	301,849,543	301,849,543

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $30,992,549 FNMA, rates ranging from 5.000% to 7.000%, maturities from 11/01/33 to 08/01/38 & U.S. Treasury STRIP 1.573%(y), 05/15/12, valued at $28,175,867) to be repurchased at $27,427,287	$27,427	27,426,740

TOTAL SECURITIES LENDING COLLATERAL			329,276,283

TOTAL INVESTMENTS - (100.0%) (Cost $2,977,897,731)			$2,502,912,629

See accompanying Notes to Financial Statements.

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value †

COMMON STOCKS — (84.5%)
Consumer Discretionary — (7.9%)
* #	1-800-FLOWERS.COM, Inc.	3,200	$17,120
*	4Kids Entertainment, Inc.	1,000	5,290
* #	99 Cents Only Stores	11,100	135,420
*	A.C. Moore Arts & Crafts, Inc.	2,900	8,062
#	Aaron Rents, Inc.	7,200	178,488
	Abercrombie & Fitch Co.	11,120	322,035
* #	AbitibiBowater, Inc.	676	1,318
*	Acme Communications, Inc.	1,700	850
	Acme United Corp.	500	5,150
#	Advance Auto Parts, Inc.	12,550	391,560
* #	Aeropostale, Inc.	8,950	216,679
*	AFC Enterprises, Inc.	2,900	14,094
	Aldila, Inc.	700	3,010
*	Alloy, Inc.	2,475	12,424
* #	Amazon.com, Inc.	54,413	3,114,600
	Ambassadors Group, Inc.	1,423	14,856
* #	AMDL, Inc.	1,600	1,568
* #	American Apparel, Inc.	8,600	50,568
#	American Axle & Manufacturing Holdings, Inc.	2,220	7,970
#	American Eagle Outfitters, Inc.	13,650	151,788
	American Greetings Corp. Class A	5,530	64,590
* #	America’s Car-Mart, Inc.	1,800	29,394
#	Ameristar Casinos, Inc.	6,410	59,036
* #	AnnTaylor Stores Corp.	7,975	100,246
* #	Apollo Group, Inc. Class A	20,383	1,416,822
#	Arbitron, Inc.	3,600	117,288
#	Arctic Cat, Inc.	2,500	18,950
	Ark Restaurants Corp.	400	4,996
#	ArvinMeritor, Inc.	10,643	63,007
	Asbury Automotive Group, Inc.	2,700	8,775
*	Ascent Media Corp. (043632108)	810	20,485
* ●	Ascent Media Corp. (043632207)	9	1,068
*	Ashworth, Inc.	600	1,098
*	ATC Technology Corp.	3,100	67,983
* #	AutoNation, Inc.	18,298	125,707
* #	Autozone, Inc.	8,500	1,081,965
*	Bakers Footwear Group, Inc.	600	738
*	Ballantyne of Omaha, Inc.	2,600	4,680
* #	Bally Technologies, Inc.	6,900	152,835
#	Barnes & Noble, Inc.	4,100	77,408
*	Barry (R.G.) Corp.	1,300	6,708
	Bassett Furniture Industries, Inc.	1,400	6,174
	Beasley Broadcast Group, Inc.	405	603
#	Beazer Homes USA, Inc.	1,500	4,755

1

	Bebe Stores, Inc.	14,700	130,242
* #	Bed Bath and Beyond, Inc.	32,830	846,029
#	Belo Corp. Class A	9,940	21,172
*	Benihana, Inc.	900	2,538
*	Benihana, Inc. Class A	1,200	3,576
#	Best Buy Co., Inc.	31,499	844,488
	Big 5 Sporting Goods Corp.	1,500	9,420
* #	Big Lots, Inc.	10,280	251,140
* #	BJ’s Restaurants, Inc.	1,400	12,446
	Black & Decker Corp.	3,820	193,368
#	Blockbuster, Inc. Class A	16,100	24,472
* #	Blockbuster, Inc. Class B	2,797	2,433
* #	Blue Nile, Inc.	2,000	61,160
	Blyth, Inc.	700	6,020
	Bob Evans Farms, Inc.	3,950	82,476
	Books-A-Million, Inc.	2,095	6,599
#	Borders Group, Inc.	6,500	22,035
#	BorgWarner, Inc.	11,840	266,045
#	Boyd Gaming Corp.	9,520	64,736
	Brinker International, Inc.	6,160	57,288
#	Brookfield Homes Corp.	3,800	34,808
#	Brown Shoe Company, Inc.	6,775	71,408
#	Brunswick Corp.	7,130	24,741
	Buckle, Inc.	6,270	165,152
* #	Buffalo Wild Wings, Inc.	2,400	67,872
*	Build-A-Bear-Workshop, Inc.	700	3,640
#	Building Materials Holding Corp.	2,700	648
#	Bunge, Ltd.	15,570	598,044
#	Burger King Holdings, Inc.	17,800	353,864
* #	Cabela’s, Inc.	2,500	19,875
#	Cablevision Systems New York Group Class A	35,370	627,110
*	Cache, Inc.	2,600	9,334
* #	California Coastal Communities, Inc.	1,600	2,032
*	California Pizza Kitchen, Inc.	1,870	18,270
	Callaway Golf Co.	6,500	67,990
	Canterbury Park Holding Corp.	500	3,450
* #	Capella Education Co.	2,800	132,720
* #	Career Education Corp.	7,559	119,508
* #	CarMax, Inc.	24,358	258,682
	Carmike Cinemas, Inc.	443	952
	Carnival Corp.	78,361	1,990,369
*	Carriage Services, Inc.	3,100	7,378
*	Carrols Restaurant Group, Inc.	1,300	2,639
* #	Carter’s, Inc.	6,900	146,556
*	Casual Male Retail Group, Inc.	6,700	12,730
	Cato Corp. Class A	4,150	64,408
*	Cavalier Homes, Inc.	1,900	3,021
*	Cavco Industries, Inc.	1,157	39,373
#	CBRL Group, Inc.	1,200	23,904
	CBS Corp. Class A	7,654	75,239
	CBS Corp. Class B	78,310	760,390
* #	CEC Entertainment, Inc.	1,500	38,520
#	Centex Corp.	1,600	19,600
* #	Champion Enterprises, Inc.	10,300	19,261
* #	Charles and Colvard, Ltd.	1,100	330

2

*	Charlotte Russe Holding, Inc.	3,100	26,195
* #	Charming Shoppes, Inc.	15,100	16,610
* #	Cheesecake Factory, Inc.	6,662	58,626
#	Cherokee, Inc.	542	11,192
* #	Chico’s FAS, Inc.	2,700	9,180
* #	Chipotle Mexican Grill, Inc.	1,900	96,425
*	Chipotle Mexican Grill, Inc. Class B	2,519	107,738
#	Choice Hotels International, Inc.	4,320	118,109
	Christopher & Banks Corp.	4,050	21,141
*	Chromcraft Revington, Inc.	100	45
	Churchill Downs, Inc.	1,544	58,641
	Cinemark Holdings, Inc.	11,100	92,019
* #	Citi Trends, Inc.	2,000	33,460
	CKE Restaurants, Inc.	2,537	21,539
*	Coach, Inc.	21,668	446,361
* #	Coinstar, Inc.	3,900	93,561
*	Coldwater Creek, Inc.	13,549	48,641
	Collectors Universe, Inc.	1,250	4,640
#	Columbia Sportswear Co.	2,864	105,596
	Comcast Corp. Class A	181,421	2,859,195
	Comcast Corp. Special Class A Non-Voting	73,115	1,127,433
* #	Conn’s, Inc.	1,184	16,043
#	Cooper Tire & Rubber Co.	8,500	64,855
* #	Corinthian Colleges, Inc.	11,500	164,220
* #	Cosi, Inc.	5,300	6,148
	Courier Corp.	356	6,198
* #	Cox Radio, Inc.	4,700	25,615
#	CPI Corp.	731	5,336
	Craftmade International, Inc.	500	955
* #	Crown Media Holdings, Inc.	5,887	18,309
	CSS Industries, Inc.	1,450	32,190
*	Culp, Inc.	1,566	4,494
* #	Cumulus Media, Inc. Class A	300	315
*	Cybex International, Inc.	799	1,582
#	D.R. Horton, Inc.	19,191	141,630
#	Darden Restaurants, Inc.	15,290	338,979
* #	Deckers Outdoor Corp.	1,726	146,468
*	dELiA*s, Inc.	1,100	2,662
*	Design Within Reach, Inc.	2,500	5,025
	DeVry, Inc.	9,640	546,492
* #	DG FastChannel, Inc.	1,700	30,107
* #	Dick’s Sporting Goods, Inc.	3,414	52,302
#	Dillards, Inc. Class A	8,100	43,173
#	DineEquity, Inc.	2,600	46,878
*	Discovery Communications, Inc. (25470F104)	8,101	110,498
*	Discovery Communications, Inc. (25470F302)	4,696	62,551
*	DISH Network Corp.	22,350	351,789
	Disney (Walt) Co.	216,907	5,617,891
*	Dixie Group, Inc.	812	3,329
* #	Dollar Tree, Inc.	12,000	456,240
* #	Domino’s Pizza, Inc.	4,388	26,109
#	Dover Downs Gaming & Entertainment, Inc.	2,000	10,240
	Dover Motorsports, Inc.	2,400	5,136
*	DreamWorks Animation SKG, Inc.	11,033	310,027
* #	Drew Industries, Inc.	3,000	36,300

3

* #	DSW, Inc.	700	9,051
	E.W. Scripps Co.	2,890	13,438
#	Eastman Kodak Co.	18,360	168,545
* #	Eddie Bauer Holdings, Inc.	4,500	15,435
*	Einstein Noah Restaurant Group, Inc.	1,810	14,516
*	Emerson Radio Corp.	869	504
*	Empire Resorts, Inc.	5,122	12,549
* #	Enova Systems, Inc.	800	880
#	Entercom Communications Corp.	1,248	861
*	Entravision Communications Corp.	3,529	6,670
	Ethan Allen Interiors, Inc.	1,500	26,835
*	Expedia, Inc.	1,914	18,202
#	Family Dollar Stores, Inc.	18,800	505,908
*	Famous Dave’s of America, Inc.	1,300	5,447
	Finish Line, Inc. Class A	7,355	70,387
	Fisher Communications, Inc.	1,200	44,280
	Foot Locker, Inc.	23,641	345,631
* #	Ford Motor Co.	247,157	541,274
	Fortune Brands, Inc.	20,376	777,141
* #	Fossil, Inc.	8,050	146,107
* #	Franklin Covey Co.	3,200	16,320
#	Fred’s, Inc.	6,917	84,733
*	Fuel Systems Solutions, Inc.	2,050	58,322
* #	Full House Resorts, Inc.	2,580	3,096
	Furniture Brands International, Inc.	6,530	37,156
*	GameStop Corp. Class A	12,397	339,554
*	GameTech International, Inc.	2,596	6,127
*	Gaming Partners International Corp.	800	5,432
* #	Gander Mountain Co.	3,564	7,235
#	Gap, Inc.	93,395	1,208,531
* #	Gaylord Entertainment Co.	6,537	139,957
#	General Motors Corp.	17,870	103,289
* #	Genesco, Inc.	3,250	80,632
* #	Gentek, Inc.	1,500	27,000
#	Gentex Corp.	11,646	111,685
	Genuine Parts Co.	22,030	866,880
*	G-III Apparel Group, Ltd.	2,538	35,050
*	Goodyear Tire & Rubber Co.	31,877	284,343
*	Gottschalks, Inc.	1,854	1,298
#	Gray Television, Inc.	500	250
#	Group 1 Automotive, Inc.	1,700	17,085
* #	GSI Commerce, Inc.	3,650	37,777
#	Guess?, Inc.	11,958	260,326
* #	Gymboree Corp.	3,100	80,166
	H&R Block, Inc.	44,240	872,413
* #	Hanesbrands, Inc.	12,487	218,148
#	Harley-Davidson, Inc.	31,900	780,912
#	Harman International Industries, Inc.	6,025	110,679
*	Harris Interactive, Inc.	5,923	6,871
#	Harte-Hanks, Inc.	3,064	21,509
*	Hartmarx Corp.	2,100	1,239
	Hasbro, Inc.	18,940	550,586
	Haverty Furniture Co., Inc.	2,800	27,552
*	Hawk Corp.	1,220	17,629
*	Hayes Lemmerz International, Inc.	11,758	15,638

4

	Hearst-Argyle Television, Inc.	7,532	112,829
*	Heelys, Inc.	2,000	7,020
* #	Helen of Troy, Ltd.	4,600	82,754
* #	Hibbett Sporting Goods, Inc.	3,587	63,884
#	Hillenbrand, Inc.	7,105	134,995
*	Hollywood Media Corp.	6,200	11,904
#	Home Depot, Inc.	224,000	5,284,160
	Hooker Furniture Corp.	1,600	14,576
*	Hot Topic, Inc.	7,425	48,114
*	HSN, Inc.	6,246	38,413
* #	Iconix Brand Group, Inc.	8,100	88,209
	Interactive Data Corp.	12,919	304,630
	Interface, Inc. Class A	5,100	35,955
#	International Game Technology	40,400	565,600
#	International Speedway Corp. Class A	2,275	71,412
* #	Interpublic Group of Companies, Inc.	46,266	240,121
*	Interstate Hotels & Resorts, Inc.	4,585	4,493
*	Interval Leisure Group, Inc.	3,110	22,579
* #	Isle of Capri Casinos, Inc.	700	3,563
* #	ITT Educational Services, Inc.	5,400	473,310
	J. Alexander’s Corp.	800	3,880
* #	J. Crew Group, Inc.	7,920	160,380
	J.C. Penney Co., Inc.	20,900	499,928
* #	Jack in the Box, Inc.	6,050	121,605
#	Jackson Hewitt Tax Service, Inc.	3,800	52,364
* #	JAKKS Pacific, Inc.	3,600	80,532
* #	Jarden Corp.	10,757	191,475
*	Jo-Ann Stores, Inc.	3,773	72,291
	Johnson Controls, Inc.	69,569	1,233,458
	Johnson Outdoors, Inc.	1,287	10,759
	Jones Apparel Group, Inc.	11,955	132,820
* #	Jos. A. Bank Clothiers, Inc.	2,806	71,469
	Journal Communications, Inc. Class A	1,700	4,250
	Kenneth Cole Productions, Inc. Class A	1,100	14,608
	Kimball International, Inc. Class B	2,500	18,625
* #	Knology, Inc.	5,200	25,168
* #	Kohl’s Corp.	40,560	1,424,873
*	Kona Grill, Inc.	800	2,032
* #	Krispy Kreme Doughnuts, Inc.	8,470	23,377
#	KSW, Inc.	208	986
#	K-Swiss, Inc. Class A	2,800	42,364
*	Lakeland Industries, Inc.	1,000	9,930
* #	Lakes Entertainment, Inc.	3,500	15,050
* #	Lamar Advertising Co.	4,600	69,782
#	Landry’s Restaurants, Inc.	400	5,020
* #	Las Vegas Sands Corp.	41,500	588,885
*	Lazare Kaplan International, Inc.	1,363	9,814
#	La-Z-Boy, Inc.	4,198	24,264
*	LeapFrog Enterprises, Inc.	4,500	30,375
*	Lear Corp.	4,340	8,723
#	Lee Enterprises, Inc.	4,900	12,250
#	Leggett & Platt, Inc.	21,977	381,521
#	Lennar Corp. Class A	26,900	208,206
#	Libbey, Inc.	2,370	8,674
*	Liberty Global, Inc. Class A	6,144	101,315

5

*	Liberty Global, Inc. Class B	95	1,567
*	Liberty Global, Inc. Series C	20,767	335,595
*	Liberty Media Corp. - Entertainment Class A	64,072	1,031,559
*	Liberty Media Corp. - Entertainment Class B	2,074	31,628
*	Liberty Media Holding Corp. Capital Class A	17,273	117,629
*	Liberty Media Holding Corp. Capital Class B	95	709
*	Liberty Media Holding Corp. Interactive Class A	81,295	396,720
*	Liberty Media Holding Corp. Interactive Class B	400	1,944
* #	Life Time Fitness, Inc.	2,830	53,883
#	Lifetime Brands, Inc.	1,363	6,679
#	Limited Brands, Inc.	45,250	542,095
*	LIN TV Corp.	160	274
*	Lincoln Educational Services	2,920	42,223
* #	Live Nation, Inc.	12,241	137,711
	Liz Claiborne, Inc.	6,400	52,160
* #	LKQ Corp.	13,089	149,738
*	Lodgian, Inc.	3,193	16,284
#	Lowe’s Companies, Inc.	113,990	2,473,583
*	Luby’s, Inc.	3,749	18,145
#	M/I Homes, Inc.	2,200	29,942
	Macy’s, Inc.	37,800	464,562
*	Maidenform Brands, Inc.	1,300	14,274
#	Marine Products Corp.	4,772	29,539
* #	MarineMax, Inc.	135	313
	Marriott International, Inc. Class A	27,800	580,186
* #	Martha Stewart Living Omnimedia, Inc.	3,700	19,351
* #	Marvel Entertainment, Inc.	11,000	354,090
	Mattel, Inc.	35,195	528,629
	Matthews International Corp. Class A	3,000	133,890
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,390	11,687
	McDonald’s Corp.	148,159	8,582,851
	McGraw-Hill Companies, Inc.	27,900	748,836
	MDC Holdings, Inc.	3,274	110,105
#	Media General, Inc. Class A	3,100	23,653
* #	Mediacom Communications Corp.	9,700	43,068
#	Meredith Corp.	1,240	24,019
* #	Meritage Homes Corp.	4,880	67,002
* #	MGM Mirage	26,500	436,190
*	Midas, Inc.	1,070	13,942
	Modine Manufacturing Co.	2,300	17,020
* #	Mohawk Industries, Inc.	4,954	239,675
#	Monaco Coach Corp.	3,300	7,260
*	Monarch Casino & Resort, Inc.	1,452	12,937
	Monro Muffler Brake, Inc.	3,488	75,097
* #	Morgans Hotel Group	3,430	16,327
* #	Morningstar, Inc.	4,900	183,456
*	Morton’s Restaurant Group, Inc.	2,690	9,307
*	Mothers Work, Inc.	1,400	12,292
	Movado Group, Inc.	2,580	39,242
*	MTR Gaming Group, Inc.	2,500	6,700
* #	Multimedia Games, Inc.	1,800	5,436
*	Nathan’s Famous, Inc.	1,109	17,433
	National CineMedia, Inc.	10,100	81,810
	National Presto Industries, Inc.	1,200	79,500
#	Nautilus Group, Inc.	4,700	11,468

6

*	Navarre Corp.	100	92
* #	Netflix, Inc.	6,300	155,988
	New Frontier Media, Inc.	2,900	5,568
*	New Motion, Inc.	857	1,525
*	New York & Co., Inc.	8,519	24,024
#	Newell Rubbermaid, Inc.	25,090	344,987
	News Corp. Class A	248,687	2,646,030
	News Corp. Class B	85,100	903,762
#	NIKE, Inc. Class B	36,481	2,102,400
	Nobility Homes, Inc.	35	409
#	Noble International, Ltd.	100	160
#	Nordstrom, Inc.	28,500	515,565
#	Nutri/System, Inc.	1,800	25,470
* #	NVR, Inc.	600	294,126
*	Office Depot, Inc.	8,500	30,600
	OfficeMax, Inc.	7,800	62,790
	Omnicom Group, Inc.	39,600	1,169,784
#	Orleans Homebuilders, Inc.	2,145	6,585
	O’Charleys, Inc.	2,600	19,500
* #	O’Reilly Automotive, Inc.	16,744	453,930
* #	Outdoor Channel Holdings, Inc.	3,807	30,456
* #	Overstock.com, Inc.	2,830	35,120
	Oxford Industries, Inc.	2,300	30,981
* #	P.F. Chang’s China Bistro, Inc.	2,335	47,774
*	Pacific Sunwear of California, Inc.	5,270	18,023
* #	Palm Harbor Homes, Inc.	3,379	29,059
* #	Panera Bread Co.	3,000	135,360
* #	Papa John’s International, Inc.	3,800	85,728
*	PC Mall, Inc.	2,400	10,752
*	Penn National Gaming, Inc.	9,320	179,503
	Pennichuck Corp.	600	12,846
#	Penske Automotive Group, Inc.	14,060	115,151
*	Perry Ellis International, Inc.	2,700	26,433
*	PetMed Express, Inc.	3,200	56,512
	PetSmart, Inc.	17,080	336,305
#	Phillips-Van Heusen Corp.	5,491	134,584
* #	Pinnacle Entertainment, Inc.	6,948	38,909
* #	Playboy Enterprises, Inc. Class B	3,500	8,645
* #	PokerTek, Inc.	1,089	2,287
#	Polaris Industries, Inc.	3,048	102,626
	Polo Ralph Lauren Corp.	6,200	292,454
*	Pomeroy IT Solutions, Inc.	300	780
#	Pool Corp.	5,225	90,967
* #	Premier Exhibitions, Inc.	3,700	3,811
#	Pre-Paid Legal Services, Inc.	1,300	51,324
* #	Priceline.com, Inc.	4,893	257,519
* #	Princeton Review, Inc.	4,559	25,394
#	Pulte Homes, Inc.	27,700	308,578
*	QEP Co., Inc.	500	1,785
*	Quiksilver, Inc.	20,390	52,810
#	RadioShack Corp.	15,700	198,762
*	Rainmaker Systems, Inc.	2,100	2,625
*	RC2 Corp.	1,800	22,860
#	RCN Corp.	4,889	31,534
*	Red Lion Hotels Corp.	2,934	8,127

7

* #	Red Robin Gourmet Burgers, Inc.	2,200	33,418
	Regis Corp.	6,164	76,249
* #	Rent-A-Center, Inc.	17,300	252,580
*	Rentrak Corp.	1,500	17,025
*	Retail Ventures, Inc.	1,700	3,502
* #	Rick’s Cabaret International, Inc.	1,400	8,848
#	Ross Stores, Inc.	18,040	589,728
#	Royal Caribbean Cruises, Ltd.	10,800	146,448
*	Rubio’s Restaurants, Inc.	1,297	5,681
#	Ruby Tuesday, Inc.	7,390	17,810
#	Russ Berrie & Co., Inc.	4,700	12,690
*	Ruth’s Hospitality Group, Inc.	525	1,202
#	Ryland Group, Inc.	4,100	77,039
*	Saga Communications, Inc. Class A	2,025	10,834
#	Saks, Inc.	13,700	82,200
	Salem Communications Corp.	1,348	1,415
* #	Sally Beauty Holdings, Inc.	23,250	118,110
#	Sauer-Danfoss, Inc.	6,800	69,700
	Scholastic Corp.	4,900	90,993
* #	Scientific Games Corp.	12,240	220,320
	Scripps Networks Interactive	4,340	123,256
	Sealy Corp.	3,100	10,013
* #	Sears Holdings Corp.	10,238	591,142
	Service Corp. International	24,497	169,029
	Sherwin-Williams Co.	15,900	904,869
	Shiloh Industries, Inc.	3,192	15,992
*	Shoe Carnival, Inc.	1,900	26,619
*	Shuffle Master, Inc.	450	1,737
	Sinclair Broadcast Group, Inc. Class A	7,800	25,194
* #	SIRIUS XM Radio, Inc.	95	32
*	Skechers U.S.A., Inc. Class A	1,800	24,444
	Skyline Corp.	1,300	28,106
* #	Smith & Wesson Holding Corp.	4,800	11,040
	Snap-On, Inc.	6,200	229,090
#	Sonic Automotive, Inc.	2,001	10,265
* #	Sonic Corp.	4,088	43,742
	Sotheby’s Class A	9,579	89,180
* #	Source Interlink Companies, Inc.	3,900	1,443
*	Spanish Broadcasting System, Inc.	1,145	263
	Spartan Motors, Inc.	3,375	15,491
	Speedway Motorsports, Inc.	1,013	16,157
*	Sport Chalet, Inc. Class A	1,591	2,498
#	Sport Supply Group, Inc.	2,378	19,095
	Stage Stores, Inc.	5,350	41,248
*	Stamps.com, Inc.	1,943	18,964
	Standard Motor Products, Inc.	1,900	7,999
	Standard Pacific Corp.	8,600	24,510
	Stanley Furniture, Inc.	600	5,904
	Staples, Inc.	90,450	1,757,443
*	Starbucks Corp.	92,600	1,215,838
#	Starwood Hotels & Resorts Worldwide, Inc.	23,987	540,667
*	Steinway Musical Instruments, Inc.	900	20,034
* #	Steven Madden, Ltd.	2,850	62,073
#	Stewart Enterprises, Inc.	12,500	64,625
* #	Stoneridge, Inc.	2,247	12,785

8

	Strattec Security Corp.	200	4,292
#	Strayer Education, Inc.	2,000	452,540
	Sturm Ruger & Co., Inc.	3,300	23,595
#	Superior Industries International, Inc.	3,494	49,964
	Superior Uniform Group, Inc.	162	1,618
#	Systemax, Inc.	5,400	76,464
#	Talbots, Inc.	5,870	57,585
	Tandy Brand Accessories, Inc.	800	1,928
*	Tandy Leather Factory, Inc.	663	1,525
	Target Corp.	86,628	3,475,515
*	Tarragon Corp.	571	74
	Tempur-Pedic International, Inc.	3,615	28,233
*	Tenneco Automotive, Inc.	6,700	32,897
* #	Texas Roadhouse, Inc.	5,800	40,716
* #	The Children’s Place Retail Stores, Inc.	3,940	131,714
*	The DIRECTV Group, Inc.	130,400	2,854,456
* #	The Dress Barn, Inc.	7,200	68,832
	The Marcus Corp.	2,000	28,060
	The Men’s Wearhouse, Inc.	3,535	54,050
#	The New York Times Co. Class A	8,640	86,400
#	The Pep Boys - Manny, Moe & Jack	3,400	16,388
	The Stanley Works	10,657	348,910
* #	The Steak n Shake Co.	700	3,605
	The TJX Companies, Inc.	55,150	1,475,814
* #	The Walking Co Holdings, Inc.	1,483	5,309
*	The Wet Seal, Inc. Class A	6,605	19,419
* #	thinkorswim Group, Inc.	7,200	57,600
#	Thor Industries, Inc.	5,000	89,500
*	Ticketmaster	5,023	48,623
#	Tiffany & Co.	15,129	415,291
* #	Timberland Co. Class A	6,600	79,860
	Time Warner, Inc.	475,309	4,795,868
*	TiVo, Inc.	9,700	66,639
*	Toll Brothers, Inc.	16,530	382,174
*	Town Sports International Holdings, Inc.	3,678	9,158
* #	Tractor Supply Co.	5,131	213,244
* #	True Religion Apparel, Inc.	3,400	56,950
*	TRW Automotive Holdings Corp.	14,300	90,376
*	Tuesday Morning Corp.	3,200	7,168
	Tupperware Corp.	5,700	144,210
*	Tween Brands, Inc.	3,500	29,820
	Tyco Electronics, Ltd.	41,900	814,536
* #	Under Armour, Inc. Class A	2,300	59,800
* #	Unifi, Inc.	9,550	45,840
	Unifirst Corp.	2,025	66,076
*	Universal Electronics, Inc.	1,600	33,808
* #	Universal Technical Institute, Inc.	3,500	57,750
* #	Urban Outfitters, Inc.	21,273	462,475
	V.F. Corp.	8,050	443,555
* #	Vail Resorts, Inc.	5,378	178,872
* #	Valassis Communications, Inc.	7,048	31,293
	Value Line, Inc.	400	15,420
*	ValueVision Media, Inc. Class A	3,967	2,737
* #	VCG Holding Corp.	2,400	5,808
* #	Viacom, Inc. Class A	4,721	101,265

9

*	Viacom, Inc. Class B	51,566	1,042,665
	Virco Manufacturing Corp.	1,855	5,083
	Visteon Corp.	700	483
* #	Volcom, Inc.	2,019	26,106
	WABCO Holdings, Inc.	9,093	167,038
*	Warnaco Group, Inc.	6,139	183,004
#	Warner Music Group Corp.	21,166	87,627
	Washington Post Co.	1,019	434,909
#	Weight Watchers International, Inc.	9,700	303,416
* #	Wendy’s/Arby’s Group, Inc.	37,818	136,901
	Whirlpool Corp.	6,775	316,054
	Wiley (John) & Sons, Inc. Class A	5,132	178,491
*	Williams Controls, Inc.	800	9,600
	Williams-Sonoma, Inc.	13,900	115,092
*	Winmark Corp.	300	4,509
#	Winnebago Industries, Inc.	3,500	20,790
* #	WMS Industries, Inc.	5,183	129,575
#	Wolverine World Wide, Inc.	3,950	92,825
* #	Woodbridge Holdings Corp.	326	251
#	World Wrestling Entertainment, Inc.	3,100	44,144
*	WPT Enterprises, Inc.	1,676	637
	Wyndham Worldwide Corp.	21,691	177,649
#	Wynn Resorts, Ltd.	13,750	830,500
	Xerium Technologies, Inc.	5,500	21,395
	Yum! Brands, Inc.	47,317	1,372,666
* #	Zale Corp.	5,700	97,242
* #	Zumiez, Inc.	3,500	34,160
Total Consumer Discretionary			115,190,654

Consumer Staples — (11.0%)
#	Alberto-Culver Co.	12,700	326,771
	Alico, Inc.	1,200	47,268
* #	Alliance One International, Inc.	3,300	11,022
	Altria Group, Inc.	274,215	5,262,186
	American Italian Pasta Co.	22	280
#	Andersons, Inc.	2,800	74,564
#	Anheuser-Busch Companies, Inc.	89,297	5,539,093
	Archer-Daniels-Midland Co.	83,310	1,727,016
	Avon Products, Inc.	55,660	1,382,038
	B&G Foods, Inc.	1,100	4,103
* #	Bare Escentuals, Inc.	12,300	51,414
* #	BJ’s Wholesale Club, Inc.	8,300	292,160
* #	Boston Beer Co., Inc. Class A	1,400	52,906
	Brown-Forman Corp. Class A	8,170	367,650
	Brown-Forman Corp. Class B	12,911	586,171
#	Calavo Growers, Inc.	1,800	18,270
#	Cal-Maine Foods, Inc.	3,200	94,048
#	Campbell Soup Co.	49,340	1,872,453
* #	Caribou Coffee Co.	1,200	2,136
	Casey’s General Stores, Inc.	8,190	247,338
	CCA Industries, Inc.	600	2,700
*	Central European Distribution Corp.	6,195	178,354
*	Central Garden & Pet Co.	2,800	9,464
*	Central Garden & Pet Co. Class A	9,029	28,712
* #	Chattem, Inc.	2,700	204,309

10

#	Chiquita Brands International, Inc.	3,900	53,235
#	Church & Dwight Co., Inc.	8,866	523,892
	Clorox Co.	17,952	1,091,661
	Coca-Cola Co.	232,336	10,236,724
	Coca-Cola Enterprises, Inc.	55,744	560,227
	Colgate-Palmolive Co.	66,328	4,162,745
* #	Collective Brands, Inc.	8,500	108,715
	ConAgra, Inc.	67,299	1,172,349
*	Constellation Brands, Inc. Class A	22,000	275,880
	Corn Products International, Inc.	10,895	264,966
	Costco Wholesale Corp.	55,110	3,141,821
*	Cuisine Solutions, Inc.	1,464	3,675
	CVS Caremark Corp.	159,881	4,900,353
*	Darling International, Inc.	8,700	65,598
*	Dean Foods Co.	20,085	439,058
	Del Monte Foods Co.	30,150	190,246
#	Diamond Foods, Inc.	2,435	71,175
* #	Elizabeth Arden, Inc.	3,500	60,515
*	Energizer Holdings, Inc.	7,600	371,336
#	Estee Lauder Companies, Inc.	15,700	565,828
	Farmer Brothers Co.	2,399	57,576
#	Flowers Foods, Inc.	12,658	375,310
	General Mills, Inc.	44,755	3,031,704
#	Great Atlantic & Pacific Tea, Inc.	7,751	64,101
* #	Green Mountain Coffee, Inc.	3,191	92,507
* #	Hain Celestial Group, Inc.	4,326	100,536
*	Hansen Natural Corp.	3,224	81,632
	Heinz (H.J.) Co.	41,030	1,797,935
	Hormel Foods Corp.	17,730	501,050
	Imperial Sugar Co.	800	9,472
	Ingles Market, Inc. Class A	1,288	24,034
*	Integrated Biopharma, Inc.	800	344
#	Inter Parfums, Inc.	3,152	36,752
#	J & J Snack Foods Corp.	2,891	90,662
#	J.M. Smucker Co.	7,676	342,043
	Kellogg Co.	49,370	2,489,235
	Kimberly-Clark Corp.	24,000	1,470,960
	Kraft Foods, Inc.	199,324	5,808,301
	Lancaster Colony Corp.	2,188	69,010
#	Lance, Inc.	4,400	91,036
* #	Lifeway Foods, Inc.	2,400	24,000
	Lorillard, Inc.	13,652	899,121
#	Mannatech, Inc.	2,370	9,504
* #	Maui Land & Pineapple Co., Inc.	1,400	21,700
	McCormick & Co., Inc.	15,700	528,462
	McCormick & Co., Inc. Voting Common Stock	607	20,104
*	Medifast, Inc.	3,000	16,200
	MGP Ingredients, Inc.	2,000	3,040
	Molson Coors Brewing Co.	21,758	812,879
	Nash-Finch Co.	1,700	67,031
* #	National Beverage Corp.	5,976	54,740
*	Natural Alternatives International, Inc.	1,000	6,280
*	NBTY, Inc.	6,800	158,916
#	Nu Skin Enterprises, Inc. Class A	5,394	69,529
	Oil-Dri Corp. of America	641	10,609

11

*	Omega Protein Corp.	2,400	17,712
*	Overhill Farms, Inc.	2,000	8,900
*	Pantry, Inc.	1,900	41,838
* #	Parlux Fragrances, Inc.	3,044	9,832
*	Peet’s Coffee & Tea, Inc.	1,500	33,690
	PepsiAmericas, Inc.	10,400	196,872
	PepsiCo, Inc.	202,294	11,532,781
	Philip Morris International, Inc.	272,205	11,832,751
#	Pilgrim’s Pride Corp.	7,845	8,629
*	Prestige Brands Holdings, Inc.	5,080	35,103
	PriceSmart, Inc.	3,522	52,478
	Procter & Gamble Co.	402,270	25,962,506
	Ralcorp Holdings, Inc.	4,895	331,294
#	Reddy Ice Holdings, Inc.	500	1,330
#	Reliv’ International, Inc.	1,707	8,945
	Reynolds American, Inc.	38,010	1,860,970
* #	Rite Aid Corp.	37,951	18,975
#	Rocky Mountain Chocolate Factory, Inc.	1,050	7,413
#	Ruddick Corp.	6,730	192,747
#	Safeway, Inc.	44,640	949,493
#	Sanderson Farms, Inc.	1,550	48,391
*	Sanfilippo (John B.) & Son, Inc.	1,596	11,507
	Sara Lee Corp.	91,982	1,028,359
* #	Smart Balance, Inc.	5,034	36,043
* #	Smithfield Foods, Inc.	13,903	146,260
#	Spartan Stores, Inc.	3,059	82,562
* #	Star Scientific, Inc.	6,300	20,034
	SUPERVALU, Inc.	30,714	437,367
	Sysco Corp.	77,380	2,027,356
	Tasty Baking Co.	100	438
	The Hershey Co.	21,080	785,019
	The Kroger Co.	85,038	2,335,143
#	Tootsie Roll Industries, Inc.	5,332	132,607
*	TreeHouse Foods, Inc.	5,030	152,208
	Tyson Foods, Inc. Class A	38,416	335,756
* #	United Natural Foods, Inc.	6,700	149,678
	United-Guardian, Inc.	600	5,412
#	Universal Corp.	3,300	130,647
* #	USANA Health Services, Inc.	2,500	94,850
	UST, Inc.	19,200	1,297,728
#	Vector Group, Ltd.	8,539	145,590
	Walgreen Co.	111,700	2,843,882
	Wal-Mart Stores, Inc.	514,522	28,715,473
	WD-40 Co.	2,300	66,930
	Weis Markets, Inc.	3,821	123,953
#	Whole Foods Market, Inc.	7,863	84,291
*	Winn-Dixie Stores, Inc.	4,700	70,594
Total Consumer Staples			160,291,077

Energy — (10.4%)
* #	Abraxas Petroleum Corp.	137	301
	Adams Resources & Energy, Inc.	600	11,160
*	Allis-Chalmers Energy, Inc.	5,031	34,010
* #	Alpha Natural Resources, Inc.	8,770	313,703
*	American Oil & Gas, Inc.	1,608	2,894

12

	Anadarko Petroleum Corp.	43,409	1,532,338
	Apache Corp.	44,015	3,623,755
#	Arch Coal, Inc.	18,460	395,229
* #	Arena Resources, Inc.	4,020	122,530
	Atlas America, Inc.	5,971	136,796
*	ATP Oil & Gas Corp.	4,800	57,792
* #	Atwood Oceanics, Inc.	6,000	164,880
* #	Aventine Renewable Energy Holdings, Inc.	1,200	2,340
	Baker Hughes, Inc.	40,515	1,415,999
*	Basic Energy Services, Inc.	5,700	77,976
#	Berry Petroleum Corp. Class A	5,940	138,402
*	Bill Barret Corp.	6,320	128,928
#	BJ Services Co.	37,697	484,406
* #	Bolt Technology Corp.	1,050	8,515
*	Boots & Coots International Well Control, Inc.	3,370	5,796
* #	BPZ Resources, Inc.	7,540	74,646
*	Brigham Exploration Co.	5,300	41,552
* #	Bristow Group, Inc.	3,556	88,082
*	Bronco Drilling Co., Inc.	2,900	22,388
	Cabot Oil & Gas Corp.	12,695	356,349
* #	Cal Dive International, Inc.	15,297	130,177
*	Callon Petroleum Co.	3,000	30,960
* #	Cameron International Corp.	28,071	681,002
	CARBO Ceramics, Inc.	3,190	138,031
* #	Carrizo Oil & Gas, Inc.	4,100	95,899
	Chesapeake Energy Corp.	75,717	1,663,502
	Chevron Corp.	222,550	16,602,230
	Cimarex Energy Co.	11,793	477,145
*	Clayton Williams Energy, Inc.	1,100	53,273
* #	CNX Gas Corp.	20,798	525,981
*	Complete Production Services, Inc.	10,259	127,109
* #	Comstock Resources, Inc.	6,100	301,462
	ConocoPhillips	200,788	10,444,992
	CONSOL Energy, Inc.	23,570	739,862
*	Contango Oil & Gas Co.	2,300	126,500
*	CREDO Petroleum Corp.	1,676	14,665
#	Crosstex Energy, Inc.	5,736	58,565
* #	Crusader Energy Group, Inc.	25,006	50,012
*	Dawson Geophysical Co.	1,100	26,983
* #	Delta Petroleum Corp.	13,483	126,740
* #	Denbury Resources, Inc.	32,280	410,279
	Devon Energy Corp.	57,435	4,644,194
#	Diamond Offshore Drilling, Inc.	18,285	1,623,708
* #	Dresser-Rand Group, Inc.	10,930	244,832
* #	Dril-Quip, Inc.	5,650	139,555
	El Paso Corp.	47,954	465,154
*	Encore Acquisition Co.	7,425	231,289
*	Energy Partners, Ltd.	4,434	19,155
#	ENSCO International, Inc.	19,061	724,509
	EOG Resources, Inc.	31,706	2,565,650
*	Evolution Petroleum Corp.	4,053	6,606
*	EXCO Resources, Inc.	23,850	219,181
* #	Exterran Holdings, Inc.	4,839	108,442
	Exxon Mobil Corp.	693,180	51,378,502
* #	FMC Technologies, Inc.	14,282	499,727

13

* #	Forest Oil Corp.	13,067	381,687
#	Foundation Coal Holdings, Inc.	5,900	122,484
#	Frontier Oil Corp.	12,717	167,992
* #	FX Energy, Inc.	6,300	30,807
* #	Gasco Energy, Inc.	500	400
*	Geokinetics, Inc.	1,200	6,840
* #	Geomet, Inc.	6,549	19,320
* #	GeoResources, Inc.	2,107	31,479
* #	GMX Resources, Inc.	2,300	86,825
* #	Goodrich Petroleum Corp.	5,000	138,800
* #	Grey Wolf, Inc.	16,910	108,562
	Gulf Island Fabrication, Inc.	2,000	39,420
*	Gulfmark Offshore, Inc.	2,200	81,400
* #	Gulfport Energy Corp.	6,700	47,235
#	Halliburton Co.	113,661	2,249,351
* #	Harvest Natural Resources, Inc.	4,500	38,205
* #	Helix Energy Solutions Group, Inc.	12,706	134,175
	Helmerich & Payne, Inc.	14,221	487,923
*	Hercules Offshore, Inc.	12,200	88,938
	Hess Corp.	42,810	2,577,590
*	HKN, Inc.	1,800	9,396
	Holly Corp.	6,200	121,706
*	Hornbeck Offshore Services, Inc.	3,800	90,440
* #	Hyperdynamics Corp.	2,661	2,688
* #	International Coal Group, Inc.	22,000	102,960
* #	James River Coal Co.	3,190	61,312
*	Key Energy Group, Inc.	18,690	115,878
*	Kodiak Oil & Gas Corp.	12,100	9,075
#	Lufkin Industries, Inc.	2,010	105,163
	Marathon Oil Corp.	79,794	2,322,005
* #	Mariner Energy, Inc.	4,836	69,590
#	Massey Energy Co.	10,460	241,521
* #	Matrix Service Co.	3,900	47,775
* #	McMoran Exploration Co.	8,500	120,615
*	Meridian Resource Corp.	14,936	17,774
*	Mitcham Industries, Inc.	1,600	8,736
	Murphy Oil Corp.	25,798	1,306,411
*	NATCO Group, Inc. Class A	2,630	55,598
* #	National Coal Corp.	4,300	18,447
* #	National-Oilwell, Inc.	54,027	1,614,867
*	Natural Gas Services Group	1,600	21,200
*	Newfield Exploration Co.	18,389	422,579
*	Newpark Resources, Inc.	13,622	78,326
#	Noble Corp.	20,820	670,612
	Noble Energy, Inc.	23,261	1,205,385
* #	Northern Oil & Gas, Inc.	3,400	18,530
	Occidental Petroleum Corp.	107,379	5,963,830
* #	Oceaneering International, Inc.	7,569	213,219
*	Oil States International, Inc.	6,919	160,036
*	OMNI Energy Services Corp.	4,100	9,225
	Overseas Shipholding Group, Inc.	4,700	176,626
*	Pacific Ethanol, Inc.	2,142	1,928
#	Panhandle Royalty Co.	1,200	30,000
*	Parallel Petroleum Corp.	5,265	21,113
*	Parker Drilling Co.	16,694	85,473

14

	Patterson-UTI Energy, Inc.	20,295	269,315
	Peabody Energy Corp.	19,010	656,035
	Penn Virginia Corp.	5,900	219,303
*	Petrohawk Energy Corp.	26,304	498,461
*	Petroleum Development Corp.	2,200	45,562
* #	PetroQuest Energy, Inc.	7,300	72,635
*	PHI, Inc. Non-Voting	1,871	39,254
* #	Pioneer Drilling Co.	7,865	60,875
	Pioneer Natural Resources Co.	16,781	467,015
*	Plains Exploration & Production Co.	16,335	460,647
* #	PowerSecure International, Inc.	3,200	12,320
*	Pride International, Inc.	24,627	462,741
*	Quest Resource Corp.	3,300	1,402
* #	Quicksilver Resources, Inc.	20,266	212,185
	Range Resources Corp.	20,096	848,453
	Rowan Companies, Inc.	16,238	294,557
#	RPC, Inc.	13,700	145,083
#	Schlumberger, Ltd.	155,400	8,026,410
* #	SEACOR Holdings, Inc.	2,320	155,834
#	Smith International, Inc.	27,865	960,785
* #	Southwestern Energy Co.	39,568	1,409,412
	Spectra Energy Corp.	61,282	1,184,581
	St. Mary Land & Exploration Co.	8,600	214,054
*	Stone Energy Corp.	5,891	178,733
* #	SulphCo, Inc.	9,200	18,400
	Sunoco, Inc.	9,790	298,595
* #	Superior Energy Services, Inc.	11,021	234,968
* #	Superior Well Services, Inc.	3,117	52,210
*	Swift Energy Corp.	2,730	87,578
* #	T-3 Energy Services, Inc.	1,820	43,880
#	Tesoro Petroleum Corp.	13,200	127,644
* #	Teton Energy Corp.	700	1,057
* #	TETRA Technologies, Inc.	10,225	71,166
*	TGC Industries, Inc.	2,350	5,287
#	The Williams Companies, Inc.	45,290	949,731
	Tidewater, Inc.	7,160	312,248
* #	Toreador Resources Corp.	1,200	8,880
* #	Trico Marine Services, Inc.	2,200	19,800
* #	Tri-Valley Corp.	3,900	18,525
* #	TXCO Resources, Inc.	5,200	27,248
*	Union Drilling, Inc.	3,300	18,084
*	Unit Corp.	6,846	256,999
* #	VAALCO Energy, Inc.	7,100	37,630
	Valero Energy Corp.	64,194	1,321,113
* #	Venoco, Inc.	6,652	28,138
* #	VeraSun Energy Corp.	8,263	4,214
#	W&T Offshore, Inc.	11,133	213,420
* #	Warren Resources, Inc.	9,100	48,139
* #	Weatherford International, Ltd.	89,920	1,517,850
* #	Westmoreland Coal Co.	1,200	11,820
*	Whiting Petroleum Corp.	6,150	319,738
#	World Fuel Services Corp.	2,275	48,753
	XTO Energy, Inc.	64,901	2,333,191
Total Energy			152,628,070

15

Financials — (10.5%)
	1st Source Corp.	3,790	81,333
	21st Century Holding Co.	1,200	6,504
	Abington Bancorp, Inc.	3,523	36,463
#	Advance America, Cash Advance Centers, Inc.	9,200	24,656
	Advanta Corp. Class A	1,800	4,266
#	Advanta Corp. Class B	5,290	23,911
* #	Affiliated Managers Group, Inc.	5,456	253,049
	AFLAC, Inc.	51,119	2,263,549
* #	Allegheny Corp.	945	266,490
	Allstate Corp.	71,986	1,899,711
* #	Alphatec Holdings, Inc.	5,100	20,043
*	AmComp, Inc.	1,800	21,852
#	Amcore Financial, Inc.	1,017	4,729
	American Bancorp of New Jersey, Inc.	2,100	18,900
#	American Capital, Ltd.	18,950	266,247
	American Equity Investment Life Holding Co.	6,690	30,239
	American Express Co.	114,440	3,147,100
	American Financial Group, Inc.	16,600	377,318
	American National Insurance Co.	1,877	128,162
	American Physicians Capital, Inc.	900	36,819
	American River Bankshares	840	8,988
#	American West Bancorporation	2,033	2,460
* #	AmeriCredit Corp.	10,100	59,186
	Ameriprise Financial, Inc.	28,444	614,390
	Ameris Bancorp	1,900	20,976
*	Amerisafe, Inc.	2,988	51,513
* #	AmeriServe Financial, Inc.	2,100	5,166
	AmTrust Financial Services, Inc.	4,100	40,262
	Anchor Bancorp Wisconsin, Inc.	372	2,120
	AON Corp.	30,335	1,283,170
	Arrow Financial Corp.	1,596	41,480
#	Asset Acceptance Capital Corp.	4,197	34,038
	Associated Banc-Corp.	9,175	202,400
	Assurant, Inc.	13,645	347,675
#	ASTA Funding, Inc.	400	1,360
	Astoria Financial Corp.	12,090	229,952
	Atlantic Coast Federal Corp.	1,599	10,409
* #	B of I Holding, Inc.	900	4,140
#	BancFirst Corp.	2,300	115,920
#	BancorpSouth, Inc.	10,803	262,189
#	BancTrust Financial Group, Inc.	2,903	36,171
	Bank Mutual Corp.	7,500	86,475
	Bank of America Corp.	181,887	4,396,209
* #	Bank of Florida Corp.	1,400	8,540
	Bank of Granite Corp.	1,606	6,183
#	Bank of Hawaii Corp.	6,300	319,473
	Bank of New York Mellon Corp.	150,896	4,919,210
#	Bank of the Ozarks, Inc.	2,040	62,016
#	BankAtlantic Bancorp, Inc.	660	4,072
	BankFinancial Corp.	2,130	25,965
#	BankUnited Financial Corp. Class A	100	46
#	BB&T Corp.	68,853	2,468,380
	Benjamin Franklin Bancorp, Inc.	700	9,093
#	Berkshire Hills Bancorp, Inc.	1,568	40,815

16

	BGC Partners, Inc. Class A	4,778	19,542
#	BlackRock, Inc.	14,410	1,892,609
#	BOK Financial Corp.	8,929	427,163
#	Boston Private Financial Holdings, Inc.	80	707
* #	Broadpoint Securities Group, Inc.	10,695	31,550
	Brookline Bancorp, Inc.	8,400	98,280
#	Brooklyn Federal Bancorp, Inc.	100	1,450
#	Brown & Brown, Inc.	18,460	378,799
	Cadence Financial Corp.	1,800	13,500
	Camden National Corp.	900	26,325
#	Capital City Bank Group, Inc.	2,796	78,288
#	Capital Corp. of the West	1,400	3,220
	Capital One Financial Corp.	23,501	919,359
#	Capital Southwest Corp.	544	55,488
#	Capitol Bancorp, Ltd.	2,300	23,552
#	Capitol Federal Financial	10,389	483,192
	Cardinal Financial Corp.	4,100	25,584
	Cascade Financial Corp.	500	3,475
#	Cash America International, Inc.	3,335	117,959
#	Cathay General Bancorp	5,189	127,027
* #	CB Richard Ellis Group, Inc.	25,800	180,858
	Center Bancorp, Inc.	1,708	17,422
	Center Financial Corp.	2,200	22,660
*	Central Jersey Bancorp	1,260	8,618
	Central Pacific Financial Corp.	4,000	62,400
	Chemical Financial Corp.	3,399	89,292
	Chubb Corp.	34,086	1,766,337
	Cincinnati Financial Corp.	7,507	195,107
	Citigroup, Inc.	522,209	7,128,153
	Citizens Community Bancorp, Inc.	600	3,546
	Citizens First Bancorp, Inc.	500	1,475
#	Citizens Republic Bancorp, Inc.	7,514	22,166
* #	Citizens, Inc.	6,415	54,463
#	City Holding Co.	2,200	92,048
#	City National Corp.	6,300	337,239
#	Clifton Savings Bancorp, Inc.	4,183	45,595
	CME Group, Inc.	6,100	1,721,115
	CNA Financial Corp.	30,349	472,230
*	CNA Surety Corp.	7,600	105,260
#	CoBiz Financial, Inc.	2,100	24,444
#	Cohen & Steers, Inc.	3,700	67,229
	Columbia Banking System, Inc.	1,711	27,239
	Comerica, Inc.	8,373	231,011
*	Command Security Corp.	631	2,082
#	Commerce Bancshares, Inc.	9,059	428,310
* #	Community Bancorp	200	644
#	Community Bank System, Inc.	3,887	96,981
	Community Trust Bancorp, Inc.	2,090	69,764
#	Compass Diversified Holdings	4,512	55,046
* #	CompuCredit Corp.	5,700	14,706
*	Conseco, Inc.	14,495	26,961
	Consolidated-Tokoma Land Co.	600	22,140
*	Consumer Portfolio Services, Inc.	623	673
*	Core-Mark Holding Co., Inc.	1,200	23,724
#	Corus Bankshares, Inc.	7,139	15,706

17

*	Cowen Group, Inc.	600	4,242
*	Crescent Financial Corp.	1,840	9,844
	Cullen Frost Bankers, Inc.	8,320	465,670
#	CVB Financial Corp.	13,213	167,277
*	Dearborn Bancorp, Inc.	105	318
	Delphi Financial Group, Inc. Class A	5,020	79,065
* #	Diamond Hill Investment Group, Inc.	293	18,632
	Dime Community Bancshares	5,800	96,860
	Discover Financial Services	66,540	815,115
*	Dollar Financial Corp.	3,000	34,890
	Donegal Group, Inc. Class A	3,297	54,005
* #	E*TRADE Financial Corp.	9,300	16,926
#	East West Bancorp, Inc.	6,600	114,510
	Eastern Insurance Holdings, Inc.	1,500	14,085
#	Eaton Vance Corp.	11,370	250,140
#	EMC Insurance Group, Inc.	1,000	24,460
	Employers Holdings, Inc.	7,200	91,872
*	Encore Bancshares, Inc.	200	3,338
*	Encore Capital Group, Inc.	3,200	29,952
	Enterprise Financial Services Corp.	1,766	32,759
	Erie Indemnity Co.	6,894	256,388
#	ESSA Bancorp, Inc.	2,588	35,870
*	ExlService Holdings, Inc.	3,600	26,280
#	F.N.B. Corp.	4,253	55,714
	FBL Financial Group, Inc. Class A	3,582	62,542
* #	FCStone Group, Inc.	1,350	8,032
#	Federal Agriculture Mortgage Corp. Class C	300	1,740
	Federated Investors, Inc.	8,050	194,810
	Fidelity National Financial, Inc.	14,299	128,834
	Fidelity Southern Corp.	1,005	3,467
#	Fifth Third Bancorp	33,506	363,540
#	Financial Federal Corp.	3,950	91,442
*	First Acceptance Corp.	7,000	21,350
	First American Corp.	7,900	161,239
#	First Bancorp	2,300	40,250
#	First Busey Corp.	5,181	96,574
* #	First Cash Financial Services, Inc.	4,200	64,554
	First Citizens BancShares, Inc.	100	15,292
#	First Commonwealth Financial Corp.	11,190	123,761
#	First Community Bancshares, Inc.	1,500	46,950
	First Defiance Financial Corp.	2,382	23,939
	First Financial Bancorp	5,694	76,584
	First Financial Bankshares, Inc.	2,790	151,190
	First Financial Corp.	1,700	71,876
	First Financial Holdings, Inc.	400	8,680
#	First Horizon National Corp.	780	9,290
	First Merchants Corp.	1,745	38,407
*	First Mercury Financial Corp.	1,200	12,948
#	First Midwest Bancorp, Inc.	2,905	64,520
	First Niagara Financial Group, Inc.	16,396	258,565
	First Place Financial Corp.	1,100	7,557
* #	First Regional Bancorp	1,800	9,900
	First Security Group, Inc.	1,628	12,194
#	First South Bancorp, Inc.	1,991	27,974
#	First State Bancorporation	274	1,014

18

* #	FirstCity Financial Corp.	66	214
	FirstMerit Corp.	11,240	262,117
#	Flagstar Bancorp, Inc.	16,600	31,540
	Flushing Financial Corp.	2,428	37,755
	FNB United Corp.	1,207	7,761
#	Forest City Enterprises, Inc. Class A	6,004	71,388
	Forest City Enterprises, Inc. Class B	3,286	39,563
*	Forestar Real Estate Group, Inc.	100	875
* #	FPIC Insurance Group, Inc.	1,000	44,760
	Franklin Resources, Inc.	18,843	1,281,324
#	Frontier Financial Corp.	6,500	43,290
#	Fulton Financial Corp.	16,109	169,144
* #	GAINSCO, INC.	460	557
#	Gallagher (Arthur J.) & Co.	12,339	300,578
#	GAMCO Investors, Inc.	1,148	43,704
	Genworth Financial, Inc.	58,040	280,914
	German American Bancorp, Inc.	1,900	21,660
#	GFI Group, Inc.	14,400	46,224
#	Glacier Bancorp, Inc.	9,084	183,224
	Great Southern Bancorp, Inc.	483	5,144
#	Greene Bancshares, Inc.	2,000	39,500
#	Greenhill & Co., Inc.	3,500	230,895
#	Grubb & Ellis Co.	8,130	12,439
* #	Guaranty Bancorp	7,400	31,524
*	Hallmark Financial Services, Inc.	2,700	17,550
#	Hancock Holding Co.	4,300	189,888
#	Hanmi Financial Corp.	500	2,000
	Hanover Insurance Group, Inc.	6,830	268,077
	Harleysville Group, Inc.	4,195	132,478
	Harleysville National Corp.	4,447	61,680
* #	Harris & Harris Group, Inc.	3,800	19,000
	Hartford Financial Services Group, Inc.	38,430	396,598
	HCC Insurance Holdings, Inc.	13,725	302,773
#	Heartland Financial USA, Inc.	2,993	71,084
#	Heritage Commerce Corp.	490	6,341
	Heritage Financial Corp.	905	11,050
	Heritage Financial Group	1,785	17,663
*	HFF, Inc.	400	1,016
*	Hilltop Holdings, Inc.	8,100	76,140
	Home Bancshares, Inc.	2,684	69,891
	Home Federal Bancorp, Inc.	2,731	31,652
	HopFed Bancorp, Inc.	200	2,164
	Horace Mann Educators Corp.	2,800	22,288
#	Horizon Financial Corp.	483	2,903
*	HouseValues, Inc.	2,600	6,916
	Hudson City Bancorp, Inc.	74,066	1,393,181
	IBERIABANK Corp.	1,925	98,059
	Imperial Capital Bancorp, Inc.	300	1,548
	Independence Holding Co.	2,500	16,325
	Independent Bank Corp. (MA)	2,695	77,535
#	Independent Bank Corp. (MI)	1,000	3,670
	Infinity Property & Casualty Corp.	800	31,856
	Integra Bank Corp.	2,200	13,266
*	IntercontinentalExchange, Inc.	8,717	745,827
*	International Assets Holding Corp.	1,100	17,754

19

	International Bancshares Corp.	9,940	258,142
	Intervest Bancshares Corp.	754	4,509
*	Investment Technology Group, Inc.	6,054	123,562
*	Investors Bancorp, Inc.	16,500	236,940
#	Irwin Financial Corp.	2,000	4,400
	Janus Capital Group, Inc.	22,900	268,846
#	Jefferies Group, Inc.	21,260	336,546
	Jones Lang LaSalle, Inc.	4,200	138,264
	JPMorgan Chase & Co.	394,542	16,274,857
* #	KBW, Inc.	2,400	70,272
#	Kearny Financial Corp.	12,000	138,360
	KeyCorp	20,947	256,182
#	K-Fed Bancorp	1,491	12,539
*	Knight Capital Group, Inc.	13,900	200,994
	Lakeland Bancorp, Inc.	2,835	31,242
	Lakeland Financial Corp.	2,100	47,145
	LandAmerica Financial Group, Inc.	1,440	14,184
	Legacy Bancorp, Inc.	1,200	15,648
	Legg Mason, Inc.	11,695	259,512
#	Leucadia National Corp.	30,010	805,468
#	Life Partners Holdings, Inc.	1,800	72,324
	Lincoln National Corp.	31,237	538,526
*	Liquidity Services, Inc.	3,400	28,560
	LNB Bancorp, Inc.	840	5,846
	Loews Corp.	46,942	1,558,944
*	LoopNet, Inc.	3,700	28,009
#	M&T Bank Corp.	14,938	1,211,472
#	Macatawa Bank Corp.	4,110	20,591
#	MainSource Financial Group, Inc.	3,014	53,830
*	Markel Corp.	1,108	388,731
*	MarketAxess Holdings, Inc.	300	1,716
*	Marlin Business Services, Inc.	2,700	10,692
	Marsh & McLennan Companies, Inc.	68,765	2,016,190
	Marshall & Ilsley Corp.	15,917	286,984
#	Mastercard, Inc.	5,940	878,051
	MB Financial, Inc.	5,050	150,035
#	MBT Financial Corp.	1,485	6,519
	MCG Capital Corp.	1,871	1,534
	Meadowbrook Insurance Group, Inc.	5,317	28,021
	Medallion Financial Corp.	3,200	25,888
	Mercantile Bank Corp.	105	1,017
	Mercer Insurance Group, Inc.	1,116	14,636
	Merchants Bancshares, Inc.	894	19,275
#	Mercury General Corp.	8,016	411,782
* #	Meridian Interstate Bancorp, Inc.	100	970
	Merrill Lynch & Co., Inc.	29,592	550,115
	MetLife, Inc.	83,622	2,777,923
#	Midwest Banc Holdings, Inc.	4,200	12,642
	Moody’s Corp.	31,850	815,360
	Morgan Stanley	145,850	2,547,999
* #	Move, Inc.	1,158	1,945
#	Nara Bancorp, Inc.	3,000	33,000
#	National City Corp.	1	3
#	National Interstate Corp.	1,500	26,250
#	National Penn Bancshares, Inc.	11,537	195,437

20

	Nationwide Financial Services, Inc.	5,400	255,474
*	Navigators Group, Inc.	2,300	116,173
#	NBT Bancorp, Inc.	4,884	136,166
	Nelnet, Inc. Class A	6,240	91,291
	New England Bancshares, Inc.	1,000	9,455
	New Westfield Financial, Inc.	5,500	56,925
	New York Community Bancorp, Inc.	29,505	462,048
#	NewAlliance Bancshares, Inc.	16,500	227,700
	NewBridge Bancorp	1,600	6,032
* #	NewStar Financial, Inc.	2,600	14,066
*	Nexity Financial Corp.	300	450
	Northeast Community Bancorp, Inc.	1,876	14,530
	Northern Trust Corp.	27,600	1,554,156
	Northrim Bancorp, Inc.	600	7,914
	Northwest Bancorp, Inc.	7,000	185,500
	NYMAGIC, Inc.	400	6,980
	NYSE Euronext, Inc.	15,700	473,826
	OceanFirst Financial Corp.	1,926	31,952
* #	Ocwen Financial Corp.	8,900	59,630
	Odyssey Re Holdings Corp.	9,400	370,736
	Old National Bancorp	10,275	194,608
	Old Republic International Corp.	18,787	173,028
#	Old Second Bancorp, Inc.	1,800	24,300
	optionsXpress Holding, Inc.	4,150	73,704
* #	Oritani Financial Corp.	6,047	103,283
#	Pacific Capital Bancorp	6,533	128,308
	Pacific Mercantile Bancorp	1,525	6,405
#	Park National Corp.	2,100	152,775
#	Peapack-Gladstone Financial Corp.	1,170	37,475
* #	Pennsylvania Commerce Bancorp, Inc.	200	5,950
* #	Penson Worldwide, Inc.	3,900	27,846
	Peoples Bancorp, Inc.	1,397	26,753
	People’s United Financial, Inc.	46,083	806,452
*	Philadelphia Consolidated Holding Corp.	8,740	511,203
*	PICO Holdings, Inc.	2,641	66,131
* #	Pinnacle Financial Partners, Inc.	3,600	105,336
* #	Piper Jaffray Companies, Inc.	1,004	39,608
*	PMA Capital Corp. Class A	1,000	4,620
#	PMI Group, Inc.	1,614	4,019
#	PNC Financial Services Group, Inc.	45,559	3,037,419
* #	Portfolio Recovery Associates, Inc.	2,500	89,700
	Preferred Bank	500	3,495
	Presidential Life Corp.	1,100	10,318
	Principal Financial Group, Inc.	32,014	607,946
#	PrivateBancorp, Inc.	4,200	151,242
*	ProAssurance Corp.	4,300	236,285
#	Progressive Corp.	51,085	728,983
	Prosperity Bancshares, Inc.	6,800	225,828
	Protective Life Corp.	9,500	79,325
#	Provident Bankshares Corp.	4,186	44,665
	Provident Financial Holdings, Inc.	100	575
#	Provident Financial Services, Inc.	10,166	149,034
	Provident New York Bancorp	6,130	73,805
	Prudential Financial, Inc.	50,744	1,522,320
#	QC Holdings, Inc.	2,796	22,536

21

	Rainier Pacific Financial Group, Inc.	700	3,150
#	Raymond James Financial, Inc.	15,573	362,695
	Regions Financial Corp.	7,802	86,524
*	Reinsurance Group of America, Inc. Class A	5,400	201,636
*	Reinsurance Group of America, Inc. Class B	7,388	273,652
#	Renasant Corp.	3,700	77,552
#	Republic Bancorp, Inc. Class A	105	2,417
*	Republic First Bancorp, Inc.	1,100	8,800
	Resource America, Inc.	2,300	13,225
	Riverview Bancorp, Inc.	1,705	8,150
	RLI Corp.	3,330	191,109
#	Rockville Financial, Inc.	3,373	43,883
	Roma Financial Corp.	4,086	59,451
	Rome Bancorp, Inc.	597	6,027
#	S&T Bancorp, Inc.	4,332	147,721
#	S.Y. Bancorp, Inc.	2,030	55,906
	Safety Insurance Group, Inc.	2,500	94,975
	Sanders Morris Harris Group, Inc.	3,918	28,993
#	Sandy Spring Bancorp, Inc.	1,969	42,274
	SCBT Financial Corp.	1,583	53,648
	Schwab (Charles) Corp.	149,107	2,850,926
*	Seabright Insurance Holdings	1,460	15,272
#	Seacoast Banking Corp. of Florida	2,900	25,752
#	Security Bank Corp.	3,328	6,589
	SEI Investments Co.	17,968	317,674
	Selective Insurance Group, Inc.	7,200	171,000
	SI Financial Group, Inc.	1,500	10,425
* #	Signature Bank	4,100	133,578
#	Simmons First National Corp. Class A	1,872	58,069
* #	SLM Corp.	28,600	305,162
#	Smithtown Bancorp, Inc.	1,563	30,744
	Somerset Hills Bancorp	945	8,032
#	South Financial Group, Inc.	500	2,905
	Southern Community Financial Corp.	900	3,492
	Southside Bancshares, Inc.	1,707	41,122
	Southwest Bancorp, Inc.	2,300	33,304
* #	Sovereign Bancorp, Inc.	13,217	38,329
*	Specialty Underwriters’ Alliance, Inc.	792	2,756
	StanCorp Financial Group, Inc.	5,700	194,256
	State Auto Financial Corp.	5,240	138,022
#	State Bancorp, Inc.	2,047	26,079
#	State Street Corp.	37,884	1,642,271
	StellarOne Corp.	3,670	62,390
#	Sterling Bancorp	1,499	23,504
	Sterling Bancshares, Inc.	4,300	34,228
#	Sterling Financial Corp.	1,917	16,275
	Stewart Information Services Corp.	2,175	36,105
*	Stifel Financial Corp.	3,747	163,557
	Student Loan Corp.	1,558	56,867
#	Suffolk Bancorp	1,300	42,185
*	Sun American Bancorp	200	385
*	Sun Bancorp, Inc.	1,217	12,170
	SunTrust Banks, Inc.	11,452	459,683
* #	Superior Bancorp	975	5,392
	Susquehanna Bancshares, Inc.	5,742	88,944

22

* #	Susser Holdings Corp.	100	1,558
*	SVB Financial Group	4,500	231,525
	SWS Group, Inc.	3,900	72,384
	Synovus Financial Corp.	45,515	470,170
#	T. Rowe Price Group, Inc.	32,085	1,268,641
	Taylor Capital Group, Inc.	530	5,962
#	TCF Financial Corp.	16,896	299,735
* #	TD Ameritrade Holding Corp.	76,144	1,011,954
* #	Tejon Ranch Co.	1,671	48,559
#	Temecula Valley Bancorp, Inc.	700	2,415
*	Tennessee Commerce Bancorp, Inc.	700	7,154
* #	Texas Capital Bancshares, Inc.	4,203	75,024
	TFS Financial Corp.	43,340	566,454
*	The Bancorp, Inc.	1,500	5,610
#	The Colonial BancGroup, Inc.	1,200	4,908
	The Goldman Sachs Group, Inc.	50,490	4,670,325
*	The NASDAQ OMX Group, Inc.	15,930	517,088
#	The Phoenix Companies, Inc.	4,100	26,527
* #	The St. Joe Corp.	6,402	197,950
	The Travelers Companies, Inc.	78,310	3,332,090
	Thomas Properties Group, Inc.	2,051	14,254
* #	Thomas Weisel Partners Group, Inc.	1,950	10,959
#	TIB Financial Corp.	918	4,140
	Tompkins Financial Corp.	1,449	71,001
	Torchmark Corp.	11,728	489,879
#	Tower Group, Inc.	3,400	71,502
*	Tradestation Group, Inc.	3,740	29,284
	Transatlantic Holdings, Inc.	9,227	395,377
*	Tree.com, Inc.	1,041	2,821
	TriCo Bancshares	462	9,951
#	TrustCo Bank Corp.	10,000	121,700
#	Trustmark Corp.	8,049	165,165
#	U.S. Bancorp	232,680	6,936,191
#	UCBH Holdings, Inc.	3,000	15,840
#	UMB Financial Corp.	5,500	249,315
#	Umpqua Holdings Corp.	8,445	143,734
#	Union Bankshares Corp.	2,400	57,192
	United Bankshares, Inc.	6,100	194,590
#	United Community Banks, Inc.	3,375	44,280
	United Community Financial Corp.	4,500	21,105
	United Financial Bancorp, Inc.	2,642	36,988
#	United Fire & Casualty Co.	3,165	73,333
*	United PanAm Financial Corp.	1,873	3,278
#	United Security Bancshares	1,824	25,536
	United Western Bancorp, Inc.	1,300	14,755
#	Unitrin, Inc.	4,400	92,400
*	Universal American Corp.	10,371	91,783
	Universal Insurance Holdings, Inc.	1,586	4,250
	Univest Corp. of Pennsylvania	1,893	58,569
	Unum Group	44,438	699,898
#	Valley National Bancorp	17,993	341,867
#	ViewPoint Financial Group	4,000	68,000
	W. R. Berkley Corp.	23,280	611,566
	Wachovia Corp.	48,286	309,513
	Waddell & Reed Financial, Inc.	12,000	174,240

23

#	Washington Federal, Inc.	5,582	98,355
	Washington Trust Bancorp, Inc.	1,939	41,339
* #	Waterstone Financial, Inc.	3,531	29,131
	Webster Financial Corp.	2,185	40,510
	Wells Fargo & Co.	436,033	14,846,924
	Wesbanco, Inc.	2,764	75,126
	Wesco Financial Corp.	888	293,031
#	West Bancorporation	2,033	25,412
#	West Coast Bancorp	2,100	18,312
#	Westamerica Bancorporation	3,900	223,275
*	Western Alliance Bancorp	2,800	41,468
#	Westwood Holdings Group, Inc.	1,000	38,350
	White Mountains Insurance Group, Ltd.	1,497	515,716
#	Whitney Holding Corp.	2,900	55,100
*	Willis Group Holdings, Ltd.	72	1,889
	Willow Financial Bancorp, Inc.	2,570	22,230
#	Wilmington Trust Corp.	6,500	187,590
#	Wilshire Bancorp, Inc.	4,528	49,944
#	Wintrust Financial Corp.	2,950	75,520
* #	World Acceptance Corp.	1,800	33,264
#	Yadkin Valley Financial Corp.	1,900	28,291
	Zenith National Insurance Corp.	5,898	193,808
	Zions Bancorporation	5,501	209,643
*	ZipRealty, Inc.	3,331	9,627
Total Financials			153,201,079

Health Care — (12.3%)
*	A.D.A.M., Inc.	1,400	6,006
* #	Abaxis, Inc.	600	9,222
	Abbott Laboratories	203,035	11,197,380
* #	ABIOMED, Inc.	5,100	74,358
* #	Abraxis Bioscience, Inc.	419	26,539
* #	Acadia Pharmaceuticals, Inc.	5,263	10,000
*	Accelrys, Inc.	3,715	17,795
*	Accuray, Inc.	1,800	11,376
* #	Achillion Pharmaceuticals, Inc.	666	1,066
* #	Acorda Therapeutics, Inc.	5,600	114,240
*	Adolor Corp.	7,438	23,430
* #	Advanced Medical Optics, Inc.	8,762	54,062
	Aetna, Inc.	64,705	1,609,213
*	Affymax, Inc.	2,211	29,627
*	Air Methods Corp.	1,700	28,526
* #	Akorn, Inc.	7,642	23,767
*	Albany Molecular Research, Inc.	4,200	53,130
*	Alexion Pharmaceuticals, Inc.	11,700	476,775
* #	Alexza Pharmaceuticals, Inc.	4,200	11,970
* #	Align Technology, Inc.	2,600	18,018
* #	Alkermes, Inc.	12,770	126,168
#	Allergan, Inc.	36,810	1,460,253
*	Alliance Imaging, Inc.	7,800	63,570
*	Allied Healthcare International, Inc.	6,736	9,767
*	Allion Healthcare, Inc.	4,100	17,753
*	Allos Therapeutics, Inc.	10,300	75,293
#	Allscripts-Misys Healthcare Solutions, Inc.	9,300	60,450
*	Almost Family, Inc.	1,200	57,792

24

* #	Alnylam Pharmaceuticals, Inc.	5,800	133,400
	Alpharma, Inc. Class A	6,600	206,646
* #	AMAG Pharmaceuticals, Inc.	1,600	48,928
* #	Amedisys, Inc.	3,934	221,917
*	America Services Group, Inc.	1,200	10,524
*	American Caresource Holding, Inc.	2,740	20,550
*	American Dental Partners, Inc.	2,134	18,630
*	American Medical Systems Holdings, Inc.	8,100	87,642
* #	AMERIGROUP Corp.	7,500	187,500
	AmerisourceBergen Corp.	16,430	513,766
*	Amgen, Inc.	139,670	8,364,836
*	AMICAS, Inc.	5,700	10,545
*	AMN Healthcare Services, Inc.	3,400	30,566
* #	Amsurg Corp.	5,146	128,341
* #	Amylin Pharmaceuticals, Inc.	17,507	178,746
*	Anadys Pharmaceuticals, Inc.	5,600	12,264
#	Analogic Corp.	1,341	59,219
* #	Anesiva, Inc.	2,735	1,997
*	AngioDynamics, Inc.	2,250	28,350
*	Anika Therapeutics, Inc.	1,588	9,576
	Applied Biosystems, Inc.	22,300	687,509
* #	Ardea Biosciences, Inc.	2,300	23,345
* #	Arena Pharmaceuticals, Inc.	4,661	17,152
* #	Ariad Pharmaceuticals, Inc.	7,800	15,522
*	Arqule, Inc.	6,233	17,203
* #	Array BioPharma, Inc.	3,100	15,252
* #	ArthroCare Corp.	2,100	43,638
* #	Aspect Medical Systems, Inc.	1,900	6,270
*	Assisted Living Concepts, Inc.	6,979	34,686
*	AtriCure, Inc.	2,483	16,065
*	ATS Medical, Inc.	9,006	23,866
* #	Auxilium Pharmaceuticals, Inc.	5,698	111,966
* #	Avalon Pharmaceuticals, Inc.	2,575	979
* #	Avigen, Inc.	5,692	3,415
	Bard (C.R.), Inc.	13,430	1,185,197
*	Barr Laboratories, Inc.	14,325	920,524
	Baxter International, Inc.	81,721	4,943,303
	Beckman Coulter, Inc.	3,800	189,696
	Becton Dickinson & Co.	19,500	1,353,300
* #	BioCryst Pharmaceuticals, Inc.	4,597	7,355
* #	Biogen Idec, Inc.	20,875	888,231
*	Bio-Imaging Technologies, Inc.	2,162	8,778
* #	BioLase Technology, Inc.	1,000	1,740
* #	BioMarin Pharmaceutical, Inc.	11,250	206,100
* #	BioMimetic Therapeutics, Inc.	600	4,908
* #	Bio-Rad Laboratories, Inc. Class A	3,713	317,016
*	Bio-Reference Laboratories, Inc.	1,800	44,262
* #	BioSante Pharmaceuticals, Inc.	3,800	12,274
*	BioScrip, Inc.	5,400	16,200
* #	BioSphere Medical, Inc.	2,293	6,076
* #	Boston Scientific Corp.	198,070	1,788,572
* #	Bovie Medical Corp.	2,444	15,519
	Bristol-Myers Squibb Co.	262,340	5,391,087
#	Brookdale Senior Living, Inc.	3,994	34,428
*	Bruker BioSciences Corp.	23,142	94,651

25

* #	BSD Medical Corp.	2,800	14,280
*	Cadence Pharmaceuticals, Inc.	4,900	31,997
* #	Caliper Life Sciences, Inc.	6,874	9,624
	Cambrex Corp.	980	4,410
*	Candela Corp.	1,938	1,298
*	Cantel Medical Corp.	2,444	23,462
*	Capital Senior Living Corp.	4,900	22,001
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	39,663
*	Cardiac Science Corp.	3,085	28,783
* #	Cardica, Inc.	2,000	10,860
	Cardinal Health, Inc.	43,752	1,671,326
* #	Cardium Therapeutics, Inc.	3,800	3,325
*	CAS Medical Systems, Inc.	1,900	7,087
*	Catalyst Health Solutions, Inc.	4,821	81,330
*	Celera Corp.	12,100	136,851
* #	Celgene Corp.	59,990	3,854,957
* #	Celldex Therapeutics, Inc.	2,100	16,275
* #	Centene Corp.	6,100	114,924
* #	Cephalon, Inc.	9,195	659,465
* #	Cepheid, Inc.	4,900	58,163
* #	Cerner Corp.	10,300	383,469
*	Cerus Corp.	600	1,098
* #	Charles River Laboratories International, Inc.	7,735	277,145
#	Chemed Corp.	1,700	74,443
	Cigna Corp.	37,100	604,730
* #	Cleveland Biolabs, Inc.	1,800	5,490
* #	Clinical Data, Inc.	2,058	22,638
* #	Columbia Laboratories, Inc.	6,900	10,833
* #	CombiMatrix Corp.	1,107	6,996
*	Community Health Systems, Inc.	13,921	285,380
#	Computer Programs & Systems, Inc.	1,753	48,541
* #	Conceptus, Inc.	3,000	48,600
* #	CONMED Corp.	4,485	117,507
*	Continucare Corp.	6,400	15,104
#	Cooper Companies, Inc.	5,365	88,415
*	Corvel Corp.	1,750	46,935
* #	Covance, Inc.	8,539	426,950
*	Coventry Health Care, Inc.	10,609	139,933
* #	CPEX Pharmaceuticals, Inc.	330	3,844
*	Cross Country Healthcare, Inc.	4,000	45,280
*	CryoLife, Inc.	4,000	53,600
*	Cubist Pharmaceuticals, Inc.	7,490	190,171
*	Cutera, Inc.	450	3,829
* #	CV Therapeutics, Inc.	8,500	79,305
* #	Cyberonics, Inc.	1,600	20,384
* #	Cyclacel Pharmaceuticals, Inc.	2,000	920
*	Cynosure, Inc. Class A	1,468	12,860
* #	Cypress Bioscience, Inc.	3,400	18,496
*	Cytokinetics, Inc.	7,194	20,503
* #	Cytori Therapeutics, Inc.	4,500	18,000
	Datascope Corp.	2,428	121,813
*	DaVita, Inc.	14,170	804,147
* #	Dendreon Corp.	7,651	37,643
#	DENTSPLY International, Inc.	19,441	590,618
*	DepoMed, Inc.	6,600	14,256

26

* #	Dexcom, Inc.	4,400	19,888
*	Dialysis Corp. of America	2,100	15,981
*	Digirad Corp.	1,500	1,260
* #	Dionex Corp.	1,850	99,585
*	Durect Corp.	2,500	10,275
* #	DUSA Pharmaceuticals, Inc.	1,900	2,071
* #	Dyax Corp.	6,400	21,440
* #	Dynavax Technologies Corp.	4,171	1,251
* #	Eclipsys Corp.	4,800	71,280
* #	Edwards Lifesciences Corp.	7,600	401,584
	Eli Lilly & Co.	128,655	4,351,112
*	Emergency Medical Services Corp. Class A	1,900	62,434
* #	Emergent Biosolutions, Inc.	3,579	64,458
* #	Emeritus Corp.	3,218	37,104
* #	Emisphere Technologies, Inc.	1,634	1,993
*	Encision, Inc.	100	120
* #	Endo Pharmaceuticals Holdings, Inc.	11,953	221,130
*	Endologix, Inc.	4,600	9,522
* #	Enzo Biochem, Inc.	5,466	31,539
* #	Enzon Pharmaceuticals, Inc.	917	4,557
*	EPIX Pharmaceuticals, Inc.	3,281	1,181
* #	eResearch Technology, Inc.	7,000	45,220
*	etrials Worldwide, Inc.	1,900	2,090
* #	ev3, Inc.	15,128	97,878
* #	Evotec AG Sponsored ADR	183	472
* #	Exact Sciences Corp.	985	502
*	Exactech, Inc.	1,795	36,259
* #	Exelixis, Inc.	14,600	50,224
*	Express Scripts, Inc.	32,655	1,979,220
* #	Five Star Quality Care, Inc.	4,430	8,683
*	Forest Laboratories, Inc.	18,998	441,324
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	20,411
*	Genentech, Inc.	134,500	11,155,430
* #	Genomic Health, Inc.	2,000	36,860
* #	Gen-Probe, Inc.	6,930	326,126
*	Gentiva Health Services, Inc.	4,577	124,266
* #	GenVec, Inc.	1,250	1,237
*	Genzyme Corp.	35,868	2,614,060
* #	Geron Corp.	7,000	27,860
*	Gilead Sciences, Inc.	121,368	5,564,723
*	Greatbatch, Inc.	1,300	28,275
* #	GTx, Inc.	3,360	47,443
* #	Haemonetics Corp.	3,700	218,522
* #	Halozyme Therapeutics, Inc.	10,170	48,714
*	Hanger Orthopedic Group, Inc.	1,000	16,660
*	Harvard Bioscience, Inc.	5,989	18,566
*	Health Grades, Inc.	1,961	4,216
* #	Health Management Associates, Inc.	32,900	69,090
*	Health Net, Inc.	11,700	150,696
* #	HEALTHSOUTH Corp.	6,810	85,397
*	HealthSpring, Inc.	9,300	153,636
* #	HealthStream, Inc.	2,809	6,320
*	HealthTronics, Inc.	6,495	12,600
*	Healthways, Inc.	4,400	44,440
* #	Henry Schein, Inc.	11,720	548,613

27

#	Hill-Rom Holdings, Inc.	9,105	207,230
* #	Hi-Tech Pharmacal Co., Inc.	1,600	11,664
* #	HLTH Corp.	18,400	152,536
* #	HMS Holdings Corp.	2,900	71,833
* #	Hologic, Inc.	20,064	245,583
*	Home Diagnostics, Inc.	3,161	27,532
	Hooper Holmes, Inc.	200	130
* #	Hospira, Inc.	21,420	595,904
* #	Human Genome Sciences, Inc.	4,100	13,243
*	Humana, Inc.	22,030	651,868
*	Hythiam, Inc.	1,400	896
* #	iBioPharma, Inc.	800	672
*	ICU Medical, Inc.	2,150	68,864
* #	Idenix Pharmaceuticals, Inc.	6,900	38,088
* #	Idera Pharmaceuticals, Inc.	1,993	19,372
* #	IDEXX Laboratories, Inc.	6,962	244,993
*	IDM Pharma, Inc.	4,306	7,062
*	I-Flow Corp.	3,800	21,432
* #	Illumina, Inc.	17,482	538,970
*	ImClone Systems, Inc.	11,378	782,351
* #	Immucor, Inc.	9,425	250,234
* #	ImmunoGen, Inc.	6,184	28,632
* #	Immunomedics, Inc.	1,394	2,091
	IMS Health, Inc.	12,625	181,042
* #	Incyte Corp.	12,800	53,120
* #	Infinity Pharmaceuticals, Inc.	2,600	12,298
* #	Inspire Pharmaceuticals, Inc.	8,100	29,646
* #	Integra LifeSciences Holdings	3,691	138,560
*	IntegraMed America, Inc.	1,494	7,709
*	Interleukin Genetics, Inc.	300	144
* #	InterMune, Inc.	3,100	45,663
*	Intuitive Surgical, Inc.	4,452	769,261
#	Invacare Corp.	4,800	87,312
*	InVentiv Health, Inc.	5,000	47,350
* #	Inverness Medical Innovations, Inc.	7,857	150,462
*	Invitrogen Corp.	11,968	344,559
*	Iridex Corp.	150	342
*	IRIS International, Inc.	2,600	28,990
* #	Isis Pharmaceuticals, Inc.	10,843	152,453
*	ISTA Pharmaceuticals, Inc.	3,277	2,294
* #	Javelin Pharmaceuticals, Inc.	5,600	7,952
	Johnson & Johnson	370,621	22,733,892
* #	Kendle International, Inc.	1,600	28,912
* #	Kensey Nash Corp.	843	21,404
* #	Kindred Healthcare, Inc.	5,200	75,348
*	Kinetic Concepts, Inc.	4,470	108,219
*	King Pharmaceuticals, Inc.	17,140	150,661
* #	K-V Pharmaceutical Co. Class A	3,850	65,450
*	La Jolla Pharmaceutical Co.	5,000	4,600
* #	Laboratory Corp. of America Holdings	14,900	916,201
#	Landauer, Inc.	1,220	65,953
*	Langer, Inc.	1,656	1,225
* #	Lannet Co., Inc.	3,087	8,798
#	LCA-Vision, Inc.	2,150	7,353
* #	Lexicon Pharmaceuticals, Inc.	7,880	12,372

28

* #	LHC Group, Inc.	2,663	93,951
* #	LifePoint Hospitals, Inc.	6,922	165,920
* #	Ligand Pharmaceuticals, Inc. Class B	11,196	23,176
* #	Lincare Holdings, Inc.	10,072	265,397
* #	Luminex Corp.	5,624	104,888
*	Magellan Health Services, Inc.	5,365	198,183
* #	Mannkind Corp.	3,700	13,912
	Martek Biosciences Corp.	5,300	158,099
*	Matrixx Initiatives, Inc.	2,000	32,780
*	Maxygen, Inc.	2,553	10,697
	McKesson Corp.	25,510	938,513
* #	Medarex, Inc.	7,268	51,094
*	MedCath Corp.	1,848	28,496
*	Medco Health Solutions, Inc.	65,500	2,485,725
*	Medical Action Industries, Inc.	1,162	13,363
*	Medical Staffing Network Holdings, Inc.	3,954	1,700
* #	MediciNova, Inc.	940	2,129
#	Medicis Pharmaceutical Corp. Class A	4,000	57,080
* #	Medivation, Inc.	3,090	57,999
*	MEDTOX Scientific, Inc.	1,300	12,805
	Medtronic, Inc.	146,630	5,913,588
#	Mentor Corp.	2,000	33,800
	Merck & Co., Inc.	183,000	5,663,850
#	Meridian Bioscience, Inc.	4,528	111,298
* #	Merit Medical Systems, Inc.	3,511	64,251
*	Metabasis Therapeutics, Inc.	2,900	2,610
* #	Metabolix, Inc.	3,000	28,110
*	Metropolitan Health Networks, Inc.	1,125	2,250
* #	Micromet, Inc.	6,715	27,867
*	Micrus Endovascular Corp.	1,780	21,004
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	12,555
* #	Millipore Corp.	5,417	281,088
* #	Minrad International, Inc.	5,300	3,922
* #	Molecular Insight Pharmaceuticals, Inc.	6,230	31,150
* #	Molina Healthcare, Inc.	1,100	24,497
*	Momenta Pharmaceuticals, Inc.	5,300	48,283
*	MTS Medication Technologies	820	3,239
* #	MWI Veterinary Supply, Inc.	1,200	41,556
* #	Mylan, Inc.	18,725	160,473
*	Myriad Genetics, Inc.	6,200	391,158
*	Nabi Biopharmaceuticals	6,800	26,656
#	National Healthcare Corp.	1,384	56,758
	National Research Corp.	200	5,726
* #	Natus Medical, Inc.	4,000	61,200
* #	Nektar Therapeutics	6,218	34,386
* #	Neogen Corp.	1,950	57,466
* #	Neurocrine Biosciences, Inc.	5,300	21,889
* #	Neurometric, Inc.	1,300	1,690
*	Nighthawk Radiology Holdings, Inc.	3,700	16,983
*	NMT Medical, Inc.	900	981
*	Novacea, Inc.	1,476	1,963
* #	NovaMed, Inc.	3,861	13,668
* #	Novavax, Inc.	3,165	7,121
*	Noven Pharmaceuticals, Inc.	2,900	32,625
*	NPS Pharmaceuticals, Inc.	5,995	41,965

29

*	Nutraceutical International Corp.	1,559	14,265
* #	NuVasive, Inc.	4,730	222,736
* #	NxStage Medical, Inc.	4,300	17,458
*	Obagi Medical Products, Inc.	2,100	17,472
*	Odyssey Healthcare, Inc.	5,550	53,224
	Omnicare, Inc.	17,240	475,307
*	Omnicell, Inc.	5,000	54,900
* #	Omrix Biopharmaceuticals, Inc.	2,100	36,393
*	Onyx Pharmaceuticals, Inc.	5,800	156,484
* #	Optimer Pharmaceuticals, Inc.	3,500	14,525
*	OraSure Technologies, Inc.	5,500	25,355
* #	Orchid Cellmark, Inc.	4,500	5,310
*	OSI Pharmaceuticals, Inc.	7,900	299,805
* #	Osiris Therapeutics, Inc.	4,200	63,714
*	Osteotech, Inc.	3,115	9,937
	Owens & Minor, Inc.	5,300	229,331
* #	OxiGENE, Inc.	3,847	3,193
* #	Pain Therapeutics, Inc.	5,300	48,442
* #	Palomar Medical Technologies, Inc.	406	4,645
*	Par Pharmaceutical Cos, Inc.	2,400	24,000
* #	Parexel International Corp.	6,287	65,385
* #	Patterson Companies, Inc.	14,540	368,298
*	PDI, Inc.	1,874	9,089
#	PDL BioPharma, Inc.	14,116	137,631
*	Pediatrix Medical Group, Inc.	4,800	185,520
* #	Penwest Pharmaceuticals Co.	3,000	3,750
	PerkinElmer, Inc.	16,160	289,910
#	Perrigo Co.	12,967	440,878
	Pfizer, Inc.	647,643	11,469,758
#	Pharmaceutical Products Development Service, Inc.	12,686	393,012
* #	Pharmacopia, Inc.	1,719	1,547
*	Pharmanet Development Group, Inc.	2,550	4,080
*	Phase Forward, Inc.	5,193	74,104
* #	PHC, Inc.	4,100	8,159
* #	Poniard Pharmaceuticals, Inc.	2,887	9,065
* #	Pozen, Inc.	2,100	12,957
* #	Progenics Pharmaceuticals, Inc.	3,900	39,039
*	Prospect Medical Holdings, Inc.	1,583	3,799
* #	ProxyMed, Inc.	300	1
* #	PSS World Medical, Inc.	9,005	163,351
* #	Psychiatric Solutions, Inc.	7,300	243,017
*	QuadraMed Corp.	680	4,046
	Quest Diagnostics, Inc.	26,370	1,234,116
* #	Quidel Corp.	3,570	56,442
* #	Quigley Corp.	1,100	4,026
* #	RadNet, Inc.	4,336	14,916
*	Regeneration Technologies, Inc.	8,524	25,998
* #	Regeneron Pharmaceuticals, Inc.	10,400	200,720
*	RehabCare Group, Inc.	2,800	47,964
*	Repligen Corp.	4,899	19,645
* #	Repros Therapeutics, Inc.	2,053	16,096
*	Res-Care, Inc.	5,000	77,050
* #	ResMed, Inc.	6,100	208,986
* #	Rigel Pharmaceuticals, Inc.	4,900	42,679
*	Rochester Medical Corp.	1,592	19,900

30

* #	Rockwell Medical Technologies, Inc.	1,400	3,556
* #	Salix Pharmaceuticals, Ltd.	8,300	76,360
* #	Sangamo BioSciences, Inc.	5,500	42,955
* #	Savient Pharmaceuticals, Inc.	7,600	36,176
	Schering-Plough Corp.	213,093	3,087,718
* #	Seattle Genetics, Inc.	11,020	113,286
* #	Senomyx, Inc.	359	897
*	SenoRx, Inc.	800	2,112
* #	Sepracor, Inc.	7,000	93,240
* #	Sequenom, Inc.	7,037	126,666
* #	Sirona Dental Systems, Inc.	4,150	66,275
*	Somanetics Corp.	1,600	30,000
* #	Somaxon Pharmaceuticals, Inc.	3,535	3,464
*	Sonic Innovations, Inc.	2,250	3,802
* #	SonoSite, Inc.	1,500	31,605
*	Spectranetics Corp.	4,200	12,600
* #	Spectrum Pharmaceuticals, Inc.	1,600	2,880
*	St. Jude Medical, Inc.	44,966	1,710,057
* #	STAAR Surgical Co.	3,869	9,518
* #	Stereotaxis, Inc.	1,600	6,448
#	Steris Corp.	8,200	279,128
*	Strategic Diagnostics, Inc.	3,491	4,643
#	Stryker Corp.	54,660	2,922,124
* #	Sun Healthcare Group, Inc.	5,300	60,844
*	SunLink Health Systems, Inc.	100	222
* #	Sunrise Senior Living, Inc.	3,098	9,356
* #	SuperGen, Inc.	7,300	9,052
* #	SurModics, Inc.	1,500	39,750
* #	Symmetry Medical, Inc.	3,610	46,641
*	Synovis Life Technologies, Inc.	1,700	29,733
* #	Synta Pharmaceuticals Corp.	3,900	27,612
*	Targacept, Inc.	2,827	16,736
	Techne Corp.	5,233	361,182
* #	Telik, Inc.	369	89
*	Tenet Healthcare Corp.	39,700	173,886
* #	The Medicines Co.	7,600	132,468
*	Theragenics Corp.	4,707	9,179
* #	Theravance, Inc.	6,800	46,104
*	Thermage, Inc.	2,300	4,416
*	Thermo Fisher Scientific, Inc.	53,164	2,158,458
*	Thoratec Corp.	7,860	193,513
*	TorreyPines Therapeutics, Inc.	700	238
*	Transcend Services, Inc.	800	9,040
#	Trimeris, Inc.	2,800	9,156
* #	Triple-S Management Corp.	800	8,168
*	U.S. Physical Therapy, Inc.	2,200	30,536
* #	United Therapeutics Corp.	3,080	268,668
	UnitedHealth Group, Inc.	157,234	3,731,163
#	Universal Health Services, Inc.	6,600	277,464
* #	Uroplasty, Inc.	1,745	2,530
	Utah Medical Products, Inc.	276	7,251
#	Valeant Pharmaceuticals International	12,065	226,460
* #	Varian Medical Systems, Inc.	16,830	765,933
*	Varian, Inc.	2,300	84,755
*	Vascular Solutions, Inc.	2,000	18,820

31

* #	VCA Antech, Inc.	11,400	206,340
*	Vertex Pharmaceuticals, Inc.	19,300	505,853
* #	Vical, Inc.	6,307	10,343
* #	ViroPharma, Inc.	10,700	134,178
* #	Vital Images, Inc.	1,500	19,575
*	Vivus, Inc.	10,500	63,945
* #	VNUS Medical Technologies	2,100	32,403
* #	Volcano Corp.	6,670	103,718
*	Waters Corp.	12,530	548,814
*	Watson Pharmaceuticals, Inc.	10,740	281,066
*	WellPoint, Inc.	41,346	1,607,119
#	West Pharmaceutical Services, Inc.	2,795	111,576
* #	Wright Medical Group, Inc.	5,411	125,427
	Wyeth	178,504	5,744,259
* #	XenoPort, Inc.	3,400	141,474
* #	XOMA, Ltd.	1,388	1,735
	Young Innovations, Inc.	1,500	25,500
*	Zimmer Holdings, Inc.	19,546	907,521
* #	Zoll Medical Corp.	2,700	65,016
* #	Zymogenetics, Inc.	2,400	7,680
Total Health Care			179,177,492

Industrials — (9.7%)
* #	3-D Systems Corp.	1,819	19,773
	3M Co.	92,711	5,961,317
*	A. T. Cross Co. Class A	1,445	7,658
	A.O. Smith Corp.	3,420	107,901
#	AAON, Inc.	1,450	23,910
* #	AAR Corp.	2,200	35,178
	ABM Industries, Inc.	5,300	86,549
*	ACCO Brands Corp.	7,618	21,483
	Aceto Corp.	1,500	12,525
#	Actuant Corp.	7,140	128,020
#	Acuity Brands, Inc.	4,482	156,691
	Administaff, Inc.	1,800	35,982
*	Aerosonic Corp.	100	126
* #	AeroVironment, Inc.	2,700	96,984
*	AGCO Corp.	10,100	318,352
* #	AirTran Holdings, Inc.	11,500	47,035
	Alamo Group, Inc.	689	8,668
* #	Alaska Air Group, Inc.	1,716	42,385
	Albany International Corp. Class A	2,700	39,312
	Alexander & Baldwin, Inc.	4,100	130,790
* #	Allegiant Travel Co.	2,300	91,609
* #	Alliant Techsystems, Inc.	4,250	350,200
* #	Allied Defense Group, Inc.	700	5,075
*	Allied Waste Industries, Inc.	61,477	640,590
*	Altra Holdings, Inc.	4,400	39,336
* #	Amerco, Inc.	3,000	135,780
	American Ecology Corp.	2,112	37,044
#	American Railcar Industries, Inc.	3,464	38,520
* #	American Reprographics Co.	5,845	62,191
#	American Science & Engineering, Inc.	1,100	69,190
* #	American Superconductor Corp.	5,654	70,732
#	American Woodmark Corp.	2,014	37,340

32

	Ameron International Corp.	1,400	65,800
#	Ametek, Inc.	13,945	463,671
	Ampco-Pittsburgh Corp.	1,291	30,519
* #	AMR Corp.	24,000	245,040
* #	AMREP Corp.	966	29,086
*	APAC Customer Services, Inc.	1,700	2,533
	Apogee Enterprises, Inc.	4,400	43,384
	Applied Industrial Technologies, Inc.	2,475	49,970
	Applied Signal Technologies, Inc.	2,100	37,632
* #	Argan, Inc.	1,600	18,992
*	Argon ST, Inc.	3,600	75,096
	Arkansas Best Corp.	1,530	44,661
*	Astec Industries, Inc.	2,760	70,159
* #	Astronics Corp.	1,037	12,962
* #	Astronics Corp. Class B	259	3,126
* #	Atlas Air Worldwide Holding, Inc.	3,465	66,944
	Avery Dennison Corp.	10,561	369,846
*	Avis Budget Group, Inc.	1,996	3,273
* #	Axsys Technologies, Inc.	1,500	99,045
* #	AZZ, Inc.	1,630	47,563
	B.F. Goodrich Co.	16,640	608,358
#	Badger Meter, Inc.	1,600	40,320
*	Baker (Michael) Corp.	1,199	28,572
#	Baldor Electric Co.	6,070	106,589
*	Baldwin Technology Co., Inc. Class A	2,368	4,689
#	Barnes Group, Inc.	6,609	95,897
	Barrett Business Services, Inc.	970	10,670
*	BE Aerospace, Inc.	11,600	149,292
* #	Beacon Roofing Supply, Inc.	6,890	94,255
#	Belden, Inc.	4,800	100,032
* #	Blount International, Inc.	4,348	37,784
#	BlueLinx Holdings, Inc.	4,700	12,643
	Boeing Co.	88,610	4,631,645
#	Brady Co. Class A	7,420	230,020
#	Briggs & Stratton Corp.	4,076	64,238
*	BTU International, Inc.	1,200	5,952
	Bucyrus International, Inc.	9,758	235,461
* #	Builders FirstSource, Inc.	3,800	14,440
	Burlington Northern Santa Fe Corp.	44,695	3,980,537
#	C&D Technologies, Inc.	4,600	16,100
	C.H. Robinson Worldwide, Inc.	15,600	807,768
* #	Cano Petroleum, Inc.	3,700	2,146
* #	Capstone Turbine Corp.	22,255	30,044
#	Carlisle Companies, Inc.	5,700	132,525
#	Cascade Corp.	1,095	36,146
*	Casella Waste Systems, Inc. Class A	1,900	9,576
	Caterpillar, Inc.	81,110	3,095,969
* #	CBIZ, Inc.	9,300	75,330
	CDI Corp.	2,700	35,100
*	CECO Environmental Corp.	176	493
*	Celadon Group, Inc.	2,050	21,915
* #	Cenveo, Inc.	6,400	30,912
* #	Ceradyne, Inc.	3,775	88,713
* #	Chart Industries, Inc.	3,800	51,756
	Chase Corp.	1,500	21,870

33

	Cintas Corp.	8,210	194,577
	CIRCOR International, Inc.	2,604	79,813
#	CLAROC, Inc.	6,625	234,459
* #	Clean Harbors, Inc.	3,100	203,267
* #	Coleman Cable, Inc.	1,700	11,832
*	Columbus McKinnon Corp.	2,800	39,312
#	Comfort Systems USA, Inc.	4,929	45,988
*	Commercial Vehicle Group, Inc.	3,000	3,990
*	COMSYS IT Partners, Inc.	2,400	14,592
*	Consolidated Graphics, Inc.	1,600	20,816
* #	Continental Airlines, Inc.	10,600	200,552
	Con-way, Inc.	6,170	210,027
#	Cooper Industries, Ltd.	21,316	659,730
* #	Copart, Inc.	10,099	352,455
* #	Cornell Companies, Inc.	2,700	61,479
#	Corporate Executive Board Co.	2,190	65,328
* #	Corrections Corp. of America	13,100	250,341
* #	CoStar Group, Inc.	2,386	85,944
* #	Covanta Holding Corp.	21,610	465,912
*	Covenant Transport Group Class A	100	209
*	CPI Aerostructures, Inc.	541	3,625
* #	CRA International, Inc.	900	24,354
	Crane Co.	8,540	139,800
	CSX Corp.	53,700	2,455,164
#	Cubic Corp.	2,800	62,300
	Cummins, Inc.	24,000	620,400
	Curtiss-Wright Corp.	4,855	179,150
	Danaher Corp.	43,030	2,549,097
	Deere & Co.	55,668	2,146,558
* #	Delta Air Lines, Inc.	14,700	161,406
	Deluxe Corp.	4,600	55,936
	Diamond Management & Technology Consultants, Inc.	3,100	12,338
* #	Document Securities Systems, Inc.	1,600	2,240
* #	Dollar Thrifty Automotive Group, Inc.	1,600	2,592
	Donaldson Co., Inc.	9,000	316,350
* #	Double Eagle Petroleum Co.	1,642	13,251
#	Dover Corp.	24,100	765,657
	Ducommun, Inc.	1,100	22,209
*	DXP Enterprises, Inc.	1,800	25,128
*	Dynamex, Inc.	1,600	39,056
	Dynamic Materials Corp.	1,400	26,600
* #	DynCorp International, Inc. Class A	5,380	71,124
#	Eagle Bulk Shipping, Inc.	6,545	65,254
*	Eagle Test Systems, Inc.	3,200	48,448
#	Eastern Co.	600	7,050
	Eaton Corp.	13,160	586,936
	Electro Rent Corp.	2,590	31,054
* #	EMCOR Group, Inc.	8,730	155,132
	Emerson Electric Co.	100,092	3,276,011
#	Encore Wire Corp.	2,256	43,248
* #	Ener1, Inc.	10,546	82,575
* #	Energy Conversion Devices, Inc.	6,000	204,840
* #	Energy Focus, Inc.	2,200	5,280
* #	EnerSys Inc.	2,900	38,338
*	ENGlobal Corp.	3,900	17,121

34

	Ennis, Inc.	2,300	27,071
* #	EnPro Industries, Inc.	3,176	70,539
	Equifax, Inc.	8,469	220,872
* #	ESCO Technologies, Inc.	3,676	126,822
*	Esterline Technologies Corp.	4,515	162,766
* #	Evergreen Solar, Inc.	19,000	72,010
*	Exide Technologies	10,005	47,524
#	Expeditors International of Washington, Inc.	18,466	602,915
*	Exponent, Inc.	2,100	61,803
#	Fastenal Co.	13,506	543,752
	Federal Signal Corp.	7,198	61,255
	FedEx Corp.	24,070	1,573,456
*	First Advantage Corp.	700	7,651
* #	First Solar, Inc.	16,890	2,427,093
* #	Flanders Corp.	3,983	24,695
*	Flow International Corp.	5,297	20,340
#	Flowserve Corp.	7,700	438,284
#	Fluor Corp.	20,006	798,840
	Forward Air Corp.	2,601	68,068
*	Foster Wheeler, Ltd.	16,900	463,060
#	Franklin Electric Co., Inc.	3,100	130,696
	Freightcar America, Inc.	1,800	46,998
* #	FTI Consulting, Inc.	6,825	397,556
* #	Fuel Tech, Inc.	2,600	30,550
* #	FuelCell Energy, Inc.	5,444	26,022
* #	Furmanite Corp.	4,200	33,600
	G & K Services, Inc. Class A	1,900	42,921
*	Gardner Denver Machinery, Inc.	7,691	197,043
	GATX Corp.	5,900	168,445
#	Genco Shipping & Trading, Ltd.	3,400	70,890
#	GenCorp, Inc.	6,646	32,565
* #	General Cable Corp.	7,130	121,780
	General Dynamics Corp.	37,206	2,244,266
	General Electric Co.	1,169,089	22,808,926
* #	Genesee & Wyoming, Inc.	3,920	130,732
* #	GeoEye, Inc.	2,626	56,827
* #	GeoPetro Resources Co.	3,000	3,750
*	Global Cash Access, Inc.	9,600	27,072
#	Gorman-Rupp Co.	2,308	72,587
*	GP Strategies Corp.	2,286	13,762
#	Graco, Inc.	6,325	156,417
* #	Graftech International, Ltd.	15,478	125,527
	Graham Corp.	2,000	42,000
	Granite Construction, Inc.	3,600	128,412
	Great Lakes Dredge & Dock Corp.	1,300	5,824
	Greenbrier Companies, Inc.	800	6,600
*	Griffon Corp.	5,556	46,893
	Hardinge, Inc.	2,830	19,725
#	Harsco Corp.	10,988	260,086
* #	Hawaiian Holdings, Inc.	5,600	39,200
#	Healthcare Services Group, Inc.	3,670	60,775
#	Heartland Express, Inc.	13,058	200,310
#	HEICO Corp.	1,800	69,246
	HEICO Corp. Class A	1,625	45,614
#	Heidrick & Struggles International, Inc.	1,700	41,021

35

#	Herman Miller, Inc.	7,130	156,860
* #	Hexcel Corp.	12,510	165,132
* #	Hill International, Inc.	5,900	37,052
#	Hi-Shear Technology Corp.	1,200	12,060
#	HNI Corp.	2,500	45,800
* #	Hoku Scientific, Inc.	2,500	12,375
	Honeywell International, Inc.	89,950	2,738,978
#	Houston Wire & Cable Co.	2,097	24,157
* #	HQ Sustainable Maritime Industries, Inc.	1,600	6,560
*	Hub Group, Inc. Class A	5,200	163,540
#	Hubbell, Inc. Class A	54	2,201
#	Hubbell, Inc. Class B	6,900	247,503
*	Hudson Highland Group, Inc.	3,781	19,812
* #	Hurco Companies, Inc.	900	20,250
* #	Huron Consulting Group, Inc.	2,750	149,518
*	Huttig Building Products, Inc.	500	555
*	ICT Group, Inc.	3,400	17,918
#	IDEX Corp.	10,315	239,102
* #	IHS, Inc.	5,417	191,708
*	II-VI, Inc.	3,818	107,248
	IKON Office Solutions, Inc.	15,764	271,614
#	Illinois Tool Works, Inc.	68,691	2,293,592
	Ingersoll-Rand Co., Ltd. Class A	5,336	98,449
* #	InnerWorkings, Inc.	3,760	26,132
#	Innovative Solutions & Support, Inc.	2,200	13,530
*	Insituform Technologies, Inc. Class A	2,300	30,889
#	Insteel Industries, Inc.	2,600	26,676
* #	Integrated Electrical Services, Inc.	2,000	24,460
* #	InterDigital, Inc.	6,400	139,392
* #	Interline Brands, Inc.	1,547	16,460
*	Intersections, Inc.	2,400	20,160
	ITT Industries, Inc.	24,685	1,098,483
#	J.B. Hunt Transport Services, Inc.	14,700	417,921
*	Jacobs Engineering Group, Inc.	16,323	594,647
* #	JetBlue Airways Corp.	36,000	199,800
#	John Bean Technologies Corp.	3,754	31,459
#	Joy Global, Inc.	14,315	414,849
*	Kadant, Inc.	900	14,796
	Kaman Corp. Class A	3,862	98,597
*	Kansas City Southern	12,165	375,534
#	Kaydon Corp.	3,016	100,765
#	KBR, Inc.	28,301	419,987
#	Kelly Services, Inc. Class A	4,011	57,117
*	Kenexa Corp.	3,000	26,730
	Kennametal, Inc.	11,145	236,497
*	Key Technology, Inc.	844	13,664
*	Kforce, Inc.	6,100	48,007
* #	Kirby Corp.	5,600	192,192
#	Knight Transportation, Inc.	9,066	144,149
	Knoll, Inc.	6,346	91,763
*	Korn/Ferry International	3,670	50,976
* #	K-Tron International, Inc.	458	43,047
	L-3 Communications Holdings, Inc.	16,522	1,341,091
*	LaBarge, Inc.	1,598	21,973
* #	Ladish Co., Inc.	1,000	17,030

36

	Landstar System, Inc.	4,900	189,091
	Lawson Products, Inc.	200	5,960
* #	Layne Christensen Co.	2,430	63,860
*	Learning Tree International, Inc.	1,992	25,398
*	LECG Corp.	4,066	19,517
#	Lennox International, Inc.	6,200	184,884
#	Lincoln Electric Holdings, Inc.	4,671	201,554
#	Lindsay Corp.	1,800	85,644
*	LMI Aerospace, Inc.	2,000	30,540
	Lockheed Martin Corp.	50,510	4,295,876
	LSI Industries, Inc.	2,625	20,606
*	Lydall, Inc.	600	3,990
* #	M&F Worldwide Corp.	2,000	46,100
*	Mac-Gray Corp.	600	4,554
*	Magnetek, Inc.	3,880	8,342
* #	Manitex International, Inc.	189	331
#	Manpower, Inc.	10,591	329,698
*	Marten Transport, Ltd.	3,839	70,561
	Masco Corp.	35,460	359,919
	McGrath Rentcorp	2,153	48,959
* #	Medis Technologies, Ltd.	100	122
#	Met-Pro Corp.	2,160	25,229
*	Mettler Toledo International, Inc.	1,820	139,303
* #	MFRI, Inc.	1,091	7,713
* #	Microvision, Inc.	8,571	14,828
* #	Middleby Corp.	1,800	72,702
*	Miller Industries, Inc.	276	1,684
#	Mine Safety Appliances Co.	1,600	43,200
* #	Mobile Mini, Inc.	3,338	56,078
*	Monster Worldwide, Inc.	8,200	116,768
* #	Moog, Inc. Class A	4,025	141,358
*	Moog, Inc. Class B	116	4,076
#	MSC Industrial Direct Co., Inc. Class A	3,267	117,155
	Mueller Industries, Inc.	2,700	61,749
#	Mueller Water Products, Inc.	4,200	29,400
	Mueller Water Products, Inc. Class B	12,961	85,283
	Multi-Color Corp.	1,687	33,234
	NACCO Industries, Inc. Class A	910	56,065
	National Technical Systems, Inc.	1,200	5,118
* #	Navigant Consulting, Inc.	6,727	108,776
* #	NCI Building Systems, Inc.	2,940	54,713
#	Nordson Corp.	3,300	121,869
	Norfolk Southern Corp.	50,833	3,046,930
*	North America Galvanizing & Coatings, Inc.	2,866	10,518
	Northrop Grumman Corp.	43,118	2,021,803
* #	Old Dominion Freight Line, Inc.	5,646	171,300
#	Omega Flex, Inc.	1,444	30,887
*	On Assignment, Inc.	5,200	33,800
* #	Orbital Sciences Corp.	6,600	135,234
#	Oshkosh Truck Corp. Class B	9,240	70,778
*	Owens Corning, Inc.	12,292	193,353
*	P.A.M. Transportation Services, Inc.	463	4,019
	Paccar, Inc.	48,481	1,417,584
	Pacer International, Inc.	6,340	71,579
	Pall Corp.	11,679	308,442

37

	Parker Hannifin Corp.	20,874	809,285
*	Park-Ohio Holdings Corp.	1,300	9,867
#	Pentair, Inc.	13,992	386,739
* #	Perini Corp.	3,300	62,766
*	PGT, Inc.	3,000	6,210
* #	PHH Corp.	7,228	58,258
*	Pike Electric Corp.	3,067	26,836
* #	Pinnacle Airlines Corp.	2,200	6,006
	Pitney Bowes, Inc.	21,590	535,000
*	Plug Power, Inc.	11,388	11,160
* #	PMFG, Inc.	1,000	10,860
	Portec Rail Products, Inc.	1,021	6,871
*	Powell Industries, Inc.	1,100	20,361
* #	Power-One, Inc.	75	83
	Precision Castparts Corp.	18,149	1,176,237
*	PRG-Schultz International, Inc.	4,000	16,960
* #	Protection One, Inc.	3,276	24,079
*	Quality Distribution, Inc.	2,104	4,292
#	Quanex Building Products Corp.	629	5,762
* #	Quanta Services, Inc.	23,082	456,100
	Quixote Corp.	1,000	6,420
	R. R. Donnelley & Sons Co.	19,018	315,128
	Raven Industries, Inc.	2,448	78,801
	Raytheon Co.	56,430	2,884,137
*	RBC Bearings, Inc.	1,400	33,222
*	RCM Technologies, Inc.	1,300	1,482
#	Regal-Beloit Corp.	4,200	136,752
*	Republic Airways Holdings, Inc.	5,300	79,235
#	Republic Services, Inc.	22,900	542,730
*	Resources Connection, Inc.	5,200	90,168
#	Robbins & Myers, Inc.	4,800	97,920
#	Robert Half International, Inc.	18,600	350,982
	Rockwell Automation, Inc.	6,430	177,918
	Rockwell Collins, Inc.	20,400	759,492
#	Rollins, Inc.	13,920	244,574
#	Roper Industries, Inc.	9,400	426,290
*	Rush Enterprises, Inc. Class A	3,300	30,921
*	Rush Enterprises, Inc. Class B	400	4,268
	Ryder System, Inc.	6,169	244,416
*	Saia, Inc.	750	7,958
	Schawk, Inc.	3,160	41,491
* #	School Specialty, Inc.	2,700	56,700
*	Shaw Group, Inc.	10,800	193,212
*	SIFCO Industries, Inc.	400	2,280
#	Simpson Manufacturing Co., Inc.	5,800	133,632
	SkyWest, Inc.	2,380	36,676
*	SL Industries, Inc.	956	10,134
	Southwest Airlines Co.	99,237	1,169,012
*	Sparton Corp.	500	1,015
*	Spherion Corp.	3,400	10,812
* #	Spire Corp.	1,300	11,245
	SPX Corp.	7,239	280,439
* #	Standard Parking Corp.	2,200	46,112
#	Standard Register Co.	2,800	22,764
	Standex International Corp.	1,920	49,555

38

* #	Stanley, Inc.	5,000	171,300
#	Steelcase, Inc. Class A	4,724	43,933
* #	Stericycle, Inc.	11,700	683,631
*	Sterling Construction Co., Inc.	2,400	31,704
#	Sun Hydraulics, Inc.	1,690	35,389
* #	Synutra International, Inc.	900	12,600
	Sypris Solutions, Inc.	3,211	2,986
#	TAL International Group, Inc.	4,678	77,468
*	Taleo Corp. Class A	2,273	31,367
* #	Taser International, Inc.	8,500	42,585
* #	Team, Inc.	2,619	72,730
	Technology Research Corp.	200	340
	Tecumseh Products Co. Class A	900	16,668
* #	Teledyne Technologies, Inc.	4,800	218,736
#	Teleflex, Inc.	5,720	303,103
* #	TeleTech Holdings, Inc.	7,900	71,416
#	Tennant Co.	1,600	40,144
*	Terex Corp.	13,000	216,970
* #	Tetra Tech, Inc.	8,165	179,548
#	Textron, Inc.	31,794	562,754
*	The Advisory Board Co.	1,500	36,975
	The Brink’s Co.	5,900	286,091
#	The Dun & Bradstreet Corp.	4,420	325,710
* #	The GEO Group, Inc.	4,845	85,563
#	The Manitowoc Co., Inc.	17,020	167,477
* #	Thomas & Betts Corp.	8,120	192,850
	Thomas Group, Inc.	900	936
	Timken Co.	7,775	123,467
	Titan International, Inc.	4,500	52,020
	Todd Shipyards Corp.	700	8,750
	Toro Co.	4,540	152,726
*	Trailer Bridge, Inc.	1,489	6,701
* #	TransDigm Group, Inc.	6,086	183,432
*	TRC Companies, Inc.	3,000	5,430
	Tredegar Industries, Inc.	4,360	64,179
* #	Trex Co., Inc.	2,100	34,251
	Trinity Industries, Inc.	11,790	199,015
#	Triumph Group, Inc.	2,200	96,492
* #	TrueBlue, Inc.	6,100	50,813
	Twin Disc, Inc.	1,800	13,950
*	U.S. Home Systems, Inc.	1,400	2,968
* #	Ultralife Corp.	2,100	18,249
	Union Pacific Corp.	68,014	4,541,295
	United Parcel Service, Inc.	62,710	3,309,834
* #	United Rentals, Inc.	10,190	104,448
* #	United Stationers, Inc.	2,500	93,475
	United Technologies Corp.	87,548	4,811,638
#	Universal Forest Products, Inc.	2,053	48,553
*	Universal Truckload Services, Inc.	2,268	34,655
*	UQM Technologies, Inc.	2,500	5,500
*	URS Corp.	8,040	236,296
*	US Airways Group, Inc.	14,783	149,900
*	USA Truck, Inc.	1,545	22,820
*	USG Corp.	7,870	116,633
#	Valmont Industries, Inc.	3,500	191,730

39

*	Versar, Inc.	1,500	5,700
#	Viad Corp.	2,250	49,163
	Vicor Corp.	4,500	31,455
*	Volt Information Sciences, Inc.	3,300	25,245
	VSE Corp.	800	26,232
#	W.W. Grainger, Inc.	10,252	805,500
	Wabash National Corp.	1,497	9,102
#	Wabtec Corp.	6,400	254,464
	Walter Industries, Inc.	5,440	210,800
* #	Waste Connections, Inc.	9,390	317,852
#	Waste Management, Inc.	66,358	2,072,360
#	Watsco, Inc. Class A	2,000	82,180
	Watson Wyatt Worldwide, Inc.	4,700	199,609
	Watts Water Technologies, Inc.	5,070	134,000
*	WCA Waste Corp.	2,800	9,100
	Werner Enterprises, Inc.	10,831	212,504
* #	WESCO International, Inc.	5,700	113,316
*	Westaff, Inc.	1,200	480
#	Woodward Governor Co.	9,200	295,320
* #	YRC Worldwide, Inc.	8,200	37,556
Total Industrials			142,597,552

Information Technology — (13.5%)
* #	Acacia Research	3,410	8,798
* #	Access Integrated Technologies, Inc.	2,400	2,856
*	ACI Worldwide, Inc.	2,300	31,510
*	Actel Corp.	2,800	33,852
*	Activision Blizzard, Inc.	150,836	1,879,417
*	Actuate Corp.	8,100	23,004
	Acxiom Corp.	9,190	72,233
*	Adaptec, Inc.	10,595	34,010
* #	ADC Telecommunications, Inc.	10,045	63,685
*	ADDvantage Technologies Group, Inc.	500	1,015
*	Adept Technology, Inc.	700	4,004
* #	Adobe Systems, Inc.	45,965	1,224,508
	Adtran, Inc.	8,268	125,674
*	Advanced Analogic Technologies, Inc.	6,028	18,144
* #	Advanced Energy Industries, Inc.	4,380	46,735
* #	Advanced Micro Devices, Inc.	11,170	39,095
* #	Advent Software, Inc.	3,700	69,338
* #	Aehr Test Systems	1,675	4,590
*	Aetrium, Inc.	500	1,095
* #	Affiliated Computer Services, Inc. Class A	12,386	507,826
*	Agilent Technologies, Inc.	44,086	978,268
#	Agilysys, Inc.	2,000	8,040
*	Akamai Technologies, Inc.	27,400	394,012
* #	Alliance Data Systems Corp.	9,600	481,536
	Altera Corp.	28,100	487,535
*	Amdocs, Ltd.	28,551	644,111
* #	American Commercial Lines, Inc.	10,660	79,204
	American Software, Inc. Class A	3,000	13,650
* #	Amkor Technology, Inc.	23,527	95,520
#	Amphenol Corp.	23,000	658,950
*	Amtech Systems, Inc.	1,300	8,333
* #	Anadigics, Inc.	7,600	13,376

40

	Analog Devices, Inc.	9,800	209,328
*	Anaren, Inc.	2,000	24,900
* #	Anixter International, Inc.	3,720	125,029
* #	Ansys, Inc.	10,608	303,707
*	Apple, Inc.	85,858	9,237,463
	Applied Materials, Inc.	177,710	2,294,236
* #	Applied Micro Circuits Corp.	259	1,323
* #	Ariba, Inc.	12,600	134,820
* #	Arris Group, Inc.	20,461	141,386
*	Arrow Electronics, Inc.	9,955	173,715
* #	Art Technology Group, Inc.	16,600	32,370
*	Aruba Networks, Inc.	3,770	11,725
*	Asyst Technologies, Inc.	4,634	2,919
* #	Atheros Communications	5,151	92,563
	Atlantic Tele-Network, Inc.	985	23,965
* #	Atmel Corp.	56,393	234,031
*	ATMI, Inc.	4,159	50,573
*	Autobytel, Inc.	4,600	3,588
*	Autodesk, Inc.	27,580	587,730
	Automatic Data Processing, Inc.	47,247	1,651,283
* #	Avid Technology, Inc.	4,201	62,301
*	Avnet, Inc.	13,183	220,683
* #	Avocent Corp.	2,246	33,735
	AVX Corp.	18,590	167,682
*	Aware, Inc.	3,300	7,425
*	AXT, Inc.	5,700	9,063
* #	Bankrate, Inc.	2,420	79,642
	Bel Fuse, Inc. Class A	173	3,602
	Bel Fuse, Inc. Class B	1,440	31,248
*	Benchmark Electronics, Inc.	11,086	132,921
* #	BigBand Networks, Inc.	7,800	28,860
	Black Box Corp.	2,554	77,667
	Blackbaud, Inc.	3,600	54,720
* #	Blackboard, Inc.	4,330	105,998
* #	Blue Coat Systems, Inc.	4,133	55,796
* #	BMC Software, Inc.	20,900	539,638
* #	Bookham, Inc.	2,600	1,404
*	Bottomline Technologies, Inc.	2,400	18,912
*	Brightpoint, Inc.	4,578	26,369
* #	Broadcom Corp.	58,280	995,422
#	Broadridge Financial Solutions, Inc.	10,605	128,321
* #	Brocade Communications Systems, Inc.	52,625	198,396
* #	Brooks Automation, Inc.	6,441	44,121
*	BSQUARE Corp.	1,900	5,396
	CA, Inc.	66,619	1,185,818
* #	Cabot Microelectronics Corp.	2,200	63,206
* #	CACI International, Inc. Class A	4,735	194,987
* #	Cadence Design Systems, Inc.	25,200	102,564
*	CalAmp Corp.	5,215	4,068
*	California Micro Devices Corp.	3,200	7,584
*	Callidus Software, Inc.	185	625
*	CallWave, Inc.	1,880	2,049
*	Captaris, Inc.	4,088	19,459
*	Cascade Microtech, Inc.	1,542	4,934
#	Cass Information Systems, Inc.	1,300	45,175

41

*	Catapult Communications Corp.	2,755	11,764
* #	Cavium Networks, Inc.	3,600	45,864
*	CEVA, Inc.	2,600	22,100
* #	Checkpoint Systems, Inc.	4,650	58,637
* #	Cherokee International Corp.	1,757	5,166
*	Chordiant Software, Inc.	3,560	11,819
*	Ciber, Inc.	1,500	8,100
* #	Ciena Corp.	11,757	112,985
*	Cirrus Logic, Inc.	7,591	43,572
*	Cisco Sytems, Inc.	773,370	13,742,785
*	Citrix Systems, Inc.	23,406	603,173
* #	Cogent, Inc.	13,260	121,196
	Cognex Corp.	3,400	54,468
*	Cognizant Technology Solutions Corp.	32,690	627,648
	Cohu, Inc.	1,900	26,866
* #	CommScope, Inc.	9,913	145,820
	Communications Systems, Inc.	1,155	9,240
* #	CommVault Systems, Inc.	2,725	29,158
*	Computer Sciences Corp.	8,400	253,344
*	Compuware Corp.	36,116	230,420
* #	Comtech Telecommunications Corp.	3,316	160,561
* #	Concur Technologies, Inc.	6,450	162,734
*	Concurrent Computer Corp.	400	1,468
*	Conexant Systems, Inc.	3,800	5,890
* #	Convera Corp.	7,800	2,574
*	Convergys Corp.	12,100	93,049
	Corning, Inc.	197,758	2,141,719
*	CPI International, Inc.	2,100	20,706
*	Cray, Inc.	3,050	9,577
* #	Cree, Inc.	7,280	142,906
* #	CSG Systems International, Inc.	5,360	89,137
#	CTS Corp.	800	5,592
*	CyberOptics Corp.	1,199	9,280
* #	CyberSource Corp.	9,963	121,050
* #	Cymer, Inc.	4,280	104,732
* #	Cypress Semiconductor Corp.	16,338	81,853
#	Daktronics, Inc.	3,600	35,856
*	Datalink Corp.	2,266	6,979
	Dataram Corp.	175	224
*	DDi Corp.	3,039	13,615
*	DealerTrack Holdings, Inc.	90	966
*	Dell, Inc.	175,043	2,126,772
#	Diebold, Inc.	2,900	86,188
*	Digi International, Inc.	1,900	19,456
* #	Digimarc Corp.	922	9,220
*	Digital River, Inc.	4,471	110,791
* #	Diodes, Inc.	5,500	54,340
*	Ditech Networks, Inc.	464	385
*	DivX, Inc.	2,800	19,544
* #	Dolby Laboratories, Inc.	4,730	149,326
*	Dot Hill Systems Corp.	7,100	8,449
*	Double-Take Software, Inc.	3,500	25,900
*	DSP Group, Inc.	1,941	12,228
* #	DST Systems, Inc.	6,800	275,944
* #	DTS, Inc.	1,400	28,910

42

*	Dycom Industries, Inc.	2,633	23,381
*	Dynamics Research Corp.	1,200	9,240
* #	EarthLink, Inc.	15,500	106,950
* #	eBay, Inc.	128,935	1,968,837
* #	Ebix, Inc.	1,107	28,151
* #	Echelon Corp.	3,000	24,390
* #	Echostar Holding Corp.	3,834	74,456
*	EDGAR Online, Inc.	1,900	2,831
*	Edgewater Technology, Inc.	1,300	2,795
*	EFJohnson Technologies, Inc.	2,700	5,130
*	Electro Scientific Industries, Inc.	3,324	27,822
* #	Electroglas, Inc.	181	119
*	Electronic Arts, Inc.	41,620	948,104
*	Electronics for Imaging, Inc.	5,300	56,180
* #	Elixir Gaming Technologies, Inc.	100	14
* #	eLoyalty Corp.	1,000	3,250
* #	EMC Corp.	274,669	3,235,601
* #	EMCORE Corp.	2,000	7,120
*	EMS Technologies, Inc.	1,878	39,250
*	Emulex Corp.	4,460	42,370
*	Endwave Corp.	1,400	4,620
*	Entegris, Inc.	8,716	23,446
*	Entorian Technologies, Inc.	2,949	1,504
*	EPIQ Systems, Inc.	5,758	78,251
* #	Equinix, Inc.	3,330	207,859
*	Euronet Worldwide, Inc.	1,230	14,662
* #	Exar Corp.	100	668
*	Extreme Networks, Inc.	12,790	23,534
* #	F5 Networks, Inc.	11,130	276,247
#	FactSet Research Systems, Inc.	5,250	203,648
#	Fair Isaac Corp.	7,015	109,364
*	Fairchild Semiconductor Corp. Class A	17,534	99,593
* #	FalconStor Software, Inc.	6,200	18,662
* #	Faro Technologies, Inc.	2,330	35,346
* #	FEI Co.	4,200	88,242
	Fidelity National Information Services, Inc.	16,228	244,881
* #	Fiserv, Inc.	22,300	743,928
* #	FLIR Systems, Inc.	18,700	600,270
* #	FormFactor, Inc.	6,100	106,262
* #	Forrester Research, Inc.	3,400	95,370
*	FortuNet, Inc.	1,200	4,908
* #	Foundry Networks, Inc.	9,180	136,323
	Frequency Electronics, Inc.	1,300	5,603
*	FSI International, Inc.	1,100	539
* #	Gartner Group, Inc.	12,200	224,480
*	Gerber Scientific, Inc.	3,100	14,818
	Gevity HR, Inc.	4,100	13,981
#	Global Payments, Inc.	10,601	429,447
*	Globecomm Systems, Inc.	3,900	30,732
* #	Glu Mobile, Inc.	600	534
*	Goldleaf Financial Solutions, Inc.	300	285
*	Google, Inc.	31,340	11,262,342
* #	GSE Systems, Inc.	2,000	12,000
*	GSI Technology, Inc.	3,462	12,117
*	GTSI Corp.	200	1,162

43

*	Guidance Software, Inc.	1,100	3,135
*	Hackett Group, Inc.	5,500	16,390
*	Harmonic, Inc.	14,300	101,673
	Harris Corp.	18,240	655,728
* #	Harris Stratex Networks, Inc. Class A	4,175	27,680
*	Hauppauge Digital, Inc.	500	565
#	Heartland Payment Systems, Inc.	4,986	86,806
*	Hewitt Associates, Inc. Class A	11,949	333,258
	Hewlett-Packard Co.	293,800	11,246,664
*	hi/fn, inc.	1,200	3,180
* #	Hittite Microwave Corp.	1,487	48,729
* #	Hughes Communications, Inc.	2,900	47,125
* #	Hutchinson Technology, Inc.	733	5,014
*	Hypercom Corp.	8,361	16,304
*	I.D. Systems, Inc.	2,203	11,962
* #	i2 Technologies, Inc.	2,266	32,291
*	IAC/InterActiveCorp	10,754	180,237
* #	iBasis, Inc.	5,538	12,239
*	iGATE Capital Corp.	5,402	36,680
* #	iGo, Inc.	700	714
*	Ikanos Communications, Inc.	3,200	4,832
*	I-many, Inc.	334	60
#	Imation Corp.	4,007	49,366
#	Imergent, Inc.	2,026	14,790
*	Immersion Corp.	3,300	17,094
*	InFocus Corp.	300	267
	infoGROUP, Inc.	7,300	32,558
* #	Informatica Corp.	8,600	120,830
	InfoSpace, Inc.	4,310	36,937
*	Ingram Micro, Inc.	15,370	204,882
*	Innodata Isogen, Inc.	4,054	6,649
* #	Insight Enterprises, Inc.	6,835	66,505
#	Integral Systems, Inc.	2,600	63,882
*	Integrated Device Technology, Inc.	21,420	136,231
*	Integrated Silicon Solution, Inc.	2,853	5,164
	Intel Corp.	743,258	11,892,128
*	Intelli-Check, Inc.	2,172	4,996
*	Interactive Intelligence, Inc.	2,300	16,905
* #	Intermec, Inc.	6,114	79,299
	International Business Machines Corp.	178,177	16,565,116
*	International Rectifier Corp.	4,200	64,848
*	Internet Brands, Inc.	400	2,596
*	Internet Capital Group, Inc.	3,900	22,308
*	Interphase Corp.	1,500	3,300
	Intersil Corp.	6,640	90,902
*	Interwoven, Inc.	6,650	83,857
*	Intest Corp.	500	390
*	Intevac, Inc.	2,384	18,548
*	IntriCon Corp.	800	4,200
*	Intuit, Inc.	41,830	1,048,260
*	INX, Inc.	558	3,192
*	iPass, Inc.	2,800	5,320
* #	iPCS, Inc.	2,300	37,536
* #	IPG Photonics Corp.	5,800	82,360
* #	Iron Mountain, Inc.	18,178	441,362

44

* #	Isilon Systems, Inc.	8,200	28,044
* #	Iteris, Inc.	2,900	4,321
* #	Itron, Inc.	4,420	214,282
*	Ixia	5,720	38,095
	IXYS Corp.	4,510	35,809
* #	j2 Global Communications, Inc.	3,850	62,062
	Jabil Circuit, Inc.	2,760	23,212
#	Jack Henry & Associates, Inc.	7,390	140,484
*	JDA Software Group, Inc.	2,300	32,844
*	JDS Uniphase Corp.	31,838	173,835
*	Juniper Networks, Inc.	71,704	1,343,733
*	Jupitermedia Corp.	650	367
	Keithley Instruments, Inc.	2,078	8,832
* #	Kemet Corp.	3,400	2,006
*	Key Tronic Corp.	500	790
*	Keynote Systems, Inc.	2,200	21,560
#	KLA-Tencor Corp.	24,000	558,000
*	Kopin Corp.	8,939	20,738
*	Kratos Defense & Security Solutions, Inc.	8,870	13,128
* #	Kulicke & Soffa Industries, Inc.	2,500	7,350
*	KVH Industries, Inc.	2,400	14,064
* #	L-1 Identity Solutions, Inc.	8,510	69,782
* #	Lam Research Corp.	16,100	359,996
* #	LaserCard Corp.	1,600	8,240
*	Lattice Semiconductor Corp.	17,580	33,050
* #	Lawson Software, Inc.	15,362	81,726
* #	LeCroy Corp.	816	4,056
	Lender Processing Services, Inc.	9,853	227,309
*	Lexmark International, Inc.	4,100	105,903
#	Linear Technology Corp.	18,660	423,209
*	Lionbridge Technologies, Inc.	800	1,392
*	Littlefuse, Inc.	1,950	36,387
*	Logility, Inc.	500	2,650
*	LoJack Corp.	300	1,311
*	LookSmart, Ltd.	3,300	5,709
*	Loral Space & Communications, Inc.	474	5,451
* #	LSI Corp.	40,624	156,402
*	LTX-Credence Corp.	2,024	1,255
* #	Luna Innovations, Inc.	1,750	4,603
*	Macrovision Solutions Corp.	9,012	99,853
*	Magma Design Automation, Inc.	5,300	13,833
*	Management Network Group, Inc.	2,287	1,944
* #	Manhattan Associates, Inc.	2,200	36,982
* #	ManTech International Corp. Class A	2,740	147,796
#	Marchex, Inc. Class B	1,483	11,389
*	Mastec, Inc.	9,700	84,584
*	Mattson Technology, Inc.	7,100	18,602
	Maximus, Inc.	2,600	83,044
* #	Maxwell Technologies, Inc.	1,750	15,873
* #	McAfee, Inc.	15,940	518,847
*	Measurement Specialties, Inc.	1,750	18,690
*	MEMC Electronic Materials, Inc.	28,992	532,873
* #	Mentor Graphics Corp.	11,700	85,878
*	Mercury Computer Systems, Inc.	2,500	17,950
	Mesa Laboratories, Inc.	300	5,400

45

*	Metavante Technologies, Inc.	3,542	59,399
#	Methode Electronics, Inc.	4,469	33,920
#	Micrel, Inc.	4,200	30,870
	Microchip Technology, Inc.	15,820	389,647
*	Micron Technology, Inc.	94,211	443,734
*	Micros Systems, Inc.	7,600	129,428
* #	Microsemi Corp.	7,300	158,702
	Microsoft Corp.	1,186,511	26,494,791
*	MicroStrategy, Inc.	1,000	39,370
*	Microtune, Inc.	7,284	18,210
* #	Midway Games, Inc.	706	628
* #	Mindspeed Technologies, Inc.	3,300	4,785
*	MIPS Technologies, Inc.	5,200	14,508
* #	MKS Instruments, Inc.	4,900	90,895
	Mocon, Inc.	535	4,548
*	ModusLink Global Solutions, Inc.	4,228	23,508
	Molex, Inc. Class A	6,658	85,489
* #	Monolithic Power Systems	4,500	76,455
* #	MoSys, Inc.	4,600	17,480
	Motorola, Inc.	300,345	1,612,853
*	MPS Group, Inc.	11,005	85,729
* #	MRV Communications, Inc.	2,493	1,845
* #	MSC.Software Corp.	3,966	34,108
#	MTS Systems Corp.	2,400	77,952
*	Multi-Fineline Electronix, Inc.	1,900	22,192
*	Nanometrics, Inc.	2,340	2,878
*	Napco Security Systems, Inc.	1,800	3,672
	National Instruments Corp.	6,895	175,133
	National Semiconductor Corp.	26,400	347,688
* #	NCI, Inc.	1,200	28,560
*	NCR Corp.	18,400	336,352
*	NetApp, Inc.	12,200	165,066
*	NETGEAR, Inc.	2,600	28,730
* #	NetLogic Microsystems, Inc.	2,900	61,248
*	NetScout Systems, Inc.	5,300	50,986
* #	Network Equipment Technologies, Inc.	2,600	7,098
*	Newport Corp.	4,800	34,512
	NIC, Inc.	7,600	40,812
* #	Novatel Wireless, Inc.	3,700	19,277
*	Novell, Inc.	36,752	171,264
*	Novellus Systems, Inc.	11,382	179,836
*	Nu Horizons Electronics Corp.	2,700	5,076
* #	Nuance Communications, Inc.	19,770	180,896
*	NumereX Corp. Class A	700	3,010
* #	Nvidia Corp.	60,280	528,053
*	Oculus Innovative Sciences, Inc.	1,100	1,067
* #	Omniture, Inc.	6,478	74,497
* #	OmniVision Technologies, Inc.	4,500	36,405
* #	ON Semiconductor Corp.	56,109	286,717
*	Online Resources Corp.	4,610	16,135
*	Onvia, Inc.	1,500	5,100
	Openwave Systems, Inc.	3,533	2,650
*	Oplink Communications, Inc.	2,500	20,300
* #	OPNET Technologies, Inc.	2,400	30,312
*	Opnext, Inc.	4,890	19,560

46

*	Optical Cable Corp.	1,500	6,885
*	Oracle Corp.	680,133	12,439,633
* #	Orbcomm, Inc.	5,740	17,220
*	Orthovita, Inc.	4,900	13,426
*	OSI Systems, Inc.	3,128	35,972
* #	OYO Geospace Corp.	750	21,503
*	Palm, Inc.	14,525	57,955
*	PAR Technology Corp.	1,750	8,663
*	Parametric Technology Corp.	15,490	201,215
#	Park Electrochemical Corp.	2,044	44,191
* #	ParkerVision, Inc.	2,700	13,527
	Paychex, Inc.	28,040	800,262
*	PC Connection, Inc.	1,900	11,476
	PC-Tel, Inc.	2,700	15,849
*	PDF Solutions, Inc.	3,600	10,800
#	Pegasystems, Inc.	4,600	60,168
* #	Perficient, Inc.	2,900	15,921
*	Performance Technologies, Inc.	1,357	4,220
*	Pericom Semiconductor Corp.	1,938	15,116
*	Perot Systems Corp.	17,035	245,134
*	Pervasive Software, Inc.	2,700	11,205
*	Phoenix Technologies, Ltd.	3,700	16,354
*	Photronics, Inc.	4,300	2,967
*	Physicians Formula Holdings, Inc.	2,200	7,766
*	Planar Systems, Inc.	2,500	5,000
	Plantronics, Inc.	4,540	65,558
*	PLATO Learning, Inc.	2,300	3,956
*	Plexus Corp.	5,287	98,655
*	PLX Technology, Inc.	3,500	12,040
* #	PMC-Sierra, Inc.	26,730	125,096
* #	Polycom, Inc.	9,696	203,713
*	Power Integrations, Inc.	2,000	41,980
* #	Powerwave Technologies, Inc.	18,829	17,888
* #	Presstek, Inc.	4,764	19,914
* ●	Price Communications Liquidation Trust	3,605	492
* #	Progress Software Corp.	3,800	87,172
	QAD, Inc.	1,768	9,017
*	QLogic Corp.	11,640	139,913
	QUALCOMM, Inc.	212,453	8,128,452
#	Quality Systems, Inc.	4,100	157,809
*	Quantum Corp.	180	52
* #	Quest Software, Inc.	9,580	126,935
*	QuickLogic Corp.	4,400	4,268
*	Rackable Systems, Inc.	3,300	23,529
*	Radiant Systems, Inc.	4,000	21,080
*	RadiSys Corp.	2,860	18,218
*	RAE Systems, Inc.	5,289	7,457
* #	Rambus, Inc.	13,760	125,904
*	Ramtron International Corp.	4,000	9,360
*	RealNetworks, Inc.	12,385	53,008
* #	Red Hat, Inc.	11,919	158,642
*	Relm Wireless Corp.	800	536
#	Renaissance Learning, Inc.	4,100	55,924
* #	RF Micro Devices, Inc.	36,817	73,266
*	RF Monolithics, Inc.	600	318

47

	Richardson Electronics, Ltd.	2,200	11,044
*	RightNow Technologies, Inc.	5,614	36,940
*	Rimage Corp.	1,691	24,925
*	Riverbed Technology, Inc.	9,800	122,794
*	Rofin-Sinar Technologies, Inc.	2,600	57,954
* #	Rogers Corp.	2,800	84,280
*	Rudolph Technologies, Inc.	2,537	8,499
* #	S1 Corp.	7,390	46,335
*	Saba Software, Inc.	3,400	5,576
*	Safeguard Scientifics, Inc.	93	73
* #	SAIC, Inc.	27,500	507,925
*	Salesforce.com, Inc.	15,910	492,574
* #	Sandisk Corp.	26,991	239,950
*	Sanmina-SCI Corp.	27,000	20,250
*	Sapient Corp.	17,400	95,526
* #	SAVVIS, Inc.	5,800	49,880
* #	ScanSource, Inc.	2,400	47,616
*	Scientific Learning Corp.	1,682	3,936
*	SCM Microsystems, Inc.	1,092	2,173
*	SeaChange International, Inc.	4,800	36,672
* #	Secure Computing Corp.	6,205	35,120
*	Semitool, Inc.	5,700	33,687
* #	Semtech Corp.	7,548	91,482
*	SI International, Inc.	500	14,400
* #	Sigma Designs, Inc.	2,600	28,834
* #	Silicon Image, Inc.	7,300	33,361
* #	Silicon Laboratories, Inc.	4,300	111,628
* #	Silicon Storage Technology, Inc.	12,800	40,320
* #	SiRF Technology Holdings, Inc.	6,000	5,640
* #	Skyworks Solutions, Inc.	22,770	162,350
*	SM&A	2,749	15,120
*	Smith Micro Software, Inc.	1,300	8,125
*	Soapstone Networks, Inc.	1,700	4,896
* #	Sonic Solutions, Inc.	3,834	7,821
*	SonicWALL, Inc.	2,100	9,408
* #	Sonus Networks, Inc.	26,747	59,111
* #	Sourcefire, Inc.	700	4,438
*	Spansion, Inc.	100	62
*	Spectrum Control, Inc.	2,000	12,460
* #	SPSS, Inc.	1,700	39,712
* #	SRA International, Inc.	5,660	104,597
*	SRS Labs, Inc.	3,500	17,885
*	Standard Microsystems Corp.	1,852	33,355
	StarTek, Inc.	2,800	9,268
* #	STEC, Inc.	6,224	34,232
* #	Stratasys, Inc.	1,563	18,881
*	SumTotal Systems, Inc.	3,008	9,656
*	Sun Microsystems, Inc.	92,207	424,152
*	SunPower Corp.	3,203	94,841
* #	SunPower Corp. Class A	5,200	203,112
* #	Supertex, Inc.	2,100	50,652
*	SupportSoft, Inc.	9,351	23,378
*	Switch and Data Facilities Co.	2,700	25,434
* #	Sybase, Inc.	11,860	315,832
*	Sycamore Networks, Inc.	27,114	90,561

48

* #	Sykes Enterprises, Inc.	6,000	95,760
*	Symantec Corp.	114,073	1,435,038
*	Symmetricom, Inc.	5,609	24,960
* #	Synaptics, Inc.	5,100	157,539
*	SYNNEX Corp.	3,573	55,131
* #	Synopsys, Inc.	20,697	378,341
	Syntel, Inc.	5,500	136,785
	Take-Two Interactive Software, Inc.	9,020	106,977
*	Tech Data Corp.	4,530	97,169
	Technitrol, Inc.	5,275	30,437
*	TechTeam Global, Inc.	1,479	8,652
*	Techwell, Inc.	2,729	23,906
* #	Tekelec	8,101	102,802
* #	TeleCommunication Systems, Inc.	4,200	28,896
*	Tellabs, Inc.	29,466	124,936
*	Telular Corp.	3,800	5,700
*	Teradata Corp.	15,960	245,624
*	Teradyne, Inc.	23,370	119,187
* #	Terremark Worldwide, Inc.	8,300	37,433
*	Tessco Technologies, Inc.	876	9,610
* #	Tessera Technologies, Inc.	5,835	100,829
	Texas Instruments, Inc.	173,474	3,393,151
	TheStreet.com, Inc.	3,800	14,972
* #	THQ, Inc.	9,850	73,383
* #	TIBCO Software, Inc.	18,500	95,275
*	Tier Technologies, Inc. Class B	500	2,990
* #	TNS, Inc.	2,000	28,360
*	Tollgrade Communications, Inc.	1,200	5,280
	Total System Services, Inc.	21,288	292,497
*	Transact Technologies, Inc.	900	6,300
* #	Travelzoo, Inc.	1,100	4,862
*	Trident Microsystems, Inc.	300	543
*	Trimble Navigation, Ltd.	15,273	314,166
*	Triquint Semiconductor, Inc.	22,300	99,904
*	TTM Technologies, Inc.	4,100	29,356
* #	Tyler Technologies, Inc.	5,500	74,745
* #	Ultimate Software Group, Inc.	2,200	29,326
*	Ultra Clean Holdings, Inc.	3,200	9,664
*	Ultratech, Inc.	3,500	52,780
* #	Unica Corp.	2,600	13,442
* #	Unisys Corp.	42,678	64,871
#	United Online, Inc.	5,860	43,364
* #	Universal Display Corp.	2,260	24,453
* #	UTStarcom, Inc.	17,630	41,959
*	ValueClick, Inc.	13,393	99,108
*	Varian Semiconductor Equipment Associates, Inc.	9,675	189,824
* #	Veeco Instruments, Inc.	3,300	25,542
* #	VeriFone Holdings, Inc.	8,900	101,104
* #	VeriSign, Inc.	21,100	447,320
*	Viasat, Inc.	3,100	56,482
*	Vicon Industries, Inc.	900	4,230
* #	Video Display Corp.	1,359	11,253
*	Vignette Corp.	2,200	17,864
* #	Virage Logic Corp.	3,200	14,464
*	Vishay Intertechnology, Inc.	21,388	92,182

49

* #	Vocus, Inc.	2,700	45,441
* #	Volterra Semiconductor Corp.	2,800	26,432
#	Wayside Technology Group, Inc.	252	1,452
*	Web.com Group, Inc.	5	25
* #	Websense, Inc.	5,374	104,900
* #	Westell Technologies, Inc.	55	17
* #	Western Digital Corp.	30,290	499,785
	Western Union Co.	92,627	1,413,488
*	Wind River Systems, Inc.	11,300	98,762
*	Wireless Ronin Technologies, Inc.	2,200	3,432
*	Wireless Telecom Group, Inc.	2,600	1,534
*	WPCS International, Inc.	300	900
*	Wright Express Corp.	4,340	59,415
	Xerox Corp.	75,734	607,387
	Xilinx, Inc.	25,030	461,053
*	Yahoo!, Inc.	170,050	2,180,041
* #	Zebra Technologies Corp. Class A	4,186	84,725
*	ZILOG, Inc.	2,600	7,384
* #	Zix Corp.	9,200	16,468
*	Zones, Inc.	2,000	16,220
*	Zoran Corp.	2,489	20,260
*	Zygo Corp.	2,665	22,892
Total Information Technology			197,671,393

Materials — (3.4%)
	A. Schulman, Inc.	1,300	23,283
#	A.M. Castle & Co.	3,288	40,015
*	AEP Industries, Inc.	800	15,656
	Air Products & Chemicals, Inc.	21,407	1,244,389
#	Airgas, Inc.	11,178	428,788
	AK Steel Holding Corp.	14,550	202,536
#	Albemarle Corp.	10,816	263,370
	Alcoa, Inc.	105,650	1,216,032
#	Allegheny Technologies, Inc.	12,808	339,924
#	AMCOL International Corp.	3,100	76,043
*	American Pacific Corp.	1,500	17,325
#	American Vanguard Corp.	2,150	31,455
#	AptarGroup, Inc.	7,400	224,368
	Arch Chemicals, Inc.	2,939	83,379
* #	Arrowhead Research Corp.	4,000	4,880
	Ashland, Inc.	9,140	206,473
#	Balchem Corp.	2,775	70,929
	Ball Corp.	13,172	450,482
* #	Basin Water, Inc.	900	639
	Bemis Co., Inc.	14,370	356,951
* #	Brush Engineered Materials, Inc.	3,040	37,301
*	Buckeye Technologies, Inc.	3,300	19,437
*	Bway Holding Co.	100	748
#	Cabot Corp.	4,827	127,674
#	Calgon Carbon Corp.	5,700	75,924
*	Caraustar Industries, Inc.	1,500	542
	Carpenter Technology Corp.	5,918	107,116
#	Celanese Corp. Class A	19,800	274,428
* #	Century Aluminum Co.	5,346	67,199
	CF Industries Holdings, Inc.	7,526	483,094

50

	Chemtura Corp.	27,605	47,757
#	Cliffs Natural Resources, Inc.	12,994	350,708
* #	Coeur d’Alene Mines Corp.	76,662	55,197
#	Commercial Metals Co.	16,804	186,524
#	Compass Minerals International, Inc.	3,844	211,151
*	Core Molding Technologies, Inc.	1,689	5,489
*	Crown Holdings, Inc.	17,470	352,545
	Cytec Industries, Inc.	6,775	191,868
#	Deltic Timber Corp.	1,606	73,153
	Dow Chemical Co.	116,708	3,112,602
	du Pont (E.I.) de Nemours & Co.	115,718	3,702,976
#	Eagle Materials, Inc.	6,319	111,909
	Eastman Chemical Co.	10,591	427,770
	Ecolab, Inc.	32,968	1,228,388
	Ferro Corp.	7,410	114,707
* #	Flotek Industries, Inc.	2,300	11,385
	FMC Corp.	9,700	422,338
	Freeport-McMoRan Copper & Gold, Inc. Class B	50,242	1,462,042
	Friedman Industries, Inc.	1,199	6,175
#	General Maritime Corp.	4,000	60,600
* #	General Moly, Inc.	9,300	18,507
#	Georgia Gulf Corp.	200	460
#	Gibraltar Industries, Inc.	5,090	67,443
* #	Graphic Packaging Holding Co.	18,852	34,876
#	Greif, Inc. Class A	2,400	97,392
#	Greif, Inc. Class B	300	10,077
*	H&E Equipment Services, Inc.	4,579	26,100
#	H.B. Fuller Co.	6,048	106,868
	Hawkins, Inc.	888	14,492
*	Haynes International, Inc.	1,900	48,089
* #	Headwaters, Inc.	3,600	38,160
* #	Hecla Mining Co.	17,463	43,483
#	Hercules, Inc.	9,100	152,971
	Huntsman Corp.	12,400	125,240
* #	ICO, Inc.	3,050	13,634
#	Innophos Holdings, Inc.	3,100	82,925
	International Flavors & Fragrances, Inc.	6,530	208,176
	International Paper Co.	48,614	837,133
* #	ION Geophysical Corp.	13,575	89,052
#	Kaiser Aluminum Corp.	3,000	100,680
	KMG Chemicals, Inc.	1,500	6,075
	Koppers Holdings, Inc.	3,330	79,221
#	Kronos Worldwide, Inc.	5,996	76,149
*	Landec Corp.	3,592	33,585
#	Louisiana-Pacific Corp.	13,717	65,842
* #	LSB Industries, Inc.	2,600	21,372
	Lubrizol Corp.	9,852	370,238
#	Martin Marietta Materials, Inc.	5,100	399,738
*	Material Sciences Corp.	2,094	10,323
	MeadWestavco Corp.	24,401	342,346
* #	Metalico, Inc.	4,600	14,720
#	Minerals Technologies, Inc.	2,854	161,993
* #	Mines Management, Inc.	1,570	1,130
	Monsanto Co.	60,541	5,386,938
	Myers Industries, Inc.	3,513	37,132

51

	Nalco Holding Co.	19,916	281,214
* #	Nanophase Technologies Corp.	2,300	3,220
	Neenah Paper, Inc.	1,380	12,461
	NewMarket Corp.	2,100	79,149
	Newmont Mining Corp.	53,200	1,401,288
#	NL Industries, Inc.	7,200	99,216
	NN, Inc.	200	1,442
*	Northern Technologies International Corp.	300	3,105
* #	Northwest Pipe Co.	800	22,984
	Nucor Corp.	38,500	1,559,635
	Olin Corp.	9,949	180,674
	Olympic Steel, Inc.	1,600	36,576
*	OM Group, Inc.	4,420	94,323
*	OMNOVA Solutions, Inc.	2,410	2,964
*	Owens-Illinois, Inc.	21,160	484,141
	P.H. Glatfelter Co.	4,974	51,282
	Packaging Corp. of America	14,200	238,986
* #	Pactiv Corp.	17,400	409,944
* #	Patriot Coal Corp.	4,492	71,108
	Penford Corp.	931	11,982
*	PolyOne Corp.	8,467	40,218
	PPG Industries, Inc.	22,643	1,122,640
	Praxair, Inc.	39,709	2,587,041
	Quaker Chemical Corp.	1,800	34,434
*	Ready Mix, Inc.	800	1,888
	Reliance Steel & Aluminum Co.	10,252	256,710
	Rock-Tenn Co. Class A	3,400	103,394
*	Rockwood Holdings, Inc.	10,900	134,615
	Rohm & Haas Co.	25,252	1,776,478
*	Rosetta Resources, Inc.	8,000	84,400
	Royal Gold, Inc.	4,600	132,618
#	RPM International, Inc.	11,950	169,690
*	RTI International Metals, Inc.	2,700	42,633
#	Schnitzer Steel Industries, Inc. Class A	3,000	80,790
	Schweitzer-Maudoit International, Inc.	1,800	30,096
	Sealed Air Corp.	17,700	299,484
	Sensient Technologies Corp.	5,670	143,054
#	Sigma-Aldrich Corp.	14,035	615,575
#	Silgan Holdings, Inc.	4,030	187,556
*	Smurfit-Stone Container Corp.	25,371	34,251
*	Solitario Exploration & Royalty Corp.	2,533	5,015
	Sonoco Products Co.	9,780	246,260
#	Southern Copper Corp.	106,812	1,555,183
	Spartech Corp.	2,200	13,992
#	Steel Dynamics, Inc.	24,300	289,656
	Stepan Co.	1,491	53,423
* #	Stillwater Mining Co.	9,100	36,036
*	Symyx Technologies, Inc.	4,500	19,845
#	Synalloy Corp.	1,137	8,528
#	Temple-Inland, Inc.	12,698	75,299
#	Terra Industries, Inc.	9,200	202,308
#	Texas Industries, Inc.	3,700	117,031
	The Mosaic Co.	56,000	2,206,960
#	The Scotts Miracle-Gro Co. Class A	4,500	117,540
#	Titanium Metals Corp.	15,923	148,243

52

*	U.S. Concrete, Inc.	200	630
* #	United States Lime & Minerals, Inc.	909	23,180
#	United States Steel Corp.	15,508	571,935
*	Universal Stainless & Alloy Products, Inc.	900	16,587
#	Valhi, Inc.	15,794	226,170
	Valspar Corp.	13,200	269,940
#	Vulcan Materials Co.	15,127	821,094
*	W.R. Grace & Co.	10,050	90,551
	Wausau Paper Corp.	6,800	62,968
#	Westlake Chemical Corp.	8,900	162,247
	Weyerhaeuser Co.	23,898	913,382
	Worthington Industries, Inc.	10,400	125,528
	Zep, Inc.	2,526	53,172
* #	Zoltek Companies, Inc.	3,700	43,623
Total Materials			49,147,809

Other — (0.0%)
* ●	MAIR Holdings, Inc. Escrow Shares	700	819
* ●	Petrocorp, Inc. Escrow Shares	100	6
Total Other			825

Telecommunication Services — (2.6%)
#	Alaska Communications Systems Group, Inc.	5,589	52,201
* #	American Tower Corp.	40,811	1,318,603
#	Arbinet-thexchange, Inc.	4,200	12,180
	AT&T, Inc.	798,448	21,374,453
* #	Cbeyond, Inc.	733	8,811
* #	Centennial Communications Corp.	15,700	55,892
	CenturyTel, Inc.	3,105	77,967
* #	Cincinnati Bell, Inc.	31,800	76,002
*	Clear Channel Outdoor Holdings, Inc.	5,100	31,824
* #	Cogent Communications Group, Inc.	6,400	30,592
	Consolidated Communications Holdings, Inc.	3,313	34,124
*	Crown Castle International Corp.	32,400	685,908
	D&E Communications, Inc.	2,499	17,493
	Embarq Corp.	18,663	559,890
#	FairPoint Communications, Inc.	7,099	28,254
	Frontier Communications Corp.	37,100	282,331
* #	General Communications, Inc. Class A	7,700	59,136
	Hickory Tech Corp.	2,200	13,750
	IDT Corp.	700	623
#	IDT Corp. Class B	4,400	4,532
#	Iowa Telecommunications Services, Inc.	3,600	54,432
* #	Leap Wireless International, Inc.	6,925	194,177
* #	Level 3 Communications, Inc.	201,300	211,365
* #	NeuStar, Inc.	4,470	88,059
*	Nexstar Broadcasting Group, Inc.	991	1,179
* #	NextWave Wireless, Inc.	2,261	633
* #	NII Holdings, Inc.	21,300	548,688
*	Occam Networks, Inc.	1,271	3,572
* #	Premiere Global Services, Inc.	7,800	77,610
#	Qwest Communications International, Inc.	131,104	374,957
#	Regal Entertainment Group	12,450	159,858
* #	SBA Communications Corp.	12,860	269,931
	Shenandoah Telecommunications Co.	3,200	76,704

53

*	Spark Networks, Inc.	3,300	9,966
	Sprint Nextel Corp.	368,452	1,153,255
	SureWest Communications	2,098	37,072
* #	Syniverse Holdings, Inc.	10,680	200,784
	Telephone & Data Systems, Inc.	4,565	122,570
	Telephone & Data Systems, Inc. Special Shares	5,708	156,399
* #	tw telecom, inc.	19,910	140,963
*	United States Cellular Corp.	6,920	265,105
* #	USA Mobility, Inc.	3,500	33,775
	Verizon Communications, Inc.	323,025	9,584,152
* #	Vonage Holdings Corp.	200	188
	Windstream Corp.	35,508	266,665
*	Xeta Corp.	1,100	1,870
Total Telecommunication Services			38,758,495

Utilities — (3.2%)
* #	AES Corp.	90,070	717,858
#	AGL Resources, Inc.	5,600	170,240
	Allegheny Energy, Inc.	15,500	467,325
	ALLETE, Inc.	3,600	126,000
	Alliant Energy Corp.	12,200	358,436
#	Ameren Corp.	22,900	743,105
#	American Electric Power Co., Inc.	44,220	1,442,899
	American States Water Co.	1,900	64,999
	Aqua America, Inc.	13,867	249,606
	Artesian Resources Corp. Class A	471	6,797
#	Atmos Energy Corp.	9,030	219,158
#	Avista Corp.	5,800	115,188
#	Black Hills Corp.	4,290	108,323
* #	Cadiz, Inc.	1,704	23,703
#	California Water Service Group	1,914	71,890
	CenterPoint Energy, Inc.	36,070	415,526
#	Central Vermont Public Service Corp.	1,249	24,868
#	CH Energy Group, Inc.	1,800	74,214
	Chesapeake Utilities Corp.	975	30,459
	Cleco Corp.	6,902	158,815
	CMS Energy Corp.	25,000	256,250
	Connecticut Water Services, Inc.	300	7,950
	Consolidated Edison, Inc.	30,300	1,312,596
	Constellation Energy Group	11,800	285,678
	Delta Natural Gas Co., Inc.	360	8,845
#	Dominion Resources, Inc.	53,400	1,937,352
#	DPL, Inc.	13,000	296,530
	DTE Energy Co.	19,120	674,936
	Duke Energy Corp.	139,564	2,286,058
* #	Dynegy, Inc.	59,315	215,907
	Edison International	36,310	1,292,273
* #	El Paso Electric Co.	4,178	77,377
#	Empire District Electric Co.	3,470	66,659
	Energen Corp.	8,300	278,631
	Energy West, Inc.	1,050	8,715
#	Entergy Corp.	21,700	1,693,685
	Equitable Resources, Inc.	13,600	472,056
	Exelon Corp.	73,800	4,002,912
	FirstEnergy Corp.	34,100	1,778,656

54

	FPL Group, Inc.	44,320	2,093,677
#	Great Plains Energy, Inc.	6,388	124,183
#	Hawaiian Electric Industries, Inc.	8,100	215,622
	IDACORP, Inc.	2,600	69,316
	Integrys Energy Group, Inc.	8,480	403,648
	ITC Holdings Corp.	6,020	244,292
#	Laclede Group, Inc.	2,600	136,032
#	MDU Resources Group, Inc.	20,250	368,753
#	MGE Energy, Inc.	2,398	85,441
	Middlesex Water Co.	1,920	33,101
* #	Mirant Corp.	30,056	526,581
	National Fuel Gas Co.	9,500	343,805
#	New Jersey Resources Corp.	4,800	178,752
	Nicor, Inc.	4,400	203,324
	NiSource, Inc.	27,100	351,216
	Northeast Utilities, Inc.	16,640	375,398
	Northwest Natural Gas Co.	2,997	152,487
	NorthWestern Corp.	2,900	56,666
* #	NRG Energy, Inc.	31,641	735,653
	NSTAR	11,700	386,685
	OGE Energy Corp.	7,100	193,830
	Oneok, Inc.	12,100	385,990
#	Ormat Technologies, Inc.	6,400	154,624
	Otter Tail Corp.	3,301	77,507
	Pepco Holdings, Inc.	14,600	301,490
	PG&E Corp.	39,200	1,437,464
#	Piedmont Natural Gas Co.	8,400	276,528
	Pinnacle West Capital Corp.	11,090	350,999
	PNM Resources, Inc.	8,020	78,195
	Portland General Electric Co.	7,400	151,848
	PPL Corp.	42,100	1,381,722
	Progress Energy, Inc.	28,950	1,139,762
	Public Service Enterprise Group, Inc.	67,291	1,894,242
	Puget Energy, Inc.	11,800	276,474
	Questar Corp.	12,699	437,608
*	Reliant Energy, Inc.	46,684	245,091
	RGC Resources, Inc.	100	2,549
	SCANA Corp.	12,720	418,615
	Sempra Energy	29,200	1,243,628
	Sierra Pacific Resources	12,200	101,138
	SJW Corp.	2,756	76,617
#	South Jersey Industries, Inc.	3,300	112,431
	Southern Co.	83,600	2,870,824
	Southern Union Co.	12,488	215,044
	Southwest Gas Corp.	4,900	127,988
	Southwest Water Co.	2,470	19,686
	TECO Energy, Inc.	23,200	267,728
	UGI Corp.	11,600	276,892
	UIL Holdings Corp.	3,030	99,990
	Unisource Energy Corp.	3,900	107,562
	Vectren Corp.	8,690	218,988
	Westar Energy, Inc.	9,700	189,053
#	WGL Holdings, Inc.	3,807	122,547
	Wisconsin Energy Corp.	12,590	547,665
	Xcel Energy, Inc.	47,990	835,986

55

York Water Co.	1,600	19,200
Total Utilities		46,284,612

TOTAL COMMON STOCKS		1,234,949,058

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,071,642	1,071,642

	Face
	Amount
	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $7,840,000 FNMA 5.058%(r), 01/01/36, valued at $6,455,027) to be repurchased at $6,359,498	$6,359	6,359,000
TOTAL TEMPORARY CASH INVESTMENTS		7,430,642

Shares
SECURITIES LENDING COLLATERAL — (15.0%)
§ @	DFA Short Term Investment Fund LP	200,609,826	200,609,826

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.24%, 11/03/08 (Collateralized by $19,953,487 FNMA, rates ranging from 7.000% to 7.500%, maturities ranging from 08/01/37 to 09/01/38 & U.S. Treasury STRIP 1.497%(y), 05/31/10 & 1.476%(y), 11/30/10, valued at $18,613,499) to be repurchased at $18,118,736	$18,118	18,118,375

TOTAL SECURITIES LENDING COLLATERAL		218,728,201

TOTAL INVESTMENTS - (100.0%)
(Cost $1,576,090,558)		$1,461,107,901

See accompanying Notes to Financial Statements.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series, The Tax-Managed U.S. Equity Series, DFA Two-Year Global Fixed Income Series, Enhanced U.S. Large Company Series and DFA One-Year Fixed Income Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2008

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has adopted procedures by which a Qualifying Fund Shareholder (as defined below) may recommend disinterested board of trustees candidates to the Registrant’s Nominating Committee.  While the Nominating Committee is solely responsible for the selection and recommendation of disinterested board of trustees candidates to the board of trustees, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Registrant’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  Such recommendations shall be directed to the Secretary of the Registrant at such address as is set forth in the Registrant’s disclosure documents.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each series of shares of the Registrant that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.  The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

ITEM 11.                                             CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                             EXHIBITS.

(a)(1)                    Code of Ethics is filed herewith.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: January 5, 2009

By:	/s/David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: January 6, 2009